                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-07725
                                  ---------------------------------------------

                            Seasons Series Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

   Harborside Financial Center, 3200 Plaza 5  Jersey City, NJ  07311
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                Robert M. Zakem, Esq.
                      Senior Vice President & General Counsel
                       AIG SunAmerica Asset Management Corp.
                            Harborside Financial Center,
                                   3200 Plaza 5
                               Jersey City, NJ 07311
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 324-6363
                                                   ----------------------------

Date of fiscal year end:   March 31
                        --------------------------
Date of reporting period:  September 30, 2003
                         -------------------------

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Item 1. Reports to Shareholders.

       Seasons Series Trust, Semiannual Report at September 30, 2003.

SEASONS SERIES TRUST


SEMIANNUAL REPORT
SEPTEMBER 30, 2003


[SEASONS FAMILY LOGO]

A NEW WAY TO LOOK AT MONEY(TM)

TABLE OF CONTENTS

SHAREHOLDER LETTER                                                             1

PORTFOLIO INFORMATION                                                          2

SEASONS STRATEGIES
Multi-Managed Growth Portfolio                                                 2
Multi-Managed Moderate Growth Portfolio                                       18
Multi-Managed Income/Equity Portfolio                                         35
Multi-Managed Income Portfolio                                                52
Asset Allocation: Diversified Growth Portfolio                                69
Stock Portfolio                                                               91

SEASONS SELECT
Large Cap Growth Portfolio                                                    95
Large Cap Composite Portfolio                                                103
Large Cap Value Portfolio                                                    116
Mid Cap Growth Portfolio                                                     127
Mid Cap Value Portfolio                                                      141
Small Cap Portfolio                                                          157
International Equity Portfolio                                               200
Diversified Fixed Income Portfolio                                           223
Cash Management Portfolio                                                    232
Focus Growth Portfolio                                                       234
Focus TechNet Portfolio                                                      236
Focus Growth and Income Portfolio                                            238
Focus Value Portfolio                                                        240

STATEMENT OF ASSETS AND LIABILITIES                                          243
STATEMENT OF OPERATIONS                                                      246
STATEMENT OF CHANGES IN NET ASSETS                                           249
NOTES TO FINANCIAL STATEMENTS                                                256
FINANCIAL HIGHLIGHTS                                                         277
TRUSTEE INFORMATION                                                          283

DEAR INVESTOR:

   We are pleased to present the semiannual report for the SEASONS SERIES TRUST, the underlying investment for the SEASONS FAMILY OF VARIABLE ANNUITIES issued by AIG SunAmerica Life Assurance Company. This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2003.

   If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

   Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,


/s/ Jay S. Wintrob

Jay S. Wintrob
PRESIDENT AND CHIEF EXECUTIVE OFFICER,
AIG SUNAMERICA LIFE ASSURANCE COMPANY

November 7, 2003


Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity. Past performance is no guarantee of future results.

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SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

COMMON STOCK -- 68.8%                                                                             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.6%

APPAREL & TEXTILES -- 1.5%
Coach, Inc.+                                                                                         9,800   $       535,080
Nike, Inc., Class B                                                                                 21,705         1,320,098

AUTOMOTIVE --  0.9%
Advanced Auto Parts, Inc.+                                                                           9,900           701,910
Cummins, Inc.                                                                                        6,200           275,466
Ford Motor Co.                                                                                      14,000           150,780

RETAIL -- 3.2%
99 Cents Only Stores+                                                                                9,400           303,996
Avon Products, Inc.                                                                                  8,150           526,164
Chico's FAS, Inc.+                                                                                   8,200           251,248
Dollar Tree Stores, Inc.+                                                                           19,040           637,840
Gymboree Corp.+                                                                                      7,700           108,493
Home Depot, Inc.                                                                                     4,500           143,325
Kohl's Corp.+                                                                                        9,690           518,415
Masco Corp.                                                                                          7,000           171,360
Target Corp.                                                                                         3,500           131,705
Tiffany & Co.                                                                                        4,000           149,320
Wal-Mart Stores, Inc.                                                                                7,000           390,950
Williams-Sonoma, Inc.+                                                                               9,600           259,008
Yankee Candle Co., Inc.+                                                                            10,400           264,992
                                                                                                             ---------------
                                                                                                                   6,840,150
                                                                                                             ---------------

CONSUMER STAPLES -- 0.6%

FOOD, BEVERAGE & TOBACCO -- 0.4%
Altria Group, Inc.                                                                                   3,000           131,400
Coca-Cola Co.                                                                                        4,400           189,024
PepsiCo, Inc.                                                                                        2,500           114,575

HOUSEHOLD & PERSONAL PRODUCTS -- 0.2%
Estee Lauder Cos., Inc., Class A                                                                     3,000           102,300
Procter & Gamble Co.                                                                                 2,000           185,640
                                                                                                             ---------------
                                                                                                                     722,939
                                                                                                             ---------------

EDUCATION -- 0.5%

EDUCATION -- 0.5%
Apollo Group, Inc., Class A+                                                                         6,400           422,592
Career Education Corp.+                                                                              2,900           131,370
                                                                                                             ---------------
                                                                                                                     553,962
                                                                                                             ---------------

ENERGY -- 3.4%

ENERGY SERVICES -- 1.5%
Baker Hughes, Inc.                                                                                   2,000            59,180

COMMON STOCK (CONTINUED)                                                                         SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)
BJ Services Co.+                                                                                    23,475   $       802,141
Patterson-UTI Energy, Inc.+                                                                          4,000           108,280
Pride International, Inc.+                                                                           9,000           152,550
Smith International, Inc.+                                                                          16,900           608,062
Southern Co.                                                                                         5,000           146,600

ENERGY SOURCES -- 1.9%
Apache Corp.                                                                                         2,900           201,086
Burlington Resources, Inc.                                                                           2,800           134,960
EnCana Corp.                                                                                        10,878           393,879
Exxon Mobil Corp.                                                                                   23,380           855,708
Murphy Oil Corp.                                                                                    12,410           729,088
                                                                                                             ---------------
                                                                                                                   4,191,534
                                                                                                             ---------------
FINANCE -- 11.7%

BANKS -- 4.3%
Bank of America Corp.                                                                               31,855         2,485,964
Fifth Third Bancorp                                                                                  8,170           453,190
Hibernia Corp., Class A                                                                             17,500           354,550
J.P. Morgan Chase & Co.                                                                              5,000           171,650
Wachovia Corp.                                                                                      11,000           453,090
Wells Fargo & Co.                                                                                   24,625         1,268,188

FINANCIAL SERVICES -- 5.0%
American Express Co.                                                                                 4,000           180,240
Capital One Financial Corp.                                                                          5,000           285,200
Charles Schwab Corp.                                                                                32,000           381,120
CIT Group, Inc.                                                                                      6,000           172,560
Citigroup, Inc.                                                                                      8,333           379,235
Fannie Mae                                                                                           5,325           373,815
Goldman Sachs Group, Inc.                                                                           23,670         1,985,913
Lehman Brothers Holdings, Inc.                                                                       5,100           352,308
Mellon Financial Corp.                                                                               6,000           180,840
Merrill Lynch & Co., Inc.                                                                            4,200           224,826
Morgan Stanley                                                                                       8,100           408,726
SLM Corp.                                                                                           28,610         1,114,646

INSURANCE -- 2.4%
Allstate Corp.                                                                                      23,880           872,336
Berkshire Hathaway, Inc., Class B+                                                                     796         1,986,816
Travelers Property Casualty Corp., Class A                                                           8,000           127,040
                                                                                                             ---------------
                                                                                                                  14,212,253
                                                                                                             ---------------
HEALTHCARE -- 11.6%

DRUGS -- 5.8%
Amgen, Inc.+                                                                                         8,600           555,302
Bristol-Myers Squibb Co.                                                                             8,000           205,280
Chiron Corp.+                                                                                        3,000           155,070
Forest Laboratories, Inc.+                                                                          20,530         1,056,268
Genentech, Inc.+                                                                                    25,090         2,010,713
Genzyme Corp.+                                                                                       3,000           138,750
Gilead Sciences, Inc.+                                                                               6,600           369,138

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Invitrogen Corp.+                                                                                    7,995   $       463,630
Merck & Co., Inc.                                                                                    3,500           177,170
Millennium Pharmaceuticals, Inc.+                                                                    6,100            93,879
Mylan Laboratories, Inc.                                                                             6,100           235,765
Neurocrine Biosciences, Inc.+                                                                        7,200           356,544
Pfizer, Inc.                                                                                        13,800           419,244
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                                  14,000           800,100

HEALTH SERVICES -- 3.8%
Anthem, Inc.+                                                                                        9,270           661,229
Centene Corp.+                                                                                       9,500           288,705
MEDIQ, Inc.+(1)(7)                                                                                      18                 0
Select Medical Corp.+                                                                                8,200           236,160
UnitedHealth Group, Inc.@                                                                           58,145         2,925,857
Weight Watchers International, Inc.+                                                                 4,800           199,680
WellPoint Health Networks, Inc.+                                                                     3,130           241,260

MEDICAL PRODUCTS -- 2.0%
Boston Scientific Corp.+                                                                             3,700           236,060
Cardinal Health, Inc.                                                                                7,440           434,422
Cytyc Corp.+                                                                                        15,000           225,600
Johnson & Johnson                                                                                    4,700           232,744
MedImmune, Inc.+                                                                                    18,600           613,986
Medtronic, Inc.                                                                                     15,220           714,122
                                                                                                             ---------------
                                                                                                                  14,046,678
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 4.7%

AEROSPACE & MILITARY TECHNOLOGY -- 1.5%
Boeing Co.                                                                                           2,000            68,660
Lockheed Martin Corp.                                                                               11,240           518,726
Northrop Grumman Corp.                                                                               7,570           652,685
Rockwell Automation, Inc.                                                                           16,100           422,625
United Technologies Corp.                                                                            2,000           154,560

BUSINESS SERVICES -- 1.3%
AMIS Holdings, Inc.+                                                                                 1,000            18,460
Ingersoll-Rand Co., Inc., Class A                                                                    2,400           128,256
Kroll, Inc.+                                                                                        10,300           191,580
Monster Worldwide, Inc.+                                                                             6,700           168,706
Paychex, Inc.                                                                                       16,000           542,880
Stericycle, Inc.+                                                                                    6,300           297,171
Waste Connections, Inc.+                                                                             6,400           224,576

MACHINERY -- 0.2%
Deere & Co.                                                                                          4,000           213,240

MULTI-INDUSTRY -- 0.9%
3M Co.                                                                                               6,400           442,048
General Electric Co.                                                                                13,500           402,435
Honeywell International, Inc.                                                                        5,500           144,925
Tyco International, Ltd.                                                                             6,000           122,580

TRANSPORTATION -- 0.8%
FedEx Corp.                                                                                          2,400           154,632

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION (CONTINUED)
Heartland Express, Inc.                                                                             11,049   $       265,397
J.B. Hunt Transport Services, Inc.+                                                                 15,800           411,116
United Parcel Service, Inc., Class B                                                                 2,000           127,600
                                                                                                             ---------------
                                                                                                                   5,672,858
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 4.0%

BROADCASTING & MEDIA -- 2.1%
AOL Time Warner, Inc.+                                                                              51,482           777,893
Clear Channel Communications, Inc.                                                                   4,000           153,200
Fox Entertainment Group, Inc., Class A+                                                              5,600           156,744
Liberty Media Corp., Class A+                                                                       73,993           737,710
Lin TV Corp., Class A+                                                                               6,850           145,631
Radio One, Inc., Class D+                                                                            7,400           106,264
Viacom, Inc., Class B                                                                                4,000           153,200
Westwood One, Inc.+                                                                                 10,200           307,938

ENTERTAINMENT PRODUCTS -- 0.4%
Leapfrog Enterprises, Inc.+                                                                          8,600           326,800
Walt Disney Co.                                                                                      6,000           121,020

LEISURE & TOURISM -- 1.5%
Applebee's International, Inc.                                                                      11,000           346,280
Carnival Corp.                                                                                       5,800           190,762
Hilton Hotels Corp.                                                                                 11,000           178,420
JetBlue Airways Corp.+                                                                               8,100           493,857
Outback Steakhouse, Inc.                                                                             4,700           177,989
Ruby Tuesday, Inc.                                                                                  11,000           265,210
Southwest Airlines Co.                                                                              14,000           247,800
                                                                                                             ---------------
                                                                                                                   4,886,718
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 26.3%

COMMUNICATION EQUIPMENT -- 0.4%
Marvell Technology Group, Ltd.+                                                                     14,500           547,375

COMPUTER SERVICES -- 1.6%
CACI International, Inc., Class A+                                                                   8,100           347,085
Computer Associates International, Inc.                                                             24,890           649,878
Symantec Corp.+                                                                                      7,835           493,762
Synopsys, Inc.+                                                                                     16,820           517,551

COMPUTER SOFTWARE -- 5.9%
Business Objects SA Sponsored ADR+                                                                  13,800           344,310
Citrix Systems, Inc.+                                                                               13,700           302,496
Cognos, Inc.+                                                                                        9,600           297,792
Electronic Arts, Inc.+                                                                              23,100         2,130,513
Microsoft Corp.                                                                                    108,830         3,024,386
NetScreen Technologies, Inc.+                                                                       12,600           280,098
PeopleSoft, Inc.+                                                                                    9,748           177,316
VERITAS Software Corp.+                                                                             20,700           649,980

COMPUTERS & BUSINESS EQUIPMENT -- 2.1%
Apple Computer, Inc.+                                                                               57,935         1,195,199
Dell, Inc.+                                                                                          6,500           217,035

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
EMC Corp.+                                                                                          56,200   $       709,806
Hewlett-Packard Co.                                                                                  7,000           135,520
International Business Machines Corp.                                                                2,700           238,491

ELECTRONICS -- 5.9%
Applied Materials, Inc.+                                                                            59,910         1,086,767
ATMI, Inc.+                                                                                         12,700           320,929
Energizer Holdings, Inc.+                                                                           20,090           738,709
Intel Corp.                                                                                         13,000           357,630
Intersil Corp., Class A+                                                                            12,200           290,360
KLA-Tencor Corp.+                                                                                   35,945         1,847,573
Maxim Integrated Products, Inc.                                                                      2,000            79,000
Novellus Systems, Inc.+                                                                             10,000           337,500
Samsung Electronics, Ltd. GDR+*                                                                      7,095         1,199,055
Texas Instruments, Inc.                                                                             38,405           875,634

INTERNET CONTENT -- 3.4%
Amazon.com, Inc.+                                                                                   34,345         1,660,924
eBay, Inc.+                                                                                          9,065           485,068
Yahoo!, Inc.+                                                                                       57,380         2,030,105

INTERNET SOFTWARE -- 0.4%
BEA Systems, Inc.+                                                                                  37,400           450,670

TELECOMMUNICATIONS -- 6.6%
AT&T Wireless Services, Inc.+                                                                       27,000           220,860
Cisco Systems, Inc.+                                                                                60,345         1,179,141
Classic Communications, Inc.(1)(7)                                                                      66             3,989
EchoStar Communications Corp., Class A+                                                             56,775         2,172,779
Foundry Networks, Inc.+                                                                             15,600           335,556
Nextel Communications, Inc., Class A+                                                              108,810         2,142,469
Nokia Oyj Sponsored ADR                                                                             36,670           572,052
Sonus Networks, Inc.+                                                                               62,900           435,897
Vodafone Group, PLC Sponsored ADR                                                                   45,320           917,730
                                                                                                             ---------------
                                                                                                                  31,998,990
                                                                                                             ---------------

MATERIALS -- 0.4%

CHEMICALS -- 0.0%
Pioneer Companies, Inc.+                                                                                71               323

FOREST PRODUCTS -- 0.1%
MeadWestvaco Corp.                                                                                   7,000           178,500

METALS & MINERALS -- 0.3%
Alcoa, Inc.                                                                                          7,000           183,120
Freeport-McMoRan Copper & Gold, Inc., Class B                                                        5,000           165,500
                                                                                                             ---------------
                                                                                                                     527,443
                                                                                                             ---------------
TOTAL COMMON STOCK (cost $74,402,416)                                                                             83,653,525
                                                                                                             ---------------

PREFERRED STOCK -- 0.0%                                                                           SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
MATERIALS -- 0.0%

METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C (Convertible) (cost $0)                                                  270   $            46
                                                                                                             ---------------

                                                                                              PRINCIPAL
ASSET-BACKED SECURITES -- 0.6%                                                                  AMOUNT
----------------------------------------------------------------------------------------------------------------------------
FINANCE -- 0.4%

FINANCIAL SERVICES -- 0.4%
Aesop Funding II, LLC, Series 1998-1 A 6.14% 2006*                                         $        60,000            63,581
Capital One Multi-Asset Execution Trust, Series 2003-A4 A4 3.65% 2011                               40,000            40,678
First Union-Lehman Bros. Commercial Mtg. Trust II, Series 1997-C2 A2 6.60% 2029                     39,858            40,952
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% 2003                                          90,000           100,466
Peco Energy Transition Trust, Series 2001-A A1 6.52% 2010                                          110,000           126,452
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% 2009                                         118,000           134,100
                                                                                                             ---------------
                                                                                                                     506,229
                                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 0.2%

U.S. GOVERNMENT AGENCIES -- 0.2%
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% 2022                                              11,418            11,951
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% 2023                                             12,000            12,456
Federal Home Loan Mtg. Corp., Series 1552 H 6.75% 2022                                              87,092            88,898
Federal Home Loan Mtg. Corp., Series 1552 HB 6.50% 2022                                             48,108            49,068
Federal Home Loan Mtg. Corp., Series 1577 BK 6.50% 2023                                             20,000            21,835
Federal Home Loan Mtg. Corp., Series 1579 PL 6.55% 2022                                             11,383            11,461
Federal National Mtg. Assoc., Series 1991-177 G 8.00% 2006                                           1,884             1,988
                                                                                                             ---------------
                                                                                                                     197,657
                                                                                                             ---------------
TOTAL ASSET-BACKED SECURITIES (cost $647,049)                                                                        703,886
                                                                                                             ---------------

BONDS & NOTES -- 24.9%

CONSUMER DISCRETIONARY -- 0.9%

APPAREL & TEXTILES -- 0.0%
Levi Strauss & Co. 7.00% 2006                                                                        5,000             3,900
Levi Strauss & Co. 11.63% 2008                                                                       5,000             4,100

AUTOMOTIVE -- 0.5%
Accuride Corp., Series B 9.25% 2008                                                                  5,000             4,988
CSK Auto, Inc. 12.00% 2006                                                                          11,000            12,292
Dana Corp. 9.00% 2011                                                                                5,000             5,475
Delco Remy International, Inc. 8.63% 2007                                                            5,000             4,925
Dura Operating Corp., Series D 9.00% 2009                                                            5,000             4,650
Ford Motor Co. 6.38% 2029                                                                           75,000            61,087
Ford Motor Co. 7.45% 2031                                                                          150,000           138,335
General Motors Acceptance Corp. 6.88% 2011                                                         190,000           197,221
General Motors Corp. 8.38% 2033                                                                    105,000           109,788
Goodyear Tire & Rubber Co. 7.86% 2011                                                                5,000             4,200
LDM Technologies, Inc., Series B 10.75% 2007                                                         5,000             5,000
Lear Corp., Series B 8.11% 2009                                                                      5,000             5,750
United Rentals (North America), Inc., Series B 10.75% 2008                                           5,000             5,537

HOUSING & HOUSEHOLD DURABLES -- 0.2%
Beazer Homes USA, Inc. 8.63% 2011                                                                    5,000             5,400
Centex Corp. 7.88% 2011                                                                             70,000            82,855
D.R. Horton, Inc. 9.75% 2010                                                                         5,000             5,625

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)

HOUSING & HOUSEHOLD DURABLES (CONTINUED)
Del Webb Corp. 10.25% 2010                                                                 $         5,000   $         5,375
KB Home 9.50% 2011                                                                                  10,000            10,962
Lennar Corp. 5.95% 2013                                                                             25,000            26,456
Lennar Corp. 7.63% 2009                                                                             20,000            23,337
Pulte Homes, Inc. 8.13% 2011                                                                        40,000            47,598
Standard Pacific Corp. 8.50% 2007                                                                   10,000            10,275
Standard Pacific Corp., Series A 8.00% 2008                                                         10,000            10,350
Toll Brothers, Inc. 6.88% 2012                                                                      40,000            44,782

RETAIL -- 0.2%
Lowe's Cos., Inc. 8.25% 2010                                                                        80,000            99,399
Remington Arms Co., Inc. 10.50% 2011                                                                 5,000             5,125
Rite Aid Corp. 11.25% 2008                                                                          10,000            11,200
Sears Roebuck Acceptance Corp. 6.25% 2009                                                           45,000            49,978
Staples, Inc. 7.38% 2012                                                                            45,000            52,489
Wal-Mart Stores, Inc. 7.55% 2030                                                                    70,000            88,571
                                                                                                             ---------------
                                                                                                                   1,147,025
                                                                                                             ---------------

CONSUMER STAPLES -- 0.3%

FOOD, BEVERAGE & TOBACCO -- 0.3%
ConAgra Foods, Inc. 6.00% 2006                                                                      50,000            54,961
Fred Meyer, Inc. 7.38% 2005                                                                         25,000            26,805
Great Atlantic & Pacific Tea Co., Inc. 9.13% 2011                                                    5,000             4,700
Kraft Foods, Inc. 4.00% 2008                                                                        30,000            30,282
Kraft Foods, Inc. 4.63% 2006                                                                        30,000            31,530
Philip Morris Cos., Inc. 6.38% 2006                                                                 50,000            52,399
Tyson Foods, Inc. 7.25% 2006                                                                        50,000            55,690
Whitman Corp. 6.38% 2009                                                                            95,000           107,820
Winn-Dixie Stores, Inc. 8.88% 2008                                                                   5,000             5,175

HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
Johnsondiversey Holdings, Inc. 10.67% 2013*(2)                                                       5,000             3,475
                                                                                                             ---------------
                                                                                                                     372,837
                                                                                                             ---------------

EDUCATION -- 0.0%

EDUCATION -- 0.0%
Massachusetts Institute of Technology 7.25% 2096                                                    40,000            47,979
                                                                                                             ---------------

ENERGY -- 0.6%

ENERGY SERVICES -- 0.3%
Motiva Enterprises, LLC 5.20% 2012*                                                                 75,000            77,221
PacifiCorp, Series MBIA 6.38% 2008                                                                  70,000            78,917
Pride Petroleum Services, Inc. 9.38% 2007                                                            5,000             5,150
Southern California Public Power Authority Project 6.93% 2017                                       50,000            59,444
Tesoro Petroleum Corp., Series B 9.63% 2008                                                          5,000             4,975
UtiliCorp., Series AMBC 6.88% 2004                                                                  40,000            41,496
Valero Energy Corp. 6.88% 2012                                                                      45,000            50,198
Westar Energy, Inc. 9.75% 2007                                                                       5,000             5,613

ENERGY SOURCES -- 0.3%
Alliant Energy Resources, Inc. 9.75% 2013                                                           50,000            62,418
Burlington Resources Finance Co. 5.70% 2007                                                         70,000            77,130

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Canadian Oil Sands, Ltd. 5.80% 2013*                                                       $        50,000   $        51,743
Clark Refining & Marketing, Inc. 8.38% 2007                                                          5,000             5,100
Energy Corp. of America, Series A 9.50% 2007                                                        15,000            10,800
Giant Industries, Inc. 11.00% 2012                                                                  10,000             9,850
Husky Oil, Ltd. 7.55% 2016                                                                          50,000            61,014
Peabody Energy Corp., Series B 6.88% 2013                                                            5,000             5,212
Pemex Project Funding Master Trust 9.13% 2010                                                      110,000           131,725
                                                                                                             ---------------
                                                                                                                     738,006
                                                                                                             ---------------

FINANCE -- 3.7%

BANKS -- 0.6%
Dime Capital Trust I, Series A 9.33% 2027                                                           20,000            24,051
MBNA America Bank 5.38% 2008                                                                        60,000            64,538
National City Corp. 7.20% 2005                                                                      60,000            65,103
NCNB Corp. 9.38% 2009                                                                               32,000            40,321
Oversea-Chinese Banking Corp., Ltd. 7.75% 2011*                                                    140,000           166,546
Royal Bank of Scotland Group, PLC 6.40% 2009                                                        40,000            45,898
Scotland International Finance BV 7.70% 2010*                                                      110,000           133,998
U.S. Bancorp 7.50% 2026                                                                             65,000            78,483
Wells Fargo & Co. 6.38% 2011                                                                        80,000            90,657

FINANCIAL SERVICES -- 2.0%
Abbey National, PLC, Series EMTN 6.69% 2005                                                         70,000            76,822
Asset Securitization Corp., Series 1997-D4 A1B 7.40% 2029                                          107,753           109,041
Asset Securitization Corp., Series 1997-D5 A1C 6.75% 2043                                           50,000            54,737
Athena Neurosciences Finance, LLC 7.25% 2008                                                        95,000            76,950
BB&T Corp. 4.75% 2012                                                                              110,000           111,202
CIT Group, Inc. 7.50% 2003                                                                          15,000            15,109
CIT Group, Inc. 7.63% 2005                                                                          50,000            55,096
Citigroup, Inc. 6.75% 2005                                                                         130,000           143,067
Citigroup, Inc. 7.25% 2010                                                                          30,000            35,534
Countrywide Home Loans, Inc., Series MTNK 5.63% 2007                                                60,000            65,094
Credit National Interfinance BV 7.00% 2005                                                          50,000            54,441
Credit Suisse First Boston USA, Inc. 5.50% 2013                                                    120,000           124,988
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1B 7.15% 2029                                29,041            29,399
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% 2029                                70,000            78,552
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% 2030*                                          95,864           105,251
Ford Motor Credit Co. 7.88% 2010                                                                    50,000            54,212
General Electric Capital Corp., Series MTNA 8.70% 2007                                              20,000            23,766
Goldman Sachs Group, Inc. 4.13% 2008                                                                40,000            41,379
Household Finance Corp. 6.38% 2011                                                                 180,000           200,131
Household Finance Corp. 6.50% 2006                                                                  10,000            10,973
Lehman Brothers Holdings, Inc. 4.00% 2008                                                           70,000            72,067
MDP Acquisitions, PLC 9.63% 2012                                                                     5,000             5,475
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% 2029                                   100,000           112,079
Morgan Stanley Dean Witter & Co. 5.80% 2007                                                        110,000           121,257
Overseas Private Investment Corp., Series 96-A 6.99% 2009                                          227,776           254,250
Principal Financial Group Australia PTY, Ltd. 8.20% 2009*                                           90,000           108,384
Private Export Funding Corp. 6.62% 2005                                                            120,000           131,805
Private Export Funding Corp., Series C 6.31% 2004                                                  100,000           104,978
Private Export Funding Corp., Series YY 7.03% 2003                                                  35,000            35,166
UCAR Finance, Inc. 10.25% 2012                                                                       5,000             5,463
Von Hoffman Corp. 10.25% 2009                                                                       10,000            10,675

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

INSURANCE -- 1.1%
AAG Holding Co., Inc. 6.88% 2008                                                           $        50,000   $        48,246
ACE Capital Trust II 9.70% 2030                                                                     60,000            78,185
ACE INA Holdings, Inc. 8.30% 2006                                                                   30,000            34,511
Allstate Financing II 7.83% 2045                                                                    24,000            26,555
American Financial Group, Inc. 7.13% 2009                                                           25,000            26,050
Amerus Life Holdings, Inc. 6.95% 2005                                                               60,000            62,175
Equitable Cos., Inc. 7.00% 2028                                                                     30,000            33,617
Everest Reinsurance Holdings, Inc. 8.50% 2005                                                       10,000            10,911
Everest Reinsurance Holdings, Inc. 8.75% 2010                                                       70,000            84,390
Farmers Insurance Exchange 8.50% 2004*                                                             140,000           142,852
Florida Windstorm Underwriting Assoc. 7.13% 2019*                                                  140,000           165,127
Jackson National Life Insurance Co. 8.15% 2027*                                                     22,000            25,929
Liberty Mutual Insurance Co. 7.70% 2097*                                                           150,000           111,760
MONY Group, Inc. 7.45% 2005                                                                         45,000            49,872
Provident Financing Trust I 7.41% 2038                                                              50,000            43,155
ReliaStar Financial Corp. 8.00% 2006                                                                60,000            69,483
SAFECO Corp. 7.25% 2012                                                                             30,000            35,063
St. Paul Cos., Inc. 5.75% 2007                                                                      60,000            64,709
Torchmark Corp. 6.25% 2006                                                                          40,000            44,486
UnumProvident Corp. 7.63% 2011                                                                       5,000             5,500
W.R. Berkley Capital Trust 8.20% 2045                                                               70,000            76,327
XL Capital Finance, PLC 6.50% 2012                                                                  65,000            72,593
                                                                                                             ---------------
                                                                                                                   4,448,434
                                                                                                             ---------------

HEALTHCARE -- 0.6%

DRUGS -- 0.0%
Omnicare, Inc., Series B 8.13% 2011                                                                  5,000             5,413

HEALTH SERVICES -- 0.4%
Anthem, Inc. 6.80% 2012                                                                            105,000           120,867
Beverly Enterprises, Inc. 9.63% 2009                                                                 5,000             5,312
HCA, Inc. 6.30% 2012                                                                                50,000            50,961
Health Net, Inc. 8.38% 2011                                                                         40,000            48,281
HEALTHSOUTH Corp. 7.38% 2006                                                                        10,000             8,900
Humana, Inc. 7.25% 2006                                                                             50,000            55,147
NDC Health Corp. 10.50% 2012                                                                         5,000             5,425
Radiologix, Inc., Series B 10.50% 2008                                                               5,000             4,863
Tenet Healthcare Corp. 5.00% 2007                                                                   30,000            28,800
Tenet Healthcare Corp. 6.38% 2011                                                                   20,000            19,150
Triad Hospitals, Inc., Series B 8.75% 2009                                                           5,000             5,437
UnitedHealth Group, Inc. 7.50% 2005                                                                 90,000           100,429
WellPoint Health Networks, Inc. 6.38% 2012                                                          40,000            44,754

MEDICAL PRODUCTS -- 0.2%
Allegiance Corp. 7.00% 2026                                                                         80,000            92,179
American Home Products Corp. 6.25% 2006                                                            100,000           109,691
Universal Hospital Services, Inc. 10.25% 2008                                                        5,000             5,200
                                                                                                             ---------------
                                                                                                                     710,809
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 0.5%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
K & F Industries, Inc., Series B 9.25% 2007                                                         10,000            10,300
SCL Terminal Aereo Santiago SA 6.95% 2012*                                                         104,618           116,052

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

AEROSPACE & MILITARY TECHNOLOGY (CONTINUED)
Sequa Corp., Series B 8.88% 2008                                                           $        10,000   $        10,700

BUSINESS SERVICES -- 0.3%
Allied Waste North America, Inc., Series B 8.50% 2008                                               10,000            10,800
ERAC USA Finance Co. 8.00% 2011*                                                                    60,000            72,111
Monsanto Co. 7.38% 2012                                                                            110,000           128,346
PSA Corp., Ltd. 7.13% 2005*                                                                         60,000            65,862
R.H. Donnelley Finance Corp. I 10.88% 2012*                                                          5,000             5,900
World Color Press, Inc. 8.38% 2008                                                                   5,000             5,286
Xerox Corp. 7.63% 2013                                                                              10,000             9,862

ELECTRICAL EQUIPMENT -- 0.0%
WESCO Distribution, Inc., Series B 9.13% 2008                                                        5,000             4,975

MACHINERY -- 0.0%
Argo-Tech Corp. 8.63% 2007                                                                           5,000             4,850
Case New Holland, Inc. 9.25% 2011*                                                                   5,000             5,375
Numatics, Inc., Series B 9.63% 2008                                                                  5,000             3,700

MULTI-INDUSTRY -- 0.0%
American Standard Cos., Inc. 7.63% 2010                                                              5,000             5,575
Tyco International Group SA 6.13% 2009                                                               5,000             5,225
Tyco International Group SA 6.75% 2011                                                               5,000             5,275

TRANSPORTATION -- 0.1%
Federal Express Corp. 6.72% 2022                                                                    71,064            82,461
                                                                                                             ---------------
                                                                                                                     552,655
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 1.1%

BROADCASTING & MEDIA -- 0.7%
AOL Time Warner, Inc. 6.88% 2012                                                                    70,000            78,542
AOL Time Warner, Inc. 7.63% 2031                                                                    90,000           102,301
Chancellor Media Corp. 8.00% 2008                                                                   70,000            79,800
Charter Communications Holdings, LLC 8.63% 2009                                                     10,000             7,650
Charter Communications Holdings, LLC 9.92% 2011(2)                                                   5,000             3,537
Charter Communications Holdings, LLC 13.50% 2011(2)                                                 20,000            12,500
Comcast Cable Communications, Inc. 8.50% 2027                                                       15,000            18,964
Cox Communications, Inc. 7.75% 2010                                                                 80,000            95,551
CSC Holdings, Inc., Series B 7.63% 2011                                                             10,000             9,975
EchoStar DBS Corp. 9.38% 2009                                                                       10,000            10,662
Grupo Televisa SA 8.00% 2011                                                                        10,000            11,100
Lenfest Communications, Inc. 8.38% 2005                                                             40,000            44,673
Liberty Media Corp. 3.50% 2006                                                                      10,000             9,967
Liberty Media Corp. 7.75% 2009                                                                      30,000            34,510
Liberty Media Corp. 7.88% 2009                                                                      60,000            69,395
LIN Television Corp. 6.50% 2013*                                                                    10,000             9,725
Mediacom Broadband, LLC 11.00% 2013                                                                  5,000             5,263
News America Holdings, Inc. 8.00% 2016                                                              30,000            37,281
PRIMEDIA, Inc. 8.88% 2011                                                                            5,000             5,188
Quebecor Media, Inc. 13.75% 2011(2)                                                                 15,000            12,750
Rogers Cable, Inc. 6.25% 2013                                                                       10,000             9,988
Scholastic Corp. 7.00% 2003                                                                         35,000            35,379
USA Interactive 7.00% 2013                                                                          95,000           107,157

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)

ENTERTAINMENT PRODUCTS -- 0.0%
Corus Entertainment, Inc. 8.75% 2012                                                       $        10,000   $        10,900
Dex Media West, LLC 9.88% 2013*                                                                      5,000             5,650
International Game Technology 8.38% 2009                                                            40,000            48,498

LEISURE & TOURISM -- 0.4%
American Airlines, Inc., Series 01-1 6.82% 2011                                                     70,000            60,062
American Airlines, Inc., Series 2003-1 3.86% 2010                                                   20,000            19,996
American Airlines, Inc., Series 99-1 7.02% 2009                                                     30,000            29,306
Continental Airlines, Inc., Series 01-1 6.50% 2011                                                  30,000            29,419
Continental Airlines, Inc., Series 974A 6.90% 2018                                                  42,133            40,683
Continental Airlines, Inc., Series 981A 6.65% 2017                                                  17,336            16,536
Delta Air Lines, Inc. 7.90% 2009                                                                     5,000             3,713
Delta Air Lines, Inc., Series 00-1 7.57% 2012                                                       20,000            20,233
Delta Air Lines, Inc., Series 00-1 7.92% 2012                                                       45,000            38,610
Delta Air Lines, Inc., Series 01-1 6.62% 2011                                                        7,493             7,378
Harrah's Operating Co., Inc. 8.00% 2011                                                            100,000           118,450
Icon, Ltd. 11.25% 2012                                                                              10,000            10,725
Mandalay Resort Group 9.38% 2010                                                                     5,000             5,738
MGM Mirage, Inc. 8.38% 2011                                                                         20,000            22,000
Northwest Airlines, Inc. 8.88% 2006                                                                  5,000             3,838
Northwest Airlines, Inc. 9.88% 2007                                                                  5,000             3,850
Park Place Entertainment Corp. 7.00% 2013                                                           30,000            31,012
Park Place Entertainment Corp. 8.13% 2011                                                            5,000             5,388
Six Flags, Inc. 9.75% 2013*                                                                          5,000             4,700
True Temper Sports, Inc., Series B 10.88% 2008                                                       5,000             5,275
                                                                                                             ---------------
                                                                                                                   1,353,818
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 1.2%

COMPUTER SOFTWARE -- 0.1%
Electronic Data Systems Corp. 6.00% 2013*                                                           65,000            62,477

COMPUTERS & BUSINESS EQUIPMENT -- 0.0%
Xerox Capital, PLC 5.88% 2004                                                                        5,000             5,025

ELECTRONICS -- 0.1%
Amkor Technology, Inc. 10.50% 2009                                                                   5,000             5,325
L-3 Communications Corp., Series B 8.00% 2008                                                        5,000             5,194
Pepco Holdings, Inc. 5.50% 2007                                                                     80,000            83,792
Sanmina-SCI Corp. 10.38% 2010                                                                        5,000             5,862
SCG Holdings Corp. & Semiconductor Components Industries, LLC 12.00% 2009                            5,000             5,213
Solectron Corp. 9.63% 2009                                                                           5,000             5,513

TELECOMMUNICATIONS -- 1.0%
American Tower Corp. 9.38% 2009                                                                      5,000             5,100
AT&T Broadband Corp. 8.38% 2013                                                                    110,000           136,276
AT&T Corp. 1.00% 2011                                                                               40,000            46,233
AT&T Corp. 6.00% 2009                                                                                6,000             6,461
AT&T Wireless Services, Inc. 7.88% 2011                                                             90,000           104,765
British Telecommunications, PLC 8.38% 2010                                                          60,000            73,826
British Telecommunications, PLC 8.63% 2004                                                          40,000            52,439
Citizens Communications Co. 9.25% 2011                                                              50,000            63,720
Compania de Telecomunicaciones de Chile SA 7.63% 2006                                               35,000            38,385
Compania de Telecomunicaciones de Chile SA 8.38% 2006                                               15,000            16,577
France Telecom SA 9.25% 2011                                                                        70,000            85,506
GCI, Inc. 9.75% 2007                                                                                15,000            15,187

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
GTE Corp. 6.36% 2006                                                                       $        95,000   $       104,490
Insight Midwest LP/Insight Capital, Inc. 9.75% 2009                                                  5,000             5,038
Lucent Technologies, Inc. 5.50% 2008                                                                 5,000             4,250
Nextel Communications, Inc. 9.50% 2011                                                              15,000            16,575
Nextel Partners, Inc. 8.13% 2011*                                                                    5,000             4,875
Nortel Networks, Ltd. 6.13% 2006                                                                     5,000             5,025
Qwest Capital Funding, Inc. 7.25% 2011                                                               5,000             4,450
Rogers Cantel, Inc. 9.75% 2016                                                                       5,000             5,787
Rogers Wireless, Inc. 9.63% 2011                                                                     5,000             5,750
Singapore Telecommunications, Ltd. 6.38% 2011*                                                      20,000            22,334
Sprint Capital Corp. 6.13% 2008                                                                     90,000            97,158
Sprint Capital Corp. 6.88% 2028                                                                     20,000            19,504
Telecommunications Techniques Co., LLC 9.75% 2008(3)                                                10,000               250
Telecomunicaciones de Puerto Rico, Inc. 6.65% 2006                                                 130,000           141,761
Telefonica Europe BV 7.75% 2010                                                                     90,000           108,181
Time Warner Telecom, Inc. 10.13% 2011                                                                5,000             4,988
Triton PCS, Inc. 8.75% 2011                                                                         10,000             9,975
United States West Communications, Inc. 6.88% 2033                                                  10,000             8,800
Verizon Global Funding Corp. 6.13% 2007                                                             30,000            33,256
                                                                                                             ---------------
                                                                                                                   1,425,323
                                                                                                             ---------------

MATERIALS -- 0.9%

CHEMICALS -- 0.2%
ARCO Chemical Co. 9.80% 2020                                                                         5,000             4,000
Celulosa Arauco Y Constitucion SA 5.13% 2013*                                                       35,000            34,482
Ferro Corp. 9.13% 2009                                                                              40,000            46,053
ICI Wilmington, Inc. 6.95% 2004                                                                    100,000           104,015
IMC Global, Inc., Series B 10.88% 2008                                                              10,000            10,400
Lyondell Chemical Co., Series B 9.88% 2007                                                          10,000             9,525
Pioneer Companies, Inc. 4.60% 2003(4)                                                                  346               300
Potash Corp. of Saskatchewan, Inc. 7.75% 2011                                                       35,000            41,697
Resolution Performance Products, LLC 13.50% 2010                                                    10,000             8,950
Texas Petrochemicals Corp. 11.13% 2006(3)                                                           10,000             2,800
Texas Petrochemicals Corp., Series B 11.13% 2006(3)                                                  5,000             1,300

FOREST PRODUCTS -- 0.3%
Abitibi-Consolidated, Inc. 8.55% 2010                                                                5,000             5,459
Boise Cascade Office Products Corp. 7.05% 2005                                                      65,000            68,131
Caraustar Industries, Inc. 9.88% 2011                                                                5,000             4,900
Consumers International, Inc. 10.25% 2005(1)(3)(7)                                                  10,000                 1
Georgia-Pacific Corp. 8.88% 2010                                                                    10,000            10,950
International Paper Co. 6.75% 2011                                                                  70,000            78,968
Inversiones CMPC SA 4.88% 2013*                                                                     25,000            24,126
Longview Fibre Co. 10.00% 2009                                                                       5,000             5,550
Pacifica Papers, Inc. 10.00% 2009                                                                    5,000             5,300
Sappi Papier Holding AG 6.75% 2012*                                                                 35,000            38,780
Silgan Holdings, Inc. 9.00% 2009                                                                     5,000             5,175
Stone Container Corp. 8.38% 2012                                                                     5,000             5,250
Stone Container Corp. 9.25% 2008                                                                     5,000             5,438
Stone Container Corp. 9.75% 2011                                                                     5,000             5,450
Tembec Industries, Inc. 8.63% 2009                                                                   5,000             4,925
Temple-Inland, Inc. 7.88% 2012                                                                      50,000            58,441

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)

METALS & MINERALS -- 0.3%
AK Steel Corp. 7.88% 2009                                                                  $        10,000   $         7,150
Alcan, Inc. 6.45% 2011                                                                              30,000            33,932
Century Aluminum Co. 11.75% 2008                                                                     5,000             5,350
Codelco, Inc. 6.38% 2012*                                                                          100,000           108,315
Inco, Ltd. 7.20% 2032                                                                               50,000            54,606
Noranda, Inc. 6.00% 2015                                                                            35,000            35,721
Oregon Steel Mills, Inc. 10.00% 2009                                                                 5,000             4,100
Phelps Dodge Corp. 8.75% 2011                                                                       60,000            72,631
PolyOne Corp. 10.63% 2010                                                                            5,000             4,225
Timken Co. 5.75% 2010                                                                               15,000            15,233
United States Steel, LLC 10.75% 2008                                                                 5,000             5,325
Weirton Steel Corp. 10.00% 2008(3)(5)                                                               16,500             2,475

PLASTIC -- 0.1%
Sealed Air Corp. 8.75% 2008*                                                                        80,000            94,897
                                                                                                             ---------------
                                                                                                                   1,034,326
                                                                                                             ---------------

MUNICIPAL BONDS -- 0.2%

MUNICIPAL BONDS -- 0.2%
Allentown, Pennsylvania Taxable General Obligation 6.20% 2005                                      120,000           130,799
Huntsville, Alabama Solid Waste Disposal Authority 5.95% 2003                                       50,000            50,007
Illinois State Pension General Obligation 5.10% 2033                                                55,000            51,187
Miami, Florida Revenue 7.25% 2003                                                                   60,000            60,611
                                                                                                             ---------------
                                                                                                                     292,604
                                                                                                             ---------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 2.0%

FOREIGN GOVERNMENT -- 2.0%
Commonwealth of Australia, Series 904 9.00% 2004                                           AUD     885,000           624,958
Federal Republic of Brazil 8.00% 2014                                                               49,256            44,971
Federal Republic of Germany, Series 02 5.00% 2012                                          EUR   1,400,000         1,759,172
Republic of Trinidad & Tobago 9.75% 2020*                                                            5,000             6,375
Republic of Trinidad & Tobago 9.75% 2020                                                             5,000             6,375
                                                                                                             ---------------
                                                                                                                   2,441,851
                                                                                                             ---------------

REAL ESTATE -- 0.4%

REAL ESTATE COMPANIES -- 0.2%
EOP Operating LP 7.00% 2011                                                                         60,000            68,329
Liberty Property LP 7.25% 2011                                                                      25,000            28,797
Liberty Property LP 8.50% 2010                                                                      70,000            86,314
Susa Partnership LP 6.95% 2006                                                                      40,000            44,731

REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Avalon Bay Communities, Inc., Series MTN 7.50% 2010                                                100,000           117,186
Health Care Property Investors, Inc. 6.00% 2015                                                     60,000            61,941
Healthcare Realty Trust 8.13% 2011                                                                  60,000            67,728
Host Marriott LP, Series I 9.50% 2007                                                                5,000             5,475
Regency Centers LP 7.75% 2009                                                                       30,000            35,767
                                                                                                             ---------------
                                                                                                                     516,268
                                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 4.5%

U.S. GOVERNMENT AGENCIES -- 4.5%
Federal Home Loan Mtg. Corp. 6.50% 2029                                                             24,552            25,658
Federal Home Loan Mtg. Corp. 7.50% 2023 - 2028                                                      23,345            25,066

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp. 8.50% 2019                                                    $         4,772   $         5,221
Federal National Mtg. Assoc. 2.50% 2008                                                          1,000,000           978,381
Federal National Mtg. Assoc. 5.00% 2018 - 2033@                                                    397,896           400,637
Federal National Mtg. Assoc. 5.00% due October TBA                                                 500,000           512,188
Federal National Mtg. Assoc. 5.00% due October TBA                                                 200,000           200,000
Federal National Mtg. Assoc. 5.50% 2033                                                            294,669           300,792
Federal National Mtg. Assoc. 5.75% 2008                                                            955,000         1,065,725
Federal National Mtg. Assoc. 6.18% 2008                                                             18,738            20,773
Federal National Mtg. Assoc. 6.30% 2008 - 2011                                                     126,098           140,417
Federal National Mtg. Assoc. 6.34% 2008                                                             17,983            19,957
Federal National Mtg. Assoc. 6.36% 2008                                                             37,337            41,068
Federal National Mtg. Assoc. 6.43% 2008                                                             18,655            20,778
Federal National Mtg. Assoc. 6.56% 2011                                                            196,031           223,132
Federal National Mtg. Assoc. 7.04% 2007                                                             18,632            20,796
Government National Mtg. Assoc. 5.00% 2033                                                         149,616           150,034
Government National Mtg. Assoc. 6.00% 2031 - 2032(6)                                               923,427           960,418
Government National Mtg. Assoc. 7.00% 2022 - 2031                                                  214,399           228,409
Government National Mtg. Assoc. 7.25% 2027                                                          24,525            26,193
Government National Mtg. Assoc. 7.50% 2023 - 2029                                                   37,315            39,972
Government National Mtg. Assoc. 8.00% 2031                                                          13,845            14,958
Government National Mtg. Assoc. 8.50% 2017                                                           5,839             6,454
Government National Mtg. Assoc. 9.00% 2021                                                           1,992             2,209
                                                                                                             ---------------
                                                                                                                   5,429,236
                                                                                                             ---------------

GOVERNMENT OBLIGATIONS -- 7.5%

U.S. TREASURIES -- 7.5%
United States Treasury Bond Strip zero coupon 2012 - 2027                                        1,275,000           567,635
United States Treasury Bonds 5.25% 2028 - 2029@                                                  1,725,000         1,788,244
United States Treasury Bonds 6.13% 2029                                                            700,000           814,926
United States Treasury Bonds 6.25% 2023@                                                           610,000           713,104
United States Treasury Notes 3.50% 2011@                                                           369,723           418,364
United States Treasury Notes 4.75% 2008                                                            300,000           326,777
United States Treasury Notes 5.50% 2009                                                            600,000           678,703
United States Treasury Notes 5.75% 2005@                                                           850,000           924,774
United States Treasury Notes 5.88% 2004                                                          2,000,000         2,105,860
United States Treasury Notes 6.75% 2005@                                                           700,000           761,469
                                                                                                             ---------------
                                                                                                                   9,099,856
                                                                                                             ---------------

UTILITIES -- 0.5%

ELECTRIC UTILITIES -- 0.3%
AES Corp. 8.88% 2011                                                                                 5,000             4,975
American Electric Power Co., Inc., Series A 6.13% 2006                                              25,000            27,063
Avista Corp. 9.75% 2008                                                                             10,000            11,650
Calpine Corp. 8.50% 2011                                                                            15,000            10,575
CMS Energy Corp. 8.50% 2011                                                                         10,000            10,175
FirstEnergy Corp., Series B 6.45% 2011                                                              30,000            31,305
Nevada Power Co. 9.00% 2013*                                                                         5,000             5,163
NSTAR 8.00% 2010                                                                                    40,000            47,590
Progress Energy, Inc. 7.10% 2011                                                                   100,000           112,867
PSE&G Power, LLC 6.88% 2006                                                                         40,000            44,066
Reliant Resources, Inc. 9.25% 2010*                                                                  5,000             4,525
TXU Energy Co. 7.00% 2013*                                                                          50,000            54,354

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES -- 0.1%
Atlantic City Electric Co., Series FSA 6.38% 2005                                          $        20,000   $        21,475
Dynegy Holdings, Inc. 10.13% 2013*                                                                   5,000             5,275
El Paso Corp. 7.00% 2011                                                                            15,000            12,375
Energen Corp., Series MTN 7.63% 2010                                                                60,000            71,138
Williams Cos., Inc. 7.13% 2011                                                                      10,000             9,875

TELEPHONE -- 0.1%
Deutsche Telekom International Finance BV 3.88% 2008                                                30,000            30,291
Deutsche Telekom International Finance BV 8.00% 2010                                                90,000           110,090
                                                                                                             ---------------
                                                                                                                     624,827
                                                                                                             ---------------
TOTAL BONDS & NOTES (cost $28,562,014)                                                                            30,235,854
                                                                                                             ---------------

WARRANTS -- 0.0%                                                                                  SHARES
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires 4/15/2008+ (1)(7) (cost $27)                                         10                 0
                                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $103,611,506)                                                                  114,593,311
                                                                                                             ---------------

                                                                                              PRINCIPAL
SHORT-TERM SECURITIES -- 1.6%                                                                   AMOUNT
----------------------------------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 1.1%
Prudential Funding Corp. 1.07% due 10/1/03@                                                $     1,300,000         1,300,000
                                                                                                             ---------------

FOREIGN SHORT - TERM NOTES -- 0.5%
Canadian Treasury Bill 1.88% due 12/18/03@                                                         845,000           622,215
                                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $1,920,059)                                                                      1,922,215
                                                                                                             ---------------

REPURCHASE AGREEMENTS -- 4.8%

State Street Bank & Trust Co. Joint Repurchase Agreement Account (Note 2)                        1,776,000         1,776,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)                                     2,000,000         2,000,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)                                     2,045,000         2,045,000
                                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $5,821,000)                                                                      5,821,000
                                                                                                             ---------------

TOTAL INVESTMENTS --
   (cost $111,352,565)(See Note 3)                                                 100.7%                        122,336,526
Liabilities in excess of other assets--                                             (0.7)                           (879,826)
                                                                                   -----                     ---------------
NET ASSETS--                                                                       100.0%                    $   121,456,700
                                                                                   =====                     ===============

----------
+    Non-income producing securities.
@ The security or a portion thereof represents collateral for open futures contracts.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the aggregate value of these securities was $3,106,275 representing 2.6% of net assets.
(1)  Fair valued security; see Note 2.
(2) The interest rate shown represents the step-up coupon rate at which the bond accrues or will accrue at a specified date.
(3)  Bond in default
(4) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2003.
(5)  Variable rate security - the rate reflected is as of September 30, 2003.
(6)  The security or a portion thereof represents collateral for TBAs.
(7)  Illiquid security.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
AUD -- Australian Dollar
EUR -- Euro

See Notes to Financial Statements.

OPEN FUTURES CONTRACTS

                                                                          VALUE AS OF      UNREALIZED
NUMBER OF                                  EXPIRATION      VALUE AT      SEPTEMBER 30,    APPRECIATION/
CONTRACTS      DESCRIPTION                    DATE        TRADE DATE         2003        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
 2 Short       US Treasury Bond          December 2003   $    210,242   $      224,313    $    (14,071)
26 Short       US Treasury 5Yr Note      December 2003      2,843,362        2,950,188        (106,826)
10 Long        US Treasury 10Yr Note     December 2003      1,086,603        1,146,250          59,647
                                                                                          ------------
                                                                                          $    (61,250)
                                                                                          ============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

-------------------------------------------------------------------------------------------------------
      CONTRACT                          IN                        DELIVERY             GROSS UNREALIZED
     TO DELIVER                     EXCHANGE FOR                    DATE                 DEPRECIATION
-------------------------------------------------------------------------------------------------------
EUR         1,527,000            USD        1,775,840            10/27/2003               $     (2,026)
                                                                                          ============

EUR -- Euro
USD -- United States Dollar

See Notes to Financial Statements.

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

COMMON STOCK -- 54.2%                                                                             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 4.4%

APPAREL & TEXTILES -- 1.2%
Coach, Inc.+                                                                                        14,600   $       797,160
Nike, Inc., Class B                                                                                 25,985         1,580,408

AUTOMOTIVE -- 0.7%
Advanced Auto Parts, Inc.+                                                                          11,680           828,112
Cummins, Inc.                                                                                        9,600           426,528
Ford Motor Co.                                                                                      20,000           215,400

RETAIL -- 2.5%
99 Cents Only Stores+                                                                               13,700           443,058
Avon Products, Inc.                                                                                  9,510           613,965
Chico's FAS, Inc.+                                                                                  12,100           370,744
Dollar Tree Stores, Inc.+                                                                           22,380           749,730
Gymboree Corp.+                                                                                     11,600           163,444
Home Depot, Inc.                                                                                     6,500           207,025
Kohl's Corp.+                                                                                       11,380           608,830
Masco Corp.                                                                                         10,000           244,800
Target Corp.                                                                                         5,000           188,150
Tiffany & Co.                                                                                        6,000           223,980
Wal-Mart Stores, Inc.                                                                               10,000           558,500
Williams-Sonoma, Inc.+                                                                              14,000           377,720
Yankee Candle Co., Inc.+                                                                            15,600           397,488
                                                                                                             ---------------
                                                                                                                   8,995,042
                                                                                                             ---------------

CONSUMER STAPLES -- 0.5%

FOOD, BEVERAGE & TOBACCO -- 0.3%
Altria Group, Inc.                                                                                   4,000           175,200
Coca-Cola Co.                                                                                        6,500           279,240
PepsiCo, Inc.                                                                                        3,500           160,405

HOUSEHOLD & PERSONAL PRODUCTS -- 0.2%
Estee Lauder Cos., Inc., Class A                                                                     4,300           146,630
Procter & Gamble Co.                                                                                 3,000           278,460
                                                                                                             ---------------
                                                                                                                   1,039,935
                                                                                                             ---------------

EDUCATION -- 0.4%

EDUCATION -- 0.4%
Apollo Group, Inc., Class A+                                                                         9,650           637,189
Career Education Corp.+                                                                              4,300           194,790
                                                                                                             ---------------
                                                                                                                     831,979
                                                                                                             ---------------

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
ENERGY -- 2.7%

ENERGY SERVICES -- 1.3%
Baker Hughes, Inc.                                                                                   3,000   $        88,770
BJ Services Co.+                                                                                    30,190         1,031,592
Patterson-UTI Energy, Inc.+                                                                          6,200           167,834
Pride International, Inc.+                                                                          13,500           228,825
Smith International, Inc.+                                                                          22,520           810,270
Southern Co.                                                                                         7,000           205,240

ENERGY SOURCES -- 1.4%
Apache Corp.                                                                                         4,415           306,136
Burlington Resources, Inc.                                                                           4,200           202,440
EnCana Corp.                                                                                        12,552           454,493
Exxon Mobil Corp.                                                                                   29,950         1,096,170
Murphy Oil Corp.                                                                                    14,460           849,525
                                                                                                             ---------------
                                                                                                                   5,441,295
                                                                                                             ---------------

FINANCE -- 9.0%

BANKS -- 3.2%
Bank of America Corp.                                                                               39,245         3,062,680
Fifth Third Bancorp                                                                                  9,477           525,689
Hibernia Corp., Class A                                                                             26,400           534,864
J.P. Morgan Chase & Co.                                                                              7,000           240,310
Wachovia Corp.                                                                                      16,500           679,635
Wells Fargo & Co.                                                                                   30,165         1,553,497

FINANCIAL SERVICES -- 4.0%
American Express Co.                                                                                 5,300           238,818
Capital One Financial Corp.                                                                          7,000           399,280
Charles Schwab Corp.                                                                                48,300           575,253
CIT Group, Inc.                                                                                      8,000           230,080
Citigroup, Inc.                                                                                     14,333           652,295
Fannie Mae                                                                                           6,210           435,942
Goldman Sachs Group, Inc.                                                                           29,865         2,505,673
Lehman Brothers Holdings, Inc.                                                                       7,700           531,916
Mellon Financial Corp.                                                                               9,000           271,260
Merrill Lynch & Co., Inc.                                                                            5,700           305,121
Morgan Stanley                                                                                      11,900           600,474
SLM Corp.                                                                                           39,935         1,555,868

INSURANCE -- 1.8%
Allstate Corp.                                                                                      27,800         1,015,534
Berkshire Hathaway, Inc., Class B+                                                                     960         2,396,160
Travelers Property Casualty Corp., Class A                                                          12,000           190,560
                                                                                                             ---------------
                                                                                                                  18,500,909
                                                                                                             ---------------

HEALTHCARE -- 9.0%

DRUGS -- 4.6%
Amgen, Inc.+                                                                                        12,900           832,953
Bristol-Myers Squibb Co.                                                                            12,000           307,920
Chiron Corp.+                                                                                        5,000           258,450
Forest Laboratories, Inc.+                                                                          24,095         1,239,688
Genentech, Inc.+                                                                                    29,455         2,360,523
Genzyme Corp.+                                                                                       5,000           231,250

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Gilead Sciences, Inc.+                                                                              10,000   $       559,300
Invitrogen Corp.+                                                                                    9,395           544,816
Merck & Co., Inc.                                                                                    5,000           253,100
Millennium Pharmaceuticals, Inc.+                                                                    9,300           143,127
Mylan Laboratories, Inc.                                                                             9,200           355,580
Neurocrine Biosciences, Inc.+                                                                       10,800           534,816
Pfizer, Inc.                                                                                        20,200           613,676
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                                  21,100         1,205,865

HEALTH SERVICES -- 2.8%
Anthem, Inc.+                                                                                       10,795           770,008
Centene Corp.+                                                                                      15,000           455,850
MEDIQ, Inc.+(1)(7)                                                                                      27                 0
Select Medical Corp.+                                                                               13,800           397,440
UnitedHealth Group, Inc.@                                                                           69,685         3,506,549
Weight Watchers International, Inc.+                                                                 7,400           307,840
WellPoint Health Networks, Inc.+                                                                     3,750           289,050

MEDICAL PRODUCTS -- 1.6%
Boston Scientific Corp.+                                                                             5,600           357,280
Cardinal Health, Inc.                                                                                8,825           515,292
Cytyc Corp.+                                                                                        22,700           341,408
Johnson & Johnson                                                                                    7,000           346,640
MedImmune, Inc.+                                                                                    28,300           934,183
Medtronic, Inc.                                                                                     17,720           831,422
                                                                                                             ---------------
                                                                                                                  18,494,026
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 4.1%

AEROSPACE & MILITARY TECHNOLOGY -- 1.1%
Boeing Co.                                                                                           3,000           102,990
Lockheed Martin Corp.                                                                               13,080           603,642
Northrop Grumman Corp.                                                                               8,825           760,892
Rockwell Automation, Inc.                                                                           24,200           635,250
United Technologies Corp.                                                                            3,000           231,840

BUSINESS SERVICES -- 1.3%
AMIS Holdings, Inc.+                                                                                 1,600            29,536
Ingersoll-Rand Co., Inc., Class A                                                                    3,500           187,040
Kroll, Inc.+                                                                                        15,600           290,160
Monster Worldwide, Inc.+                                                                            20,100           506,118
Paychex, Inc.                                                                                       24,800           841,464
Stericycle, Inc.+                                                                                    9,500           448,115
Waste Connections, Inc.+                                                                             9,700           340,373

MACHINERY -- 0.2%
Deere & Co.                                                                                          6,000           319,860

MULTI-INDUSTRY -- 0.8%
3M Co.                                                                                               7,520           519,406
General Electric Co.                                                                                20,000           596,200
Honeywell International, Inc.                                                                        8,000           210,800
Tyco International, Ltd.                                                                            10,000           204,300

TRANSPORTATION -- 0.7%
FedEx Corp.                                                                                          4,000           257,720
Heartland Express, Inc.                                                                             16,495           396,210

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION (CONTINUED)
J.B. Hunt Transport Services, Inc.+                                                                 23,800   $       619,276
United Parcel Service, Inc., Class B                                                                 3,000           191,400
                                                                                                             ---------------
                                                                                                                   8,292,592
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 3.5%

BROADCASTING & MEDIA -- 1.8%
AOL Time Warner, Inc.+                                                                              61,948           936,034
Clear Channel Communications, Inc.                                                                   6,000           229,800
Fox Entertainment Group, Inc., Class A+                                                              8,300           232,317
Liberty Media Corp., Class A+                                                                      117,305         1,169,531
Lin TV Corp., Class A+                                                                              10,400           221,104
Radio One, Inc., Class D+                                                                           11,200           160,832
Viacom, Inc., Class B                                                                                5,500           210,650
Westwood One, Inc.+                                                                                 15,300           461,907

ENTERTAINMENT PRODUCTS -- 0.3%
Leapfrog Enterprises, Inc.+                                                                         13,000           494,000
Walt Disney Co.                                                                                      9,000           181,530

LEISURE & TOURISM -- 1.4%
Applebee's International, Inc.                                                                      16,300           513,124
Carnival Corp.                                                                                       8,000           263,120
Hilton Hotels Corp.                                                                                 20,000           324,400
JetBlue Airways Corp.+                                                                              11,450           698,107
Outback Steakhouse, Inc.                                                                             5,530           209,421
Ruby Tuesday, Inc.                                                                                  16,600           400,226
Southwest Airlines Co.                                                                              20,000           354,000
                                                                                                             ---------------
                                                                                                                   7,060,103
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 20.2%

COMMUNICATION EQUIPMENT -- 0.4%
Marvell Technology Group, Ltd.+                                                                     22,000           830,500

COMPUTER SERVICES -- 1.2%
CACI International, Inc., Class A+                                                                  12,100           518,485
Computer Associates International, Inc.                                                             31,270           816,460
Symantec Corp.+                                                                                      9,125           575,058
Synopsys, Inc.+                                                                                     19,590           602,784

COMPUTER SOFTWARE -- 4.5%
Business Objects SA Sponsored ADR+                                                                  20,800           518,960
Citrix Systems, Inc.+                                                                               20,700           457,056
Cognos, Inc.+                                                                                       14,500           449,790
Electronic Arts, Inc.+                                                                              27,110         2,500,355
Microsoft Corp.                                                                                    132,650         3,686,344
NetScreen Technologies, Inc.+                                                                       19,100           424,593
PeopleSoft, Inc.+                                                                                   14,722           267,793
VERITAS Software Corp.+                                                                             30,800           967,120

COMPUTERS & BUSINESS EQUIPMENT -- 1.7%
Apple Computer, Inc.+                                                                               68,145         1,405,831
Dell, Inc.+                                                                                         10,000           333,900
EMC Corp.+                                                                                          85,800         1,083,654
Hewlett-Packard Co.                                                                                 10,000           193,600

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
International Business Machines Corp.                                                                4,000   $       353,320

ELECTRONICS -- 4.4%
Applied Materials, Inc.+                                                                            73,495         1,333,199
ATMI, Inc.+                                                                                         19,100           482,657
Energizer Holdings, Inc.+                                                                           23,680           870,714
Intel Corp.                                                                                         18,940           521,039
Intersil Corp., Class A+                                                                            19,200           456,960
KLA-Tencor Corp.+                                                                                   45,415         2,334,331
Maxim Integrated Products, Inc.                                                                      3,000           118,500
Novellus Systems, Inc.+                                                                             15,000           506,250
Samsung Electronics Co., Ltd.                                                                        4,100         1,397,383
Texas Instruments, Inc.                                                                             45,140         1,029,192

INTERNET CONTENT -- 2.6%
Amazon.com, Inc.+                                                                                   44,630         2,158,307
eBay, Inc.+                                                                                         10,650           569,882
Yahoo!, Inc.+                                                                                       74,675         2,642,001

INTERNET SOFTWARE -- 0.3%
BEA Systems, Inc.+                                                                                  56,300           678,415

TELECOMMUNICATIONS -- 5.1%
AT&T Wireless Services, Inc.+                                                                       40,000           327,200
Cisco Systems, Inc.+                                                                                74,740         1,460,420
Classic Communications, Inc.(1)(7)                                                                     119             7,191
EchoStar Communications Corp., Class A+                                                             72,965         2,792,370
Foundry Networks, Inc.+                                                                             23,500           505,485
Nextel Communications, Inc., Class A+                                                              142,520         2,806,219
Nokia Oyj Sponsored ADR                                                                             43,325           675,870
Sonus Networks, Inc.+                                                                               94,800           656,964
Vodafone Group, PLC Sponsored ADR                                                                   54,595         1,105,549
                                                                                                             ---------------
                                                                                                                  41,421,701
                                                                                                             ---------------

MATERIALS -- 0.4%

CHEMICALS -- 0.0%
Pioneer Companies, Inc.+                                                                               212               965

FOREST PRODUCTS -- 0.1%
MeadWestvaco Corp.                                                                                  10,000           255,000

METALS & MINERALS -- 0.3%
Alcoa, Inc.                                                                                         11,000           287,760
Freeport-McMoRan Copper & Gold, Inc., Class B                                                        8,000           264,800
                                                                                                             ---------------
                                                                                                                     808,525
                                                                                                             ---------------
TOTAL COMMON STOCK (cost $98,577,198)                                                                            110,886,107
                                                                                                             ---------------

PREFERRED STOCK -- 0.0%

MATERIALS -- 0.0%

METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C (Convertible) (cost $0)                                                  495                84
                                                                                                             ---------------

                                                                                              PRINCIPAL
ASSET-BACKED SECURITES -- 0.8%                                                                  AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE -- 0.7%

FINANCIAL SERVICES -- 0.7%
Aesop Funding II, LLC, Series 1998-1 A 6.14% 2006*                                         $       100,000   $       105,969
Aesop Funding II, LLC, Series 2003-3A A3 3.72% 2009*                                               330,000           336,209
Capital One Multi-Asset Execution Trust, Series 2003-A4 A4 3.65% 2011                              130,000           132,202
First Union-Lehman Bros. Commercial Mtg. Trust II, Series 1997-C2 A2 6.60% 2029                     71,050            73,001
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% 2003                                         210,000           234,421
Peco Energy Transition Trust, Series 2001-A A1 6.52% 2010                                          210,000           241,409
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% 2009                                         218,000           247,744
                                                                                                             ---------------
                                                                                                                   1,370,955
                                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 0.1%

U.S. GOVERNMENT AGENCIES -- 0.1%
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% 2022                                              15,370            16,089
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% 2023                                             25,000            25,949
Federal Home Loan Mtg. Corp., Series 1552 H 6.75% 2022                                             107,828           110,064
Federal Home Loan Mtg. Corp., Series 1552 HB 6.50% 2022                                            101,192           103,212
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% 2023                                             40,000            43,669
Federal Home Loan Mtg. Corp., Series 1579 PL 6.55% 2022                                             11,383            11,461
Federal National Mtg.Assoc., Series 1991-117 G 8.00% 2006                                            7,537             7,953
                                                                                                             ---------------
                                                                                                                     318,397
                                                                                                             ---------------
TOTAL ASSET-BACKED SECURITIES (cost $1,571,427)                                                                    1,689,352
                                                                                                             ---------------

BONDS & NOTES -- 39.7%

CONSUMER DISCRETIONARY -- 1.7%

APPAREL & TEXTILES -- 0.0%
Gap, Inc. 10.55% 2008                                                                               10,000            12,025
Levi Strauss & Co. 11.63% 2008                                                                      15,000            12,300
Oxford Industry, Inc. 8.88% 2011*                                                                    5,000             5,325

AUTOMOTIVE -- 0.8%
Accuride Corp., Series B 9.25% 2008                                                                 20,000            19,950
CSK Auto, Inc. 12.00% 2006                                                                          19,000            21,232
Cummins, Inc. 9.50% 2010*                                                                            5,000             5,700
Dana Corp. 9.00% 2011                                                                               15,000            16,425
Delco Remy International, Inc. 8.63% 2007                                                           15,000            14,775
Dura Operating Corp., Series D 9.00% 2009                                                           10,000             9,300
Ford Motor Co. 6.38% 2029                                                                          150,000           122,173
Ford Motor Co. 7.45% 2031                                                                          520,000           479,563
General Motors Acceptance Corp. 6.88% 2011                                                         550,000           570,902
General Motors Corp. 8.38% 2033                                                                    295,000           308,451
Goodyear Tire & Rubber Co. 7.86% 2011                                                                5,000             4,200
Goodyear Tire & Rubber Co. 8.50% 2007                                                               10,000             9,400
LDM Technologies, Inc., Series B 10.75% 2007                                                        10,000            10,000
Lear Corp., Series B 8.11% 2009                                                                     10,000            11,500
Navistar International Corp., Series B 8.00% 2008                                                    5,000             5,113
Tenneco Automotive, Inc. 10.25% 2013*                                                                5,000             5,425
Tenneco Automotive, Inc., Series B 11.63% 2009                                                       5,000             4,925
United Rentals (North America), Inc., Series B 10.75% 2008                                          15,000            16,613

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)

HOUSING & HOUSEHOLD DURABLES -- 0.4%
Beazer Homes USA, Inc. 8.63% 2011                                                          $        15,000   $        16,200
Centex Corp. 5.80% 2009                                                                             20,000            21,604
Centex Corp. 7.88% 2011                                                                            220,000           260,403
Champion Enterprises, Inc. 7.63% 2009                                                                5,000             4,200
D.R. Horton, Inc. 9.75% 2010                                                                        15,000            16,875
Del Webb Corp. 10.25% 2010                                                                          10,000            10,750
KB Home 9.50% 2011                                                                                  25,000            27,406
Lennar Corp. 5.95% 2013                                                                             75,000            79,369
Lennar Corp. 7.63% 2009                                                                             60,000            70,010
Pulte Homes, Inc. 8.13% 2011                                                                       145,000           172,542
Standard Pacific Corp. 8.50% 2007                                                                   15,000            15,413
Standard Pacific Corp., Series A 8.00% 2008                                                         15,000            15,525
Toll Brothers, Inc. 6.88% 2012                                                                     130,000           145,540

RETAIL -- 0.5%
Lowe's Cos., Inc. 8.25% 2010                                                                       250,000           310,620
Remington Arms Co., Inc. 10.50% 2011                                                                 5,000             5,125
Rite Aid Corp. 7.13% 2007                                                                            5,000             5,063
Rite Aid Corp. 11.25% 2008                                                                          20,000            22,400
Sears Roebuck Acceptance Corp. 6.25% 2009                                                          140,000           155,488
Staples, Inc. 7.38% 2012                                                                           125,000           145,802
Wal-Mart Stores, Inc. 7.55% 2030                                                                   190,000           240,407
                                                                                                             ---------------
                                                                                                                   3,406,039
                                                                                                             ---------------

CONSUMER STAPLES -- 0.7%

FOOD, BEVERAGE & TOBACCO -- 0.6%
Companhia Brasileira de Bebidas 8.75% 2013*                                                        110,000           111,100
ConAgra Foods, Inc. 6.75% 2011                                                                     190,000           218,485
Delhaize America, Inc. 8.13% 2011                                                                    5,000             5,500
Fred Meyer, Inc. 7.38% 2005                                                                         40,000            42,888
Great Atlantic & Pacific Tea Co., Inc. 9.13% 2011                                                   15,000            14,100
Kraft Foods, Inc. 4.00% 2008                                                                       100,000           100,940
Kraft Foods, Inc. 4.63% 2006                                                                       100,000           105,101
Philip Morris Cos., Inc. 6.38% 2006                                                                150,000           157,197
Tyson Foods, Inc. 7.25% 2006                                                                       150,000           167,069
Tyson Foods, Inc. 8.25% 2011                                                                        45,000            53,819
Whitman Corp. 6.38% 2009                                                                           280,000           317,784
Winn-Dixie Stores, Inc. 8.88% 2008                                                                  25,000            25,875

HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
Fortune Brands, Inc. 7.13% 2004*                                                                   150,000           158,939
Johnsondiversey Holdings, Inc. 10.67% 2013*(2)                                                       5,000             3,475
JohnsonDiversey, Inc., Series B 9.63% 2012                                                           5,000             5,425
Playtex Products, Inc. 9.38% 2011                                                                   10,000             9,600
Rayovac Corp. 8.50% 2013*                                                                            5,000             5,150
Revlon Consumer Products Corp. 12.00% 2005                                                           5,000             5,000
                                                                                                             ---------------
                                                                                                                   1,507,447
                                                                                                             ---------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% 2096                                                   130,000           155,932
                                                                                                             ---------------

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
ENERGY -- 1.0%

ENERGY SERVICES -- 0.4%
Motiva Enterprises, LLC 5.20% 2012*                                                        $       205,000   $       211,072
PacifiCorp, Series MBIA 6.38% 2008                                                                 150,000           169,108
Parker Drilling Co., Series D 9.75% 2006                                                            10,000            10,225
Pride Petroleum Services, Inc. 9.38% 2007                                                           11,000            11,330
Southern California Public Power Authority Project 6.93% 2017                                      100,000           118,889
Tesoro Petroleum Corp. 8.00% 2008                                                                   10,000            10,250
Tesoro Petroleum Corp., Series B 9.63% 2008                                                         10,000             9,950
UtiliCorp., Series AMBC 6.88% 2004                                                                  70,000            72,618
Valero Energy Corp. 6.88% 2012                                                                     175,000           195,213
Westar Energy, Inc. 9.75% 2007                                                                      15,000            16,837
Western Resources, Inc. 7.13% 2009                                                                  10,000            10,225

ENERGY SOURCES -- 0.6%
Alliant Energy Resources, Inc. 9.75% 2013                                                          140,000           174,771
Burlington Resources Finance Co. 5.70% 2007                                                        190,000           209,353
Canadian Oil Sands, Ltd. 5.80% 2013*                                                               150,000           155,228
Clark Refining & Marketing, Inc. 8.38% 2007                                                         25,000            25,500
Energy Corp. of America, Series A 9.50% 2007                                                        45,000            32,400
Giant Industries, Inc. 11.00% 2012                                                                  15,000            14,775
Husky Oil, Ltd. 7.55% 2016                                                                         140,000           170,840
Peabody Energy Corp., Series B 6.88% 2013                                                            5,000             5,212
Pemex Project Funding Master Trust 9.13% 2010                                                      330,000           395,175
Pioneer Natural Resources Co. 9.63% 2010                                                            15,000            18,675
                                                                                                             ---------------
                                                                                                                   2,037,646
                                                                                                             ---------------

FINANCE -- 5.8%

BANKS -- 1.1%
Dime Capital Trust I, Series A 9.33% 2027                                                           35,000            42,090
MBNA America Bank 5.38% 2008                                                                       170,000           182,856
National Australia Bank, Ltd., Series A 8.60% 2010                                                 300,000           379,555
National City Corp. 7.20% 2005                                                                     170,000           184,459
NCNB Corp. 9.38% 2009                                                                               48,000            60,482
Oversea-Chinese Banking Corp., Ltd. 7.75% 2011*                                                    400,000           475,844
Royal Bank of Scotland Group, PLC 6.40% 2009                                                       120,000           137,694
Scotland International Finance BV 7.70% 2010*                                                      300,000           365,450
U.S. Bancorp 7.50% 2026                                                                            195,000           235,450
Wells Fargo & Co. 6.38% 2011                                                                       230,000           260,640
Western Financial Bank 9.63% 2012                                                                    5,000             5,412

FINANCIAL SERVICES -- 3.0%
Abbey National, PLC, Series EMTN 6.69% 2005                                                        200,000           219,492
Arch Western Finance, LLC 6.75% 2013*                                                               10,000            10,300
Asset Securitization Corp., Series 1997-D4 A1B 7.40% 2029                                          143,671           145,388
Asset Securitization Corp., Series 1997-D5 A1C 6.75% 2043                                           75,000            82,106
Athena Neurosciences Finance, LLC 7.25% 2008                                                       255,000           206,550
BB&T Corp. 4.75% 2012                                                                              295,000           298,222
CIT Group, Inc. 7.38% 2007                                                                          20,000            22,919
CIT Group, Inc. 7.50% 2003                                                                          60,000            60,435
CIT Group, Inc. 7.63% 2005                                                                         120,000           132,231
Citigroup, Inc. 6.75% 2005                                                                         340,000           374,174
Citigroup, Inc. 7.25% 2010                                                                         180,000           213,206
Countrywide Home Loans, Inc., Series MTNK 5.63% 2007                                               180,000           195,282

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Credit National Interfinance BV 7.00% 2005                                                 $       140,000   $       152,436
Credit Suisse First Boston USA, Inc. 5.50% 2013                                                    380,000           395,795
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1B 7.15% 2029                                59,897            60,636
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% 2029                               100,000           112,217
Farmers Exchange Capital 7.05% 2028*                                                               100,000            93,581
Ford Motor Credit Co. 7.88% 2010                                                                   210,000           227,691
General Electric Capital Corp., Series MTNA 8.70% 2007                                              70,000            83,180
Goldman Sachs Group, Inc. 4.13% 2008                                                               110,000           113,792
Household Finance Corp. 6.38% 2011                                                                 575,000           639,309
Household Finance Corp. 6.50% 2006                                                                  50,000            54,864
Lehman Brothers Holdings, Inc. 4.00% 2008                                                          210,000           216,200
MDP Acquisitions, PLC 9.63% 2012                                                                     5,000             5,475
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% 2029                                   300,000           336,237
Morgan Stanley Capital I, Inc., Series 1998-WF2 A2 6.54% 2030                                      300,000           339,591
Morgan Stanley Dean Witter & Co. 5.80% 2007                                                        330,000           363,771
Overseas Private Investment Corp., Series 96-A 6.99% 2009                                          211,109           235,646
Principal Financial Group Australia PTY, Ltd. 8.20% 2009*                                          240,000           289,024
Private Export Funding Corp. 6.62% 2005                                                            220,000           241,642
Private Export Funding Corp., Series C 6.31% 2004                                                  100,000           104,978
Private Export Funding Corp., Series YY 7.03% 2003                                                  45,000            45,214
UCAR Finance, Inc. 10.25% 2012                                                                      10,000            10,925
Von Hoffman Corp. 10.25% 2009                                                                       15,000            16,013

INSURANCE -- 1.7%
AAG Holding Co., Inc. 6.88% 2008                                                                   130,000           125,439
ACE Capital Trust II 9.70% 2030                                                                    190,000           247,586
ACE INA Holdings, Inc. 8.30% 2006                                                                  100,000           115,036
Allstate Financing II 7.83% 2045                                                                    44,000            48,683
American Financial Group, Inc. 7.13% 2009                                                           55,000            57,311
Amerus Life Holdings, Inc. 6.95% 2005                                                              190,000           196,886
Equitable Cos., Inc. 7.00% 2028                                                                    110,000           123,260
Everest Reinsurance Holdings, Inc. 8.50% 2005                                                       50,000            54,553
Everest Reinsurance Holdings, Inc. 8.75% 2010                                                      180,000           217,004
Fairfax Financial Holdings, Ltd. 7.38% 2006                                                         10,000            10,000
Farmers Insurance Exchange 8.50% 2004*                                                             280,000           285,704
Florida Windstorm Underwriting Assoc. 7.13% 2019*                                                  270,000           318,460
Jackson National Life Insurance Co. 8.15% 2027*                                                     40,000            47,144
Liberty Mutual Insurance Co. 7.70% 2097*                                                           460,000           342,732
MONY Group, Inc. 7.45% 2005                                                                        135,000           149,616
Provident Financing Trust I 7.41% 2038                                                              90,000            77,680
ReliaStar Financial Corp. 8.00% 2006                                                               170,000           196,868
SAFECO Corp. 7.25% 2012                                                                             85,000            99,345
St. Paul Cos., Inc. 5.75% 2007                                                                     200,000           215,698
Torchmark Corp. 6.25% 2006                                                                         130,000           144,580
UnumProvident Corp. 7.63% 2011                                                                      35,000            38,500
W.R. Berkley Capital Trust 8.20% 2045                                                              210,000           228,981
XL Capital Finance, PLC 6.50% 2012                                                                 150,000           167,522
                                                                                                             ---------------
                                                                                                                  11,937,042
                                                                                                             ---------------

HEALTHCARE -- 1.0%

DRUGS -- 0.0%
Omnicare, Inc., Series B 8.13% 2011                                                                  5,000             5,412

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)

HEALTH SERVICES -- 0.7%
Anthem, Inc. 6.80% 2012                                                                    $       340,000   $       391,378
Beverly Enterprises, Inc. 9.63% 2009                                                                15,000            15,937
Extendicare Health Services, Inc. 9.35% 2007                                                         5,000             5,150
HCA, Inc. 6.30% 2012                                                                               150,000           152,884
Health Net, Inc. 8.38% 2011                                                                        130,000           156,914
HEALTHSOUTH Corp. 7.38% 2006                                                                        20,000            17,800
Humana, Inc. 7.25% 2006                                                                            160,000           176,472
NDC Health Corp. 10.50% 2012                                                                        25,000            27,125
Radiologix, Inc., Series B 10.50% 2008                                                              15,000            14,587
Tenet Healthcare Corp. 5.00% 2007                                                                   90,000            86,400
Tenet Healthcare Corp. 6.38% 2011                                                                   70,000            67,025
Triad Hospitals, Inc., Series B 8.75% 2009                                                           5,000             5,438
UnitedHealth Group, Inc. 7.50% 2005                                                                260,000           290,127
WellPoint Health Networks, Inc. 6.38% 2012                                                          95,000           106,290

MEDICAL PRODUCTS -- 0.3%
ALARIS Medical Systems, Inc. 7.25% 2011                                                              5,000             5,025
Allegiance Corp. 7.00% 2026                                                                        220,000           253,493
American Home Products Corp. 6.25% 2006                                                            270,000           296,165
AmerisourceBergen Corp. 8.13% 2008                                                                   5,000             5,425
Universal Hospital Services, Inc. 10.25% 2008                                                       25,000            26,000
                                                                                                             ---------------
                                                                                                                   2,105,047
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 0.7%

AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
K & F Industries, Inc., Series B 9.25% 2007                                                         10,000            10,300
SCL Terminal Aereo Santiago SA 6.95% 2012*                                                         281,418           312,175
Sequa Corp., Series B 8.88% 2008                                                                    15,000            16,050

BUSINESS SERVICES -- 0.4%
Advanstar Communications, Inc. 10.75% 2010*                                                          5,000             5,162
Allied Waste North America, Inc., Series B 8.50% 2008                                               35,000            37,800
Erac USA Finance Co. 8.00% 2011*                                                                   140,000           168,259
Erac USA Finance Co. 8.25% 2005*                                                                    40,000            43,672
Iron Mountain, Inc. 8.25% 2011                                                                      10,000            10,400
Lamar Media Corp. 7.25% 2013                                                                         5,000             5,225
Monsanto Co. 7.38% 2012                                                                            280,000           326,700
PSA Corp., Ltd. 7.13% 2005*                                                                        160,000           175,631
R.H. Donnelley Finance Corp. I 10.88% 2012*                                                         15,000            17,700
World Color Press, Inc. 8.38% 2008                                                                  20,000            21,144
Xerox Corp. 7.63% 2013                                                                              20,000            19,725
Xerox Corp. 9.75% 2009                                                                              10,000            11,100

ELECTRICAL EQUIPMENT -- 0.0%
WESCO Distribution, Inc., Series B 9.13% 2008                                                       15,000            14,925

MACHINERY -- 0.0%
Argo-Tech Corp. 8.63% 2007                                                                          15,000            14,550
Case New Holland, Inc. 9.25% 2011*                                                                  20,000            21,500
Fluor Corp. 6.95% 2007                                                                               5,000             4,938
Numatics, Inc., Series B 9.63% 2008                                                                 10,000             7,400
Westinghouse Air Brake Co. 6.88% 2013*                                                               5,000             5,062

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

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

MULTI-INDUSTRY -- 0.0%
American Standard Cos., Inc. 7.63% 2010                                                    $         5,000   $         5,575
Tyco International Group SA 6.13% 2009                                                              15,000            15,675
Tyco International Group SA 6.38% 2006                                                              10,000            10,475
Tyco International Group SA 6.38% 2011                                                              15,000            15,469
Tyco International Group SA 6.75% 2011                                                               5,000             5,275

TRANSPORTATION -- 0.1%
Federal Express Corp. 6.72% 2022                                                                   133,245           154,613
                                                                                                             ---------------
                                                                                                                   1,456,500
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 2.0%

BROADCASTING & MEDIA -- 1.2%
AOL Time Warner, Inc. 6.88% 2012                                                                   230,000           258,066
AOL Time Warner, Inc. 7.63% 2031                                                                   260,000           295,536
CanWest Media, Inc. 10.63% 2011                                                                      5,000             5,675
Chancellor Media Corp. 8.00% 2008                                                                  220,000           250,800
Charter Communications Holdings, LLC 8.63% 2009                                                     15,000            11,475
Charter Communications Holdings, LLC 9.92% 2011(2)                                                   5,000             3,537
Charter Communications Holdings, LLC 13.50% 2011(2)                                                 70,000            43,750
Comcast Cable Communications, Inc. 8.50% 2027                                                       35,000            44,250
Cox Communications, Inc. 7.75% 2010                                                                230,000           274,709
CSC Holdings, Inc., Series B 7.63% 2011                                                             25,000            24,938
EchoStar DBS Corp. 6.38% 2011*                                                                      10,000            10,000
EchoStar DBS Corp. 9.38% 2009                                                                       20,000            21,325
Grupo Televisa SA 8.00% 2011                                                                        20,000            22,200
Lenfest Communications, Inc. 8.38% 2005                                                            120,000           134,018
Liberty Media Corp. 3.50% 2006                                                                      80,000            79,740
Liberty Media Corp. 7.75% 2009                                                                     230,000           264,575
LIN Television Corp. 6.50% 2013*                                                                    15,000            14,588
LodgeNet Entertainment Corp. 9.50% 2013                                                              5,000             5,300
Mediacom Broadband, LLC 11.00% 2013                                                                 15,000            15,788
News America Holdings, Inc. 8.00% 2016                                                             110,000           136,698
PRIMEDIA, Inc. 8.88% 2011                                                                           10,000            10,375
Quebecor Media, Inc. 11.13% 2011                                                                     5,000             5,700
Quebecor Media, Inc. 13.75% 2011(2)                                                                 30,000            25,500
Rogers Cable, Inc. 6.25% 2013                                                                       45,000            44,944
Scholastic Corp. 7.00% 2003                                                                         70,000            70,758
USA Interactive 7.00% 2013                                                                         315,000           355,310

ENTERTAINMENT PRODUCTS -- 0.1%
Corus Entertainment, Inc. 8.75% 2012                                                                20,000            21,800
Dex Media West, LLC 9.88% 2013*                                                                     15,000            16,950
International Game Technology 8.38% 2009                                                           130,000           157,620

LEISURE & TOURISM -- 0.7%
American Airlines, Inc., Series 01-1 6.82% 2011                                                    190,000           163,026
American Airlines, Inc., Series 2003-1 3.86% 2010                                                   65,000            64,987
American Airlines, Inc., Series 99-1 7.02% 2009                                                    120,000           117,224
Continental Airlines, Inc., Series 01-1 6.50% 2011                                                 120,000           117,677
Continental Airlines, Inc., Series 974A 6.90% 2018                                                 101,122            97,642
Continental Airlines, Inc., Series 981A 6.65% 2017                                                  65,013            62,011
Delta Air Lines, Inc. 7.90% 2009                                                                    20,000            14,850

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Delta Air Lines, Inc., Series 00-1 7.57% 2012                                              $        60,000   $        60,700
Delta Air Lines, Inc., Series 00-1 7.92% 2012                                                      150,000           128,699
Delta Air Lines, Inc., Series 01-1 6.62% 2011                                                       22,478            22,135
Harrah's Operating Co., Inc. 8.00% 2011                                                            320,000           379,041
Icon, Ltd. 11.25% 2012                                                                              15,000            16,087
Mandalay Resort Group 9.38% 2010                                                                     5,000             5,738
Mandalay Resort Group, Series B 10.25% 2007                                                         15,000            17,250
MGM Mirage, Inc. 8.38% 2011                                                                         45,000            49,500
MGM Mirage, Inc. 8.50% 2010                                                                         70,000            78,750
Northwest Airlines, Inc. 8.88% 2006                                                                  5,000             3,838
Northwest Airlines, Inc. 9.88% 2007                                                                 10,000             7,700
Park Place Entertainment Corp. 7.00% 2013                                                          100,000           103,375
Park Place Entertainment Corp. 8.13% 2011                                                           15,000            16,162
Six Flags, Inc. 9.75% 2013*                                                                         10,000             9,400
True Temper Sports, Inc., Series B 10.88% 2008                                                      15,000            15,825
                                                                                                             ---------------
                                                                                                                   4,177,542
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 2.1%

COMPUTER SOFTWARE -- 0.1%
Electronic Data Systems Corp. 6.00% 2013*                                                          195,000           187,432

ELECTRONICS -- 0.2%
Amkor Technology, Inc. 9.25% 2008                                                                   10,000            10,800
Amkor Technology, Inc. 10.50% 2009                                                                  10,000            10,650
L-3 Communications Corp., Series B 8.00% 2008                                                       10,000            10,388
Pepco Holdings, Inc. 5.50% 2007                                                                    230,000           240,903
Sanmina-SCI Corp. 10.38% 2010                                                                       20,000            23,450
SCG Holdings Corp. & Semiconductor Components Industries, LLC 12.00% 2009                           26,000            27,105
Solectron Corp. 9.63% 2009                                                                          15,000            16,537

TELECOMMUNICATIONS -- 1.8%
ACC Escrow Corp. 10.00% 2011*                                                                        5,000             5,375
Alaska Communications Systems Group, Inc. 9.88% 2011*                                                5,000             5,100
American Tower Corp. 9.38% 2009                                                                     15,000            15,300
AT&T Broadband Corp. 8.38% 2013                                                                    340,000           421,217
AT&T Corp. 6.00% 2009                                                                               19,000            20,458
AT&T Corp. 7.80% 2011                                                                              120,000           138,701
AT&T Wireless Services, Inc. 7.88% 2011                                                            270,000           314,294
Avaya, Inc. 11.13% 2009                                                                             10,000            11,575
British Telecommunications, PLC 8.38% 2010                                                         175,000           215,324
British Telecommunications, PLC 8.88% 2030                                                         135,000           176,982
Citizens Communications Co. 9.25% 2011                                                             140,000           178,416
Compania de Telecomunicaciones de Chile SA 7.63% 2006                                               70,000            76,770
Compania de Telecomunicaciones de Chile SA 8.38% 2006                                               85,000            93,940
France Telecom SA 9.25% 2011                                                                       220,000           268,734
GCI, Inc. 9.75% 2007                                                                                30,000            30,375
GTE Corp. 6.36% 2006                                                                               175,000           192,481
Insight Midwest LP/Insight Capital, Inc. 10.50% 2010                                                15,000            15,675
Lucent Technologies, Inc. 5.50% 2008                                                                15,000            12,750
Lucent Technologies, Inc. 7.25% 2006                                                                 5,000             4,813
Nextel Communications, Inc. 9.50% 2011                                                              35,000            38,675
Nextel Partners, Inc. 8.13% 2011*                                                                   15,000            14,625
Nortel Networks, Ltd. 6.13% 2006                                                                     5,000             5,025

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Qwest Capital Funding, Inc. 7.25% 2011                                                     $        45,000   $        40,050
Rogers Cantel, Inc. 9.75% 2016                                                                      15,000            17,363
Rogers Wireless, Inc. 9.63% 2011                                                                    20,000            23,000
Singapore Telecommunications, Ltd. 6.38% 2011*                                                      50,000            55,834
Sprint Capital Corp. 6.13% 2008                                                                    245,000           264,487
Sprint Capital Corp. 6.88% 2028                                                                    100,000            97,518
Telecommunications Techniques Co., LLC 9.75% 2008(3)                                                20,000               500
Telecomunicaciones de Puerto Rico, Inc. 6.65% 2006                                                 350,000           381,664
Telefonica Europe BV 7.75% 2010                                                                    260,000           312,523
Time Warner Telecom, Inc. 10.13% 2011                                                                5,000             4,988
Triton PCS, Inc. 8.75% 2011                                                                         25,000            24,937
United States West Communications, Inc. 6.88% 2033                                                  15,000            13,200
Verizon Global Funding Corp. 6.13% 2007                                                            220,000           243,879
Western Wireless Corp. 9.25% 2013*                                                                   5,000             5,100
                                                                                                             ---------------
                                                                                                                   4,268,913
                                                                                                             ---------------

MATERIALS -- 1.5%

CHEMICALS -- 0.4%
AEP Industries, Inc. 9.88% 2007                                                                      5,000             4,900
Airgas, Inc. 9.13% 2011                                                                              5,000             5,550
ARCO Chemical Co. 9.80% 2020                                                                        15,000            12,000
Celulosa Arauco Y Constitucion SA 5.13% 2013*                                                      105,000           103,447
Ferro Corp. 9.13% 2009                                                                             130,000           149,671
ICI Wilmington, Inc. 6.95% 2004                                                                    260,000           270,439
IMC Global, Inc., Series B 10.88% 2008                                                               5,000             5,200
IMC Global, Inc., Series B 11.25% 2011                                                              15,000            15,600
Lyondell Chemical Co., Series B 9.88% 2007                                                          30,000            28,575
Methanex Corp. 8.75% 2012                                                                            5,000             5,375
Noveon, Inc., Series B 11.00% 2011                                                                   5,000             5,650
Pioneer Companies, Inc. 4.64% 2003(4)                                                                1,038               900
Potash Corp. of Saskatchewan, Inc. 7.75% 2011                                                       95,000           113,177
Resolution Performance Products, LLC 13.50% 2010                                                    20,000            17,900
Texas Petrochemicals Corp. 11.13% 2006(3)                                                           20,000             5,600
Texas Petrochemicals Corp., Series B 11.13% 2006(3)                                                 10,000             2,600
United Industries Corp., Series D 9.88% 2009                                                        10,000            10,300

FOREST PRODUCTS -- 0.5%
Abitibi-Consolidated, Inc. 8.55% 2010                                                               20,000            21,838
Boise Cascade Office Products Corp. 7.05% 2005                                                     225,000           235,837
Caraustar Industries, Inc. 9.88% 2011                                                               15,000            14,700
Consumers International, Inc. 10.25% 2005(1)(3)(7)                                                  25,000                 2
Georgia-Pacific Corp. 8.88% 2010                                                                    45,000            49,275
International Paper Co. 6.75% 2011                                                                 240,000           270,749
Inversiones CMPC SA 4.88% 2013*                                                                     85,000            82,029
Longview Fibre Co. 10.00% 2009                                                                       5,000             5,550
Pacifica Papers, Inc. 10.00% 2009                                                                   25,000            26,500
Sappi Papier Holding AG 6.75% 2012*                                                                 90,000            99,720
Silgan Holdings, Inc. 9.00% 2009                                                                    14,000            14,490
Stone Container Corp. 8.38% 2012                                                                     5,000             5,250
Stone Container Corp. 9.25% 2008                                                                     5,000             5,438
Stone Container Corp. 9.75% 2011                                                                    25,000            27,250
Tembec Industries, Inc. 8.63% 2009                                                                  20,000            19,700
Temple-Inland, Inc. 7.88% 2012                                                                     150,000           175,323

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)

METALS & MINERALS -- 0.5%
AK Steel Corp. 7.88% 2009                                                                           20,000   $        14,300
Alcan, Inc. 6.45% 2011                                                                             100,000           113,106
Century Aluminum Co. 11.75% 2008                                                                    10,000            10,700
Codelco, Inc. 6.38% 2012*                                                                          285,000           308,698
Inco, Ltd. 7.20% 2032                                                                              140,000           152,898
Noranda, Inc. 6.00% 2015                                                                           105,000           107,163
Oregon Steel Mills, Inc. 10.00% 2009                                                                 5,000             4,100
Owens-Brockway Glass Container, Inc. 8.25% 2013                                                     15,000            15,300
Phelps Dodge Corp. 8.75% 2011                                                                      190,000           229,998
PolyOne Corp. 10.63% 2010                                                                            5,000             4,225
Steel Dynamics, Inc. 9.50% 2009                                                                      5,000             5,350
Timken Co. 5.75% 2010                                                                               40,000            40,622
United States Steel, LLC 10.75% 2008                                                                20,000            21,300
Weirton Steel Corp. 10.00% 2008(3)(5)                                                               30,250             4,538

PLASTIC -- 0.1%
Sealed Air Corp. 5.63% 2013*                                                                        30,000            30,390
Sealed Air Corp. 8.75% 2008*                                                                       210,000           249,104
                                                                                                             ---------------
                                                                                                                   3,122,327
                                                                                                             ---------------

MUNICIPAL BONDS -- 0.4%

MUNICIPAL BONDS -- 0.4%
Allentown, Pennsylvania Taxable General Obligation 6.20% 2005                                      225,000           245,247
Huntsville, Alabama Solid Waste Disposal Authority 5.95% 2003                                       85,000            85,011
Illinois State Pension General Obligation 5.10% 2033                                               185,000           172,176
Miami, Florida Revenue 7.25% 2003                                                                  110,000           111,120
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% 2008                             100,000           113,156
                                                                                                             ---------------
                                                                                                                     726,710
                                                                                                             ---------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 3.6%

FOREIGN GOVERNMENT -- 3.6%
Commonwealth of Australia, Series 904 9.00% 2004                                           AUD   2,660,000         1,878,405
Federal Republic of Brazil 8.00% 2014                                                              172,397           157,399
Federal Republic of Germany, Series 02 5.00% 2012                                          EUR   4,200,000         5,277,516
Republic of Trinidad & Tobago 9.75% 2020*                                                           15,000            19,125
Republic of Trinidad & Tobago 9.75% 2020                                                            25,000            31,875
                                                                                                             ---------------
                                                                                                                   7,364,320
                                                                                                             ---------------

REAL ESTATE -- 0.7%

REAL ESTATE COMPANIES -- 0.3%
CBRE Escrow, Inc. 9.75% 2010*                                                                        5,000             5,413
EOP Operating LP 7.00% 2011                                                                        190,000           216,377
Liberty Property LP 7.25% 2011                                                                     145,000           167,022
Liberty Property LP 8.50% 2010                                                                     135,000           166,462
Susa Partnership LP 6.95% 2006                                                                      70,000            78,279

REAL ESTATE INVESTMENT TRUSTS -- 0.4%
Avalon Bay Communities, Inc., Series MTN 7.50% 2010                                                310,000           363,277
Health Care Property Investors, Inc. 6.00% 2015                                                    180,000           185,821
Healthcare Realty Trust 8.13% 2011                                                                 185,000           208,829
Host Marriott LP, Series G 9.25% 2007                                                                5,000             5,456

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Host Marriott LP, Series I 9.50% 2007                                                      $        20,000   $        21,900
Regency Centers LP 7.75% 2009                                                                       80,000            95,378
                                                                                                             ---------------
                                                                                                                   1,514,214
                                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 6.3%

U.S. GOVERNMENT AGENCIES -- 6.3%
Federal Home Loan Mtg. Corp. 6.50% 2029                                                             49,105            51,316
Federal Home Loan Mtg. Corp. 7.50% 2023 - 2025                                                      23,350            25,121
Federal Home Loan Mtg. Corp. 8.50% 2019                                                              8,862             9,697
Federal National Mtg. Assoc. 2.50% 2008                                                          1,000,000           978,381
Federal National Mtg. Assoc. 5.00% 2018 - 2033                                                   1,097,057         1,102,727
Federal National Mtg. Assoc. 5.00% due October TBA                                               1,500,000         1,536,562
Federal National Mtg. Assoc. 5.00% due October TBA                                                 400,000           400,000
Federal National Mtg. Assoc. 5.50% 2033@                                                           982,806         1,003,241
Federal National Mtg. Assoc. 5.75% 2008                                                            760,000           848,116
Federal National Mtg. Assoc. 6.06% 2011                                                            226,515           251,845
Federal National Mtg. Assoc. 6.18% 2008                                                             18,738            20,773
Federal National Mtg. Assoc. 6.27% 2007                                                             51,401            56,869
Federal National Mtg. Assoc. 6.30% 2008 - 2011                                                     438,717           488,252
Federal National Mtg. Assoc. 6.34% 2008                                                             17,983            19,958
Federal National Mtg. Assoc. 6.36% 2008                                                            121,344           133,472
Federal National Mtg. Assoc. 6.43% 2008                                                             18,655            20,778
Federal National Mtg. Assoc. 6.59% 2011                                                            294,190           333,075
Federal National Mtg. Assoc. 6.80% 2007                                                            115,805           128,136
Federal National Mtg. Assoc. 7.04% 2007                                                             51,237            57,188
Government National Mtg. Assoc. 5.00% 2033                                                         847,845           850,212
Government National Mtg. Assoc. 6.00% 2028 - 2033@                                               3,284,096         3,416,279
Government National Mtg. Assoc. 7.00% 2022 - 2031                                                  681,162           724,939
Government National Mtg. Assoc. 7.25% 2027                                                          48,360            51,648
Government National Mtg. Assoc. 7.50% 2024 - 2029                                                  190,047           203,673
Government National Mtg. Assoc. 8.00% 2031                                                          76,738            82,902
Government National Mtg. Assoc. 8.50% 2017                                                          10,705            11,833
Government National Mtg. Assoc. 9.00% 2021                                                           2,948             3,270
                                                                                                             ---------------
                                                                                                                  12,810,263
                                                                                                             ---------------

GOVERNMENT OBLIGATIONS -- 11.2%

U.S. TREASURIES -- 11.2%
United States Treasury Bond Strip zero coupon 2012 - 2027                                        3,210,000         1,259,814
United States Treasury Bonds 5.25% 2028 - 2029@                                                  4,165,000         4,318,284
United States Treasury Bonds 5.50% 2028@                                                           400,000           428,469
United States Treasury Bonds 6.13% 2029                                                            200,000           232,836
United States Treasury Bonds 6.25% 2023@                                                           500,000           584,511
United States Treasury Notes 1.50% 2005                                                          2,000,000         2,009,218
United States Treasury Notes 2.00% 2005                                                          2,000,000         2,021,562
United States Treasury Notes 3.50% 2011@                                                         1,098,604         1,243,139
United States Treasury Notes 4.75% 2008                                                            300,000           326,777
United States Treasury Notes 5.50% 2009                                                            600,000           678,703
United States Treasury Notes 5.75% 2005@                                                         1,600,000         1,740,750
United States Treasury Notes 5.88% 2004                                                          2,000,000         2,105,860
United States Treasury Notes 6.75% 2005@(6)                                                      5,400,000         5,874,185
                                                                                                             ---------------
                                                                                                                  22,824,108
                                                                                                             ---------------

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
UTILITIES -- 0.9%

ELECTRIC UTILITIES -- 0.5%
AES Corp. 8.88% 2011                                                                       $        15,000   $        14,925
American Electric Power Co., Inc., Series A 6.13% 2006                                              85,000            92,015
Avista Corp. 9.75% 2008                                                                             30,000            34,950
Calpine Corp. 8.50% 2011                                                                            40,000            28,200
CMS Energy Corp. 8.50% 2011                                                                         25,000            25,437
FirstEnergy Corp., Series B 6.45% 2011                                                              90,000            93,915
Illinois Power Co. 11.50% 2010                                                                       5,000             6,000
Nevada Power Co. 9.00% 2013*                                                                        15,000            15,488
NSTAR 8.00% 2010                                                                                   130,000           154,668
Progress Energy, Inc. 7.10% 2011                                                                   280,000           316,026
PSE&G Power, LLC 6.88% 2006                                                                        140,000           154,232
Reliant Resources, Inc. 9.25% 2010*                                                                  5,000             4,525
TXU Energy Co. 7.00% 2013*                                                                         150,000           163,062

GAS & PIPELINE UTILITIES -- 0.2%
Atlantic City Electric Co., Series FSA 6.38% 2005                                                   45,000            48,318
Dynegy Holdings, Inc. 10.13% 2013*                                                                  15,000            15,825
El Paso Corp. 7.00% 2011                                                                            55,000            45,375
Energen Corp., Series MTN 7.63% 2010                                                               170,000           201,560
Williams Cos., Inc. 7.13% 2011                                                                      30,000            29,625

TELEPHONE -- 0.2%
Deutsche Telekom International Finance BV 3.88% 2008                                               110,000           111,067
Deutsche Telekom International Finance BV 8.50% 2010                                               260,000           318,038
                                                                                                             ---------------
                                                                                                                   1,873,251
                                                                                                             ---------------
TOTAL BONDS & NOTES (cost $77,496,855)                                                                            81,287,301
                                                                                                             ---------------

WARRANTS -- 0.0%                                                                                  SHARES
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%

TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires 4/15/2008+ (1)(7) (cost $55)                                         20                 0
                                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $177,645,535)                                                                  193,862,844
                                                                                                             ---------------

                                                                                              PRINCIPAL
SHORT-TERM SECURITIES -- 1.5%                                                                   AMOUNT
----------------------------------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.6%
 Prudential Funding Corp. 1.07% due 10/1/03@                                                $     1,200,000         1,200,000

FOREIGN SHORT-TERM NOTES -- 0.9%
Canadian Treasury Bill 1.88% due 12/18/03                                                        2,545,000         1,874,009
                                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $3,067,516)                                                                      3,074,009
                                                                                                             ---------------

                                                                                              PRINCIPAL
REPURCHASE AGREEMENTS -- 6.0%                                                                   AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
State Street Bank & Trust Co. Joint Repurchase Agreement Account (Note 2)@                 $     3,284,000   $     3,284,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)@                                    3,000,000         3,000,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)@                                    6,080,000         6,080,000
                                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $12,364,000)                                                                    12,364,000
                                                                                                             ---------------
TOTAL INVESTMENTS --
  (cost $193,077,051)(See Note 3)                                                 102.2%                         209,300,853
Liabilities in excess of other assets--                                            (2.2)                          (4,499,191)
                                                                                  -----                      ---------------
NET ASSETS --                                                                     100.0%                     $   204,801,662
                                                                                  =====                      ===============

----------
+   Non-income producing securities.
@ The security or a portion thereof represents collateral for open futures contracts.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the aggregate value of these securities was $5,502,222 representing 2.7% of net assets.
(1) Fair valued security; see Note 2.
(2) The interest rate shown represents the step-up coupon rate at which the bond accrues or will accrue at a specified date.
(3) Bond in default
(4) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2003.
(5) Variable rate security -- the rate reflected is as of September 30, 2003.
(6) The security or a portion thereof represents collateral for TBAs.
(7) Illiquid security.
ADR -- American Depository Receipt
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
AUD -- Australian Dollar
EUR -- Euro

OPEN FUTURES CONTRACTS

                                                                      VALUE AS OF      UNREALIZED
NUMBER OF                               EXPIRATION      VALUE AT     SEPTEMBER 30,    APPRECIATION/
CONTRACTS   DESCRIPTION                    DATE        TRADE DATE        2003        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
  7 Long    US Treasury Bond          December 2003    $   728,904   $     784,438   $       55,534
 78 Short   US Treasury 5 Yr Note     December 2003      8,543,577       8,850,562         (306,985)
 18 Long    US Treasury 10 Yr Note    December 2003      1,955,885       2,063,250          107,365
                                                                                     --------------
                                                                                     $     (144,086)
                                                                                     ==============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

     CONTRACT                            IN                     DELIVERY             GROSS UNREALIZED
    TO DELIVER                      EXCHANGE FOR                  DATE                 APPRECIATION
-----------------------------------------------------------------------------------------------------
KRW*      70,000,000           USD             57,608           11/12/03             $        3,048
                                                                                     --------------

     CONTRACT                            IN                     DELIVERY             GROSS UNREALIZED
    TO DELIVER                      EXCHANGE FOR                  DATE                 DEPRECIATION
-----------------------------------------------------------------------------------------------------
EUR        4,581,000           USD          5,327,520           10/27/03                     (6,078)
USD*          57,276           KRW         70,000,000           11/12/03                     (3,380)
                                                                                     --------------
                                                                                             (9,458)
                                                                                     --------------
Net Unrealized Appreciation (Depreciation)                                           $       (6,410)
                                                                                     ==============

----------
* Represents partially offsetting forward foreign currency contracts that, to the extent they offset, do not have additional market risk but have continued counter-party settlement risk.

EUR -- Euro
KRW -- Korean Won
USD -- United States Dollar

See Notes to Financial Statements.

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

COMMON STOCK -- 28.9%                                                                             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.5%

APPAREL & TEXTILES -- 0.7%
Coach, Inc.+                                                                                         6,000   $       327,600
Nike, Inc., Class B                                                                                 14,910           906,826

AUTOMOTIVE -- 0.3%
Advanced Auto Parts, Inc.+                                                                           6,560           465,104
Ford Motor Co.                                                                                      20,000           215,400

RETAIL -- 1.5%
Avon Products, Inc.                                                                                  5,365           346,364
Dollar Tree Stores, Inc.+                                                                           12,560           420,760
Home Depot, Inc.                                                                                     6,500           207,025
Kohl's Corp.+                                                                                        6,395           342,133
Masco Corp.                                                                                         11,000           269,280
Target Corp.                                                                                         5,500           206,965
Tiffany & Co.                                                                                        8,000           298,640
Wal-Mart Stores, Inc.                                                                               11,700           653,445
                                                                                                             ---------------
                                                                                                                   4,659,542
                                                                                                             ---------------

CONSUMER STAPLES -- 0.6%

FOOD, BEVERAGE & TOBACCO -- 0.4%
Altria Group, Inc.                                                                                   5,000           219,000
Coca-Cola Co.                                                                                        6,500           279,240
PepsiCo, Inc.                                                                                        4,000           183,320

HOUSEHOLD & PERSONAL PRODUCTS -- 0.2%
Estee Lauder Cos., Inc., Class A                                                                     4,500           153,450
Procter & Gamble Co.                                                                                 3,000           278,460
                                                                                                             ---------------
                                                                                                                   1,113,470
                                                                                                             ---------------

ENERGY -- 1.5%

ENERGY SERVICES -- 0.6%
Baker Hughes, Inc.                                                                                   3,000            88,770
BJ Services Co.+                                                                                    15,775           539,032
Smith International, Inc.+                                                                           6,430           231,351
Southern Co.                                                                                         7,000           205,240

ENERGY SOURCES -- 0.9%
EnCana Corp.                                                                                         7,084           256,503
Exxon Mobil Corp.                                                                                   24,565           899,079
Murphy Oil Corp.                                                                                     8,085           474,994
                                                                                                             ---------------
                                                                                                                   2,694,969
                                                                                                             ---------------

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE -- 5.5%

BANKS -- 1.9%
Bank of America Corp.                                                                               25,290   $     1,973,632
Fifth Third Bancorp                                                                                  5,320           295,100
J.P. Morgan Chase & Co.                                                                              7,000           240,310
Wells Fargo & Co.                                                                                   18,625           959,188

FINANCIAL SERVICES -- 2.4%
American Express Co.                                                                                 6,500           292,890
Capital One Financial Corp.                                                                          7,000           399,280
CIT Group, Inc.                                                                                      9,000           258,840
Citigroup, Inc.                                                                                     14,433           656,846
Fannie Mae                                                                                           3,475           243,945
Goldman Sachs Group, Inc.                                                                           14,585         1,223,681
Mellon Financial Corp.                                                                               9,000           271,260
Merrill Lynch & Co., Inc.                                                                            5,500           294,415
Morgan Stanley                                                                                       4,200           211,932
SLM Corp.                                                                                           12,260           477,650

INSURANCE -- 1.2%
Allstate Corp.                                                                                      15,555           568,224
Berkshire Hathaway, Inc., Class B+                                                                     607         1,515,072
Travelers Property Casualty Corp., Class A                                                          12,000           190,560
                                                                                                             ---------------
                                                                                                                  10,072,825
                                                                                                             ---------------

HEALTHCARE -- 4.4%

DRUGS -- 2.4%
Amgen, Inc.+                                                                                         3,400           219,538
Bristol-Myers Squibb Co.                                                                            13,000           333,580
Chiron Corp.+                                                                                        5,000           258,450
Forest Laboratories, Inc.+                                                                          13,520           695,604
Genentech, Inc.+                                                                                    16,550         1,326,317
Genzyme Corp.+                                                                                       5,000           231,250
Invitrogen Corp.+                                                                                    5,285           306,477
Merck & Co., Inc.                                                                                    5,000           253,100
Pfizer, Inc.                                                                                        20,280           616,106
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                                   3,700           211,455

HEALTH SERVICES -- 1.4%
Anthem, Inc.+                                                                                        6,045           431,190
MEDIQ, Inc.+(1)(7)                                                                                      46                 0
UnitedHealth Group, Inc. @                                                                          39,975         2,011,542
WellPoint Health Networks, Inc.+                                                                     2,125           163,795

MEDICAL PRODUCTS -- 0.6%
Cardinal Health, Inc.                                                                                5,000           291,950
Johnson & Johnson                                                                                    7,200           356,544
Medtronic, Inc.                                                                                      9,915           465,212
                                                                                                             ---------------
                                                                                                                   8,172,110
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 2.0%

AEROSPACE & MILITARY TECHNOLOGY -- 0.6%
Boeing Co.                                                                                           3,000           102,990
Lockheed Martin Corp.                                                                                7,320           337,818

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION & COMMERCIAL (CONTINUED)

AEROSPACE & MILITARY TECHNOLOGY (CONTINUED)
Northrop Grumman Corp.                                                                               4,970   $       428,513
United Technologies Corp.                                                                            3,000           231,840

BUSINESS SERVICES -- 0.3%
Ingersoll-Rand Co., Inc., Class A                                                                    3,800           203,072
Paychex, Inc.                                                                                        8,000           271,440

MACHINERY -- 0.2%
Deere & Co.                                                                                          6,000           319,860

MULTI-INDUSTRY -- 0.7%
3M Co.                                                                                               4,230           292,166
General Electric Co.                                                                                20,500           611,105
Honeywell International, Inc.                                                                        8,500           223,975
Tyco International, Ltd.                                                                            10,000           204,300

TRANSPORTATION -- 0.2%
FedEx Corp.                                                                                          4,000           257,720
United Parcel Service, Inc., Class B                                                                 3,000           191,400
                                                                                                             ---------------
                                                                                                                   3,676,199
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 1.8%

BROADCASTING & MEDIA -- 0.9%
AOL Time Warner, Inc.+                                                                              36,618           553,298
Clear Channel Communications, Inc.                                                                   7,000           268,100
Liberty Media Corp., Class A+                                                                       68,799           685,926
Viacom, Inc., Class B                                                                                5,000           191,500

ENTERTAINMENT PRODUCTS -- 0.1%
Walt Disney Co.                                                                                      9,000           181,530

LEISURE & TOURISM -- 0.8%
Applebee's International, Inc.                                                                      10,000           314,800
Carnival Corp.                                                                                       8,000           263,120
Hilton Hotels Corp.                                                                                 20,000           324,400
Outback Steakhouse, Inc.                                                                             3,105           117,586
Southwest Airlines Co.                                                                              20,000           354,000
                                                                                                             ---------------
                                                                                                                   3,254,260
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 10.1%

COMPUTER SERVICES -- 0.7%
Computer Associates International, Inc.                                                             22,540           588,520
Symantec Corp.+                                                                                      5,105           321,717
Synopsys, Inc.+                                                                                     10,960           337,239

COMPUTER SOFTWARE -- 2.3%
Electronic Arts, Inc.+                                                                              15,225         1,404,202
Microsoft Corp.                                                                                     87,740         2,438,294
VERITAS Software Corp.+                                                                             11,000           345,400

COMPUTERS & BUSINESS EQUIPMENT -- 1.0%
Apple Computer, Inc.+                                                                               38,260           789,304
Dell, Inc.+                                                                                          9,500           317,205
EMC Corp.+                                                                                          19,000           239,970

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Hewlett-Packard Co.                                                                                 10,000   $       193,600
International Business Machines Corp.                                                                4,000           353,320

ELECTRONICS -- 2.4%
Applied Materials, Inc.+                                                                            50,345           913,258
Energizer Holdings, Inc.+                                                                           13,340           490,512
Intel Corp.                                                                                         19,100           525,441
KLA-Tencor Corp.+                                                                                   17,955           922,887
Maxim Integrated Products, Inc.                                                                      3,000           118,500
Samsung Electronics, Ltd. GDR+*                                                                      4,565           771,485
Texas Instruments, Inc.                                                                             25,380           578,664

INTERNET CONTENT -- 1.0%
Amazon.com, Inc.+                                                                                   14,435           698,077
eBay, Inc.+                                                                                          5,980           319,990
Yahoo!, Inc.+                                                                                       25,695           909,089

TELECOMMUNICATIONS -- 2.7%
AT&T Wireless Services, Inc.+                                                                       40,000           327,200
Cisco Systems, Inc.+                                                                                48,395           945,638
Classic Communications, Inc.(1)(7)                                                                     119             7,191
EchoStar Communications Corp., Class A+                                                             31,605         1,209,524
Nextel Communications, Inc., Class A+                                                               67,070         1,320,608
Nokia Oyj Sponsored ADR                                                                             24,430           381,108
Vodafone Group, PLC Sponsored ADR                                                                   36,420           737,505
                                                                                                             ---------------
                                                                                                                  18,505,448
                                                                                                             ---------------

MATERIALS -- 0.5%

CHEMICALS -- 0.0%
Pioneer Companies, Inc.+                                                                               212               965

FOREST PRODUCTS -- 0.2%
MeadWestvaco Corp.                                                                                  11,000           280,500

METALS & MINERALS -- 0.3%
Alcoa, Inc.                                                                                         11,000           287,760
Freeport-McMoRan Copper & Gold, Inc., Class B                                                        8,000           264,800
                                                                                                             ---------------
                                                                                                                     834,025
                                                                                                             ---------------
TOTAL COMMON STOCK (cost $48,709,078)                                                                             52,982,848
                                                                                                             ---------------

PREFERRED STOCK -- 0.0%

MATERIALS -- 0.0%

METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C (Convertible) (cost $0)                                                  360                61
                                                                                                             ---------------

                                                                                              PRINCIPAL
ASSET-BACKED SECURITES -- 0.9%                                                                  AMOUNT
----------------------------------------------------------------------------------------------------------------------------
FINANCE -- 0.7%

FINANCIAL SERVICES -- 0.7%
Aesop Funding II, LLC, Series 1998-1 A 6.14% 2006*                                         $       120,000           127,163
Aesop Funding II, LLC, Series 2003-3A A3 3.72% 2009*                                               440,000           448,278

                                                                                              PRINCIPAL
ASSET-BACKED SECURITES (CONTINUED)                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Capital One Multi-Asset Execution Trust, Series 2003-A4 A4 3.65% 2011                      $       175,000   $       177,965
First Union-Lehman Bros. Commercial Mtg. Trust II, Series 1997-C2 A2 6.60% 2029                     86,647            89,026
Peco Energy Transition Trust, Series 2001-A A1 6.52% 2010                                          210,000           241,408
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% 2009                                         218,000           247,744
                                                                                                             ---------------
                                                                                                                   1,331,584
                                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 0.2%

U.S. GOVERNMENT AGENCIES -- 0.2%
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% 2022                                              21,957            22,984
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% 2023                                             32,000            33,215
Federal Home Loan Mtg. Corp., Series 1552 H 6.75% 2022                                              37,325            38,099
Federal Home Loan Mtg. Corp., Series 1552 HB 6.50% 2022                                            132,711           135,360
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% 2023                                             60,000            65,504
Federal National Mtg. Assoc., Series 1991-117 G 8.00% 2006                                          15,701            16,570
                                                                                                             ---------------
                                                                                                                     311,732
                                                                                                             ---------------
TOTAL ASSET-BACKED SECURITIES (cost $1,553,065)                                                                    1,643,316
                                                                                                             ---------------

BONDS & NOTES -- 65.0%

CONSUMER DISCRETIONARY -- 2.4%

APPAREL & TEXTILES -- 0.0%
Gap, Inc. 8.80% 2003                                                                                15,000            18,038
Levi Strauss & Co. 7.00% 2006                                                                        5,000             3,900
Levi Strauss & Co. 11.63% 2008                                                                      20,000            16,400
Oxford Industry, Inc. 8.88% 2011*                                                                    5,000             5,325

AUTOMOTIVE -- 1.2%
Accuride Corp., Series B 9.25% 2008                                                                 30,000            29,925
CSK Auto, Inc. 12.00% 2006                                                                          19,000            21,232
Cummins, Inc. 9.50% 2010*                                                                            5,000             5,700
Dana Corp. 9.00% 2011                                                                               25,000            27,375
Delco Remy International, Inc. 8.63% 2007                                                           15,000            14,775
Dura Operating Corp., Series D 9.00% 2009                                                           15,000            13,950
Ford Motor Co. 6.38% 2029                                                                          125,000           101,811
Ford Motor Co. 7.45% 2031                                                                          745,000           687,066
General Motors Acceptance Corp. 6.88% 2011                                                         720,000           747,362
General Motors Corp. 8.38% 2033                                                                    400,000           418,239
Goodyear Tire & Rubber Co. 7.86% 2011                                                               20,000            16,800
LDM Technologies, Inc., Series B 10.75% 2007                                                        15,000            15,000
Lear Corp., Series B 8.11% 2009                                                                     15,000            17,250
Navistar International Corp., Series B 8.00% 2008                                                    5,000             5,113
Tenneco Automotive, Inc. 10.25% 2013*                                                                5,000             5,425
Tenneco Automotive, Inc., Series B 11.63% 2009                                                       5,000             4,925
TRW Automotive 11.00% 2013*                                                                          5,000             5,825
United Rentals (North America), Inc., Series B 10.75% 2008                                          15,000            16,613

HOUSING & HOUSEHOLD DURABLES -- 0.6%
Beazer Homes USA, Inc. 8.63% 2011                                                                   20,000            21,600
Centex Corp. 5.80% 2009                                                                            100,000           108,020
Centex Corp. 7.88% 2011                                                                            220,000           260,403

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DICRETIONARY (CONTINUED)

HOUSING & HOUSEHOLD DURABLES (CONTINUED)
Champion Enterprises, Inc. 7.63% 2009                                                      $         5,000   $         4,200
Champion Home Builders Co. 11.25% 2007                                                               5,000             5,150
D.R. Horton, Inc. 9.75% 2010                                                                        25,000            28,125
Del Webb Corp. 10.25% 2010                                                                          15,000            16,125
KB Home 9.50% 2011                                                                                  35,000            38,369
Koppers, Inc. 9.88% 2013*                                                                            5,000             5,000
Lennar Corp. 5.95% 2013                                                                             95,000           100,534
Lennar Corp. 7.63% 2009                                                                             80,000            93,346
Pulte Homes, Inc. 8.13% 2011                                                                       185,000           220,140
Standard Pacific Corp. 8.50% 2007                                                                   15,000            15,412
Standard Pacific Corp. 9.50% 2010                                                                   10,000            11,050
Standard Pacific Corp., Series A 8.00% 2008                                                         10,000            10,350
Toll Brothers, Inc. 6.88% 2012                                                                     160,000           179,127

RETAIL -- 0.6%
Lowe's Cos., Inc. 8.25% 2010                                                                       330,000           410,019
Remington Arms Co., Inc. 10.50% 2011                                                                10,000            10,250
Rite Aid Corp. 7.13% 2007                                                                           10,000            10,125
Rite Aid Corp. 11.25% 2008                                                                          20,000            22,400
Sears Roebuck Acceptance Corp. 6.25% 2009                                                          175,000           194,361
Staples, Inc. 7.38% 2012                                                                           165,000           192,458
Wal-Mart Stores, Inc. 7.55% 2030                                                                   240,000           303,672
                                                                                                             ---------------
                                                                                                                   4,458,285
                                                                                                             ---------------

CONSUMER STAPLES -- 1.2%

FOOD, BEVERAGE & TOBACCO -- 1.0%
Companhia Brasileira de Bebidas 8.75% 2013*                                                        105,000           106,050
ConAgra Foods, Inc. 6.75% 2011                                                                     260,000           298,979
Delhaize America, Inc. 8.13% 2011                                                                   15,000            16,500
Fred Meyer, Inc. 7.38% 2005                                                                         55,000            58,971
Great Atlantic & Pacific Tea Co., Inc. 9.13% 2011                                                   25,000            23,500
Kraft Foods, Inc. 4.00% 2008                                                                       140,000           141,316
Kraft Foods, Inc. 4.63% 2006                                                                       130,000           136,631
Philip Morris Cos., Inc. 6.38% 2006                                                                200,000           209,596
Tyson Foods, Inc. 7.25% 2006                                                                       200,000           222,759
Tyson Foods, Inc. 8.25% 2011                                                                        55,000            65,779
Whitman Corp. 6.38% 2009                                                                           380,000           431,279
Winn-Dixie Stores, Inc. 8.88% 2008                                                                  30,000            31,050

HOUSEHOLD & PERSONAL PRODUCTS -- 0.2%
Fortune Brands, Inc. 7.13% 2004*                                                                   340,000           360,261
Johnsondiversey Holdings, Inc. 10.67% 2013*(2)                                                      15,000            10,425
Playtex Products, Inc. 9.38% 2011                                                                   15,000            14,400
Rayovac Corp. 8.50% 2013*                                                                           10,000            10,300
Revlon Consumer Products Corp. 12.00% 2005                                                          25,000            25,000
                                                                                                             ---------------
                                                                                                                   2,162,796
                                                                                                             ---------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% 2096                                                   170,000           203,910
                                                                                                             ---------------

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
ENERGY -- 1.4%

ENERGY SERVICES -- 0.6%
Motiva Enterprises, LLC 5.20% 2012*                                                        $       265,000   $       272,849
PacifiCorp, Series MBIA 6.38% 2008                                                                 250,000           281,846
Parker Drilling Co., Series D 9.75% 2006                                                            10,000            10,225
Pride Petroleum Services, Inc. 9.38% 2007                                                           14,000            14,420
Southern California Public Power Authority Project 6.93% 2017                                      125,000           148,611
Tesoro Petroleum Corp., Series B 9.63% 2008                                                         30,000            29,850
UtiliCorp., Series AMBC 6.88% 2004                                                                  80,000            82,992
Valero Energy Corp. 6.88% 2012                                                                     230,000           256,566
Westar Energy, Inc. 9.75% 2007                                                                      10,000            11,225
Western Resources, Inc. 7.13% 2009                                                                  15,000            15,338

ENERGY SOURCES -- 0.8%
Alliant Energy Resources, Inc. 9.75% 2013                                                          170,000           212,222
Burlington Resources Finance Co. 5.70% 2007                                                        240,000           264,445
Canadian Oil Sands, Ltd. 5.80% 2013*                                                               200,000           206,971
Clark Refining & Marketing, Inc. 8.38% 2007                                                         35,000            35,700
Energy Corp. of America, Series A 9.50% 2007                                                        60,000            43,200
Giant Industries, Inc. 11.00% 2012                                                                  15,000            14,775
Husky Oil, Ltd. 7.55% 2016                                                                         160,000           195,245
Peabody Energy Corp., Series B 6.88% 2013                                                            5,000             5,213
Pemex Project Funding Master Trust 9.13% 2010                                                      440,000           526,900
Pioneer Natural Resources Co. 9.63% 2010                                                            15,000            18,675
                                                                                                             ---------------
                                                                                                                   2,647,268
                                                                                                             ---------------

FINANCE -- 8.4%

BANKS -- 1.7%
Dime Capital Trust I, Series A 9.33% 2027                                                           40,000            48,102
MBNA America Bank 5.38% 2008                                                                       320,000           344,200
National Australia Bank, Ltd., Series A 8.60% 2010                                                 380,000           480,770
National City Corp. 7.20% 2005                                                                     200,000           217,010
NCNB Corp. 9.38% 2009                                                                               68,000            85,682
Oversea-Chinese Banking Corp., Ltd. 7.75% 2011*                                                    480,000           571,013
Royal Bank of Scotland Group, PLC 6.40% 2009                                                       330,000           378,658
Scotland International Finance BV 7.70% 2010*                                                      300,000           365,450
U.S. Bancorp 7.50% 2026                                                                            210,000           253,562
Wells Fargo & Co. 6.38% 2011                                                                       300,000           339,965
Western Financial Bank 8.88% 2007                                                                    5,000             5,213
Western Financial Bank 9.63% 2012                                                                    5,000             5,412

FINANCIAL SERVICES -- 4.3%
Abbey National, PLC, Series EMTN 6.69% 2005                                                        250,000           274,365
Arch Western Finance, LLC 6.75% 2013*                                                               10,000            10,300
Asset Securitization Corp., Series 1997-D4 A1B 7.40% 2029                                          143,671           145,387
Asset Securitization Corp., Series 1997-D5 A1C 6.75% 2043                                           80,000            87,580
Athena Neurosciences Finance, LLC 7.25% 2008                                                       295,000           238,950
BB&T Corp. 4.75% 2012                                                                              365,000           368,987
CIT Group, Inc. 7.38% 2007                                                                          20,000            22,919
CIT Group, Inc. 7.50% 2003                                                                         100,000           100,725
CIT Group, Inc. 7.63% 2005                                                                         140,000           154,270
Citigroup, Inc. 6.75% 2005                                                                         430,000           473,219
Citigroup, Inc. 7.25% 2010                                                                         250,000           296,120
Countrywide Home Loans, Inc., Series MTNK 5.63% 2007                                               230,000           249,527

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Credit National Interfinance BV 7.00% 2005                                                 $       130,000   $       141,548
Credit Suisse First Boston USA, Inc. 5.50% 2013                                                    510,000           531,199
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1B 7.15% 2029                                59,897            60,636
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% 2029                               110,000           123,439
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% 2030*                                         335,523           368,380
Farmers Exchange Capital 7.05% 2028*                                                               170,000           159,087
Ford Motor Credit Co. 7.88% 2010                                                                   300,000           325,273
General Electric Capital Corp., Series MTNA 8.70% 2007                                             100,000           118,829
Goldman Sachs Group, Inc. 4.13% 2008                                                               150,000           155,171
Household Finance Corp. 6.38% 2011                                                                 780,000           867,237
Household Finance Corp. 6.50% 2006                                                                  60,000            65,836
Lehman Brothers Holdings, Inc. 4.00% 2008                                                          270,000           277,972
MDP Acquisitions, PLC 9.63% 2012                                                                     5,000             5,475
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% 2029                                   200,000           224,158
Morgan Stanley Dean Witter & Co. 5.80% 2007                                                        440,000           485,027
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% 2030                                       500,000           579,335
Overseas Private Investment Corp., Series 96-A 6.99% 2009                                          258,331           288,357
Principal Financial Group Australia PTY, Ltd. 8.20% 2009*                                          300,000           361,280
Private Export Funding Corp. 6.62% 2005                                                            160,000           175,740
Private Export Funding Corp., Series C 6.31% 2004                                                  100,000           104,978
Private Export Funding Corp., Series YY 7.03% 2003                                                  60,000            60,285
UCAR Finance, Inc. 10.25% 2012                                                                      10,000            10,925
Von Hoffman Corp. 10.25% 2009                                                                       15,000            16,012

INSURANCE -- 2.4%
AAG Holding Co., Inc. 6.88% 2008                                                                   160,000           154,386
ACE Capital Trust II 9.70% 2030                                                                    250,000           325,771
ACE INA Holdings, Inc. 8.30% 2006                                                                  130,000           149,547
Allstate Financing II 7.83% 2045                                                                    49,000            54,216
American Financial Group, Inc. 7.13% 2009                                                           60,000            62,521
Amerus Life Holdings, Inc. 6.95% 2005                                                              230,000           238,336
Equitable Cos., Inc. 7.00% 2028                                                                    130,000           145,672
Everest Reinsurance Holdings, Inc. 8.50% 2005                                                       20,000            21,821
Everest Reinsurance Holdings, Inc. 8.75% 2010                                                      275,000           331,534
Fairfax Financial Holdings, Ltd. 6.88% 2008                                                         20,000            19,200
Fairfax Financial Holdings, Ltd. 7.38% 2006                                                         10,000            10,000
Farmers Insurance Exchange 8.50% 2004*                                                             290,000           295,907
Florida Windstorm Underwriting Assoc. 7.13% 2019*                                                  340,000           401,023
Jackson National Life Insurance Co. 8.15% 2027*                                                     44,000            51,858
Liberty Mutual Insurance Co. 7.70% 2097*                                                           610,000           454,493
MONY Group, Inc. 7.45% 2005                                                                        180,000           199,488
Provident Financing Trust I 7.41% 2038                                                              90,000            77,680
ReliaStar Financial Corp. 8.00% 2006                                                               210,000           243,190
SAFECO Corp. 7.25% 2012                                                                            100,000           116,877
St. Paul Cos., Inc. 5.75% 2007                                                                     250,000           269,622
Torchmark Corp. 6.25% 2006                                                                         170,000           189,067
UnumProvident Corp. 7.63% 2011                                                                      45,000            49,500
W.R. Berkley Capital Trust 8.20% 2045                                                              270,000           294,404
XL Capital Finance, PLC 6.50% 2012                                                                 165,000           184,274
                                                                                                             ---------------
                                                                                                                  15,363,952
                                                                                                             ---------------

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE -- 1.4%

DRUGS -- 0.0%
Bio-Rad Laboratories, Inc. 7.50% 2013*                                                     $         5,000   $         5,250
Omnicare, Inc. 6.13% 2013                                                                            5,000             4,900
Omnicare, Inc., Series B 8.13% 2011                                                                  5,000             5,412

HEALTH SERVICES -- 1.0%
Anthem, Inc. 6.80% 2012                                                                            415,000           477,711
Beverly Enterprises, Inc. 9.63% 2009                                                                15,000            15,938
Extendicare Health Services, Inc. 9.35% 2007                                                         5,000             5,150
HCA, Inc. 6.30% 2012                                                                               180,000           183,460
Health Net, Inc. 8.38% 2011                                                                        160,000           193,125
HEALTHSOUTH Corp. 7.38% 2006                                                                        20,000            17,800
Humana, Inc. 7.25% 2006                                                                            210,000           231,619
Kinetic Concepts, Inc. 7.38% 2013*                                                                   5,000             5,100
NDC Health Corp. 10.50% 2012                                                                        40,000            43,400
Radiologix, Inc., Series B 10.50% 2008                                                              15,000            14,588
Tenet Healthcare Corp. 5.00% 2007                                                                  120,000           115,200
Tenet Healthcare Corp. 6.38% 2011                                                                   90,000            86,175
Triad Hospitals, Inc., Series B 8.75% 2009                                                           5,000             5,438
UnitedHealth Group, Inc. 7.50% 2005                                                                330,000           368,238
WellPoint Health Networks, Inc. 6.38% 2012                                                         105,000           117,478

MEDICAL PRODUCTS -- 0.4%
ALARIS Medical Systems, Inc. 7.25% 2011                                                              5,000             5,025
Allegiance Corp. 7.00% 2026                                                                        260,000           299,583
American Home Products Corp. 6.25% 2006                                                            350,000           383,917
AmerisourceBergen Corp. 8.13% 2008                                                                   5,000             5,425
Universal Hospital Services, Inc. 10.25% 2008                                                       30,000            31,200
                                                                                                             ---------------
                                                                                                                   2,621,132
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 1.0%

AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
K & F Industries, Inc., Series B 9.25% 2007                                                          5,000             5,150
SCL Terminal Aereo Santiago SA 6.95% 2012*                                                         353,804           392,472
Sequa Corp., Series B 8.88% 2008                                                                    20,000            21,400

BUSINESS SERVICES -- 0.6%
Advanstar Communications, Inc. 10.75% 2010*                                                          5,000             5,162
Allied Waste North America, Inc. 7.88% 2013                                                         10,000            10,475
Allied Waste North America, Inc., Series B 8.50% 2008                                               45,000            48,600
Erac USA Finance Co. 8.00% 2011*                                                                   130,000           156,241
Erac USA Finance Co. 8.25% 2005*                                                                   110,000           120,098
Iron Mountain, Inc. 7.75% 2015                                                                       5,000             5,162
Iron Mountain, Inc. 8.25% 2011                                                                      15,000            15,600
Lamar Media Corp. 7.25% 2013                                                                         5,000             5,225
Monsanto Co. 7.38% 2012                                                                            350,000           408,375
Pierce Leahy Command Co. 8.13% 2008                                                                  6,000             6,225
PSA Corp., Ltd. 7.13% 2005*                                                                        200,000           219,539
R.H. Donnelley Finance Corp. I 10.88% 2012*                                                         20,000            23,600
World Color Press, Inc. 8.38% 2008                                                                  15,000            15,858
Xerox Corp. 9.75% 2009                                                                              30,000            33,300

ELECTRICAL EQUIPMENT -- 0.0%
WESCO Distribution, Inc., Series B 9.13% 2008                                                       20,000            19,900

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY -- 0.1%
Argo-Tech Corp. 8.63% 2007                                                                 $        15,000   $        14,550
Case New Holland, Inc. 9.25% 2011*                                                                  30,000            32,250
Fluor Corp. 6.95% 2007                                                                              10,000             9,875
Numatics, Inc., Series B 9.63% 2008                                                                 10,000             7,400
Westinghouse Air Brake Co. 6.88% 2013*                                                               5,000             5,062

MULTI-INDUSTRY -- 0.0%
American Standard Cos., Inc. 7.63% 2010                                                             10,000            11,150
Tyco International Group SA 6.13% 2009                                                              15,000            15,675
Tyco International Group SA 6.38% 2011                                                              25,000            25,781
Tyco International Group SA 6.75% 2011                                                              10,000            10,550

TRANSPORTATION -- 0.1%
Federal Express Corp. 6.72% 2022                                                                   168,777           195,844
                                                                                                             ---------------
                                                                                                                   1,840,519
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 3.0%

BROADCASTING & MEDIA -- 1.8%
AOL Time Warner, Inc. 6.88% 2012                                                                   320,000           359,049
AOL Time Warner, Inc. 7.63% 2031                                                                   320,000           363,736
CanWest Media, Inc. 10.63% 2011                                                                     25,000            28,375
Chancellor Media Corp. 8.00% 2008                                                                  290,000           330,600
Charter Communications Holdings, LLC 8.63% 2009                                                     10,000             7,650
Charter Communications Holdings, LLC 9.92% 2011(2)                                                   5,000             3,538
Charter Communications Holdings, LLC 10.75% 2009                                                    25,000            20,437
Charter Communications Holdings, LLC 13.50% 2011(2)                                                 85,000            53,125
Comcast Cable Communications, Inc. 8.50% 2027                                                       50,000            63,214
Cox Communications, Inc. 7.75% 2010                                                                300,000           358,317
CSC Holdings, Inc. 9.88% 2013                                                                       10,000            10,413
CSC Holdings, Inc., Series B 7.63% 2011                                                             20,000            19,950
EchoStar DBS Corp. 6.38% 2011*                                                                      10,000            10,000
EchoStar DBS Corp. 9.38% 2009                                                                       15,000            15,994
Grupo Televisa SA 8.00% 2011                                                                        30,000            33,300
Lenfest Communications, Inc. 8.38% 2005                                                            170,000           189,859
Liberty Media Corp. 3.50% 2006                                                                      90,000            89,707
Liberty Media Corp. 7.75% 2009                                                                     290,000           333,595
Liberty Media Corp. 7.88% 2009                                                                      40,000            46,263
LIN Television Corp. 6.50% 2013*                                                                    15,000            14,587
LodgeNet Entertainment Corp. 9.50% 2013                                                              5,000             5,300
Mediacom Broadband, LLC 11.00% 2013                                                                 20,000            21,050
News America Holdings, Inc. 8.00% 2016                                                             140,000           173,980
PRIMEDIA, Inc. 8.88% 2011                                                                           15,000            15,562
Quebecor Media, Inc. 13.75% 2011(2)                                                                 45,000            38,250
Rogers Cable, Inc. 6.25% 2013                                                                       60,000            59,925
Scholastic Corp. 7.00% 2003                                                                         80,000            80,867
Shaw Communications, Inc. 8.25% 2010                                                                 5,000             5,513
USA Interactive 7.00% 2013                                                                         410,000           462,467

ENTERTAINMENT PRODUCTS -- 0.1%
Corus Entertainment, Inc. 8.75% 2012                                                                20,000            21,800
Dex Media West, LLC 9.88% 2013*                                                                     20,000            22,600
International Game Technology 8.38% 2009                                                           160,000           193,994

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM -- 1.1%
American Airlines, Inc., Series 01-1 6.82% 2011                                            $       210,000   $       180,187
American Airlines, Inc., Series 2003-1 3.86% 2010                                                   80,000            79,984
American Airlines, Inc., Series 99-1 7.02% 2009                                                    200,000           195,373
Continental Airlines, Inc., Series 01-1 6.50% 2011                                                 160,000           156,902
Continental Airlines, Inc., Series 974A 6.90% 2018                                                 151,682           146,463
Continental Airlines, Inc., Series 981A 6.65% 2017                                                  60,679            57,877
Delta Air Lines, Inc. 7.90% 2009                                                                    30,000            22,275
Delta Air Lines, Inc., Series 00-1 7.57% 2012                                                       90,000            91,050
Delta Air Lines, Inc., Series 00-1 7.92% 2012                                                      190,000           163,019
Delta Air Lines, Inc., Series 01-1 6.62% 2011                                                       37,463            36,891
Harrah's Operating Co., Inc. 8.00% 2011                                                            440,000           521,182
Icon, Ltd. 11.25% 2012                                                                              15,000            16,087
Mandalay Resort Group 9.38% 2010                                                                    20,000            22,950
Mandalay Resort Group, Series B 10.25% 2007                                                         15,000            17,250
MGM Mirage, Inc. 8.38% 2011                                                                         55,000            60,500
MGM Mirage, Inc. 8.50% 2010                                                                         80,000            90,000
Northwest Airlines, Inc. 8.88% 2006                                                                 15,000            11,512
Northwest Airlines, Inc. 9.88% 2007                                                                 10,000             7,700
Park Place Entertainment Corp. 7.00% 2013                                                          130,000           134,387
Park Place Entertainment Corp. 8.13% 2011                                                           25,000            26,938
Six Flags, Inc. 9.75% 2013*                                                                         15,000            14,100
Station Casinos, Inc. 8.88% 2008                                                                    10,000            10,450
True Temper Sports, Inc., Series B 10.88% 2008                                                      20,000            21,100
                                                                                                             ---------------
                                                                                                                   5,537,194
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 3.0%

COMPUTER SOFTWARE -- 0.1%
Electronic Data Systems Corp. 6.00% 2013*                                                          255,000           245,103

ELECTRONICS -- 0.2%
Amkor Technology, Inc. 9.25% 2008                                                                   15,000            16,200
Amkor Technology, Inc. 10.50% 2009                                                                  15,000            15,975
Asat Finance, LLC 12.50% 2006                                                                        3,250             3,413
L-3 Communications Corp., Series B 8.00% 2008                                                       15,000            15,581
Pepco Holdings, Inc. 5.50% 2007                                                                    280,000           293,273
Sanmina-SCI Corp. 10.38% 2010                                                                       35,000            41,037
SCG Holdings Corp. & Semiconductor Components Industries, LLC 12.00% 2009                           31,000            32,318
Solectron Corp. 9.63% 2009                                                                          25,000            27,563

TELECOMMUNICATIONS -- 2.7%
ACC Escrow Corp. 10.00% 2011*                                                                        5,000             5,375
Alaska Communications Systems Group, Inc. 9.88% 2011*                                                5,000             5,100
American Tower Corp. 9.38% 2009                                                                     20,000            20,400
AT&T Broadband Corp. 8.38% 2013                                                                    340,000           421,217
AT&T Corp. 6.00% 2009                                                                               24,000            25,842
AT&T Corp. 7.80% 2011                                                                              150,000           173,376
AT&T Wireless Services, Inc. 7.88% 2011                                                            340,000           395,777
Avaya, Inc. 11.13% 2009                                                                             25,000            28,938
British Telecommunications, PLC 8.38% 2010                                                         225,000           276,845
British Telecommunications, PLC 8.88% 2030                                                         175,000           229,422
Citizens Communications Co. 9.25% 2011                                                             190,000           242,135
Compania de Telecomunicaciones de Chile SA 7.63% 2006                                               90,000            98,704

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Compania de Telecomunicaciones de Chile SA 8.38% 2006                                      $       110,000   $       121,569
Continental Cablevision, Inc. 9.50% 2013                                                           100,000           116,524
France Telecom SA 9.25% 2011                                                                       290,000           354,240
GCI, Inc. 9.75% 2007                                                                                40,000            40,500
GTE Corp. 6.36% 2006                                                                               210,000           230,978
Insight Midwest LP/Insight Capital, Inc. 9.75% 2009                                                 10,000            10,075
Insight Midwest LP/Insight Capital, Inc. 10.50% 2010                                                20,000            20,900
Lucent Technologies, Inc. 5.50% 2008                                                                15,000            12,750
Lucent Technologies, Inc. 7.25% 2006                                                                10,000             9,625
Nextel Communications, Inc. 9.50% 2011                                                              50,000            55,250
Nextel Partners, Inc. 8.13% 2011*                                                                   20,000            19,500
Nortel Networks, Ltd. 6.13% 2006                                                                    30,000            30,150
Qwest Capital Funding, Inc. 7.25% 2011                                                              50,000            44,500
Qwest Capital Funding, Inc. 7.90% 2010                                                              10,000             9,100
Rogers Cantel, Inc. 9.75% 2016                                                                      15,000            17,363
Rogers Wireless, Inc. 9.63% 2011                                                                    25,000            28,750
Singapore Telecommunications, Ltd. 6.38% 2011*                                                      55,000            61,417
Sprint Capital Corp. 6.13% 2008                                                                    365,000           394,031
Sprint Capital Corp. 6.88% 2028                                                                     80,000            78,015
Telecommunications Techniques Co., LLC 9.75% 2008(3)                                                25,000               625
Telecomunicaciones de Puerto Rico, Inc. 6.65% 2006                                                 450,000           490,711
Telefonica Europe BV 7.75% 2010                                                                    330,000           396,664
Time Warner Telecom, Inc. 10.13% 2011                                                                5,000             4,988
Triton PCS, Inc. 8.75% 2011                                                                         35,000            34,913
United States West Communications, Inc. 6.88% 2033                                                  25,000            22,000
Verizon Global Funding Corp. 6.13% 2007                                                            320,000           354,733
Western Wireless Corp. 9.25% 2013*                                                                  10,000            10,200
                                                                                                             ---------------
                                                                                                                   5,583,665
                                                                                                             ---------------

MATERIALS -- 2.2%

CHEMICALS -- 0.5%
AEP Industries, Inc. 9.88% 2007                                                                      5,000             4,900
Airgas, Inc. 9.13% 2011                                                                              5,000             5,550
ARCO Chemical Co. 9.80% 2020                                                                        15,000            12,000
Celulosa Arauco Y Constitucion SA 5.13% 2013*                                                      145,000           142,856
Ferro Corp. 9.13% 2009                                                                             170,000           195,723
ICI Wilmington, Inc. 6.95% 2004                                                                    330,000           343,249
IMC Global, Inc., Series B 10.88% 2008                                                               5,000             5,200
IMC Global, Inc., Series B 11.25% 2011                                                              15,000            15,600
Lyondell Chemical Co., Series A 9.63% 2007                                                          10,000             9,500
Lyondell Chemical Co., Series B 9.88% 2007                                                          40,000            38,100
Methanex Corp. 8.75% 2012                                                                            5,000             5,375
Noveon, Inc., Series B 11.00% 2011                                                                   5,000             5,650
Pioneer Companies, Inc. 4.64% 2003(4)                                                                1,038               900
Potash Corp. of Saskatchewan, Inc. 7.75% 2011                                                      115,000           137,004
Resolution Performance Products, LLC 9.50% 2010                                                      5,000             5,100
Resolution Performance Products, LLC 13.50% 2010                                                    10,000             8,950
Texas Petrochemicals Corp. 11.13% 2006(3)                                                           10,000             2,800
Texas Petrochemicals Corp., Series B 11.13% 2006(3)                                                 25,000             6,500
United Industries Corp., Series D 9.88% 2009                                                        15,000            15,450

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)

FOREST PRODUCTS -- 0.7%
Abitibi-Consolidated, Inc. 8.55% 2010                                                               20,000   $        21,838
Boise Cascade Office Products Corp. 7.05% 2005                                                     270,000           283,004
Caraustar Industries, Inc. 9.88% 2011                                                               15,000            14,700
Consumers International, Inc. 10.25% 2005(1)(3)(7)                                                  20,000                 2
Georgia-Pacific Corp. 8.88% 2010                                                                    70,000            76,650
International Paper Co. 6.75% 2011                                                                 320,000           360,998
Inversiones CMPC SA 4.88% 2013*                                                                    110,000           106,155
Longview Fibre Co. 10.00% 2009                                                                       5,000             5,550
Pacifica Papers, Inc. 10.00% 2009                                                                   30,000            31,800
Sappi Papier Holding AG 6.75% 2012*                                                                100,000           110,801
Silgan Holdings, Inc. 9.00% 2009                                                                     9,000             9,315
Stone Container Corp. 9.25% 2008                                                                     5,000             5,438
Stone Container Corp. 9.75% 2011                                                                    35,000            38,150
Tembec Industries, Inc. 8.63% 2009                                                                  25,000            24,625
Temple-Inland, Inc. 7.88% 2012                                                                     200,000           233,764

METALS & MINERALS -- 0.8%
AK Steel Corp. 7.88% 2009                                                                           35,000            25,025
Alcan, Inc. 6.45% 2011                                                                             130,000           147,038
Anchor Glass Container Corp. 11.00% 2013                                                             5,000             5,600
Century Aluminum Co. 11.75% 2008                                                                    10,000            10,700
Codelco, Inc. 6.38% 2012*                                                                          385,000           417,014
Inco, Ltd. 7.20% 2032                                                                              190,000           207,504
Noranda, Inc. 6.00% 2015                                                                           135,000           137,781
Oregon Steel Mills, Inc. 10.00% 2009                                                                 5,000             4,100
Owens-Brockway Glass Container, Inc. 8.25% 2013                                                     35,000            35,700
Phelps Dodge Corp. 8.75% 2011                                                                      255,000           308,681
PolyOne Corp. 10.63% 2010                                                                           10,000             8,450
Steel Dynamics, Inc. 9.50% 2009                                                                      5,000             5,350
Timken Co. 5.75% 2010                                                                               55,000            55,855
United States Steel, LLC 10.75% 2008                                                                30,000            31,950
Weirton Steel Corp. 10.00% 2008(3)(5)                                                               22,000             3,300

PLASTIC -- 0.2%
Sealed Air Corp. 5.63% 2013*                                                                        45,000            45,585
Sealed Air Corp. 8.75% 2008*                                                                       260,000           308,415
                                                                                                             ---------------
                                                                                                                   4,041,245
                                                                                                             ---------------

MUNICIPAL BONDS -- 0.5%

MUNICIPAL BONDS -- 0.5%
Allentown, Pennsylvania Taxable General Obligation 6.20% 2005                                      280,000           305,197
Huntsville, Alabama Solid Waste Disposal Authority 5.95% 2003                                      100,000           100,013
Illinois State Pension General Obligation 5.10% 2033                                               245,000           228,017
Miami, Florida Revenue 7.25% 2003                                                                  135,000           136,374
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% 2008                             100,000           113,156
                                                                                                             ---------------
                                                                                                                     882,757
                                                                                                             ---------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 5.4%

FOREIGN GOVERNMENT -- 5.4%
Commonwealth of Australia, Series 904 9.00% 2004                                           AUD   3,510,000         2,478,648
Federal Republic of Brazil 8.00% 2014                                                              233,968           213,613

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
NON-U.S. GOVERNMENT OBLIGATIONS (CONTINUED)

FOREIGN GOVERNMENT (CONTINUED)
Federal Republic of Germany, Series 02 5.00% 2012                                          EUR   5,700,000   $     7,162,342
Republic of Trinidad & Tobago 9.75% 2020*                                                           20,000            25,500
Republic of Trinidad & Tobago 9.75% 2020                                                            30,000            38,250
                                                                                                             ---------------
                                                                                                                   9,918,353
                                                                                                             ---------------

REAL ESTATE -- 1.1%

REAL ESTATE COMPANIES -- 0.5%
CBRE Escrow, Inc. 9.75% 2010*                                                                        5,000             5,413
EOP Operating LP 7.00% 2011                                                                        260,000           296,095
Liberty Property LP 7.25% 2011                                                                     170,000           195,819
Liberty Property LP 8.50% 2010                                                                     180,000           221,950
Susa Partnership LP 6.95% 2006                                                                      90,000           100,644

REAL ESTATE INVESTMENT TRUSTS -- 0.6%
Avalon Bay Communities, Inc., Series MTN 7.50% 2010                                                370,000           433,589
Health Care Property Investors, Inc. 6.00% 2015                                                    240,000           247,762
Healthcare Realty Trust 8.13% 2011                                                                 250,000           282,201
Host Marriott LP, Series G 9.25% 2007                                                                5,000             5,456
Host Marriott LP, Series I 9.50% 2007                                                               30,000            32,850
Regency Centers LP 7.75% 2009                                                                      100,000           119,222
                                                                                                             ---------------
                                                                                                                   1,941,001
                                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 10.7%

U.S. GOVERNMENT AGENCIES -- 10.7%
Federal Home Loan Mtg. Corp. 6.50% 2029 - 2032                                                     219,849           229,627
Federal Home Loan Mtg. Corp. 8.50% 2008 - 2019                                                      57,421            61,105
Federal National Mtg. Assoc. 2.50% 2008                                                          3,000,000         2,935,143
Federal National Mtg. Assoc. 5.00% 2018 - 2033                                                   1,298,686         1,304,482
Federal National Mtg. Assoc. 5.00% due October TBA                                               1,800,000         1,843,875
Federal National Mtg. Assoc. 5.00% due October TBA                                                 600,000           600,000
Federal National Mtg. Assoc. 5.50% 2033                                                          1,525,881         1,557,591
Federal National Mtg. Assoc. 5.75% 2008                                                          1,715,000         1,913,841
Federal National Mtg. Assoc. 6.06% 2011                                                             90,609           100,741
Federal National Mtg. Assoc. 6.11% 2011                                                            488,033           543,050
Federal National Mtg. Assoc. 6.18% 2008                                                            145,216           160,994
Federal National Mtg. Assoc. 6.24% 2008                                                             78,222            86,875
Federal National Mtg. Assoc. 6.27% 2007                                                            172,894           191,286
Federal National Mtg. Assoc. 6.30% 2008 - 2011                                                     169,831           189,125
Federal National Mtg. Assoc. 6.34% 2008                                                            112,396           124,735
Federal National Mtg. Assoc. 6.36% 2008                                                            121,344           133,472
Federal National Mtg. Assoc. 6.37% 2011                                                            487,231           547,317
Federal National Mtg. Assoc. 6.43% 2008                                                            130,583           145,444
Federal National Mtg. Assoc. 6.59% 2007                                                             93,102           103,871
Federal National Mtg. Assoc. 7.04% 2007                                                             60,553            67,586
Government National Mtg. Assoc. 5.00% 2033                                                       1,047,192         1,050,115
Government National Mtg. Assoc. 6.00% 2032 - 2033                                                4,300,242         4,471,409
Government National Mtg. Assoc. 7.00% 2022 - 2032                                                  731,647           778,736
Government National Mtg. Assoc. 7.25% 2027                                                          72,046            76,944
Government National Mtg. Assoc. 7.50% 2022 - 2026                                                  293,992           315,968
Government National Mtg. Assoc. 8.00% 2031                                                          34,669            37,454
Government National Mtg. Assoc. 8.50% 2017                                                          13,560            14,989
Government National Mtg. Assoc. 9.00% 2021                                                           3,187             3,535
                                                                                                             ---------------
                                                                                                                  19,589,310
                                                                                                             ---------------

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS -- 21.9%

U.S. TREASURIES -- 21.9%
United States Treasury Bond Strip zero coupon 2012 - 2027                                  $     6,775,000   $     2,488,482
United States Treasury Bonds 5.25% 2028 - 2029 @                                                 4,170,000         4,323,082
United States Treasury Bonds 5.50% 2028 @                                                           35,000            37,491
United States Treasury Bonds 6.13% 2029                                                          2,300,000         2,677,614
United States Treasury Bonds 6.25% 2023 @                                                        2,700,000         3,156,362
United States Treasury Notes 1.50% 2005                                                          7,000,000         7,032,263
United States Treasury Notes 2.00% 2005                                                          6,000,000         6,064,686
United States Treasury Notes 3.50% 2011 @                                                        1,352,128         1,530,017
United States Treasury Notes 4.63% 2006                                                            700,000           751,269
United States Treasury Notes 4.75% 2008                                                            800,000           871,406
United States Treasury Notes 5.00% 2011                                                            800,000           875,063
United States Treasury Notes 5.50% 2009                                                            600,000           678,703
United States Treasury Notes 5.63% 2008                                                            200,000           225,539
United States Treasury Notes 5.75% 2005 @                                                        1,350,000         1,468,758
United States Treasury Notes 6.75% 2005 @(6)                                                     7,300,000         7,941,028
                                                                                                             ---------------
                                                                                                                  40,121,763
                                                                                                             ---------------

UTILITIES -- 1.3%

ELECTRIC UTILITIES -- 0.8%
AES Corp. 8.88% 2011                                                                                25,000            24,875
American Electric Power Co., Inc., Series A 6.13% 2006                                             110,000           119,078
Avista Corp. 9.75% 2008                                                                             40,000            46,600
Calpine Corp. 8.50% 2011                                                                            25,000            17,625
Calpine Corp. 8.63% 2010                                                                            30,000            21,150
CMS Energy Corp. 7.50% 2009                                                                         10,000             9,900
CMS Energy Corp. 8.50% 2011                                                                         10,000            10,175
CMS Energy Corp. 8.90% 2008                                                                         15,000            15,525
FirstEnergy Corp., Series B 6.45% 2011                                                             115,000           120,002
Illinois Power Co. 11.50% 2010                                                                       5,000             6,000
Nevada Power Co. 9.00% 2013*                                                                        15,000            15,487
Nevada Power Co., Series E 10.88% 2009                                                               5,000             5,406
NSTAR 8.00% 2010                                                                                   170,000           202,258
Progress Energy, Inc. 7.10% 2011                                                                   350,000           395,033
PSE&G Power, LLC 6.88% 2006                                                                        180,000           198,299
Reliant Resources, Inc. 9.25% 2010*                                                                 15,000            13,575
TXU Energy Co. 7.00% 2013*                                                                         200,000           217,416

GAS & PIPELINE UTILITIES -- 0.2%
Atlantic City Electric Co., Series FSA 6.38% 2005                                                   60,000            64,424
Dynegy Holdings, Inc. 10.13% 2013*                                                                  20,000            21,100
El Paso Corp. 7.00% 2011                                                                            80,000            66,000
Energen Corp., Series MTN 7.63% 2010                                                               230,000           272,698
Williams Cos., Inc. 7.13% 2011                                                                      35,000            34,563

TELEPHONE -- 0.3%
Deutsche Telekom International Finance BV 3.88% 2008                                                80,000            80,776
Deutsche Telekom International Finance BV 8.50% 2010                                               400,000           489,289
                                                                                                             ---------------
                                                                                                                   2,467,254
                                                                                                             ---------------
TOTAL BONDS & NOTES (cost $114,258,604)                                                                          119,380,404
                                                                                                             ---------------

WARRANTS -- 0.0%                                                                                  SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%

TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires 4/15/2008+ (1)(7) (cost $55)                                         20   $             0
                                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $164,520,802)                                                                  174,006,629
                                                                                                             ---------------

                                                                                              PRINCIPAL
SHORT-TERM SECURITIES -- 1.8%                                                                   AMOUNT
----------------------------------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.4%
Prudential Funding Corp. 1.07% due 10/1/03 @                                               $       800,000           800,000
                                                                                                             ---------------

FOREIGN SHORT - TERM NOTES -- 1.4%
Canadian Treasury Bill 1.88% due 12/18/03                                                        3,360,000         2,474,135
                                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $3,265,562)                                                                      3,274,135
                                                                                                             ---------------

REPURCHASE AGREEMENTS -- 5.4%

State Street Bank & Trust Co. Joint Repurchase Agreement Account (Note 2)@                         994,000           994,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)@                                    3,000,000         3,000,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)@                                    5,835,000         5,835,000
                                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $9,829,000)                                                                      9,829,000
                                                                                                             ---------------

TOTAL INVESTMENTS --
  (cost $177,615,364)(See Note 3)                                                 102.0%                         187,109,764
Liabilities in excess of other assets --                                           (2.0)                          (3,617,477)
                                                                                  -----                      ---------------
NET ASSETS --                                                                     100.0%                     $   183,492,287
                                                                                  =====                      ===============

----------
+    Non-income producing securities.
@ The security or a portion thereof represents collateral for open futures contracts.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the aggregate value of these securities was $8,181,921 representing 4.5% of net assets.
(1)  Fair valued security; see Note 2.
(2) The interest rate shown represents the step-up coupon rate at which the bond accrues or will accrue at a specified date.
(3)  Bond in default
(4) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2003.
(5)  Variable rate security - the rate reflected is as of September 30, 2003.
(6)  The security or a portion thereof represents collateral for TBAs.
(7)  Illiquid security.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
AUD -- Australian Dollar
EUR -- Euro

OPEN FUTURES CONTRACTS

                                                                                            UNREALIZED
NUMBER OF                               EXPIRATION       VALUE AT        VALUE AS OF       APPRECIATION/
CONTRACTS   DESCRIPTION                    DATE         TRADE DATE    SEPTEMBER 30, 2003   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
 123 Short  US Treasury 5 Yr Note     December 2003    $ 13,454,590      $   13,956,656     $  (502,066)
  40 Long   US Treasury 10 Yr Note    December 2003       4,346,410           4,585,000         238,590
                                                                                            -----------
                                                                                            $  (263,476)
                                                                                            ===========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

     CONTRACT                            IN                     DELIVERY                  GROSS UNREALIZED
    TO DELIVER                      EXCHANGE FOR                  DATE                      DEPRECIATION
------------------------------------------------------------------------------------------------------------
EUR      6,218,000             USD        7,231,285             10/27/03                      $  (8,250)
                                                                                              ==========

----------
EUR -- Euro
USD -- United States Dollar

See Notes to Financial Statements.

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

COMMON STOCK -- 14.0%                                                                             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 1.2%

APPAREL & TEXTILES -- 0.3%
Coach, Inc.+                                                                                         2,000   $       109,200
Nike, Inc., Class B                                                                                  5,550           337,551

AUTOMOTIVE -- 0.2%
Advanced Auto Parts, Inc.+                                                                           2,390           169,451
Ford Motor Co.                                                                                       9,000            96,930

RETAIL -- 0.7%
Avon Products, Inc.                                                                                  1,930           124,601
Dollar Tree Stores, Inc.+                                                                            4,575           153,262
Home Depot, Inc.                                                                                     3,000            95,550
Kohl's Corp.+                                                                                        2,330           124,655
Masco Corp.                                                                                          5,000           122,400
Target Corp.                                                                                         2,500            94,075
Tiffany & Co.                                                                                        4,000           149,320
Wal-Mart Stores, Inc.                                                                                4,900           273,665
                                                                                                             ---------------
                                                                                                                   1,850,660
                                                                                                             ---------------

CONSUMER STAPLES -- 0.3%

FOOD, BEVERAGE & TOBACCO -- 0.2%
Altria Group, Inc.                                                                                   2,000            87,600
Coca-Cola Co.                                                                                        3,000           128,880
PepsiCo, Inc.                                                                                        2,000            91,660

HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
Estee Lauder Cos., Inc., Class A                                                                     2,000            68,200
Procter & Gamble Co.                                                                                 1,400           129,948
                                                                                                             ---------------
                                                                                                                     506,288
                                                                                                             ---------------

ENERGY -- 0.7%

ENERGY SERVICES -- 0.3%
Baker Hughes, Inc.                                                                                   1,500            44,385
BJ Services Co.+                                                                                     6,675           228,085
Smith International, Inc.+                                                                           2,395            86,172
Southern Co.                                                                                         3,000            87,960

ENERGY SOURCES -- 0.4%
EnCana Corp.                                                                                         2,617            94,758
Exxon Mobil Corp.                                                                                   10,575           387,045
Murphy Oil Corp.                                                                                     2,930           172,138
                                                                                                             ---------------
                                                                                                                   1,100,543
                                                                                                             ---------------

FINANCE -- 2.7%

BANKS -- 0.9%
Bank of America Corp.                                                                                9,665           754,257

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

BANKS (CONTINUED)
Fifth Third Bancorp                                                                                  1,930   $       107,057
J.P. Morgan Chase & Co.                                                                              4,000           137,320
Wells Fargo & Co.                                                                                    7,010           361,015

FINANCIAL SERVICES -- 1.2%
American Express Co.                                                                                 3,000           135,180
Capital One Financial Corp.                                                                          3,000           171,120
CIT Group, Inc.                                                                                      4,000           115,040
Citigroup, Inc.                                                                                      6,533           297,317
Fannie Mae                                                                                           1,255            88,101
Goldman Sachs Group, Inc.                                                                            5,730           480,747
Mellon Financial Corp.                                                                               4,500           135,630
Merrill Lynch & Co., Inc.                                                                            2,300           123,119
Morgan Stanley                                                                                       2,000           100,920
SLM Corp.                                                                                            4,645           180,969

INSURANCE -- 0.6%
Allstate Corp.                                                                                       5,630           205,664
Berkshire Hathaway, Inc., Class B+                                                                     232           579,072
Travelers Property Casualty Corp., Class A                                                           5,500            87,340
                                                                                                             ---------------
                                                                                                                   4,059,868
                                                                                                             ---------------

HEALTHCARE -- 2.1%

DRUGS -- 1.2%
Amgen, Inc.+                                                                                         1,500            96,855
Bristol-Myers Squibb Co.                                                                             6,000           153,960
Chiron Corp.+                                                                                        2,000           103,380
Forest Laboratories, Inc.+                                                                           4,930           253,648
Genentech, Inc.+                                                                                     6,025           482,843
Genzyme Corp.+                                                                                       2,000            92,500
Invitrogen Corp.+                                                                                    1,925           111,631
Merck & Co., Inc.                                                                                    2,500           126,550
Pfizer, Inc.                                                                                         9,820           298,332
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                                   1,600            91,440

HEALTH SERVICES -- 0.6%
Anthem, Inc.+                                                                                        2,190           156,213
MEDIQ, Inc.+(1)(8)                                                                                      46                 0
UnitedHealth Group, Inc.                                                                            14,880           748,762
WellPoint Health Networks, Inc.+                                                                       780            60,122

MEDICAL PRODUCTS -- 0.3%
Cardinal Health, Inc.                                                                                1,820           106,270
Johnson & Johnson                                                                                    3,300           163,416
Medtronic, Inc.                                                                                      3,590           168,443
                                                                                                             ---------------
                                                                                                                   3,214,365
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 1.0%

AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
Boeing Co.                                                                                           1,500            51,495
Lockheed Martin Corp.                                                                                2,650           122,297
Northrop Grumman Corp.                                                                               1,785           153,903
United Technologies Corp.                                                                            1,000            77,280

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES -- 0.1%
Ingersoll-Rand Co., Inc., Class A                                                                    1,700   $        90,848
Paychex, Inc.                                                                                        3,500           118,755

MACHINERY -- 0.1%
Deere & Co.                                                                                          3,000           159,930

MULTI-INDUSTRY -- 0.4%
3M Co.                                                                                               1,540           106,368
General Electric Co.                                                                                 9,000           268,290
Honeywell International, Inc.                                                                        4,000           105,400
Tyco International, Ltd.                                                                             4,000            81,720

TRANSPORTATION -- 0.1%
FedEx Corp.                                                                                          1,500            96,645
United Parcel Service, Inc., Class B                                                                 1,400            89,320
                                                                                                             ---------------
                                                                                                                   1,522,251
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 0.9%

BROADCASTING & MEDIA -- 0.4%
AOL Time Warner, Inc.+                                                                              14,225           214,940
Clear Channel Communications, Inc.                                                                   3,000           114,900
Liberty Media Corp., Class A+                                                                       24,038           239,659
Viacom, Inc., Class B                                                                                2,000            76,600

ENTERTAINMENT PRODUCTS -- 0.1%
Walt Disney Co.                                                                                      4,000            80,680

LEISURE & TOURISM -- 0.4%
Applebee's International, Inc.                                                                       4,700           147,956
Carnival Corp.                                                                                       4,200           138,138
Hilton Hotels Corp.                                                                                  8,000           129,760
Outback Steakhouse, Inc.                                                                             1,135            42,982
Southwest Airlines Co.                                                                              10,000           177,000
                                                                                                             ---------------
                                                                                                                   1,362,615
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 4.8%

COMPUTER SERVICES -- 0.3%
Computer Associates International, Inc.                                                              9,050           236,295
Symantec Corp.+                                                                                      1,845           116,272
Synopsys, Inc.+                                                                                      3,970           122,157

COMPUTER SOFTWARE -- 1.1%
Electronic Arts, Inc.+                                                                               5,550           511,877
Microsoft Corp.                                                                                     34,865           968,898
VERITAS Software Corp.+                                                                              5,000           157,000

COMPUTERS & BUSINESS EQUIPMENT -- 0.5%
Apple Computer, Inc.+                                                                               13,910           286,963
Dell, Inc.+                                                                                          4,500           150,255
EMC Corp.+                                                                                           9,000           113,670
Hewlett-Packard Co.                                                                                  5,000            96,800
International Business Machines Corp.                                                                1,700           150,161

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS -- 1.1%
Applied Materials, Inc.+                                                                            19,770   $       358,628
Energizer Holdings, Inc.+                                                                            4,835           177,783
Intel Corp.                                                                                          9,000           247,590
KLA-Tencor Corp.+                                                                                    6,535           335,899
Maxim Integrated Products, Inc.                                                                      1,500            59,250
Samsung Electronics Co., Ltd.                                                                          840           286,293
Texas Instruments, Inc.                                                                              9,235           210,558

INTERNET CONTENT -- 0.5%
Amazon.com, Inc.+                                                                                    5,235           253,164
eBay, Inc.+                                                                                          2,180           116,652
Yahoo!, Inc.+                                                                                        9,740           344,601

TELECOMMUNICATIONS -- 1.3%
AT&T Wireless Services, Inc.+                                                                       18,000           147,240
Cisco Systems, Inc.+                                                                                19,330           377,708
Classic Communications, Inc.(1)(8)                                                                     105             6,345
EchoStar Communications Corp., Class A+                                                             12,290           470,339
Nextel Communications, Inc., Class A+                                                               26,275           517,355
Nokia Oyj Sponsored ADR                                                                              8,900           138,840
Vodafone Group, PLC Sponsored ADR                                                                   13,605           275,501
                                                                                                             ---------------
                                                                                                                   7,234,094
                                                                                                             ---------------

MATERIALS -- 0.3%

CHEMICALS -- 0.0%
Pioneer Companies, Inc.+                                                                               212               965

FOREST PRODUCTS -- 0.1%
MeadWestvaco Corp.                                                                                   5,000           127,500

METALS & MINERALS -- 0.2%
Alcoa, Inc.                                                                                          6,000           156,960
Freeport-McMoRan Copper & Gold, Inc., Class B                                                        3,500           115,850
                                                                                                             ---------------
                                                                                                                     401,275
                                                                                                             ---------------
TOTAL COMMON STOCK (cost $19,669,089)                                                                             21,251,959
                                                                                                             ---------------

PREFERRED STOCK -- 0.0%

MATERIALS -- 0.0%

METALS & MINERALS -- 0.0%
Weirton Steel Corp., Series C (Convertible) (cost $0)                                                  360                61
                                                                                                             ---------------

                                                                                              PRINCIPAL
ASSET-BACKED SECURITES -- 1.4%                                                                  AMOUNT
----------------------------------------------------------------------------------------------------------------------------
FINANCE -- 1.2%

FINANCIAL SERVICES -- 1.2%
Aesop Funding II, LLC, Series 1998-1 A 6.14% 2006*                                         $       120,000           127,163
Aesop Funding II, LLC, Series 2003-3A A3 3.72% 2009*                                               550,000           560,348
Capital One Multi-Asset Execution Trust, Series 2003-A4 A4 3.65% 2011                              200,000           203,388

                                                                                              PRINCIPAL
ASSET-BACKED SECURITIES (CONTINUED)                                                             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
First Union-Lehman Bros. Commercial Mtg. Trust II, Series 1997-C2 A2 6.60% 2029            $        84,914   $        87,245
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% 2003                                         240,000           267,910
Peco Energy Transition Trust, Series 2001-A A1 6.52% 2010                                          210,000           241,408
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% 2009                                         202,000           229,561
                                                                                                             ---------------
                                                                                                                   1,717,023
                                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 0.2%

U.S. GOVERNMENT AGENCIES -- 0.2%
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% 2022                                              30,740            32,177
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% 2023                                             45,000            46,709
Federal Home Loan Mtg. Corp., Series 1552 HB 6.50% 2022                                            132,711           135,360
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% 2023                                             96,000           104,807
Federal National Mtg. Assoc., Series 1991-117 G 8.00% 2006                                           6,280             6,628
                                                                                                             ---------------
                                                                                                                     325,681
                                                                                                             ---------------
TOTAL ASSET-BACKED SECURITIES (cost $1,909,887)                                                                    2,042,704
                                                                                                             ---------------

BONDS & NOTES -- 79.3%

CONSUMER DISCRETIONARY -- 3.6%

APPAREL & TEXTILES -- 0.1%
Gap, Inc. 8.80% 2003                                                                                20,000            24,050
Levi Strauss & Co. 11.63% 2008                                                                      10,000             8,200
Levi Strauss & Co. 12.25% 2012                                                                      25,000            20,000
Oxford Industry, Inc. 8.88% 2011*                                                                    5,000             5,325

AUTOMOTIVE -- 1.7%
Accuride Corp., Series B 9.25% 2008                                                                 40,000            39,900
CSK Auto, Inc. 12.00% 2006                                                                          19,000            21,232
Cummins, Inc. 9.50% 2010*                                                                            5,000             5,700
Dana Corp. 9.00% 2011                                                                               35,000            38,325
Delco Remy International, Inc. 8.63% 2007                                                           15,000            14,775
Dura Operating Corp., Series D 9.00% 2009                                                           15,000            13,950
Ford Motor Co. 6.38% 2029                                                                          100,000            81,449
Ford Motor Co. 7.45% 2031                                                                          945,000           871,513
General Motors Acceptance Corp. 6.88% 2011                                                         860,000           892,683
General Motors Corp. 8.38% 2033                                                                    485,000           507,115
Goodyear Tire & Rubber Co. 7.86% 2011                                                               15,000            12,600
Goodyear Tire & Rubber Co. 8.50% 2007                                                               10,000             9,400
LDM Technologies, Inc., Series B 10.75% 2007                                                        25,000            25,000
Lear Corp., Series B 8.11% 2009                                                                     20,000            23,000
Navistar International Corp., Series B 8.00% 2008                                                    5,000             5,113
Tenneco Automotive, Inc. 10.25% 2013*                                                                5,000             5,425
Tenneco Automotive, Inc., Series B 11.63% 2009                                                       5,000             4,925
TRW Automotive 11.00% 2013*                                                                          5,000             5,825
United Rentals (North America), Inc., Series B 10.75% 2008                                          15,000            16,612

HOUSING & HOUSEHOLD DURABLES -- 0.9%
Beazer Homes USA, Inc. 8.63% 2011                                                                   30,000            32,400
Centex Corp. 5.80% 2009                                                                            160,000           172,832
Centex Corp. 7.88% 2011                                                                            220,000           260,403

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)

HOUSING & HOUSEHOLD DURABLES (CONTINUED)
Champion Enterprises, Inc. 7.63% 2009                                                      $         5,000   $         4,200
Champion Home Builders Co. 11.25% 2007                                                               5,000             5,150
D.R. Horton, Inc. 9.75% 2010                                                                        30,000            33,750
Del Webb Corp. 10.25% 2010                                                                          25,000            26,875
KB Home 9.50% 2011                                                                                  35,000            38,369
Koppers, Inc. 9.88% 2013*                                                                            5,000             5,000
Lennar Corp. 5.95% 2013                                                                            115,000           121,700
Lennar Corp. 7.63% 2009                                                                             90,000           105,014
Pulte Homes, Inc. 7.88% 2011                                                                       100,000           118,307
Pulte Homes, Inc. 8.13% 2011                                                                       185,000           220,140
Standard Pacific Corp. 9.50% 2010                                                                   15,000            16,575
Standard Pacific Corp., Series A 8.00% 2008                                                         15,000            15,525
Toll Brothers, Inc. 6.88% 2012                                                                     190,000           212,713

RETAIL -- 0.9%
Lowe's Cos., Inc. 8.25% 2010                                                                       400,000           496,993
Remington Arms Co., Inc. 10.50% 2011                                                                15,000            15,375
Rite Aid Corp. 7.13% 2007                                                                           15,000            15,187
Rite Aid Corp. 11.25% 2008                                                                          20,000            22,400
Sears Roebuck Acceptance Corp. 6.25% 2009                                                          210,000           233,233
Staples, Inc. 7.38% 2012                                                                           185,000           215,786
Wal-Mart Stores, Inc. 7.55% 2030                                                                   270,000           341,632
                                                                                                             ---------------
                                                                                                                   5,381,676
                                                                                                             ---------------

CONSUMER STAPLES -- 1.7%

FOOD, BEVERAGE & TOBACCO -- 1.4%
Companhia Brasileira de Bebidas 8.75% 2013*                                                        120,000           121,200
ConAgra Foods, Inc. 6.75% 2011                                                                     300,000           344,976
Delhaize America, Inc. 8.13% 2011                                                                   20,000            22,000
Fred Meyer, Inc. 7.38% 2005                                                                         55,000            58,971
Great Atlantic & Pacific Tea Co., Inc. 9.13% 2011                                                   35,000            32,900
Kraft Foods, Inc. 4.00% 2008                                                                       130,000           131,222
Kraft Foods, Inc. 4.63% 2006                                                                       160,000           168,161
Philip Morris Cos., Inc. 6.38% 2006                                                                240,000           251,515
Tyson Foods, Inc. 7.25% 2006                                                                       240,000           267,311
Tyson Foods, Inc. 8.25% 2011                                                                        60,000            71,759
Whitman Corp. 6.38% 2009                                                                           465,000           527,749
Winn-Dixie Stores, Inc. 8.88% 2008                                                                  30,000            31,050

HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
Fortune Brands, Inc. 7.13% 2004*                                                                   360,000           381,453
Johnsondiversey Holdings, Inc. 10.67% 2013*(2)                                                      10,000             6,950
JohnsonDiversey, Inc., Series B 9.63% 2012                                                           5,000             5,425
Playtex Products, Inc. 9.38% 2011                                                                   25,000            24,000
Rayovac Corp. 8.50% 2013*                                                                           10,000            10,300
Revlon Consumer Products Corp. 12.00% 2005                                                          35,000            35,000
                                                                                                             ---------------
                                                                                                                   2,491,942
                                                                                                             ---------------

EDUCATION -- 0.2%

EDUCATION -- 0.2%
Massachusetts Institute of Technology 7.25% 2096                                                   200,000           239,895
                                                                                                             ---------------

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
ENERGY -- 2.0%

ENERGY SERVICES -- 0.8%
Motiva Enterprises, LLC 5.20% 2012*                                                        $       290,000   $       298,589
PacifiCorp, Series MBIA 6.38% 2008                                                                 280,000           315,668
Parker Drilling Co., Series D 9.75% 2006                                                            15,000            15,338
Pride Petroleum Services, Inc. 9.38% 2007                                                           14,000            14,420
Southern California Public Power Authority Project 6.93% 2017                                      125,000           148,611
Tesoro Petroleum Corp. 8.00% 2008                                                                   10,000            10,250
Tesoro Petroleum Corp., Series B 9.00% 2008                                                          5,000             4,875
Tesoro Petroleum Corp., Series B 9.63% 2008                                                         25,000            24,875
Tom Brown, Inc. 7.25% 2013(3)                                                                        5,000             5,175
UtiliCorp., Series AMBC 6.88% 2004                                                                  90,000            93,366
Valero Energy Corp. 6.88% 2012                                                                     280,000           312,342
Westar Energy, Inc. 9.75% 2007                                                                      25,000            28,062
Western Resources, Inc. 7.13% 2009                                                                  25,000            25,562

ENERGY SOURCES -- 1.2%
Alliant Energy Resources, Inc. 9.75% 2013                                                          200,000           249,673
Burlington Resources Finance Co. 5.70% 2007                                                        270,000           297,501
Canadian Oil Sands, Ltd. 5.80% 2013*                                                               230,000           238,016
Clark Refining & Marketing, Inc. 8.38% 2007                                                         40,000            40,800
Energy Corp. of America, Series A 9.50% 2007                                                        75,000            54,000
Giant Industries, Inc. 11.00% 2012                                                                  15,000            14,775
Husky Oil, Ltd. 7.55% 2016                                                                         200,000           244,057
Peabody Energy Corp., Series B 6.88% 2013                                                            5,000             5,213
Pemex Project Funding Master Trust 9.13% 2010                                                      520,000           622,700
Pioneer Natural Resources Co. 9.63% 2010                                                            20,000            24,900
                                                                                                             ---------------
                                                                                                                   3,088,768
                                                                                                             ---------------

FINANCE -- 11.5%

BANKS -- 2.4%
Dime Capital Trust I, Series A 9.33% 2027                                                           45,000            54,116
MBNA America Bank 5.38% 2008                                                                       380,000           408,737
National Australia Bank, Ltd., Series A 8.60% 2010                                                 440,000           556,681
National City Corp. 7.20% 2005                                                                     220,000           238,711
NCNB Corp. 9.38% 2009                                                                               80,000           100,803
Oversea-Chinese Banking Corp., Ltd. 7.75% 2011*                                                    620,000           737,558
Royal Bank of Scotland Group, PLC 6.40% 2009                                                       460,000           527,826
Scotland International Finance BV 7.70% 2010*                                                      290,000           353,268
U.S. Bancorp 7.50% 2026                                                                            245,000           295,822
Wells Fargo & Co. 6.38% 2011                                                                       370,000           419,290
Western Financial Bank 8.88% 2007                                                                   15,000            15,638

FINANCIAL SERVICES -- 5.8%
Abbey National, PLC, Series EMTN 6.69% 2005                                                        280,000           307,289
Arch Western Finance, LLC 6.75% 2013*                                                               15,000            15,450
Asset Securitization Corp., Series 1997-D4 A1B 7.40% 2029                                          143,671           145,387
Asset Securitization Corp., Series 1997-D5 A1C 6.75% 2043                                           85,000            93,054
Athena Neurosciences Finance, LLC 7.25% 2008                                                       325,000           263,250
BB&T Corp. 4.75% 2012                                                                              410,000           414,478
CIT Group, Inc. 7.38% 2007                                                                          30,000            34,378
CIT Group, Inc. 7.50% 2003                                                                         130,000           130,942
CIT Group, Inc. 7.63% 2005                                                                         145,000           159,780
Citigroup, Inc. 6.75% 2005                                                                         500,000           550,255

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Citigroup, Inc. 7.25% 2010                                                                 $       300,000   $       355,344
Countrywide Home Loans, Inc., Series MTNK 5.63% 2007                                               280,000           303,772
Credit National Interfinance BV 7.00% 2005                                                         210,000           228,654
Credit Suisse First Boston USA, Inc. 5.50% 2013                                                    590,000           614,524
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1B 7.15% 2029                                59,897            60,636
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% 2029                               110,000           123,439
CS First Boston Mtg. Securities Corp., Series 1997-C2 A3 6.55% 2035                                200,000           224,913
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% 2030*                                         431,387           473,631
Farmers Exchange Capital 7.05% 2028*                                                               260,000           243,309
Ford Motor Credit Co. 7.88% 2010                                                                   310,000           336,116
General Electric Capital Corp., Series MTNA 8.70% 2007                                             110,000           130,712
Goldman Sachs Group, Inc. 4.13% 2008                                                               170,000           175,861
Household Finance Corp. 6.38% 2011                                                                 890,000           989,539
Household Finance Corp. 6.50% 2006                                                                  70,000            76,809
Lehman Brothers Holdings, Inc. 4.00% 2008                                                          330,000           339,744
MDP Acquisitions, PLC 9.63% 2012                                                                     5,000             5,475
Morgan Stanley Dean Witter & Co. 5.80% 2007                                                        520,000           573,214
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% 2003                                       500,000           579,335
Overseas Private Investment Corp., Series 96-A 6.99% 2009                                           80,555            89,918
Principal Financial Group Australia PTY, Ltd. 8.20% 2009*                                          370,000           445,578
Private Export Funding Corp., Series C 6.31% 2004                                                  100,000           104,978
Private Export Funding Corp., Series YY 7.03% 2003                                                 100,000           100,475
UCAR Finance, Inc. 10.25% 2012                                                                      10,000            10,925
Von Hoffman Corp. 10.25% 2009                                                                       15,000            16,013

INSURANCE -- 3.3%
AAG Holding Co., Inc. 6.88% 2008                                                                   190,000           183,334
ACE Capital Trust II 9.70% 2030                                                                    300,000           390,926
ACE INA Holdings, Inc. 8.30% 2006                                                                  140,000           161,051
Allstate Financing II 7.83% 2045                                                                    53,000            58,641
American Financial Group, Inc. 7.13% 2009                                                           70,000            72,941
Amerus Life Holdings, Inc. 6.95% 2005                                                              280,000           290,148
Equitable Cos., Inc. 7.00% 2028                                                                    160,000           179,288
Everest Reinsurance Holdings, Inc. 8.50% 2005                                                       20,000            21,821
Everest Reinsurance Holdings, Inc. 8.75% 2010                                                      340,000           409,896
Fairfax Financial Holdings, Ltd. 6.88% 2008                                                         35,000            33,600
Fairfax Financial Holdings, Ltd. 7.38% 2006                                                         15,000            15,000
Farmers Insurance Exchange 8.50% 2004*                                                             290,000           295,907
Florida Windstorm Underwriting Assoc. 7.13% 2019*                                                  350,000           412,818
Jackson National Life Insurance Co. 8.15% 2027*                                                     49,000            57,751
Liberty Mutual Insurance Co. 7.70% 2097*                                                           710,000           529,000
MONY Group, Inc. 7.45% 2005                                                                        215,000           238,277
Provident Financing Trust I 7.41% 2038                                                              90,000            77,680
ReliaStar Financial Corp. 8.00% 2006                                                               250,000           289,513
SAFECO Corp. 7.25% 2012                                                                            110,000           128,564
St. Paul Cos., Inc. 5.75% 2007                                                                     310,000           334,331
Torchmark Corp. 6.25% 2006                                                                         210,000           233,553
UnumProvident Corp. 7.63% 2011                                                                      55,000            60,500
W.R. Berkley Capital Trust 8.20% 2045                                                              320,000           348,924
XL Capital Finance, PLC 6.50% 2012                                                                 170,000           189,858
                                                                                                             ---------------
                                                                                                                  17,438,949
                                                                                                             ---------------

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE -- 2.0%

DRUGS -- 0.0%
Bio-Rad Laboratories, Inc. 7.50% 2013*                                                     $         5,000   $         5,250
Omnicare, Inc. 6.13% 2013                                                                            5,000             4,900
Omnicare, Inc., Series B 8.13% 2011                                                                  5,000             5,412

HEALTH SERVICES -- 1.4%
Anthem, Inc. 6.80% 2012                                                                            460,000           529,512
Beverly Enterprises, Inc. 9.63% 2009                                                                20,000            21,250
Extendicare Health Services, Inc. 9.35% 2007                                                         5,000             5,150
HCA, Inc. 6.30% 2012                                                                               200,000           203,845
Health Net, Inc. 8.38% 2011                                                                        190,000           229,336
HEALTHSOUTH Corp. 7.38% 2006                                                                        20,000            17,800
Humana, Inc. 7.25% 2006                                                                            240,000           264,708
Kinetic Concepts, Inc. 7.38% 2013*                                                                   5,000             5,100
NDC Health Corp. 10.50% 2012                                                                        45,000            48,825
Radiologix, Inc., Series B 10.50% 2008                                                              25,000            24,312
Tenet Healthcare Corp. 5.00% 2007                                                                  150,000           144,000
Tenet Healthcare Corp. 6.38% 2011                                                                  100,000            95,750
Triad Hospitals, Inc., Series B 8.75% 2009                                                          10,000            10,875
Triad Hospitals, Inc., Series B 11.00% 2009                                                         15,000            16,500
UnitedHealth Group, Inc. 7.50% 2005                                                                380,000           424,032
WellPoint Health Networks, Inc. 6.38% 2012                                                         110,000           123,072

MEDICAL PRODUCTS -- 0.6%
ALARIS Medical Systems, Inc. 7.25% 2011                                                              5,000             5,025
Allegiance Corp. 7.00% 2026                                                                        310,000           357,195
American Home Products Corp. 6.25% 2006                                                            400,000           438,762
AmerisourceBergen Corp. 8.13% 2008                                                                   5,000             5,425
Universal Hospital Services, Inc. 10.25% 2008                                                       30,000            31,200
                                                                                                             ---------------
                                                                                                                   3,017,236
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 1.4%

AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
K & F Industries, Inc., Series B 9.25% 2007                                                         10,000            10,300
SCL Terminal Aereo Santiago SA 6.95% 2012*                                                         406,723           451,173
Sequa Corp., Series B 8.88% 2008                                                                    25,000            26,750

BUSINESS SERVICES -- 0.8%
Advanstar Communications, Inc. 10.75% 2010*                                                          5,000             5,162
Allied Waste North America, Inc. 7.88% 2013                                                         15,000            15,712
Allied Waste North America, Inc., Series B 8.50% 2008                                               55,000            59,400
Erac USA Finance Co. 8.00% 2011*                                                                   110,000           132,204
Erac USA Finance Co. 8.25% 2005*                                                                   180,000           196,524
Iron Mountain, Inc. 7.75% 2015                                                                       5,000             5,162
Iron Mountain, Inc. 8.25% 2011                                                                      25,000            26,000
Lamar Media Corp. 7.25% 2013                                                                         5,000             5,225
Monsanto Co. 7.38% 2012                                                                            430,000           501,718
Pierce Leahy Command Co. 8.13% 2008                                                                  3,000             3,113
PSA Corp., Ltd. 7.13% 2005*                                                                        220,000           241,492
R.H. Donnelley Finance Corp. I 10.88% 2012*                                                         30,000            35,400
World Color Press, Inc. 8.38% 2008                                                                  20,000            21,144
Xerox Corp. 7.63% 2013                                                                              15,000            14,794
Xerox Corp. 9.75% 2009                                                                              25,000            27,750

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

ELECTRICAL EQUIPMENT -- 0.0%
WESCO Distribution, Inc., Series B 9.13% 2008                                              $        30,000   $        29,850

MACHINERY -- 0.1%
Argo-Tech Corp. 8.63% 2007                                                                          20,000            19,400
Case New Holland, Inc. 9.25% 2011*                                                                  40,000            43,000
Fluor Corp. 6.95% 2007                                                                              10,000             9,875
Numatics, Inc., Series B 9.63% 2008                                                                 10,000             7,400
Westinghouse Air Brake Co. 6.88% 2013*                                                               5,000             5,063

MULTI-INDUSTRY -- 0.1%
American Standard Cos., Inc. 7.63% 2010                                                             15,000            16,725
Tyco International Group SA 6.13% 2009                                                              20,000            20,900
Tyco International Group SA 6.38% 2011                                                              35,000            36,094
Tyco International Group SA 6.75% 2011                                                              10,000            10,550

TRANSPORTATION -- 0.1%
Federal Express Corp. 6.72% 2022                                                                   159,894           185,536
                                                                                                             ---------------
                                                                                                                   2,163,416
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 4.4%

BROADCASTING & MEDIA -- 2.6%
AOL Time Warner, Inc. 6.88% 2012                                                                   410,000           460,031
AOL Time Warner, Inc. 7.63% 2031                                                                   360,000           409,203
CanWest Media, Inc. 10.63% 2011                                                                     30,000            34,050
Chancellor Media Corp. 8.00% 2008                                                                  350,000           399,000
Charter Communications Holdings, LLC 8.63% 2009                                                     10,000             7,650
Charter Communications Holdings, LLC 9.92% 2011(2)                                                   5,000             3,538
Charter Communications Holdings, LLC 10.75% 2009                                                    25,000            20,437
Charter Communications Holdings, LLC 13.50% 2011(2)                                                 95,000            59,375
Comcast Cable Communications, Inc. 8.50% 2027                                                       80,000           101,143
Cox Communications, Inc. 7.75% 2010                                                                360,000           429,980
CSC Holdings, Inc. 9.88% 2013                                                                       15,000            15,619
CSC Holdings, Inc., Series B 7.63% 2011                                                             35,000            34,912
EchoStar DBS Corp. 6.38% 2011*                                                                      10,000            10,000
EchoStar DBS Corp. 9.38% 2009                                                                       20,000            21,325
Grupo Televisa SA 8.00% 2011                                                                        35,000            38,850
Lenfest Communications, Inc. 8.38% 2005                                                            190,000           212,195
Liberty Media Corp. 3.50% 2006                                                                      80,000            79,740
Liberty Media Corp. 7.75% 2009                                                                     370,000           425,621
Liberty Media Corp. 7.88% 2009                                                                      30,000            34,697
LIN Television Corp. 6.50% 2013*                                                                    20,000            19,450
LodgeNet Entertainment Corp. 9.50% 2013                                                              5,000             5,300
Mediacom Broadband, LLC 11.00% 2013                                                                 20,000            21,050
Mediacom, LLC 9.50% 2013                                                                             5,000             4,738
News America Holdings, Inc. 8.00% 2016                                                             170,000           211,261
PRIMEDIA, Inc. 8.88% 2011                                                                           15,000            15,562
Quebecor Media, Inc. 11.13% 2011                                                                    20,000            22,800
Quebecor Media, Inc. 13.75% 2011(2)                                                                 25,000            21,250
Rogers Cable, Inc. 6.25% 2013                                                                       65,000            64,919
Scholastic Corp. 7.00% 2003                                                                         85,000            85,921
Shaw Communications, Inc. 8.25% 2010                                                                 5,000             5,513
USA Interactive 7.00% 2013                                                                         490,000           552,705
Vivendi Universal SA 9.25% 2010*                                                                    15,000            17,231

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
                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)

ENTERTAINMENT PRODUCTS -- 0.2%
Corus Entertainment, Inc. 8.75% 2012                                                       $        20,000   $        21,800
Dex Media West, LLC 9.88% 2013*                                                                     25,000            28,250
International Game Technology 8.38% 2009                                                           190,000           230,368

LEISURE & TOURISM -- 1.6%
American Airlines, Inc., Series 01-1 6.82% 2011                                                    260,000           223,088
American Airlines, Inc., Series 2003-1 3.86% 2010                                                   90,000            89,982
American Airlines, Inc., Series 99-1 7.02% 2009                                                    240,000           234,447
Continental Airlines, Inc., Series 01-1 6.50% 2011                                                 210,000           205,934
Continental Airlines, Inc., Series 974A 6.90% 2018                                                 176,963           170,874
Continental Airlines, Inc., Series 981A 6.65% 2017                                                  65,013            62,011
Delta Air Lines, Inc. 7.90% 2009                                                                    35,000            25,988
Delta Air Lines, Inc., Series 00-1 7.57% 2012                                                      120,000           121,400
Delta Air Lines, Inc., Series 00-1 7.92% 2012                                                      220,000           188,759
Delta Air Lines, Inc., Series 01-1 6.62% 2011                                                       44,955            44,269
Harrah's Operating Co., Inc. 8.00% 2011                                                            500,000           592,252
Icon, Ltd. 11.25% 2012                                                                              15,000            16,088
Mandalay Resort Group 9.38% 2010                                                                    20,000            22,950
Mandalay Resort Group, Series B 10.25% 2007                                                         15,000            17,250
MGM Mirage, Inc. 8.38% 2011                                                                         55,000            60,500
MGM Mirage, Inc. 8.50% 2010                                                                        110,000           123,750
Northwest Airlines, Inc. 8.88% 2006                                                                 15,000            11,513
Northwest Airlines, Inc. 9.88% 2007                                                                 10,000             7,700
Park Place Entertainment Corp. 7.00% 2013                                                          150,000           155,062
Park Place Entertainment Corp. 8.13% 2011                                                           30,000            32,325
Six Flags, Inc. 9.75% 2013*                                                                         20,000            18,800
Station Casinos, Inc. 8.88% 2008                                                                    20,000            20,900
True Temper Sports, Inc., Series B 10.88% 2008                                                      20,000            21,100
                                                                                                             ---------------
                                                                                                                   6,592,426
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 4.4%

COMPUTER SOFTWARE -- 0.2%
Electronic Data Systems Corp. 6.00% 2013*                                                          305,000           293,163

ELECTRONICS -- 0.4%
Amkor Technology, Inc. 9.25% 2008                                                                   15,000            16,200
Amkor Technology, Inc. 10.50% 2009                                                                  30,000            31,950
Asat Finance, LLC 12.50% 2006                                                                        3,250             3,412
L-3 Communications Corp., Series B 8.00% 2008                                                       20,000            20,775
Pepco Holdings, Inc. 5.50% 2007                                                                    310,000           324,696
Sanmina-SCI Corp. 10.38% 2010                                                                       40,000            46,900
SCG Holdings Corp. & Semiconductor Components Industries, LLC 12.00% 2009                           44,000            45,870
Solectron Corp. 9.63% 2009                                                                          30,000            33,075
Thomas & Betts Corp. 7.25% 2013                                                                      5,000             5,100

TELECOMMUNICATIONS -- 3.8%
ACC Escrow Corp. 10.00% 2011*                                                                        5,000             5,375
Alaska Communications Systems Group, Inc. 9.88% 2011*                                                5,000             5,100
American Tower Corp. 9.38% 2009                                                                     20,000            20,400
AT&T Broadband Corp. 8.38% 2013                                                                    410,000           507,939
AT&T Corp. 6.00% 2009                                                                               23,000            24,766
AT&T Corp. 7.80% 2011                                                                              190,000           219,609
AT&T Wireless Services, Inc. 7.88% 2011                                                            420,000           488,901

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

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Avaya, Inc. 11.13% 2009                                                                    $        30,000   $        34,725
British Telecommunications, PLC 8.38% 2010                                                         275,000           338,366
British Telecommunications, PLC 8.88% 2030                                                         205,000           268,751
Citizens Communications Co. 9.25% 2011                                                             230,000           293,111
Compania de Telecomunicaciones de Chile SA 7.63% 2006                                              105,000           115,155
Compania de Telecomunicaciones de Chile SA 8.38% 2006                                              130,000           143,673
Continental Cablevision, Inc. 9.50% 2013                                                           100,000           116,524
France Telecom SA 9.25% 2011                                                                       350,000           427,531
GCI, Inc. 9.75% 2007                                                                                50,000            50,625
GTE Corp. 6.36% 2006                                                                               220,000           241,977
Insight Midwest LP/Insight Capital, Inc. 9.75% 2009                                                 15,000            15,112
Insight Midwest LP/Insight Capital, Inc. 10.50% 2010                                                25,000            26,125
Lucent Technologies, Inc. 5.50% 2008                                                                15,000            12,750
Lucent Technologies, Inc. 7.25% 2006                                                                20,000            19,250
Nextel Communications, Inc. 9.50% 2011                                                              65,000            71,825
Nextel Partners, Inc. 8.13% 2011*                                                                   25,000            24,375
Nortel Networks, Ltd. 6.13% 2006                                                                    40,000            40,200
Qwest Capital Funding, Inc. 7.25% 2011                                                              70,000            62,300
Qwest Capital Funding, Inc. 7.90% 2010                                                              15,000            13,650
Rogers Cantel, Inc. 9.75% 2016                                                                      15,000            17,363
Rogers Wireless, Inc. 9.63% 2011                                                                    35,000            40,250
Singapore Telecommunications, Ltd. 6.38% 2011*                                                      60,000            67,001
Sprint Capital Corp. 6.13% 2008                                                                    380,000           410,224
Sprint Capital Corp. 6.88% 2028                                                                     30,000            29,255
Sprint Capital Corp. 7.63% 2011                                                                    100,000           112,724
Telecommunications Techniques Co., LLC 9.75% 2008(4)                                                25,000               625
Telecomunicaciones de Puerto Rico, Inc. 6.65% 2006                                                 510,000           556,140
Telefonica Europe BV 7.75% 2010                                                                    380,000           456,764
Time Warner Telecom, Inc. 10.13% 2011                                                                5,000             4,988
Triton PCS, Inc. 8.75% 2011                                                                         40,000            39,900
United States West Communications, Inc. 6.88% 2033                                                  15,000            13,200
Verizon Global Funding Corp. 6.13% 2007                                                            400,000           443,416
Western Wireless Corp. 9.25% 2013*                                                                  15,000            15,300
                                                                                                             ---------------
                                                                                                                   6,616,406
                                                                                                             ---------------

MATERIALS -- 3.1%

CHEMICALS -- 0.7%
AEP Industries, Inc. 9.88% 2007                                                                     10,000             9,800
Airgas, Inc. 9.13% 2011                                                                              5,000             5,550
ARCO Chemical Co. 9.80% 2020                                                                        20,000            16,000
Celulosa Arauco Y Constitucion SA 5.13% 2013*                                                      170,000           167,486
Ferro Corp. 9.13% 2009                                                                             200,000           230,263
ICI Wilmington, Inc. 6.95% 2004                                                                    385,000           400,457
IMC Global, Inc., Series B 10.88% 2008                                                               5,000             5,200
IMC Global, Inc., Series B 11.25% 2011                                                              15,000            15,600
Lyondell Chemical Co., Series A 9.63% 2007                                                          15,000            14,250
Lyondell Chemical Co., Series B 9.88% 2007                                                          50,000            47,625
Methanex Corp. 8.75% 2012                                                                           10,000            10,750
Noveon, Inc., Series B 11.00% 2011                                                                   5,000             5,650
Pioneer Companies, Inc. 4.64% 2003(5)                                                                1,038               900
Potash Corp. of Saskatchewan, Inc. 7.75% 2011                                                      140,000           166,787

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

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)

CHEMICALS (CONTINUED)
Resolution Performance Products, LLC 13.50% 2010                                           $        20,000   $        17,900
Texas Petrochemicals Corp., Series B 11.13% 2006(4)                                                 30,000             7,800
United Industries Corp., Series D 9.88% 2009                                                        15,000            15,450

FOREST PRODUCTS -- 1.0%
Abitibi-Consolidated, Inc. 8.55% 2010                                                               30,000            32,757
Boise Cascade Office Products Corp. 7.05% 2005                                                     325,000           340,653
Caraustar Industries, Inc. 9.88% 2011                                                               20,000            19,600
Consumers International, Inc. 10.25% 2005(1)(4)(8)                                                  20,000                 2
Georgia-Pacific Corp. 8.88% 2010                                                                    85,000            93,075
International Paper Co. 6.75% 2011                                                                 370,000           417,404
Inversiones CMPC SA 4.88% 2013*                                                                    135,000           130,282
Longview Fibre Co. 10.00% 2009                                                                       5,000             5,550
Owens-Illinois, Inc. 8.10% 2007                                                                      5,000             5,131
Pacifica Papers, Inc. 10.00% 2009                                                                   35,000            37,100
Sappi Papier Holding AG 6.75% 2012*                                                                100,000           110,800
Silgan Holdings, Inc. 9.00% 2009                                                                     9,000             9,315
Stone Container Corp. 9.25% 2008                                                                     5,000             5,438
Stone Container Corp. 9.75% 2011                                                                    30,000            32,700
Tembec Industries, Inc. 8.63% 2009                                                                  30,000            29,550
Temple-Inland, Inc. 7.88% 2012                                                                     240,000           280,517

METALS & MINERALS -- 1.1%
AK Steel Corp. 7.88% 2009                                                                           50,000            35,750
Alcan, Inc. 6.45% 2011                                                                             150,000           169,660
Anchor Glass Container Corp. 11.00% 2013                                                             5,000             5,600
Century Aluminum Co. 11.75% 2008                                                                    10,000            10,700
Codelco, Inc. 6.38% 2012*                                                                          470,000           509,081
Inco, Ltd. 7.20% 2032                                                                              220,000           240,268
Noranda, Inc. 6.00% 2015                                                                           155,000           158,193
Oregon Steel Mills, Inc. 10.00% 2009                                                                 5,000             4,100
Owens-Brockway Glass Container, Inc. 8.25% 2013                                                     35,000            35,700
Phelps Dodge Corp. 8.75% 2011                                                                      295,000           357,101
PolyOne Corp. 10.63% 2010                                                                           10,000             8,450
Steel Dynamics, Inc. 9.50% 2009                                                                      5,000             5,350
Timken Co. 5.75% 2010                                                                               65,000            66,011
United States Steel, LLC 10.75% 2008                                                                35,000            37,275
Weirton Steel Corp. 10.00% 2008(4)(6)                                                               22,000             3,300

PLASTIC -- 0.3%
Sealed Air Corp. 5.63% 2013*                                                                        65,000            65,846
Sealed Air Corp. 8.75% 2008*                                                                       290,000           344,001
                                                                                                             ---------------
                                                                                                                   4,743,728
                                                                                                             ---------------

MUNICIPAL BONDS -- 0.6%

MUNICIPAL BONDS -- 0.6%
Allentown, Pennsylvania Taxable General Obligation 6.20% 2005                                      290,000           316,097
Huntsville, Alabama Solid Waste Disposal Authority 5.95% 2003                                      105,000           105,014
Illinois State Pension General Obligation 5.10% 2033                                               295,000           274,551
Miami, Florida Revenue 7.25% 2003                                                                  130,000           131,323
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% 2008                             100,000           113,156
                                                                                                             ---------------
                                                                                                                     940,141
                                                                                                             ---------------

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
NON-U.S. GOVERNMENT OBLIGATIONS -- 7.5%

FOREIGN GOVERNMENT -- 7.5%
Commonwealth of Australia, Series 904 9.00% 2004                                           AUD   3,990,000   $     2,817,608
Federal Republic of Brazil 8.00% 2014                                                              283,224           258,584
Federal Republic of Germany, Series 02 5.00% 2012                                          EUR   6,500,000         8,167,583
Republic of Trinidad & Tobago 9.75% 2020*                                                           25,000            31,875
Republic of Trinidad & Tobago 9.75% 2020                                                            35,000            44,625
                                                                                                             ---------------
                                                                                                                  11,320,275
                                                                                                             ---------------

REAL ESTATE -- 1.5%

REAL ESTATE COMPANIES -- 0.6%
CBRE Escrow, Inc. 9.75% 2010*                                                                        5,000             5,412
EOP Operating LP 7.00% 2011                                                                        290,000           330,260
Liberty Property LP 7.25% 2011                                                                     200,000           230,375
Liberty Property LP 8.50% 2010                                                                     220,000           271,272
Susa Partnership LP 6.95% 2006                                                                      95,000           106,236

REAL ESTATE INVESTMENT TRUSTS -- 0.9%
Avalon Bay Communities, Inc., Series MTN 7.50% 2010                                                490,000           574,213
Health Care Property Investors, Inc. 6.00% 2015                                                    280,000           289,055
Healthcare Realty Trust 8.13% 2011                                                                 295,000           332,997
Host Marriott LP, Series G 9.25% 2007                                                                5,000             5,456
Host Marriott LP, Series I 9.50% 2007                                                               35,000            38,325
Regency Centers LP 7.75% 2009                                                                      110,000           131,145
                                                                                                             ---------------
                                                                                                                   2,314,746
                                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 12.9%

U.S. GOVERNMENT AGENCIES -- 12.9%
Federal Home Loan Mtg. Corp. 6.50% 2029 - 2032                                                     281,185           293,695
Federal Home Loan Mtg. Corp. 8.50% 2008 - 2019                                                      63,352            67,430
Federal National Mtg. Assoc. 2.50% 2008                                                          2,000,000         1,956,762
Federal National Mtg. Assoc. 5.00% 2018 - 2033                                                   1,498,766         1,509,671
Federal National Mtg. Assoc. 5.00% due October TBA                                               1,600,000         1,639,000
Federal National Mtg. Assoc. 5.00% due October TBA                                                 300,000           300,000
Federal National Mtg. Assoc. 5.50% 2033 @                                                        1,734,356         1,770,398
Federal National Mtg. Assoc. 5.75% 2008                                                            740,000           825,797
Federal National Mtg. Assoc. 6.06% 2011                                                            285,409           317,324
Federal National Mtg. Assoc. 6.11% 2011                                                            390,426           434,440
Federal National Mtg. Assoc. 6.18% 2008                                                             23,422            25,967
Federal National Mtg. Assoc. 6.24% 2008                                                             85,931            95,436
Federal National Mtg. Assoc. 6.27% 2007                                                             79,438            87,888
Federal National Mtg. Assoc. 6.30% 2008 - 2011                                                      47,742            53,082
Federal National Mtg. Assoc. 6.34% 2008                                                             17,983            19,958
Federal National Mtg. Assoc. 6.36% 2008                                                            121,344           133,472
Federal National Mtg. Assoc. 6.37% 2011                                                            389,785           437,854
Federal National Mtg. Assoc. 6.43% 2008                                                             23,318            25,972
Federal National Mtg. Assoc. 6.59% 2007                                                             93,102           103,871
Federal National Mtg. Assoc. 7.04% 2007                                                             74,527            83,183
Government National Mtg. Assoc. 5.00% 2033                                                       1,793,395         1,798,401
Government National Mtg. Assoc. 6.00% 2031 - 2033                                                5,868,446         6,101,821
Government National Mtg. Assoc. 7.00% 2023 - 2031                                                  937,081           997,324
Government National Mtg. Assoc. 7.25% 2027                                                         109,549           116,998
Government National Mtg. Assoc. 7.50% 2022 - 2028                                                  209,742           224,825
Government National Mtg. Assoc. 8.00% 2030                                                          99,837           107,874

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Government National Mtg. Assoc. 8.50% 2017                                                 $        14,138   $        15,627
Government National Mtg. Assoc. 9.00% 2021                                                           3,585             3,977
                                                                                                             ---------------
                                                                                                                  19,548,047
                                                                                                             ---------------

GOVERNMENT OBLIGATIONS -- 20.2%

U.S. TREASURIES -- 20.2%
United States Treasury Bond Strip zero coupon 2012 - 2027                                        7,075,000         3,185,328
United States Treasury Bonds 5.25% 2028 - 2029 @                                                 5,455,000         5,655,865
United States Treasury Bonds 5.50% 2028 @                                                           35,000            37,491
United States Treasury Bonds 6.13% 2029 @(7)                                                       500,000           582,090
United States Treasury Notes 1.50% 2005                                                          4,000,000         4,018,436
United States Treasury Notes 2.00% 2005                                                          3,000,000         3,032,343
United States Treasury Notes 3.50% 2011 (7)                                                      1,647,906         1,864,708
United States Treasury Notes 4.63% 2006                                                            300,000           321,973
United States Treasury Notes 4.75% 2008                                                            475,000           517,397
United States Treasury Notes 5.00% 2011 @                                                        3,100,000         3,390,867
United States Treasury Notes 5.50% 2009                                                            150,000           169,676
United States Treasury Notes 5.63% 2008                                                            200,000           225,539
United States Treasury Notes 6.75% 2005 @                                                        7,000,000         7,614,684
                                                                                                             ---------------
                                                                                                                  30,616,397
                                                                                                             ---------------

UTILITIES -- 2.3%

ELECTRIC UTILITIES -- 1.5%
AES Corp. 8.88% 2011                                                                                30,000            29,850
American Electric Power Co., Inc., Series A 6.13% 2006                                             130,000           140,729
Avista Corp. 9.75% 2008                                                                             50,000            58,250
Calpine Corp. 8.50% 2011                                                                            65,000            45,825
CMS Energy Corp. 7.50% 2009                                                                         10,000             9,900
CMS Energy Corp. 8.50% 2011                                                                         10,000            10,175
CMS Energy Corp. 8.90% 2008                                                                         30,000            31,050
FirstEnergy Corp., Series B 6.45% 2011                                                             140,000           146,090
Illinois Power Co. 11.50% 2010                                                                      15,000            18,000
Nevada Power Co. 9.00% 2013*                                                                        15,000            15,487
Nevada Power Co., Series E 10.88% 2009                                                              10,000            10,813
NSTAR 8.00% 2010                                                                                   200,000           237,951
PPL Electric Utilities Corp. 6.25% 2009                                                            500,000           558,866
Progress Energy, Inc. 7.10% 2011                                                                   400,000           451,466
PSE&G Power, LLC 6.88% 2006                                                                        210,000           231,348
Reliant Resources, Inc. 9.25% 2010*                                                                 20,000            18,100
TXU Energy Co. 7.00% 2013*                                                                         240,000           260,899

GAS & PIPELINE UTILITIES -- 0.3%
Atlantic City Electric Co., Series FSA 6.38% 2005                                                   75,000            80,530
Dynegy Holdings, Inc. 10.13% 2013*                                                                  25,000            26,375
El Paso Corp. 7.00% 2011                                                                           100,000            82,500
Energen Corp., Series MTN 7.63% 2010                                                               220,000           260,842
Semco Energy, Inc. 7.13% 2008*                                                                       5,000             5,025
Semco Energy, Inc. 7.75% 2013*                                                                       5,000             5,037
Williams Cos., Inc. 7.13% 2011                                                                      45,000            44,437
Williams Cos., Inc. 8.63% 2010                                                                       5,000             5,313

TELEPHONE -- 0.5%
Deutsche Telekom International Finance BV 3.88% 2008                                               200,000           201,940
Deutsche Telekom International Finance BV 8.50% 2010                                               390,000           477,057
                                                                                                             ---------------
                                                                                                                   3,463,855
                                                                                                             ---------------
TOTAL BONDS & NOTES (cost $115,147,377)                                                                          119,977,903
                                                                                                             ---------------

WARRANTS -- 0.0%                                                                                  SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%

TELECOMMUNICATIONS -- 0.0%
KMC Telecom Holdings, Inc. Expires 4/15/2008+ (1)(8) (cost $55)                                         20   $             0
                                                                                                             ---------------

TOTAL INVESTMENT SECURITIES (cost $136,726,408)                                                                  143,272,627
                                                                                                             ---------------

                                                                                              PRINCIPAL
SHORT-TERM SECURITIES -- 2.0%                                                                   AMOUNT
----------------------------------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 0.2%
Prudential Funding Corp. 1.07% due 10/1/03 @                                               $       300,000           300,000

FOREIGN SHORT - TERM NOTES -- 1.8%
Canadian Treasury Bill 1.88% due 12/18/03                                                        3,825,000         2,816,537
                                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $3,106,778)                                                                      3,116,537
                                                                                                             ---------------

REPURCHASE AGREEMENTS -- 5.6%

State Street Bank & Trust Co. Joint Repurchase Agreement Account (Note 2) @                        949,000           949,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2) @                                   2,000,000         2,000,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2) @                                   5,465,000         5,465,000
                                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $8,414,000)                                                                      8,414,000
                                                                                                             ---------------

TOTAL INVESTMENTS --
  (cost $148,247,186)(See Note 3)                                                  102.3%                        154,803,164
Liabilities in excess of other assets --                                            (2.3)                         (3,514,718)
                                                                                   -----                     ---------------
NET ASSETS --                                                                      100.0%                    $   151,288,446
                                                                                   =====                     ===============

----------
+    Non-income producing securities.
@ The security or a portion thereof represents collateral for open futures contracts.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the aggregate value of these securities was $8,655,683 representing 5.7% of net assets.
(1)  Fair valued security; see Note 2.
(2) The interest rate shown represents the step-up coupon rate at which the bond accrues or will accrue at a specified date.
(3) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(4)  Bond in default
(5) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2003.
(6)  Variable rate security -- the rate reflected is as of September 30, 2003.
(7)  The security or a portion thereof represents collateral for TBAs.
(8)  Illiquid security.
ADR -- American Depository Receipt
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
AUD -- Australian Dollar
EUR -- Euro

OPEN FUTURES CONTRACTS

                                                                           VALUE AS OF       UNREALIZED
NUMBER OF                                   EXPIRATION       VALUE AT     SEPTEMBER 30,     APPRECIATION/
CONTRACTS    DESCRIPTION                       DATE         TRADE DATE        2003         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
 16 Long     US Treasury Bond              December 2003   $  1,667,645   $  1,794,500     $      126,855
188 Short    US Treasury 5 Yr Note         December 2003     20,550,389     21,332,125           (781,736)
 39 Long     US Treasury 10 Yr Note        December 2003      4,237,840      4,470,375            232,535
                                                                                           --------------
                                                                                           $     (422,346)
                                                                                           ==============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

       CONTRACT                             IN                       DELIVERY             GROSS UNREALIZED
      TO DELIVER                       EXCHANGE FOR                    DATE                 APPRECIATION
----------------------------------------------------------------------------------------------------------
USD*             11,522            KRW        14,000,000             11/12/03                $     610
                                                                                             ---------

       CONTRACT                             IN                       DELIVERY             GROSS UNREALIZED
      TO DELIVER                       EXCHANGE FOR                    DATE                 DEPRECIATION
----------------------------------------------------------------------------------------------------------
EUR           7,090,000            USD         8,245,386             10/27/03                    (9,407)
KRW*         14,000,000            USD            11,455             11/12/03                      (676)
                                                                                             ----------
                                                                                                (10,083)
                                                                                             ----------
Net Unrealized Appreciation (Depreciation)                                                   $   (9,473)
                                                                                             ==========

----------
* Represents partially offsetting forward foreign currency contracts that, to the extent they offset, do not have additional market risk but have continued counter-party settlement risk.

EUR -- Euro
KRW -- Korean Won
USD -- United States Dollar

See Notes to Financial Statements.

SEASONS SERIES TRUST
ASSET ALLOCATION: DIVERSIFIED
GROWTH PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

COMMON STOCK -- 68.7%                                                                             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 6.4%

APPAREL & TEXTILES -- 0.2%
Coach, Inc.+                                                                                         2,700   $       147,420
Gap, Inc.                                                                                            8,500           145,520
Liz Claiborne, Inc.                                                                                 11,350           386,467

AUTOMOTIVE -- 1.5%
AutoZone, Inc.+                                                                                     11,200         1,002,736
Bayerische Motoren Werke AG                                                                         19,451           735,457
Harley-Davidson, Inc.                                                                                3,900           187,980
Honda Motor Co., Ltd.                                                                               14,300           573,720
PACCAR, Inc.                                                                                         1,900           141,911
PSA Peugeot Citroen                                                                                  5,381           228,790
Renault SA(8)                                                                                          630            37,291
Toyota Motor Corp. @                                                                                51,300         1,510,245

HOUSING & HOUSEHOLD DURABLES -- 0.8%
Lennar Corp., Class A                                                                                1,600           124,464
NVR, Inc.+                                                                                           1,606           749,199
Whirlpool Corp.                                                                                     22,100         1,497,717

RETAIL -- 3.9%
Aeon, Ltd.                                                                                          11,000           290,266
Avery Dennison Corp.                                                                                12,160           614,323
Avon Products, Inc.                                                                                  3,400           219,504
Bed Bath & Beyond, Inc.+                                                                             3,600           137,448
Blockbuster, Inc., Class A                                                                           6,900           144,900
Costco Wholesale Corp.+                                                                              2,500            77,700
Family Dollar Stores, Inc.                                                                           2,900           115,681
Federated Department Stores, Inc.                                                                    6,900           289,110
GUS, PLC                                                                                            34,708           378,469
Home Depot, Inc.                                                                                    16,800           535,080
J.C. Penney Co., Inc.                                                                               14,390           307,514
Limited Brands                                                                                       6,500            98,020
Lowe's Cos., Inc. @                                                                                 25,500         1,323,450
Masco Corp.                                                                                         21,100           516,528
Office Depot, Inc.+                                                                                 84,650         1,189,332
Pinault-Printemps-Redoute SA                                                                         3,035           249,315
RadioShack Corp.                                                                                     6,900           196,029
Ross Stores, Inc.                                                                                    6,700           310,612
Staples, Inc.+                                                                                      19,150           454,813
Swatch Group AG                                                                                      4,274            82,093
Swatch Group AG, Class B                                                                             2,306           219,278
Tesco, PLC                                                                                         155,679           623,654
TJX Cos., Inc.                                                                                       9,000           174,780
Wal-Mart Stores, Inc. @                                                                             54,800         3,060,580
                                                                                                             ---------------
                                                                                                                  19,077,396
                                                                                                             ---------------

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 5.4%

FOOD, BEVERAGE & TOBACCO -- 4.1%
Altadis SA                                                                                          15,258   $       376,018
Altria Group, Inc. @                                                                                93,470         4,093,986
British American Tobacco, PLC                                                                       60,842           653,836
Coca-Cola Co.                                                                                       13,300           571,368
Dean Foods Co.+                                                                                      9,700           300,991
Diageo, PLC                                                                                        110,945         1,197,797
Fomento Economico Mexicano SA de CV Sponsored ADR                                                    4,850           185,028
General Mills, Inc.                                                                                  5,900           277,713
Kraft Foods, Inc., Class A @                                                                        26,230           773,785
LVMH Moet Henessy Louis Vuitton SA                                                                  10,798           671,240
Nestle SA @                                                                                          8,384         1,934,329
PepsiCo, Inc.                                                                                       15,200           696,616
SABMiller, PLC                                                                                      38,560           301,894

HOUSEHOLD & PERSONAL PRODUCTS -- 1.3%
Fortune Brands, Inc.                                                                                11,800           669,650
Kao Corp.                                                                                           25,000           529,552
Newell Rubbermaid, Inc.                                                                             11,200           242,704
Procter & Gamble Co. @                                                                              21,900         2,032,758
Reckitt Benckiser, PLC                                                                              24,924           501,302
                                                                                                             ---------------
                                                                                                                  16,010,567
                                                                                                             ---------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Apollo Group, Inc., Class A+                                                                         5,000           330,150
                                                                                                             ---------------

ENERGY -- 4.9%

ENERGY SERVICES -- 2.0%
Canadian Natural Resources, Ltd.                                                                     7,100           292,236
Halliburton Co.                                                                                     43,200         1,047,600
PetroChina Co., Ltd., Class H                                                                      160,000            54,233
Suncor Energy, Inc.                                                                                  9,140           168,723
Sunoco, Inc.                                                                                         3,700           148,814
Tokyo Gas Co., Ltd.                                                                                146,900           489,161
Total SA                                                                                            17,869         2,698,395
Total SA Sponsored ADR                                                                               6,100           462,380
YUKOS ADR                                                                                            6,300           390,600

ENERGY SOURCES -- 2.9%
Apache Corp.                                                                                         5,545           384,490
Burlington Resources, Inc.                                                                           7,050           339,810
ChevronTexaco Corp.                                                                                  4,400           314,380
ConocoPhillips                                                                                      26,500         1,450,875
EnCana Corp.                                                                                         6,205           224,676
Eni SpA                                                                                             36,000           550,347
Exxon Mobil Corp. @                                                                                114,100         4,176,060
GlobalSantaFe Corp.                                                                                 23,970           574,082
Peabody Energy Corp.                                                                                 6,300           197,631
Petroleo Brasileiro SA ADR                                                                          20,401           467,795
                                                                                                             ---------------
                                                                                                                  14,432,288
                                                                                                             ---------------

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE -- 15.3%

BANKS -- 7.2%
Allied Irish Banks, PLC (London)                                                                    33,541   $       492,433
Banco Bradesco SA Sponsored ADR                                                                      1,700            34,289
Banco Itau Holding Financeira SA ADR                                                                 1,219            44,128
Bank of America Corp. @                                                                             19,460         1,518,658
Bank of Ireland (London)                                                                            18,127           217,552
Bank of New York Co., Inc. @                                                                        24,100           701,551
BNP Paribas SA                                                                                      17,160           841,782
Canadian Imperial Bank of Commerce                                                                  14,819           606,915
Charter One Financial, Inc.                                                                          6,000           183,600
Comerica, Inc.                                                                                       1,700            79,220
Commerce Bancorp, Inc.                                                                               7,500           359,325
Danske Bank A/S                                                                                     27,638           526,888
DBS Group Holdings, Ltd.                                                                            17,141           127,870
Fifth Third Bancorp                                                                                  3,800           210,786
Greenpoint Financial Corp.                                                                           6,450           192,597
HSBC Holdings, PLC (Hong Kong)                                                                      21,200           286,065
HSBC Holdings, PLC (London)                                                                        120,359         1,587,530
J.P. Morgan Chase & Co. @                                                                           65,040         2,232,823
Julius Baer Holding, Ltd., Class B                                                                     405           116,609
National Bank of Canada                                                                              2,600            70,136
Oversea-Chinese Banking Corp., Ltd.                                                                 34,400           222,802
Royal Bank of Scotland Group, PLC                                                                   33,227           845,043
Societe Generale                                                                                     8,968           597,712
Standard Chartered, PLC                                                                             13,328           186,208
State Street Corp.                                                                                  12,600           567,000
U.S. Bancorp @                                                                                      92,090         2,209,239
UBS AG                                                                                              26,418         1,483,235
UBS AG London Branch                                                                                 2,363           114,031
Uniao de Banco Brasilieros SA ADR                                                                    1,300            25,740
UniCredito Italiano SpA                                                                             55,000           260,189
United Overseas Bank, Ltd.                                                                          51,000           395,200
Wachovia Corp.                                                                                      18,540           763,663
Washington Mutual, Inc.                                                                             37,600         1,480,312
Wells Fargo & Co.                                                                                   23,080         1,188,620
Westpac Banking Corp., Ltd.                                                                         11,449           126,169
Zions Bancorp.                                                                                       6,900           385,365

FINANCIAL SERVICES -- 5.2%
Acom Co., Ltd.(8)                                                                                    4,350           195,607
Capital One Financial Corp.                                                                         20,300         1,157,912
Citigroup, Inc. @                                                                                  125,571         5,714,736
Credit Saison Co., Ltd.                                                                              7,200           150,572
Credit Suisse Group                                                                                 21,427           685,930
Fannie Mae @                                                                                        22,600         1,586,520
Freddie Mac @                                                                                       55,410         2,900,713
Investor AB, Class A                                                                                10,230            84,500
Investor AB, Class B                                                                                72,906           606,907
Lehman Brothers Holdings, Inc.                                                                       5,200           359,216
MBNA Corp. @                                                                                        75,250         1,715,700
Orix Corp.(8)                                                                                        3,000           235,067

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

INSURANCE -- 2.9%
ACE, Ltd.                                                                                           19,920   $       658,954
American International Group, Inc.#                                                                 12,185           703,074
Berkshire Hathaway, Inc., Class B+                                                                     570         1,422,720
CIGNA Corp.                                                                                         11,580           517,047
Everest Re Group, Ltd.                                                                               9,700           729,052
ING Groep NV                                                                                        32,818           601,508
Loews Corp.                                                                                          4,300           173,591
Radian Group, Inc.                                                                                  26,350         1,169,940
Swiss Re                                                                                             9,945           632,206
Travelers Property Casualty Corp., Class B                                                          35,640           565,963
W.R. Berkley Corp.                                                                                   9,950           340,887
XL Capital, Ltd., Class A                                                                           14,280         1,105,843
                                                                                                             ---------------
                                                                                                                  45,295,450
                                                                                                             ---------------

HEALTHCARE -- 9.4%

DRUGS -- 6.7%
Abbott Laboratories                                                                                 55,500         2,361,525
Allergan, Inc.                                                                                       4,100           322,793
Amgen, Inc.+                                                                                        19,200         1,239,744
AstraZeneca Group, PLC                                                                              41,032         1,733,783
Caremark Rx, Inc.+                                                                                  19,300           436,180
Forest Laboratories, Inc.+                                                                          25,578         1,315,988
Fujisawa Pharmaceutical Co., Ltd.                                                                      400             9,119
Gilead Sciences, Inc.+                                                                               2,300           128,639
King Pharmaceuticals, Inc.+                                                                         66,760         1,011,414
Merck & Co., Inc. @                                                                                 40,550         2,052,641
Novartis AG @                                                                                       53,292         2,063,359
Pfizer, Inc. @                                                                                     185,719         5,642,143
Takeda Chemical Industries, Ltd.                                                                       600            21,918
Watson Pharmaceuticals, Inc.+                                                                        3,800           158,422
Wyeth                                                                                               22,320         1,028,952
Yamanouchi Pharmaceutical Co., Ltd.                                                                 14,500           400,844

HEALTH SERVICES -- 0.7%
Anthem, Inc.+                                                                                       11,870           846,687
UnitedHealth Group, Inc.                                                                            15,000           754,800
WellPoint Health Networks, Inc.+                                                                     6,750           520,290

MEDICAL PRODUCTS -- 2.0%
Boston Scientific Corp.+                                                                             2,200           140,360
Cardinal Health, Inc.                                                                               28,800         1,681,632
Guidant Corp.                                                                                        3,500           163,975
Johnson & Johnson @                                                                                 58,110         2,877,607
McKesson Corp.                                                                                       4,100           136,489
Medtronic, Inc.                                                                                     10,550           495,006
Synthes-Stratec, Inc.                                                                                  237           210,100
Varian Medical Systems, Inc.+                                                                        3,000           172,440
                                                                                                             ---------------
                                                                                                                  27,926,850
                                                                                                             ---------------

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 5.4%

AEROSPACE & MILITARY TECHNOLOGY -- 1.4%
Boeing Co.                                                                                          26,340   $       904,252
Lockheed Martin Corp.                                                                               36,100         1,666,015
Northrop Grumman Corp.                                                                               6,200           534,564
Raytheon Co.                                                                                        13,100           366,800
Rockwell Collins, Inc.                                                                              14,600           368,650
United Technologies Corp.                                                                            1,900           146,832

BUSINESS SERVICES -- 1.0%
3i Group, PLC                                                                                       23,673           234,234
CRH, PLC                                                                                             4,888            87,255
Ingersoll-Rand Co., Inc., Class A                                                                   15,200           812,288
Iron Mountain, Inc.+                                                                                 3,900           140,010
Republic Services, Inc.                                                                              8,300           187,912
Toppan Printing Co., Ltd.                                                                              700             5,786
WPP Group, PLC                                                                                      66,164           558,154
Xerox Corp.+                                                                                        96,483           989,916

ELECTRICAL EQUIPMENT -- 0.3%
American Power Conversion Corp.                                                                      9,000           154,260
Jabil Circuit, Inc.+                                                                                 5,000           130,250
Olympus Optical Co., Ltd.                                                                           22,000           525,244

MACHINERY -- 0.0%
Dover Corp.                                                                                          3,000           106,110

MULTI-INDUSTRY -- 1.9%
3M Co.                                                                                               7,400           511,118
American Standard Cos., Inc.+                                                                        1,500           126,375
General Electric Co. @                                                                              89,550         2,669,485
Tyco International, Ltd.                                                                           120,190         2,455,482

TRANSPORTATION -- 0.8%
Canadian National Railway Co. (NY)                                                                   9,900           514,998
Canadian National Railway Co. (Toronto)                                                              9,019           466,009
East Japan Railway Co.                                                                                  55           267,064
TPG NV                                                                                              10,250           193,840
Union Pacific Corp. @                                                                               17,780         1,034,263
                                                                                                             ---------------
                                                                                                                  16,157,166
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 3.2%

BROADCASTING & MEDIA -- 1.8%
AOL Time Warner, Inc.+                                                                              55,600           840,116
Comcast Corp., Class A+                                                                              3,800           117,344
Comcast Corp., Sp. Class A+                                                                         28,750           849,275
Fox Entertainment Group, Inc., Class A+                                                              4,700           131,553
Liberty Media Corp., Class A+                                                                       46,800           466,596
Mediaset SpA                                                                                        53,179           487,038
News Corp., Ltd. Sponsored ADR                                                                      19,372           635,402
Reed Elsevier NV                                                                                     5,867            66,311
Reed Elsevier, PLC                                                                                  50,923           398,475
Singapore Press Holdings, Ltd.                                                                      18,000           190,487
Societe Television Francaise 1                                                                      12,289           364,136
Viacom, Inc., Class B                                                                               21,200           811,960

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)

ENTERTAINMENT PRODUCTS -- 0.4%
Mattel, Inc.                                                                                         9,900   $       187,704
Walt Disney Co. @                                                                                   46,350           934,879

LEISURE & TOURISM -- 1.0%
Accor SA                                                                                             5,707           210,267
Darden Restaurants, Inc.                                                                            44,700           849,300
Harrah's Entertainment, Inc.                                                                         6,100           256,871
Hilton Group, PLC                                                                                   54,181           161,887
McDonald's Corp.                                                                                     4,900           115,346
Royal Caribbean Cruises, Ltd.                                                                       33,600           944,496
Southwest Airlines Co.                                                                               8,600           152,220
Yum! Brands, Inc.+                                                                                   6,500           192,530
                                                                                                             ---------------
                                                                                                                   9,364,193
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 14.5%

COMMUNICATION EQUIPMENT -- 0.3%
QUALCOMM, Inc.                                                                                      20,750           864,030

COMPUTER SERVICES -- 0.5%
Computer Associates International, Inc.                                                             55,650         1,453,022

COMPUTER SOFTWARE -- 2.8%
Adobe Systems, Inc.                                                                                  2,900           113,854
BMC Software, Inc.+                                                                                 48,950           681,873
Electronic Arts, Inc.+                                                                               7,100           654,833
Fiserv, Inc.+                                                                                       12,800           463,744
Microsoft Corp. @                                                                                  196,400         5,457,956
Oracle Corp.+                                                                                       58,600           657,492
VERITAS Software Corp.+                                                                              6,000           188,400

COMPUTERS & BUSINESS EQUIPMENT -- 3.1%
Dell, Inc.+ @                                                                                       56,300         1,879,857
EMC Corp.+                                                                                          35,700           450,891
Hewlett-Packard Co. @                                                                              143,177         2,771,907
International Business Machines Corp. @                                                             19,650         1,735,684
Lexmark International, Inc., Class A+                                                               24,650         1,553,197
Ricoh Co., Ltd.                                                                                     16,000           285,778
SanDisk Corp.+                                                                                       4,500           286,830
Storage Technology Corp.+                                                                            6,600           159,324

ELECTRONICS -- 3.3%
Canon, Inc.                                                                                         38,000         1,862,227
Intel Corp. @                                                                                      121,600         3,345,216
Koninklijke (Royal) KPN NV+                                                                         27,847           208,636
Koninklijke (Royal) Philips Electronics NV                                                          25,911           587,527
L-3 Communications Holdings, Inc.+                                                                   3,200           138,400
Linear Technology Corp.                                                                              6,600           236,346
Maxim Integrated Products, Inc.                                                                      7,050           278,475
QLogic Corp.+                                                                                        3,900           183,339
Samsung Electronics Co., Ltd. GDR @                                                                 11,584         1,957,696
Samsung Electronics, Ltd. GDR+*                                                                      1,437           242,853
Secom Co., Ltd.                                                                                     12,500           471,211
Solectron Corp.+(7)                                                                                 60,534           354,124

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

INTERNET CONTENT -- 0.1%
eBay, Inc.+                                                                                          3,800   $       203,338
Yahoo!, Inc.+                                                                                        6,900           244,122

TELECOMMUNICATIONS -- 4.4%
AT&T Corp.                                                                                           6,200           133,610
BellSouth Corp.                                                                                     34,100           807,488
CenturyTel, Inc.                                                                                    11,500           389,735
China Mobile (Hong Kong), Ltd.                                                                      29,500            77,898
China Telecom Corp., Ltd., Class H                                                                 458,000           119,758
Cisco Systems, Inc.+                                                                                44,300           865,622
Deutsche Telekom AG+                                                                                22,700           329,038
EchoStar Communications Corp., Class A+                                                              7,900           302,333
KT Corp. Sponsored ADR                                                                              35,513           707,774
Nextel Communications, Inc., Class A+                                                               14,700           289,443
Nippon Telegraph & Telephone Corp.                                                                      10            45,416
NTT DoCoMo, Inc.(8)                                                                                    782         1,916,133
SBC Communications, Inc. @                                                                          48,370         1,076,232
SK Telecom Co., Ltd. ADR                                                                            26,564           473,902
Telecom Corp. of New Zealand, Ltd.(8)                                                               18,508            56,881
Telefonaktiebolaget LM Ericsson, Class B+                                                          269,326           392,786
Telefonos de Mexico SA de CV Sponsored ADR                                                          18,344           560,409
Telenor ASA                                                                                         26,000           115,719
Verizon Communications, Inc.                                                                        66,340         2,152,070
Vodafone Group, PLC                                                                              1,094,384         2,182,969
                                                                                                             ---------------
                                                                                                                  42,967,398
                                                                                                             ---------------

MATERIALS -- 2.1%

CHEMICALS -- 0.9%
BASF AG                                                                                             23,742         1,042,939
Ciba Specialty Chemicals AG+                                                                         6,200           420,678
Dow Chemical Co.                                                                                    26,100           849,294
PPG Industries, Inc.                                                                                11,300           590,086

FOREST PRODUCTS -- 0.1%
Abitibi-Consolidated, Inc.                                                                          34,626           243,062

METALS & MINERALS -- 1.0%
BHP Billiton, Ltd.                                                                                  21,882           157,188
BHP Billiton, PLC                                                                                  103,842           689,583
Companhia Vale do Rio Doce ADR                                                                       8,200           334,724
Companhia Vale do Rio Doce Sponsored ADR                                                             3,791           139,888
Freeport-McMoRan Copper & Gold, Inc., Class B                                                        6,600           218,460
Millea Holdings, Inc.                                                                                   58           655,926
POSCO ADR                                                                                            8,156           233,261
Rio Tinto, Ltd.                                                                                      7,511           167,944
Rio Tinto, PLC                                                                                      16,272           347,028

PLASTIC -- 0.1%
Sealed Air Corp.+                                                                                    5,000           236,150
                                                                                                             ---------------
                                                                                                                   6,326,211
                                                                                                             ---------------

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE -- 0.3%

REAL ESTATE COMPANIES -- 0.3%
Bouygues SA                                                                                         17,911   $       471,868
Cheung Kong (Holdings), Ltd.                                                                        30,500           241,223
CRH, PLC                                                                                            17,527           312,872
                                                                                                             ---------------
                                                                                                                   1,025,963
                                                                                                             ---------------

UTILITIES -- 1.7%

ELECTRIC UTILITIES -- 1.5%
Edison International+                                                                               42,200           806,020
Entergy Corp.                                                                                        9,200           498,180
Exelon Corp.                                                                                         7,100           450,850
FirstEnergy Corp.                                                                                    4,900           156,310
Hong Kong Electric Holdings, Ltd.                                                                   29,000           111,777
Iberdrola SA                                                                                        46,174           777,438
Korea Electric Power Corp. Sponsored ADR                                                            47,115           495,650
PG&E Corp.+                                                                                         34,100           814,990
Progress Energy, Inc.                                                                                1,800            80,028
Tokyo Electric Power Co., Inc.                                                                       8,355           179,226

GAS & PIPELINE UTILITIES -- 0.2%
Veolia Environment                                                                                  25,723           570,675
                                                                                                             ---------------
                                                                                                                   4,941,144
                                                                                                             ---------------
TOTAL COMMON STOCK (cost $191,471,580)                                                                           203,854,776
                                                                                                             ---------------

PREFERRED STOCK -- 0.1%

CONSUMER STAPLES -- 0.1%

FOOD, BEVERAGE & TOBACCO -- 0.1%
Companhia de Bebidas das Americas Preferred ADR
(cost $234,978)                                                                                     11,753           254,452
                                                                                                             ---------------

                                                                                              PRINCIPAL
ASSET-BACKED SECURITES -- 2.3%                                                                  AMOUNT
----------------------------------------------------------------------------------------------------------------------------
FINANCE -- 1.4%

FINANCIAL SERVICES -- 1.4%
ACE Securities Corp., Series 2003-FM1 AIO 5.50% 2005(1)(2)                                 $       124,000   $        10,726
Ameriquest Mtg. Securities, Inc., Series 2002-1 S 4.50% 2004(3)                                    622,000            15,681
Ameriquest Mtg. Securities, Inc., Series 2003-10 M6 4.87% 2033(4)                                   25,000            20,542
Ameriquest Mtg. Securities, Inc., Series 2003-8 S 5.00% 2006(2)                                    319,000            21,309
Amortizing Residential Collateral Trust, Series 2001-BC6 AIO 6.00% 2004                            585,273             7,515
Amortizing Residential Collateral Trust, Series 2002-BC1 AIO 6.00% 2005                            272,727            10,184
Amortizing Residential Collateral Trust, Series 2002-BC10 AIO 6.00% 2004                           450,818            21,459
Amortizing Residential Collateral Trust, Series 2002-BC3 AIO 6.00% 2005(2)                         601,364            28,195
Amortizing Residential Collateral Trust, Series 2002-BC4 AIO 6.00% 2004                            636,364            19,346
Amortizing Residential Collateral Trust, Series 2002-BC5 AIO 6.00% 2004                            478,545            14,955
Amortizing Residential Collateral Trust, Series 2002-BC6 AIO 6.00% 2004(2)                         636,364            25,926
Amortizing Residential Collateral Trust, Series 2002-BC9 AIO 6.00% 2004(3)                         414,000            20,431
ARC NIM Trust, Series 2002-8A A1 7.75% 2032*(2)                                                     20,572            20,402
Argent Securities, Inc., Series 2003-W2 M6 4.87% 2033(2)(4)                                         60,000            48,106
Asset Backed Funding Certificates, Series 2003-OPT1 M6 4.62% 2031(2)(4)                             27,000            23,916

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
                                                                                              PRINCIPAL
ASSET-BACKED SECURITES (CONTINUED)                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2002-HE1 AIO 3.60% 2032(1)(2)                                                       $       923,000   $        24,378
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2002-HE2 AIO 6.50% 2032                                                                     312,377            18,221
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE3 AIO 4.00% 2033(2)                                                                  734,046            38,010
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE5 M5 5.36% 2033(2)(4)                                                                 25,000            21,573
Bank One Issuance Trust, Series 2002-C1 C1 2.08% 2009(4)                                           128,000           128,844
Bayview Financial Asset Trust, Series 2003-SSRA A 1.82% 2038*(2)(4)(8)                             115,882           115,883
Bear Stearns Asset Backed Securities, Inc., Series 2003-2 AIO 5.00% 2005                           414,000            42,953
Bear Stearns Asset Backed Securities, Inc., Series 2003-3 A2 1.71% 2033(2)(4)                       42,000            42,000
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC3 AIO 5.00% 2005                         332,000            31,500
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC4 AIO 5.00% 2006(2)                      233,000            22,681
Capital One Master Trust, Series 2001-5 C 2.33% 2009*(2)(4)(8)                                      55,000            52,731
Capital One Multi-Asset Execution Trust, Series 2002-C1 C1 3.87% 2010(4)                            15,000            15,129
CDC Mtg. Capital Trust, Series 2002-HE2 AIO 5.25% 2005                                             338,899            19,595
CDC Mtg. Capital Trust, Series 2003-HE3 B3 4.87% 2033(2)(4)                                         29,000            24,044
Chase Credit Card Master Trust, Series 2000-1 C 1.85% 2007(4)                                       40,000            40,134
Chase Credit Card Owner Trust, Series 2002-2 C 2.02% 2007(4)                                        95,000            95,249
Chase Funding NIM Trust, Series 2003-5A 6.50% 2034*(8)                                              50,000            49,940
Chase Funding NIM, Series 2002-4A 8.50% 2035*(2)(8)                                                 37,451            37,500
Chase Funding NIM, Series 2003-1A 8.75% 2036*(2)(8)                                                 23,857            23,929
Chase Funding NIM, Series 2003-2A 8.75% 2036*(2)                                                    33,122            32,947
CNL Funding, Series 1999-1 A2 7.65% 2014*(2)(8)                                                    100,000           108,442
Conseco Finance Securitizations Corp., Series 2000-4 A6 8.31% 2032                                  65,000            57,052
Conseco Finance Securitizations Corp., Series 2001-1 A5 6.99% 2032(1)                              148,000           134,376
Conseco Finance Securitizations Corp., Series 2001-1 AIO 2.50% 2032(2)                             853,833            50,366
Conseco Finance Securitizations Corp., Series 2001-3 A3 5.79% 2033                                  26,000            26,143
Conseco Finance Securitizations Corp., Series 2001-3 A4 6.91% 2033(1)                              195,000           175,880
Conseco Finance Securitizations Corp., Series 2001-4 A4 7.36% 2033                                 140,000           134,135
Conseco Finance Securitizations Corp., Series 2002-1 M2 9.55% 2032                                  91,000            52,780
Conseco Finance Securitizations Corp., Series 2002-2 AIO 8.50% 2033(2)                             183,951            57,675
Conseco Finance Securitizations Corp., Series 2002-A AIO 7.25% 2032                                450,237            17,649
Conseco Finance, Series 2002-C AFIO 7.50% 2032(2)                                                  332,444            24,813
Conseco Finance, Series 2002-C AVIO 7.50% 2032(2)                                                  192,500            14,529
Conseco Recreational Enthusiast Consumer Trust, Series 2001A APIO 5.00% 2025(2)                    532,404            22,192
Countrywide Asset-Backed Certificates, Series 2003-BC4 B 4.61% 2032(2)(4)                           27,000            24,604
Credit-Based Asset Servicing and Securitization, LLC,
Series 2003-CB2N 8.35% 2033*(2)(8)                                                                  30,623            30,623
Credit-Based Asset Servicing and Securitization, LLC,
Series 2003-CB3 AIO 3.00% 2005(2)                                                                1,393,204            38,585
CS First Boston Mtg. Securities Corp., Series 2001-26 4AIO 7.50% 2031                               75,513               846
CS First Boston Mtg. Securities Corp., Series 2002-7 AIO 8.11% 2032(3)                             285,000            13,505
CS First Boston Mtg. Securities Corp., Series 2002-9 2AIO 6.00% 2032(3)                            578,000            31,637
Encore Credit Corp., Series 2003-1 B2 5.12% 2033(2)(4)                                              26,000            23,241
Equifirst Mtg. Loan Trust, Series 2003-2 M6 5.37% 2033(4)                                           29,000            24,627
First Franklin Mtg. Loan Trust, Series 2003-FF3 AIO 6.00% 2005(2)                                  641,000            34,379
First Franklin Mtg. Loan Trust, Series 2003-FF3 B 4.12% 2033(2)(4)                                  25,000            23,419
First Franklin Mtg. Loan Trust, Series 2003-FFC S 6.00% 2005(2)                                    342,000            24,795
First Franklin NIM Trust, Series 2002-FF3 7.75% 2032*(2)                                            30,026            29,707
GoldenTree Loan Opportunities II, Ltd., Series 2A 4 4.37% 2015*(2)(4)                               10,000            10,000

                                                                                              PRINCIPAL
ASSET-BACKED SECURITES (CONTINUED)                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Green Tree Financial Corp., Series 1999-5 A5 7.86% 2030                                    $       179,000   $       155,807
Greenpoint Manufactured Housing Contract Trust, Series 1999-5 A4 7.59% 2028                        175,000           179,855
GSAMP Trust, Series 2002-HE2N 8.25% 2032*(2)                                                        18,976            18,990
Home Equity Asset Trust, Series 2003-3N A 8.00% 2033*(2)                                            44,335            43,448
Home Equity Asset Trust, Series 2003-4 B3 5.62% 2033(2)(4)                                          27,000            23,800
Home Equity Asset Trust, Series 2003-5 B3 5.62% 2033(2)(4)                                          27,000            23,991
IndyMac Home Equity Loan Asset-Backed Trust, Series 2002-A AIO 5.00% 2004(2)                       293,772             6,272
Lehman Structured Securities Corp., Series 2001-GE5 A1 7.00% 2029*(2)(8)                           343,885             1,052
Long Beach Asset Holdings Corp. NIM Trust, Series 2003-4 N1 6.54% 2033*                             26,589            26,634
Marriott Vacation Club Owner Trust, Series 2002-1A A1 1.82% 2024*(4)(8)                             57,884            58,279
Merit Securities Corp., Series 11PA 3A1 1.73% 2027*(2)(4)(8)                                       124,161           120,048
Merit Securities Corp., Series 13 A4 7.88% 2033(1)                                                 100,000           101,658
Merrill Lynch Mtg. Investors, Inc., Series 2003-WMC3 B3 3.70% 2034(2)(4)                            28,000            23,590
Mid-State Trust, Series 10 B 7.54% 2036                                                             34,364            31,621
Mid-State Trust, Series 11 B 8.22% 2038(2)                                                          33,157            31,836
Morgan Stanley ABS Capital I, Inc., Series 2003-HE1 B3 4.45% 2033(2)(4)                             29,000            24,162
Morgan Stanley ABS Capital I, Inc., Series 2003-HE2 B3 5.12% 2033(2)(4)                             28,000            23,643
Morgan Stanley ABS Capital I, Inc., Series 2003-NC6 B3 4.87% 2033(2)(4)                             29,000            24,140
Morgan Stanley ABS Capital I, Inc., Series 2003-NC8 B3 4.87% 2033(2)(4)                             29,000            23,927
Morgan Stanley Dean Witter Capital I, Series 2001-NC3 B1 3.57% 2031(4)                              25,000            23,463
Morgan Stanley Dean Witter Capital I, Series 2001-NC4 B1 3.62% 2032(4)                              26,000            23,895
Morgan Stanley Dean Witter Capital I, Series 2002-AM2 B1 3.37% 2032(4)                              35,000            31,846
Morgan Stanley Dean Witter Capital I, Series 2002-HE1 B1 2.92% 2032(4)                              25,000            23,237
New Century Home Equity Loan Trust, Series 2003-3 M6 4.87% 2033(2)(4)                               25,000            20,378
Novastar Caps Trust, Series 2002-C1 A 7.15% 2031*(2)(8)                                             16,844            16,844
Novastar NIM Trust, Series 2003-N1 7.39% 2033*(2)                                                   29,608            29,608
Oakwood Mtg. Investors, Inc., Series 2001-E AIO 6.00% 2009(2)(6)                                   219,294            34,923
Oakwood Mtg. Investors, Inc., Series 2002-A AIO 6.00% 2010(2)(6)                                   185,862            34,504
Oakwood Mtg. Investors, Inc., Series 2002-A B1 8.50% 2026(2)(6)                                     50,000             7,500
Option One Mtg. Loan Trust, Series 2003-5 M6 4.62% 2033(2)(4)                                       28,000            24,649
Residential Asset Mtg. Products, Inc., Series 2002-RZ1 AIO 5.50% 2004(1)                           343,333            12,525
Residential Asset Mtg. Products, Inc., Series 2002-SL1 AI3 7.00% 2032                              147,000           157,026
Residential Asset Mtg. Products, Inc., Series 2003-RS1 AIIO 1.00% 2005(2)                        2,269,800            20,145
Residential Asset Securities Corp., Series 2002-KS6 AIO 4.50% 2005(2)                              171,075             6,185
Residential Funding Mtg. Securities II, Inc., Series 2001-HS2 AIO 7.25% 2003(2)                    134,903             1,560
Saco I, Inc., Series 2001-1A AIO 8.00% 2004*(1)(2)(8)                                              227,760             7,509
Sasco Arc NIM Notes, Series 2002-BC10 A 7.75% 2033*(2)(8)                                           28,763            28,502
Structured Asset Investment Loan NIM Notes, Series 2003-5 A 7.35% 2033*(2)                          41,307            41,295
Structured Asset Investment Loan NIM Notes, Series 2003-BC1A A 7.75% 2033*(2)(8)                    49,225            48,986
Structured Asset Investment Loan Trust, Series 2003-BC2 AIO 6.00% 2005                           1,047,000            67,132
Structured Asset Investment Loan Trust, Series 2003-BC4 AIO 6.00% 2004(2)                          297,000            13,041
Structured Asset Investment Loan Trust, Series 2003-BC6 AIO 6.00% 2005(2)                          693,000            40,815
Structured Asset Investment Loan Trust, Series 2003-BC7 B 4.11% 2033(2)(4)                          26,000            22,441
Structured Asset Investment Loan Trust, Series 2003-BC9 AIO 6.00% 2005(2)                          271,000            18,338
Structured Asset Securities Corp., Series 2002-HF1 AIO 6.00% 2005                                  721,636            27,314
TIAA Commercial Real Estate Securitization, Series 2002-1A IIFX 6.77% 2037*(2)(8)                   86,000            90,502
                                                                                                             ---------------
                                                                                                                   4,188,850
                                                                                                             ---------------

                                                                                              PRINCIPAL
ASSET-BACKED SECURITES (CONTINUED)                                                              AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 0.9%

U.S. GOVERNMENT AGENCIES -- 0.9%
Federal Home Loan Mtg. Corp., Series T-39 S 3.50% 2004(1)(2)                               $       351,000   $         5,227
Federal Home Loan Mtg. Corp., Series T-40 S 4.50% 2004(1)                                          745,000            18,026
Federal Home Loan Mtg. Corp., Series T-42 A5 7.50% 2042                                             38,327            42,028
Federal Home Loan Mtg. Corp., Series T-56 1IO 0.29% 2043(2)(3)                                     863,454             8,365
Federal Home Loan Mtg. Corp., Series T-56 2IO 0.05% 2043(2)(3)                                     909,328             2,842
Federal Home Loan Mtg. Corp., Series T-56 3IO 0.38% 2043(2)(3)                                     814,775            11,203
Federal Home Loan Mtg. Corp., Series T-56 AIO 2.11% 2043(2)(3)                                     805,881            29,213
Federal Home Lona Mtg. Corp., Series T-51 1AIO 0.46% 2043(3)                                       515,485            10,349
Federal National Mtg. Assoc., Series 1999-T2 A1 7.50% 2039                                          13,265            14,546
Federal National Mtg. Assoc., Series 2001-50 BI 0.48% 2041(3)                                    2,044,455            35,709
Federal National Mtg. Assoc., Series 2001-T12 IO 0.57% 2041(3)                                   1,219,157            31,036
Federal National Mtg. Assoc., Series 2001-T4 A1 7.50% 2041                                          13,049            14,309
Federal National Mtg. Assoc., Series 2001-T5 A3 7.50% 2030                                          11,429            12,533
Federal National Mtg. Assoc., Series 2001-T7 A1 7.50% 2041                                           3,631             3,982
Federal National Mtg. Assoc., Series 2001-T8 A1 7.50% 2041 (5)                                     660,508           724,288
Federal National Mtg. Assoc., Series 2002-T1 IO 0.42% 2031(3)                                    1,159,528            15,148
Federal National Mtg. Assoc., Series 2002-T16 A3 7.50% 2042                                        464,969           509,867
Federal National Mtg. Assoc., Series 2002-T18 A4 7.50% 2042                                         18,844            20,664
Federal National Mtg. Assoc., Series 2002-T4 A3 7.50% 2041                                         102,494           112,391
Federal National Mtg. Assoc., Series 2002-T4 IO 0.45% 2041(3)                                    6,421,443            86,833
Federal National Mtg. Assoc., Series 2002-T6 A2 7.50% 2041                                          41,270            45,255
Federal National Mtg. Assoc., Series 2002-W3 A5 7.50% 2028                                           7,778             8,529
Federal National Mtg. Assoc., Series 2003-T2 S1 4.00% 2004(1)(2)                                   720,000            26,424
Federal National Mtg. Assoc., Series 2003-W10 1IO 2.11% 2043(2)(3)                                 725,464            48,062
Federal National Mtg. Assoc., Series 2003-W10 3IO 2.14% 2043(2)(3)                                 438,623            29,059
Federal National Mtg. Assoc., Series 2003-W12 2IO2 2.25% 2043(2)(3)                              1,055,742            76,244
Federal National Mtg. Assoc., Series 2003-W2 1A3 7.50% 2042                                         79,088            86,725
Federal National Mtg. Assoc., Series 2003-W2 2IO 1.93% 2042(2)(3)                                1,266,815            41,810
Federal National Mtg. Assoc., Series 2003-W3 1A3 7.50% 2042                                        185,004           202,869
Federal National Mtg. Assoc., Series 2003-W6 1IO1 2.31% 2042(2)(3)                                 545,992            14,345
Federal National Mtg. Assoc., Series 2003-W6 2IO1 2.06% 2042(2)(3)                                 491,084             9,057
Federal National Mtg. Assoc., Series 2003-W6 2IO3 0.35% 2042(2)(3)                               1,119,099            11,851
Federal National Mtg. Assoc., Series 2003-W6 3IO 0.37% 2042(2)(3)                                1,121,159            12,339
Federal National Mtg. Assoc., Series 2003-W6 5IO1 0.67% 2042(2)(3)                                 740,194            14,130
Federal National Mtg. Assoc., Series 2003-W8 1IO1 1.17% 2042(2)(3)                               1,336,181            20,842
Federal National Mtg. Assoc., Series 2003-W8 1IO2 1.65% 2042(3)                                  1,650,581            90,894
Federal National Mtg. Assoc., Series 329 2 5.50% 2033                                            1,370,859           287,659
Federal National Mtg. Assoc., Series 332 2 6.00% 2033                                              176,513            33,435
                                                                                                             ---------------
                                                                                                                   2,768,088
                                                                                                             ---------------
TOTAL ASSET-BACKED SECURITIES (cost $6,822,515)                                                                    6,956,938
                                                                                                             ---------------

BONDS & NOTES -- 14.4%

CONSUMER DISCRETIONARY -- 0.2%

AUTOMOTIVE -- 0.1%
DaimlerChrysler NA Holding Corp. 8.00% 2010                                                         65,000            75,745
DaimlerChrysler NA Holding Corp., Series MTND 3.40% 2004                                            25,000            25,243
Ford Motor Co. 7.45% 2031                                                                           30,000            27,667
Ford Motor Co. 9.98% 2047                                                                           40,000            44,540
General Motors Acceptance Corp. 6.88% 2011                                                           5,000             5,190

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)

AUTOMOTIVE (CONTINUED)
General Motors Acceptance Corp. 8.00% 2031                                                 $        25,000   $        25,680
Lear Corp., Series B 8.11% 2009                                                                     50,000            57,500
Visteon Corp. 8.25% 2010                                                                            15,000            15,990

HOUSING & HOUSEHOLD DURABLES -- 0.0%
Lennar Corp., Series B 9.95% 2010                                                                   25,000            28,906
Pulte Homes, Inc. 6.38% 2033                                                                        10,000             9,596
Pulte Homes, Inc. 7.88% 2011                                                                        45,000            53,238
Toll Brothers, Inc. 5.95% 2013*(8)                                                                  50,000            52,642

RETAIL -- 0.1%
Avery Dennison Corp. 4.88% 2013                                                                     25,000            25,456
CVS Corp. 6.12% 2013*(8)                                                                            19,528            20,974
Federated Department Stores, Inc. 8.50% 2010                                                        40,000            50,225
Masco Corp. 6.75% 2006                                                                              20,000            22,122
Sears Roebuck Acceptance Corp. 7.50% 2027                                                           20,000            21,364
Sears Roebuck Acceptance Corp., Series MTN 3.14% 2004 @(4)                                          20,000            20,165
                                                                                                             ---------------
                                                                                                                     582,243
                                                                                                             ---------------

CONSUMER STAPLES -- 0.2%

FOOD, BEVERAGE & TOBACCO -- 0.2%
Archer-Daniels-Midland Co. 5.94% 2032                                                               30,000            30,779
Cadbury Schweppes US Finance, LLC 3.88% 2008*(8)                                                    40,000            40,441
Campbell Soup Co. 6.75% 2011                                                                        60,000            69,457
ConAgra Foods, Inc. 6.00% 2006                                                                      45,000            49,465
ConAgra, Inc. 7.88% 2010                                                                            30,000            36,770
Hormel Foods Corp. 6.63% 2011                                                                       25,000            28,756
Kraft Foods, Inc. 5.25% 2007                                                                        40,000            42,882
Kraft Foods, Inc. 5.63% 2011                                                                        95,000           100,128
Miller Brewing Co. 5.50% 2013*(8)                                                                   30,000            31,345
PepsiAmericas, Inc., Series MTN 3.88% 2007                                                          45,000            45,935
Safeway, Inc. 7.50% 2009                                                                            25,000            29,274
Tyson Foods, Inc. 7.00% 2018                                                                        25,000            27,309
Tyson Foods, Inc. 7.25% 2006                                                                        15,000            16,707
Tyson Foods, Inc. 8.25% 2011                                                                        45,000            53,819
Unilever Capital Corp. 5.90% 2032                                                                   20,000            20,400

HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
S.C. Johnson & Son, Inc. 5.75% 2033*(8)                                                             25,000            24,512
                                                                                                             ---------------
                                                                                                                     647,979
                                                                                                             ---------------

ENERGY -- 0.3%

ENERGY SERVICES -- 0.1%
Consolidated Natural Gas Co., Series B 5.38% 2006                                                   50,000            53,967
DPL, Inc. 6.88% 2011                                                                                25,000            25,782
DPL, Inc. 8.25% 2007                                                                                10,000            10,879
DTE Energy Co. 7.05% 2011                                                                           20,000            22,541
Noble Affiliates, Inc. 8.00% 2027                                                                   40,000            46,427
Ocean Energy, Inc. 7.25% 2011                                                                       20,000            23,265
PacifiCorp 5.45% 2013                                                                               20,000            21,148
Transocean Sedco Forex, Inc. 6.63% 2011                                                             35,000            39,302
Western Resources, Inc. 7.88% 2007                                                                  60,000            66,975

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
                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)

ENERGY SOURCES -- 0.2%
Amerada Hess Corp. 5.90% 2006                                                              $        20,000   $        21,560
Conoco Funding Co. 6.35% 2011                                                                      140,000           158,203
Devon Energy Corp. 2.75% 2006                                                                       30,000            30,221
Devon Financing Corp., ULC 7.88% 2031                                                               15,000            18,365
Kerr-McGee Corp. 5.38% 2005                                                                         50,000            52,302
Nexen, Inc. 7.88% 2032                                                                              40,000            48,365
Occidental Petroleum Corp. 10.13% 2009                                                              25,000            32,901
Petro-Canada 4.00% 2013                                                                             10,000             9,403
Powergen, PLC 4.50% 2004                                                                            70,000            71,744
Union Oil Co. of California 7.35% 2009                                                              50,000            58,455
                                                                                                             ---------------
                                                                                                                     811,805
                                                                                                             ---------------

FINANCE -- 2.4%

BANKS -- 0.4%
Banc One Corp. 7.60% 2007                                                                           25,000            28,739
Banc One Corp. 7.63% 2026                                                                           15,000            18,257
Banc One Corp. 8.00% 2027                                                                           45,000            56,975
Bank of America Corp. 7.40% 2011                                                                   100,000           118,788
Bank of New York Co., Inc. 3.40% 2008(3)                                                            10,000             9,950
Bank United Corp. 8.88% 2007                                                                       135,000           159,486
Barclays Bank, PLC 1.00% 2049*(5)(8)                                                                50,000            55,287
Capital One Bank 4.88% 2008                                                                         10,000            10,358
Capital One Bank 6.50% 2013                                                                         20,000            20,470
Capital One Bank 6.70% 2008                                                                         20,000            22,107
Citicorp, Series MTNF 6.38% 2008                                                                    40,000            45,134
First Maryland Bancorp 7.20% 2007                                                                   20,000            22,462
First Union National Bank 7.80% 2010                                                                60,000            73,356
FleetBoston Financial Corp. 7.25% 2005                                                              15,000            16,560
J.P. Morgan Chase & Co. 3.63% 2008                                                                  40,000            40,481
J.P. Morgan Chase & Co. 5.35% 2007                                                                  85,000            92,045
J.P. Morgan Chase & Co. 5.75% 2013                                                                  50,000            53,403
Merita Bank, PLC 6.50% 2009                                                                         50,000            56,767
National City Bank 6.25% 2011                                                                      105,000           119,243
National Westminster Bank, PLC 7.38% 2009                                                           70,000            83,089
NationsBank Corp. 6.50% 2006                                                                        45,000            49,495
NationsBank Corp. 6.88% 2005                                                                        45,000            48,205
Royal Bank of Scotland Group, PLC 7.65% 2031(3)                                                     20,000            24,170
Sovereign Bancorp, Inc. 10.50% 2006                                                                 35,000            41,662
Sovereign Bank 5.13% 2013                                                                           10,000             9,989

FINANCIAL SERVICES -- 1.9%
American Express Co. 4.88% 2013                                                                     25,000            25,536
Ameritech Capital Funding Co. 6.25% 2009                                                            25,000            27,774
Asset Securitization Corp., Series 1995-MD4 A1 7.10% 2029                                           28,699            31,319
Asset Securitization Corp., Series 1996-MD6 A1B 6.88% 2029                                         325,000           326,725
Asset Securitization Corp., Series 1996-MD6 A1C 7.04% 2029                                         145,000           159,794
Asset Securitization Corp., Series 1997-D5 A1C 6.75% 2003                                           87,600            95,900
Asset Securitization Corp., Series 1997-MD7 A1B 7.41% 2030                                         109,200           120,770
Associates Corp. of North America, Series EMTN 7.38% 2007                                           20,000            22,887
AXA Financial, Inc. 7.75% 2010                                                                      25,000            29,941
Bear Stearns Cos., Inc. 3.00% 2006                                                                  40,000            40,921
Bell Atlantic Financial Services, Inc., Series MTN 7.60% 2007                                       35,000            40,350

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
                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Boeing Capital Corp. 7.38% 2010                                                            $        10,000   $        11,623
Chase Commercial Mtg. Securities Corp., Series 2001-1 A1 7.66% 2032                                106,435           118,626
CIT Group, Inc. 4.13% 2006                                                                          50,000            52,009
CIT Group, Inc. 5.50% 2007                                                                          15,000            16,262
CIT Group, Inc., Series MTN 6.88% 2009                                                              45,000            51,201
Citigroup, Inc. 5.88% 2033                                                                         155,000           156,839
Citigroup, Inc. 6.63% 2028                                                                          40,000            44,099
Citigroup, Inc. 7.25% 2010                                                                          90,000           106,603
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A2 6.53% 2030                                    200,000           215,009
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A3 6.57% 2030                                    135,000           149,455
Countrywide Capital III, Series B 8.05% 2027                                                        20,000            23,483
Countrywide Home Loans, Inc., Series MTNK 5.63% 2007                                                70,000            75,943
Credit Suisse First Boston USA, Inc. 5.50% 2013                                                     20,000            20,831
CS First Boston Mtg. Securities Corp., Series 2001-CK1 ACP 1.03% 2035*(3)(8)                        60,000             2,533
CS First Boston Mtg. Securities Corp., Series 2001-CK3 A1 5.26% 2034                                19,435            20,253
Deluxe Corp. 5.00% 2012                                                                             30,000            30,686
DLJ Commercial Mtg. Corp., Series 2000-CKP1 A1A 6.93% 2009                                         207,591           230,023
FFCA Secured Lending Corp., Series 2000-1 A2 7.77% 2027*(2)(8)                                     340,000           378,870
First Chicago Corp. 6.38% 2009                                                                      50,000            56,611
Ford Motor Credit Co. 6.50% 2007                                                                    65,000            68,693
Franchise Finance Corp. of America 8.75% 2010                                                       30,000            38,395
General Electric Capital Corp. 7.88% 2006                                                           70,000            81,357
General Electric Capital Corp., Series MTN 3.25% 2009                                               15,000            14,681
General Electric Capital Corp., Series MTNA 3.67% 2006                                              80,000            80,321
General Electric Capital Corp., Series MTNA 6.00% 2012                                              65,000            71,235
General Electric Capital Corp., Series MTNA 6.13% 2011                                              50,000            55,509
General Electric Capital Corp., Series MTNA 6.75% 2032                                              10,000            11,285
GGP Mall Properties Trust, Series 2001-C1A D3 3.37% 2014*(4)(8)                                     74,540            75,694
Goldman Sachs Group, Inc. 4.75% 2013                                                                25,000            24,742
Goldman Sachs Group, Inc. 6.13% 2033                                                                30,000            30,480
Grand Metropolitan Investment Corp. 8.00% 2022                                                      50,000            63,150
Hartford Financial Services Group, Inc. 4.63% 2013*(8)                                              15,000            14,675
Heller Financial, Inc. 7.38% 2009                                                                   20,000            23,893
Heller Financial, Inc. 8.00% 2005                                                                   25,000            27,597
Household Finance Corp. 6.38% 2012                                                                  15,000            16,641
Household Finance Corp. 6.75% 2011                                                                  20,000            22,810
Household Finance Corp. 7.00% 2012                                                                 140,000           161,532
HSBC Capital Funding LP 4.61% 2013(8)                                                               35,000            33,261
HSBC Capital Funding LP 9.55% 2010*(3)(8)                                                           45,000            57,652
HSBC Holdings, PLC 5.25% 2012                                                                       35,000            36,452
Istar Asset Receivables Trust, Series 2002-1A E 2.36% 2020*(4)(8)                                  114,000           113,869
J.P. Morgan Commercial Mtg. Finance Corp., Series 2000-C9 A1 7.59% 2032                             94,317           102,940
John Deere Capital Corp., Series MTND 3.13% 2005                                                    25,000            25,683
John Hancock Financial Services, Inc. 5.63% 2008                                                    30,000            32,948
John Hancock Global Funding II 7.90% 2010*(8)                                                       15,000            18,187
LB-UBS Commercial Mtg. Trust, Series 2000-C3 A1 7.95% 2009                                         171,722           192,704
LB-UBS Commercial Mtg. Trust, Series 2002-C4 XCP 1.70% 2035*(3)(8)                                  30,000             2,163
LB-UBS Commercial Mtg. Trust, Series 2003-C5 XCP 1.36% 2037*(3)(8)                                 562,000            27,463
LB-UBS Commercial Mtg. Trust, Series 2003-C7 XCP 0.65% 2037*(2)(3)(8)                              575,000            16,220
Lehman Brothers Floating Rate Commercial Mtg. Trust,
Series 2003-C4A A 1.72% 2015*(2)(4)(8)                                                              34,845            34,845
Lehman Brothers Holdings, Inc. 4.00% 2008                                                           25,000            25,738

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
                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Lehman Brothers Holdings, Inc. 6.63% 2006                                                  $        70,000   $        76,915
Lehman Brothers Holdings, Inc., Series MTNF 7.50% 2006                                              20,000            22,869
Merrill Lynch & Co., Inc., Series MTNB 4.75% 2009                                                   10,000            10,411
Merrill Lynch & Co., Inc., Series MTNB 7.08% 2005                                                   55,000            60,271
Merrill Lynch Mtg. Investors, Inc., Series 1999-C1 A1 7.37% 2031                                   112,779           117,854
Morgan Stanley 4.25% 2010                                                                           30,000            30,287
Morgan Stanley Capital I, Inc., Series 1998-CF1 A1 6.33% 2032                                       71,939            75,360
Morgan Stanley Dean Witter Capital I, Series 2001-XLF D 2.86% 2013*(4)(8)                           31,970            31,982
Morgan Stanley Dean Witter Capital I, Series 2001-XLF E 2.81% 2013*(4)(8)                           38,201            37,953
National Rural Utilities Cooperative Finance Corp. 3.00% 2006                                       20,000            20,392
National Rural Utilities Cooperative Finance Corp. 3.88% 2008                                       25,000            25,756
National Rural Utilities Cooperative Finance Corp. 6.00% 2006                                       65,000            71,113
Nomura Asset Securities Corp., Series 1995-MD3 A1B 8.15% 2027                                       37,634            40,547
Nomura Asset Securities Corp., Series 1996-MD5 A1B 7.12% 2039                                      100,000           110,701
Nomura Asset Securities Corp., Series 1996-MD5 A1C 7.12% 2039                                      115,000           127,306
Principal Life Global Funding I 5.25% 2013*(8)                                                      30,000            31,045
Prudential Commercial Mtg. Trust, Series 2003-PWR1 X2IO 1.73% 2036*(8)                           1,238,000           100,869
Prudential Financial, Inc., Series MTNB 4.50% 2013                                                  15,000            14,619
Prudential Financial, Inc., Series MTNB 5.75% 2033                                                  70,000            66,462
Salomon Brothers Mtg. Securities VII, Inc., Series 2000-C2 A1 7.30% 2033                            31,396            31,867
State Street Capital Trust II 1.63% 2008(4)                                                         20,000            20,005
Strategic Hotel Capital, Inc., Series 2003-1 I 3.51% 2013*(2)(4)                                    34,000            34,000
Textron Financial Corp. 6.00% 2009                                                                  40,000            43,976
Textron Financial Corp., Series MTNE 2.75% 2006                                                     10,000            10,009

INSURANCE -- 0.1%
ACE INA Holdings, Inc. 8.30% 2006                                                                    5,000             5,752
Allstate Financial Global Funding, LLC 2.50% 2008*(8)                                               20,000            19,228
Executive Risk Capital Trust, Series B 8.68% 2027                                                   30,000            35,010
Fund American Cos., Inc. 5.88% 2013                                                                 25,000            25,439
Hartford Life, Inc. 7.38% 2031                                                                      30,000            35,195
Independence Community Bank Corp. 1.00% 2013(3)                                                     50,000            48,615
ING Capital Funding Trust III 8.44% 2010(3)                                                         30,000            36,649
MetLife, Inc. 3.91% 2005                                                                            20,000            20,733
Nationwide Financial Services, Inc. 5.63% 2015                                                      10,000            10,414
Nationwide Mutual Insurance Co. 8.25% 2031*(8)                                                      15,000            17,882
Protective Life Corp. 4.30% 2013                                                                    15,000            14,488
St. Paul Cos., Inc. 5.75% 2007                                                                      65,000            70,102
Travelers Property Casualty Corp. 3.75% 2008                                                        10,000            10,176
Usf&g Capital I 8.50% 2045*(8)                                                                      45,000            48,355
XL Capital Finance, PLC 6.50% 2012                                                                  15,000            16,752
                                                                                                             ---------------
                                                                                                                   7,189,528
                                                                                                             ---------------

HEALTHCARE -- 0.0%

DRUGS -- 0.0%
American Home Products Corp. 6.70% 2011                                                             30,000            34,282
American Home Products Corp. 7.90% 2005                                                             20,000            21,637
Bayer Corp. 6.20% 2008*(3)(8)                                                                       15,000            16,568

HEALTH SERVICES -- 0.0%
HCA, Inc. 6.25% 2013                                                                                15,000            15,211
                                                                                                             ---------------
                                                                                                                      87,698
                                                                                                             ---------------

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
                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 0.2%

AEROSPACE & MILITARY TECHNOLOGY -- 0.0%
Boeing Co. 6.13% 2033                                                                      $        15,000   $        14,807
Raytheon Co. 6.00% 2010                                                                             30,000            32,575
Raytheon Co. 6.75% 2007                                                                             25,000            28,176
Raytheon Co. 8.20% 2006                                                                             35,000            39,608

BUSINESS SERVICES -- 0.1%
Bunge Limited Finance Corp. 5.88% 2013*(8)                                                          10,000            10,333
Cendant Corp. 6.25% 2010                                                                            45,000            48,998
Cendant Corp. 7.38% 2013                                                                            30,000            34,586
Monsanto Co. 4.00% 2008                                                                              5,000             5,069
Monsanto Co. 7.38% 2012                                                                             15,000            17,502
Science Applications International Corp. 5.50% 2033*                                                40,000            36,770
Waste Management, Inc. 6.38% 2012                                                                    5,000             5,529
Waste Management, Inc. 7.38% 2010                                                                   45,000            52,603

MULTI-INDUSTRY -- 0.0%
Tyco International Group SA 6.38% 2011                                                              15,000            15,469
Tyco International Group SA 6.38% 2006                                                              20,000            20,950
Tyco International Group SA 6.75% 2011                                                              25,000            26,375

TRANSPORTATION -- 0.1%
CSX Corp. 4.88% 2009                                                                                10,000            10,487
CSX Corp. 6.25% 2008                                                                                50,000            55,972
Norfolk Southern Corp. 6.75% 2011                                                                   35,000            40,127
Norfolk Southern Corp. 7.25% 2031                                                                   35,000            40,508
Union Pacific Corp. 6.65% 2011                                                                     105,000           119,526
                                                                                                             ---------------
                                                                                                                     655,970
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 0.3%

BROADCASTING & MEDIA -- 0.3%
AOL Time Warner, Inc. 5.63% 2005                                                                    40,000            42,199
AOL Time Warner, Inc. 7.63% 2031 @                                                                  60,000            68,201
Clear Channel Communications, Inc. 4.25% 2009                                                        5,000             5,059
Comcast Corp. 5.85% 2010                                                                            10,000            10,814
Cox Communications, Inc. 7.75% 2010                                                                 25,000            29,860
Cox Enterprises, Inc. 8.00% 2007*                                                                   20,000            23,051
Jones Intercable, Inc. 7.63% 2008                                                                    5,000             5,784
Liberty Media Corp. 8.25% 2030                                                                      35,000            40,519
Liberty Media Corp. 8.50% 2029                                                                      10,000            11,795
News America Holdings, Inc. 7.70% 2025                                                             120,000           138,025
News America, Inc. 4.75% 2010                                                                       10,000             9,997
Rogers Cable, Inc. 6.25% 2013                                                                       40,000            39,950
Tele-Communications, Inc. 7.88% 2013                                                                50,000            60,113
Time Warner, Inc. 8.18% 2007                                                                        20,000            23,237
Time Warner, Inc. 9.13% 2013                                                                        70,000            88,950
Time Warner, Inc. 9.15% 2023                                                                        70,000            88,629
Viacom, Inc. 7.70% 2010                                                                             45,000            54,449

ENTERTAINMENT PRODUCTS -- 0.0%
International Game Technology 8.38% 2009                                                            45,000            54,561
Walt Disney Co. 5.38% 2007                                                                          30,000            32,326

LEISURE & TOURISM -- 0.0%
Continental Airlines, Inc., Series 02-1 6.56% 2013                                                  15,000            16,231

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
                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Continental Airlines, Inc., Series 974A 6.90% 2018                                         $         8,427   $         8,137
Continental Airlines, Inc., Series 981A 6.65% 2017                                                  69,347            66,145
Hilton Hotels Corp. 8.25% 2011                                                                      25,000            27,937
Northwest Airlines Trust, Series 1999-2A 7.58% 2019                                                  8,827             8,925
                                                                                                             ---------------
                                                                                                                     954,894
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 0.6%

COMPUTER SERVICES -- 0.0%
Computer Associates International, Inc., Series B 6.38% 2005                                        15,000            15,825

COMPUTER SOFTWARE -- 0.0%
Fiserv, Inc. 4.00% 2008                                                                             15,000            15,173

COMPUTERS & BUSINESS EQUIPMENT -- 0.0%
Hewlett-Packard Co. 5.50% 2007                                                                      25,000            27,228

ELECTRONICS -- 0.1%
Arrow Electronics, Inc. 6.88% 2013                                                                  30,000            30,282
Jabil Circuit, Inc. 5.88% 2010                                                                      40,000            41,544
Pepco Holdings, Inc. 5.50% 2007                                                                     45,000            47,133

TELECOMMUNICATIONS -- 0.5%
AT&T Broadband Corp. 8.38% 2013                                                                     69,000            85,482
AT&T Broadband Corp. 9.46% 2022                                                                     55,000            76,066
AT&T Corp. 6.00% 2009                                                                               10,000            10,768
AT&T Corp. 7.30% 2011                                                                               35,000            40,454
AT&T Corp. 8.50% 2031                                                                               40,000            47,359
AT&T Wireless Services, Inc. 7.35% 2006                                                             10,000            11,103
AT&T Wireless Services, Inc. 7.88% 2011                                                             40,000            46,562
AT&T Wireless Services, Inc. 8.75% 2031                                                             15,000            18,553
BellSouth Capital Funding Corp. 7.75% 2010                                                          20,000            24,285
British Telecommunications, PLC 8.13% 2010                                                          85,000           104,586
British Telecommunications, PLC 8.63% 2030                                                          50,000            65,549
Cingular Wireless, LLC 5.63% 2006                                                                  110,000           119,880
Citizens Communications Co. 7.63% 2008                                                              30,000            35,093
Citizens Communications Co. 9.25% 2011                                                              30,000            38,232
France Telecom SA 9.25% 2011                                                                        65,000            79,398
France Telecom SA 10.00% 2031                                                                       35,000            46,730
Koninklijke (Royal) KPN NV 8.00% 2010                                                               10,000            12,087
Michigan Bell Telephone Co. 7.85% 2022                                                              30,000            36,751
Motorola, Inc. 6.75% 2006                                                                           15,000            16,219
Motorola, Inc. 7.63% 2010                                                                           15,000            17,100
New England Telephone & Telegraph Co. 7.88% 2029                                                    80,000            97,908
Sprint Capital Corp. 6.88% 2028                                                                     80,000            78,015
Sprint Capital Corp. 7.63% 2011                                                                     35,000            39,453
Sprint Corp. 8.75% 2032                                                                             15,000            17,823
TeleCorp PCS, Inc. 1.00% 2009(1)                                                                    15,000            15,540
Telefonica Europe BV 7.75% 2010                                                                     30,000            36,060
Telus Corp. 7.50% 2007                                                                              45,000            50,601
Verizon Global Funding Corp. 7.25% 2010                                                             80,000            93,762
Verizon New England, Inc. 6.50% 2011                                                                15,000            16,890
Verizon Wireless Capital, LLC 5.38% 2006                                                            10,000            10,811
Vodafone Airtouch, PLC 7.63% 2005                                                                   30,000            32,470
Vodafone Group, PLC 7.88% 2030                                                                      60,000            73,991
                                                                                                             ---------------
                                                                                                                   1,672,766
                                                                                                             ---------------

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
                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
MATERIALS -- 0.2%

CHEMICALS -- 0.1%
Chevron Phillips Chemical Co., LLC 5.38% 2007                                              $        95,000   $       101,966
Dow Chemical Co. 5.75% 2009                                                                         50,000            53,512
Dow Chemical Co. 8.55% 2009                                                                         20,000            24,259
Eastman Chemical Co. 3.25% 2008                                                                     15,000            14,635
Packaging Corp. of America 5.75% 2013*(8)                                                           50,000            50,782
Praxair, Inc. 6.38% 2012                                                                            10,000            11,360

FOREST PRODUCTS -- 0.0%
Abitibi-Consolidated, Inc. 6.95% 2006                                                               45,000            46,900
Potlatch Corp. 9.43% 2009(3)                                                                        40,000            47,000

METALS & MINERALS -- 0.1%
Alcoa, Inc. 6.50% 2011                                                                              60,000            68,319
Falconbridge, Ltd. 5.38% 2015                                                                       25,000            24,438
Inco, Ltd. 5.70% 2015                                                                               50,000            51,401
Noranda, Inc. 8.38% 2011                                                                            15,000            17,641
WMC Finance USA, Ltd. 5.13% 2013                                                                    10,000             9,921
WMC Finance USA, Ltd. 6.25% 2033                                                                    10,000             9,950

PLASTIC -- 0.0%
Sealed Air Corp. 5.63% 2013*(8)                                                                     35,000            35,455
                                                                                                             ---------------
                                                                                                                     567,539
                                                                                                             ---------------

MUNICIPAL BONDS -- 0.0%

MUNICIPAL BONDS -- 0.0%
Illinois State Pension General Obligation 5.10% 2033                                                70,000            65,148
New Jersey Trust Turnpike Authority 4.25% 2016                                                      25,000            24,191
                                                                                                             ---------------
                                                                                                                      89,339
                                                                                                             ---------------

REAL ESTATE -- 0.1%

REAL ESTATE COMPANIES -- 0.0%
EOP Operating LP 7.00% 2011                                                                         60,000            68,330
TIAA Commercial Real Estate Securitization, Series 1999-1 A 7.17% 2032*(8)                          47,073            51,607

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Archstone-Smith Operating Trust 5.00% 2007                                                          60,000            63,444
Centerpoint Properties Trust, Series MTN 4.75% 2010                                                 15,000            15,330
Developers Diversified Reality Corp. 4.63% 2010*                                                    25,000            24,922
Hospitality Properties Trust 6.75% 2013                                                             45,000            46,940
HRPT Properties Trust 6.70% 2005                                                                    10,000            10,545
Kimco Reality Corp., Series MTNC 5.19% 2013                                                         25,000            25,587
                                                                                                             ---------------
                                                                                                                     306,705
                                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 7.9%

U.S. GOVERNMENT AGENCIES -- 7.9%
Federal Home Loan Mtg. Corp Structured Pass-Through Securities,
Series T-58 4A 7.50% 2043                                                                          101,963           111,379
Federal Home Loan Mtg. Corp. 4.50% due October TBA                                               1,557,869         1,571,500
Federal Home Loan Mtg. Corp. 6.00% 2031                                                             19,120            19,756
Federal Home Loan Mtg. Corp. 7.50% 2029                                                            143,265           153,834
Federal Home Loan Mtg. Corp. 8.50% 2028                                                             19,103            20,748
Federal National Mtg. Assoc. 5.00% due October TBA                                                 691,000           707,843

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 5.00% due October TBA                                         $     1,232,000   $     1,232,000
Federal National Mtg. Assoc. 5.22% 2031(4)                                                         109,292           110,437
Federal National Mtg. Assoc. 5.50% due October TBA                                               1,926,000         1,964,520
Federal National Mtg. Assoc. 6.00% 2014 - 2017                                                      26,623            27,815
Federal National Mtg. Assoc. 6.50% 2031 - 2032                                                   3,863,258         4,027,056
Federal National Mtg. Assoc. 6.50% due October TBA                                               4,790,000         4,992,081
Federal National Mtg. Assoc. 7.00% 2031                                                             20,954            22,178
Federal National Mtg. Assoc. 7.25% 2010 (5)                                                      3,942,000         4,737,334
Federal National Mtg. Assoc. 7.50% 2008 - 2024                                                     206,976           221,843
Federal National Mtg. Assoc. 8.00% 2025                                                             67,311            73,302
Federal National Mtg. Assoc. 9.00% 2026                                                              5,267             5,836
Government National Mtg. Assoc. 5.00% 2033                                                       2,145,787         2,151,777
Government National Mtg. Assoc. 5.00% due October TBA                                            1,146,000         1,148,149
                                                                                                             ---------------
                                                                                                                  23,299,388
                                                                                                             ---------------

GOVERNMENT OBLIGATIONS -- 1.4%

U.S. TREASURIES -- 1.4%
United States Treasury Bonds 6.00% 2026                                                            485,000           552,843
United States Treasury Bonds 6.25% 2030                                                            783,000           929,110
United States Treasury Bonds 8.00% 2021                                                            550,000           762,867
United States Treasury Notes 3.00% 2007                                                          1,200,000         1,224,703
United States Treasury Notes 4.25% 2013                                                            530,000           543,312
                                                                                                             ---------------
                                                                                                                   4,012,835
                                                                                                             ---------------

UTILITIES -- 0.6%

ELECTRIC UTILITIES -- 0.5%
AEP Texas Central Co. 5.50% 2013*                                                                   10,000            10,339
Alabama Power Co., Series S 5.88% 2022                                                              35,000            35,953
American Electric Power Co., Inc., Series A 6.13% 2006                                               5,000             5,413
American Electric Power Co., Inc., Series C 5.38% 2010                                               5,000             5,247
Appalachian Power Co., Series G 3.60% 2008                                                          15,000            14,944
Carolina Power & Light Co. 6.13% 2033                                                               20,000            20,659
CenterPoint Energy Houston Electric, LLC 5.75% 2014*(8)                                             20,000            21,047
Cleveland Electric Illuminating Co., Series D 7.43% 2009                                            20,000            22,718
Constellation Energy Group, Inc. 6.13% 2009                                                         20,000            22,118
Constellation Energy Group, Inc. 7.00% 2012                                                         20,000            22,800
Constellation Energy Group, Inc. 7.60% 2032                                                         30,000            35,178
Consumers Energy Co. 6.25% 2006                                                                     60,000            65,589
Dayton Power & Light Co. 5.13% 2013*(8)                                                             15,000            15,217
Dominion Resources, Inc., Series D 5.13% 2009                                                       75,000            78,982
Duke Energy Corp. 5.30% 2015                                                                        45,000            45,920
Exelon Corp. 6.75% 2011                                                                             95,000           107,485
FirstEnergy Corp., Series A 5.50% 2006                                                              65,000            67,545
Florida Power & Light Co. 5.63% 2034                                                                10,000             9,942
Florida Power Corp. 5.90% 2033                                                                      10,000            10,128
Georgia Power Co., Series G 6.20% 2006                                                              30,000            32,858
Indianapolis Power & Light Co. 6.30% 2013*                                                          20,000            20,512
MidAmerican Energy Holdings Co. 3.50% 2008                                                          30,000            29,764
Monongahela Power Co. 5.00% 2006                                                                    25,000            25,063
NiSource Finance Corp. 7.50% 2003                                                                   45,000            45,281
NiSource Finance Corp. 7.88% 2010                                                                   60,000            71,532

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Northern States Power Co., Series B 8.00% 2012                                             $        30,000   $        36,920
Oncor Electric Delivery Co. 6.38% 2012                                                              25,000            27,946
Potomac Edison Co. 8.00% 2024                                                                       10,000            10,500
PP&L Capital Funding, Inc., Series D 8.38% 2007                                                     20,000            23,340
Progress Energy, Inc. 6.75% 2006                                                                    40,000            43,894
PSE&G Power, LLC 6.95% 2012                                                                         25,000            28,222
Public Service Co. of Colorado, Series A 6.88% 2009                                                 30,000            33,961
Public Service Co. of New Mexico 4.40% 2008                                                         25,000            25,614
Public Service Electric & Gas Co. 6.38% 2008(3)                                                     40,000            44,552
Reliant Energy Resources Corp. 7.75% 2011                                                           20,000            22,544
Rochester Gas & Electric Corp. 6.38% 2033                                                           10,000            10,462
Sempra Energy 7.95% 2010                                                                            30,000            35,842
South Carolina Electric & Gas Co. 5.30% 2033                                                        15,000            14,120
Southern California Edison Co. 8.00% 2007*(8)                                                       30,000            33,525
Tampa Electric Co. 6.88% 2012                                                                       25,000            27,367
TECO Energy, Inc. 7.00% 2012                                                                        10,000             9,637
TECO Energy, Inc. 7.50% 2010                                                                         5,000             5,069
Virginia Electric and Power Co., Series A 4.75% 2013                                                20,000            20,019
Wisconsin Electric Power Co. 4.50% 2013                                                             25,000            24,929
Xcel Energy, Inc. 3.40% 2008*                                                                        5,000             4,880

GAS & PIPELINE UTILITIES -- 0.1%
ARKLA, Inc. 8.90% 2006                                                                              10,000            11,352
Conectiv, Inc., Series B 5.30% 2005                                                                 75,000            77,732
Duke Capital Corp., Series A 6.25% 2005                                                             20,000            20,982
Duke Energy Field Services, LLC 7.88% 2010                                                          40,000            47,794
Duke Energy Field Services, LLC 8.13% 2030                                                          10,000            12,445
KeySpan Corp. 7.63% 2010                                                                            20,000            24,216
National Fuel Gas Co. 5.25% 2013                                                                    10,000            10,152
Panhandle Eastern Pipe Line Co. 4.80% 2008*(8)                                                      10,000            10,319
TransCanada Pipelines, Ltd. 4.00% 2013                                                              10,000             9,444

TELEPHONE -- 0.0%
Deutsche Telekom International Finance BV 8.50% 2010                                                55,000            67,278
Deutsche Telekom International Finance BV 8.75% 2030                                                60,000            76,109
                                                                                                             ---------------
                                                                                                                   1,693,400
                                                                                                             ---------------
TOTAL BONDS & NOTES (cost $41,582,273)                                                                            42,572,089
                                                                                                             ---------------

WARRANTS -- 0.1%                                                                                  SHARES
----------------------------------------------------------------------------------------------------------------------------
FINANCE -- 0.1%

FINANCIAL SERVICES -- 0.1%
Merrill Lynch 144 Reliance Expires 09/02/2004+(8)
(cost $237,920)                                                                                     25,500           247,638
                                                                                                             ---------------

EXCHANGE-TRADED FUNDS -- 0.9%                                                                     SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE -- 0.9%

Financial Services -- 0.9%
iShares Russell 1000 Growth Index Fund                                                              15,372   $       655,155
SPDR Trust, Series 1                                                                                19,603         1,959,320
                                                                                                             ---------------
TOTAL EXCHANGE-TRADED FUNDS (cost $2,508,173)                                                                      2,614,475
                                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $242,857,439)                                                                  256,500,368
                                                                                                             ---------------

                                                                                              PRINCIPAL
SHORT-TERM SECURITIES -- 9.2%                                                                  AMOUNT
----------------------------------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 5.7%

CRC Funding, LLC 1.06% due 10/2/03 (5)                                                     $     6,800,000         6,799,800
Eureka Securitization, Inc. 1.07% due 10/17/03 @                                                 5,000,000         4,997,622
Sears Roebuck Acceptance Corp., Series MTN 3.03% due 11/25/03 @(4)                                  25,000            25,134
Windmill Funding Corp. 1.07% due 10/8/03 @                                                       5,000,000         4,998,960
                                                                                                             ---------------
                                                                                                                  16,821,516
                                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 2.3%

Federal Home Loan Mtg. Disc. Notes 0.01% due 10/30/03 @                                          7,000,000         6,993,966
                                                                                                             ---------------

U.S. GOVERNMENT OBLIGATIONS -- 1.2%

United States Treasury Bills 1.30% due 11/6/03 @                                                 3,558,000         3,554,099
                                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $27,369,447)                                                                    27,369,581
                                                                                                             ---------------

REPURCHASE AGREEMENTS -- 8.0%

Agreement with Merrill Lynch, bearing interest at 1.05%, dated 09/30/03, to be repurchased 10/01/03 in the amount of $23,805,694 and collateralized by
$20,800,000 of Federal National Mortgage Assoc. Bonds, bearing interest at
6.63%, due 09/15/09 and having an approximate value of $24,330,530 @(5) (cost
$23,805,000)                                                                               $    23,805,000        23,805,000
                                                                                                             ---------------

TOTAL INVESTMENTS --
  (cost $294,031,886)(See Note 3)                                                 103.7%                         307,674,949
Liabilities in excess of other assets --                                           (3.7)                         (11,083,878)
                                                                                  -----                      ---------------
NET ASSETS --                                                                     100.0%                     $   296,591,071
                                                                                  =====                      ===============

----------
+    Non-income producing securities.
@ The security or a portion thereof represents collateral for open futures contracts.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the aggregate value of these securities was $2,940,667 representing 1.0% of net assets.
#    Security represents an investment in an affiliated company
(1) The interest rate shown represents the step-up coupon rate at which the bond accrues or will accrue at a specified date.
(2)  Fair valued security; see Note 2.
(3)  Variable rate security -- the rate reflected is as of September 30, 2003.
(4) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2003.
(5)  The security or a portion thereof represents collateral for TBAs.
(6) Company has filed Ch.11 bankruptcy, but is continuing to make interest payments.
(7) The security or a portion thereof represents collateral for written options.
(8)  Illiquid security.
ADR -- American Depository Receipt
GDR -- American Depository Receipt
IO -- Interest Only
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

OPEN FUTURES CONTRACTS

                                                                                VALUE AS OF      UNREALIZED
NUMBER OF                                    EXPIRATION        VALUE AT        SEPTEMBER 30,    APPRECIATION/
CONTRACTS     DESCRIPTION                       DATE          TRADE DATE           2003        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
156 Short     DJ Euro STOXX 50              December 2003    $  4,693,193      $  4,367,658      $    325,535
 88 Long      Euro-Bund                     December 2003      11,454,177        11,797,589           343,412
17 Short      S&P 500 Index                 December 2003       4,308,578         4,224,925            83,653
24 Short      S&P 500 Index                 December 2003       6,110,477         5,964,600           145,877
121 Long      S&P 500 Index                 December 2003      30,800,902        30,071,525          (729,377)
 66 Long      TOPIX Index                   December 2003       6,045,587         5,995,140           (50,447)
29 Short      US Treasury 5 Yr Note         December 2003       3,202,527         3,290,594           (88,067)
 25 Long      US Treasury 10 Yr Note        December 2003       2,784,370         2,865,625            81,255
 37 Long      US Treasury 10 Yr Note        December 2003       4,138,376         4,241,125           102,749
257 Short     US Treasury 10 Yr Note        December 2003      28,040,101        29,458,625        (1,418,524)
110 Long      10 Yr Mini JGB                December 2003      13,375,005        13,493,739           118,734
 2 Short      10 Yr Swap                    December 2003         219,020           224,500            (5,480)
                                                                                                 ------------
                                                                                                 $ (1,090,680)
                                                                                                 ============

OPEN WRITTEN CALL OPTIONS CONTRACTS

                                                                             MARKET VALUE AT     UNREALIZED
                    CONTRACT                     NUMBER OF     PREMIUMS       SEPTEMBER 30,     APPRECIATION
     ISSUE           MONTH      STRIKE PRICE     CONTRACTS     RECEIVED           2003         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Solectron Corp.    October-03     $   7.36        32,455       $  7,776          $   344         $   7,432
                                                                                                 =========

SWAP CONTRACTS OUTSTANDING

                                                                                                 UNREALIZED
                                                                 NOTIONAL     TERMINATION       APPRECIATION/
                                                                  AMOUNT         DATE          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Agreement with Credit Suisse First Boston International,
Inc. dated August 1, 2003 to pay quarterly the notional
amount multipied by the three month USD-LIBOR and receive
semi-annually the notional amount multiplied by 3.95%           2,400,000     08/05/2008         $   83,950
                                                                                                 ==========

See Notes to Financial Statements.

SEASONS SERIES TRUST
STOCK PORTFOLIO                       INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

COMMON STOCK -- 96.9%                                                                             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 9.1%

APPAREL & TEXTILES -- 1.0%
Hermes International                                                                                 7,968   $     1,232,956
Industria de Diseno Textil SA (Inditex)                                                             58,800         1,260,653

AUTOMOTIVE -- 1.0%
Harley-Davidson, Inc.                                                                               46,900         2,260,580

RETAIL -- 7.1%
Best Buy Co., Inc.+                                                                                 36,700         1,743,984
Home Depot, Inc.                                                                                    98,300         3,130,855
Kohl's Corp.+                                                                                       17,000           909,500
Target Corp.                                                                                       120,700         4,541,941
Wal-Mart de Mexico SA de CV                                                                        201,200           582,831
Wal-Mart de Mexico SA de CV ADR                                                                     32,100           929,295
Wal-Mart Stores, Inc.                                                                               53,700         2,999,145
Walgreen Co.                                                                                        57,700         1,767,928
                                                                                                             ---------------
                                                                                                                  21,359,668
                                                                                                             ---------------

CONSUMER STAPLES -- 5.4%

FOOD, BEVERAGE & TOBACCO -- 5.0%
Altria Group, Inc.                                                                                  46,200         2,023,560
Coca-Cola Co.                                                                                       52,700         2,263,992
Compass Group, PLC                                                                                 298,000         1,718,867
General Mills, Inc.                                                                                 30,400         1,430,928
PepsiCo, Inc.                                                                                       25,500         1,168,665
Sysco Corp.                                                                                         53,600         1,753,256
Unilever, PLC                                                                                      147,800         1,262,798

HOUSEHOLD & PERSONAL PRODUCTS -- 0.4%
Gillette Co.                                                                                        31,900         1,020,162
                                                                                                             ---------------
                                                                                                                  12,642,228
                                                                                                             ---------------

EDUCATION -- 1.1%

EDUCATION -- 1.1%
Apollo Group, Inc., Class A+                                                                        39,350         2,598,281
                                                                                                             ---------------

ENERGY -- 3.9%

ENERGY SERVICES -- 2.1%
Baker Hughes, Inc.                                                                                  78,300         2,316,897
Schlumberger, Ltd.                                                                                  52,400         2,536,160

ENERGY SOURCES -- 1.8%
ChevronTexaco Corp.                                                                                 28,100         2,007,745
Exxon Mobil Corp.                                                                                   60,334         2,208,224
                                                                                                             ---------------
                                                                                                                   9,069,026
                                                                                                             ---------------

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE -- 18.2%

BANKS -- 3.7%
Northern Trust Corp.                                                                                54,200   $     2,300,248
State Street Corp.                                                                                  70,900         3,190,500
U.S. Bancorp                                                                                       106,100         2,545,339
Wells Fargo & Co.                                                                                   12,300           633,450

FINANCIAL SERVICES -- 11.1%
Charles Schwab Corp.                                                                                85,200         1,014,732
Citigroup, Inc.                                                                                    210,735         9,590,550
Credit Suisse Group                                                                                 31,300         1,001,989
Fannie Mae                                                                                          53,500         3,755,700
Freddie Mac                                                                                         26,500         1,387,275
Mellon Financial Corp.                                                                              84,700         2,552,858
Merrill Lynch & Co., Inc.                                                                           58,700         3,142,211
Morgan Stanley                                                                                      33,600         1,695,456
SLM Corp.                                                                                           48,500         1,889,560

INSURANCE -- 3.4%
ACE, Ltd.                                                                                           44,500         1,472,060
Hartford Financial Services Group, Inc.                                                             41,700         2,194,671
Marsh & McLennan Cos., Inc.                                                                         46,800         2,228,148
Travelers Property Casualty Corp., Class A                                                         119,855         1,903,297
XL Capital, Ltd., Class A                                                                            2,900           224,576
                                                                                                             ---------------
                                                                                                                  42,722,620
                                                                                                             ---------------

HEALTHCARE -- 16.2%

DRUGS -- 7.4%
Abbott Laboratories                                                                                 44,300         1,884,965
Amgen, Inc.+                                                                                        43,200         2,789,424
Eli Lilly & Co.                                                                                      3,500           207,900
Forest Laboratories, Inc.+                                                                          20,500         1,054,725
Genentech, Inc.+                                                                                     8,100           649,134
Gilead Sciences, Inc.+                                                                              25,800         1,442,994
Pfizer, Inc.                                                                                       207,560         6,305,673
Sanofi-Synthelabo SA                                                                                17,400         1,058,327
Wyeth                                                                                               41,200         1,899,320

HEALTH SERVICES -- 4.9%
HCA, Inc.                                                                                           30,700         1,131,602
Medco Health Solutions, Inc.+                                                                       29,300           759,749
UnitedHealth Group, Inc.                                                                           141,300         7,110,216
WellPoint Health Networks, Inc.+                                                                    31,300         2,412,604

MEDICAL PRODUCTS -- 3.9%
Baxter International, Inc.                                                                          24,300           706,158
Biomet, Inc.                                                                                        38,400         1,290,624
Biovail Corp.+                                                                                      25,500           947,325
Boston Scientific Corp.+                                                                             8,800           561,440
Cardinal Health, Inc.                                                                               18,100         1,056,859
Johnson & Johnson                                                                                   59,800         2,961,296
MedImmune, Inc.+                                                                                    17,500           577,675
Medtronic, Inc.                                                                                     22,800         1,069,776
                                                                                                             ---------------
                                                                                                                  37,877,786
                                                                                                             ---------------

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 9.7%

BUSINESS SERVICES -- 5.6%
Accenture, Ltd., Class A+                                                                           83,300   $     1,860,922
Adecco SA                                                                                           26,600         1,315,086
Cendant Corp.+                                                                                     114,700         2,143,743
First Data Corp.                                                                                   144,300         5,766,228
Paychex, Inc.                                                                                       15,100           512,343
Securitas AB, Class B                                                                               29,900           362,742
SunGard Data Systems, Inc.+                                                                         46,200         1,215,522

MULTI-INDUSTRY -- 3.8%
Danaher Corp.                                                                                       29,900         2,208,414
General Electric Co.                                                                               123,400         3,678,554
Tyco International, Ltd.                                                                           146,392         2,990,788

TRANSPORTATION -- 0.3%
United Parcel Service, Inc., Class B                                                                11,200           714,560
                                                                                                             ---------------
                                                                                                                  22,768,902
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 11.6%

BROADCASTING & MEDIA -- 8.5%
AOL Time Warner, Inc.+                                                                             119,300         1,802,623
Clear Channel Communications, Inc.                                                                  93,800         3,592,540
Comcast Corp., Sp. Class A+                                                                        104,700         3,092,838
E.W. Scripps Co., Class A                                                                           19,900         1,693,490
Liberty Media Corp., Class A+                                                                      235,192         2,344,864
Omnicom Group, Inc.                                                                                 21,000         1,508,850
Univision Communications, Inc., Class A+                                                            80,400         2,567,172
Viacom, Inc., Class B                                                                               85,041         3,257,071

ENTERTAINMENT PRODUCTS -- 1.1%
International Game Technology                                                                       60,800         1,711,520
Walt Disney Co.                                                                                     41,900           845,123

LEISURE & TOURISM -- 2.0%
Carnival Corp.                                                                                      63,900         2,101,671
MGM Mirage, Inc.+                                                                                   28,400         1,038,020
Starbucks Corp.+                                                                                    59,500         1,713,600
                                                                                                             ---------------
                                                                                                                  27,269,382
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 21.2%

COMPUTER SERVICES -- 2.0%
Affiliated Computer Services, Inc., Class A+                                                        71,200         3,466,728
Symantec Corp.+                                                                                     17,900         1,128,058

COMPUTER SOFTWARE -- 6.6%
Adobe Systems, Inc.                                                                                 35,800         1,405,508
Fiserv, Inc.+                                                                                       64,300         2,329,589
Intuit, Inc.+                                                                                       41,200         1,987,488
Microsoft Corp.                                                                                    286,700         7,967,393
Seagate Technology                                                                                  41,400         1,126,080
Siebel Systems, Inc.+                                                                               62,200           604,584

COMPUTERS & BUSINESS EQUIPMENT -- 1.3%
Dell, Inc.+                                                                                         89,800         2,998,422

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS -- 3.9%
Analog Devices, Inc.+                                                                               34,800   $     1,323,096
Applied Materials, Inc.+                                                                            97,800         1,774,092
ASML Holding NV+                                                                                    41,900           549,246
InterActiveCorp+                                                                                    64,900         2,144,945
Koninklijke (Royal) Philips Electronics NV                                                          30,900           700,651
Maxim Integrated Products, Inc.                                                                     24,300           959,850
Samsung Electronics Co., Ltd.                                                                        2,600           886,145
Texas Instruments, Inc.                                                                             40,900           932,520

INTERNET CONTENT -- 1.0%
eBay, Inc.+                                                                                         19,600         1,048,796
Yahoo!, Inc.+                                                                                       34,300         1,213,534

TELECOMMUNICATIONS -- 6.4%
Cisco Systems, Inc.+                                                                               200,200         3,911,908
EchoStar Communications Corp., Class A+                                                             78,200         2,992,714
Nextel Communications, Inc., Class A+                                                              142,300         2,801,887
NTT DoCoMo, Inc.                                                                                       132           323,439
Vodafone Group, PLC                                                                              1,633,166         3,257,678
Vodafone Group, PLC Sponsored ADR                                                                   85,000         1,721,251
                                                                                                             ---------------
                                                                                                                  49,555,602
                                                                                                             ---------------

MATERIALS -- 0.5%

METALS & MINERALS -- 0.5%
Nucor Corp.                                                                                         23,400         1,073,592
                                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $206,365,382)                                                                  226,937,087
                                                                                                             ---------------

SHORT-TERM SECURITIES -- 2.9%

REGISTERED INVESTMENT COMPANY -- 2.9%

T. Rowe Price Reserve Investment Fund 1.10% (cost $6,694,028)                                    6,694,028         6,694,028
                                                                                                             ---------------

TOTAL INVESTMENTS --
  (cost $213,059,410)(See Note 3)                                                   99.8%                        233,631,115
Other assets less liabilities --                                                     0.2                             540,742
                                                                                   -----                     ---------------
NET ASSETS --                                                                      100.0%                    $   234,171,857
                                                                                   =====                     ===============

----------
+    Non-income producing securities.
ADR -- American Depository Receipt

See Notes to Financial Statements.

SEASONS SERIES TRUST
LARGE CAP GROWTH
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

COMMON STOCK -- 94.2%                                                                             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.8%

APPAREL & TEXTILES -- 1.1%
Cintas Corp.                                                                                           800   $        29,472
Gap, Inc.                                                                                            4,190            71,733
Nike, Inc., Class B                                                                                 11,435           695,476

AUTOMOTIVE -- 0.6%
Advanced Auto Parts, Inc.+                                                                           4,525           320,822
AutoZone, Inc.+                                                                                        420            37,603
Harley-Davidson, Inc.                                                                                1,420            68,444
Navistar International Corp.+                                                                          320            11,930

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Black & Decker Corp.                                                                                   360            14,598
Maytag Corp.                                                                                           370             9,239
Whirlpool Corp.                                                                                        320            21,686

RETAIL -- 7.0%
Avery Dennison Corp.                                                                                   520            26,270
Avon Products, Inc.                                                                                  9,370           604,927
Bed Bath & Beyond, Inc.+                                                                             1,390            53,070
Best Buy Co., Inc.+                                                                                  1,510            71,755
Dollar General Corp.                                                                                 1,560            31,200
Dollar Tree Stores, Inc.+                                                                           13,555           454,093
Family Dollar Stores, Inc.                                                                           4,910           195,860
Home Depot, Inc.                                                                                    10,770           343,025
Kohl's Corp.+                                                                                        5,995           320,733
Lowe's Cos., Inc.                                                                                    7,470           387,693
RadioShack Corp.                                                                                       780            22,160
Tiffany & Co.                                                                                          680            25,384
TJX Cos., Inc.                                                                                       2,390            46,414
Wal-Mart Stores, Inc.                                                                               38,070         2,126,209
Walgreen Co.                                                                                         4,800           147,072
                                                                                                             ---------------
                                                                                                                   6,136,868
                                                                                                             ---------------

CONSUMER STAPLES -- 6.7%

FOOD, BEVERAGE & TOBACCO -- 4.3%
Altria Group, Inc.                                                                                   9,510           416,538
Anheuser-Busch Cos., Inc.                                                                            3,870           190,946
Brown-Forman Corp., Class B                                                                            280            22,154
Campbell Soup Co.                                                                                    1,920            50,880
Coca-Cola Co.                                                                                       16,620           713,995
General Mills, Inc.                                                                                  1,750            82,373
H.J. Heinz Co.                                                                                       1,650            56,562
Hershey Foods Corp.                                                                                    610            44,335
Kellogg Co.                                                                                          1,910            63,699
McCormick & Co., Inc.                                                                                  650            17,823

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
PepsiCo, Inc.                                                                                       19,280   $       883,602
Sara Lee Corp.                                                                                       3,640            66,830
Sysco Corp.                                                                                          3,040            99,438
UST, Inc.                                                                                              780            27,440
Wm. Wrigley Jr. Co.                                                                                  5,360           296,408

HOUSEHOLD & PERSONAL PRODUCTS -- 2.4%
Clorox Co.                                                                                           1,020            46,787
Colgate-Palmolive Co.                                                                                7,420           414,704
Gillette Co.                                                                                         4,780           152,864
Kimberly-Clark Corp.                                                                                 2,370           121,628
Procter & Gamble Co.                                                                                 9,880           917,062
Tupperware Corp.                                                                                       270             3,613
                                                                                                             ---------------
                                                                                                                   4,689,681
                                                                                                             ---------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Apollo Group, Inc., Class A+                                                                           820            54,145
                                                                                                             ---------------

ENERGY -- 3.7%

ENERGY SERVICES -- 0.8%
BJ Services Co.+                                                                                     6,605           225,693
Schlumberger, Ltd.                                                                                   3,930           190,212
Smith International, Inc.+                                                                           4,245           152,735

ENERGY SOURCES -- 2.9%
Anadarko Petroleum Corp.                                                                             2,300            96,048
Apache Corp.                                                                                         1,340            92,916
ChevronTexaco Corp.                                                                                  4,016           286,943
EnCana Corp.                                                                                         4,692           169,892
Exxon Mobil Corp.                                                                                   28,409         1,039,769
Murphy Oil Corp.                                                                                     5,400           317,250
                                                                                                             ---------------
                                                                                                                   2,571,458
                                                                                                             ---------------

FINANCE -- 12.9%

BANKS -- 4.0%
Bank of America Corp.                                                                               17,340         1,353,214
Bank of New York Co., Inc.                                                                           2,100            61,131
Fifth Third Bancorp                                                                                  6,225           345,301
Golden West Financial Corp.                                                                          1,100            98,461
State Street Corp.                                                                                   2,900           130,500
Wells Fargo & Co.                                                                                   15,455           795,932

FINANCIAL SERVICES -- 6.7%
American Express Co.                                                                                 6,030           271,712
Charles Schwab Corp.                                                                                17,450           207,829
Citigroup, Inc.                                                                                     15,366           699,307
Concord EFS, Inc.+                                                                                   2,280            31,168
Deluxe Corp.                                                                                           250            10,035
Equifax, Inc.                                                                                          660            14,698
Fannie Mae                                                                                          14,580         1,023,516
Federated Investors, Inc., Class B                                                                     510            14,127

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Freddie Mac                                                                                          9,500   $       497,325
Goldman Sachs Group, Inc.                                                                            8,045           674,975
H&R Block, Inc.                                                                                        840            36,246
MBNA Corp.                                                                                          14,800           337,440
Merrill Lynch & Co., Inc.                                                                            3,700           198,061
Moody's Corp.                                                                                        1,500            82,455
Morgan Stanley                                                                                       3,600           181,656
SLM Corp.                                                                                            9,715           378,496
T. Rowe Price Group, Inc.                                                                              580            23,931

INSURANCE -- 2.2%
Allstate Corp.                                                                                      10,390           379,547
Ambac Financial Group, Inc.                                                                          3,400           217,600
Berkshire Hathaway, Inc., Class B+                                                                     298           743,808
Marsh & McLennan Cos., Inc.                                                                          2,500           119,025
Progressive Corp.                                                                                    1,020            70,492
                                                                                                             ---------------
                                                                                                                   8,997,988
                                                                                                             ---------------

HEALTHCARE -- 16.9%

DRUGS -- 10.7%
Abbott Laboratories                                                                                  7,320           311,466
Allergan, Inc.                                                                                         610            48,025
Amgen, Inc.+                                                                                        10,050           648,928
Biogen, Inc.+                                                                                          700            26,761
Bristol-Myers Squibb Co.                                                                            16,180           415,179
Caremark Rx, Inc.+                                                                                   4,400            99,440
Chiron Corp.+                                                                                          870            44,970
Eli Lilly & Co.                                                                                     11,660           692,604
Forest Laboratories, Inc.+                                                                          11,040           568,008
Genentech, Inc.+                                                                                    11,400           913,596
Genzyme Corp.+                                                                                       1,040            48,100
Invitrogen Corp.+                                                                                    3,640           211,084
Merck & Co., Inc.                                                                                   14,590           738,546
Pfizer, Inc.                                                                                        61,765         1,876,421
Schering-Plough Corp.                                                                                5,600            85,344
Wyeth                                                                                               15,540           716,394

HEALTH SERVICES -- 2.8%
Anthem, Inc.+                                                                                        4,040           288,173
Express Scripts, Inc., Class A+                                                                        380            23,237
IMS Health, Inc.                                                                                     1,120            23,632
UnitedHealth Group, Inc.                                                                            30,150         1,517,148
WellPoint Health Networks, Inc.+                                                                     1,460           112,537

MEDICAL PRODUCTS -- 3.4%
Baxter International, Inc.                                                                           2,850            82,821
Becton Dickinson & Co.                                                                               1,190            42,983
Biomet, Inc.                                                                                         1,200            40,332
Boston Scientific Corp.+                                                                             1,930           123,134
C.R. Bard, Inc.                                                                                        240            17,040
Cardinal Health, Inc.                                                                                3,360           196,190
Guidant Corp.                                                                                        1,440            67,464
Johnson & Johnson                                                                                   20,610         1,020,607

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
MedImmune, Inc.+                                                                                     1,170   $        38,622
Medtronic, Inc.                                                                                     12,325           578,289
St. Jude Medical, Inc.+                                                                                810            43,554
Stryker Corp.                                                                                          930            70,038
Zimmer Holdings, Inc.+                                                                               1,060            58,406
                                                                                                             ---------------
                                                                                                                  11,789,073
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 7.6%

AEROSPACE & MILITARY TECHNOLOGY -- 1.2%
Lockheed Martin Corp.                                                                                7,195           332,049
Northrop Grumman Corp.                                                                               3,300           284,526
Rockwell Collins, Inc.                                                                                 840            21,210
United Technologies Corp.                                                                            2,200           170,016

BUSINESS SERVICES -- 1.6%
Cendant Corp.+                                                                                      27,400           512,106
First Data Corp.                                                                                    12,170           486,313
Monster Worldwide, Inc.+                                                                               530            13,345
Paychex, Inc.                                                                                        1,770            60,056
Robert Half International, Inc.+                                                                       800            15,600
Xerox Corp.+                                                                                         3,710            38,065

ELECTRICAL EQUIPMENT -- 0.1%
Emerson Electric Co.                                                                                 1,970           103,721

MULTI-INDUSTRY -- 4.2%
3M Co.                                                                                              10,790           745,265
American Standard Cos., Inc.+                                                                          340            28,645
General Electric Co.                                                                                70,950         2,115,020
ITT Industries, Inc.                                                                                   430            25,731

TRANSPORTATION -- 0.5%
United Parcel Service, Inc., Class B                                                                 5,270           336,226
                                                                                                             ---------------
                                                                                                                   5,287,894
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 7.1%

BROADCASTING & MEDIA -- 5.7%
AOL Time Warner, Inc.+                                                                              44,800           676,928
Cablevision Systems New York Group, Class A+                                                         6,299           114,012
Clear Channel Communications, Inc.                                                                  12,076           462,511
Dow Jones & Co., Inc.                                                                                  380            17,993
Gannett Co., Inc.                                                                                    1,500           116,340
Lamar Advertising Co.+                                                                               3,300            96,822
Liberty Media Corp., Class A+                                                                       81,646           814,011
McGraw-Hill Cos., Inc.                                                                               6,400           397,632
Meredith Corp.                                                                                         230            10,619
New York Times Co., Class A                                                                            700            30,422
Omnicom Group, Inc.                                                                                    890            63,946
Tribune Co.                                                                                          3,100           142,290
Univision Communications, Inc., Class A+                                                            12,810           409,023
Viacom, Inc., Class B                                                                               15,967           611,536

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)

ENTERTAINMENT PRODUCTS -- 0.2%
International Game Technology                                                                        1,620   $        45,603
Knight-Ridder, Inc.                                                                                    380            25,346
Mattel, Inc.                                                                                         2,060            39,058
Metro-Goldwyn-Mayer, Inc.+                                                                           4,500            69,030

LEISURE & TOURISM -- 1.2%
Harrah's Entertainment, Inc.                                                                         1,200            50,532
Marriott International, Inc., Class A                                                                6,000           258,180
Outback Steakhouse, Inc.                                                                             2,140            81,042
Sabre Holdings Corp.                                                                                10,100           217,049
Starbucks Corp.+                                                                                     1,830            52,704
Starwood Hotels & Resorts Worldwide, Inc.                                                            4,000           139,200
Yum! Brands, Inc.+                                                                                   1,380            40,875
                                                                                                             ---------------
                                                                                                                   4,982,704
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 29.0%

COMMUNICATION EQUIPMENT -- 0.9%
Network Appliance, Inc.+                                                                             1,600            32,848
QUALCOMM, Inc.                                                                                      15,020           625,433

COMPUTER SERVICES -- 1.3%
Automatic Data Processing, Inc.                                                                      2,800           100,380
CheckFree Corp.+                                                                                     3,800            76,000
Computer Associates International, Inc.                                                              8,625           225,199
Symantec Corp.+                                                                                      4,120           259,643
Synopsys, Inc.+                                                                                      7,320           225,236
Unisys Corp.+                                                                                        1,540            20,836

COMPUTER SOFTWARE -- 7.8%
Adobe Systems, Inc.                                                                                  1,090            42,793
Citrix Systems, Inc.+                                                                                  770            17,002
Electronic Arts, Inc.+                                                                              11,185         1,031,593
Intuit, Inc.+                                                                                        5,360           258,566
Mercury Interactive Corp.+                                                                             400            18,164
Microsoft Corp.@                                                                                   135,060         3,753,317
Oracle Corp.+                                                                                       24,530           275,227
VERITAS Software Corp.+                                                                              2,000            62,800

COMPUTERS & BUSINESS EQUIPMENT -- 3.8%
Apple Computer, Inc.+                                                                               26,200           540,506
Dell, Inc.+                                                                                         28,340           946,273
EMC Corp.+                                                                                          26,500           334,695
International Business Machines Corp.                                                                8,110           716,356
Lexmark International, Inc., Class A+                                                                  600            37,806
Millipore Corp.+                                                                                       230            10,594
Pitney Bowes, Inc.                                                                                   1,100            42,152

ELECTRONICS -- 6.9%
Altera Corp.+                                                                                        1,790            33,831
Analog Devices, Inc.+                                                                                1,710            65,014
Applied Materials, Inc.+                                                                            22,275           404,069
Broadcom Corp., Class A+                                                                             1,390            37,002
Energizer Holdings, Inc.+                                                                           12,208           448,888
Intel Corp.                                                                                         57,610         1,584,851

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
KLA-Tencor Corp.+                                                                                   13,250   $       681,050
Linear Technology Corp.                                                                              1,470            52,641
Maxim Integrated Products, Inc.                                                                      1,520            60,040
NVIDIA Corp.+                                                                                          750            11,933
PMC-Sierra, Inc.+                                                                                      800            10,553
QLogic Corp.+                                                                                          440            20,684
Samsung Electronics Co., Ltd.                                                                        1,530           521,463
Texas Instruments, Inc.                                                                             32,740           746,472
Waters Corp.+                                                                                          580            15,909
Xilinx, Inc.+                                                                                        5,100           145,401

INTERNET CONTENT -- 2.3%
Amazon.com, Inc.+                                                                                    9,930           480,215
eBay, Inc.+                                                                                          9,575           512,358
Yahoo!, Inc.+                                                                                       17,695           626,049

TELECOMMUNICATIONS -- 6.0%
Avaya, Inc.+                                                                                         1,950            21,255
Cisco Systems, Inc.+                                                                                87,945         1,718,445
Cox Communications, Inc., Class A+                                                                   1,800            56,916
Crown Castle International Corp.+                                                                      800             7,528
EchoStar Communications Corp., Class A+                                                             24,115           922,881
Lucent Technologies, Inc.+                                                                          19,500            42,120
Nextel Communications, Inc., Class A+                                                               33,790           665,325
Nokia Oyj Sponsored ADR                                                                             17,000           265,200
Qwest Communications International, Inc.+                                                            7,940            26,996
Sprint Corp. (PCS Group)+                                                                            4,850            27,790
Valassis Communications, Inc.+                                                                       2,700            71,280
Vodafone Group, PLC Sponsored ADR                                                                   17,735           359,134
                                                                                                             ---------------
                                                                                                                  20,296,712
                                                                                                             ---------------

MATERIALS -- 1.4%

CHEMICALS -- 0.9%
Dow Chemical Co.                                                                                     4,300           139,922
du Pont (E.I.) de Nemours and Co.                                                                    9,879           395,259
Ecolab, Inc.                                                                                         1,220            30,805
Hercules, Inc.+                                                                                        520             5,892
International Flavors & Fragrances, Inc.                                                               440            14,555
Praxair, Inc.                                                                                          760            47,082
Sigma-Aldrich Corp.                                                                                    330            17,140

FOREST PRODUCTS -- 0.4%
International Paper Co.                                                                              4,100           159,982
Weyerhaeuser Co.                                                                                     1,800           105,210

METALS & MINERALS -- 0.1%
Ball Corp.                                                                                             270            14,580
Freeport-McMoRan Copper & Gold, Inc., Class B                                                          790            26,149

PLASTIC -- 0.0%
Sealed Air Corp.+                                                                                      400            18,892
                                                                                                             ---------------
                                                                                                                     975,468
                                                                                                             ---------------

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
UTILITIES -- 0.0%

ELECTRIC UTILITIES -- 0.0%
AES Corp.+                                                                                           2,900   $        21,519
                                                                                                             ---------------
TOTAL COMMON STOCK (cost $66,875,868)                                                                             65,803,510
                                                                                                             ---------------

EXCHANGE-TRADED FUNDS -- 3.1%

FINANCE -- 3.1%

FINANCIAL SERVICES -- 3.1%
iShares S&P 500/Barra Growth Index Fund                                                             22,400         1,140,160
SPDR Trust, Series 1                                                                                10,200         1,019,490
                                                                                                             ---------------
TOTAL EXCHANGE-TRADED FUNDS (cost $2,072,811)                                                                      2,159,650
                                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $68,948,679)                                                                    67,963,160
                                                                                                             ---------------

                                                                                              PRINCIPAL
SHORT-TERM SECURITIES -- 1.3%                                                                   AMOUNT
----------------------------------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 1.2%

Prudential Funding Corp. 1.07% due 10/1/03                                                 $       800,000           800,000

U.S. GOVERNMENT OBLIGATIONS -- 0.1%

United States Treasury Bills 0.92% due 12/18/03@                                                   100,000            99,804
                                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $899,801)                                                                          899,804
                                                                                                             ---------------

REPURCHASE AGREEMENTS -- 1.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.83%, dated 9/30/03, to be repurchased 10/01/03 in the amount of $600,014 and collateralized by $595,000 of United States Treasury Notes, bearing interest
  at 3.38%, due 4/30/04 and having an approximate value of $612,924                                600,000           600,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 9/30/03, to be repurchased 10/01/03 in the amount of $425,004 and collateralized by $300,000 of United States Treasury Bonds, bearing interest
  at 8.75%, due 5/15/17 and having an approximate value of $437,040@                               425,000           425,000
                                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $1,025,000)                                                                      1,025,000
                                                                                                             ---------------

TOTAL INVESTMENTS --
  (cost $70,873,480)(See Note 3)                                                   100.1%                         69,887,964
Liabilities in excess of other assets --                                            (0.1)                            (48,576)
                                                                                   -----                     ---------------
NET ASSETS --                                                                      100.0%                    $    69,839,388
                                                                                   =====                     ===============

----------
+    Non-income producing securities.
@ The security or a portion thereof represents collateral for open futures contracts.
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

NUMBER OF                                    EXPIRATION       VALUE AT              VALUE AS OF       UNREALIZED
CONTRACTS     DESCRIPTION                       DATE         TRADE DATE         SEPTEMBER 30, 2003   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
 4 Long       S&P Barra Growth Index       December 2003     $  521,830              $  507,300       $  (14,530)
                                                                                                      ==========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

        CONTRACT                             IN                       DELIVERY                   GROSS UNREALIZED
       TO DELIVER                       EXCHANGE FOR                    DATE                       APPRECIATION
-----------------------------------------------------------------------------------------------------------------
USD*             21,397            KWR        26,000,000              11/12/03                      $   1,132
                                                                                                    ---------

        CONTRACT                             IN                       DELIVERY                   GROSS UNREALIZED
       TO DELIVER                       EXCHANGE FOR                    DATE                       DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
KWR*             26,000,000        USD        21,274                  11/12/03                         (1,255)
                                                                                                    ---------

Net Unrealized Appreciation (Depreciation)                                                          $    (123)
                                                                                                    =========

----------
* Represents partially offsetting forward foreign currency contracts that, to the extent they offset, do not have additional market risk but have continued counterparty settlement risk.

KRW -- Korean Won
USD -- United States Dollar

See Notes to Financial Statements.

SEASONS SERIES TRUST
LARGE CAP COMPOSITE
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

COMMON STOCK -- 96.0%                                                                             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.8%

APPAREL & TEXTILES -- 0.9%
Cintas Corp.                                                                                           160   $         5,894
Coach, Inc.+                                                                                         2,000           109,200
Gap, Inc.                                                                                              840            14,381
Hermes International                                                                                   300            46,421
Industria de Diseno Textil SA (Inditex)                                                              2,400            51,455
Jones Apparel Group, Inc.                                                                              120             3,592
Liz Claiborne, Inc.                                                                                    100             3,405
Nike, Inc., Class B                                                                                    250            15,205
Reebok International, Ltd.                                                                              60             2,006
V.F. Corp.                                                                                             100             3,891

AUTOMOTIVE -- 1.0%
AutoNation, Inc.+                                                                                      260             4,560
AutoZone, Inc.+                                                                                         80             7,162
Cooper Tire & Rubber Co.                                                                                70             1,111
Cummins, Inc.                                                                                           40             1,777
Dana Corp.                                                                                             140             2,160
Delphi Corp.                                                                                           530             4,797
Ford Motor Co.                                                                                       9,720           104,685
General Motors Corp.                                                                                   530            21,693
Genuine Parts Co.                                                                                      160             5,117
Goodyear Tire & Rubber Co.                                                                             160             1,051
Harley-Davidson, Inc.                                                                                2,180           105,076
Navistar International Corp.+                                                                           60             2,237
PACCAR, Inc.                                                                                           110             8,216
Visteon Corp.                                                                                          120               792

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Black & Decker Corp.                                                                                    70             2,839
Centex Corp.                                                                                            60             4,673
KB HOME                                                                                                 40             2,386
Leggett & Platt, Inc.                                                                                  180             3,893
Maytag Corp.                                                                                            70             1,748
Pulte Homes, Inc.                                                                                       60             4,081
Sherwin-Williams Co.                                                                                   140             4,117
Whirlpool Corp.                                                                                         60             4,066

RETAIL -- 6.8%
Avery Dennison Corp.                                                                                   100             5,052
Avon Products, Inc.                                                                                    220            14,203
Bed Bath & Beyond, Inc.+                                                                               280            10,690
Best Buy Co., Inc.+                                                                                  1,800            85,536
Big Lots, Inc.+                                                                                        110             1,739
Circuit City Stores, Inc.                                                                              200             1,906
Costco Wholesale Corp.+                                                                                430            13,364
CVS Corp.                                                                                              370            11,492

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Dillard's, Inc., Class A                                                                                80   $         1,118
Dollar General Corp.                                                                                   310             6,200
Family Dollar Stores, Inc.                                                                             160             6,382
Federated Department Stores, Inc.                                                                      170             7,123
Home Depot, Inc.                                                                                     8,850           281,873
J.C. Penney Co., Inc.                                                                                  250             5,343
Kohl's Corp.+                                                                                        1,020            54,570
Limited Brands                                                                                         490             7,389
Lowe's Cos., Inc.                                                                                      730            37,887
Masco Corp.                                                                                          4,440           108,691
May Department Stores Co.                                                                              270             6,650
Nordstrom, Inc.                                                                                        130             3,225
Office Depot, Inc.+                                                                                    290             4,075
RadioShack Corp.                                                                                       160             4,546
Sears, Roebuck & Co.                                                                                   270            11,807
Staples, Inc.+                                                                                         460            10,925
SUPERVALU, Inc.                                                                                        130             3,102
Target Corp.                                                                                         7,850           295,396
Tiffany & Co.                                                                                        3,140           117,216
TJX Cos., Inc.                                                                                         480             9,322
Toys "R" Us, Inc.+                                                                                     200             2,406
W.W. Grainger, Inc.                                                                                     90             4,280
Wal-Mart de Mexico SA de CV                                                                          6,100            17,670
Wal-Mart de Mexico SA de CV ADR                                                                      1,500            43,425
Wal-Mart Stores, Inc.                                                                                9,790           546,772
Walgreen Co.                                                                                         3,260            99,886
                                                                                                             ---------------
                                                                                                                   2,394,948
                                                                                                             ---------------

CONSUMER STAPLES -- 6.0%

FOOD, BEVERAGE & TOBACCO -- 4.4%
Adolph Coors Co., Class B                                                                               30             1,613
Albertson's, Inc.                                                                                      340             6,994
Altria Group, Inc.                                                                                   5,500           240,900
Anheuser-Busch Cos., Inc.                                                                              770            37,992
Archer-Daniels-Midland Co.                                                                             600             7,866
Brown-Forman Corp., Class B                                                                             60             4,747
Campbell Soup Co.                                                                                      380            10,070
Coca-Cola Co.                                                                                        6,900           296,424
Coca-Cola Enterprises, Inc.                                                                            420             8,005
Compass Group, PLC                                                                                  12,000            69,216
ConAgra Foods, Inc.                                                                                    500            10,620
General Mills, Inc.                                                                                  1,650            77,665
H.J. Heinz Co.                                                                                         330            11,312
Hershey Foods Corp.                                                                                    120             8,722
Kellogg Co.                                                                                            380            12,673
Kroger Co.+                                                                                            700            12,509
McCormick & Co., Inc.                                                                                  130             3,565
Pepsi Bottling Group, Inc.                                                                             250             5,145
PepsiCo, Inc.                                                                                        4,120           188,820
R.J. Reynolds Tobacco Holdings, Inc.                                                                    80             3,163
Safeway, Inc.+                                                                                         410             9,405

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
Sara Lee Corp.                                                                                         730   $        13,403
Sysco Corp.                                                                                          2,910            95,186
Unilever, PLC                                                                                        6,000            51,264
UST, Inc.                                                                                              160             5,629
Winn-Dixie Stores, Inc.                                                                                130             1,254
Wm. Wrigley Jr. Co.                                                                                    210            11,613

HOUSEHOLD & PERSONAL PRODUCTS -- 1.6%
Alberto-Culver Co., Class B                                                                             60             3,529
American Greetings Corp., Class A+                                                                      60             1,166
Clorox Co.                                                                                             200             9,174
Colgate-Palmolive Co.                                                                                  500            27,945
Estee Lauder Cos., Inc., Class A                                                                     1,700            57,970
Fortune Brands, Inc.                                                                                   140             7,945
Gillette Co.                                                                                         2,160            69,077
Kimberly-Clark Corp.                                                                                   470            24,121
Newell Rubbermaid, Inc.                                                                                260             5,634
Procter & Gamble Co.                                                                                 2,310           214,414
Tupperware Corp.                                                                                        60               803
                                                                                                             ---------------
                                                                                                                   1,627,553
                                                                                                             ---------------

EDUCATION -- 0.4%

EDUCATION -- 0.4%
Apollo Group, Inc., Class A+                                                                         1,720           113,572
                                                                                                             ---------------

ENERGY -- 4.9%

ENERGY SERVICES -- 1.9%
Baker Hughes, Inc.                                                                                   4,710           139,369
BJ Services Co.+                                                                                     3,150           107,635
Halliburton Co.                                                                                        410             9,942
Nabors Industries, Ltd.+                                                                               140             5,216
Noble Corp.+                                                                                           130             4,419
Rowan Cos., Inc.+                                                                                       90             2,212
Schlumberger, Ltd.                                                                                   2,650           128,260
Sempra Energy                                                                                          200             5,872
Southern Co.                                                                                         3,180            93,238
Sunoco, Inc.                                                                                            70             2,815
TECO Energy, Inc.                                                                                      180             2,488
Transocean, Inc.+                                                                                      300             6,000
Unocal Corp.                                                                                           240             7,565
Williams Cos., Inc.                                                                                    490             4,616
Xcel Energy, Inc.                                                                                      370             5,724

ENERGY SOURCES -- 3.0%
Amerada Hess Corp.                                                                                      80             4,008
Anadarko Petroleum Corp.                                                                               230             9,605
Apache Corp.                                                                                           150            10,401
Burlington Resources, Inc.                                                                             190             9,158
ChevronTexaco Corp.                                                                                  2,200           157,190
ConocoPhillips                                                                                         640            35,040
Devon Energy Corp.                                                                                     220            10,602
EOG Resources, Inc.                                                                                    110             4,591

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Exxon Mobil Corp.                                                                                   14,612   $       534,799
Kerr-McGee Corp.                                                                                        90             4,018
Marathon Oil Corp.                                                                                     290             8,265
Occidental Petroleum Corp.                                                                             360            12,683
                                                                                                             ---------------
                                                                                                                   1,325,731
                                                                                                             ---------------

FINANCE -- 19.0%

BANKS -- 5.2%
AmSouth Bancorp                                                                                        330             7,003
Bank of America Corp.                                                                                4,100           319,964
Bank of New York Co., Inc.                                                                             720            20,959
Bank One Corp.                                                                                       1,060            40,969
BB&T Corp.                                                                                             510            18,314
Charter One Financial, Inc.                                                                            210             6,426
Comerica, Inc.                                                                                         160             7,456
Fifth Third Bancorp                                                                                    530            29,399
First Tennessee National Corp.                                                                         120             5,095
FleetBoston Financial Corp.                                                                            990            29,849
Golden West Financial Corp.                                                                            140            12,531
Huntington Bancshares, Inc.                                                                            210             4,156
J.P. Morgan Chase & Co.                                                                              4,910           168,560
KeyCorp                                                                                                390             9,972
Marshall & Ilsley Corp.                                                                                210             6,619
National City Corp.                                                                                    580            17,087
North Fork Bancorp., Inc.                                                                              140             4,865
Northern Trust Corp.                                                                                 2,410           102,280
PNC Financial Services Group, Inc.                                                                     260            12,371
Regions Financial Corp.                                                                                210             7,193
SouthTrust Corp.                                                                                       320             9,405
State Street Corp.                                                                                   3,310           148,950
SunTrust Banks, Inc.                                                                                   260            15,696
Synovus Financial Corp.                                                                                280             6,997
U.S. Bancorp                                                                                         6,200           148,738
Union Planters Corp.                                                                                   180             5,695
Wachovia Corp.                                                                                       1,250            51,488
Washington Mutual, Inc.                                                                                860            33,858
Wells Fargo & Co.                                                                                    3,270           168,405
Zions Bancorp                                                                                           80             4,468

FINANCIAL SERVICES -- 10.2%
American Express Co.                                                                                 2,710           122,113
Bear Stearns Cos., Inc.                                                                                 90             6,732
Capital One Financial Corp.                                                                          2,410           137,467
Charles Schwab Corp.                                                                                 4,870            58,002
CIT Group, Inc.                                                                                      3,000            86,280
Citigroup, Inc.                                                                                     19,612           892,542
Concord EFS, Inc.+                                                                                     460             6,288
Countrywide Credit Industries, Inc.                                                                    130            10,176
Credit Suisse Group                                                                                  1,600            51,220
Deluxe Corp.                                                                                            50             2,007
Equifax, Inc.                                                                                          130             2,895
Fannie Mae                                                                                           3,110           218,322

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

FINANCIAL SERVICES  (CONTINUED)
Federated Investors, Inc., Class B                                                                     100   $         2,770
Franklin Resources, Inc.                                                                               240            10,610
Freddie Mac                                                                                          1,750            91,613
Goldman Sachs Group, Inc.                                                                            1,440           120,816
H&R Block, Inc.                                                                                        170             7,336
Janus Capital Group, Inc.                                                                              220             3,073
Lehman Brothers Holdings, Inc.                                                                         230            15,888
MBNA Corp.                                                                                           1,200            27,360
Mellon Financial Corp.                                                                               7,300           220,022
Merrill Lynch & Co., Inc.                                                                            5,380           287,992
Moody's Corp.                                                                                          140             7,696
Morgan Stanley                                                                                       4,620           233,125
Providian Financial Corp.+                                                                             270             3,183
SLM Corp.                                                                                            4,120           160,515
T. Rowe Price Group, Inc.                                                                              120             4,951

INSURANCE -- 3.6%
ACE, Ltd.                                                                                            2,260            74,761
Aetna, Inc.                                                                                            140             8,544
AFLAC, Inc.                                                                                            480            15,504
Allstate Corp.                                                                                         660            24,110
Ambac Financial Group, Inc.                                                                            100             6,400
American International Group, Inc.#                                                                  2,440           140,788
Aon Corp.                                                                                              290             6,046
Berkshire Hathaway, Inc., Class B+                                                                      60           149,760
Chubb Corp.                                                                                            180            11,678
CIGNA Corp.                                                                                            130             5,805
Cincinnati Financial Corp.                                                                             150             5,994
Hartford Financial Services Group, Inc.                                                              2,060           108,418
Jefferson-Pilot Corp.                                                                                  130             5,769
John Hancock Financial Services, Inc.                                                                  270             9,126
Lincoln National Corp.                                                                                 170             6,015
Loews Corp.                                                                                            170             6,863
Marsh & McLennan Cos., Inc.                                                                          2,400           114,264
MBIA, Inc.                                                                                             140             7,696
MetLife, Inc.                                                                                          710            19,915
MGIC Investment Corp.                                                                                   90             4,686
Principal Financial Group, Inc.                                                                        300             9,297
Progressive Corp.                                                                                      200            13,822
Prudential Financial, Inc.                                                                             510            19,054
SAFECO Corp.                                                                                           130             4,584
St. Paul Cos., Inc.                                                                                    210             7,776
Torchmark Corp.                                                                                        110             4,470
Travelers Property Casualty Corp., Class A                                                           9,468           150,352
Travelers Property Casualty Corp., Class B                                                             940            14,927
UnumProvident Corp.                                                                                    280             4,136
XL Capital, Ltd., Class A                                                                              230            17,811
                                                                                                             ---------------
                                                                                                                   5,194,133
                                                                                                             ---------------

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE -- 13.6%

DRUGS -- 8.3%
Abbott Laboratories                                                                                  3,260   $       138,713
Allergan, Inc.                                                                                         120             9,448
Amgen, Inc.+                                                                                         4,910           317,039
Biogen, Inc.+                                                                                          140             5,352
Bristol-Myers Squibb Co.                                                                             5,320           136,511
Chiron Corp.+                                                                                        1,880            97,177
Eli Lilly & Co.                                                                                      1,250            74,250
Forest Laboratories, Inc.+                                                                           1,340            68,943
Genentech, Inc.+                                                                                       300            24,042
Genzyme Corp.+                                                                                       1,910            88,338
Gilead Sciences, Inc.+                                                                               1,200            67,116
King Pharmaceuticals, Inc.+                                                                            230             3,485
Merck & Co., Inc.                                                                                    4,200           212,604
Pfizer, Inc.                                                                                        23,872           725,231
Sanofi-Synthelabo SA                                                                                   700            42,576
Schering-Plough Corp.                                                                                1,380            21,031
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                                   1,400            80,010
Watson Pharmaceuticals, Inc.+                                                                          100             4,169
Wyeth                                                                                                2,950           135,995

HEALTH SERVICES -- 2.1%
Anthem, Inc.+                                                                                          130             9,273
Express Scripts, Inc., Class A+                                                                         80             4,892
HCA, Inc.                                                                                            1,770            65,242
Health Management Associates, Inc., Class A                                                            220             4,798
Humana, Inc.+                                                                                          150             2,708
IMS Health, Inc.                                                                                       220             4,642
Manor Care, Inc.                                                                                        80             2,400
Medco Health Solutions, Inc.+                                                                        1,650            42,785
Quest Diagnostics, Inc.+                                                                               100             6,064
Tenet Healthcare Corp.+                                                                                430             6,226
UnitedHealth Group, Inc.                                                                             6,460           325,067
WellPoint Health Networks, Inc.+                                                                     1,440           110,995

MEDICAL PRODUCTS -- 3.2%
AmerisourceBergen Corp.                                                                                110             5,946
Bausch & Lomb, Inc.                                                                                     50             2,208
Baxter International, Inc.                                                                           1,570            45,624
Becton Dickinson & Co.                                                                                 240             8,669
Biomet, Inc.                                                                                         1,740            58,481
Biovail Corp.+                                                                                       1,100            40,865
Boston Scientific Corp.+                                                                               790            50,402
C.R. Bard, Inc.                                                                                         50             3,550
Cardinal Health, Inc.                                                                                1,220            71,236
Guidant Corp.                                                                                          290            13,586
Johnson & Johnson                                                                                    8,080           400,122
McKesson Corp.                                                                                         270             8,988
MedImmune, Inc.+                                                                                     1,030            34,000
Medtronic, Inc.                                                                                      2,140           100,409
St. Jude Medical, Inc.+                                                                                160             8,603
Stryker Corp.                                                                                          190            14,309
Zimmer Holdings, Inc.+                                                                                 210            11,571
                                                                                                             ---------------
                                                                                                                   3,715,691
                                                                                                             ---------------

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL -- 10.4%

AEROSPACE & MILITARY TECHNOLOGY -- 1.0%
Boeing Co.                                                                                           2,290   $        78,616
General Dynamics Corp.                                                                                 190            14,831
Goodrich Corp.                                                                                         110             2,666
Lockheed Martin Corp.                                                                                  420            19,383
Northrop Grumman Corp.                                                                                 170            14,657
Raytheon Co.                                                                                           390            10,920
Rockwell Automation, Inc.                                                                              170             4,463
Rockwell Collins, Inc.                                                                                 170             4,293
Textron, Inc.                                                                                          130             5,128
United Technologies Corp.                                                                            1,440           111,283

BUSINESS SERVICES -- 3.1%
Accenture, Ltd., Class A+                                                                            3,500            78,190
Adecco SA                                                                                            1,100            54,383
Allied Waste Industries, Inc.+                                                                         200             2,160
Applera Corp.                                                                                          200             4,462
Cendant Corp.+                                                                                       5,850           109,337
Convergys Corp.+                                                                                       130             2,384
Eastman Kodak Co.                                                                                      270             5,654
First Data Corp.                                                                                     6,690           267,332
Fluor Corp.                                                                                             80             2,986
Ingersoll-Rand Co., Inc., Class A                                                                    1,560            83,366
Interpublic Group Cos., Inc.                                                                           370             5,224
Monsanto Co.                                                                                           250             5,985
Monster Worldwide, Inc.+                                                                               110             2,770
Pall Corp.                                                                                             120             2,693
Paychex, Inc.                                                                                        3,650           123,845
R.R. Donnelley & Sons Co.                                                                              110             2,736
Robert Half International, Inc.+                                                                       160             3,120
Securitas AB, Class B                                                                                1,300            15,771
SunGard Data Systems, Inc.+                                                                          2,170            57,093
Waste Management, Inc.                                                                                 550            14,394
Xerox Corp.+                                                                                           740             7,592

ELECTRICAL EQUIPMENT -- 0.2%
American Power Conversion Corp.                                                                        190             3,257
Crane Co.                                                                                               60             1,405
Eaton Corp.                                                                                             70             6,203
Emerson Electric Co.                                                                                   390            20,533
Jabil Circuit, Inc.+                                                                                   190             4,950
Johnson Controls, Inc.                                                                                  80             7,568
Power-One, Inc.+                                                                                        80               823

MACHINERY -- 0.7%
Caterpillar, Inc.                                                                                      320            22,029
Deere & Co.                                                                                          2,420           129,010
Dover Corp.                                                                                            190             6,720
Illinois Tool Works, Inc.                                                                              290            19,215
Parker-Hannifin Corp.                                                                                  110             4,917
Snap-On, Inc.                                                                                           60             1,659
Stanley Works                                                                                           80             2,362

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

MULTI-INDUSTRY -- 4.3%
3M Co.                                                                                                 740   $        51,112
American Standard Cos., Inc.+                                                                           70             5,898
Danaher Corp.                                                                                        1,340            98,972
General Electric Co.@                                                                               22,380           667,148
Honeywell International, Inc.                                                                        4,310           113,568
ITT Industries, Inc.                                                                                    90             5,386
Tyco International, Ltd.                                                                            11,970           244,547

TRANSPORTATION -- 1.1%
Burlington Northern Santa Fe Corp.                                                                     350            10,105
CSX Corp.                                                                                              200             5,850
FedEx Corp.                                                                                          1,480            95,356
Norfolk Southern Corp.                                                                                 370             6,845
Ryder System, Inc.                                                                                      60             1,759
Union Pacific Corp.                                                                                    240            13,961
United Parcel Service, Inc., Class B                                                                 2,750           175,450
                                                                                                             ---------------
                                                                                                                   2,844,325
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 8.7%

BROADCASTING & MEDIA -- 5.0%
AOL Time Warner, Inc.+                                                                              12,330           186,306
Clear Channel Communications, Inc.                                                                   6,480           248,184
Comcast Corp., Class A+                                                                              2,110            65,157
Comcast Corp., Sp. Class A+                                                                          4,600           135,884
Dow Jones & Co., Inc.                                                                                   80             3,788
E.W. Scripps Co., Class A                                                                              900            76,590
Gannett Co., Inc.                                                                                      250            19,390
Liberty Media Corp., Class A+                                                                        9,840            98,105
McGraw-Hill Cos., Inc.                                                                                 180            11,183
Meredith Corp.                                                                                          50             2,309
New York Times Co., Class A                                                                            140             6,084
Omnicom Group, Inc.                                                                                    980            70,413
Tribune Co.                                                                                            290            13,311
Univision Communications, Inc., Class A+                                                             3,600           114,948
Viacom, Inc., Class B                                                                                7,679           294,106

ENTERTAINMENT PRODUCTS -- 0.9%
Hasbro, Inc.                                                                                           160             2,989
International Game Technology                                                                        3,320            93,458
Knight-Ridder, Inc.                                                                                     80             5,336
Mattel, Inc.                                                                                           410             7,773
Walt Disney Co.                                                                                      6,910           139,375

LEISURE & TOURISM -- 2.8%
Applebee's International, Inc.                                                                       3,800           119,624
Brunswick Corp.                                                                                         90             2,311
Carnival Corp.                                                                                       6,490           213,456
Darden Restaurants, Inc.                                                                               150             2,850
Delta Air Lines, Inc.                                                                                  120             1,596
Harrah's Entertainment, Inc.                                                                           100             4,211
Hilton Hotels Corp.                                                                                  6,350           102,997
Marriott International, Inc., Class A                                                                  220             9,467
McDonald's Corp.                                                                                     1,190            28,012

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)

MULTI-INDUSTRY (CONTINUED)
MGM Mirage, Inc.+                                                                                    1,300   $        47,515
Sabre Holdings Corp.                                                                                   130             2,794
Southwest Airlines Co.                                                                               7,730           136,821
Starbucks Corp.+                                                                                     2,770            79,776
Starwood Hotels & Resorts Worldwide, Inc.                                                              190             6,612
Wendy's International, Inc.                                                                            110             3,553
Yum! Brands, Inc.+                                                                                     280             8,294
                                                                                                             ---------------
                                                                                                                   2,364,578
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 21.3%

COMMUNICATION EQUIPMENT -- 0.1%
Network Appliance, Inc.+                                                                               320             6,570
QUALCOMM, Inc.                                                                                         740            30,813
Symbol Technologies, Inc.                                                                              220             2,629

COMPUTER SERVICES -- 1.3%
Affiliated Computer Services, Inc., Class A+                                                         2,900           141,201
Autodesk, Inc.                                                                                         110             1,872
Automatic Data Processing, Inc.                                                                        560            20,076
Computer Associates International, Inc.                                                              4,040           105,485
Computer Sciences Corp.+                                                                               180             6,763
Electronic Data Systems Corp.                                                                          450             9,090
Sun Microsystems, Inc.+                                                                              3,020             9,996
Symantec Corp.+                                                                                        840            52,937
Unisys Corp.+                                                                                          310             4,194

COMPUTER SOFTWARE -- 5.5%
Adobe Systems, Inc.                                                                                  1,720            67,527
BMC Software, Inc.+                                                                                    210             2,925
Citrix Systems, Inc.+                                                                                  150             3,312
Compuware Corp.+                                                                                       360             1,930
Electronic Arts, Inc.+                                                                                 140            12,912
Fiserv, Inc.+                                                                                        3,280           118,834
Intuit, Inc.+                                                                                        2,090           100,822
Mercury Interactive Corp.+                                                                              80             3,633
Microsoft Corp.@                                                                                    32,920           914,847
Novell, Inc.+                                                                                          350             1,865
Oracle Corp.+                                                                                        4,900            54,978
Parametric Technology Corp.+                                                                           250               780
PeopleSoft, Inc.+                                                                                      340             6,185
Seagate Technology                                                                                   1,700            46,240
Siebel Systems, Inc.+                                                                                3,660            35,575
VERITAS Software Corp.+                                                                              4,400           138,160

COMPUTERS & BUSINESS EQUIPMENT -- 3.3%
Apple Computer, Inc.+                                                                                  340             7,014
Dell, Inc.+                                                                                         10,310           344,251
EMC Corp.+                                                                                           9,050           114,301
Gateway, Inc.+                                                                                         300             1,698
Hewlett-Packard Co.                                                                                  7,360           142,490
International Business Machines Corp.                                                                3,120           275,590
Lexmark International, Inc., Class A+                                                                  120             7,561
Millipore Corp.+                                                                                        50             2,303

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
NCR Corp.+                                                                                              90   $         2,852
Pitney Bowes, Inc.                                                                                     220             8,430

ELECTRONICS -- 4.1%
Advanced Micro Devices, Inc.+                                                                          330             3,666
Agilent Technologies, Inc.+                                                                            440             9,728
Altera Corp.+                                                                                          360             6,804
Analog Devices, Inc.+                                                                                1,840            69,957
Applied Materials, Inc.+                                                                            12,150           220,401
Applied Micro Circuits Corp.+                                                                          290             1,412
ASML Holding NV+                                                                                     1,700            22,284
Broadcom Corp., Class A+                                                                               280             7,454
Intel Corp.                                                                                         13,090           360,106
InterActiveCorp+                                                                                     2,800            92,540
KLA-Tencor Corp.+                                                                                      180             9,252
Koninklijke (Royal) Philips Electronics NV                                                           1,200            27,210
Linear Technology Corp.                                                                                290            10,385
LSI Logic Corp.+                                                                                       360             3,236
Maxim Integrated Products, Inc.                                                                      2,200            86,900
Micron Technology, Inc.+                                                                               570             7,649
Molex, Inc.                                                                                            180             5,146
National Semiconductor Corp.+                                                                          170             5,489
Novellus Systems, Inc.+                                                                                140             4,725
NVIDIA Corp.+                                                                                          150             2,387
PerkinElmer, Inc.                                                                                      120             1,837
PMC-Sierra, Inc.+                                                                                      160             2,111
QLogic Corp.+                                                                                           90             4,231
Samsung Electronics Co., Ltd.                                                                          100            34,083
Sanmina-SCI Corp.+                                                                                     480             4,656
Solectron Corp.+                                                                                       780             4,563
Tektronix, Inc.+                                                                                        80             1,980
Teradyne, Inc.+                                                                                        180             3,348
Texas Instruments, Inc.                                                                              3,320            75,696
Thermo Electron Corp.+                                                                                 150             3,255
Thomas & Betts Corp.+                                                                                   60               951
Waters Corp.+                                                                                          120             3,292
Xilinx, Inc.+                                                                                          320             9,123

INTERNET CONTENT -- 0.8%
eBay, Inc.+                                                                                          1,500            80,265
Yahoo!, Inc.+                                                                                        3,670           129,845

TELECOMMUNICATIONS -- 6.2%
ADC Telecommunications, Inc.+                                                                          750             1,747
Alltel Corp.                                                                                           290            13,439
Andrew Corp.+                                                                                          140             1,721
AT&T Corp.                                                                                             740            15,947
AT&T Wireless Services, Inc.+                                                                       16,540           135,297
Avaya, Inc.+                                                                                           390             4,251
BellSouth Corp.                                                                                      1,730            40,966
CenturyTel, Inc.                                                                                       140             4,745
CIENA Corp.+                                                                                           440             2,600
Cisco Systems, Inc.+                                                                                20,970           409,754

COMMON STOCK (CONTINUED)                                                                         SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Citizens Communications Co.+                                                                           270   $         3,027
Comverse Technology, Inc.+                                                                             180             2,693
Corning, Inc.+                                                                                       1,250            11,775
EchoStar Communications Corp., Class A+                                                              5,700           218,139
JDS Uniphase Corp.+                                                                                  1,340             4,824
Lucent Technologies, Inc.+                                                                           3,900             8,424
Motorola, Inc.                                                                                       2,180            26,095
Nextel Communications, Inc., Class A+                                                               15,770           310,511
NTT DoCoMo, Inc.                                                                                         9            22,053
Qwest Communications International, Inc.+                                                            1,590             5,406
SBC Communications, Inc.                                                                             3,110            69,197
Scientific-Atlanta, Inc.                                                                               140             4,361
Sprint Corp. (FON Group)                                                                               850            12,835
Sprint Corp. (PCS Group)+                                                                              970             5,558
Tellabs, Inc.+                                                                                         390             2,648
Verizon Communications, Inc.                                                                         2,580            83,695
Vodafone Group, PLC                                                                                 71,189           142,001
Vodafone Group, PLC Sponsored ADR                                                                    6,500           131,625
                                                                                                             ---------------
                                                                                                                   5,819,942
                                                                                                             ---------------

MATERIALS -- 2.0%

CHEMICALS -- 0.5%
Air Products & Chemicals, Inc.                                                                         210             9,471
Ashland, Inc.                                                                                           60             1,971
Dow Chemical Co.                                                                                       860            27,984
du Pont (E.I.) de Nemours and Co.                                                                      930            37,209
Eastman Chemical Co.                                                                                    70             2,345
Ecolab, Inc.                                                                                           240             6,060
Engelhard Corp.                                                                                        120             3,320
Great Lakes Chemical Corp.                                                                              50             1,006
Hercules, Inc.+                                                                                        100             1,133
International Flavors & Fragrances, Inc.                                                                90             2,977
PPG Industries, Inc.                                                                                   160             8,355
Praxair, Inc.                                                                                          150             9,293
Rohm and Haas Co.                                                                                      210             7,025
Sigma-Aldrich Corp.                                                                                     70             3,636

FOREST PRODUCTS -- 0.5%
Bemis Co.                                                                                               50             2,215
Boise Cascade Corp.                                                                                     60             1,656
Georgia-Pacific Corp.                                                                                  240             5,818
International Paper Co.                                                                                450            17,559
Louisiana-Pacific Corp.+                                                                               100             1,378
MeadWestvaco Corp.                                                                                   3,690            94,095
Pactiv Corp.+                                                                                          150             3,042
Plum Creek Timber Co., Inc.                                                                            170             4,325
Temple-Inland, Inc.                                                                                     50             2,427
Weyerhaeuser Co.                                                                                       210            12,274

METALS & MINERALS -- 1.0%
Alcoa, Inc.                                                                                          3,790            99,146
Allegheny Technologies, Inc.                                                                            80               524

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)

METALS & MINERALS (CONTINUED)
Ball Corp.                                                                                              50   $         2,700
Cooper Industries, Ltd., Class A                                                                        90             4,323
Freeport-McMoRan Copper & Gold, Inc., Class B                                                        2,660            88,046
Newmont Mining Corp.                                                                                   380            14,854
Nucor Corp.                                                                                          1,270            58,268
Phelps Dodge Corp.+                                                                                     80             3,744
United States Steel Corp.                                                                              100             1,838
Vulcan Materials Co.                                                                                   100             3,991
Worthington Industries, Inc.                                                                            80             1,005

PLASTIC -- 0.0%
Sealed Air Corp.+                                                                                       80             3,778
                                                                                                             ---------------
                                                                                                                     548,791
                                                                                                             ---------------

REAL ESTATE -- 0.1%

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Apartment Investment & Management Co., Class A                                                          90             3,542
Equity Office Properties Trust                                                                         370            10,186
Equity Residential                                                                                     260             7,613
ProLogis                                                                                               170             5,143
Simon Property Group, Inc.                                                                             180             7,844
                                                                                                             ---------------
                                                                                                                      34,328
                                                                                                             ---------------

UTILITIES -- 0.8%

ELECTRIC UTILITIES -- 0.7%
AES Corp.+                                                                                             580             4,304
Allegheny Energy, Inc.+                                                                                120             1,097
Ameren Corp.                                                                                           150             6,437
American Electric Power Co., Inc.                                                                      370            11,100
Calpine Corp.+                                                                                         360             1,760
Centerpoint Energy, Inc.                                                                               290             2,659
Cinergy Corp.                                                                                          170             6,239
CMS Energy Corp.                                                                                       140             1,032
Consolidated Edison, Inc.                                                                              210             8,560
Constellation Energy Group, Inc.                                                                       160             5,725
Dominion Resources, Inc.                                                                               300            18,570
DTE Energy Co.                                                                                         160             5,902
Duke Energy Corp.                                                                                      850            15,138
Edison International+                                                                                  310             5,921
Entergy Corp.                                                                                          210            11,371
Exelon Corp.                                                                                           310            19,685
FirstEnergy Corp.                                                                                      310             9,889
FPL Group, Inc.                                                                                        170            10,744
NiSource, Inc.                                                                                         250             4,995
PG&E Corp.+                                                                                            390             9,321
Pinnacle West Capital Corp.                                                                             90             3,195
PPL Corp.                                                                                              170             6,962
Progress Energy, Inc.                                                                                  230            10,226
Public Service Enterprise Group, Inc.                                                                  210             8,820
TXU Corp.                                                                                              300             7,068

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES -- 0.1%
Dynegy, Inc., Class A                                                                                  350   $         1,260
El Paso Corp.                                                                                          560             4,088
KeySpan Corp.                                                                                          150             5,262
Kinder Morgan, Inc.                                                                                    120             6,481
Nicor, Inc.                                                                                             40             1,406
Peoples Energy Corp.                                                                                    30             1,241
                                                                                                             ---------------
                                                                                                                     216,458
                                                                                                             ---------------
TOTAL COMMON STOCK (cost $26,621,378)                                                                             26,200,050
                                                                                                             ---------------

EXCHANGE-TRADED FUNDS -- 0.9%

FINANCE -- 0.9%

FINANCIAL SERVICES -- 0.9%
SPDR Trust, Series 1 (cost $236,977)                                                                 2,300           229,885
                                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $26,858,355)                                                                    26,429,935
                                                                                                             ---------------

                                                                                              PRINCIPAL
SHORT-TERM SECURITIES -- 1.5%                                                                   AMOUNT
----------------------------------------------------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 1.2%

T. Rowe Price Reserve Investment Fund 1.10%                                                $       321,372           321,372
                                                                                                             ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.3%

United States Treasury Bills 0.92% due 12/18/03@                                                   100,000            99,804
                                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $421,173)                                                                          421,176
                                                                                                             ---------------

REPURCHASE AGREEMENTS -- 1.5%

State Street Bank & Trust Co. Joint Repurchase Agreement Account (Note 2)                          244,000           244,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated  9/30/03, to be repurchased 10/01/03 in the amount of $156,002 and collateralized by $110,000 of United States Treasury Bonds, bearing interest
  at 8.75%, due 5/15/17 and having an approximate value of $160,248@                               156,000           156,000
                                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $400,000)                                                                          400,000
                                                                                                             ---------------

TOTAL INVESTMENTS --
   (cost $27,679,528)(See Note 3)                                                  99.9%                          27,251,111
Other assets less liabilities --                                                    0.1                               39,019
                                                                                  -----                      ---------------
NET ASSETS --                                                                     100.0%                     $    27,290,130
                                                                                  =====                      ===============

----------
+   Non-income producing securities.
@ The security or a portion thereof represents collateral for open futures contracts.
#   Security represents an investment in an affiliated company.
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                                                               UNREALIZED
NUMBER OF                                    EXPIRATION              VALUE AT            VALUE AS OF          APPRECIATION/
CONTRACTS      DESCRIPTION                      DATE                TRADE DATE        SEPTEMBER 30, 2003     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
 1 Long        S&P 500 Index                December 2003            $ 253,583             $ 248,525            $ (5,058)
                                                                                                                ========

See Notes to Financial Statements.

SEASONS SERIES TRUST
LARGE CAP VALUE
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

COMMON STOCK -- 95.4%                                                                             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.1%

APPAREL & TEXTILES -- 0.4%
Jones Apparel Group, Inc.                                                                              670   $        20,053
Liz Claiborne, Inc.                                                                                    580            19,749
Nike, Inc., Class B                                                                                  4,500           273,690
Reebok International, Ltd.                                                                             310            10,363
V.F. Corp.                                                                                             570            22,179

AUTOMOTIVE -- 1.8%
AutoNation, Inc.+                                                                                   16,560           290,462
Cooper Tire & Rubber Co.                                                                               390             6,189
Cummins, Inc.                                                                                          220             9,775
Dana Corp.                                                                                             790            12,190
Delphi Corp.                                                                                         2,970            26,879
Ford Motor Co.                                                                                      18,890           203,445
General Motors Corp.                                                                                16,370           670,024
Genuine Parts Co.                                                                                    6,720           214,906
Goodyear Tire & Rubber Co.                                                                             930             6,110
PACCAR, Inc.                                                                                           620            46,308
Visteon Corp.                                                                                          690             4,554

HOUSING & HOUSEHOLD DURABLES -- 0.3%
Black & Decker Corp.                                                                                 2,600           105,430
Centex Corp.                                                                                           330            25,700
KB HOME                                                                                                250            14,915
Leggett & Platt, Inc.                                                                                1,020            22,063
Pulte Homes, Inc.                                                                                      330            22,443
Sherwin-Williams Co.                                                                                   770            22,646

RETAIL -- 2.6%
Big Lots, Inc.+                                                                                        620             9,802
Circuit City Stores, Inc.                                                                            1,110            10,578
Costco Wholesale Corp.+                                                                              2,420            75,214
CVS Corp.                                                                                           14,990           465,589
Dillard's, Inc., Class A                                                                               440             6,151
Dollar General Corp.                                                                                15,200           304,000
Federated Department Stores, Inc.                                                                      980            41,062
Home Depot, Inc.                                                                                    10,600           337,610
J.C. Penney Co., Inc.                                                                                3,740            79,924
Limited Brands                                                                                       2,760            41,621
Masco Corp.                                                                                          2,490            60,955
May Department Stores Co.                                                                            8,530           210,094
Nordstrom, Inc.                                                                                        720            17,863
Office Depot, Inc.+                                                                                  1,640            23,042
Sears, Roebuck & Co.                                                                                 1,500            65,595
Staples, Inc.+                                                                                       2,590            61,512
SUPERVALU, Inc.                                                                                        710            16,941
Target Corp.                                                                                         4,820           181,377

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Toys "R" Us, Inc.+                                                                                  13,830   $       166,375
W.W. Grainger, Inc.                                                                                    480            22,824
                                                                                                             ---------------
                                                                                                                   4,248,202
                                                                                                             ---------------

CONSUMER STAPLES -- 5.4%

FOOD, BEVERAGE & TOBACCO -- 3.4%
Adolph Coors Co., Class B                                                                              190            10,214
Albertson's, Inc.                                                                                    1,940            39,906
Altria Group, Inc.                                                                                   8,500           372,300
Archer-Daniels-Midland Co.                                                                           3,410            44,705
Brown-Forman Corp., Class B                                                                          2,300           181,976
Campbell Soup Co.                                                                                   11,000           291,500
Coca-Cola Enterprises, Inc.                                                                          2,390            45,553
ConAgra Foods, Inc.                                                                                  2,840            60,322
General Mills, Inc.                                                                                  4,200           197,694
Kellogg Co.                                                                                          8,200           273,470
Kroger Co.+                                                                                          3,980            71,123
McCormick & Co., Inc.                                                                                2,600            71,292
Pepsi Bottling Group, Inc.                                                                           1,420            29,224
PepsiCo, Inc.                                                                                        6,000           274,980
R.J. Reynolds Tobacco Holdings, Inc.                                                                   450            17,793
Safeway, Inc.+                                                                                       2,340            53,680
Unilever NV                                                                                          5,100           300,097
Universal Corp.                                                                                      5,700           240,141
UST, Inc.                                                                                            6,300           221,634
Winn-Dixie Stores, Inc.                                                                                750             7,237

HOUSEHOLD & PERSONAL PRODUCTS -- 2.0%
Alberto-Culver Co., Class B                                                                            310            18,234
American Greetings Corp., Class A+                                                                     350             6,801
Clorox Co.                                                                                           3,900           178,893
Fortune Brands, Inc.                                                                                 5,400           306,450
Gillette Co.                                                                                         6,100           195,078
Kimberly-Clark Corp.                                                                                13,500           692,820
Newell Rubbermaid, Inc.                                                                             13,150           284,960
                                                                                                             ---------------
                                                                                                                   4,488,077
                                                                                                             ---------------

ENERGY -- 9.7%

ENERGY SERVICES -- 2.4%
Baker Hughes, Inc.                                                                                   4,370           129,308
Halliburton Co.                                                                                      2,320            56,260
Nabors Industries, Ltd.+                                                                               780            29,063
Noble Corp.+                                                                                           710            24,133
Rowan Cos., Inc.+                                                                                      500            12,290
Royal Dutch Petroleum Co.                                                                            7,900           349,180
SCANA Corp.                                                                                          5,900           202,075
Schlumberger, Ltd.                                                                                   3,600           174,240
Sempra Energy                                                                                        1,100            32,296
Shell Transport & Trading Co., PLC ADR                                                              13,100           494,656
Southern Co.                                                                                         3,860           113,175
Sunoco, Inc.                                                                                           410            16,490

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)
TECO Energy, Inc.                                                                                    3,390   $        46,850
Transocean, Inc.+                                                                                    1,690            33,800
Unocal Corp.                                                                                         7,575           238,764
Williams Cos., Inc.                                                                                  2,740            25,811
Xcel Energy, Inc.                                                                                    2,110            32,642

ENERGY SOURCES -- 7.3%
Amerada Hess Corp.                                                                                   7,280           364,728
Anadarko Petroleum Corp.                                                                             1,320            55,123
Apache Corp.                                                                                           860            59,632
BP Amoco, PLC ADR                                                                                    7,404           311,709
Burlington Resources, Inc.                                                                           1,060            51,092
ChevronTexaco Corp.                                                                                 18,144         1,296,389
ConocoPhillips                                                                                       3,600           197,100
Devon Energy Corp.                                                                                   1,230            59,274
EOG Resources, Inc.                                                                                    610            25,461
Exxon Mobil Corp.                                                                                   84,932         3,108,511
GlobalSantaFe Corp.                                                                                 11,800           282,610
Kerr-McGee Corp.                                                                                       530            23,659
Marathon Oil Corp.                                                                                   6,440           183,540
Occidental Petroleum Corp.                                                                           2,030            71,517
                                                                                                             ---------------
                                                                                                                   8,101,378
                                                                                                             ---------------

FINANCE -- 25.5%

BANKS -- 10.6%
AmSouth Bancorp                                                                                      1,860            39,469
Bank of America Corp.                                                                               18,510         1,444,520
Bank of New York Co., Inc.                                                                           4,080           118,769
Bank One Corp.                                                                                      22,780           880,447
BB&T Corp.                                                                                           2,860           102,703
Charter One Financial, Inc.                                                                          1,190            36,414
Comerica, Inc.                                                                                         930            43,338
First Tennessee National Corp.                                                                         670            28,448
FleetBoston Financial Corp.                                                                         17,180           517,977
Golden West Financial Corp.                                                                            810            72,503
Huntington Bancshares, Inc.                                                                          1,210            23,946
J.P. Morgan Chase & Co.                                                                             18,980           651,583
KeyCorp                                                                                              2,230            57,021
Marshall & Ilsley Corp.                                                                              1,200            37,824
Mercantile Bankshares Corp.                                                                          5,000           200,000
National City Corp.                                                                                 26,350           776,271
North Fork Bancorp., Inc.                                                                              810            28,148
Northern Trust Corp.                                                                                 4,970           210,927
PNC Financial Services Group, Inc.                                                                   5,180           246,464
Regions Financial Corp.                                                                              1,180            40,415
SouthTrust Corp.                                                                                     1,790            52,608
State Street Corp.                                                                                   1,760            79,200
SunTrust Banks, Inc.                                                                                 1,490            89,951
Synovus Financial Corp.                                                                              1,600            39,984
U.S. Bancorp                                                                                        10,190           244,458
Union Planters Corp.                                                                                 1,040            32,906
Wachovia Corp.                                                                                       7,050           290,390

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

BANKS (CONTINUED)
Washington Mutual, Inc.                                                                             25,340   $       997,636
Wells Fargo & Co.                                                                                   25,990         1,338,485
Wilmington Trust Corp.                                                                               2,400            73,824
Zions Bancorp                                                                                          480            26,808

FINANCIAL SERVICES -- 8.30%
American Express Co.                                                                                 7,900           355,974
Bear Stearns Cos., Inc.                                                                                530            39,644
Capital One Financial Corp.                                                                          1,200            68,448
Charles Schwab Corp.                                                                                 7,170            85,395
Citigroup, Inc.                                                                                     63,266         2,879,236
Countrywide Credit Industries, Inc.                                                                    720            56,362
Dun & Bradstreet Corp.+                                                                              2,950           122,543
Fannie Mae                                                                                          13,200           926,640
Franklin Resources, Inc.                                                                             1,330            58,799
Freddie Mac                                                                                          3,680           192,648
Goldman Sachs Group, Inc.                                                                            4,910           411,949
Janus Capital Group, Inc.                                                                            1,270            17,742
Lehman Brothers Holdings, Inc.                                                                       1,280            88,422
MBNA Corp.                                                                                           6,760           154,128
Mellon Financial Corp.                                                                              12,280           370,119
Merrill Lynch & Co., Inc.                                                                            4,950           264,973
Morgan Stanley                                                                                      16,060           810,388
Providian Financial Corp.+                                                                           1,540            18,157

INSURANCE -- 6.6%
ACE, Ltd.                                                                                           11,170           369,504
Aetna, Inc.                                                                                            810            49,434
AFLAC, Inc.                                                                                          2,720            87,856
Allstate Corp.                                                                                       3,720           135,892
Ambac Financial Group, Inc.                                                                            570            36,480
American International Group, Inc.#@                                                                15,489           893,715
Aon Corp.                                                                                            1,660            34,611
Chubb Corp.                                                                                          8,390           544,343
CIGNA Corp.                                                                                          9,740           434,891
Cincinnati Financial Corp.                                                                             850            33,966
Hartford Financial Services Group, Inc.                                                              9,390           494,196
Jefferson-Pilot Corp.                                                                                  750            33,285
John Hancock Financial Services, Inc.                                                                5,624           190,091
Lincoln National Corp.                                                                               7,616           269,454
Loews Corp.                                                                                            980            39,563
Marsh & McLennan Cos., Inc.                                                                          5,500           261,855
MBIA, Inc.                                                                                             770            42,327
MetLife, Inc.                                                                                        4,020           112,761
MGIC Investment Corp.                                                                                  520            27,076
Principal Financial Group, Inc.                                                                      1,710            52,993
Prudential Financial, Inc.                                                                           5,590           208,842
SAFECO Corp.                                                                                         9,230           325,450
St. Paul Cos., Inc.                                                                                  7,010           259,580
Torchmark Corp.                                                                                        600            24,384
Travelers Property Casualty Corp., Class B                                                          12,730           202,152
UnumProvident Corp.                                                                                 17,270           255,078
XL Capital, Ltd., Class A                                                                              720            55,757
                                                                                                             ---------------
                                                                                                                  21,220,540
                                                                                                             ---------------

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE -- 5.9%

DRUGS -- 3.3%
Abbott Laboratories                                                                                  6,000   $       255,300
Bristol-Myers Squibb Co.                                                                            19,400           497,804
King Pharmaceuticals, Inc.+                                                                          1,280            19,392
Merck & Co., Inc.                                                                                   11,800           597,316
Pfizer, Inc.                                                                                        20,965           636,917
Schering-Plough Corp.                                                                               23,570           359,207
Watson Pharmaceuticals, Inc.+                                                                          570            23,763
Wyeth                                                                                                8,400           387,240

HEALTH SERVICES -- 0.5%
Anthem, Inc.+                                                                                          730            52,071
HCA, Inc.                                                                                            2,640            97,311
Health Management Associates, Inc., Class A                                                          1,270            27,699
Humana, Inc.+                                                                                          860            15,523
Manor Care, Inc.                                                                                       470            14,100
Medco Health Solutions, Inc.+                                                                        1,430            37,080
Quest Diagnostics, Inc.+                                                                               560            33,958
Tenet Healthcare Corp.+                                                                              2,450            35,476
WellPoint Health Networks, Inc.+                                                                       780            60,122

MEDICAL PRODUCTS -- 2.1%
AmerisourceBergen Corp.                                                                                590            31,889
Bausch & Lomb, Inc.                                                                                    280            12,362
Baxter International, Inc.                                                                          28,800           836,928
Beckman Coulter, Inc.                                                                                4,500           204,930
Becton Dickinson & Co.                                                                               3,600           130,032
C.R. Bard, Inc.                                                                                      2,600           184,600
Cardinal Health, Inc.                                                                                2,360           137,800
Johnson & Johnson                                                                                    3,100           153,512
McKesson Corp.                                                                                       1,540            51,267
                                                                                                             ---------------
                                                                                                                   4,893,599
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 9.6%

AEROSPACE & MILITARY TECHNOLOGY -- 1.8%
Boeing Co.                                                                                           9,050           310,686
General Dynamics Corp.                                                                               1,040            81,182
Goodrich Corp.                                                                                         620            15,029
Lockheed Martin Corp.                                                                                4,890           225,674
Northrop Grumman Corp.                                                                                 970            83,633
Raytheon Co.                                                                                         6,490           181,720
Rockwell Automation, Inc.                                                                           11,680           306,600
Rockwell Collins, Inc.                                                                              10,400           262,600
Textron, Inc.                                                                                          720            28,404

BUSINESS SERVICES -- 1.6%
Allied Waste Industries, Inc.+                                                                       1,110            11,988
Applera Corp.                                                                                        1,110            24,764
Cendant Corp.+                                                                                       5,360           100,179
Convergys Corp.+                                                                                       760            13,938
Eastman Kodak Co.                                                                                   15,120           316,613
Fluor Corp.                                                                                            430            16,052
Ingersoll-Rand Co., Inc., Class A                                                                      910            48,630
Interpublic Group Cos., Inc.                                                                         2,070            29,228

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Monsanto Co.                                                                                         1,390   $        33,277
Pall Corp.                                                                                          12,260           275,115
R.R. Donnelley & Sons Co.                                                                            2,500            62,175
SunGard Data Systems, Inc.+                                                                          1,510            39,728
Waste Management, Inc.                                                                              14,430           377,633

ELECTRICAL EQUIPMENT -- 1.0%
American Power Conversion Corp.                                                                      1,040            17,826
Crane Co.                                                                                              310             7,257
Eaton Corp.                                                                                          2,100           186,102
Emerson Electric Co.                                                                                 7,700           405,405
Hubbell, Inc., Class B                                                                               4,500           164,205
Jabil Circuit, Inc.+                                                                                 1,050            27,352
Johnson Controls, Inc.                                                                                 470            44,462
Power-One, Inc.+                                                                                       440             4,528

MACHINERY -- 1.4%
Caterpillar, Inc.                                                                                    8,330           573,437
Deere & Co.                                                                                          1,270            67,704
Dover Corp.                                                                                          1,070            37,846
Illinois Tool Works, Inc.                                                                            5,530           366,418
Parker-Hannifin Corp.                                                                                  630            28,161
Snap-On, Inc.                                                                                          310             8,571
Stanley Works                                                                                        3,850           113,652

MULTI-INDUSTRY -- 2.5%
Danaher Corp.                                                                                          810            59,827
General Electric Co.                                                                                17,300           515,713
Honeywell International, Inc.                                                                       22,350           588,922
Tyco International, Ltd.                                                                            42,770           873,791

TRANSPORTATION -- 1.3%
Burlington Northern Santa Fe Corp.                                                                   1,970            56,874
CSX Corp.                                                                                            6,930           202,703
FedEx Corp.                                                                                          1,580           101,799
Norfolk Southern Corp.                                                                              12,370           228,845
Ryder System, Inc.                                                                                     340             9,969
Union Pacific Corp.                                                                                  7,550           439,183
                                                                                                             ---------------
                                                                                                                   7,975,400
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 9.5%

BROADCASTING & MEDIA -- 5.8%
AOL Time Warner, Inc.+                                                                             124,580         1,882,404
Clear Channel Communications, Inc.                                                                   3,250           124,475
Comcast Corp., Class A+                                                                             21,272           656,879
Comcast Corp., Sp. Class A+                                                                         27,600           815,304
Dow Jones & Co., Inc.                                                                                7,700           364,595
Gannett Co., Inc.                                                                                    2,030           157,447
New York Times Co., Class A                                                                          7,300           317,258
Reader's Digest Assoc., Inc., Class A                                                                5,900            82,541
Tribune Co.                                                                                          1,660            76,194
Viacom, Inc., Class B                                                                                9,290           355,807

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)

ENTERTAINMENT PRODUCTS -- 1.3%
Hasbro, Inc.                                                                                        12,820   $       239,478
Knight-Ridder, Inc.                                                                                  4,300           286,810
Walt Disney Co.                                                                                     28,620           577,265

LEISURE & TOURISM -- 2.4%
Brunswick Corp.                                                                                        480            12,326
Carnival Corp.                                                                                       3,330           109,524
Darden Restaurants, Inc.                                                                               870            16,530
Delta Air Lines, Inc.                                                                                  650             8,645
Harrah's Entertainment, Inc.                                                                           580            24,424
Hilton Hotels Corp.                                                                                 16,400           266,008
Marriott International, Inc., Class A                                                                1,230            52,927
McDonald's Corp.                                                                                    33,030           777,526
Sabre Holdings Corp.                                                                                   760            16,332
Southwest Airlines Co.                                                                              18,540           328,158
Starwood Hotels & Resorts Worldwide, Inc.                                                            9,570           333,036
Wendy's International, Inc.                                                                            600            19,380
                                                                                                             ---------------
                                                                                                                   7,901,273
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 13.5%

COMMUNICATION EQUIPMENT -- 0.0%
Symbol Technologies, Inc.                                                                            1,220            14,579

COMPUTER SERVICES -- 0.3%
Autodesk, Inc.                                                                                         590            10,042
Computer Associates International, Inc.                                                              3,060            79,897
Computer Sciences Corp.+                                                                               990            37,194
Electronic Data Systems Corp.                                                                        2,540            51,308
Sun Microsystems, Inc.+                                                                             17,090            56,568

COMPUTER SOFTWARE -- 0.5%
BMC Software, Inc.+                                                                                  1,210            16,855
Compuware Corp.+                                                                                     2,030            10,881
Fiserv, Inc.+                                                                                        1,020            36,955
Microsoft Corp.                                                                                      9,900           275,121
Novell, Inc.+                                                                                        1,970            10,500
Parametric Technology Corp.+                                                                         1,410             4,399
PeopleSoft, Inc.+                                                                                    1,930            35,107
Siebel Systems, Inc.+                                                                                2,610            25,369

COMPUTERS & BUSINESS EQUIPMENT -- 2.3%
Apple Computer, Inc.+                                                                                1,920            39,610
EMC Corp.+                                                                                          11,610           146,634
Gateway, Inc.+                                                                                       1,720             9,735
Hewlett-Packard Co.                                                                                 71,803         1,390,106
International Business Machines Corp.                                                                3,100           273,823
NCR Corp.+                                                                                             500            15,845

ELECTRONICS -- 3.1%
Advanced Micro Devices, Inc.+                                                                        1,840            20,442
Agere Systems, Inc., Class A+                                                                       14,625            44,899
Agere Systems, Inc., Class B+                                                                        5,529            15,979
Agilent Technologies, Inc.+                                                                          2,490            55,054
Applied Materials, Inc.+                                                                            42,570           772,220

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Applied Micro Circuits Corp.+                                                                        1,610   $         7,841
LSI Logic Corp.+                                                                                     2,000            17,980
Micron Technology, Inc.+                                                                             3,230            43,347
Molex, Inc.                                                                                          1,010            28,876
National Semiconductor Corp.+                                                                          970            31,321
Novellus Systems, Inc.+                                                                                800            27,000
PerkinElmer, Inc.                                                                                      670            10,258
Sanmina-SCI Corp.+                                                                                   2,700            26,190
Solectron Corp.+                                                                                     4,390            25,681
Tektronix, Inc.+                                                                                       450            11,137
Teradyne, Inc.+                                                                                     33,100           615,660
Texas Instruments, Inc.                                                                             36,860           840,408
Thermo Electron Corp.+                                                                                 860            18,662
Thomas & Betts Corp.+                                                                                  310             4,913

TELECOMMUNICATIONS -- 7.3%
ADC Telecommunications, Inc.+                                                                        4,260             9,926
Alltel Corp.                                                                                         7,150           331,331
Andrew Corp.+                                                                                          810             9,955
AT&T Corp.                                                                                          23,920           515,476
AT&T Wireless Services, Inc.+                                                                       51,837           424,027
BellSouth Corp.                                                                                     26,380           624,678
CenturyTel, Inc.                                                                                       760            25,756
CIENA Corp.+                                                                                         2,490            14,716
Cisco Systems, Inc.+                                                                                 2,400            46,896
Citizens Communications Co.+                                                                         1,510            16,927
Comverse Technology, Inc.+                                                                           1,000            14,960
Corning, Inc.+                                                                                       7,040            66,317
JDS Uniphase Corp.+                                                                                  7,570            27,252
Lucent Technologies, Inc.+                                                                          26,100            56,376
Motorola, Inc.                                                                                      31,720           379,688
Nokia Oyj Sponsored ADR                                                                             38,700           603,720
Qwest Communications International, Inc.+                                                           50,500           171,700
SBC Communications, Inc.                                                                            59,790         1,330,328
Scientific-Atlanta, Inc.                                                                               790            24,609
Sprint Corp. (FON Group)                                                                            19,280           291,128
Tellabs, Inc.+                                                                                       2,190            14,870
Verizon Communications, Inc.                                                                        31,632         1,026,142
                                                                                                             ---------------
                                                                                                                  11,185,174
                                                                                                             ---------------

MATERIALS -- 6.3%

CHEMICALS -- 2.5%
Air Products & Chemicals, Inc.                                                                       1,200            54,120
Ashland, Inc.                                                                                       14,660           481,581
Dow Chemical Co.                                                                                     8,800           286,352
du Pont (E.I.) de Nemours and Co.                                                                   17,900           716,179
Eastman Chemical Co.                                                                                   410            13,735
Engelhard Corp.                                                                                        660            18,262
Great Lakes Chemical Corp.                                                                           6,770           136,145
Hercules, Inc.+                                                                                     11,200           126,896
International Flavors & Fragrances, Inc.                                                             5,400           178,632
PPG Industries, Inc.                                                                                   900            46,998

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)

CHEMICALS (CONTINUED)
Rohm and Haas Co.                                                                                    1,180   $        39,471

FOREST PRODUCTS -- 2.0%
Bemis Co.                                                                                              280            12,404
Boise Cascade Corp.                                                                                    310             8,556
Georgia-Pacific Corp.                                                                                1,340            32,482
International Paper Co.                                                                             12,528           488,843
Louisiana-Pacific Corp.+                                                                               550             7,579
MeadWestvaco Corp.                                                                                   4,060           103,530
Pactiv Corp.+                                                                                          830            16,832
Plum Creek Timber Co., Inc.                                                                            970            24,677
Temple-Inland, Inc.                                                                                    290            14,079
Weyerhaeuser Co.                                                                                    16,460           962,087

METALS & MINERALS -- 1.8%
Alcoa, Inc.                                                                                         34,980           915,077
Allegheny Technologies, Inc.                                                                           430             2,816
Cooper Industries, Ltd., Class A                                                                     8,690           417,381
Newmont Mining Corp.                                                                                 2,160            84,434
Nucor Corp.                                                                                            410            18,811
Phelps Dodge Corp.+                                                                                    470            21,996
United States Steel Corp.                                                                              550            10,109
Vulcan Materials Co.                                                                                   540            21,551
Worthington Industries, Inc.                                                                           460             5,778
                                                                                                             ---------------
                                                                                                                   5,267,393
                                                                                                             ---------------

REAL ESTATE -- 0.6%

REAL ESTATE INVESTMENT TRUSTS -- 0.6%
Apartment Investment & Management Co., Class A                                                         500            19,680
Archstone-Smith Trust                                                                                2,300            60,674
Equity Office Properties Trust                                                                       2,110            58,088
Equity Residential                                                                                   1,450            42,456
ProLogis                                                                                               950            28,737
Simon Property Group, Inc.                                                                           5,820           253,636
                                                                                                             ---------------
                                                                                                                     463,271
                                                                                                             ---------------

UTILITIES -- 4.3%

ELECTRIC UTILITIES -- 3.9%
Allegheny Energy, Inc.+                                                                                670             6,124
Ameren Corp.                                                                                           860            36,903
American Electric Power Co., Inc.                                                                    2,090            62,700
Calpine Corp.+                                                                                       2,030             9,927
Centerpoint Energy, Inc.                                                                             1,620            14,855
Cinergy Corp.                                                                                          940            34,498
CMS Energy Corp.                                                                                       760             5,601
Consolidated Edison, Inc.                                                                            1,190            48,504
Constellation Energy Group, Inc.                                                                     8,380           299,837
Dominion Resources, Inc.                                                                             6,660           412,254
DTE Energy Co.                                                                                         890            32,832
Duke Energy Corp.                                                                                   16,640           296,358
Edison International+                                                                                1,720            32,852

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Entergy Corp.                                                                                        1,210   $        65,522
Exelon Corp.                                                                                         6,020           382,270
FirstEnergy Corp.                                                                                    7,720           246,268
FPL Group, Inc.                                                                                        970            61,304
NiSource, Inc.                                                                                      12,890           257,542
PG&E Corp.+                                                                                          2,180            52,102
Pinnacle West Capital Corp.                                                                            480            17,040
PPL Corp.                                                                                            5,924           242,588
Progress Energy, Inc.                                                                                6,290           279,653
Public Service Enterprise Group, Inc.                                                                1,200            50,400
TXU Corp.                                                                                           12,100           285,076

GAS & PIPELINE UTILITIES -- 0.4%
Dynegy, Inc., Class A                                                                                1,980             7,128
El Paso Corp.                                                                                       13,680            99,864
KeySpan Corp.                                                                                          840            29,467
Kinder Morgan, Inc.                                                                                    650            35,107
National Fuel Gas Co.                                                                                6,100           139,385
Nicor, Inc.                                                                                            230             8,082
Peoples Energy Corp.                                                                                   190             7,862
                                                                                                             ---------------
                                                                                                                   3,559,905
                                                                                                             ---------------
TOTAL COMMON STOCK (cost $82,537,239)                                                                             79,304,212
                                                                                                             ---------------

PREFERRED STOCK -- 0.3%

FINANCE -- 0.1%

FINANCIAL SERVICES -- 0.1%
Ford Motor Co. Capital Trust II 6.50% (Convertible)                                                  1,100            47,641
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 0.2%

TELECOMMUNICATIONS -- 0.2%
Lucent Technologies, Inc. 8.00% (Convertible)                                                          142           134,190
                                                                                                             ---------------
TOTAL PREFERRED STOCK (cost $167,792)                                                                                181,831
                                                                                                             ---------------

EXCHANGE-TRADED FUNDS -- 1.5%

FINANCE -- 1.5%

FINANCIAL SERVICES -- 1.5%
iShares S&P 500/Barra Growth Value Fund (cost $1,285,857)                                           25,900         1,260,294
                                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $83,990,888)                                                                    80,746,337
                                                                                                             ---------------

                                                                                              PRINCIPAL
SHORT-TERM SECURITIES -- 1.3%                                                                   AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 1.2%

T. Rowe Price Reserve Investment Fund 1.10%                                                $     1,028,760   $     1,028,760
                                                                                                             ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.1%

United States Treasury Bills 0.92% due 12/18/03@                                                   100,000            99,804
                                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $1,128,561)                                                                      1,128,564
                                                                                                             ---------------

REPURCHASE AGREEMENTS -- 0.9%

UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)                                       395,000           395,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated  9/30/03, to be repurchased 10/01/03 in the amount of $321,003 and collateralized by $225,000 of United States Treasury Bonds, bearing interest
  at 8.75%, due 5/15/17 and having an approximate value of $327,780@                               321,000           321,000
                                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $716,000)                                                                          716,000
                                                                                                             ---------------

TOTAL INVESTMENTS --
  (cost $85,835,449)(See Note 3)                                                   99.4%                          82,590,901
Other assets less liabilities --                                                    0.6                              534,944
                                                                                  -----                      ---------------
NET ASSETS --                                                                     100.0%                     $    83,125,845
                                                                                  =====                      ===============

----------
+   Non-income producing securities.
@ The security or a portion thereof represents collateral for open futures contracts.
#   Security represents an investment in an affiliated company.
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                                                               UNREALIZED
NUMBER OF                                    EXPIRATION               VALUE AT           VALUE AS OF          APPRECIATION/
CONTRACTS      DESCRIPTION                      DATE                 TRADE DATE       SEPTEMBER 30, 2003     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
 4 Long        S&P Barra Value Index         December 2003           $ 493,355           $   483,500            $ (9,855)
                                                                                                                ========

See Notes to Financial Statements.

SEASONS SERIES TRUST
MID CAP GROWTH PORTFOLIO              INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

COMMON STOCK -- 94.8%                                                                             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 14.2%

APPAREL & TEXTILES -- 3.5%
Cintas Corp.                                                                                         5,596   $       206,157
Coach, Inc.+                                                                                        17,616           961,833
Columbia Sportswear Co.+                                                                               238            12,554
Finish Line, Inc., Class A+                                                                         13,700           360,310
Fossil, Inc.+                                                                                        9,600           232,608
Gap, Inc.                                                                                           23,400           400,608
Gucci Group NV                                                                                       1,300           109,590
Polo Ralph Lauren Corp.                                                                                 35               939
Reebok International, Ltd.                                                                             139             4,647
Timberland Co., Class A+                                                                               317            13,523

AUTOMOTIVE -- 1.9%
Advanced Auto Parts, Inc.+                                                                           8,448           598,963
Autoliv, Inc.                                                                                          795            23,985
AutoZone, Inc.+                                                                                      1,986           177,806
Carmax, Inc.+                                                                                        9,053           295,671
Delphi Corp.                                                                                           426             3,855
Harley-Davidson, Inc.                                                                                2,200           106,040
Navistar International Corp.+                                                                          556            20,728
O'Reilly Automotive, Inc.+                                                                             562            20,665
Polaris Industries, Inc.                                                                               404            29,957

HOUSING & HOUSEHOLD DURABLES -- 1.1%
Black & Decker Corp.                                                                                 1,395            56,567
Centex Corp.                                                                                           397            30,919
D.R. Horton, Inc.                                                                                      243             7,946
Hovnanian Enterprises, Inc., Class A+                                                                  104             6,695
La-Z-Boy, Inc.                                                                                          54             1,199
Leggett & Platt, Inc.                                                                                1,329            28,746
Lennar Corp., Class A                                                                                4,909           381,871
Maytag Corp.                                                                                         1,434            35,807
Mohawk Industries, Inc.+                                                                               281            20,041
NVR, Inc.+                                                                                             100            46,650
Whirlpool Corp.                                                                                        299            20,263
Winnebago Industries, Inc.                                                                           1,500            66,870

RETAIL -- 7.7%
99 Cents Only Stores+                                                                                3,072            99,348
Abercrombie & Fitch Co., Class A+                                                                    1,667            46,193
Aeropostale, Inc.+                                                                                  13,200           357,060
Avery Dennison Corp.                                                                                 3,106           156,915
Barnes & Noble, Inc.+                                                                                  104             2,643
Bed Bath & Beyond, Inc.+                                                                             4,200           160,356
Big Lots, Inc.+                                                                                        937            14,814
Blockbuster, Inc., Class A                                                                             161             3,381
Borders Group, Inc.+                                                                                   350             6,622

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
CDW Corp.                                                                                            9,565   $       552,283
Chico's FAS, Inc.+                                                                                   1,553            47,584
Claire's Stores, Inc.                                                                                  640            21,414
CVS Corp.                                                                                            2,100            65,226
Dicks Sporting Goods, Inc.+                                                                         12,200           455,548
Dollar General Corp.                                                                                11,228           224,560
Dollar Tree Stores, Inc.+                                                                            5,093           170,615
Duane Reade, Inc.+                                                                                   5,000            79,750
Family Dollar Stores, Inc.                                                                           6,869           274,004
Guitar Center, Inc.+                                                                                 7,800           250,848
Kohl's Corp.+                                                                                        1,200            64,200
Men's Wearhouse, Inc.+                                                                               2,500            64,125
Michaels Stores, Inc.                                                                                  995            40,556
MSC Industrial Direct Co., Inc., Class A                                                               310             6,463
NetFlix, Inc.+                                                                                       4,300           144,523
Petco Animal Supplies, Inc.+                                                                         8,400           262,080
PetSmart, Inc.+                                                                                      2,541            57,681
Pier 1 Imports, Inc.                                                                                 1,229            23,646
RadioShack Corp.                                                                                     3,000            85,230
Regis Corp.                                                                                            403            12,936
Rent-A-Center, Inc.+                                                                                 1,113            35,950
Rite Aid Corp.+                                                                                      6,072            31,332
Ross Stores, Inc.                                                                                    5,282           244,874
Staples, Inc.+                                                                                      11,391           270,536
Talbots, Inc.                                                                                          355            12,372
Tiffany & Co.                                                                                        6,375           237,979
TJX Cos., Inc.                                                                                      17,310           336,160
Williams-Sonoma, Inc.+                                                                               6,819           183,977
                                                                                                             ---------------
                                                                                                                   9,387,797
                                                                                                             ---------------

CONSUMER STAPLES -- 1.3%

FOOD, BEVERAGE & TOBACCO -- 0.9%
Brown-Forman Corp., Class B                                                                             82             6,488
Bunge, Ltd.                                                                                          8,000           220,000
Coca-Cola Enterprises, Inc.                                                                          1,014            19,327
Constellation Brands, Inc., Class A+                                                                   390            11,891
Del Monte Foods Co.+                                                                                 1,501            13,074
Hershey Foods Corp.                                                                                    884            64,249
McCormick & Co., Inc.                                                                                1,650            45,243
Pepsi Bottling Group, Inc.                                                                           2,570            52,890
Performance Food Group Co.+                                                                            583            23,734
Tootsie Roll Industries, Inc.                                                                        2,244            69,564
Whole Foods Market, Inc.+                                                                              920            50,766

HOUSEHOLD & PERSONAL PRODUCTS -- 0.4%
Alberto-Culver Co., Class B                                                                             57             3,353
Church & Dwight, Inc.                                                                                  437            15,291
Clorox Co.                                                                                           1,548            71,007
Dial Corp.                                                                                           1,000            21,540
Estee Lauder Cos., Inc., Class A                                                                     3,713           126,613
Newell Rubbermaid, Inc.                                                                              3,152            68,304
Scotts Co., Class A+                                                                                    58             3,172
                                                                                                             ---------------
                                                                                                                     886,506
                                                                                                             ---------------

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
EDUCATION -- 2.4%

EDUCATION -- 2.4%
Apollo Group, Inc., Class A+                                                                         9,675   $       638,840
Career Education Corp.+                                                                              9,311           421,788
Corinthian Colleges, Inc.+                                                                           2,398           137,070
Education Management Corp.+                                                                          2,081           120,011
ITT Educational Services, Inc.+                                                                      4,679           224,218
University of Phoenix Online+                                                                          267            17,777
                                                                                                             ---------------
                                                                                                                   1,559,704
                                                                                                             ---------------

ENERGY -- 2.4%

ENERGY SERVICES -- 1.6%
BJ Services Co.+                                                                                     7,151           244,350
Cooper Cameron Corp.+                                                                                2,692           124,397
Noble Energy, Inc.                                                                                     400            15,320
Patterson-UTI Energy, Inc.+                                                                          1,467            39,712
Pride International, Inc.+                                                                             853            14,458
Rowan Cos., Inc.+                                                                                      847            20,819
Smith International, Inc.+                                                                           5,424           195,156
Tidewater, Inc.                                                                                        438            12,395
Varco International, Inc.+                                                                           1,211            20,478
Weatherford International, Ltd.+                                                                     1,900            71,782
Westport Resources Corp.+                                                                           11,920           280,597

ENERGY SOURCES -- 0.8%
Apache Corp.                                                                                         2,248           155,876
Chesapeake Energy Corp.                                                                              2,842            30,637
Cross Timbers Royalty Trust                                                                             11               231
Devon Energy Corp.                                                                                   1,900            91,561
Diamond Offshore Drilling, Inc.                                                                      2,925            55,867
ENSCO International, Inc.                                                                              946            25,372
EOG Resources, Inc.                                                                                  2,042            85,233
FMC Technologies, Inc.+                                                                              1,099            23,541
Grant Prideco, Inc.+                                                                                 1,616            16,467
Key Energy Services, Inc.+                                                                           1,664            16,058
National-Oilwell, Inc.+                                                                                804            14,585
Newfield Exploration Co.+                                                                              337            12,998
Pioneer Natural Resources Co.+                                                                         238             6,059
                                                                                                             ---------------
                                                                                                                   1,573,949
                                                                                                             ---------------

FINANCE -- 8.2%

BANKS -- 2.0%
Boston Private Financial Holdings, Inc.                                                              3,800            89,528
City National Corp.                                                                                  1,500            76,440
Commerce Bancorp, Inc.                                                                                 986            47,239
Community First Bankshares, Inc.                                                                     1,900            50,217
First BanCorp                                                                                          400            12,300
First Tennessee National Corp.                                                                         118             5,010
Hudson City Bancorp, Inc.                                                                              461            14,217
Hudson United Bancorp                                                                                   62             2,181
Investors Financial Services Corp.                                                                   5,694           178,792
Mercantile Bankshares Corp.                                                                            134             5,360
New York Community Bancorp, Inc.                                                                     1,739            54,796

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

BANKS (CONTINUED)
North Fork Bancorp., Inc.                                                                              796   $        27,661
Northern Trust Corp.                                                                                 2,650           112,466
Popular, Inc.                                                                                          727            28,935
Silicon Valley Bancshares, Inc.+                                                                     3,500            96,705
SouthTrust Corp.                                                                                       611            17,957
State Street Corp.                                                                                   2,000            90,000
Synovus Financial Corp.                                                                              7,896           197,321
TCF Financial Corp.                                                                                    779            37,353
UCBH Holdings, Inc.                                                                                  4,200           126,966
Valley National Bancorp                                                                                381            10,607
Westamerica Bancorp.                                                                                   154             6,845

FINANCIAL SERVICES -- 4.4%
A.G. Edwards, Inc.                                                                                     337            12,944
AmeriCredit Corp.+                                                                                     808             8,322
Ameritrade Holding Corp.+                                                                            4,181            47,036
Amvescap, PLC ADR                                                                                    3,950            60,001
BlackRock, Inc.                                                                                        326            15,974
Capital One Financial Corp.                                                                            900            51,336
Charles Schwab Corp.                                                                                 5,870            69,912
Chicago Merchantile Exchange                                                                            83             5,711
Concord EFS, Inc.+                                                                                  15,708           214,728
Countrywide Credit Industries, Inc.                                                                  2,600           203,528
Doral Financial Corp.                                                                                1,046            49,162
Dun & Bradstreet Corp.+                                                                              1,341            55,705
E*TRADE Financial Corp.+                                                                            43,476           402,588
Eaton Vance Corp.                                                                                    5,159           172,723
Equifax, Inc.                                                                                        5,667           126,204
Federated Investors, Inc., Class B                                                                   4,310           119,387
Franklin Resources, Inc.                                                                             3,400           150,314
H&R Block, Inc.                                                                                      3,195           137,864
IndyMac Bancorp, Inc.                                                                                   76             1,761
Interactive Data Corp.+                                                                                271             4,282
Janus Capital Group, Inc.                                                                            4,500            62,865
Jefferies Group, Inc.                                                                                   66             1,898
LaBranche & Co., Inc.                                                                                2,926            42,720
Legg Mason, Inc.                                                                                     2,785           201,077
Moody's Corp.                                                                                        5,705           313,604
Neuberger Berman, Inc.                                                                               2,781           116,440
Nuveen Investments, Inc.                                                                               333             9,158
Providian Financial Corp.+                                                                           1,895            22,342
Raymond James Financial, Inc.                                                                        2,400            87,240
T. Rowe Price Group, Inc.                                                                            1,286            53,060
Waddell & Reed Financial, Inc., Class A                                                              4,669           110,048

INSURANCE -- 1.8%
Aetna, Inc.                                                                                          1,012            61,762
Ambac Financial Group, Inc.                                                                          2,486           159,104
Arthur J. Gallagher & Co.                                                                            4,236           119,794
Brown & Brown, Inc.                                                                                  3,325           102,344
Erie Indemnity Co., Class A                                                                             34             1,323
HCC Insurance Holdings, Inc.                                                                           439            12,766
Markel Corp.+                                                                                          356            95,052
PMI Group, Inc.                                                                                      2,700            91,125

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Radian Group, Inc.                                                                                   2,348   $       104,251
Transatlantic Holdings, Inc.#                                                                           28             1,991
Triad Guaranty, Inc.+                                                                                1,700            83,436
W.R. Berkley Corp.                                                                                      52             1,782
White Mountains Insurance Group, Ltd.                                                                  700           277,921
Willis Group Holdings, Ltd.                                                                          3,300           101,475
                                                                                                             ---------------
                                                                                                                   5,432,956
                                                                                                             ---------------

HEALTHCARE -- 20.1%

DRUGS -- 7.6%
Abgenix, Inc.+                                                                                         800            11,592
Allergan, Inc.                                                                                       3,625           285,396
American Pharmaceutical Partners, Inc.+                                                                319            10,001
Amgen, Inc.+                                                                                         1,012            65,345
Amylin Pharmaceuticals, Inc.+                                                                       10,380           293,131
Andrx Corp.+                                                                                           965            17,862
Barr Laboratories, Inc.+                                                                               829            56,546
Biogen, Inc.+                                                                                        2,640           100,927
Caremark Rx, Inc.+                                                                                  31,066           702,092
Cephalon, Inc.+                                                                                      8,519           391,193
Chiron Corp.+                                                                                        1,593            82,342
Diversa Corp.+                                                                                       5,500            42,625
Endo Pharmaceuticals Holdings, Inc.+                                                                   570            11,657
Eon Labs, Inc.+                                                                                        200             7,670
Forest Laboratories, Inc.+                                                                           1,700            87,465
Genzyme Corp.+                                                                                       8,400           388,500
Gilead Sciences, Inc.+                                                                               3,200           178,976
ICN Pharmaceuticals, Inc.                                                                              482             8,271
ICOS Corp.+                                                                                            389            14,906
IDEC Pharmaceuticals Corp.+                                                                          5,083           168,501
ImClone Systems, Inc.+                                                                                 934            36,164
Integra LifeSciences Holdings, Corp.+                                                                2,500            70,725
Invitrogen Corp.+                                                                                    2,323           134,711
IVAX Corp.+                                                                                          2,473            48,471
King Pharmaceuticals, Inc.+                                                                          1,167            17,680
Medicis Pharmaceutical Corp., Class A                                                                  478            28,011
Millennium Pharmaceuticals, Inc.+                                                                   20,038           308,385
Mylan Laboratories, Inc.                                                                             3,229           124,801
Neurocrine Biosciences, Inc.+                                                                        4,135           204,765
Pharmaceutical Product Development, Inc.+                                                              840            20,152
Pharmaceutical Resources, Inc.+                                                                        611            41,682
Protein Design Labs, Inc.+                                                                           4,688            64,976
Sepracor, Inc.+                                                                                      1,428            39,327
Serono SA ADR                                                                                       13,900           227,682
Shionogi & Co., Ltd.                                                                                11,000           191,536
SICOR, Inc.+                                                                                         1,527            29,441
Vertex Pharmaceuticals, Inc.+                                                                        5,158            63,443
Watson Pharmaceuticals, Inc.+                                                                       10,533           439,121

HEALTH SERVICES -- 4.5%
AdvancePCS+                                                                                          1,288            58,694
Anthem, Inc.+                                                                                        5,100           363,783
Apria Healthcare Group, Inc.+                                                                        1,029            28,174

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
Charles River Laboratories International, Inc.+                                                        849   $        26,056
Community Health Systems, Inc.+                                                                        412             8,940
Coventry Health Care, Inc.+                                                                          2,936           154,845
Express Scripts, Inc., Class A+                                                                      2,209           135,080
First Health Group Corp.+                                                                            4,031           105,411
Health Management Associates, Inc., Class A                                                          6,964           151,885
Health Net, Inc.+                                                                                    1,262            39,968
Henry Schein, Inc.+                                                                                  2,150           121,905
IMS Health, Inc.                                                                                     8,037           169,581
Laboratory Corp. of America Holdings+                                                                4,738           135,981
Lincare Holdings, Inc.+                                                                              4,742           173,794
Manor Care, Inc.                                                                                       271             8,130
Mid Atlantic Medical Services, Inc.+                                                                 2,149           110,523
Omnicare, Inc.                                                                                       3,704           133,566
Oxford Health Plans, Inc.+                                                                           1,504            62,130
Quest Diagnostics, Inc.+                                                                             2,875           174,340
Renal Care Group, Inc.+                                                                              2,793            95,381
Tenet Healthcare Corp.+                                                                              1,448            20,967
Triad Hospitals, Inc.+                                                                                 583            17,653
Universal Health Services, Inc., Class B+                                                              820            40,549
VCA Antech, Inc.+                                                                                   14,800           348,540
WebMD Corp.+                                                                                         4,724            42,138
Weight Watchers International, Inc.+                                                                   775            32,240
Wellchoice, Inc.+                                                                                    3,149            94,879
WellPoint Health Networks, Inc.+                                                                     1,900           146,452

MEDICAL PRODUCTS -- 8.0%
Affymetrix, Inc.+                                                                                    1,097            23,026
AmerisourceBergen Corp.                                                                              2,240           121,072
Apogent Technologies, Inc.+                                                                          3,181            66,356
ArthroCare Corp.+                                                                                    3,300            58,806
Bausch & Lomb, Inc.                                                                                     49             2,163
Beckman Coulter, Inc.                                                                                1,104            50,276
Bio-Rad Laboratories, Inc., Class A+                                                                   300            15,300
Biomet, Inc.                                                                                         9,700           326,017
Biovail Corp.+                                                                                       2,200            81,730
C.R. Bard, Inc.                                                                                      7,240           514,040
Celgene Corp.+                                                                                       1,448            62,742
Cytyc Corp.+                                                                                        17,600           264,704
DaVita, Inc.+                                                                                        3,647           116,084
DENTSPLY International, Inc.                                                                         3,513           157,523
Edwards Lifesciences Corp.+                                                                         11,428           309,470
Guidant Corp.                                                                                        2,800           131,180
Hillenbrand Industries, Inc.                                                                           293            16,531
Human Genome Sciences, Inc.+                                                                         5,627            76,865
IDEXX Laboratories, Inc.+                                                                              548            23,285
McKesson Corp.                                                                                       9,698           322,846
MedImmune, Inc.+                                                                                     6,794           224,270
Medtronic, Inc.                                                                                      1,424            66,814
Nektar Therapeutics+                                                                                   900            11,520
Patterson Dental Co.+                                                                                3,090           177,922
ResMed, Inc.+                                                                                        8,222           361,604
Respironics, Inc.+                                                                                   2,732           114,143

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
St. Jude Medical, Inc.+                                                                              7,300   $       392,521
STERIS Corp.+                                                                                        1,222            28,130
Stryker Corp.                                                                                        2,100           158,151
Techne Corp.+                                                                                        2,400            76,296
Techtronic Industries Co.                                                                          178,000           434,404
Varian Medical Systems, Inc.+                                                                        2,823           162,266
Zimmer Holdings, Inc.+                                                                               5,405           297,816
                                                                                                             ---------------
                                                                                                                  13,263,529
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 7.5%

AEROSPACE & MILITARY TECHNOLOGY -- 0.7%
Alliant Techsystems, Inc.+                                                                             559            26,860
Rockwell Collins, Inc.                                                                              15,442           389,910
United Defense Industries, Inc.+                                                                       420            11,924

BUSINESS SERVICES -- 3.4%
Alliance Data Systems Corp.+                                                                           263             6,943
Allied Waste Industries, Inc.+                                                                       1,245            13,446
Applera Corp.                                                                                        6,477           144,502
Bearingpoint, Inc.+                                                                                    682             5,442
Convergys Corp.+                                                                                       325             5,961
Corporate Executive Board Co.+                                                                       2,500           117,375
CUNO, Inc.+                                                                                          2,700           105,813
DeVry, Inc.+                                                                                         5,379           127,267
Donaldson Co., Inc.                                                                                  2,813           151,621
Fastenal Co.                                                                                         1,087            41,089
Fluor Corp.                                                                                             78             2,912
Getty Images, Inc.+                                                                                    559            19,654
Harte-Hanks, Inc.                                                                                    5,721           105,495
Hewitt Associates, Inc.+                                                                             3,304            80,452
Interpublic Group Cos., Inc.                                                                           461             6,509
Iron Mountain, Inc.+                                                                                 4,530           162,627
Jacobs Engineering Group, Inc.+                                                                        763            34,411
Manpower, Inc.                                                                                       3,710           137,641
Monsanto Co.                                                                                         8,500           203,490
Monster Worldwide, Inc.+                                                                             5,573           140,328
Pall Corp.                                                                                           1,688            37,879
Paychex, Inc.                                                                                        2,550            86,522
Robert Half International, Inc.+                                                                     7,445           145,178
Stericycle, Inc.+                                                                                      587            27,689
SunGard Data Systems, Inc.+                                                                          8,403           221,083
WPP Group, PLC ADR                                                                                   2,401           101,370
Xerox Corp.+                                                                                         2,084            21,382

ELECTRICAL EQUIPMENT -- 0.9%
AMETEK, Inc.                                                                                           211             9,044
Cabot Microelectronics Corp.+                                                                        4,800           267,552
Franklin Electric Co., Inc.                                                                            600            33,408
Jabil Circuit, Inc.+                                                                                 4,684           122,018
Littelfuse, Inc.+                                                                                    2,900            66,700
Roper Industries, Inc.                                                                               2,200            95,810

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY -- 0.8%
Cognex Corp.                                                                                        13,000   $       341,770
Dover Corp.                                                                                            671            23,733
Graco, Inc.                                                                                            843            31,655
IDEX Corp.                                                                                           1,800            65,592
Mettler-Toledo International, Inc.+                                                                    655            23,547
Pentair, Inc.                                                                                           89             3,548
SPX Corp.+                                                                                             238            10,777
Zebra Technologies Corp., Class A+                                                                     679            35,016

MULTI-INDUSTRY -- 0.7%
American Standard Cos., Inc.+                                                                        1,091            91,917
Aramark Corp., Class B+                                                                              1,230            30,787
Danaher Corp.                                                                                        1,000            73,860
ITT Industries, Inc.                                                                                 2,535           151,694
Viad Corp.                                                                                           3,941            94,111

TRANSPORTATION -- 1.0%
C.H. Robinson Worldwide, Inc.                                                                        4,072           151,519
Expeditors International of Washington, Inc.                                                         6,048           208,112
J.B. Hunt Transport Services, Inc.+                                                                    410            10,668
Ocean Group, PLC                                                                                    15,000           165,186
Swift Transportation Co., Inc.+                                                                        593            13,455
UTI Worldwide, Inc.                                                                                  3,800           116,014
Werner Enterprises, Inc.                                                                               296             6,782
                                                                                                             ---------------
                                                                                                                   4,927,050
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 11.7%

BROADCASTING & MEDIA -- 4.4%
Acxiom Corp.+                                                                                       14,669           231,183
Belo Corp., Class A                                                                                    391             9,482
Cablevision Systems New York Group, Class A+                                                         1,225            22,173
Cox Radio, Inc., Class A+                                                                            4,244            92,816
Cumulus Media, Inc., Class A+                                                                        2,000            34,100
Dow Jones & Co., Inc.                                                                                  765            36,223
E.W. Scripps Co., Class A                                                                            4,059           345,421
Entercom Communications Corp.+                                                                       8,342           373,888
Entravision Communications Corp., Class A+                                                             320             3,040
Gemstar-TV Guide International, Inc.+                                                                  291             1,376
John Wiley & Sons, Inc., Class A                                                                       906            23,547
Lamar Advertising Co.+                                                                               3,865           113,399
Meredith Corp.                                                                                       2,735           126,275
New York Times Co., Class A                                                                          2,848           123,774
Omnicom Group, Inc.                                                                                  1,600           114,960
Polycom, Inc.+                                                                                      20,387           338,628
Radio One, Inc., Class A+                                                                            5,900            86,730
Radio One, Inc., Class D+                                                                            3,520            50,547
Regent Communications, Inc.+                                                                         8,900            54,290
Salem Communications Corp., Class A+                                                                 4,300            83,377
Scholastic Corp.+                                                                                       26               749
Spanish Broadcasting System, Inc., Class A+                                                          7,700            65,450
UnitedGlobalCom, Inc., Class A+                                                                        141               862
Univision Communications, Inc., Class A+                                                            14,647           467,679

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Washington Post Co., Class B                                                                            23   $        15,295
Westwood One, Inc.+                                                                                  3,843           116,020

ENTERTAINMENT PRODUCTS -- 2.7%
Harman International Industries, Inc.                                                                  465            45,733
International Game Technology                                                                       26,092           734,490
Knight-Ridder, Inc.                                                                                    192            12,806
Leapfrog Enterprises, Inc.+                                                                         10,819           411,122
Marvel Enterprises, Inc.+                                                                           16,817           374,178
Mattel, Inc.                                                                                        12,271           232,658

LEISURE & TOURISM -- 4.6%
Applebee's International, Inc.                                                                       1,025            32,267
Brinker International, Inc.+                                                                         1,747            58,280
Carnival Corp.                                                                                       1,400            46,046
CBRL Group, Inc.                                                                                       488            17,314
Cheesecake Factory, Inc.+                                                                            2,861           103,482
Darden Restaurants, Inc.                                                                             2,483            47,177
GTECH Holdings Corp.                                                                                   855            36,637
Harrah's Entertainment, Inc.                                                                         1,243            52,343
Hilton Hotels Corp.                                                                                  3,033            49,195
International Speedway Corp., Class A                                                                  420            18,434
JetBlue Airways Corp.+                                                                               8,009           488,309
Krispy Kreme Doughnuts, Inc.+                                                                        1,036            39,886
Mandalay Resort Group                                                                                  427            16,914
Marriott International, Inc., Class A                                                                4,101           176,466
MGM Mirage, Inc.+                                                                                      380            13,889
Outback Steakhouse, Inc.                                                                               862            32,644
Rare Hospitality International, Inc.+                                                               18,300           455,853
Ruby Tuesday, Inc.                                                                                   4,130            99,574
Ryanair Holdings, PLC ADR+                                                                           7,800           315,900
Sabre Holdings Corp.                                                                                11,700           251,433
Starbucks Corp.+@                                                                                   12,173           350,583
Starwood Hotels & Resorts Worldwide, Inc.                                                              900            31,320
Station Casinos, Inc.                                                                                3,522           107,773
Wendy's International, Inc.                                                                            281             9,076
Wynn Resorts, Ltd.+                                                                                    195             3,545
Yum! Brands, Inc.+                                                                                   5,223           154,705
                                                                                                             ---------------
                                                                                                                   7,751,316
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 24.7%

COMMUNICATION EQUIPMENT -- 1.6%
American Tower Corp., Class A+                                                                      35,795           363,319
Marvell Technology Group, Ltd.+                                                                      1,600            60,400
Network Appliance, Inc.+                                                                            24,994           513,127
Symbol Technologies, Inc.                                                                           10,107           120,779

COMPUTER SERVICES -- 2.7%
Affiliated Computer Services, Inc., Class A+                                                         3,735           181,857
Autodesk, Inc.                                                                                         103             1,753
BARRA, Inc.+                                                                                         1,650            61,957
BISYS Group, Inc.+                                                                                   8,031           105,608
Ceridian Corp.+                                                                                      1,338            24,914
Certegy, Inc.                                                                                        3,652           117,266

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SERVICES (CONTINUED)
CheckFree Corp.+                                                                                       544   $        10,880
Cognizant Technology Solutions Corp.+                                                                2,040            74,399
DoubleClick, Inc.+                                                                                   1,371            14,766
DST Systems, Inc.+                                                                                   3,498           131,525
FactSet Research Systems, Inc.                                                                       2,837           125,821
Fair Isaac Corp.                                                                                       793            46,755
Global Payments, Inc.                                                                                  449            16,164
Maxtor Corp.+                                                                                        1,267            15,419
Network Associates, Inc.+                                                                            7,457           102,608
Reynolds & Reynolds Co., Class A                                                                     1,220            33,611
Symantec Corp.+                                                                                      6,039           380,578
Synopsys, Inc.+                                                                                      4,654           143,204
Unisys Corp.+                                                                                        4,093            55,378
VeriSign, Inc.+                                                                                      7,960           107,221

COMPUTER SOFTWARE -- 5.0%
Adobe Systems, Inc.                                                                                  7,247           284,517
BMC Software, Inc.+                                                                                  7,011            97,663
Check Point Software Technologies, Ltd.+                                                             3,450            57,960
ChoicePoint, Inc.+                                                                                   5,817           194,869
Citrix Systems, Inc.+                                                                                2,967            65,511
Cognos, Inc.+                                                                                        2,200            68,244
Compuware Corp.+                                                                                       336             1,801
Electronic Arts, Inc.+                                                                               4,112           379,250
Fiserv, Inc.+                                                                                        5,407           195,896
Intuit, Inc.+                                                                                       13,192           636,382
McData Corp., Class A+                                                                               1,794            21,474
Mercury Interactive Corp.+                                                                           3,821           173,512
National Instruments Corp.                                                                           2,481            99,860
NetIQ Corp.+                                                                                         3,928            46,900
NetScreen Technologies, Inc.+                                                                       16,017           356,058
Novell, Inc.+                                                                                        2,864            15,265
PeopleSoft, Inc.+                                                                                    4,799            87,299
Pixar, Inc.+                                                                                         2,216           147,497
Red Hat, Inc.+                                                                                       2,191            22,129
SEI Investments Co.                                                                                  4,831           157,008
Siebel Systems, Inc.+                                                                               10,285            99,970
Total System Services, Inc.                                                                            651            17,154
VERITAS Software Corp.+                                                                              2,850            89,490

COMPUTERS & BUSINESS EQUIPMENT -- 1.4%
Arrow Electronics, Inc.+                                                                               341             6,271
Brocade Communications Systems, Inc.+                                                                2,689            14,037
Cadence Design Systems, Inc.+                                                                        7,088            94,979
Diebold, Inc.                                                                                        1,700            86,105
Henry (Jack) & Associates, Inc.                                                                      1,264            21,981
Herman Miller, Inc.                                                                                  1,345            30,626
HON Industries, Inc.                                                                                   429            15,856
Lexmark International, Inc., Class A+                                                                3,504           220,787
Mercury Computer Systems, Inc.+                                                                      3,900            83,187
Millipore Corp.+                                                                                     2,934           135,140
Pitney Bowes, Inc.                                                                                   2,804           107,449
SanDisk Corp.+                                                                                       1,091            69,540

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Storage Technology Corp.+                                                                              766   $        18,491
Western Digital Corp.+                                                                               3,611            46,546

ELECTRONICS -- 7.7%
Advanced Micro Devices, Inc.+                                                                        2,265            25,164
Agere Systems, Inc., Class B+                                                                       29,283            84,628
Agilent Technologies, Inc.+                                                                            427             9,441
Altera Corp.+                                                                                       13,457           254,337
Amkor Technology, Inc.+                                                                              1,697            24,114
Amphenol Corp., Class A+                                                                               338            17,593
Analog Devices, Inc.+                                                                                2,900           110,258
Applied Micro Circuits Corp.+                                                                        6,461            31,465
Atmel Corp.+                                                                                         3,193            12,804
Broadcom Corp., Class A+                                                                             8,041           214,051
Celestica, Inc.+                                                                                       600             9,516
Cree, Inc.+                                                                                          1,278            23,669
Cypress Semiconductor Corp.+                                                                         1,278            22,595
DSP Group, Inc.+                                                                                     9,000           224,190
Emulex Corp.+                                                                                        1,105            28,144
Energizer Holdings, Inc.+                                                                              348            12,796
Fairchild Semiconductor International, Inc., Class A+                                                  667            11,059
Fisher Scientific International, Inc.+                                                                 713            28,299
Garmin, Ltd.+                                                                                        5,300           221,964
Gentex Corp.                                                                                         4,773           166,291
Integrated Circuit Systems, Inc.+                                                                    1,119            33,615
Integrated Device Technology, Inc.+                                                                    721             8,955
InterActiveCorp+                                                                                    10,200           337,110
International Rectifier Corp.+                                                                         543            20,330
Intersil Corp., Class A+                                                                             4,019            95,652
KLA-Tencor Corp.+                                                                                    5,610           288,354
L-3 Communications Holdings, Inc.+                                                                   4,197           181,520
Lam Research Corp.+                                                                                  3,781            83,749
Linear Technology Corp.                                                                              3,700           132,497
LSI Logic Corp.+                                                                                     2,455            22,070
Maxim Integrated Products, Inc.                                                                      4,146           163,767
MEMC Electronic Materials, Inc.+                                                                       346             3,775
Microchip Technology, Inc.                                                                           8,792           210,480
Micron Technology, Inc.+                                                                             4,411            59,196
Microsemi Corp.+                                                                                     1,700            25,908
Molex, Inc.                                                                                          2,045            58,467
Molex, Inc., Class A                                                                                 2,275            55,829
National Semiconductor Corp.+                                                                        5,966           192,642
Novellus Systems, Inc.+                                                                              3,978           134,258
NVIDIA Corp.+                                                                                        2,716            43,214
Omnivision Technologies, Inc.+                                                                      14,400           608,256
PerkinElmer, Inc.                                                                                      823            12,600
PMC-Sierra, Inc.+                                                                                    3,070            40,496
QLogic Corp.+                                                                                        2,874           135,107
Rambus, Inc.+                                                                                        1,443            24,214
Sanmina-SCI Corp.+                                                                                   4,156            40,313
Semtech Corp.+                                                                                       3,000            55,380
Silicon Laboratories, Inc.+                                                                            546            24,543

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Solectron Corp.+                                                                                     6,378   $        37,311
Technitrol, Inc.+                                                                                    2,600            47,866
Tektronix, Inc.+                                                                                       264             6,534
Teradyne, Inc.+                                                                                      3,313            61,622
Thermo Electron Corp.+                                                                                 587            12,738
Waters Corp.+                                                                                        5,028           137,918
Xilinx, Inc.+                                                                                        4,600           131,146

INTERNET CONTENT -- 0.9%
Avocent Corp.+                                                                                         601            18,204
eBay, Inc.+                                                                                          2,500           133,775
Lastminute.Com, PLC+                                                                                68,917           292,121
Yahoo!, Inc.+                                                                                        3,800           134,444

INTERNET SOFTWARE -- 1.4%
BEA Systems, Inc.+                                                                                   8,790           105,920
Internet Security Systems, Inc.+                                                                     2,900            36,250
Macromedia, Inc.+                                                                                    1,153            28,525
RealNetworks, Inc.+                                                                                 38,176           250,053
Websense, Inc.+                                                                                     23,100           491,337

TELECOMMUNICATIONS -- 4.0%
ADC Telecommunications, Inc.+                                                                        6,236            14,530
ADTRAN, Inc.                                                                                           343            20,985
Advanced Fibre Communication, Inc.+                                                                    594            12,456
CIENA Corp.+                                                                                         4,240            25,058
Comverse Technology, Inc.+                                                                           1,494            22,350
Corning, Inc.+                                                                                      12,199           114,915
Crown Castle International Corp.+                                                                      653             6,145
EchoStar Communications Corp., Class A+                                                              8,600           329,122
Foundry Networks, Inc.+                                                                              1,856            39,922
Harris Corp.                                                                                           395            14,137
IDT Corp.+                                                                                             429             7,585
InterDigital Communications Corp.+                                                                     970            14,550
j2 Global Communications, Inc.+                                                                     16,200           612,846
JDS Uniphase Corp.+                                                                                 46,198           166,313
Juniper Networks, Inc.+                                                                              5,968            89,042
KVH Industries, Inc.+                                                                               10,000           252,100
Nextel Communications, Inc., Class A+                                                               17,100           336,699
Nextel Partners, Inc., Class A+                                                                      1,512            11,869
Plantronics, Inc.+                                                                                  14,300           341,341
Qwest Communications International, Inc.+                                                            6,010            20,434
Sprint Corp. (PCS Group)+                                                                           13,959            79,985
Telephone and Data Systems, Inc.                                                                       319            18,036
Tellabs, Inc.+                                                                                       3,121            21,192
United States Cellular Corp.+                                                                           93             2,706
UTStarcom, Inc.+                                                                                     1,260            40,081
Valassis Communications, Inc.+                                                                       1,900            50,160
West Corp.+                                                                                            306             7,280
                                                                                                             ---------------
                                                                                                                  16,298,291
                                                                                                             ---------------

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
MATERIALS -- 1.7%

CHEMICALS -- 0.8%
Cabot Corp.                                                                                             54   $         1,540
Ecolab, Inc.                                                                                         6,370           160,842
International Flavors & Fragrances, Inc.                                                               815            26,960
Praxair, Inc.                                                                                          890            55,136
Sigma-Aldrich Corp.                                                                                  1,694            87,986
Symyx Technologies, Inc.+                                                                            3,500            75,390
Valspar Corp.                                                                                        2,747           128,148

FOREST PRODUCTS -- 0.5%
Delta & Pine Land Co.                                                                                3,100            71,331
Pactiv Corp.+                                                                                       12,016           243,684

METALS & MINERALS -- 0.3%
Ball Corp.                                                                                             880            47,520
Florida Rock Industries, Inc.                                                                           68             3,373
Freeport-McMoRan Copper & Gold, Inc., Class B                                                        2,014            66,664
Phelps Dodge Corp.+                                                                                    688            32,198
Southern Peru Copper Corp.                                                                             100             2,212
Timken Co.                                                                                             395             6,020
Vulcan Materials Co.                                                                                    86             3,432
Worthington Industries, Inc.                                                                           525             6,594

PLASTIC -- 0.1%
Sealed Air Corp.+                                                                                    1,510            71,317
                                                                                                             ---------------
                                                                                                                   1,090,347
                                                                                                             ---------------

REAL ESTATE -- 0.3%

REAL ESTATE COMPANIES -- 0.2%
Jones Lang LaSalle, Inc.+                                                                            4,500            83,250
LNR Property Corp.                                                                                      66             2,703
St. Joe Co.                                                                                            565            18,125
Trammell Crow Co.+                                                                                   4,900            61,005

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Chelsea Property Group, Inc.                                                                           183             8,766
Cousins Properties, Inc.                                                                               231             6,410
Friedman Billings Ramsey Group                                                                         899            15,508
Mills Corp.                                                                                            170             6,689
                                                                                                             ---------------
                                                                                                                     202,456
                                                                                                             ---------------

UTILITIES -- 0.3%

ELECTRIC UTILITIES -- 0.2%
AES Corp.+                                                                                           7,556            56,066
XTO Energy, Inc.                                                                                     1,770            37,152

GAS & PIPELINE UTILITIES -- 0.1%
CONSOL Energy, Inc.                                                                                    361             6,707
Kinder Morgan, Inc.                                                                                  1,373            74,156
                                                                                                             ---------------
                                                                                                                     174,081
                                                                                                             ---------------
TOTAL COMMON STOCK (cost $55,939,758)                                                                             62,547,982
                                                                                                             ---------------

                                                                                              PRINCIPAL
EXCHANGE-TRADED FUNDS -- 2.5%                                                                   AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE -- 2.5%

FINANCIAL SERVICES -- 2.5%
iShares Russell Midcap Growth Index Fund                                                   $        12,600   $       829,584
S&P Midcap 400 Depository Receipts, Series 1                                                         9,200           858,820
                                                                                                             ---------------
TOTAL EXCHANGE-TRADED FUNDS (cost $1,677,160)                                                                      1,688,404
                                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $57,616,918)                                                                    64,236,386
                                                                                                             ---------------

SHORT-TERM SECURITIES -- 0.7%

REGISTERED INVESTMENT COMPANY -- 0.2%

T. Rowe Price Reserve Investment Fund 1.10% due 10/1/03@                                           105,163           105,163
                                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 0.4%

Federal Home Loan Bank Cons. Disc. Notes 0.95% due 10/1/03@                                        300,000           300,000
                                                                                                             ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.1%

United States Treasury Bills 0.92% due 12/18/03@                                                    50,000            49,900
                                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $455,063)                                                                          455,063
                                                                                                             ---------------

REPURCHASE AGREEMENTS -- 2.4%

UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)                                     1,130,000         1,130,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 9/30/03, to be repurchased 10/01/03 in the amount of $465,005 and collateralized by $330,000 of United States Treasury Notes, bearing interest
  at 8.75%, due 5/15/17 and having an approximate value of $480,744                                465,000           465,000
                                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $1,595,000)                                                                      1,595,000
                                                                                                             ---------------

TOTAL INVESTMENTS --
   (cost $59,666,981)(See Note 3)                                                 100.4%                          66,286,449
Liabilities in excess of other assets --                                           (0.4)                            (290,094)
                                                                                  -----                      ---------------
NET ASSETS --                                                                     100.0%                     $    65,996,355
                                                                                  =====                      ===============

----------
+   Non-income producing securities.
@ The security or a portion thereof represents collateral for open futures contracts.
#   Security represents an investment in an affiliated company.
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                                           VALUE AS OF          UNREALIZED
NUMBER OF                                       EXPIRATION             VALUE AT           SEPTEMBER 30,        APPRECIATION/
CONTRACTS        DESCRIPTION                       DATE               TRADE DATE              2003            (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
  3 Long         S&P MidCap 400 Index          December 2003          $  784,398           $   765,525          $  (18,873)
                                                                                                                ==========

See Notes to Financial Statements.

SEASONS SERIES TRUST
MID CAP VALUE
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

COMMON STOCK -- 94.6%                                                                             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 13.6%

APPAREL & TEXTILES -- 1.7%
Foot Locker, Inc.                                                                                   37,846   $       613,105
Jones Apparel Group, Inc.                                                                            1,733            51,869
Liz Claiborne, Inc.                                                                                  1,549            52,744
Polo Ralph Lauren Corp.                                                                                578            15,502
Reebok International, Ltd.                                                                             596            19,924
Tommy Hilfiger Corp.+                                                                               37,000           440,670
V.F. Corp.                                                                                           1,186            46,147

AUTOMOTIVE -- 3.2%
American Axle & Manufacturing Holdings, Inc.+                                                          395            11,684
ArvinMeritor, Inc.                                                                                     900            16,029
Autoliv, Inc.                                                                                          757            22,839
AutoNation, Inc.+                                                                                    2,513            44,078
BorgWarner, Inc.                                                                                       386            26,190
Cummins, Inc.                                                                                        7,799           346,509
Dana Corp.                                                                                          40,045           617,894
Delphi Corp.                                                                                         6,541            59,196
Genuine Parts Co.                                                                                   22,009           703,848
Lear Corp.+                                                                                          6,514           342,897
Navistar International Corp.+                                                                          328            12,228
O'Reilly Automotive, Inc.+                                                                             125             4,596
PACCAR, Inc.                                                                                         1,585           118,384

HOUSING & HOUSEHOLD DURABLES -- 1.2%
Centex Corp.                                                                                           582            45,326
D.R. Horton, Inc.                                                                                    1,447            47,317
Ethan Allen Interiors, Inc.                                                                            471            16,956
Furniture Brands International, Inc.+                                                                  667            16,075
Hovnanian Enterprises, Inc., Class A+                                                                  139             8,947
KB HOME                                                                                                577            34,424
La-Z-Boy, Inc.                                                                                         762            16,916
Leggett & Platt, Inc.                                                                               18,951           409,910
Lennar Corp., Class A                                                                                  668            51,964
MDC Holdings, Inc.                                                                                     246            13,284
Mohawk Industries, Inc.+                                                                               490            34,947
Pulte Homes, Inc.                                                                                      703            47,811
Ryland Group, Inc.                                                                                     361            26,393
Sherwin-Williams Co.                                                                                 1,782            52,409
Toll Brothers, Inc.+                                                                                   633            19,256
Whirlpool Corp.                                                                                        742            50,285

RETAIL -- 7.5%
Abercrombie & Fitch Co., Class A+                                                                    3,700           102,527
AnnTaylor Stores Corp.+                                                                              7,200           231,408
Avery Dennison Corp.                                                                                   210            10,609
Barnes & Noble, Inc.+                                                                                  535            13,594

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Big Lots, Inc.+                                                                                     34,907   $       551,880
Blockbuster, Inc., Class A                                                                             362             7,602
Borders Group, Inc.+                                                                                   901            17,047
CDW Corp.                                                                                            7,100           409,954
Circuit City Stores, Inc.                                                                            2,676            25,502
Claire's Stores, Inc.                                                                                   44             1,472
Federated Department Stores, Inc.                                                                   12,591           527,563
J.C. Penney Co., Inc.                                                                               47,715         1,019,670
Limited Brands                                                                                      13,881           209,325
May Department Stores Co.                                                                            4,163           102,535
Michaels Stores, Inc.                                                                                5,365           218,677
MSC Industrial Direct Co., Inc., Class A                                                                50             1,042
Neiman Marcus Group, Inc., Class A+                                                                    514            21,434
Nordstrom, Inc.                                                                                      1,374            34,089
Office Depot, Inc.+                                                                                 41,756           586,672
Payless ShoeSource, Inc.+                                                                           25,600           331,264
Pier 1 Imports, Inc.                                                                                   279             5,368
Regis Corp.                                                                                            292             9,373
Rent-A-Center, Inc.+                                                                                   133             4,280
Rite Aid Corp.+                                                                                      1,555             8,024
Ross Stores, Inc.                                                                                    4,335           200,971
Saks, Inc.+                                                                                          1,816            20,938
Sears, Roebuck & Co.                                                                                 3,972           173,696
SUPERVALU, Inc.                                                                                      1,929            46,026
Talbots, Inc.                                                                                           47             1,638
TJX Cos., Inc.                                                                                      13,188           256,111
Toys "R" Us, Inc.+                                                                                   3,075            36,992
W.W. Grainger, Inc.                                                                                  8,098           385,060
                                                                                                             ---------------
                                                                                                                  10,030,896
                                                                                                             ---------------

CONSUMER STAPLES -- 4.4%

FOOD, BEVERAGE & TOBACCO -- 3.0%
Adolph Coors Co., Class B                                                                              372            19,999
Albertson's, Inc.                                                                                    4,902           100,834
Archer-Daniels-Midland Co.                                                                          44,367           581,651
Brown-Forman Corp., Class B                                                                            415            32,835
Coca-Cola Enterprises, Inc.                                                                          2,364            45,058
Constellation Brands, Inc., Class A+                                                                   883            26,923
Dean Foods Co.+                                                                                      3,048            94,579
Del Monte Foods Co.+                                                                                 1,418            12,351
Hershey Foods Corp.                                                                                    567            41,210
Hormel Foods Corp.                                                                                   1,073            24,657
J. M. Smucker Co.                                                                                      718            30,271
Lancaster Colony Corp.                                                                                 392            15,590
Loews Corp. - Carolina Group                                                                           577            13,271
McCormick & Co., Inc.                                                                                  701            19,221
Pepsi Bottling Group, Inc.                                                                           5,800           119,364
PepsiAmericas, Inc.                                                                                    843            12,215
Performance Food Group Co.+                                                                            211             8,590
R.J. Reynolds Tobacco Holdings, Inc.                                                                 1,217            48,120
Safeway, Inc.+                                                                                       6,370           146,128

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
Smithfield Foods, Inc.+                                                                             12,096   $       232,243
Tootsie Roll Industries, Inc.                                                                          317             9,827
Tyson Foods, Inc., Class A                                                                           3,012            42,560
UST, Inc.                                                                                           14,307           503,320
Winn-Dixie Stores, Inc.                                                                              1,199            11,570

HOUSEHOLD & PERSONAL PRODUCTS -- 1.4%
Alberto-Culver Co., Class B                                                                            540            31,763
American Greetings Corp., Class A+                                                                   1,900            36,917
Blyth, Inc.                                                                                            468            12,627
Church & Dwight, Inc.                                                                                  150             5,248
Clorox Co.                                                                                           4,799           220,130
Dial Corp.                                                                                             550            11,847
Estee Lauder Cos., Inc., Class A                                                                     5,536           188,778
Fortune Brands, Inc.                                                                                 2,097           119,005
Newell Rubbermaid, Inc.                                                                             20,113           435,849
Scotts Co., Class A+                                                                                   256            14,003
                                                                                                             ---------------
                                                                                                                   3,268,554
                                                                                                             ---------------

ENERGY -- 7.4%

ENERGY SERVICES -- 4.1%
Cooper Cameron Corp.+                                                                                   57             2,634
Halliburton Co.                                                                                     26,200           635,350
Noble Energy, Inc.                                                                                     497            19,035
Pride International, Inc.+                                                                          28,977           491,160
Rowan Cos., Inc.+                                                                                      572            14,060
SCANA Corp.                                                                                          5,100           174,675
Sempra Energy                                                                                        2,637            77,422
Smith International, Inc.+                                                                             249             8,959
Southwest Gas Corp.                                                                                 12,800           290,560
Sunoco, Inc.                                                                                         8,606           346,133
TECO Energy, Inc.                                                                                    2,547            35,200
Texas Genco Holdings, Inc.                                                                             219             5,212
Tidewater, Inc.                                                                                        450            12,735
UGI Corp.                                                                                              607            17,561
Unocal Corp.                                                                                         3,724           117,381
Valero Energy Corp.                                                                                  1,649            63,107
Varco International, Inc.+                                                                             388             6,561
Vectren Corp.                                                                                          982            23,195
Western Gas Resources, Inc.                                                                            255             9,690
Westport Resources Corp.+                                                                              339             7,980
WGL Holdings, Inc.                                                                                     701            19,334
Williams Cos., Inc.                                                                                 47,471           447,177
Wisconsin Energy Corp.                                                                               1,678            51,296
WPS Resources Corp.                                                                                    465            19,158
Xcel Energy, Inc.                                                                                    5,754            89,014

ENERGY SOURCES -- 3.3%
Amerada Hess Corp.                                                                                   1,034            51,803
Chesapeake Energy Corp.                                                                                472             5,088
Cross Timbers Royalty Trust                                                                              7               147
Diamond Offshore Drilling, Inc.                                                                        384             7,334

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
ENSCO International, Inc.                                                                            1,374   $        36,851
EOG Resources, Inc.                                                                                 11,200           467,488
Evergreen Resources, Inc.+                                                                           8,400           226,800
Grant Prideco, Inc.+                                                                                    84               856
Helmerich & Payne, Inc.                                                                                722            18,873
Kerr-McGee Corp.                                                                                    12,955           578,311
Key Energy Services, Inc.+                                                                             491             4,738
Marathon Oil Corp.                                                                                   4,472           127,452
Murphy Oil Corp.                                                                                     5,301           311,434
National-Oilwell, Inc.+                                                                              7,790           141,311
Newfield Exploration Co.+                                                                              326            12,574
Patina Oil & Gas Corp.                                                                               5,200           188,448
Peabody Energy Corp.                                                                                   450            14,116
Pioneer Natural Resources Co.+                                                                       7,696           195,940
Pogo Producing Co.                                                                                     892            40,390
Premcor, Inc.+                                                                                         482            11,168
Reliant Resources, Inc.+                                                                             3,881            19,871
                                                                                                             ---------------
                                                                                                                   5,445,582
                                                                                                             ---------------

FINANCE -- 19.3%

BANKS -- 7.4%
AmSouth Bancorp                                                                                      5,067           107,522
Associated Banc-Corp.                                                                                  993            37,535
BancorpSouth, Inc.                                                                                   1,117            24,462
Bank of Hawaii Corp.                                                                                   871            29,248
Banknorth Group, Inc.                                                                               16,363           461,764
BOK Financial Corp.+                                                                                   242             9,116
Charter One Financial, Inc.                                                                         14,558           445,475
City National Corp.                                                                                  8,386           427,351
Colonial BancGroup, Inc.                                                                             1,787            25,804
Comerica, Inc.                                                                                       2,528           117,805
Commerce Bancorp, Inc.                                                                                  83             3,977
Commerce Bancshares, Inc.                                                                              852            37,275
Compass Bancshares, Inc.                                                                             1,831            63,316
Cullen/Frost Bankers, Inc.                                                                             741            27,587
Downey Financial Corp.                                                                                 299            13,972
F.N.B. Corp.                                                                                           666            22,977
First BanCorp.                                                                                         197             6,058
First Midwest Bancorp, Inc.                                                                            672            19,965
First Tennessee National Corp.                                                                       1,715            72,819
FirstMerit Corp.                                                                                     1,113            27,536
Fulton Financial Corp.                                                                               1,524            30,602
Greenpoint Financial Corp.                                                                           1,713            51,150
Hibernia Corp., Class A                                                                              2,266            45,909
Hudson City Bancorp, Inc.                                                                              621            19,152
Hudson United Bancorp                                                                                  587            20,645
Huntington Bancshares, Inc.                                                                          3,299            65,287
Independence Community Bank Corp.                                                                      702            24,521
International Bancshares Corp.                                                                         376            15,585
KeyCorp                                                                                             13,324           340,695
M & T Bank Corp.                                                                                     5,479           478,317

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

BANKS (CONTINUED)
Marshall & Ilsley Corp.                                                                              3,271   $       103,102
Mercantile Bankshares Corp.                                                                          5,395           215,800
National Commerce Financial Corp.                                                                    2,953            73,471
New York Community Bancorp, Inc.                                                                    11,336           357,197
North Fork Bancorp., Inc.                                                                           10,246           356,049
Northern Trust Corp.                                                                                 2,592           110,004
Old National Bancorp                                                                                   915            20,450
Park National Corp.                                                                                    157            17,568
Peoples Bank                                                                                           366            10,958
Popular, Inc.                                                                                        1,352            53,810
Provident Financial Group, Inc.                                                                        601            16,804
Regions Financial Corp.                                                                              3,205           109,771
Roslyn Bancorp, Inc.                                                                                 1,019            23,926
Sky Financial Group, Inc.                                                                            1,257            28,295
SouthTrust Corp.                                                                                    14,235           418,367
Sovereign Bancorp, Inc.                                                                              3,769            69,915
Synovus Financial Corp.                                                                                390             9,746
TCF Financial Corp.                                                                                    434            20,810
Trustmark Corp.                                                                                        702            19,045
Union Planters Corp.                                                                                 2,865            90,649
UnionBanCal Corp.                                                                                      752            37,299
United Bankshares, Inc.                                                                                514            15,394
Valley National Bancorp                                                                              1,038            28,898
Washington Federal, Inc.                                                                             1,004            25,311
Webster Financial Corp.                                                                                658            26,241
Westamerica Bancorp                                                                                    349            15,513
Whitney Holding Corp.                                                                                  579            19,686
Wilmington Trust Corp.                                                                                 948            29,160
Zions Bancorp.                                                                                       1,301            72,661

FINANCIAL SERVICES -- 2.0%
A.G. Edwards, Inc.                                                                                     810            31,112
Allied Capital Corp.                                                                                 1,632            40,131
American Capital Strategies, Ltd.                                                                      792            19,689
AmeriCredit Corp.+                                                                                   1,428            14,708
Astoria Financial Corp.                                                                              1,117            34,515
Bear Stearns Cos., Inc.                                                                              4,385           327,998
Capitol Federal Financial                                                                              302             8,867
CIT Group, Inc.                                                                                      2,858            82,196
Countrywide Credit Industries, Inc.                                                                  6,914           541,228
Deluxe Corp.                                                                                           798            32,032
E*TRADE Financial Corp.+                                                                             2,460            22,780
Equifax, Inc.                                                                                          391             8,708
Franklin Resources, Inc.                                                                             2,370           104,778
IndyMac Bancorp, Inc.                                                                                  728            16,868
Instinet Group, Inc.+                                                                                1,786             8,517
Interactive Data Corp.+                                                                                267             4,219
Janus Capital Group, Inc.                                                                            3,453            48,238
Jefferies Group, Inc.                                                                                  550            15,812
LaBranche & Co., Inc.                                                                                  534             7,796
Legg Mason, Inc.                                                                                       133             9,603
Neuberger Berman, Inc.                                                                                  55             2,303

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Providian Financial Corp.+                                                                           2,238   $        26,386
Raymond James Financial, Inc.                                                                          564            20,501
Student Loan Corp.                                                                                      58             6,921
T. Rowe Price Group, Inc.                                                                              435            17,948

INSURANCE -- 9.9%
Aetna, Inc.                                                                                         12,064           736,266
Alleghany Corp.+                                                                                        46             8,982
Ambac Financial Group, Inc.                                                                          2,806           179,584
American Financial Group, Inc.                                                                         488            10,614
American National Insurance Co.                                                                        149            12,672
Aon Corp.                                                                                            3,676            76,645
Arthur J. Gallagher & Co.                                                                            5,800           164,024
Axis Capital Holdings, Ltd.                                                                          4,300           107,285
CIGNA Corp.                                                                                          2,023            90,327
Cincinnati Financial Corp.                                                                           1,967            78,601
CNA Financial Corp.+                                                                                   323             6,789
Erie Indemnity Co., Class A                                                                            345            13,421
Everest Re Group, Ltd.                                                                               8,800           661,408
Fidelity National Financial, Inc.                                                                    1,803            54,198
First American Corp.                                                                                   968            24,103
HCC Insurance Holdings, Inc.                                                                           543            15,790
Jefferson-Pilot Corp.                                                                                2,051            91,023
John Hancock Financial Services, Inc.                                                                4,170           140,946
Leucadia National Corp.                                                                                583            22,067
Lincoln National Corp.                                                                               2,561            90,608
Loews Corp.                                                                                          1,879            75,855
Markel Corp.+                                                                                           72            19,224
MBIA, Inc.                                                                                           2,076           114,118
Mercury General Corp.                                                                                  375            16,793
MGIC Investment Corp.                                                                                1,043            54,309
MONY Group, Inc.                                                                                       630            20,506
Nationwide Financial Services, Inc., Class A                                                           810            25,385
Odyssey Re Holdings Corp.                                                                              169             3,478
Old Republic International Corp.                                                                     1,741            57,610
PartnerRe, Ltd.                                                                                     19,565           991,359
PMI Group, Inc.                                                                                      1,283            43,301
Protective Life Corp.                                                                                  915            27,313
Radian Group, Inc.                                                                                   1,224            54,346
Reinsurance Group of America, Inc.                                                                     283            11,532
RenaissanceRe Holdings, Ltd                                                                         10,857           495,405
SAFECO Corp.                                                                                        18,069           637,113
St. Paul Cos., Inc.                                                                                 13,631           504,756
StanCorp Financial Group, Inc.                                                                         419            24,072
Torchmark Corp.                                                                                      7,475           303,784
Transatlantic Holdings, Inc.#                                                                          279            19,842
Unitrin, Inc.                                                                                          654            19,921
UnumProvident Corp.                                                                                 13,552           200,163
W.R. Berkley Corp.                                                                                     888            30,423
Wesco Financial Corp.                                                                                   21             7,139
Willis Group Holdings, Ltd.                                                                         13,717           421,798
XL Capital, Ltd., Class A                                                                            7,500           580,800
                                                                                                             ---------------
                                                                                                                  14,268,879
                                                                                                             ---------------

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE -- 4.8%

DRUGS -- 1.5%
Andrx Corp.+                                                                                           239   $         4,424
Caremark Rx, Inc.+                                                                                  21,700           490,420
ICN Pharmaceuticals, Inc.                                                                              612            10,502
ICOS Corp.+                                                                                            434            16,631
Invitrogen Corp.+                                                                                      538            31,199
King Pharmaceuticals, Inc.+                                                                          2,508            37,996
Millennium Pharmaceuticals, Inc.+                                                                    2,140            32,934
Mylan Laboratories, Inc.                                                                            10,400           401,960
Neurocrine Biosciences, Inc.+                                                                          233            11,538
Protein Design Labs, Inc.+                                                                             364             5,045
Watson Pharmaceuticals, Inc.+                                                                        1,352            56,365

HEALTH SERVICES -- 1.6%
Community Health Systems, Inc.+                                                                        379             8,224
Covance, Inc.+                                                                                      10,200           228,276
Health Net, Inc.+                                                                                   16,470           521,605
Henry Schein, Inc.+                                                                                    214            12,134
Humana, Inc.+                                                                                        2,331            42,074
Laboratory Corp. of America Holdings+                                                                  161             4,621
Manor Care, Inc.                                                                                     1,074            32,220
Omnicare, Inc.                                                                                         583            21,023
PacifiCare Health Systems, Inc.+                                                                       505            24,644
Renal Care Group, Inc.+                                                                                288             9,835
Tenet Healthcare Corp.+                                                                             18,535           268,387
Triad Hospitals, Inc.+                                                                                 600            18,168
Universal Health Services, Inc., Class B+                                                               57             2,819
WebMD Corp.+                                                                                           634             5,655
Wellchoice, Inc.+                                                                                      278             8,376

MEDICAL PRODUCTS -- 1.7%
AmerisourceBergen Corp.                                                                              6,360           343,758
Apogent Technologies, Inc.+                                                                          1,243            25,929
Bausch & Lomb, Inc.                                                                                 13,816           609,976
Becton Dickinson & Co.                                                                               5,100           184,212
C.R. Bard, Inc.                                                                                         74             5,254
Hillenbrand Industries, Inc.                                                                           488            27,533
Human Genome Sciences, Inc.+                                                                           929            12,690
McKesson Corp.                                                                                       1,698            56,527
STERIS Corp.+                                                                                           51             1,174
                                                                                                             ---------------
                                                                                                                   3,574,128
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 9.5%

AEROSPACE & MILITARY TECHNOLOGY -- 1.4%
Alliant Techsystems, Inc.+                                                                           3,417           164,187
Goodrich Corp.                                                                                       1,696            41,111
Rockwell Automation, Inc.                                                                           16,488           432,810
Rockwell Collins, Inc.                                                                              13,756           347,339
Textron, Inc.                                                                                        1,657            65,369

BUSINESS SERVICES -- 2.5%
Allied Waste Industries, Inc.+                                                                       1,471            15,887
Applera Corp.                                                                                          458            10,218
Bearingpoint, Inc.+                                                                                  1,649            13,159

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Convergys Corp.+                                                                                     1,866   $        34,222
Donaldson Co., Inc.                                                                                     68             3,665
Eastman Kodak Co.@                                                                                   4,134            86,566
Fluor Corp.                                                                                          1,106            41,287
Harsco Corp.                                                                                           585            22,505
Harte-Hanks, Inc.                                                                                      100             1,844
Interpublic Group Cos., Inc.                                                                        27,614           389,910
Jacobs Engineering Group, Inc.+                                                                         94             4,239
Manpower, Inc.                                                                                         319            11,835
Monsanto Co.                                                                                        29,773           712,766
Pall Corp.                                                                                             311             6,979
R.R. Donnelley & Sons Co.                                                                            1,526            37,952
Republic Services, Inc.                                                                             15,210           344,354
Service Corp. International+                                                                         4,317            19,729
SunGard Data Systems, Inc.+                                                                            300             7,893
Xerox Corp.+                                                                                         8,425            86,440

ELECTRICAL EQUIPMENT -- 2.3%
American Power Conversion Corp.                                                                      2,389            40,948
AMETEK, Inc.                                                                                           250            10,715
Crane Co.                                                                                              743            17,394
Eaton Corp.                                                                                          5,174           458,520
Hubbell, Inc., Class B                                                                              15,621           570,010
Jabil Circuit, Inc.+                                                                                   248             6,460
Johnson Controls, Inc.                                                                               3,118           294,963
Puget Energy, Inc.                                                                                  12,354           277,100

MACHINERY -- 2.0%
AGCO Corp.+                                                                                          1,025            17,569
AptarGroup, Inc.                                                                                       489            17,941
CNH Global NV                                                                                       12,320           157,942
Dover Corp.                                                                                          6,967           246,423
Parker-Hannifin Corp.                                                                                1,705            76,213
Pentair, Inc.                                                                                          631            25,158
Precision Castparts Corp.                                                                            4,261           149,561
Snap-On, Inc.                                                                                       20,940           578,991
SPX Corp.+                                                                                             929            42,065
Stanley Works                                                                                          953            28,133
Zebra Technologies Corp., Class A+                                                                   2,445           126,089

MULTI-INDUSTRY -- 0.4%
American Standard Cos., Inc.+                                                                        3,155           265,809
ITT Industries, Inc.                                                                                    77             4,608
Teleflex, Inc.                                                                                         503            21,845
Viad Corp.                                                                                             662            15,808

TRANSPORTATION -- 0.9%
CNF, Inc.                                                                                              709            22,723
CSX Corp.                                                                                            3,084            90,207
J.B. Hunt Transport Services, Inc.+                                                                    444            11,553
Landstar System, Inc.+                                                                               4,175           254,759
Norfolk Southern Corp.                                                                               5,625           104,063
Ryder System, Inc.                                                                                     831            24,365
Swift Transportation Co., Inc.+                                                                        228             5,173

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION (CONTINUED)
Werner Enterprises, Inc.                                                                               306   $         7,010
Yellow Corp.+                                                                                        4,000           119,520
                                                                                                             ---------------
                                                                                                                   6,991,904
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 3.8%

BROADCASTING & MEDIA -- 1.3%
Acxiom Corp.+                                                                                          297             4,681
Belo Corp., Class A                                                                                 12,173           295,195
Cablevision Systems New York Group, Class A+                                                           169             3,059
Cox Radio, Inc., Class A+                                                                              205             4,483
Entercom Communications Corp.+                                                                          50             2,241
Entravision Communications Corp., Class A+                                                             362             3,439
Gemstar-TV Guide International, Inc.+                                                                2,675            12,653
Hearst-Argyle Television, Inc.+                                                                        438            10,600
Lamar Advertising Co.+                                                                              13,269           389,312
Lee Enterprises, Inc.                                                                                  641            24,787
McClatchy Co., Class A                                                                                 255            15,167
Media General, Inc., Class A                                                                           233            14,236
Meredith Corp.                                                                                         184             8,495
New York Times Co., Class A                                                                            726            31,552
Polycom, Inc.+                                                                                         857            14,235
Radio One, Inc., Class D+                                                                              637             9,147
Reader's Digest Assoc., Inc., Class A                                                                1,142            15,977
Scholastic Corp.+                                                                                      386            11,113
Sirius Satellite Radio, Inc.+                                                                       12,789            23,404
UnitedGlobalCom, Inc., Class A+                                                                      1,097             6,703
Univision Communications, Inc., Class A+                                                               134             4,279
Washington Post Co., Class B                                                                            55            36,575
XM Satellite Radio Holdings, Inc., Class A+                                                          1,415            21,975

ENTERTAINMENT PRODUCTS -- 0.2%
Hasbro, Inc.                                                                                         2,012            37,584
Knight-Ridder, Inc.                                                                                  1,020            68,034
Metro-Goldwyn-Mayer, Inc.+                                                                           1,116            17,120

LEISURE & TOURISM -- 2.3%
Brunswick Corp.                                                                                      1,221            31,355
CBRL Group, Inc.                                                                                       295            10,467
Darden Restaurants, Inc.                                                                               444             8,436
Delta Air Lines, Inc.                                                                                1,558            20,721
GTECH Holdings Corp.                                                                                    88             3,771
Harrah's Entertainment, Inc.                                                                         5,623           236,784
Hilton Hotels Corp.                                                                                 16,149           261,937
International Speedway Corp., Class A                                                                   92             4,038
JetBlue Airways Corp.+                                                                               1,726           105,234
Mandalay Resort Group                                                                                  296            11,725
Marriott International, Inc., Class A                                                                1,226            52,755
MGM Mirage, Inc.+                                                                                      669            24,452
Outback Steakhouse, Inc.                                                                               233             8,824
Park Place Entertainment Corp.+                                                                     46,002           414,478
Regal Entertainment Group                                                                              345             6,417
Sabre Holdings Corp.                                                                                 1,915            41,153

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Starwood Hotels & Resorts Worldwide, Inc.                                                            2,045   $        71,166
Wendy's International, Inc.                                                                          1,405            45,381
Wynn Resorts, Ltd.+                                                                                    220             4,000
Yum! Brands, Inc.+                                                                                  11,578           342,940
                                                                                                             ---------------
                                                                                                                   2,792,080
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 7.0%

COMMUNICATION EQUIPMENT -- 0.0%
American Tower Corp., Class A+                                                                       1,538            15,611
Symbol Technologies, Inc.                                                                              420             5,019

COMPUTER SERVICES -- 1.2%
Affiliated Computer Services, Inc., Class A+                                                         6,001           292,189
Autodesk, Inc.                                                                                       1,518            25,836
BISYS Group, Inc.+                                                                                     102             1,341
Ceridian Corp.+                                                                                        854            15,902
CheckFree Corp.+                                                                                       484             9,680
Computer Sciences Corp.+                                                                             2,567            96,442
DoubleClick, Inc.+                                                                                     401             4,319
DST Systems, Inc.+                                                                                     100             3,760
Electronic Data Systems Corp.                                                                        6,510           131,502
Global Payments, Inc.                                                                                   21               756
marchFIRST, Inc.+                                                                                      240                 0
Maxtor Corp.+                                                                                        1,786            21,736
Network Associates, Inc.+                                                                              244             3,357
Symantec Corp.+                                                                                      3,856           243,005
Unisys Corp.+                                                                                        1,127            15,248
VeriSign, Inc.+                                                                                        823            11,086

COMPUTER SOFTWARE -- 1.7%
Activision, Inc.+                                                                                   33,700           402,715
BMC Software, Inc.+                                                                                    310             4,318
Compuware Corp.+                                                                                     5,155            27,631
Electronic Arts, Inc.+                                                                               1,200           110,676
NetIQ Corp.+                                                                                        11,300           134,922
Novell, Inc.+                                                                                        2,945            15,697
PeopleSoft, Inc.+                                                                                    3,223            58,626
Siebel Systems, Inc.+                                                                                2,558            24,864
Sybase, Inc.+                                                                                       25,000           425,250

COMPUTERS & BUSINESS EQUIPMENT -- 1.0%
Apple Computer, Inc.+                                                                                5,276           108,844
Arrow Electronics, Inc.+                                                                             1,100            20,229
Brocade Communications Systems, Inc.+                                                                1,465             7,647
Cadence Design Systems, Inc.+                                                                       20,672           277,005
Diebold, Inc.                                                                                        1,042            52,777
HON Industries, Inc.                                                                                   484            17,889
IKON Office Solutions, Inc.                                                                          2,090            15,278
Ingram Micro, Inc., Class A+                                                                         1,530            19,966
Lexmark International, Inc., Class A+                                                                2,000           126,020
NCR Corp.+                                                                                           1,243            39,391
Pitney Bowes, Inc.                                                                                   1,105            42,343
Steelcase, Inc., Class A                                                                               601             7,080

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Storage Technology Corp.+                                                                              936   $        22,595

ELECTRONICS -- 1.4%
Advanced Micro Devices, Inc.+                                                                        3,239            35,985
Agilent Technologies, Inc.+                                                                          6,447           142,543
Applied Micro Circuits Corp.+                                                                        2,428            11,824
Atmel Corp.+                                                                                         3,283            13,165
Avnet, Inc.+                                                                                         1,725            28,497
AVX Corp.                                                                                              761            10,418
Cypress Semiconductor Corp.+                                                                           760            13,437
Emulex Corp.+                                                                                          335             8,532
Energizer Holdings, Inc.+                                                                              850            31,254
Fairchild Semiconductor International, Inc., Class A+                                                  798            13,231
Imation Corp.                                                                                          514            16,782
Integrated Circuit Systems, Inc.+                                                                    7,300           219,292
Integrated Device Technology, Inc.+                                                                    898            11,153
International Rectifier Corp.+                                                                         477            17,859
Intersil Corp., Class A+                                                                             1,087            25,871
L-3 Communications Holdings, Inc.+                                                                     526            22,750
LSI Logic Corp.+                                                                                     3,234            29,074
Micron Technology, Inc.+                                                                             4,409            59,169
Molex, Inc.                                                                                            211             6,032
National Semiconductor Corp.+                                                                          400            12,916
Novellus Systems, Inc.+                                                                                405            13,669
PerkinElmer, Inc.                                                                                      937            14,345
Sanmina-SCI Corp.+                                                                                   4,078            39,557
Solectron Corp.+                                                                                     6,269            36,674
Tech Data Corp.+                                                                                     3,671           113,250
Tektronix, Inc.+                                                                                       892            22,077
Thermo Electron Corp.+                                                                               1,849            40,123
Vishay Intertechnology, Inc.+                                                                        2,305            40,384

INTERNET CONTENT -- 0.0%
Avocent Corp.+                                                                                         101             3,059
Mindspeed Technologies, Inc.+                                                                            1                 6

TELECOMMUNICATIONS -- 1.7%
3Com Corp.+                                                                                          5,229            30,851
ADC Telecommunications, Inc.+                                                                        6,411            14,938
Advanced Fibre Communication, Inc.+                                                                    735            15,413
Avaya, Inc.+                                                                                         5,503            59,983
CenturyTel, Inc.                                                                                     9,365           317,380
CIENA Corp.+                                                                                         3,064            18,108
Citizens Communications Co.+                                                                         4,091            45,860
Comverse Technology, Inc.+                                                                           1,088            16,276
Corning, Inc.+                                                                                       9,356            88,133
Crown Castle International Corp.+                                                                      671             6,314
Harris Corp.                                                                                           664            23,765
IDT Corp.+                                                                                             441             7,797
Level 3 Communications, Inc.+                                                                        5,333            28,905
Lucent Technologies, Inc.+                                                                          59,703           128,958
NTL, Inc.+                                                                                             630            29,686
PanAmSat Corp.+                                                                                        422             6,111

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Qwest Communications International, Inc.+                                                           15,220   $        51,748
Scientific-Atlanta, Inc.                                                                             2,025            63,079
Telephone and Data Systems, Inc.                                                                       486            27,478
Tellabs, Inc.+                                                                                      32,858           223,106
United States Cellular Corp.+                                                                          130             3,783
Valassis Communications, Inc.+                                                                         587            15,497
West Corp.+                                                                                             14               333
                                                                                                             ---------------
                                                                                                                   5,134,982
                                                                                                             ---------------

MATERIALS -- 10.7%

CHEMICALS -- 4.5%
Airgas, Inc.                                                                                           862            15,344
Ashland, Inc.                                                                                          985            32,357
Cabot Corp.                                                                                            842            24,005
Crompton Corp.                                                                                      45,600           264,936
Cytec Industries, Inc.+                                                                                556            20,294
Eastman Chemical Co.                                                                                19,917           667,220
Engelhard Corp.                                                                                      1,654            45,766
IMC Global, Inc.                                                                                    45,800           293,578
International Flavors & Fragrances, Inc.                                                               366            12,107
Lubrizol Corp.                                                                                         743            24,110
Lyondell Chemical Co.                                                                                1,830            23,387
Potash Corp. of Saskatchewan, Inc.                                                                   9,600           677,280
PPG Industries, Inc.                                                                                 2,449           127,887
Praxair, Inc.                                                                                        9,832           609,092
Rohm and Haas Co.                                                                                    2,278            76,199
RPM, Inc.                                                                                            1,668            21,784
ServiceMaster Co.                                                                                    4,314            44,262
Sigma-Aldrich Corp.                                                                                    559            29,035
Solutia, Inc.                                                                                       62,700           250,173
Valspar Corp.                                                                                          684            31,909

FOREST PRODUCTS -- 4.0%
Bemis Co.                                                                                              677            29,991
Boise Cascade Corp.                                                                                    559            15,429
Bowater, Inc.                                                                                          744            31,293
Georgia-Pacific Corp.                                                                               34,039           825,105
MeadWestvaco Corp.                                                                                  21,092           537,846
Owens-Illinois, Inc.+                                                                                1,544            17,633
Packaging Corp. of America+                                                                         17,778           345,249
Pactiv Corp.+                                                                                       29,140           590,959
Plum Creek Timber Co., Inc.                                                                          8,344           212,271
Rayonier, Inc.                                                                                         602            24,441
Smurfit-Stone Container Corp.+                                                                       3,541            53,044
Sonoco Products Co.                                                                                 12,160           266,912
Temple-Inland, Inc.                                                                                    672            32,626

METALS & MINERALS -- 2.0%
Ball Corp.                                                                                           8,617           465,318
Carlisle Cos., Inc.                                                                                  3,942           171,950
Florida Rock Industries, Inc.                                                                          235            11,656
Lafarge North America, Inc.                                                                            463            16,112

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)

METALS & MINERALS (CONTINUED)
Martin Marietta Materials, Inc.                                                                        706   $        25,734
Nucor Corp.                                                                                          6,053           277,712
Phelps Dodge Corp.+                                                                                    668            31,262
Southern Peru Copper Corp.                                                                             107             2,367
Timken Co.                                                                                          24,815           378,181
United States Steel Corp.                                                                            1,489            27,368
Vulcan Materials Co.                                                                                 1,295            51,683
Worthington Industries, Inc.                                                                           538             6,757

PLASTIC -- 0.2%
Sealed Air Corp.+                                                                                    3,700           174,751
                                                                                                             ---------------
                                                                                                                   7,914,375
                                                                                                             ---------------

REAL ESTATE -- 5.9%

REAL ESTATE COMPANIES -- 0.1%
Catellus Development Corp.+                                                                          1,261            30,831
Forest City Enterprises, Inc., Class A                                                                 418            18,288
LNR Property Corp.                                                                                     215             8,804

REAL ESTATE INVESTMENT TRUSTS -- 5.8%
AMB Property Corp.                                                                                   1,088            33,521
Annaly Mtg. Management, Inc.                                                                         1,356            22,266
Apartment Investment & Management Co., Class A                                                       4,654           183,181
Archstone-Smith Trust                                                                                2,629            69,353
Arden Realty, Inc.                                                                                     819            22,866
Avalonbay Communities, Inc.                                                                          6,473           302,936
Boston Properties, Inc.                                                                              1,001            43,513
BRE Properties, Inc., Class A                                                                          664            21,899
Camden Property Trust                                                                                  486            18,677
CarrAmerica Realty Corp.                                                                               749            22,358
CBL & Associates Properties, Inc.                                                                      302            15,070
CenterPoint Properties Corp.                                                                           335            22,817
Chelsea Property Group, Inc.                                                                           363            17,388
Cousins Properties, Inc.                                                                               351             9,740
Crescent Real Estate Equities Co.                                                                    1,129            16,371
Developers Diversified Realty Corp.                                                                  1,089            32,528
Duke Realty Corp.                                                                                    1,953            57,028
Equity Residential                                                                                   3,933           115,158
Federal Realty Investment Trust                                                                        631            23,259
Friedman Billings Ramsey Group                                                                         150             2,588
General Growth Properties, Inc.                                                                        907            65,032
Health Care Property Investors, Inc.                                                                 3,080           143,836
Healthcare Realty Trust, Inc.                                                                       13,106           419,130
Highwoods Properties, Inc.                                                                           5,500           131,230
Hospitality Properties Trust                                                                           845            29,643
Host Marriott Corp.+                                                                                42,320           454,094
HRPT Properties Trust                                                                                2,052            18,755
iStar Financial, Inc.                                                                               17,060           664,487
Kimco Realty Corp.                                                                                   1,330            54,490
Liberty Property Trust                                                                               6,853           253,424
Macerich Co.                                                                                           758            28,614
Mack-Cali Realty Corp.                                                                                 832            32,614

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Mills Corp.                                                                                            339   $        13,340
New Plan Excel Realty Trust, Inc.                                                                    1,401            32,643
Pan Pacific Retail Properties, Inc.                                                                    575            24,725
Prentiss Properties Trust                                                                            9,100           282,100
ProLogis                                                                                             2,356            71,269
Public Storage, Inc.                                                                                 4,939           193,757
Realty, Income Corp.                                                                                   505            20,023
Regency Centers Corp.                                                                                  377            13,892
Rouse Co.                                                                                            1,115            46,495
Shurgard Storage Centers, Inc., Class A                                                                638            22,521
Simon Property Group, Inc.                                                                           1,896            82,628
Thornburg Mtg., Inc.                                                                                   860            21,784
Trizec Properties, Inc.                                                                              1,176            14,418
United Dominion Realty Trust, Inc.                                                                   1,621            29,681
Vornado Realty Trust                                                                                 1,158            55,630
Weingarten Realty Investors, Inc.                                                                      663            29,835
                                                                                                             ---------------
                                                                                                                   4,360,530
                                                                                                             ---------------

UTILITIES -- 8.2%

ELECTRIC UTILITIES -- 7.4%
Allete, Inc.                                                                                         1,243            34,033
Alliant Energy Corp.                                                                                 1,560            34,320
Ameren Corp.                                                                                        15,627           670,555
Calpine Corp.+                                                                                       5,149            25,179
Centerpoint Energy, Inc.                                                                             3,915            35,901
Cinergy Corp.                                                                                        5,641           207,025
CMS Energy Corp.                                                                                    41,000           302,170
Consolidated Edison, Inc.                                                                            3,222           131,329
Constellation Energy Group, Inc.                                                                     2,386            85,371
DPL, Inc.                                                                                            1,826            31,316
DQE, Inc.                                                                                            1,080            16,675
DTE Energy Co.                                                                                       2,424            89,421
Edison International+                                                                                4,105            78,406
Energy East Corp.                                                                                   28,556           640,511
Entergy Corp.                                                                                        5,777           312,825
FirstEnergy Corp.                                                                                   11,996           382,672
FPL Group, Inc.                                                                                      3,617           228,594
Great Plains Energy, Inc.                                                                              998            30,259
Hawaiian Electric Industries, Inc.                                                                     536            23,332
MDU Resources Group, Inc.                                                                            1,071            36,178
NiSource, Inc.                                                                                      16,884           337,342
Northeast Utilities                                                                                 26,528           475,382
NSTAR                                                                                                  765            36,338
OGE Energy Corp.                                                                                     1,143            25,820
Pepco Holdings, Inc.                                                                                 2,260            39,053
PG&E Corp.+                                                                                         13,205           315,599
Pinnacle West Capital Corp.                                                                          5,700           202,350
PPL Corp.                                                                                            9,821           402,170
Public Service Enterprise Group, Inc.                                                                3,260           136,920
TXU Corp.                                                                                            4,651           109,578
XTO Energy, Inc.                                                                                     1,066            22,375

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES -- 0.8%
AGL Resources, Inc.                                                                                    914   $        25,747
Dynegy, Inc., Class A                                                                                3,974            14,306
El Paso Corp.                                                                                        8,646            63,116
Equitable Resources, Inc.                                                                            5,001           205,541
KeySpan Corp.                                                                                        2,270            79,631
Kinder Morgan, Inc.                                                                                    261            14,097
National Fuel Gas Co.                                                                                  947            21,639
Nicor, Inc.                                                                                            635            22,314
Oneok, Inc.                                                                                          1,289            25,999
Peoples Energy Corp.                                                                                   520            21,518
Philadelphia Suburban Corp.                                                                            983            23,671
Piedmont Natural Gas Co., Inc.                                                                         451            17,589
Questar Corp.                                                                                        1,193            36,756
                                                                                                             ---------------
                                                                                                                   6,070,923
                                                                                                             ---------------
TOTAL COMMON STOCK (cost $65,967,378)                                                                             69,852,833
                                                                                                             ---------------

EXCHANGE-TRADED FUNDS -- 1.3%

FINANCE -- 1.3%

FINANCIAL SERVICES -- 1.3%
iShares Russell Midcap Value Index Fund (cost $993,653)@                                            12,100           983,851
                                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $66,961,031)                                                                    70,836,684
                                                                                                             ---------------

                                                                                              PRINCIPAL
SHORT-TERM SECURITIES -- 0.9%                                                                   AMOUNT
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 0.8%

Federal Home Loan Bank Cons. Disc. Notes 0.95% due 10/1/03@                                $       600,000           600,000
                                                                                                             ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.1%

United States Treasury Bills 0.92% due 12/18/03@                                                    75,000            74,853
                                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $674,851)                                                                          674,853
                                                                                                             ---------------

                                                                                              PRINCIPAL
REPURCHASE AGREEMENTS -- 3.4%                                                                  AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing interest at 0.83%, dated 9/30/03, to be repurchased 10/01/03 in the amount of $800,018 and collateralized by $795,000 of United States Treasury Bonds, bearing interest
  at 3.38%, due 4/30/04 and having an approximate value of $818,949                        $       800,000   $       800,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.40%, dated 9/30/03, to be repurchased 10/01/03 in the amount of $1,140,013 and collateralized by $980,000 of United States Treasury Bonds, bearing interest
  at 6.38%, due 8/15/27 and having an approximate value of $1,162,927                            1,140,000         1,140,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 9/30/03, to be repurchased 10/01/03 in the amount of $586,006 and collateralized by $415,000 of United States Treasury Bonds, bearing interest
  at 8.75%, due 5/15/27 and having an approximate value of $604,572                                586,000           586,000
                                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $2,526,000)                                                                      2,526,000
                                                                                                             ---------------

TOTAL INVESTMENTS --
   (cost $70,161,882)(See Note 3)                                                 100.2%                          74,037,537
Liabilities in excess of other assets --                                           (0.2)                            (159,385)
                                                                                  -----                      ---------------
NET ASSETS --                                                                     100.0%                     $    73,878,152
                                                                                  =====                      ===============

----------
+   Non-income producing securities.
@ The security or a portion thereof represents collateral for open futures contracts.
#   Security represents an investment in an affiliated company.

OPEN FUTURES CONTRACTS

                                                                                          VALUE AS OF           UNREALIZED
NUMBER OF                                        EXPIRATION             VALUE AT         SEPTEMBER 30,         APPRECIATION/
CONTRACTS         DESCRIPTION                       DATE               TRADE DATE            2003             (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
  5 Long          S&P MidCap 400 Index          December 2003         $  1,304,413        $ 1,275,875           $  (28,538)
                                                                                                                ==========

See Notes to Financial Statements.

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO                   INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

COMMON STOCK -- 91.2%                                                                             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.6%

APPAREL & TEXTILES -- 2.4%
Cherokee, Inc.+                                                                                        160   $         3,392
Coach, Inc.+                                                                                         3,700           202,020
Deb Shops, Inc.                                                                                        113             2,074
DHB Industries, Inc.+                                                                                  527             2,292
Ellis Perry International, Inc.+                                                                        76             2,170
Finish Line, Inc., Class A+                                                                            455            11,966
Foot Locker, Inc.                                                                                   13,200           213,840
Footstar, Inc.+                                                                                        497             3,360
Fossil, Inc.+                                                                                        7,930           192,144
G & K Services, Inc., Class A                                                                        3,443           120,505
Genesco, Inc.+                                                                                         567             9,106
Goody's Family Clothing, Inc.                                                                          480             4,733
Guess?, Inc.+                                                                                          188             1,673
Hampshire Group, Ltd.+                                                                                  51             1,624
Hot Topic, Inc.+                                                                                     5,030           113,376
Jo-Ann Stores, Inc., Class A+                                                                          396            11,048
K-Swiss, Inc., Class A                                                                                 314            11,301
Kellwood Co.                                                                                           684            22,880
Kenneth Cole Productions, Inc., Class A                                                              3,947           103,056
Maxwell Shoe Co., Inc., Class A+                                                                       357             5,127
Mothers Work, Inc.+                                                                                    107             3,247
Oakley, Inc.+                                                                                          646             6,460
Oshkosh B' Gosh, Inc., Class A                                                                         205             5,273
Oxford Industries, Inc.                                                                                144             9,245
Phillips-Van Heusen                                                                                    651             9,771
Quiksilver, Inc.+                                                                                   11,316           180,490
Russell Corp.                                                                                          687            11,198
Skechers USA, Inc., Class A+                                                                           485             3,599
Steven Madden, Ltd.+                                                                                   260             4,932
Stride Rite Corp.                                                                                      961            10,379
Timberland Co., Class A+                                                                             2,300            98,118
Unifi, Inc.+                                                                                         1,064             5,107
UniFirst Corp.                                                                                         234             5,532
Vans, Inc.+                                                                                            469             5,112
Warnaco Group, Inc.+                                                                                   903            14,078
Weyco Group, Inc.                                                                                       49             2,425
Wolverine World Wide, Inc.                                                                           1,041            20,195

AUTOMOTIVE -- 1.0%
A.S.V., Inc.+                                                                                          172             3,284
Aftermarket Technology Corp.+                                                                          367             4,187
Americas Car Mart, Inc.+                                                                               106             3,175
Asbury Automotive Group, Inc.+                                                                         316             5,261
Autobytel, Inc.+                                                                                       743             7,073
Bandag, Inc.                                                                                           297            10,018
Collins & Aikman Corp+                                                                                 817             2,761

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)

AUTOMOTIVE (CONTINUED)
Cooper Tire & Rubber Co.                                                                             1,706   $        27,074
CSK Auto Corp.+                                                                                        867            13,369
Dollar Thrifty Automotive Group, Inc.+                                                                 599            13,609
Dura Automotive Systems, Inc.+                                                                         397             3,779
Goodyear Tire & Rubber Co.                                                                           3,935            25,853
Group 1 Automotive, Inc.+                                                                            4,825           166,656
Keystone Automotive Industries, Inc.+                                                                  299             6,488
Lithia Motors, Inc., Class A                                                                           338             6,750
Midas, Inc.+                                                                                           366             4,817
Modine Manufacturing Co.                                                                               605            14,399
Monro Muffler Brake, Inc.+                                                                             164             4,854
O'Reilly Automotive, Inc.+                                                                           3,400           125,018
Pep Boys-Manny, Moe & Jack                                                                           1,253            19,171
Raytech Corp.+                                                                                         186               653
Sonic Automotive, Inc.                                                                                 710            17,083
Sports Resorts International, Inc.+                                                                     37               188
Standard Motor Products, Inc.                                                                          118             1,192
Strattec Security Corp.+                                                                                84             4,003
Superior Industries International, Inc.                                                                582            23,600
Tenneco Automotive, Inc.+                                                                            1,093             6,875
Tower Automotive, Inc.+                                                                              1,468             6,606
United Auto Group, Inc.+                                                                               410             9,430
Visteon Corp.                                                                                        3,411            22,513
Wabash National Corp.+                                                                                 669            10,671

HOUSING & HOUSEHOLD DURABLES -- 0.5%
Applica, Inc.                                                                                          498             3,013
Bassett Furniture Industries, Inc.                                                                     261             3,537
Libbey, Inc.                                                                                           321             8,927
M/I Schottenstein Homes, Inc.                                                                          268            10,632
MDC Holdings, Inc.                                                                                   3,001           162,054
Meritage Corp.+                                                                                        235            11,104
Modtech Holdings, Inc.+                                                                                203             1,612
National Presto Industries, Inc.                                                                       122             4,189
NCI Building Systems, Inc.+                                                                            489             9,731
O'Sullivan Industries Holdings, Inc.+                                                                  183                73
Oneida, Ltd.                                                                                           379             1,167
Palm Harbor Homes, Inc.+                                                                               448             7,674
Select Comfort Corp.+                                                                                  511            13,542
Skyline Corp.                                                                                          156             4,995
Standard Pacific Corp.                                                                                 840            31,836
Stanley Furniture Co., Inc.                                                                            122             3,722
Technical Olympic USA, Inc.+                                                                            56             1,540
Walter Industries, Inc.                                                                                566             6,073
WCI Communities, Inc.+                                                                                 440             7,260
Winnebago Industries, Inc.                                                                             324            14,444

RETAIL -- 4.7%
1-800 Contacts, Inc.+                                                                                  137             2,765
1-800-FLOWERS.COM, Inc., Class A+                                                                    6,990            52,565
7-Eleven, Inc.+                                                                                        600             8,238
A. C. Moore Arts & Crafts, Inc.+                                                                       329             7,330
Aaon, Inc.+                                                                                            234             3,842

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Action Performance Cos., Inc.                                                                          401   $         9,800
Advanced Marketing Services, Inc.                                                                      381             3,894
Aeropostale, Inc.+                                                                                   3,797           102,709
American Eagle Outfitters, Inc.+                                                                     1,362            20,239
American Woodmark Corp.                                                                                143             6,401
AnnTaylor Stores Corp.+                                                                              1,098            35,290
Bebe Stores, Inc.+                                                                                     122             3,306
Big 5 Sporting Goods Corp.+                                                                            333             5,088
BJ's Wholesale Club, Inc.+                                                                           1,710            33,123
Blair Corp.                                                                                            172             3,578
Blue Rhino Corp.+                                                                                      286             3,169
Bombay Co., Inc.+                                                                                      877             8,638
Boyds Collection, Ltd.+                                                                                494             2,228
Brookstone, Inc.+                                                                                      315             6,246
Brown Shoe Co., Inc.                                                                                   462            14,645
Buckle, Inc.+                                                                                          195             3,756
Burlington Coat Factory Warehouse Corp.                                                                477             8,920
Casey's General Stores, Inc.                                                                         1,155            16,205
Cash America International, Inc.                                                                       632            10,365
Casual Male Retail Group, Inc.+                                                                        788             5,823
Cato Corp., Class A                                                                                    434             8,754
Charlotte Russe Holding, Inc.+                                                                         296             3,046
Charming Shoppes, Inc.+                                                                              2,660            15,189
Children's Place Retail Stores, Inc.+                                                                  326             5,591
Christopher & Banks Corp.                                                                            7,716           184,104
Coldwater Creek, Inc.+                                                                                 307             3,015
Cole National Corp.+                                                                                   312             3,888
Cost Plus, Inc.+                                                                                     4,708           173,819
Department 56, Inc.+                                                                                   322             4,089
Dicks Sporting Goods, Inc.+                                                                            330            12,322
Dillard's, Inc., Class A                                                                             1,470            20,551
Dress Barn, Inc.+                                                                                      495             6,781
Duane Reade, Inc.+                                                                                     563             8,980
Electronics Boutique Holdings Corp.+                                                                 4,047           115,623
Finlay Enterprises, Inc.+                                                                              161             2,339
Fred's, Inc.                                                                                         1,007            33,191
Friedman's, Inc., Class A                                                                              441             6,152
Galyans Trading Co., Inc.+                                                                             174             1,777
GameStop Corp.+                                                                                      7,949           126,389
Guitar Center, Inc.+                                                                                   351            11,288
Gymboree Corp.+                                                                                        767            10,807
Hancock Fabrics, Inc.                                                                                  378             5,965
Haverty Furniture Cos., Inc.                                                                           412             7,531
Hibbett Sporting Goods, Inc.+                                                                          284             6,793
Hollywood Entertainment Corp.+                                                                       1,387            23,579
HomeStore, Inc.+                                                                                     2,268             6,282
Insight Enterprises, Inc.+                                                                           1,204            18,325
InterTAN, Inc.+                                                                                        530             4,849
J. Jill Group, Inc.+                                                                                   448             5,152
Jos. A. Bank Clothiers, Inc.+                                                                          115             5,057
Kirklands, Inc.+                                                                                       280             4,488
Linens' N Things, Inc.+                                                                              7,051           167,673

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Longs Drug Stores Corp.                                                                                682   $        13,729
Martha Stewart Living Omnimedia, Inc., Class A+                                                        316             2,923
Men's Wearhouse, Inc.+                                                                                 905            23,213
Movado Group, Inc.                                                                                     192             4,205
Movie Gallery, Inc.+                                                                                   631            12,399
MSC Industrial Direct Co., Inc., Class A                                                             4,600            95,910
Nautilus Group, Inc.                                                                                   743             9,377
NetFlix, Inc.+                                                                                       4,776           160,521
Noland Co.                                                                                              16               546
Nu Skin Enterprises, Inc., Class A                                                                     830            10,582
OfficeMax, Inc.+                                                                                     3,242            30,378
Pacific Sunwear of California+                                                                      13,480           278,497
Pantry, Inc.+                                                                                          138             1,668
Party City Corp.+                                                                                      261             3,231
Pathmark Stores, Inc.+                                                                                 705             4,914
Payless ShoeSource, Inc.+                                                                            1,773            22,943
PC Connection, Inc.+                                                                                   174             1,636
Petco Animal Supplies, Inc.+                                                                           934            29,141
Pier 1 Imports, Inc.                                                                                 9,000           173,160
RC2 Corp.+                                                                                             349             6,704
Restoration Hardware, Inc.+                                                                            499             2,899
Rex Stores Corp.+                                                                                      186             2,427
Ruddick Corp.                                                                                          851            13,225
School Specialty, Inc.+                                                                                424            11,961
Sharper Image Corp.+                                                                                   244             5,627
Shoe Carnival, Inc.+                                                                                   181             2,588
ShopKo Stores, Inc.+                                                                                   714            10,710
Smart & Final, Inc.+                                                                                   321             2,006
Sports Authority, Inc.+                                                                                525            16,516
Stage Stores, Inc.+                                                                                    383             9,759
Stein Mart, Inc.+                                                                                      538             2,943
Summit America Television, Inc.+                                                                       930             2,706
TBC Corp.+                                                                                             438            10,972
Too, Inc.+                                                                                             890            13,110
Topps Co., Inc.                                                                                        814             7,936
Tractor Supply Co.+                                                                                    759            24,903
Trans World Entertainment Corp.+                                                                       356             2,011
Tuesday Morning Corp.+                                                                                 357             9,935
Tweeter Home Entertainment Group, Inc.+                                                                521             4,001
Ultimate Electronics, Inc.+                                                                            286             2,714
Urban Outfitters, Inc.+                                                                                640            16,678
Weis Markets, Inc.                                                                                     292             9,931
West Marine, Inc.+                                                                                     311             5,925
Wet Seal, Inc., Class A+                                                                               581             5,839
Whitehall Jewellers, Inc.+                                                                             275             3,083
Wild Oats Markets, Inc.+                                                                               646             7,061
Williams-Sonoma, Inc.+                                                                               6,300           169,974
Wilsons The Leather Experts, Inc.+(1)                                                                  450             3,596
World Fuel Services Corp.                                                                              245             6,877
Yankee Candle Co., Inc.+                                                                               813            20,715
Zale Corp.+                                                                                            794            35,262
                                                                                                             ---------------
                                                                                                                   5,031,502
                                                                                                             ---------------

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 1.4%

FOOD, BEVERAGE & TOBACCO -- 1.0%
American Italian Pasta Co., Class A+                                                                   388   $        15,012
Boston Beer Co., Inc., Class A+                                                                        191             3,041
Campbell Soup Co.                                                                                    6,600           174,900
Central European Distribution Corp.+                                                                   181             4,950
Chiquita Brands International, Inc.+                                                                   898            15,895
Coca-Cola Bottling Co.                                                                                  94             4,714
Corn Products International, Inc.                                                                      940            29,939
DIMON, Inc.                                                                                          1,082             7,466
Emerson Radio Corp.+                                                                                   430             1,612
Farmer Brothers Co.                                                                                     21             6,727
Flowers Foods, Inc.                                                                                    817            18,628
Great Atlantic & Pacific Tea Co., Inc.+                                                                385             3,122
Green Mountain Coffee, Inc.+                                                                            92             1,823
Hain Celestial Group, Inc.+                                                                            577            10,461
Horizon Organic Holding Corp.+                                                                         164             3,926
Ingles Markets, Inc., Class A                                                                          222             2,176
International Multifoods Corp.+                                                                        458            10,694
Interstate Bakeries Corp.                                                                            1,169            17,535
J & J Snack Foods Corp.+                                                                               160             5,568
John B. Sanfilippo & Son, Inc.+                                                                        139             2,955
Lance, Inc.                                                                                            644             6,401
M & F Worldwide Corp.+                                                                                 265             2,552
Maui Land & Pineapple Co., Inc.+                                                                        80             2,069
Nash Finch Co.                                                                                         291             4,510
National Beverage Corp.+                                                                                85             1,284
Peets Coffee And Tea, Inc.+                                                                            274             5,357
Pilgrims Pride Corp., Class B                                                                          394             4,925
Ralcorp Holdings, Inc.+                                                                                753            20,858
Riviana Foods, Inc.                                                                                    156             4,430
Robert Mondavi Corp., Class A+                                                                         244             7,559
Sanderson Farms, Inc.                                                                                  135             4,247
Seaboard Corp.                                                                                          11             2,366
Sensient Technologies Corp.                                                                          1,034            21,714
Standard Commercial Corp.                                                                              258             4,747
United Natural Foods, Inc.+                                                                          2,999            99,537
Universal Corp.                                                                                        642            27,047
Vector Group, Ltd.                                                                                     606             8,726

HOUSEHOLD & PERSONAL PRODUCTS -- 0.4%
American Greetings Corp., Class A+                                                                   1,498            29,106
Central Garden & Pet Co.+                                                                              412            10,761
Chattem, Inc.+                                                                                         369             5,122
CSS Industries, Inc.                                                                                   133             3,425
Del Laboratories, Inc.+                                                                                119             3,362
Elizabeth Arden, Inc.+                                                                                 317             5,224
Genlyte Group, Inc.+                                                                                   313            13,935
Hooker Furniture Corp.                                                                                  78             2,728
Inter Parfums, Inc.                                                                                     88               880
Jarden Corp.+                                                                                          373            14,081
Kimball International, Inc., Class B                                                                   574             8,415
Nature's Sunshine Products, Inc.                                                                       239             1,984
NBTY, Inc.+                                                                                          4,044            94,427

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)

HOUSEHOLD & PERSONAL PRODUCTS (CONTINUED)
Playtex Products, Inc.+                                                                                773   $         4,607
Rayovac Corp.+                                                                                         848            12,381
Rent-Way, Inc.+                                                                                        551             2,959
Revlon, Inc., Class A+                                                                                 206               548
Russ Berrie & Co., Inc.                                                                                242             8,153
Tupperware Corp.                                                                                     1,357            18,156
WD-40 Co.                                                                                              432            13,690
                                                                                                             ---------------
                                                                                                                     823,417
                                                                                                             ---------------

EDUCATION -- 2.0%

EDUCATION -- 2.0%
Apollo Group, Inc., Class A+                                                                         3,700           244,311
Corinthian Colleges, Inc.+                                                                           2,600           148,616
Education Management Corp.+                                                                          2,700           155,709
ITT Educational Services, Inc.+                                                                      5,700           273,144
Learning Tree International, Inc.+                                                                     236             3,958
Renaissance Learning, Inc.+                                                                            199             4,696
Strayer Education, Inc.                                                                              2,177           210,538
Sylvan Learning Systems, Inc.+                                                                       4,571           124,697
                                                                                                             ---------------
                                                                                                                   1,165,669
                                                                                                             ---------------

ENERGY -- 3.2%

ENERGY SERVICES -- 1.8%
Atwood Oceanics, Inc.+                                                                                 206             4,942
BJ Services Co.+                                                                                     8,000           273,360
CAL Dive International, Inc.+                                                                          915            17,788
CARBO Ceramics, Inc.                                                                                   268             9,691
Lufkin Industries, Inc.                                                                                144             3,456
Matrix Service Co.+                                                                                    208             3,694
Nabors Industries, Ltd.+                                                                             6,500           242,190
Newpark Resources, Inc.+                                                                             1,895             8,148
Oceaneering International, Inc.+                                                                       586            13,783
Parker Drilling Co.+                                                                                 2,263             5,341
Pride International, Inc.+                                                                           5,900           100,005
Research Frontiers, Inc.+                                                                              260             2,982
Resource America, Inc., Class A                                                                        385             4,574
RPC, Inc.                                                                                              251             2,510
SEACOR SMIT, Inc.+                                                                                     444            16,059
SEMCO Energy, Inc.                                                                                     494             2,272
Sierra Pacific Resources+                                                                            3,056            14,822
South Jersey Industries, Inc.                                                                          323            12,226
Southern Union Co.+                                                                                  1,261            21,437
Southwest Gas Corp.                                                                                    799            18,137
Southwestern Energy Co.+                                                                               927            16,779
Spinnaker Exploration Co.+                                                                             644            15,456
St. Mary Land & Exploration Co.                                                                        733            18,560
Stone Energy Corp.+                                                                                    590            20,815
Superior Energy Services, Inc.+                                                                      1,253            12,279
Swift Energy Co.+                                                                                      669             9,440
Tesoro Petroleum Corp.+                                                                              1,507            12,749
TETRA Technologies, Inc.+                                                                              520            10,722

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)
Tom Brown, Inc.+                                                                                       823   $        21,151
TransMontaigne, Inc.+                                                                                  450             2,682
UIL Holding Corp.                                                                                      305            10,672
Unisource Energy Corp.                                                                                 742            14,113
Unit Corp.+                                                                                            858            16,165
Universal Compression Holdings, Inc.+                                                                  441             9,490
Veritas DGC, Inc.+                                                                                     803             6,408
Vintage Petroleum, Inc.                                                                              1,290            14,035
W-H Energy Services, Inc.+                                                                             580            10,324
Weststar Energy, Inc.                                                                                1,745            32,195

ENERGY SOURCES -- 1.4%
Berry Petroleum Co., Class A                                                                           403             7,367
Cabot Oil & Gas Corp.                                                                                  654            17,004
Cimarex Energy Co.+                                                                                  1,083            21,227
Clayton Williams Energy, Inc.+                                                                          89             1,678
Comstock Resources, Inc.+                                                                              743             9,926
Denbury Resources, Inc.+                                                                               893            11,037
Dril-Quip, Inc.+                                                                                       161             2,721
Encore Aquisition Co.+                                                                                 220             4,741
Energy Partners, Ltd.+                                                                                 549             6,105
ENSCO International, Inc.                                                                            1,300            34,866
Evergreen Resources, Inc.+                                                                           1,010            27,270
Forest Oil Corp.+                                                                                    1,052            25,195
Frontier Oil Corp.                                                                                     681            10,011
FuelCell Energy, Inc.+                                                                                 887            10,378
Global Industries, Ltd.+                                                                             1,856             8,445
GlobalSantaFe Corp.                                                                                  6,600           158,070
Grey Wolf, Inc.+                                                                                     4,393            15,288
Gulf Islands Fabrication, Inc.+                                                                        184             2,767
Hanover Compressor Co.+                                                                              1,352            13,385
Harvest Natural Resources, Inc.+                                                                       918             5,646
Holly Corp.                                                                                            257             6,368
Horizon Offshore, Inc.+                                                                                689             2,832
Houston Exploration Co.+                                                                               356            12,496
Hydril Co.+                                                                                            359             7,273
KCS Energy, Inc.+                                                                                      888             6,038
Key Energy Services, Inc.+                                                                          11,300           109,045
KFX, Inc.+                                                                                             654             3,283
Magnum Hunter Resources, Inc.+                                                                       1,754            14,014
Massey Energy Co.                                                                                    1,604            21,333
McMoRan Exploration Co.+                                                                               306             3,207
Meridian Resource Corp.+                                                                               918             3,957
North Coast Energy, Inc.+                                                                               57               712
Nuevo Energy Co.+                                                                                      457             8,304
Oil States International, Inc.+                                                                        662             8,401
Patina Oil & Gas Corp.                                                                               4,078           147,787
Penn Virginia Corp.                                                                                    188             8,310
Petrocorp, Inc.+                                                                                       139             1,871
Petroleum Development Corp.+                                                                           408             4,888
Plains Exploration & Production Co.+                                                                 1,000            12,470
Plains Resources, Inc.+                                                                                523             6,511

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Plug Power, Inc.+                                                                                      606   $         3,121
Prima Energy Corp.+                                                                                    232             5,858
Quicksilver Resources, Inc.+                                                                           293             7,158
Range Resources Corp.+                                                                               1,366             9,343
Remington Oil & Gas Corp.+                                                                             547             9,928
                                                                                                             ---------------
                                                                                                                   1,849,087
                                                                                                             ---------------

FINANCE -- 9.7%

BANKS -- 4.8%
1st Source Corp.                                                                                       331             6,325
ABC Bancorp                                                                                            245             3,824
Alabama National Bancorp.                                                                              253            12,018
Allegiant Bancorp, Inc.                                                                                334             6,747
AMCORE Financial, Inc.                                                                                 648            16,304
American National Bankshares, Inc.                                                                     119             2,971
Americanwest Bancorp.+                                                                                 239             4,383
Anchor BanCorp Wisconsin, Inc.                                                                         542            12,726
BancFirst Corp.                                                                                         93             4,929
Banctrust Financial Group, Inc.                                                                        174             2,627
Bank Mutual Corp.                                                                                      273            11,589
Bank of the Ozarks, Inc.                                                                               125             5,564
BankAtlantic Bancorp, Inc., Class A                                                                  1,097            15,632
Bankrate, Inc.+                                                                                        147             2,055
Bankunited Financial Corp., Class A+                                                                   743            15,662
Banner Corp.                                                                                           255             5,279
Bay View Capital Corp.+                                                                              1,660            10,076
Boston Private Financial Holdings, Inc.                                                                523            12,322
Brookline Bancorp, Inc.                                                                              1,504            22,139
Bryn Mawr Bank Corp.                                                                                    88             3,705
BSB Bancorp, Inc.                                                                                      215             5,958
Camden National Corp.                                                                                  202             5,961
Capital City Bank Group, Inc.                                                                          222             8,472
Capital Corp.+                                                                                         128             4,125
Capitol Bancorp, Ltd.                                                                                  230             6,153
Cascade Bancorp                                                                                        329             5,593
Cathay Bancorp, Inc.                                                                                   404            17,877
Cavalry Bancorp, Inc.                                                                                  133             2,228
CB Bancshares, Inc.                                                                                    112             6,860
CCBT Financial Cos., Inc.                                                                              215             5,397
Center Bancorp, Inc.                                                                                   196             3,150
Center Financial Corp.+                                                                                121             2,458
Central Coast Bancorp+                                                                                 205             3,462
Century Bancorp, Inc., Class A                                                                          76             2,541
Charter Financial Corp.                                                                                 94             2,900
Chemical Financial Corp.                                                                               617            19,096
Chittenden Corp.                                                                                       873            25,972
Citizens Banking Corp.                                                                               1,128            29,790
Citizens South Banking Corp.                                                                           232             3,431
City Bank                                                                                              210             6,743
City Holding Co.                                                                                       433            14,376
Coastal Financial Corp.                                                                                269             3,763

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

BANKS (CONTINUED)
Cobiz, Inc.                                                                                            214   $         3,430
Columbia Bancorp                                                                                       137             3,672
Columbia Bankcorp OR                                                                                   196             2,817
Columbia Banking Systems, Inc.                                                                         348             6,118
Commercial Bankshares, Inc.                                                                             87             2,607
Community Bank Northern VA                                                                             107             1,771
Community Bank Systems, Inc.                                                                           296            12,997
Community Banks, Inc.                                                                                  204             6,752
Community First Bankshares, Inc.                                                                       950            25,108
Community Trust Bancorp, Inc.                                                                          320             9,306
Corus Bankshares, Inc.                                                                                 201            10,754
CVB Financial Corp.                                                                                    860            16,340
Dime Community Bancshares                                                                              530            12,190
East-West Bancorp, Inc.                                                                                581            24,838
Eastern Virginia Bankshares, Inc.                                                                      125             3,494
Exchange National Bancshares, Inc.                                                                     108             3,742
Farmers Capital Bank Corp.                                                                             156             5,095
FFLC Bancorp, Inc.                                                                                     106             3,077
Fidelity Bankshares, Inc.                                                                              345             9,060
Financial Institutions, Inc.                                                                           217             4,741
First Bancorp NA                                                                                       194             5,434
First Busey Corp.                                                                                      225             5,805
First Charter Corp.                                                                                    777            15,229
First Citizens BancShares, Inc., Class A                                                               159            16,806
First Commonwealth Financial Corp.                                                                   1,540            20,266
First Community Bancorp                                                                                322            10,784
First Community Bancshares, Inc.                                                                       242             8,523
First Ctizens Banc Corp.                                                                               108             2,862
First Defiance Financial Corp.                                                                         126             2,936
First Essex Bancorp, Inc.                                                                              169             8,600
First Federal Capital Corp.                                                                            444             9,124
First Federal Financial Corp. KY                                                                        83             2,544
First Financial Bancorp                                                                                844            12,449
First Financial Bankshares, Inc.                                                                       356            13,158
First Financial Corp.                                                                                  173            10,449
First Financial Holdings, Inc.                                                                         329             9,923
First Indiana Corp.                                                                                    302             5,587
First Merchants Corp.                                                                                  479            12,272
First National Corp.                                                                                   191             5,062
First Niagara Financial Group, Inc.                                                                  1,845            27,859
First Oak Brook Bancshares, Inc.                                                                       154             3,835
First of Long Island Corp.                                                                              79             2,985
First Place Financial Corp.                                                                            313             5,556
First Republic Bankcorp, Inc.                                                                          271             8,355
First South Bancorp, Inc.                                                                               80             2,572
First State Bancorp.                                                                                   194             5,744
Firstbank Corp. MI                                                                                     140             4,438
FirstFed America Bancorp, Inc.                                                                         382             8,442
FirstFed Financial Corp.+                                                                              443            17,498
Flagstar Bancorp, Inc.                                                                                 762            17,488
Floridafirst Bancorp, Inc.                                                                             140             3,683
Flushing Financial Corp.                                                                               247             5,147

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

BANKS (CONTINUED)
FNB Corp.                                                                                              151   $         4,104
Foothill Independent Bancorp                                                                           120             2,550
Franklin Financial Corp.                                                                                86             2,658
Fremont General Corp.                                                                                1,588            20,183
Frontier Financial Corp.                                                                               393            11,751
GBC Bancorp                                                                                            195             7,478
German American Bancorp                                                                                232             4,074
Glacier Bancorp, Inc.                                                                                  466            12,782
Gold Banc Corp., Inc.                                                                                  918            11,135
Golden West Financial Corp.                                                                          2,600           232,726
Great Southern Bancorp, Inc.                                                                           145             5,643
Greater Bay Bancorp                                                                                  6,155           128,024
Greater Community Bancorp                                                                              133             2,101
Greene County Bancshares, Inc.                                                                         152             3,625
Hancock Holding Co.                                                                                    349            17,223
Hanmi Financial Corp.                                                                                  242             4,825
Harbor Florida Bancshares, Inc.                                                                        547            14,583
Harleysville National Corp.                                                                            620            14,489
Hawthorne Financial Corp.+                                                                             200             8,032
Hudson River Bancorp, Inc.                                                                             395            12,691
Humboldt Bancorp                                                                                       322             5,052
Iberiabank Corp.                                                                                       175             9,209
Independent Bank Corp. (MA)                                                                            307             7,862
Independent Bank Corp. (MI)                                                                            469            13,732
Integra Bank Corp.                                                                                     398             7,646
Interchange Financial Services Corp.                                                                   291             5,974
Irwin Financial Corp.                                                                                  406             9,866
Itla Capital Corp.+                                                                                    122             5,198
Klamath First Bancorp, Inc.                                                                            159             3,442
Lakeland Bancorp, Inc.                                                                                 312             4,976
Lakeland Financial Corp.                                                                               134             4,525
LNB Bancorp, Inc.                                                                                      122             2,462
Local Financial Corp.+                                                                                 450             8,051
LSB Bancshares, Inc.                                                                                   212             3,901
Macatawa Bank Corp.                                                                                    218             5,049
MAF Bancorp, Inc.                                                                                      582            22,232
Main Street Banks, Inc.                                                                                348             8,717
Mainsource Financial Group, Inc.                                                                       150             3,887
MASSBANK Corp.                                                                                          90             3,309
MCG Capital Corp.                                                                                      731            11,411
Mercantile Bankcorp                                                                                    125             4,150
Merchants Bancshares, Inc.                                                                              95             2,687
Mid-State Bancshares                                                                                   613            13,652
Midwest Banc Holdings, Inc.                                                                            279             6,202
Nara Bancorp, Inc.                                                                                     230             3,940
NASB Financial, Inc.                                                                                    72             2,405
National Bankshares, Inc.                                                                               91             3,967
National Penn Bancshares, Inc.                                                                         568            15,707
NBT Bancorp, Inc.                                                                                      845            17,111
Northwest Bancorp, Inc.                                                                                287             5,272
OceanFirst Financial Corp.                                                                             163             4,080
Old Second Bancorp, Inc.                                                                               192             8,256

                                       166
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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

BANKS (CONTINUED)
Omega Financial Corp.                                                                                  206   $         6,798
Oriental Financial Group                                                                               344             8,345
PAB Bankshares, Inc.                                                                                   184             2,490
Pacific Capital Bancorp                                                                                897            27,350
Pacific Northwest Bancorp                                                                              441            15,722
Pacific Union Bank                                                                                     103             1,911
Parkvale Financial Corp.                                                                               112             2,828
Partners Trust Financial Group, Inc.                                                                   167             3,666
Patriot Bank Corp.                                                                                     174             3,271
Peapack Gladstone Financial Corp.                                                                      174             5,406
Pennrock Financial Services Corp.                                                                      192             5,414
Peoples Bancorp, Inc.                                                                                  263             7,038
Peoples Holding Co.                                                                                    144             6,558
PFF Bancorp, Inc.                                                                                      326            10,393
PrivateBancorp, Inc.                                                                                   207             6,854
Prosperity Bancshares, Inc.                                                                            334             7,118
Provident Bancorp, Inc.                                                                                 93             3,908
Provident Bankshares Corp.                                                                             598            16,894
Quaker City Bancorp, Inc.+                                                                             132             5,280
R&G Financial Corp., Class B                                                                           478            13,958
Republic Bancorp, Inc.                                                                               1,342            17,875
Republic Bancorp, Inc., Class A                                                                        178             3,384
Republic Bancshares, Inc.                                                                              197             5,626
Resourses Bankshares Corp.                                                                             115             3,351
Riggs National Corp.                                                                                   407             6,410
Royal Bancshares of Pennsylvania, Inc.                                                                 111             2,980
S&T Bancorp, Inc.                                                                                      687            19,579
S.Y. Bancorp, Inc.                                                                                     270             5,063
Sandy Spring Bancorp, Inc.                                                                             378            12,293
Santander Bancorp                                                                                      125             2,346
Seacoast Banking Corp. of Florida                                                                      297             5,168
Seacoast Financial Services Corp.                                                                      702            14,538
Second Bancorp, Inc.                                                                                   211             5,750
Security Bank Corp.                                                                                     98             2,891
Shore Bancshares, Inc.                                                                                 140             4,823
Sierra Bancorp                                                                                         132             2,030
Silicon Valley Bancshares, Inc.+                                                                     6,866           189,708
Simmons First National Corp., Class A                                                                  369             8,694
Sound Federal Bancorp, Inc.                                                                            344             5,150
South Financial Group, Inc.                                                                          1,216            30,266
Southern Financial Bancorp, Inc.                                                                       143             5,631
Southside Bancshares, Inc.                                                                             230             3,717
Southwest Bancorp of Texas, Inc.                                                                     5,037           183,901
Southwest Bancorp, Inc.                                                                                276             4,651
St. Francis Capital Corp.                                                                              182             5,358
State Bancorp, Inc.                                                                                    175             3,486
Staten Island Bancorp, Inc.                                                                          1,287            25,032
Sterling Bancorp                                                                                       337             9,069
Sterling Bancshares, Inc.                                                                            1,034            12,336
Sterling Financial Corp. (PA)                                                                          442            11,227
Sterling Financial Corp. (Spokane)+                                                                    385            10,838
Suffolk Bancorp                                                                                        288             9,588

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

BANKS (CONTINUED)
Summit Bankshares, Inc.                                                                                135   $         3,713
Sun Bancorp, Inc.                                                                                      141             2,611
Sun Bancorp, Inc. NJ+                                                                                  159             3,498
Susquehanna Bancshares, Inc.                                                                         1,035            26,599
Taylor Capital Group, Inc.                                                                              98             2,262
Texas Regional Bancshares, Inc., Class A                                                             2,881            97,349
Tompkins Trustco, Inc.                                                                                 205             9,379
TriCo Bancshares                                                                                       137             3,918
Troy Financial Corp.                                                                                   171             5,987
Trust Co. Bank Corp. NY                                                                              1,943            24,015
Trust Co. of New Jersey                                                                                483            15,456
U.S.B. Holding Co., Inc.                                                                               323             5,669
UCBH Holdings, Inc.                                                                                  1,100            33,253
UMB Financial Corp.                                                                                    427            20,142
Umpqua Holdings Corp.                                                                                  737            14,025
Union Bankshares Corp.                                                                                 190             5,770
United Community Banks, Inc.                                                                           476            13,171
United Community Financial Corp.                                                                       788             7,801
United National Bancorp                                                                                494            16,406
United Security Bancshares CA                                                                           88             2,218
United Security Bancshares, Inc.                                                                       168             4,262
Unizan Financial Corp.                                                                                 564            11,252
Virginia Commerce Bancorp, Inc.+                                                                       124             2,706
Virginia Financial Group, Inc.                                                                         183             5,503
W Holding Co., Inc.                                                                                  1,185            21,211
Warwick Community Bancorp, Inc.                                                                         85             2,394
Washington Trust Bancorp, Inc.                                                                         341             8,187
Wayne Bancorp, Inc.                                                                                    198             5,643
Waypoint Financial Corp.                                                                               795            15,900
WesBanco, Inc.                                                                                         469            11,022
West Bancorp.                                                                                          419             7,207
West Coast Bancorp                                                                                     396             7,734
Western Sierra Bancorp+                                                                                 92             3,289
Westfield Financial, Inc.                                                                              118             2,634
Willow Grove Bancorp, Inc.                                                                             289             4,650
Wintrust Financial Corp.                                                                               454            17,102
WSFS Financial Corp.                                                                                   152             6,414
Yadkin Valley Bank & Trust Co.                                                                         204             3,590
Yardville National Bancorp                                                                             215             4,504

FINANCIAL SERVICES -- 2.9%
Accredited Home Lenders Holding Co.+                                                                   251             5,449
Advanta Corp., Class B                                                                                 527             5,671
Advisory Board Co.+                                                                                  4,452           202,343
Affiliated Managers Group, Inc.+                                                                       516            32,405
Allmerica Financial Corp.+                                                                           1,300            30,953
American Home Mtg. Holdings, Inc.                                                                      297             5,218
Anworth Mtg. Asset Corp.                                                                               999            14,266
Arrow Financial Corp.                                                                                  218             5,655
Bank of Granite Corp.                                                                                  344             6,450
Berkshire Hill Bancorp, Inc.                                                                           140             4,717
C & F Financial Corp.                                                                                   87             3,933

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Camco Financial Corp.                                                                                  196   $         3,332
Candela Corp.+                                                                                         201             2,565
Capital One Financial Corp.                                                                          5,300           302,312
Central Pacific Financial Corp.                                                                        374             9,163
Century Business Services, Inc.+                                                                     2,116             8,972
CFS Bancorp, Inc.                                                                                      250             3,480
Charter Municipal Mtg. Acceptance Co.                                                                1,076            19,777
Citizens First Bancorp, Inc.                                                                           223             4,616
CNB Financial Corp.                                                                                     95             4,014
Coastal Bancorp, Inc.                                                                                  106             3,365
Commercial Capital Bancorp, Inc.+                                                                      197             3,071
Commercial Federal Corp.                                                                             1,153            28,076
CompuCredit Corp.+                                                                                     347             6,072
Connecticut Bancshares, Inc.                                                                           278            14,247
Credit Acceptance Corp.+                                                                               328             3,723
E Loan, Inc.+                                                                                        1,166             4,233
ESB Financial Corp.                                                                                    186             2,708
eSPEED, Inc., Class A+                                                                                 614            13,883
Euronet Worldwide, Inc+                                                                                416             5,059
Evertrust Financial Group, Inc.                                                                        110             3,122
Federal Agricultural Mtg. Corp., Class C+                                                              199             5,373
Financial Federal Corp.+                                                                               379            11,563
First Albany Cos., Inc.                                                                                183             2,333
First M & F Corp.                                                                                       88             3,137
First Sentinel Bancorp, Inc.                                                                           577            10,323
First United Corp.                                                                                     159             3,585
Flag Financial Corp.                                                                                   171             2,286
FMS Financial Corp.                                                                                     98             1,641
FNB Corp.                                                                                              128             3,194
Gabelli Asset Management, Inc., Class A+                                                               170             6,062
GB & T Bancshares, Inc.                                                                                115             2,560
Georgia Financial, Inc.                                                                                108             2,930
Gladstone Capital Corp.                                                                                222             4,318
Heartland Financial USA, Inc.                                                                          161             4,476
Heritage Commerce Corp.+                                                                               293             3,144
Heritage Financial Corp.                                                                               140             3,049
Horizon Financial Corp.                                                                                277             4,471
iDine Rewards Network, Inc.+                                                                         6,984           113,490
Investment Technology Group, Inc.+                                                                  11,332           217,348
Ipayment, Inc.+                                                                                        132             3,004
Jacuzzi Brands, Inc.+                                                                                1,955            12,121
Knight Trading Group, Inc.+                                                                          1,892            21,663
LBT Bancorp, Inc.                                                                                       67             3,344
MB Financial, Inc.                                                                                     299            13,276
MBT Financial Corp.                                                                                    417             6,505
Medallion Financial Corp.                                                                              362             2,281
Metris Cos., Inc.                                                                                      736             3,032
Mutualfirst Financial, Inc.                                                                            114             2,918
National Financial Partners Corp.+                                                                   3,300            89,100
National Processing, Inc.+                                                                             201             3,883
NBC Capital Corp.                                                                                      172             4,169
NCO Group, Inc.+                                                                                       474            11,125

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
New Century Financial Corp.                                                                            738   $        20,900
Newtek Capital, Inc.+                                                                                  221             1,092
Northern Stars Financial Corp.                                                                          75             2,200
Oak Hill Financial, Inc.                                                                                86             2,493
Ocwen Financial Corp.+                                                                               1,018             4,632
Old Point Financial Corp.                                                                               60             1,879
Oneida Financial Corp.                                                                                  44             1,045
Pennfed Financial Services, Inc.                                                                        97             2,823
Penns Woods Bancorp, Inc.                                                                               78             3,410
Platinum Underwriters Holdings, Ltd.                                                                 6,000           168,600
Portfolio Recovery Associates, Inc.+                                                                   290             7,372
PRG Shultz International, Inc.+                                                                      1,018             5,782
Provident Finacial Services, Inc.                                                                    1,236            23,682
Provident Financial Holdings, Inc.                                                                      89             2,672
Sanders Morris Haris Group, Inc.                                                                       276             2,448
Saxon Capital, Inc.+                                                                                   706            12,101
Scottish Annuity & Life Insurance                                                                      900            21,735
SoundView Technology Group, Inc.+                                                                      426             4,192
State Financial Services Corp.                                                                         133             3,296
SWS Group, Inc.                                                                                        366             7,214
Tierone Corp.+                                                                                         589            12,398
United Panam Financial Corp.+                                                                          102             1,776
Universal American Financial Corp.+                                                                    614             5,434
Westcorp                                                                                               365            12,757
WFS Financial, Inc.+                                                                                   316            11,701
World Acceptance Corp.+                                                                                389             5,271

INSURANCE -- 2.0%
21st Century Insurance Group#                                                                          602             8,296
Alfa Corp.                                                                                             880            11,018
American Physicians Capital, Inc.+                                                                     226             6,278
AmerUs Group Co.                                                                                     1,018            34,612
Argonaut Group, Inc.                                                                                   531             6,903
Baldwin & Lyons, Inc., Class B                                                                         197             4,600
Citizens, Inc.+                                                                                        697             5,611
CNA Surety Corp.+                                                                                      405             4,070
Commerce Group, Inc.                                                                                   602            22,852
Crawford & Co., Class B                                                                                280             1,966
Delphi Financial Group, Inc., Class A                                                                  426            19,818
Donega Group, Inc.                                                                                      85             1,283
EMC Insurance Group, Inc.                                                                               55               965
Enstar Group, Inc.+                                                                                     78             3,061
FBL Financial Group, Inc., Class A                                                                     305             7,515
Financial Industries Corp.                                                                             197             2,797
Great American Financial Resources, Inc.(3)                                                            183             2,650
Harleysville Group, Inc.                                                                               787            18,345
Hilb, Rogal & Hamilton Co.                                                                             783            24,304
Horace Mann Educators Corp.                                                                          1,021            14,815
Independence Holding Co.                                                                                78             1,696
Infinity Property & Casualty Corp.                                                                     322             9,051
Insurance Auto Auctions, Inc.+                                                                         227             2,554
Kansas City Life Insurance Co.                                                                          87             3,990

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

INSURANCE (CONTINUED)
LandAmerica Financial Group, Inc.                                                                      484   $        22,187
Midland Co.                                                                                            192             4,090
Montpelier Re Holdings, Ltd.+                                                                        3,300            99,495
National Western Life Insurance Co., Class A+                                                           53             7,280
Navigators Group, Inc.+                                                                                107             3,500
NYMAGIC, Inc.                                                                                           57             1,279
Ohio Casualty Corp.+                                                                                 1,448            20,996
Penn-America Group, Inc.                                                                               240             3,595
Philadelphia Cons. Holding Corp.+                                                                      408            18,850
Phoenix Cos., Inc.                                                                                   2,456            28,367
PICO Holdings, Inc.+                                                                                   164             2,143
PMA Capital Corp., Class A                                                                             558             6,992
Presidential Life Corp.                                                                                539             8,155
ProAssurance Corp.+                                                                                    618            15,963
RLI Corp.                                                                                              472            15,538
SAFECO Corp.                                                                                         8,000           282,080
Safety Insurance Group, Inc.                                                                           247             3,833
Selective Insurance Group, Inc.                                                                        702            20,892
St. Paul Cos., Inc.                                                                                  8,000           296,240
State Auto Financial Corp.                                                                             334             8,423
Stewart Information Services Corp.+                                                                    435            12,284
Triad Guaranty, Inc.+                                                                                  197             9,669
UICI+                                                                                                  975            12,226
United Fire & Casualty Co.                                                                             182             6,654
United States I Holdings Corp.+                                                                        583             7,585
Zenith National Insurance Corp.                                                                        230             6,399
                                                                                                             ---------------
                                                                                                                   5,666,745
                                                                                                             ---------------

HEALTHCARE -- 17.9%

DRUGS -- 9.6%
Abgenix, Inc.+                                                                                       2,294            33,240
Able Laboratories, Inc.+                                                                               343             6,418
Aclara Biosciences, Inc.+                                                                              632             2,503
Adolor Corp.+                                                                                          824            15,120
Aksys, Ltd.+                                                                                           717             7,163
Alexion Pharmaceuticals, Inc.+                                                                         427             7,118
Alkermes, Inc.+                                                                                      1,644            22,556
Alpharma, Inc., Class A                                                                              1,009            18,767
Alteon, Inc.+                                                                                          878             1,668
Antigenics, Inc.+                                                                                      514             6,271
Aphton Corp.+                                                                                          560             3,142
Applera Corp. - Celera Genomics Group+                                                               1,879            21,966
Arena Pharmaceuticals, Inc.+                                                                           484             3,485
ARIAD Pharmaceuticals, Inc.+                                                                           910             5,478
Atrix Laboratories, Inc.+                                                                              535            11,016
AVANT Immunotherapeutics, Inc.+                                                                      1,578             3,803
AVI BioPharma, Inc.+(1)                                                                                540             2,792
BioMarin Pharmaceutical, Inc.+                                                                       1,654            12,670
Biopure Corp.+                                                                                         803             5,195
Bradley Pharmaceuticals, Inc.+                                                                       5,707           155,516
Caremark Rx, Inc.+                                                                                   4,000            90,400

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Cephalon, Inc.+                                                                                      9,500   $       436,240
CIMA Labs, Inc.+                                                                                       373            10,425
Collagenex Pharmaceuticals, Inc.+                                                                      199             2,135
Columbia Laboratories, Inc.+                                                                           795             9,604
Connetics Corp.+                                                                                       729            13,166
Corixa Corp.+                                                                                       17,093           136,060
Cubist Pharmaceuticals, Inc.+                                                                          770             8,308
CuraGen Corp.+                                                                                       1,117             5,619
CV Therapeutics, Inc.+                                                                                 738            16,236
D & K Healthcare Resources, Inc.                                                                     5,329            74,926
Dendreon Corp.+                                                                                        188             1,664
Digene Corp.+                                                                                          323            13,198
Discovery Laboratories, Inc.+                                                                        1,016             7,315
Diversa Corp.+                                                                                         506             3,921
Dov Pharmaceutical, Inc.+                                                                              275             4,936
Durect Corp.+                                                                                          764             2,567
Encysive Pharmaceuticals, Inc.+                                                                      1,154             7,282
Endo Pharmaceuticals Holdings, Inc.+                                                                10,000           204,500
Enzo Biochem, Inc.+                                                                                    594            11,589
Enzon, Inc.+                                                                                         7,334            85,368
Esperion Therapeutics, Inc.+                                                                           901            17,461
Exact Sciences Corp.+                                                                                  381             5,143
Exelixis, Inc.+                                                                                      1,278             9,125
First Horizon Pharmaceutical Corp.+                                                                    529             3,386
Genencor International, Inc.+                                                                          223             3,499
Genta, Inc.+                                                                                         1,225            15,521
Geron Corp.+                                                                                           782            10,713
Guilford Pharmaceuticals, Inc.+                                                                        592             3,664
HealthExtras, Inc.+                                                                                    403             3,470
ILEX Oncology, Inc.+                                                                                 7,888           131,020
ImmunoGen, Inc.+                                                                                     1,059             4,713
Immunomedics, Inc.+                                                                                  1,088             7,964
Impax Laboratories, Inc.+                                                                              724             9,057
Incyte Genomics, Inc.+                                                                               1,870             8,621
Indevus Pharmaceuticals, Inc.+                                                                         979             5,238
Inspire Phamaceutical, Inc.+                                                                           731            12,573
Integra LifeSciences Holdings, Corp.+                                                               20,465           578,955
Interpore International, Inc.+                                                                         453             6,958
Isis Pharmaceuticals, Inc.+                                                                          1,159             7,557
Kos Pharmaceuticals, Inc.+                                                                           4,471           153,802
Kosan Biosciences, Inc.+                                                                               460             3,662
KV Pharmaceutical Co., Class A+                                                                      7,542           169,695
La Jolla Pharmaceutical Co.+                                                                         1,134             4,479
Lannett Co., Inc.+                                                                                     152             2,658
Ligand Pharmaceuticals, Inc., Class B+                                                               9,987           128,732
Martek Biosciences Corp.+                                                                              591            31,128
Maxygen, Inc.+                                                                                         591             6,028
Medarex, Inc.+                                                                                       1,924            11,409
Medicines Co.+                                                                                      11,288           293,488
Medicis Pharmaceutical Corp., Class A                                                                5,300           310,580
MGI Pharma, Inc.+                                                                                    3,369           132,267
Neopharm, Inc.+                                                                                        339             5,085

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Neose Technologies, Inc.+                                                                              362   $         3,385
Noven Pharmaceuticals, Inc.+                                                                        12,829           146,251
NPS Pharmaceuticals, Inc.+                                                                             767            21,361
Onyx Pharmaceuticals, Inc.+                                                                            621            13,383
OSI Pharmaceuticals, Inc.+                                                                           1,011            32,827
Pain Therapeutics, Inc.+                                                                               464             2,854
Parexel International Corp.+                                                                         8,469           129,745
Penwest Pharmaceuticals Co.+                                                                           360             7,740
Peregrine Pharmaceuticals, Inc.+                                                                     2,736             5,882
Perrigo Co.                                                                                          1,595            20,304
Pharmaceutical Product Development, Inc.+                                                           12,400           297,476
Pharmaceutical Resources, Inc.+                                                                      6,600           450,252
Pharmacopeia, Inc.+                                                                                    617             7,835
Pozen, Inc.+                                                                                           589            10,472
Praecis Pharmaceuticals, Inc.+                                                                       1,170             7,851
Priority Healthcare Corp., Class B+                                                                  8,502           174,631
Progenics Pharmaceuticals, Inc.+                                                                       210             3,616
Regeneration Technologies, Inc.+                                                                       606             5,484
Regeneron Pharmaceuticals, Inc.+                                                                       893            15,779
Salix Pharmaceuticals, Ltd.+                                                                           466             8,975
Sciclone Pharmaceuticals, Inc.+                                                                        979             7,734
Sepracor, Inc.+                                                                                      6,600           181,764
SICOR, Inc.+                                                                                         4,900            94,472
Star Scientific, Inc.+                                                                                 639             1,163
SuperGen, Inc.+(1)                                                                                     773             5,805
Tanox, Inc.+                                                                                           622            12,446
Theragenics Corp.+                                                                                     780             4,446
Trimeris, Inc.+                                                                                        354             8,910
Tularik, Inc.+                                                                                       1,146            11,300
United Therapeutics Corp.+                                                                             454            10,256
Vertex Pharmaceuticals, Inc.+                                                                        2,001            24,612
Vicuron Phamaceuticals, Inc.+                                                                        1,208            21,382
VIVUS, Inc.+                                                                                           879             3,077
Watson Pharmaceuticals, Inc.+                                                                        5,300           220,957
Zymogenetics, Inc.+                                                                                    331             4,849

HEALTH SERVICES -- 4.0%
Accredo Health, Inc.+                                                                                1,246            34,876
Alliance Imaging, Inc.+                                                                                311             1,070
Allscripts Heathcare Solutions, Inc.+                                                                  630             2,570
American Healthways, Inc.+                                                                             342            14,361
American Medical Security Group, Inc.+                                                                 298             6,052
AMERIGROUP Corp.+                                                                                    4,039           180,261
AMN Healthcare Services, Inc.+                                                                         471             7,649
Amsurg Corp.+                                                                                          459            15,142
Angelica Corp.                                                                                         230             4,370
Anthem, Inc.+                                                                                        2,600           185,458
Beverly Enterprises, Inc.+                                                                           2,380            14,090
Biolase Technology, Inc.+                                                                              491             5,602
BioReliance Corp.+                                                                                     132             3,374
Centene Corp.+                                                                                      12,413           377,231
Cerner Corp.+                                                                                          739            22,813

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
Cholestech Corp.+                                                                                      356   $         2,706
Chronimed, Inc.+                                                                                       325             2,967
Corvel Corp.+                                                                                          167             5,937
Covance, Inc.+@                                                                                      1,604            35,897
CTI Molecular Imaging, Inc.+                                                                           631             9,320
Curative Health Services, Inc.+                                                                        276             4,932
Dade Behring Holdings, Inc.+                                                                         1,045            29,521
Dendrite International, Inc.+                                                                          775            11,772
Diagnostic Products Corp.                                                                            5,031           182,776
Drugstore.com, Inc.+                                                                                   826             6,319
Dynacq International, Inc.+                                                                            148             2,677
Eclipsys Corp.+                                                                                        906            14,487
First Health Group Corp.+                                                                            5,300           138,595
Genesis Health Ventures, Inc.+                                                                         629            15,253
Gentiva Health Services, Inc.+                                                                         652             7,498
Healthcare Services Group, Inc.                                                                      6,244           103,026
IDX Systems Corp.+                                                                                     449            10,381
Intuitive Surgical, Inc.+                                                                              578             9,641
Inveresk Research Group, Inc.+                                                                         773            15,344
Kindred Healthcare, Inc.+                                                                              307            11,497
Laserscope+                                                                                            341             4,007
LifePoint Hospitals, Inc.+                                                                             977            23,497
Matria Healthcare, Inc.+                                                                               242             4,177
Medical Action Indiana, Inc.+                                                                          202             2,630
Medical Staffing Network Holdings, Inc.+                                                               285             2,155
MedQuist, Inc.+                                                                                        267             5,169
Meridian Bioscience, Inc.                                                                              257             2,575
Metrologic Instruments, Inc.+                                                                           77             2,771
Micro Therapeutics, Inc.+                                                                              259             1,370
MIM Corp.+                                                                                             579             4,342
Molina Healthcare, Inc.+                                                                             3,900           108,225
Nabi Biopharmaceutic+                                                                                1,036             8,733
National Healthcare Corp.+                                                                             170             2,428
NDCHealth Corp.                                                                                      5,309           111,224
Nuvelo, Inc.+                                                                                        1,064             2,788
Odyssey Healthcare, Inc.+                                                                              833            24,840
Omnicell, Inc.+                                                                                        378             6,139
Option Care, Inc.+                                                                                     333             3,999
Orthodontic Centers of America, Inc.+                                                                1,310            10,323
PDI, Inc.+                                                                                             180             4,414
Pediatrix Medical Group, Inc.+                                                                         615            28,321
PracticeWorks, Inc.+                                                                                   464             9,962
Province Healthcare Co.+                                                                             1,196            15,488
RehabCare Group, Inc.+                                                                                 415             7,076
Renal Care Group, Inc.+                                                                              7,900           269,785
Select Medical Corp.+                                                                                  602            17,338
Sierra Health Services, Inc.+                                                                          607            12,474
Sirna Therapeutics, Inc.+                                                                              168               961
SonoSite, Inc.+                                                                                        370             7,404
Specialty Laboratories, Inc.+                                                                          181             2,362
Sunrise Assisted Living, Inc.+                                                                         432            11,331
Synovis Life Technologies, Inc.+                                                                       220             5,379

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
U.S. Oncology, Inc.+                                                                                 1,792   $        13,099
U.S. Physical Therapy, Inc.+                                                                           310             3,792
United Surgical Partners International, Inc.+                                                        3,048            86,258
VCA Antech, Inc.+                                                                                      789            18,581
Vistacare, Inc.+                                                                                       299             9,359
WellPoint Health Networks, Inc.+                                                                        54             4,162

MEDICAL PRODUCTS -- 4.3%
aaiPharma, Inc.+                                                                                       363             6,211
Advanced Medical Optics, Inc.+                                                                         757            13,596
Advanced Neuromodulation Systems, Inc.+                                                                475            18,952
Affymetrix, Inc.+                                                                                    6,400           134,336
ALARIS Medical, Inc.+                                                                                  400             6,640
Align Technology, Inc.+                                                                              1,153            14,424
American Medical Systems Holdings, Inc.+                                                               537            11,653
Arrow International, Inc.                                                                              602            13,846
ArthroCare Corp.+                                                                                      462             8,233
Aspect Medical Systems, Inc.+                                                                          242             2,485
AtheroGenics, Inc.+                                                                                    951            15,920
Bentley Pharmaceuticals, Inc.+                                                                         334             5,427
Bio-Rad Laboratories, Inc., Class A+                                                                 3,600           183,600
Biosite, Inc.+                                                                                         271             7,691
Biovail Corp.+                                                                                       8,000           297,200
Bone Care International, Inc.+                                                                         238             3,027
Bruker BioSciences Corp.+                                                                              306             1,346
Cantel Medical Corp.+                                                                                  169             2,254
Cardiac Science, Inc.+                                                                               1,341             5,579
CardioDynamics International Corp.+                                                                    866             3,888
Cell Genesys, Inc.+                                                                                    896            11,272
Cell Therapeutics, Inc.+                                                                            12,308           139,942
Cepheid, Inc.+                                                                                         743             3,470
Cerus Corp.+                                                                                           382             1,769
Ciphergen Biosystems, Inc.+                                                                            563             6,953
Closure Medical Corp.+                                                                                 174             4,244
Conceptus, Inc.+                                                                                       452             5,921
CONMED Corp.+                                                                                          754            15,563
Cooper Cos., Inc.                                                                                    3,906           159,169
CryoLife, Inc.+                                                                                        425             2,618
Cyberonics, Inc.+                                                                                      519            16,016
Cytyc Corp.+                                                                                         2,926            44,007
Datascope Corp.                                                                                        274             8,423
Decode Genetics, Inc.+                                                                               1,189             5,600
DJ Orthopedics, Inc.+                                                                                  170             2,371
Epix Medical, Inc.+                                                                                    333             5,668
Exactech, Inc.+                                                                                        154             2,518
Gene Logic, Inc.+                                                                                      811             3,812
General Probe, Inc.+                                                                                   621            33,640
GTC Biotherapeutics, Inc.+                                                                             603             1,869
Haemonetics Corp.+                                                                                     416             9,822
Hanger Orthopedic Group, Inc.+                                                                         540             8,289
Hi-Tech Pharmacal Co., Inc.+                                                                           116             2,723
Hollis-Eden Pharmaceuticals+                                                                           177             4,312

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
Hologic, Inc.+                                                                                         514   $         7,006
I-STAT Corp.+                                                                                          402             5,375
ICU Medical, Inc.+                                                                                     275             7,483
Idaho Biomedical Corp+                                                                               5,300            92,697
IGEN International, Inc.+                                                                              468            27,050
Immucor Corp.+                                                                                         333             8,974
INAMED Corp.+                                                                                        1,964           144,256
InterMune, Inc.+                                                                                       653            12,459
Invacare Corp.                                                                                         684            25,705
Inverness Medical Innovations, Inc.+                                                                   268             6,807
Kensey Nash Corp.+                                                                                     201             4,719
Kyphon, Inc.+                                                                                          468             9,126
LabOne, Inc.+                                                                                          194             4,526
Lexicon Genetics, Inc.+                                                                                841             4,340
Lifeline Systems, Inc.+                                                                                123             3,879
Luminex Corp.+                                                                                         547             3,692
Medis Technologies, Ltd.+                                                                              307             3,128
Mentor Corp.                                                                                         1,061            24,191
Merit Medical Systems, Inc.+                                                                           430             9,503
Molecular Devices Corp.+                                                                             7,358           128,176
Myriad Genetics, Inc.+                                                                                 705             8,009
Nektar Therapeutics+                                                                                 1,224            15,667
Novoste Corp.+                                                                                         425             1,874
Ocular Sciences, Inc.+                                                                                 484            10,784
Omega Protein Corp.+                                                                                   158             1,035
OraSure Technologies, Inc.+                                                                            891             8,464
Orthologic Corp.+                                                                                      858             4,616
Osteotech, Inc.+                                                                                       398             3,260
Palatin Technologies, Inc.+                                                                          1,090             5,232
PolyMedica Corp.                                                                                       460            12,190
Possis Medical, Inc.+                                                                                  414             6,458
PSS World Medical, Inc.+                                                                             1,771            15,709
QLT, Inc.+                                                                                           7,800           124,566
Quality Systems+                                                                                        86             3,457
Quidel Corp.+                                                                                          707             4,744
Repligen Corp.+                                                                                        720             3,881
Retractable Technologies, Inc.+                                                                        162               990
Savient Pharmaceuticals, Inc.+                                                                       1,463             7,388
Seattle Genetics, Inc.+                                                                                551             3,345
Serologicals Corp.+                                                                                    591             7,772
Sola International, Inc.+                                                                              600             9,600
Staar Surgical Co.+                                                                                    446             4,732
SurModics, Inc.+                                                                                       364             9,770
Sybron Dental Specialties, Inc.+                                                                       996            24,970
Techne Corp.+@                                                                                       5,363           170,490
Telik, Inc.+                                                                                           838            16,802
Therasense, Inc.+                                                                                      627             7,831
Third Wave Technologies, Inc.+                                                                         626             2,022
Thoratec Corp.+                                                                                      1,244            21,136
Transkaryotic Therapies, Inc.+                                                                         768             8,026
TriPath Imaging, Inc.+                                                                                 576             5,011
Usana Health Sciences+                                                                                 114             5,500

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
Ventana Medical Systems, Inc.+                                                                         321   $        12,936
Viasys Healthcare, Inc.+                                                                               776            15,675
Virbac Corp.+                                                                                          229             1,660
VISX, Inc.+                                                                                            948            18,059
Vital Images, Inc.+                                                                                    233             4,362
Vital Signs, Inc.                                                                                      150             4,395
West Pharmaceutical Services, Inc.                                                                     281             8,798
Wright Medical Group, Inc.+                                                                          4,511           114,038
Young Innovations, Inc.                                                                                102             3,265
Zoll Medical Corp.+                                                                                    221             7,083
                                                                                                             ---------------
                                                                                                                  10,437,669
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 10.4%

AEROSPACE & MILITARY TECHNOLOGY -- 1.0%
AAR Corp.+                                                                                             831             6,665
Armor Holdings, Inc.+                                                                                7,431           124,469
Curtiss- Wright Corp.                                                                                  214            15,113
DRS Technologies, Inc.+                                                                                585            14,116
Ducommun, Inc.+                                                                                        174             2,836
EDO Corp.                                                                                              404             8,181
Embraer Aircraft Corp.  ADR                                                                          6,600           139,260
Engineered Support Systems, Inc.                                                                     2,306           139,513
Esterline Technologies Corp.+                                                                          543            10,474
Fairchild Corp., Class A+                                                                              293             1,450
GenCorp, Inc.                                                                                          818             7,321
HEICO Corp.                                                                                            344             4,678
Herley Industries, Inc.+                                                                               292             5,116
Integrated Defense Technologies, Inc.+                                                                 249             4,178
Kaman Corp., Class A                                                                                   570             7,387
Moog, Inc., Class A+                                                                                   396            15,523
MTC Technologies, Inc.+                                                                                149             3,457
Orbital Sciences Corp.+                                                                              1,202            11,155
REMEC, Inc.+                                                                                         1,491            15,208
Sequa Corp., Class A+                                                                                   92             3,939
Sturm Ruger & Co., Inc.                                                                                554             5,717
Teledyne Technologies, Inc.+                                                                           840            12,222
Titan Corp.+                                                                                         2,072            43,181
Triumph Group, Inc.+                                                                                   372            11,086
United Industrial Corp.                                                                                268             4,261

BUSINESS SERVICES -- 4.5%
Aaron Rents, Inc.                                                                                      621            13,010
ABM Industries, Inc.                                                                                   981            13,881
Actuant Corp., Class A+                                                                                275            15,441
Administaff, Inc.+                                                                                     511             4,543
Albany Molecular Research, Inc.+                                                                       684            10,130
Alderwoods Group, Inc.+                                                                                976             7,564
Alico, Inc.                                                                                             82             2,297
AMIS Holdings, Inc.+                                                                                 1,000            18,460
APAC Customer Services, Inc.+                                                                          783             1,958
Arbitron, Inc.+                                                                                        777            27,428
Aviall, Inc.+                                                                                          835            10,337

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Banta Corp.                                                                                            614   $        22,104
BHA Group, Inc.                                                                                        102             2,424
Black Box Corp.                                                                                        395            15,725
Bowne & Co., Inc.                                                                                      877            13,111
Brady Corp., Class A                                                                                   462            14,696
Bright Horizons Family Solutions, Inc.+                                                                308            12,305
Brinks Co.                                                                                           1,415            24,564
Building Materials Holdings Corp.                                                                      320             4,192
Calgon Carbon Corp.                                                                                    889             5,005
Casella Waste Systems, Inc., Class A+                                                                  331             4,111
Catalina Marketing Corp.+                                                                            1,000            15,190
CDI Corp.                                                                                              317             8,569
Central Parking Corp.                                                                                  471             5,770
Charles River Associates, Inc.+                                                                      2,587            73,807
CLARCOR, Inc.                                                                                        2,503            97,617
Clark, Inc.+                                                                                           407             5,429
Clean Harbors, Inc.+                                                                                   203               863
Coinstar, Inc.+                                                                                        566             7,613
Consolidated Graphics, Inc.+                                                                           289             7,349
Copart, Inc.+                                                                                        1,772            19,138
Cornell Cos., Inc.+                                                                                    321             5,281
Corporate Executive Board Co.+                                                                       6,500           305,175
CoStar Group, Inc.+                                                                                    347             9,022
CPI Corp.                                                                                              211             3,882
Cross Country Healthcare, Inc.+                                                                        503             7,087
Cross Media Marketing Corp.+                                                                           186                 7
CSG Systems International, Inc.+                                                                     7,963           117,614
CUNO, Inc.+                                                                                            380            14,892
Darling International, Inc.+                                                                         1,458             3,864
DeVry, Inc.+                                                                                         5,000           118,300
Duratek, Inc.+                                                                                         198             1,766
Electro Rent Corp.+                                                                                    435             5,442
EMCOR Group, Inc.+                                                                                     341            14,510
Ennis Business Forms, Inc.                                                                             425             5,699
Exult, Inc.+                                                                                        14,370           115,535
Fastenal Co.                                                                                         4,000           151,200
Federal Signal Corp.                                                                                 1,148            17,105
First Consulting Group, Inc.+                                                                          496             2,470
Forrester Research, Inc.+                                                                              361             5,173
Freemarkets, Inc.+                                                                                     962             7,485
FTD, Inc.+                                                                                              79             1,778
FTI Consulting, Inc.+                                                                                9,075           157,451
Gartner, Inc., Class A+                                                                              2,037            22,448
Gevity HR, Inc.                                                                                        358             5,255
Granite Construction, Inc.                                                                             853            15,934
Grey Global Group, Inc.                                                                                 22            16,744
Gundle/SLT Environmental, Inc.+                                                                        140             2,149
Handleman Co.                                                                                          622            10,499
Heidrick & Struggles International, Inc.+                                                              424             7,178
Hooper Holmes, Inc.                                                                                 12,581            83,664
Hudson Highland Group, Inc.+                                                                           193             3,713
Hughes Supply, Inc.                                                                                    611            19,827

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
ICT Group, Inc.+                                                                                       143   $         1,532
Ingersoll-Rand Co., Inc., Class A                                                                    3,300           176,352
Input/Output, Inc.+                                                                                  1,152             4,504
Insituform Technologies, Inc., Class A+                                                                588            10,443
Integrated Electrical Services, Inc.+                                                                  826             5,699
Ionics, Inc.+                                                                                          458            11,203
John H. Harland Co.                                                                                    725            19,191
Kelly Services, Inc., Class A                                                                          435            10,849
Korn/Ferry International+                                                                              827             6,823
Kroll, Inc.+                                                                                           941            17,503
Labor Ready, Inc.+                                                                                   1,043            10,482
Landauer, Inc.                                                                                         203             7,192
Lydall, Inc.+                                                                                          381             4,576
Mail-Well, Inc.+                                                                                       790             2,765
Maximus, Inc.+                                                                                         402            13,849
McGrath Rentcorp                                                                                       197             5,506
MemberWorks, Inc.+                                                                                     195             6,205
Mestek, Inc.+                                                                                           72             1,210
Mine Safety Appliances Co.                                                                             164             8,958
Mobile Mini, Inc.+                                                                                     345             6,655
MPS Group, Inc.+                                                                                     2,461            22,149
Navigant Consulting Co.+                                                                             1,090            13,418
New England Business Service, Inc.                                                                     262             6,974
Overstock.com, Inc.+                                                                                   230             3,425
Owens & Minor, Inc.                                                                                    821            19,786
Paxar Corp.+                                                                                           726             9,293
Pegasus Solutions, Inc.+                                                                             6,547            90,545
Pre-Paid Legal Services, Inc.+                                                                         410             9,602
Princeton Review, Inc.+                                                                                417             2,681
Quanta Services, Inc.+                                                                               1,909            15,787
R.H. Donnelley Corp.+                                                                                  517            20,892
Resources Connection, Inc.+                                                                            514            12,546
Right Management Consultants, Inc.+                                                                    427             7,720
Rollins, Inc.                                                                                          497             8,867
Roto Rooter, Inc.                                                                                      257             9,136
ScanSource, Inc.+                                                                                      279            10,195
SCP Pool Corp.+                                                                                        780            21,700
SFBC International, Inc.+                                                                              137             3,895
SM&A+                                                                                                  317             3,649
Sotheby's Holdings, Inc., Class A+                                                                   1,163            12,584
Source Information Management Co.+                                                                     301             2,829
SOURCORP, Inc.+                                                                                        397             9,230
Spherion Corp.+                                                                                      1,546            10,760
StarTek, Inc.                                                                                          273             8,736
Stewart Enterprises, Inc., Class A+                                                                  2,519             9,572
TeleTech Holdings, Inc.+                                                                               904             5,740
Tetra Tech, Inc.+                                                                                    1,308            26,042
TRC Cos., Inc.+                                                                                        306             5,037
United Rentals, Inc.+                                                                                1,387            22,317
United Stationers, Inc.+                                                                               796            29,993
Universal Display Corp.+                                                                               379             3,938
UNOVA, Inc.+                                                                                         1,200            17,580

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
URS Corp.+                                                                                             417   $         8,090
ValueVision Media, Inc., Class A+                                                                      441             7,016
Volt Information Sciences, Inc.+                                                                       200             3,300
Wackenhut Corrections Corp.+                                                                           242             4,126
Waste Connections, Inc.+                                                                               736            25,826
Watsco, Inc.                                                                                           489             9,345
Watson Wyatt & Co. Holdings+                                                                           860            19,359
WESCO International, Inc.+                                                                             415             2,171

ELECTRICAL EQUIPMENT -- 1.3%
A.O. Smith Corp.                                                                                       434            12,156
Acuity Brands, Inc.                                                                                  1,083            19,559
Advanced Energy Industries, Inc.+                                                                      437             8,246
American Power Conversion Corp.                                                                      3,300            56,562
AMETEK, Inc.                                                                                         4,000           171,440
Artesyn Technologies, Inc.+                                                                            824             6,246
Asyst Technologies, Inc.+                                                                            1,006            14,154
Axcelis Technologies, Inc.+                                                                          2,567            21,204
Baldor Electric Co.                                                                                    763            16,107
Belden, Inc.                                                                                           585            10,220
C&D Technologies, Inc.                                                                                 532            10,066
Cabot Microelectronics Corp.+                                                                        5,480           305,455
ElkCorp                                                                                                509            11,992
Franklin Electric Co., Inc.                                                                            174             9,688
General Cable Corp.+                                                                                   866             6,893
KEMET Corp.+                                                                                         2,250            28,665
Littelfuse, Inc.+                                                                                      502            11,546
Otter Tail Corp.                                                                                       670            17,514
Power-One, Inc.+                                                                                     1,654            17,020
Roper Industries, Inc.                                                                                 711            30,964
Vicor Corp.+                                                                                           502             4,784

MACHINERY -- 2.0%
Alamo Group, Inc.                                                                                      140             1,996
Albany International Corp., Class A                                                                    693            21,372
Applied Industrial Technologies, Inc.                                                                  443             8,802
Astec Industries, Inc.+                                                                                386             3,976
Blount International, Inc.+                                                                            107               515
Briggs & Stratton Corp.                                                                                528            31,025
Cascade Corp.                                                                                          267             5,887
Cognex Corp.                                                                                           885            23,267
Flowserve Corp.+                                                                                     1,226            24,888
Gardner Denver, Inc.+                                                                                  418             8,782
Gerber Scientific, Inc.+                                                                               544             3,862
Global Power Equipment Group, Inc.+                                                                    640             3,373
Gorman-Rupp Co.                                                                                        186             4,206
Graco, Inc.                                                                                          4,000           150,200
IDEX Corp.                                                                                             720            26,237
JLG Industries, Inc.                                                                                 1,122            12,925
Joy Global, Inc.+                                                                                    1,249            19,609
Kadant, Inc.+                                                                                          310             5,940
Kennametal, Inc.                                                                                       868            32,463
Kulicke & Sofa Industries, Inc.+                                                                     1,298            14,070

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY (CONTINUED)
Lawson Products, Inc.                                                                                  116   $         3,115
Lincoln Electric Holdings, Inc.                                                                        840            18,656
Lindsay Manufacturing Co.                                                                              306             6,151
Lone Star Technologies, Inc.+                                                                          657             8,863
Manitowoc Co., Inc.                                                                                    689            14,944
Matthews International Corp., Class A                                                                3,667            96,846
Milacron, Inc.                                                                                         882             2,029
NACCO Industries, Inc., Class A                                                                         99             7,079
Nordson Corp.                                                                                          590            15,275
Parker-Hannifin Corp.                                                                                4,000           178,800
Photon Dynamics, Inc.+                                                                                 416            12,126
Presstek, Inc.+                                                                                        796             5,874
Regal-Beloit Corp.                                                                                     613            12,505
Robbins & Myers, Inc.                                                                                  281             6,249
Sauer-Danfoss, Inc.                                                                                    261             3,680
SPS Technologies, Inc.+                                                                                213             9,585
Standex International Corp.                                                                            285             6,926
Stewart & Stevenson Services, Inc.                                                                     743            11,160
Surebeam Corp., Class A+                                                                             1,967             2,813
Tecumseh Products Co., Class A                                                                         421            15,708
Tennant Co.                                                                                            223             8,215
Terex Corp.+                                                                                         5,140            95,244
Thomas Industries, Inc.                                                                                248             7,073
Toro Co.                                                                                             4,639           208,755
Valence Technology, Inc.+                                                                            1,291             4,402
Wabtec Corp.                                                                                           825            13,076

MULTI-INDUSTRY -- 0.2%
Enpro Industries, Inc.+                                                                                533             5,143
ESCO Technologies, Inc.+                                                                               312            14,124
Griffon Corp.+                                                                                         585            10,507
Perini Corp.+                                                                                          427             2,929
Plexus Corp.+                                                                                        1,046            16,255
Quixote Corp.                                                                                          165             4,150
Raven Industries, Inc.                                                                                 171             4,215
Tredegar Corp.                                                                                         799            12,025
Trinity Industries, Inc.                                                                               917            23,705

TRANSPORTATION -- 1.4%
Alexander & Baldwin, Inc.                                                                            1,079            30,298
Arkansas Best Corp.                                                                                    567            15,592
C.H. Robinson Worldwide, Inc.                                                                        4,000           148,840
Covenant Transport, Inc., Class A+                                                                     190             3,496
EGL, Inc.+                                                                                          11,421           207,634
Florida East Coast Industries, Inc., Class A                                                           381            10,954
Forward Air Corp.+                                                                                     282             7,797
GATX Corp.                                                                                           1,088            23,011
Genesee & Wyoming, Inc., Class A+                                                                      317             7,516
Greenbrier Cos., Inc.+                                                                                 139             1,878
Gulfmark Offshore, Inc.+                                                                               354             4,974
Heartland Express, Inc.                                                                                790            18,976
Interpool, Inc.                                                                                        175             2,784
Kansas City Southern+                                                                                1,608            17,800

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION (CONTINUED)
Kirby Corp.+                                                                                           480   $        13,776
Knight Transportation, Inc.+                                                                           633            15,869
Landstar System, Inc.+                                                                                 384            23,432
Maritrans, Inc.                                                                                        180             2,700
Offshore Logistics, Inc.+                                                                              486             9,866
Old Dominion Freight Lines, Inc.+                                                                      290             8,436
Oshkosh Truck Corp.                                                                                    790            31,292
Overseas Shipholding Group, Inc.                                                                       401            10,366
P.A.M. Transportation Services, Inc.+                                                                  148             3,037
Pacer International, Inc.+                                                                             581            11,579
Petroleum Helicopters, Inc.+                                                                            95             2,761
RailAmerica, Inc.+                                                                                     771             6,631
Roadway Corp.                                                                                          301            14,680
SCS Transportation, Inc.+                                                                              359             5,421
Seabulk International, Inc.+                                                                           305             2,223
U.S. Xpress Enterprises, Inc., Class A+                                                                147             1,801
USF Corp.                                                                                              642            20,204
Werner Enterprises, Inc.                                                                             5,001           114,573
Yellow Corp.+                                                                                          775            23,157
                                                                                                             ---------------
                                                                                                                   6,112,066
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 6.1%

BROADCASTING & MEDIA -- 1.6%
4Kids Entertainment, Inc.+                                                                             316             6,668
Acme Communications, Inc.+                                                                             227             1,714
ADVO, Inc.+                                                                                            520            21,648
aQuantive, Inc.+                                                                                     1,024             9,482
Audiovox Corp., Class A+                                                                               433             5,469
Beasley Broadcast Group, Inc., Class A+                                                                106             1,465
Charter Communications, Inc., Class A+                                                               6,765            27,872
Comcast Corp., Sp. Class A+                                                                          5,300           156,562
Courier Corp.                                                                                           97             4,938
Crown Media Holdings, Inc., Class A+                                                                   326             2,667
Cumulus Media, Inc., Class A+                                                                        1,122            19,130
Digital Generation Systems, Inc.+                                                                      750             1,634
Emmis Communications Corp., Class A+                                                                 1,158            23,368
Fisher Communications, Inc.+                                                                           128             6,035
Gray Television, Inc.                                                                                1,041            12,159
Insight Communications Co.+                                                                          1,159            11,034
Liberty Corp.                                                                                          423            17,745
Lin TV Corp., Class A+                                                                                 696            14,797
LodgeNet Entertainment Corp.+                                                                          271             4,200
Macrovision Corp.+                                                                                   9,669           178,586
Mediacom Communications Corp.+                                                                       1,311             8,784
Nelson Thomas, Inc.+                                                                                   200             2,762
Paxson Communications Corp.+                                                                           771             3,824
Pegasus Communications Corp.+                                                                           81             1,205
Playboy Enterprises, Inc., Class B+                                                                    379             5,514
Primedia, Inc.+                                                                                      3,849            10,970
Pulitzer, Inc.                                                                                         120             6,252
Regent Communications, Inc.+                                                                           910             5,551

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Saga Communications, Inc., Class A+                                                                    362   $         7,005
Salem Communications Corp., Class A+                                                                   218             4,227
Sinclair Broadcast Group, Inc., Class A+                                                               991            10,069
Spanish Broadcasting System, Inc., Class A+                                                            825             7,012
TheStreet. com, Inc.+                                                                                  331             1,490
Value Line, Inc.                                                                                        26             1,248
Westwood One, Inc.+                                                                                 11,200           338,128
World Wrestling Federation Entertainment, Inc.                                                         316             3,166
Young Broadcasting, Inc., Class A+                                                                     326             6,386

ENTERTAINMENT PRODUCTS -- 0.6%
AMC Entertainment, Inc.+                                                                               810            10,854
Applied Films Corp.+                                                                                   289             8,592
Atari, Inc.+                                                                                           183               748
Callaway Golf Co.                                                                                    1,717            24,502
Digital Theater Systems, Inc.+                                                                       2,000            56,962
Hollinger International, Inc.                                                                        1,095            13,523
Information Holdings, Inc.+                                                                            330             6,610
International Game Technology                                                                        5,300           149,195
JAKKS Pacific, Inc.+                                                                                   641             7,814
Journal Register Co.+                                                                                  808            15,150
Midway Games, Inc.+                                                                                    677             2,004
Multimedia Games, Inc.+                                                                                276            10,044
Steinway Musical Instruments, Inc.+                                                                    114             2,023
Universal Electronics, Inc.+                                                                           354             4,071

LEISURE & TOURISM -- 3.9%
AirTran Holdings, Inc.+                                                                              1,722            28,844
Alaska Air Group, Inc.+                                                                                614            17,082
Alliance Gaming Corp.+                                                                               1,287            26,100
Ambassadors Group, Inc.+                                                                               131             2,228
Ambassadors International, Inc.                                                                        156             1,911
America West Holdings Corp., Class B+                                                                  777             7,560
Ameristar Casinos, Inc.+                                                                               279             6,986
AMR Corp.+                                                                                           4,082            46,739
Applebee's International, Inc.                                                                       2,700            84,996
Arctic Cat, Inc.                                                                                       386             7,461
Arden Group, Inc., Class A                                                                              35             2,153
Argosy Gaming Co.+                                                                                     594            14,494
Atlantic Coast Airlines Holdings, Inc.+                                                              1,085             9,233
Aztar Corp.+                                                                                           736            13,035
Bally Total Fitness Holding Corp.+                                                                     782             6,764
Bob Evans Farms, Inc.                                                                                  914            24,413
Boca Resorts, Inc., Class A+                                                                           650             8,424
Boyd Gaming Corp.                                                                                      835            12,742
California Pizza Kitchen, Inc.+                                                                        433             7,534
Carmike Cinemas, Inc.+                                                                                  35               921
CEC Entertainment, Inc.+                                                                               610            23,912
Chicago Pizza & Brewery, Inc.+                                                                         280             3,290
Choice Hotels International, Inc.+                                                                     506            14,684
Churchill Downs, Inc.                                                                                  156             5,925
CKE Restaurants, Inc.+                                                                               1,227             7,914
Continental Airlines, Inc., Class B+                                                                 1,716            28,451

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Dave & Buster's, Inc.+                                                                                 288   $         2,966
Dover Downs Gaming & Entertainment, Inc.                                                               219             1,800
Dover Motorsports, Inc.                                                                                379             1,425
ExpressJet Holdings, Inc.+                                                                             784            10,819
Extended Stay America, Inc.+                                                                         1,724            25,739
Frontier Airlines, Inc.+                                                                               773            12,724
Gaylord Entertainment Co.+                                                                             322             7,905
GTECH Holdings Corp.                                                                                 4,000           171,400
IHOP Corp.                                                                                             516            16,951
Isle of Capri Casinos, Inc.+                                                                           393             7,785
Jack in the Box, Inc.+                                                                                 792            14,098
JetBlue Airways Corp.+                                                                               2,900           176,813
K2, Inc.+                                                                                              613             9,103
La Quinta Corp.+                                                                                     3,609            22,484
Landry's Seafood Restaurants, Inc.                                                                   7,164           147,578
Lone Star Steakhouse & Saloon, Inc.                                                                    396             8,276
Magna Entertainment Corp., Class A+                                                                  1,026             4,268
Mair Holdings, Inc.+                                                                                   239             1,623
Mandalay Resort Group                                                                                5,300           209,933
Marcus Corp.                                                                                           502             7,661
Marine Products Corp.                                                                                  148             2,179
Marinemax, Inc.+                                                                                       211             3,062
Mesa Air Group, Inc.+                                                                                  688             7,637
Monaco Coach Corp.+                                                                                    664            10,989
MTR Gaming Group, Inc.+                                                                                594             5,150
Navigant International, Inc.+                                                                          329             4,609
Northwest Airlines Corp.+                                                                            1,586            15,384
O' Charley's, Inc.+                                                                                    521             7,727
P.F. Chang's China Bistro, Inc.+                                                                     3,759           170,471
Panera Bread Co., Class A+                                                                             725            29,696
Papa John's International, Inc.+                                                                       294             7,294
Penn National Gaming, Inc.+                                                                            803            17,120
Pinnacle Entertainment, Inc.+                                                                          560             3,920
Prime Hospitality Corp.+                                                                               962             8,360
Rare Hospitality International, Inc.+                                                                  769            19,156
Red Robin Gourmet Burgers, Inc.+                                                                       228             5,805
Royal Caribbean Cruises, Ltd.                                                                        4,000           112,440
Ryan's Family Steak Houses, Inc.+                                                                    1,099            14,056
Scientific Games Corp., Class A+                                                                     1,286            14,673
Shuffle Master, Inc.+                                                                                1,331            36,177
Six Flags, Inc.+                                                                                     2,416            12,708
SkyWest, Inc.                                                                                       10,905           188,875
Sonic Corp.+                                                                                         1,009            25,508
Speedway Motorsports, Inc.                                                                             367            10,830
Steak n Shake Co.+                                                                                     578             8,612
Steiner Leisure, Ltd.+                                                                               5,400           103,464
Thor Industries, Inc.                                                                                2,166           117,007
Triarc Cos., Inc., Class A                                                                              74               745
Triarc Cos., Inc., Class B                                                                             881             9,162
Vail Resorts, Inc.+                                                                                    488             6,978
WMS Industries, Inc.+                                                                                  574            13,007
                                                                                                             ---------------
                                                                                                                   3,530,806
                                                                                                             ---------------

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 26.2%

COMMUNICATION EQUIPMENT -- 0.4%
Aether Systems, Inc.+                                                                                  950   $         4,342
Dycom Industries, Inc.+                                                                              1,249            25,467
JNI Corp.+                                                                                             598             4,156
Network Appliance, Inc.+                                                                             5,900           121,127
Network Equipment Technologies, Inc.+                                                                  590             5,398
Packeteer, Inc.+                                                                                     5,504            66,323

COMPUTER SERVICES -- 3.4%
Agilysys, Inc.                                                                                         732             6,420
American Management Systems, Inc.+                                                                   1,101            14,038
Anteon International Corp.+                                                                            485            14,841
Aspen Technology, Inc.+                                                                                916             3,572
BARRA, Inc.+                                                                                           387            14,532
CACI International, Inc., Class A+                                                                     704            30,166
Catapult Communications Corp.+                                                                         146             1,837
CCC Information Services Group, Inc.+                                                                  322             5,397
CIBER, Inc.+                                                                                         1,319            10,024
Cognizant Technology Solutions Corp.+                                                                4,500           164,115
CompuCom Systems, Inc.+                                                                                620             2,604
Computer Horizons Corp.+                                                                               790             2,923
Concur Technologies, Inc.+                                                                           7,497            88,914
Concurrent Computer Corp.+                                                                           1,619             6,136
Cyberguard Corp.+                                                                                      266             2,530
Digital Insight Corp.+                                                                                 758            15,084
Digital River, Inc.+                                                                                 7,133           195,088
Digitas, Inc.+                                                                                         405             2,940
DST Systems, Inc.+                                                                                   8,000           300,800
eFunds Corp.+                                                                                        1,220            15,067
FactSet Research Systems, Inc.                                                                       3,100           137,485
Fidelity National Infomation Solutions, Inc.+                                                          331             8,225
FileNET Corp.+                                                                                         887            17,802
iGate Corp.+                                                                                           529             3,121
infoUSA, Inc.+                                                                                         770             5,783
Keane, Inc.+                                                                                         1,354            17,304
Manhattan Associates, Inc.+                                                                         11,768           304,674
Mantech International Corp.+                                                                         3,745            93,176
Manugistics Group, Inc.+                                                                             1,582             8,669
MAPICS, Inc.+                                                                                          457             4,488
Mentor Graphics Corp.+                                                                               1,759            30,835
Neoforma, Inc.+                                                                                        203             2,852
Netegrity, Inc.+                                                                                       658             6,587
Pec Solutions, Inc.+                                                                                   223             3,291
Per-Se Technologies, Inc.+                                                                             700            11,200
Perot Systems Corp., Class A+                                                                        1,911            19,110
ProcureNet, Inc.+(2)(3)                                                                                200                 2
QAD, Inc.+                                                                                             267             2,926
Rainbow Technologies, Inc.+                                                                            620             5,667
SRA International, Inc.+                                                                             4,898           183,332
Sykes Enterprises, Inc.+                                                                               622             4,118
Symantec Corp.+                                                                                      2,600           163,852
Synplicity, Inc.+                                                                                      313             1,847
Syntel, Inc.                                                                                           165             3,764

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SERVICES (CONTINUED)
Tier Technologies, Inc., Class B+                                                                      365   $         3,252
Tyler Technologies, Inc.+                                                                            1,051             7,441

COMPUTER SOFTWARE -- 3.6%
Activcard Corp.+                                                                                       915             7,503
Activision, Inc.+                                                                                    2,149            25,681
Advent Software, Inc.+                                                                                 833            13,403
Altiris, Inc.+                                                                                       3,825           100,521
Ansys, Inc.+                                                                                           386            13,718
Ascential Software Corp.+                                                                            6,806           126,115
Avid Technology, Inc.+                                                                               2,782           147,001
Borland Software Corp.+                                                                             12,246           112,786
Computer Programs & Systems, Inc.+                                                                     161             2,903
Concord Communications, Inc.+                                                                          424             5,550
Datastream Systems, Inc.+                                                                              450             3,488
Documentum, Inc.+                                                                                    6,248           133,145
Embarcadero Technologies, Inc.+                                                                      7,360            73,894
Epicor Software Corp.+                                                                                 987             8,824
EPIQ Systems, Inc.+                                                                                    332             5,631
FalconStor Software, Inc.+                                                                             887             5,553
Fiserv, Inc.+                                                                                        4,000           144,920
Group 1 Software, Inc.+                                                                                234             4,205
Hyperion Solutions Corp.+                                                                              951            27,455
Impac Medical Systems, Inc.+                                                                           160             2,862
Informatica Corp.+                                                                                   1,670            12,441
InteliData Technologies Corp.+                                                                       1,277             3,014
Inter-Tel, Inc.                                                                                        485            11,907
InterCept, Inc.+                                                                                       467             6,384
JDA Software Group, Inc.+                                                                              743            11,048
Kana Software, Inc.+                                                                                   602             2,360
Lawson Software, Inc.+                                                                               1,104             7,827
Legato Systems, Inc.+                                                                                2,254            25,267
Micromuse, Inc.+                                                                                     1,427            11,673
Microstrategy, Inc.+                                                                                 2,672           122,939
Mobius Management Systems, Inc.+                                                                       187             1,500
MRO Software, Inc.+                                                                                    501             6,839
MSC Software Corp.+                                                                                    624             4,493
NetIQ Corp.+                                                                                         1,393            16,632
NetScreen Technologies, Inc.+                                                                        3,400            75,582
Opnet Technologies, Inc.+                                                                              285             3,557
Parametric Technology Corp.+                                                                         5,583            17,419
PDF Solutions, Inc.+                                                                                   376             4,230
Pegasystems, Inc.+                                                                                     250             1,825
Pinnacle Systems, Inc.+                                                                              8,705            73,383
Progress Software Corp.+                                                                               681            14,641
Pumatech, Inc.+                                                                                        967             4,603
Quest Software, Inc.+                                                                               10,025           121,302
Retek, Inc.+                                                                                        14,705            99,259
Roxio, Inc.+                                                                                           763             6,615
Sanchez Computer Associates, Inc.+                                                                     360             1,382
ScanSoft, Inc.+                                                                                      1,933             8,099
Schawk, Inc.                                                                                           193             2,301

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SOFTWARE (CONTINUED)
SeaChange International, Inc.+                                                                       7,019   $        87,948
Secure Computing Corp.+                                                                                833             9,729
Serena Software, Inc.+                                                                                 594            11,048
SonicWall, Inc.+                                                                                     1,345             7,788
SPSS, Inc.+                                                                                            320             5,398
SS&C Technologies, Inc.                                                                                197             3,938
Sybase, Inc.+                                                                                        2,152            36,606
Take-Two Interactive Software, Inc.+                                                                 7,505           256,446
THQ, Inc.+                                                                                             991            16,272
Tradestation Group, Inc.+                                                                              453             3,385
Transaction Systems Architects, Inc., Class A+                                                         878            14,584
Ulticom, Inc.+                                                                                         283             2,980
Vastera, Inc.+                                                                                         699             3,593
Verint Systems, Inc.+                                                                                  137             2,932
VitalWorks, Inc.+                                                                                      976             5,124
Wind River Systems, Inc.+                                                                            1,796            10,219

COMPUTERS & BUSINESS EQUIPMENT -- 2.9%
02Micro International, Ltd.+                                                                         6,300            91,035
Advanced Digital Information Corp.+                                                                 16,316           228,750
Ansoft Corp.+                                                                                          169             1,732
Cray, Inc.+(1)                                                                                       1,716            18,842
Digimarc Corp.+                                                                                      1,043            15,342
Dot Hill Systems Corp.+                                                                                695             9,563
Drexler Technology Corp.+                                                                            2,632            36,901
Echelon Corp.+                                                                                         738             8,782
Electronics for Imaging, Inc.+                                                                       1,212            28,264
Gateway, Inc.+                                                                                       5,659            32,030
General Binding Corp.+                                                                                 152             1,581
Global Imaging Systems, Inc.+                                                                          386             9,496
Handspring, Inc.+                                                                                    1,489             1,683
Henry (Jack) & Associates, Inc.                                                                      6,200           107,818
Herman Miller, Inc.                                                                                  4,000            91,080
HON Industries, Inc.                                                                                 4,000           147,840
Hutchinson Technology, Inc.+                                                                         4,496           148,818
Identix, Inc.+                                                                                       2,230            11,663
Imagistics International, Inc.+                                                                        401            11,621
InFocus Corp.+                                                                                         972             4,724
Integral Systems, Inc.+                                                                                252             4,554
Interface, Inc., Class A+                                                                            1,135             6,152
Intergraph Corp.+                                                                                    1,203            28,006
Iomega Corp.+                                                                                        1,339            14,916
Komag, Inc.+                                                                                           614            10,757
Kronos, Inc.+                                                                                        5,216           275,979
Lexar Media, Inc.+                                                                                   1,391            23,703
Magma Design Automation, Inc.+                                                                       6,445           126,451
Mercury Computer Systems, Inc.+                                                                      2,252            48,035
MICROS Systems, Inc.+                                                                                  430            14,684
MTS Systems Corp.                                                                                      547             8,325
Neoware Systems, Inc.+                                                                                 362             6,179
Netscout Systems, Inc.+                                                                                503             2,510
Nuance Communications, Inc.+                                                                           145               840

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
NYFIX, Inc.+                                                                                           682   $         3,819
Overland Storage, Inc.+                                                                                218             3,215
Pomeroy Computer Resources+                                                                            246             3,124
Quantum Corp.+                                                                                       3,686            11,353
Radiant Systems, Inc.+                                                                                 440             2,754
RadiSys Corp.+                                                                                         462             8,334
Redback Networks, Inc.+                                                                              3,984             2,430
Sigma Designs+                                                                                         422             3,625
Sigmatel, Inc.+                                                                                      1,000            20,610
Silicon Graphics, Inc.+                                                                              5,332             5,119
Silicon Storage Technology, Inc.+                                                                    2,074            18,147
Simpletech, Inc.+                                                                                      199             1,425
Standard Register Co.                                                                                  306             5,080
Stratasys, Inc.+                                                                                       122             5,200
Synaptics, Inc.+                                                                                       425             4,573
Systemax, Inc.+                                                                                        239             1,587
Systems & Computer Technology Corp.+                                                                   878             9,158
Talx Corp.                                                                                             353             8,691
Tivo, Inc.+                                                                                            823             6,098
Virage Logic Corp.+                                                                                    329             2,500

ELECTRONICS -- 8.7%
Actel Corp.+                                                                                           572            13,711
Aeroflex, Inc.+                                                                                      1,362            12,054
Alliance Semiconductor Corp.+                                                                          568             3,090
Analog Devices, Inc.+                                                                                3,300           125,466
Analogic Corp.                                                                                         206             9,888
Artisan Components, Inc.+                                                                              436             7,329
ATMI, Inc.+                                                                                         12,899           325,958
BEI Technologies, Inc.                                                                                 286             4,462
Bel Fuse, Inc., Class B                                                                                256             6,763
Benchmark Electronics, Inc.+                                                                           642            27,137
Brillian Corp.+                                                                                        139             1,252
Brooks Automation, Inc.+                                                                               962            20,106
Checkpoint Systems, Inc.+                                                                              853            13,477
ChipPAC, Inc., Class A+                                                                              1,245             7,333
Cirrus Logic, Inc.+                                                                                  1,806             9,987
Coherent, Inc.+                                                                                        765            18,842
Cohu, Inc.                                                                                             546            10,680
Concord Camera Corp.+                                                                                  633             6,741
Conexant Systems, Inc.+                                                                              6,989            39,558
Credence Systems Corp.+                                                                              1,646            18,929
Cree, Inc.+                                                                                          8,700           161,124
CTS Corp.                                                                                              890            10,956
Cubic Corp.                                                                                            404            10,148
Cymer, Inc.+                                                                                         7,600           313,120
Cypress Semiconductor Corp.+                                                                        26,500           468,520
Daktronics, Inc.+                                                                                      369             5,908
Diodes, Inc.+                                                                                          107             2,203
Dionex Corp.+                                                                                          425            16,728
DSP Group, Inc.+                                                                                       716            17,835
DuPont Photomasks, Inc.+                                                                               311             7,063

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Electro Scientific Industries, Inc.+                                                                   726   $        15,297
Encore Wire Corp.+                                                                                     270             3,564
Energy Conversion Devices, Inc.+                                                                       440             4,624
Entegris, Inc.+                                                                                      7,077            79,970
ESS Technology, Inc.+                                                                                  796             8,581
Exar Corp.+                                                                                          1,043            14,738
Excel Technology, Inc.+                                                                                238             5,950
Fargo Electronics, Inc.+                                                                               299             3,767
FEI Co.+                                                                                               638            14,891
FLIR Systems, Inc.+                                                                                  3,060            78,397
Genesis Microchip, Inc.+                                                                               815             9,136
Globespan Virata, Inc.+                                                                             14,954           107,968
GrafTech International, Ltd.+                                                                        1,400            11,200
Helix Technology Corp.                                                                                 680            11,132
II-VI, Inc.+                                                                                         3,585            71,664
Innovex, Inc.+                                                                                         405             4,030
Integrated Circuit Systems, Inc.+                                                                    4,500           135,180
Integrated Silicon Solutions, Inc.+                                                                    725             7,214
Intermagnetics General Corp.+                                                                          430             9,615
Intersil Corp., Class A+                                                                             8,600           204,680
InterVoice-Brite, Inc.+                                                                                890             7,957
Invision Technologies, Inc.+                                                                           448            10,904
Itron, Inc.+                                                                                           531            10,657
IXYS Corp.+                                                                                            449             4,207
Keithley Instruments, Inc.                                                                             318             4,500
Kopin Corp.+                                                                                         1,810            12,543
Lam Research Corp.+                                                                                 12,000           265,800
Lattice Semiconductor Corp.+                                                                         2,638            18,756
LSI Logic Corp.+                                                                                    13,000           116,870
LTX Corp.+                                                                                           1,292            14,548
Manufacturers Services, Ltd.+                                                                          423             2,115
Mattson Technology, Inc.+                                                                              727             6,587
MEMC Electronic Materials, Inc.+                                                                    13,000           141,830
Methode Electronics, Class A                                                                           869            10,263
Micrel, Inc.+                                                                                        1,461            17,810
Microsemi Corp.+                                                                                     7,754           118,171
MKS Instruments, Inc.+                                                                               4,781           103,556
Monolithic Systems Technology, Inc.+                                                                   588             4,945
Mykrolis, Corp.+                                                                                     8,844           107,366
Nassda Corp.+                                                                                          353             2,778
New Focus, Inc.+                                                                                     1,467             6,587
Omnivision Technologies, Inc.+                                                                         592            25,006
ON Semiconductor Corp.+                                                                                728             2,985
OSI Systems, Inc.+                                                                                     337             5,830
Palm, Inc.+                                                                                            758            14,819
Park Electrochemical Corp.                                                                             449            10,215
ParthusCeva, Inc.+                                                                                     396             3,402
Pemstar, Inc.+                                                                                         660             2,350
Pericom Semiconductor Corp.+                                                                           543             5,430
Photronics, Inc.+                                                                                      743            15,796
Pixelworks, Inc.+                                                                                      899             7,749
Planar Systems, Inc.+                                                                                  366             7,851

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Powell Industries, Inc.+                                                                               166   $         2,789
Power Integrations, Inc.+                                                                            5,470           181,823
Richardson Electronics, Ltd.                                                                           162             1,717
Rofin-Sinar Technologies, Inc.+                                                                        302             6,339
Rogers Corp.+                                                                                          416            12,904
Rudolph Technologies, Inc.+                                                                            305             5,889
Safalink Corp.+                                                                                        676             3,110
SBS Technologies, Inc.+                                                                                380             4,123
Semitool, Inc.+                                                                                        422             3,359
Semtech Corp.+                                                                                       1,532            28,281
Silicon Image, Inc.+                                                                                 1,810             8,163
Silicon Laboratories, Inc.+                                                                          4,300           193,285
Siliconix, Inc.+                                                                                       149             7,486
SIPEX Corp.+                                                                                           646             5,071
Skyworks Solutions, Inc.+@                                                                           3,619            32,933
Sonic Solutions+                                                                                       317             4,416
Standard Microsystems Corp.+                                                                           313             8,445
Stoneridge, Inc.+                                                                                      331             4,869
Superconductor Technologies+                                                                         1,301             5,113
Supertex, Inc.+                                                                                        231             4,144
Sypris Solutions, Inc.                                                                                 140             1,922
Technitrol, Inc.+                                                                                    1,049            19,312
Teradyne, Inc.+                                                                                     12,800           238,080
Thomas & Betts Corp.+                                                                                1,114            17,657
Three-Five Systems, Inc.+                                                                              556             3,064
Transmeta Corp.+                                                                                     2,975             8,330
Trimble Navigation, Ltd.+                                                                            5,126           118,667
TriQuint Semiconductor, Inc.+                                                                        3,476            19,466
TTM Technologies, Inc.+                                                                                503             7,183
Ultratech Stepper, Inc.+                                                                               526            14,844
Varian Semiconductor Equipment Associates, Inc.+                                                     4,241           158,825
Varian, Inc.+                                                                                        3,663           114,725
Veeco Instruments, Inc.+                                                                               594            11,856
Vitesse Semiconductor Corp.+                                                                         5,365            34,336
Watts Industries, Inc., Class A                                                                        291             5,127
White Electronic Designs Corp.+                                                                        487             5,235
Wilson Greatbatch Technologies, Inc.+                                                                3,118           112,404
Woodhead Industries, Inc.                                                                              258             3,883
Woodward Governor Co.                                                                                  231            10,097
X-Rite, Inc.                                                                                           529             5,988
Xicor, Inc.+                                                                                           653             6,066
Zoran Corp.+                                                                                         1,057            20,611
Zygo Corp.+                                                                                            412             6,757

INTERNET CONTENT -- 2.4%
Alloy, Inc.+                                                                                        13,591            76,110
AsiaInfo Holdings, Inc.+                                                                               776             5,230
Ask Jeeves, Inc.+                                                                                      903            15,712
At Road, Inc.+                                                                                       9,485           127,573
Avocent Corp.+                                                                                       5,000           151,450
Broadvision, Inc.+                                                                                     669             3,280
CMGI, Inc.+                                                                                          9,632            14,930

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

INTERNET CONTENT (CONTINUED)
CNET Networks, Inc.+                                                                                 2,636   $        18,663
Convera Corp.+                                                                                         288             1,253
Digitalthink, Inc.+                                                                                    917             2,357
EarthLink, Inc.+                                                                                     3,076            25,316
eUniverse, Inc.+                                                                                       272               571
FindWhat.com+                                                                                        4,592            79,350
GSI Commerce, Inc.+                                                                                    403             4,022
Harris Interactive, Inc.+                                                                            1,108             7,800
Infospace, Inc.+                                                                                       662            13,511
Interland, Inc.+                                                                                       318             2,445
Looksmart, Ltd.+                                                                                    25,490            80,039
MarketWatch.com, Inc.+                                                                                 156             1,304
Mindspeed Technologies, Inc.+                                                                        2,323            12,521
Net2Phone, Inc.+                                                                                       647             4,083
NetBank, Inc.                                                                                        1,251            15,575
Netratings, Inc.+                                                                                      262             2,445
NIC, Inc.+                                                                                             768             3,617
Opsware, Inc.+                                                                                       1,248             9,110
Overture Services, Inc.+@                                                                            6,762           179,125
PC-Tel, Inc.+                                                                                          512             5,463
ProQuest Co.+                                                                                          620            16,306
Register.com, Inc.+                                                                                    471             2,124
RSA Security, Inc.+                                                                                  1,244            17,764
S1 Corp.+                                                                                           17,209            86,906
Safeguard Scientifics, Inc.+                                                                         3,113            10,584
Sapient Corp.+                                                                                       2,017             7,241
Sohu Common, Inc.+                                                                                   4,441           138,115
Stamps.com, Inc.+                                                                                      953             5,547
Stellent, Inc.+                                                                                        458             3,554
Support.com, Inc.+                                                                                     645             7,218
Trizetto Group, Inc.+                                                                                  807             5,407
United Online, Inc.+                                                                                 6,042           209,778
Valueclick, Inc.+                                                                                    1,723            14,491
Verity, Inc.+                                                                                          545             7,123
Verso Technologies, Inc.+                                                                            2,335             8,756
Vitria Technology, Inc.+                                                                               479             2,419

INTERNET SOFTWARE -- 1.5%
Agile Software Corp.+                                                                                1,127            10,729
Akamai Technologies, Inc.+                                                                           2,682            11,506
Ariba, Inc.+                                                                                         7,005            21,295
BEA Systems, Inc.+                                                                                  24,400           294,020
E.piphany, Inc.+                                                                                     1,451             7,240
eCollege.com, Inc.+                                                                                  4,904            98,767
Entrust, Inc.+                                                                                       1,263             6,201
eResearch Technology, Inc.+                                                                            467            16,266
F5 Networks, Inc.+                                                                                     580            11,159
Internet Security Systems, Inc.+                                                                       969            12,113
Interwoven, Inc.+                                                                                    2,685             7,115
Keynote Systems, Inc.+                                                                                 499             5,813
Lionbridge Technologies, Inc.+                                                                         858             6,444
Macromedia, Inc.+                                                                                    6,600           163,284

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

INTERNET SOFTWARE (CONTINUED)
Matrixone, Inc.+                                                                                     1,122   $         5,531
Openwave Systems, Inc.+                                                                              4,714            19,893
Portal Software, Inc.+                                                                                 649             9,398
Raindance Communications, Inc.+                                                                      3,646            10,063
Riverstone Networks, Inc.+                                                                           3,409             3,409
Seebeyond Technology Corp.+                                                                          1,251             3,203
TIBCO Software, Inc.+                                                                               24,889           133,156
Vignette Corp.+                                                                                      5,387            12,390
WatchGuard Technologies, Inc.+                                                                         857             4,585
webMethods, Inc.+                                                                                    1,193             9,520
Websense, Inc.+                                                                                        519            11,039

TELECOMMUNICATIONS -- 3.3%
Adaptec, Inc.+                                                                                       2,798            21,153
Advanced Fibre Communication, Inc.+                                                                 13,200           276,804
Advanced Radio Telecom Corp.+(2)(3)                                                                    200                 0
Anaren Microwave, Inc.+                                                                                580             7,401
Andrew Corp.+                                                                                        3,856            47,390
Anixter International, Inc.+                                                                           812            18,489
Applied Signal Technology, Inc.                                                                        228             4,549
Arris Group, Inc.+                                                                                   1,387             7,975
Aspect Communications Corp.+                                                                           800             6,664
Avanex Corp.+                                                                                        1,507             7,309
Avaya, Inc.+                                                                                         6,600            71,940
Boston Communications Group, Inc.+                                                                     417             4,158
C-COR.net Corp.+                                                                                       823             5,432
Cable Design Technologies Corp.+                                                                     1,109             8,872
Centennial Communications Corp.+                                                                       279             1,417
Centillium Communications, Inc.+                                                                       764             5,402
Cincinnati Bell, Inc.+                                                                               4,486            22,834
Commonwealth Telephone Enterprises, Inc.+                                                              565            22,673
CommScope, Inc.+                                                                                     1,346            16,233
Computer Network Technology Corp.+                                                                     704             6,111
Comtech Telecommunications Corp.+                                                                      296             7,077
Corvis Corp.+                                                                                        7,981            10,216
CT Communications, Inc.                                                                                458             5,175
D & E Communications, Inc.                                                                             335             4,750
Ditech Communications Corp.+                                                                           676             5,935
Dobson Communications Corp., Class A+                                                                  502             4,076
EchoStar Communications Corp., Class A+                                                              9,300           355,911
EMS Technologies, Inc.+                                                                                277             4,703
Enterasys Networks, Inc.+                                                                            5,302            21,208
Extreme Networks, Inc.+                                                                              2,523            15,920
Finisar Corp.+                                                                                       3,596             8,091
General Communication, Inc., Class A+                                                                1,151             9,576
Golden Telecom, Inc.+                                                                                  326             8,913
Harmonic, Inc.+                                                                                      1,578             9,894
Hickory Tech Corp.                                                                                     341             3,904
Hungarian Telephone & Cable Corp.+                                                                      87               805
Hypercom Corp.+                                                                                        677             3,649
Inet Technologies, Inc.+                                                                               339             4,387
Infonet Services Corp.+                                                                              1,781             3,705

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Intrado, Inc.+                                                                                         371   $         8,451
Ixia+                                                                                                  598             6,470
j2 Global Communications, Inc.+                                                                        433            16,380
KVH Industries, Inc.+                                                                                3,252            81,983
Lightbridge, Inc.+                                                                                     707             6,667
Mastec, Inc.+                                                                                          514             4,986
Mcleodusa, Inc.+                                                                                     1,592             2,213
Metro One Telecommunications, Inc.+                                                                    487             1,695
MRV Communications, Inc.+                                                                            2,606             7,323
Newport Corp.+                                                                                       1,009            14,227
NII Holdings, Inc.+                                                                                    310            18,504
North Pittsburgh Systems, Inc.                                                                         392             6,637
Oplink Communications, Inc.+                                                                         2,882             7,291
Optical Communication Products, Inc.+                                                                  412               972
Plantronics, Inc.+                                                                                   1,046            24,968
Powerwave Technologies, Inc.+                                                                        1,721            11,393
Price Communications Corp.+                                                                          1,053            13,057
Primus Telecommunications Group, Inc.+                                                               1,281             8,647
Proxim Corp.+                                                                                        3,174             4,729
PTEK Holdings, Inc.+                                                                                 1,113             9,071
RCN Corp.+                                                                                           1,413             2,600
RF Micro Devices, Inc.+                                                                              4,485            41,666
SafeNet, Inc.+                                                                                         283            10,225
SBA Communcations Corp.+                                                                             1,130             3,616
Shenandoah Telecommunications Co.                                                                       77             2,968
Sonus Networks, Inc.+                                                                                5,171            35,835
Spectralink Corp.+                                                                                     408             7,621
Stratex Networks, Inc.+                                                                              2,162             8,324
SureWest Communications                                                                                379            12,602
Sycamore Networks, Inc.+                                                                             4,307            21,104
Symmetricom, Inc.+                                                                                     980             6,203
Talk America Holdings, Inc.+                                                                           683             7,793
Tekelec+                                                                                             1,327            20,715
Tellium, Inc.+                                                                                       2,537             3,577
Terayon Corp.+                                                                                       1,706             9,810
Time Warner Telecom, Inc., Class A+                                                                  1,040             9,630
Tollgrade Communications, Inc.+                                                                        353             5,673
Triton PCS Holdings, Inc., Class A+                                                                    574             2,560
Turnstone Systems, Inc.+                                                                               880             2,526
ViaSat, Inc.+                                                                                          542             9,653
Warwick Valley Telephone Co.                                                                            47             3,666
WebEx Communications, Inc.+                                                                          5,027            95,463
West Corp.+                                                                                          6,200           147,498
Westell Technologies, Inc., Class A+                                                                 1,154             8,643
Western Wireless Corp., Class A+                                                                     1,372            25,574
Wiltel Communications Group+                                                                           687            10,978
Wireless Facilities, Inc.+                                                                           6,401            76,172
                                                                                                             ---------------
                                                                                                                  15,258,042
                                                                                                             ---------------

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
MATERIALS -- 2.3%

CHEMICALS -- 0.7%
A. Schulman, Inc.                                                                                      769   $        12,196
Aceto Corp.                                                                                            232             3,248
Albemarle Corp.                                                                                        832            22,838
Ameron International Corp.                                                                             171             5,645
Ampco Pittsburgh Corp.                                                                                 122             1,463
Arch Chemicals, Inc.                                                                                   515            10,712
Cambrex Corp.                                                                                          504            11,441
Ceradyne, Inc.+                                                                                        187             4,838
Crompton Corp.                                                                                       2,984            17,337
Ethyl Corp.+                                                                                           380             4,780
Ferro Corp.                                                                                            926            19,779
FMC Corp.+                                                                                             917            23,108
Georgia Gulf Corp.                                                                                     726            16,952
Great Lakes Chemical Corp.                                                                             944            18,984
H.B. Fuller Co.                                                                                        741            17,984
Hercules, Inc.+                                                                                      2,361            26,750
IMC Global, Inc.                                                                                     2,828            18,127
MacDermid, Inc.                                                                                        706            18,674
Millennium Chemicals, Inc.                                                                           1,656            15,815
NL Industries, Inc.                                                                                    192             3,124
Octel Corp.                                                                                            260             4,524
Olin Corp.                                                                                           1,403            22,195
OM Group, Inc.+                                                                                        740            10,834
Omnova Solutions, Inc.+                                                                                858             3,012
PolyOne Corp.                                                                                        2,393             9,404
Quaker Chemical Corp.                                                                                  205             4,768
Solutia, Inc.                                                                                        2,733            10,905
Spartech Corp.                                                                                         602            12,823
Stepan Co.                                                                                             134             3,053
Symyx Technologies, Inc.+                                                                              604            13,010
Valhi, Inc.                                                                                            697             7,848
W.R. Grace & Co.+                                                                                    1,709             5,298
Wellman, Inc.                                                                                          831             6,241

FOREST PRODUCTS -- 0.3%
Buckeye Technologies, Inc.+                                                                            696             6,327
Caraustar Industries, Inc.+                                                                            684             5,971
Chesapeake Corp.                                                                                       372             8,385
Delta & Pine Land Co.                                                                                  977            22,481
Deltic Timber Corp.                                                                                    245             7,085
Glatfelter                                                                                             742             8,741
Longview Fibre Co.                                                                                   1,333            13,023
Louisiana-Pacific Corp.+                                                                             2,729            37,606
Pope & Talbot, Inc.                                                                                    407             6,154
Potlatch Corp.                                                                                         620            18,426
Rock-Tenn Co., Class A                                                                                 638             9,302
Schweitzer-Mauduit International, Inc.                                                                 385             9,721
Silgan Holdings, Inc.+                                                                                 281             8,992
Wausau-Mosinee Paper Corp.                                                                             962            11,746

METALS & MINERALS -- 1.3%
AK Steel Holding Corp.+                                                                              2,527             5,054
Allegheny Technologies, Inc.                                                                         2,113            13,840

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)

METALS & MINERALS (CONTINUED)
AMCOL International Corp.                                                                              491   $         6,069
Apogee Enterprises, Inc.                                                                               581             5,996
Arch Coal, Inc.                                                                                      1,203            26,719
Barnes Group, Inc.                                                                                     320             8,307
Brush Engineered Materials, Inc.+                                                                      348             3,567
Carpenter Technology Corp.                                                                             521            11,170
Centex Construction Products, Inc.                                                                     170             7,594
Century Aluminum Co.+                                                                                  321             3,483
CIRCOR International, Inc.                                                                             322             6,182
Cleveland-Cliffs, Inc.+                                                                                237             6,067
Coeur D'alene Mines Corp.+                                                                           4,614            14,350
Commercial Metals Co.                                                                                  655            12,032
Cooper Industries, Ltd., Class A                                                                     2,600           124,878
Crown Holdings, Inc.+                                                                                4,303            29,045
Drew Industries, Inc.+                                                                                 161             2,980
Gibralter Steel Corp.                                                                                  247             5,444
Greif Brothers Corp., Class A                                                                          335             8,710
Hecla Mining Co.+                                                                                    2,855            14,960
Hexcel Corp.+                                                                                          585             3,452
Kaydon Corp.                                                                                           639            15,170
Lennox International, Inc.                                                                           1,144            16,714
Liquidmetal Technologies+                                                                              447             1,408
LSI Industries, Inc.                                                                                   372             5,242
Material Sciences Corp.+                                                                               204             2,085
Maverick Tube Corp.+                                                                                 1,093            16,963
Minerals Technologies, Inc.                                                                            453            23,058
Mueller Industries, Inc.+                                                                              894            22,752
Myers Industries, Inc.                                                                                 502             5,025
NN, Inc.                                                                                               279             3,588
NS Group, Inc.+                                                                                        383             2,474
Penn Engineering & Manufacturing Corp.                                                                 267             4,115
Quanex Corp.                                                                                           423            14,213
Reliance Steel & Aluminum Co.                                                                          535            11,872
Royal Gold, Inc.                                                                                       417             7,631
RTI International Metals, Inc.+                                                                        495             5,207
Ryerson Tull, Inc.                                                                                     566             4,415
Schnitzer Steel Industries, Inc.                                                                       235             7,057
Shaw Group, Inc.+                                                                                      985            10,352
Simpson Manufacturing Co., Inc.+                                                                     1,987            81,248
Steel Dynamics, Inc.+                                                                                  979            14,822
Stillwater Mining Co.+                                                                               1,015             6,395
Texas Industries, Inc.                                                                                 549            13,505
Trex Co., Inc.+                                                                                        195             6,055
Universal Forest Products, Inc.                                                                        405             9,829
USEC, Inc.                                                                                           2,143            13,994
USG Corp.+                                                                                             954            16,447
Valmont Industries, Inc.                                                                               381             7,540
Westmoreland Coal Co.                                                                                  162             2,273
Worthington Industries, Inc.                                                                         6,600            82,896
York International Corp.                                                                               970            33,552
                                                                                                             ---------------
                                                                                                                   1,349,466
                                                                                                             ---------------

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE -- 2.2%

REAL ESTATE COMPANIES -- 0.2%
American Reality Investors, Inc.+                                                                       56   $           562
Avatar Holdings, Inc.+                                                                                 135             4,317
Beazer Homes USA, Inc.+                                                                                341            28,780
Champion Enterprises, Inc.+                                                                          1,366             8,674
Coachmen Industries, Inc.                                                                              352             4,122
Consolidated Tomoka Land Co.                                                                           147             4,265
Corrections Corp. of America+                                                                          913            22,524
Dominion Homes, Inc.+                                                                                   97             2,496
Fleetwood Enterprises, Inc.+                                                                           937             8,686
Jones Lang LaSalle, Inc.+                                                                              808            14,948
Lyon William Homes, Inc.+                                                                              106             5,316
Orleans Homebuilders, Inc.+                                                                             43               508
Reading International, Inc.+                                                                           360             2,056
Tejon Ranch Co.+                                                                                       176             5,861
Trammell Crow Co.+                                                                                     804            10,010
United Capital Corp.                                                                                    71             1,278
Washington Group International, Inc.+                                                                  652            17,571

REAL ESTATE INVESTMENT TRUSTS -- 2.0%
Acadia Realty Trust                                                                                    373             4,096
Alexander's, Inc.+                                                                                      46             4,853
Alexandria Real Estate Equities, Inc.                                                                  495            23,775
American Land Lease, Inc.                                                                              133             2,454
American Mortgage Acceptance Co.                                                                       210             3,473
AMLI Residential Properties Trust                                                                      456            11,947
Anthracite Capital, Inc.                                                                             1,248            12,043
Apex Mtg. Capital, Inc.                                                                                779             4,191
Associated Estates Realty Corp.                                                                        427             2,784
Bedford Property Investors, Inc.                                                                       352             9,134
Boykin Lodging Co.                                                                                     452             3,724
Brandywine Realty Trust                                                                                655            16,827
Brookfield Homes Corp.                                                                                 410             7,597
BRT Realty Trust                                                                                        90             1,717
Capital Automotive REIT                                                                                643            19,618
Capstead Mtg. Corp.                                                                                    258             3,207
Chateau Communities, Inc.                                                                              550            16,368
Colonial Properties Trust                                                                              420            15,133
Commercial Net Lease Realty, Inc.                                                                      958            16,315
Cornerstone Realty Income Trust, Inc.                                                                1,425            11,514
Corporate Office Properties Trust                                                                      758            14,031
Correctional Properties Trust                                                                          274             6,836
CRIIMI MAE, Inc.+                                                                                      322             3,342
Crown American Realty Trust                                                                            681             8,104
EastGroup Properties, Inc.                                                                             402            11,168
Entertainment Properties Trust                                                                         449            13,470
Equity Inns, Inc.                                                                                    1,058             7,967
Equity One, Inc.                                                                                       717            12,189
Essex Property Trust, Inc.                                                                             433            27,153
FelCor Lodging Trust, Inc.                                                                           1,276            13,219
First Industrial Realty Trust, Inc.                                                                  1,024            32,840
Gables Residential Trust                                                                               641            20,717
Getty Realty Corp.                                                                                     406             9,947

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Glenborough Realty Trust, Inc.                                                                         452   $         8,525
Glimcher Realty Trust                                                                                  803            16,919
Great Lakes REIT, Inc.                                                                                 370             5,890
Health Care REIT, Inc.                                                                               1,052            32,454
Heritage Property Investment Trust, Inc.                                                               483            13,949
Highwoods Properties, Inc.                                                                           1,396            33,309
Home Properties of New York, Inc.                                                                      726            28,459
Impac Mtg. Holdings, Inc.                                                                            1,283            20,772
Innkeepers USA Trust                                                                                   700             6,090
Investors Real Estate Trust                                                                            936             9,182
Keystone Property Trust                                                                                472             9,563
Kilroy Realty Corp.                                                                                    630            17,986
Koger Equity, Inc.                                                                                     494             9,287
Kramont Realty Trust                                                                                   554             9,390
LaSalle Hotel Properties                                                                               445             7,712
Lexington Corporate Properties Trust                                                                   816            15,635
LTC Properties, Inc.                                                                                   344             3,984
Manufactured Home Communities, Inc.                                                                    366            14,340
Meristar Hospitality Corp.+                                                                          1,096             7,760
MFA Mortgage Investments, Inc.                                                                       1,588            15,118
Mid Atlantic Realty Trust                                                                              471             9,891
Mid-America Apartment Communities, Inc.                                                                401            12,102
Mission West Properties, Inc.                                                                          396             4,895
National Health Investors, Inc.                                                                        578            10,537
National Health Realty, Inc.                                                                           161             2,434
Nationwide Health Properties, Inc.                                                                   1,534            26,830
Newcastle Investment Corp.                                                                             679            15,610
Novastar Financial, Inc.                                                                               257            14,770
Omega Healthcare Investors, Inc.+                                                                      411             3,156
Parkway Properties, Inc.                                                                               243            10,619
Pennsylvania Real Estate Investment Trust                                                              548            18,331
Post Properties, Inc.                                                                                  824            22,438
Prentiss Properties Trust                                                                              812            25,172
Price Legacy Corp.+                                                                                    532             1,862
PS Business Parks, Inc.                                                                                335            12,643
RAIT Investment Trust                                                                                  515            11,824
Ramco-Gershenson Properties Trust                                                                      279             7,101
Reckson Associates Realty Corp.                                                                      1,217            28,125
Redwood Trust, Inc.                                                                                    330            13,992
Saul Centers, Inc.                                                                                     285             7,567
Senior Housing Properties Trust                                                                      1,186            17,090
Sizeler Property Investors, Inc.                                                                       301             3,154
SL Green Realty Corp.                                                                                  714            25,783
Sovran Self Storage, Inc.                                                                              339            11,238
Summit Properties, Inc.                                                                                614            13,950
Sun Communities, Inc.                                                                                  362            14,263
Tanger Factory Outlet Centers, Inc.                                                                    171             6,284
Tarragon Reality Investments, Inc.+                                                                    142             2,165
Taubman Centers, Inc.                                                                                1,148            22,501
Town & Country Trust                                                                                   374             8,785
Transcontinental Realty Investors, Inc.+                                                                43               507
U.S. Restaurant Properties, Inc.                                                                       518             8,417

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
United Mobile Homes, Inc.                                                                              144   $         2,170
Universal Health Realty Income Trust                                                                   285             7,738
Urstadt Biddle Properties, Inc.                                                                        545             7,357
Ventas, Inc.                                                                                         1,934            33,110
Washington Real Estate Investment Trust                                                                950            27,550
Winston Hotels, Inc.                                                                                   448             4,077
                                                                                                             ---------------
                                                                                                                   1,276,089
                                                                                                             ---------------

UTILITIES -- 1.2%

ELECTRIC UTILITIES -- 0.7%
Allegheny Energy, Inc.+                                                                              3,074            28,096
Avista Corp.                                                                                         1,258            19,600
Black Hills Corp.                                                                                      836            25,799
Central Vermont Public Service Corp.                                                                   308             6,831
CH Energy Group, Inc.                                                                                  375            16,500
Cleco Corp.                                                                                          1,152            18,824
CMS Energy Corp.                                                                                     3,538            26,075
El Paso Electric Co.+                                                                                1,281            14,796
Empire District Electric Co.                                                                           593            13,046
Headwaters, Inc.+                                                                                      679            10,932
IDACORP, Inc.                                                                                          997            25,423
MGE Energy, Inc.                                                                                       462            13,980
PNM Resources, Inc.                                                                                  1,021            28,629
XTO Energy, Inc.                                                                                     6,600           138,534

GAS & PIPELINE UTILITIES -- 0.5%
American States Water Co.                                                                              396             9,334
Aquila, Inc.+                                                                                        4,799            16,221
Atmos Energy Corp.                                                                                   1,299            31,098
California Water Service Group                                                                         453            11,692
Cascade Natural Gas Corp.                                                                              288             5,645
Chesapeake Utilities Corp.                                                                             145             3,323
Connecticut Water Service, Inc.                                                                        207             5,587
Energen Corp.                                                                                          912            32,996
EnergySouth, Inc.                                                                                      114             3,680
Laclede Group, Inc.                                                                                    496            13,397
Middlesex Water Co.                                                                                    203             4,976
New Jersey Resources Corp.                                                                             707            25,480
Northwest Natural Gas Co.                                                                              669            19,401
NUI Corp.                                                                                              417             6,234
Priceline Common, Inc.+                                                                              3,407            98,769
SJW Corp.                                                                                               72             6,084
Southwest Water Co.                                                                                    259             3,645
                                                                                                             ---------------
                                                                                                                     684,627
                                                                                                             ---------------
TOTAL COMMON STOCK (cost $51,040,432)                                                                             53,185,185
                                                                                                             ---------------

WARRANTS -- 0.0%                                                                                  SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%

COMPUTER SOFTWARE -- 0.0%
Microstrategy, Inc. Class A Expires 6/24/2007+                                                          18   $             5

TELECOMMUNICATIONS -- 0.0%
Focal Communications Corp. Expires 11/04/2007+(2)(3)                                                    60                 0
                                                                                                             ---------------
TOTAL WARRANTS (cost $0)                                                                                                   5
                                                                                                             ---------------

EXCHANGE-TRADED FUNDS -- 1.2%

FINANCE -- 1.2%

FINANCIAL SERVICES -- 1.2%
iShares Russell 2000 Index Fund@ (cost $746,425)                                                     7,300           708,465
                                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $51,786,857)                                                                    53,893,655
                                                                                                             ---------------

                                                                                              PRINCIPAL
SHORT-TERM SECURITIES -- 0.5%                                                                   AMOUNT
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 0.3%
Federal Home Loan Bank Cons. Disc. Notes 0.95% due 10/1/03@                                $       200,000           200,000

U.S. GOVERNMENT OBLIGATIONS -- 0.2%
United States Treasury Bills 0.92% due 12/18/03@                                                   130,000           129,745
                                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $329,741)                                                                          329,745
                                                                                                             ---------------

REPURCHASE AGREEMENTS -- 7.2%

State Street Bank & Trust Co. Joint Repurchase Agreement Account (Note 2)                        2,838,000         2,838,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.40%, dated 9/30/03, to be repurchased 10/01/03 in the amount of $786,009 and collateralized by $545,000 of United States Treasury Bonds, bearing interest
  at 9.25%, due 2/15/16 and having an approximate value of $801,831                                786,000           786,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 9/30/03, to be repurchased 10/01/03 in the amount of $557,005 and collateralized by $390,000 of United States Treasury Bonds, bearing interest
  at 8.75%, due 5/15/17 and having an approximate value of $568,152                                557,000           557,000
                                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $4,181,000)                                                                      4,181,000
                                                                                                             ---------------

TOTAL INVESTMENTS --
   (cost $56,297,598)(See Note 3)                                                 100.1%                          58,404,400
Liabilities in excess of other assets --                                           (0.1)                            (101,405)
                                                                                  -----                      ---------------
NET ASSETS --                                                                     100.0%                     $    58,302,995
                                                                                  =====                      ===============

----------
+   Non-income producing securities.
@ The security or a portion thereof represents collateral for open futures contracts.
#   Security represents an investment in an affiliated company.
(1) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(2) Fair valued securities; see Note 2.
(3) Illiquid security.
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                         VALUE AS OF       UNREALIZED
NUMBER OF                                 EXPIRATION       VALUE AT     SEPTEMBER 30,     APPRECIATION/
CONTRACTS     DESCRIPTION                    DATE         TRADE DATE        2003         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
 4 Long       Russell 2000 Index         December 2003   $ 1,023,230      $ 975,700         $ (47,530)
                                                                                            =========

See Notes to Financial Statements.

SEASONS SERIES TRUST
INTERNATIONAL EQUITY
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

COMMON STOCK -- 83.9%                                                                             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
AUSTRALIA -- 4.6%

Alumina, Ltd. (Materials)                                                                            1,834   $         6,363
Amcor, Ltd. (Materials)                                                                             30,410           179,972
AMP, Ltd. (Finance)                                                                                  2,296            10,402
Aristocrat Leisure, Ltd. (Information & Entertainment)                                                 479               626
Australia & New Zealand Banking Group, Ltd. (Finance)                                                2,461            30,050
Australian Gas Light Co., Ltd. (Utilities)                                                             715             5,165
Australian Stock Exchange, Ltd. (Finance)                                                              165             1,593
BHP Billiton, Ltd. (Materials)                                                                       6,077            43,654
BHP Steel, Ltd. (Materials)                                                                          1,289             4,393
Boral, Ltd. (Materials)                                                                                928             3,308
Brambles Industries, Ltd. (Industrial & Commercial)                                                  1,572             5,015
Brambles Industries, PLC (Industrial & Commercial)                                                   1,176             3,318
Centro Props Group (Real Estate)                                                                       900             2,271
CFS Gandel Retail Trust (Real Estate)(1)                                                             2,089             1,819
Coca-Cola Amatil, Ltd. (Consumer Staples)                                                              732             2,848
Cochlear, Ltd. (Healthcare)                                                                          6,586           140,586
Coles Myer, Ltd. (Consumer Discretionary)                                                            1,743             9,011
Commonwealth Bank of Australia (Finance)                                                             2,039            38,421
Commonwealth Property Office Fund (Real Estate)(1)                                                   1,980             1,535
Computershare, Ltd. (Information Technology)                                                           712             1,283
CSL, Ltd. (Healthcare)                                                                                 258             2,817
CSR, Ltd. (Materials)                                                                                1,524             2,073
Deutsche Office Trust (Real Estate)(1)                                                               1,855             1,401
Foster's Group, Ltd. (Consumer Staples)                                                              3,363            10,226
Futuris Corp., Ltd. (Industrial & Commercial)                                                          856               920
General Property Trust (Real Estate)(1)                                                              3,175             5,939
Harvey Norman Holding, Ltd. (Consumer Discretionary)                                                   860             1,720
Iluka Resources, Ltd. (Materials)                                                                      378             1,098
Insurance Australia Group, Ltd. (Finance)                                                            2,697             7,614
Investa Property Group (Real Estate)(1)                                                              1,500             1,980
James Hardie Industries NV (Consumer Discretionary)                                                 37,344           186,968
John Fairfax Holdings, Ltd. (Information & Entertainment)                                            1,375             3,002
Johnson Electric Holdings, Ltd. (Industrial & Commercial)                                            2,000             3,086
Leighton Holdings, Ltd. (Industrial & Commercial)                                                      220             1,514
Lend Lease Corp., Ltd. (Finance)                                                                       636             4,456
Lion Nathan, Ltd. (Consumer Staples)                                                                   400             1,456
Macquarie Bank, Ltd. (Finance)                                                                         332             7,792
Macquarie Goodman (Real Estate)(1)                                                                   1,700             1,723
Macquarie Infrastructure Group (Industrial & Commercial)(1)                                          3,082             6,835
Mayne Nickless, Ltd. (Industrial & Commercial)                                                       1,316             2,945
Mirvac Group (Real Estate)                                                                           1,094             3,126
National Australia Bank, Ltd. (Finance)                                                              2,511            52,610
Newcrest Mining, Ltd. (Energy)                                                                      33,430           249,239
News Corp., Ltd. (Information & Entertainment)                                                       2,387            19,518
OneSteel, Ltd. (Materials)                                                                             881             1,282
Orica, Ltd. (Materials)                                                                                456             3,722

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
AUSTRALIA (CONTINUED)

Origin Energy, Ltd. (Energy)                                                                         1,059   $         3,083
Pacific Dunlop, Ltd. (Consumer Discretionary)                                                          273             1,248
PaperlinX, Ltd. (Materials)                                                                            585             2,157
Patrick Corp., Ltd. (Industrial & Commercial)                                                          267             2,392
Promina Group (Finance)                                                                            154,359           327,608
Publishing & Broadcasting Ltd. (Information & Entertainment)                                           215             1,618
QBE Insurance Group, Ltd. (Finance)                                                                 26,552           179,897
Rinker Group, Ltd. (Industrial & Commercial)                                                         1,476             5,813
Rio Tinto, Ltd. (Materials)                                                                            506            11,314
Santos, Ltd. (Energy)                                                                               28,741           111,832
Sonic Healthcare, Ltd. (Healthcare)                                                                    381             1,739
Southcorp, Ltd. (Consumer Staples)                                                                   1,026             2,115
Stockland Trust Group (Real Estate)(1)                                                               1,862             5,826
Suncorp-Metway, Ltd. (Finance)                                                                         859             6,971
Tab, Ltd. (Information & Entertainment)                                                                735             1,660
TABCORP Holdings Ltd. (Information & Entertainment)                                                    594             4,671
Telstra Corp., Ltd. (Information Technology)                                                         3,561            11,482
Toll Holdings, Ltd. (Finance)                                                                          300             1,547
Transurban Group (Industrial & Commercial)                                                             749             2,176
Wesfarmers, Ltd. (Industrial & Commercial)                                                             619            11,420
Westfield Holdings, Ltd. (Real Estate)                                                                 688             6,646
Westfield Trust (Real Estate)(1)                                                                     3,511             7,810
Westpac Banking Corp., Ltd. (Finance)                                                                2,876            31,694
WMC Resources, Ltd. (Materials)+                                                                     1,924             5,785
Woodside Petroleum, Ltd. (Energy)                                                                      757             6,900
Woolworths, Ltd. (Consumer Discretionary)                                                            1,652            13,171
                                                                                                             ---------------
                                                                                                                   1,845,270
                                                                                                             ---------------

AUSTRIA -- 0.0%

Boehler-Uddeholm AG (Materials)                                                                          8               429
Erste Bank der oesterreichischen Sparkassen AG (Finance)                                                38             3,846
Flughafen Wien AG (Industrial & Commercial)                                                             17               685
Immofinanz Immobil Anlagen AG (Real Estate)+                                                           300             2,188
Mayr-Melnhof Karton AG (Materials)                                                                       7               652
Oesterreichische Elektrizitaetswirtschafts AG, Class A (Utilities)                                       8               748
OMV AG (Energy)                                                                                         21             2,515
Radex Heraklith Industriebeteiligungs AG (Industrial & Commercial)+                                     30               423
Telekom Austria AG (Information Technology)+                                                           325             3,446
VA Technologies AG (Industrial & Commercial)+                                                           14               405
Voestalpine AG (Materials)                                                                              28               993
Wienerberger AG (Industrial & Commercial)                                                               52             1,106
                                                                                                             ---------------
                                                                                                                      17,436
                                                                                                             ---------------

BELGIUM -- 0.7%

AGFA Gevaert NV (Information & Entertainment)                                                          182             4,390
Barco NV (Information Technology)                                                                       15             1,007
Bekaert NV (Materials)                                                                                  23             1,073
Colruyt NV (Consumer Discretionary)                                                                  2,228           192,368
Compagnie Maritime Belge SA (Industrial & Commercial)                                                    6               296
Dexia (Finance)                                                                                      1,057            15,420
Electrabel SA (Utilities)                                                                               48            13,211
Etablissements Delhaize Freres et Cie Le Lion (Information & Entertainment)                            120             4,894

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
BELGIUM (CONTINUED)

Exmar NV (Industrial & Commercial)+                                                                      6   $           231
Fortis (Finance)                                                                                     1,686            28,702
Groupe Bruxelles Lambert SA (Industrial & Commercial)                                                  112             5,370
Interbrew (Consumer Staples)                                                                           245             6,104
KBC Bancassurance Holding (Finance)                                                                    147             5,601
Omega Pharma SA (Healthcare)                                                                            33               955
S.A. D'Ieteren N.V. (Finance)                                                                            5               819
Solvay SA (Materials)                                                                                  103             7,351
Suez SA - Strip VVPR (Materials)+                                                                      285                 3
Total Fina Elf SA (Energy)+                                                                             72                 1
UCB SA (Healthcare)                                                                                    142             4,194
Union Miniere SA (Materials)                                                                            24             1,398
                                                                                                             ---------------
                                                                                                                     293,388
                                                                                                             ---------------

CANADA -- 1.0%

Cognos, Inc. (Information Technology)                                                                5,800           180,678
Cott Corp. (Consumer Staples)                                                                        8,600           200,720
                                                                                                             ---------------
                                                                                                                     381,398
                                                                                                             ---------------

CHINA -- 0.3%

Peoples Food Holdings, Ltd. (Consumer Staples)                                                     108,313            58,251
United Food Holding. Ltd. (Consumer Staples)                                                       219,873            72,475
                                                                                                             ---------------
                                                                                                                     130,726
                                                                                                             ---------------

DENMARK -- 0.3%

Carlsberg A/S, Class B (Consumer Staples)                                                               50             2,110
Coloplast A/S (Healthcare)                                                                              50             4,189
Dampskibsselskabet Svendborg A/S, Class B (Industrial & Commercial)                                      9            61,428
Danisco A/S (Consumer Staples)                                                                          48             1,808
Danske Bank A/S (Finance)                                                                              909            17,329
FLS Industries (Materials)+                                                                            200             2,040
Group 4 Falck A/S (Industrial & Commercial)                                                             68             1,472
H. Lundbeck A/S (Healthcare)                                                                           100             1,804
ISS A/S (Industrial & Commercial)                                                                       45             2,041
Kobenhavn Lufthave (Industrial & Commercial)                                                            25             2,334
NKT Holding (Industrial & Commercial)                                                                  100             1,648
Novo Nordisk A/S, Class B (Healthcare)                                                                 475            17,514
Novozymes A/S, Class B (Healthcare)                                                                    154             4,845
Ostasiatiske Kompagnis Holdings (Finance)                                                               50             1,742
TDC A/S (Information Technology)                                                                       215             6,612
Topdanmark A/S (Finance)+                                                                              100             4,519
Vestas Wind Systems A/S (Industrial & Commercial)                                                      137             2,289
William Demant Holding (Healthcare)+                                                                   100             2,934
                                                                                                             ---------------
                                                                                                                     138,658
                                                                                                             ---------------

FINLAND -- 1.0%

Amer Group, Ltd. (Consumer Discretionary)                                                               50             1,759
Fortum Oyj (Energy)                                                                                    505             4,372
HPY Holding SA (Finance)+                                                                              250             2,386
Instrumentarium Corp. (Healthcare)                                                                     100             4,137

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FINLAND (CONTINUED)

Kesko Oyj (Consumer Staples)                                                                           100   $         1,453
Kone Corp., Class B (Industrial & Commercial)                                                           60             2,960
Metso Oyj (Industrial & Commercial)                                                                    154             1,525
Nokia Oyj (Information Technology)@                                                                 23,111           356,000
Orion-Yhtymae OY (Healthcare)                                                                          100             1,870
Outokumpu Oyj (Materials)                                                                              151             1,705
Pohjola Holding, PLC (Finance)                                                                         100             1,946
Sampo Oyj Class A (Finance)                                                                            500             4,049
Stora Enso Oyj, Class R (Materials)                                                                  1,098            13,600
TietoEnator Oyj (Information Technology)                                                               140             2,830
UPM-Kymmene Oyj (Materials)                                                                            800            13,414
Uponor Oyj (Industrial & Commercial)                                                                   100             2,377
Wartsila Corp., Class B (Industrial & Commercial)                                                      100             1,445
                                                                                                             ---------------
                                                                                                                     417,828
                                                                                                             ---------------

FRANCE -- 9.0%

Accor SA (Information & Entertainment)                                                                 307            11,311
Air France (Information & Entertainment)                                                               124             1,896
Alcatel SA, Class A (Information Technology)+                                                        1,954            23,155
Alstom SA (Industrial & Commercial)+                                                                   457             1,337
Atos Origin SA (Industrial & Commercial)+                                                               36             2,076
Autoroutes du Sud de la France (Industrial & Commercial)                                               112             3,471
Aventis SA (Healthcare)                                                                              4,442           230,583
Axa (Finance)                                                                                        2,293            38,661
BNP Paribas SA (Finance)@                                                                            6,124           300,412
Bouygues SA (Real Estate)                                                                              335             8,826
Business Objects SA (Information Technology)+                                                          103             2,612
Cap Gemini SA (Information Technology)+                                                                173             7,176
Carrefour SA (Information & Entertainment)                                                             932            46,914
CNP Assurances (Finance)                                                                                50             2,276
Compagnie de Saint-Gobain (Materials)                                                                  499            18,356
Credit Agricole SA (Finance)                                                                           500             9,747
Dassault Systemes SA (Information Technology)                                                           65             2,280
Essilor International SA (Healthcare)                                                                  158             6,837
Establissements Economiques du Casino
  Guichard-Perrachon SA (Information & Entertainment)                                                   60             5,324
France Telecom SA (Information Technology)+                                                         11,021           253,623
Gecina SA (Real Estate)                                                                                 50             6,187
Groupe Danone (Consumer Staples)                                                                       201            30,681
Imerys SA (Materials)                                                                                1,113           205,553
Ipsos (Industrial & Commercial)                                                                      2,700           199,144
Klepierre (Real Estate)                                                                                 50             2,711
L'Air Liquide SA (Materials)                                                                           164            23,180
L'Oreal SA (Consumer Staples)                                                                        3,528           241,100
Lafarge SA (Materials)                                                                               2,079           134,809
Lagardere Group S.C.A. (Information & Entertainment)                                                   203             9,201
LVMH Moet Henessy Louis Vuitton SA (Consumer Staples)                                                  944            58,682
Michelin, Class B (Consumer Discretionary)                                                             219             8,148
Neopost SA (Industrial & Commercial)                                                                 5,100           236,512
Pechiney SA, Class A (Materials)                                                                       120             6,607
Pernod-Ricard SA (Consumer Staples)                                                                     86             8,147
Pinault-Printemps-Redoute SA (Consumer Discretionary)                                                  910            74,753

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
FRANCE (CONTINUED)

PSA Peugeot Citroen (Consumer Discretionary)                                                           295   $        12,543
Publicis Groupe (Information & Entertainment)                                                        6,159           169,221
Renault SA (Consumer Discretionary)                                                                    254            15,035
Sagem SA (Industrial & Commercial)                                                                      31             2,906
Sanofi-Synthelabo SA (Healthcare)                                                                      595            36,190
Schneider Electric SA (Industrial & Commercial)                                                        332            17,215
Societe BIC SA (Real Estate)                                                                            55             2,346
Societe Generale (Finance)                                                                             524            34,924
Societe Television Francaise 1 (Information & Entertainment)                                           191             5,659
Sodexho Alliance SA (Industrial & Commercial)                                                          155             4,223
SR Teleperformance (Industrial & Commercial)                                                         9,775           154,902
STMicroelectronics NV (Information Technology)                                                       5,503           133,051
Suez SA (Materials)                                                                                  1,306            20,741
Technip-Coflexip SA (Energy)                                                                            29             2,842
Thales SA (Industrial & Commercial)                                                                    125             3,394
Thomson SA (Consumer Discretionary)                                                                    296             5,160
Total SA (Energy)@                                                                                   3,681           555,867
Unibail (Union du Credit-Bail Immobilier) (Real Estate)                                                 68             5,348
Valeo SA (Consumer Discretionary)                                                                      121             4,420
Veolia Environment (Utilities)                                                                         350             7,765
Vinci SA (Industrial & Commercial)                                                                     107             7,711
Vivendi Universal SA (Information & Entertainment)+                                                  1,476            26,141
Wanadoo (Information Technology)+                                                                      600             3,894
Zodiac SA (Information & Entertainment)                                                              6,564           173,541
                                                                                                             ---------------
                                                                                                                   3,627,327
                                                                                                             ---------------

GERMANY -- 3.7%

Adidas-Salomon AG (Consumer Discretionary)                                                              73             6,375
Allianz AG (Finance)                                                                                   445            39,303
Altana AG (Healthcare)                                                                                 114             7,278
BASF AG (Materials)                                                                                    901            39,579
Bayer AG (Materials)                                                                                 1,069            23,106
Bayerische Hypo-und Vereinsbank AG (Finance)+                                                          551             9,483
Bayerische Motoren Werke AG (Consumer Discretionary)                                                 3,231           122,166
Beiersdorf AG (Consumer Staples)                                                                        40             5,115
Commerzbank AG (Finance)                                                                               700            10,212
Continental AG (Consumer Staples)                                                                    7,197           209,649
DaimlerChrysler AG (Consumer Discretionary)                                                          1,400            49,167
Deutsche Bank AG (Finance)                                                                             851            51,810
Deutsche Boerse AG (Finance)                                                                           154             7,859
Deutsche Lufthansa AG (Information & Entertainment)                                                    310             4,078
Deutsche Post AG (Industrial & Commercial)                                                             634            10,837
Deutsche Telekom AG (Information Technology)+                                                        3,414            49,486
Douglas Holding AG (Consumer Discretionary)                                                             54             1,535
E.ON AG (Energy)                                                                                       957            46,723
Epcos AG (Information Technology)+                                                                      79             1,325
Fresenius Medical Care AG (Healthcare)                                                                  56             3,229
Gehe AG (Healthcare)                                                                                    48             1,960
HeidelbergCement AG (Materials)+                                                                        48             1,762
Infineon Technologies AG (Information Technology)+                                                     703             9,191
KarstadtQuelle AG (Consumer Discretionary)                                                              67             1,711
MAN AG (Industrial & Commercial)                                                                       172             3,674

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
GERMANY (CONTINUED)

Marschollek, Lautenschlaeger und Partner AG (Finance)+                                                  96   $         1,465
Medion AG (Information Technology)                                                                   4,050           158,796
Merck KGaA (Healthcare)                                                                                 73             2,354
Metro AG (Consumer Discretionary)                                                                      237             8,633
Muenchener Rueckversicherungs-Gesellschaft AG (Finance)                                                188            18,688
Puma AG (Consumer Discretionary)                                                                     2,060           260,890
RWE AG (Energy)                                                                                        596            15,861
SAP AG (Information Technology)                                                                      1,470           179,643
Schering AG (Healthcare)                                                                               273            11,891
Siemens AG (Industrial & Commercial)                                                                 1,303            77,644
Suedzucker AG (Consumer Staples)                                                                        50               814
ThyssenKrupp AG (Materials)                                                                            501             6,725
TUI AG (Information & Entertainment)                                                                   202             3,371
Volkswagen AG (Consumer Discretionary)                                                                 363            16,322
                                                                                                             ---------------
                                                                                                                   1,479,710
                                                                                                             ---------------

GREECE -- 1.2%

Alpha Bank A.E. (Finance)                                                                            4,735            97,765
Aluminium of Greece SAIC (Materials)                                                                    10               188
Coca-Cola Hellenic Bottling Co. SA (Consumer Staples)                                                  120             2,274
Commercial Bank of Greece (Finance)                                                                     86             1,643
EFG Eurobank Ergasias (Finance)                                                                        247             3,885
Folli-Follie (Consumer Discretionary)                                                                   30               594
Greek Organization of Football Prognostics (Information & Entertainment)                            15,240           186,455
Hellenic Duty Free Shops SA (Consumer Discretionary)                                                    50               832
Hellenic Petroleum SA (Energy)                                                                         150             1,189
Hellenic Technodomiki Tev SA (Industrial & Commercial)                                                 120               640
Hellenic Telecommunications Organization SA (Information Technology)                                   408             4,469
Intracom SA (Information Technology)                                                                   130               900
National Bank of Greece SA (Finance)                                                                   308             6,295
Papastratos Cigarette Co. (Consumer Staples)                                                            40               936
Piraeus Bank SA (Finance)                                                                              200             1,790
Public Power Corp. (Utilities)                                                                         110             2,153
Technical Olympic SA (Industrial & Commercial)                                                         120               551
Titan Cement Co (Materials)                                                                             50             1,818
Viohalco (Industrial & Commercial)                                                                     170               777
Vodafone Panafon SA (Information Technology)                                                        23,070           163,975
                                                                                                             ---------------
                                                                                                                     479,129
                                                                                                             ---------------

HONG KONG -- 1.6%

ASM Pacific Technology, Ltd. (Information Technology)                                                  500             1,691
Bank of East Asia, Ltd. (Finance)                                                                    2,200             5,653
BOC Hong Kong (Holdings), Ltd. (Finance)                                                             4,000             5,785
Cathay Pacific Airways, Ltd. (Information & Entertainment)                                          36,000            60,896
Cheung Kong (Holdings), Ltd. (Real Estate)                                                           2,000            15,818
Cheung Kong Infrastructure Holdings Ltd. (Industrial & Commercial)                                   1,000             2,066
CLP Holdings, Ltd. (Utilities)                                                                       2,900            12,732
Dah Sing Financia Group (Finance)                                                                   29,778           182,642
Esprit Holdings, Ltd. (Industrial & Commercial)                                                     63,100           191,881
Giordano International, Ltd. (Consumer Discretionary)                                                2,000               910
Hang Lung Properties, Ltd. (Real Estate)                                                             2,000             2,531
Hang Seng Bank, Ltd. (Finance)                                                                       6,000            73,602

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
HONG KONG (CONTINUED)

Hong Kong & China Gas Co., Ltd. (Utilities)                                                          5,392   $         7,241
Hong Kong Electric Holdings, Ltd. (Utilities)                                                        2,000             7,709
Hong Kong Exchanges & Clearing, Ltd. (Finance)                                                       2,000             4,248
Hopewell Holdings, Ltd. (Finance)(3)                                                                 1,000             1,491
Hutchison Whampoa, Ltd. (Industrial & Commercial)                                                    4,300            31,371
Hysan Development Co., Ltd. (Real Estate)                                                            1,000             1,291
i-Cable Communication, Ltd. (Information Technology)                                                   200                47
Li & Fung, Ltd. (Industrial & Commercial)                                                            4,000             6,353
MTR Corp. (Industrial & Commercial)                                                                  2,000             2,712
New World Development Co., Ltd. (Industrial & Commercial)                                            2,126             1,702
PCCW, Ltd. (Information Technology)+                                                                 2,923             1,944
SCMP Group, Ltd. (Industrial & Commercial)                                                           2,000             1,104
Shangri-La Asia, Ltd. (Information & Entertainment)                                                  2,000             1,756
Sino Land Co., Ltd. (Real Estate)                                                                    4,000             2,169
Sun Hung Kai Properties, Ltd. (Real Estate)                                                          2,000            16,205
Swire Pacific Ltd., Class A (Industrial & Commercial)                                                1,500             8,852
Techtronic Industries Co. (Healthcare)                                                               1,000             2,440
Wharf Holdings, Ltd. (Industrial & Commercial)                                                       2,000             5,217
Yue Yuen Industrial Holdings (Consumer Discretionary)                                                1,000             2,996
                                                                                                             ---------------
                                                                                                                     663,055
                                                                                                             ---------------

HUNGARY -- 0.3%

OTP Bank Rt. GDR (Finance)+                                                                          5,600           133,280
                                                                                                             ---------------

IRELAND -- 1.8%

Allied Irish Banks, PLC (Dublin) (Finance)                                                           6,814           100,437
Allied Irish Banks, PLC (London) (Finance)                                                           7,431           109,098
Anglo Irish Bank Corp. (Finance)                                                                    23,700           254,100
Bank of Ireland (Dublin) (Finance)                                                                   9,027           107,917
Bank of Ireland (London) (Finance)                                                                   2,116            25,395
CRH, PLC (Real Estate)                                                                                 852            15,209
DCC, PLC (Industrial & Commercial)                                                                     136             1,648
Elan Corp., PLC (Healthcare)                                                                           569             2,917
Greencore Group, PLC (Consumer Staples)                                                                262               864
Iaws Group, PLC (Industrial & Commercial)                                                            8,300            80,711
Independent News & Media, PLC (Information & Entertainment)                                            888             1,728
Irish Life & Permanent, PLC (Finance)                                                                  437             5,739
Kerry Group, PLC, Class A (Consumer Staples)+                                                          211             3,565
Waterford Wedgewood, Ltd. (Consumer Staples)                                                           988               322
                                                                                                             ---------------
                                                                                                                     709,650
                                                                                                             ---------------

ITALY -- 3.5%

Alleanza Assicurazioni SpA (Finance)                                                                13,165           126,861
Arnoldo Mondadori Editore SpA (Information & Entertainment)                                            211             1,574
Assicurazione Generali SpA (Finance)                                                                 1,557            35,160
Autogrill SpA (Information & Entertainment)+                                                           187             2,321
Banca Di Roma SpA (Finance)+                                                                         1,972             4,733
Banca Fideuram SpA (Finance)                                                                           478             2,785
Banca Intesa SpA (Finance)                                                                           1,515             3,513
Banca Monte dei Paschi di Siena SpA (Finance)                                                        1,470             4,042
Banca Nazionale del Lavoro (Finance)+                                                                2,450             4,839

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
ITALY (CONTINUED)

Banca Popolare di Milano (Finance)                                                                     624   $         2,908
Banco Popolare di Verona e Novara Scrl (Finance)                                                       600             8,445
Benetton Group SpA (Consumer Discretionary)                                                             89               937
Bulgari SpA (Consumer Discretionary)                                                                   216             1,737
Credito Emiliano SpA (Finance)                                                                      26,200           163,326
Davide Campari - Milano SpA (Consumer Staples)                                                       4,200           169,816
Enel SpA (Utilities)                                                                                 3,453            21,485
Eni SpA (Energy)                                                                                     9,501           145,246
Fiat SpA (Consumer Discretionary)+                                                                     387             3,062
Fineco SpA (Finance)+                                                                                2,562             1,657
Finmeccanica SpA (Industrial & Commercial)                                                           9,500             6,398
Gruppo Editoriale L'Espresso SpA (Information & Entertainment)                                         281             1,326
IntesaBci SpA (Finance)                                                                             84,275           255,313
Italcementi SpA (Materials)                                                                            130             1,495
Luxottica Group SpA (Healthcare)                                                                       221             3,149
Mediaset SpA (Information & Entertainment)                                                             961             8,801
Mediobanca SpA (Finance)                                                                               760             7,359
Mediolanum SpA (Finance)                                                                               412             2,650
Merloni Elettrodomestici SpA (Consumer Staples)                                                      8,200           120,197
Parmalat Finanz SpA (Consumer Staples)                                                                 655             2,057
Pirelli & C. SpA (Consumer Discretionary)                                                            2,076             1,618
Riunione Adriatica di Sicurtza SpA (Finance)                                                           491             7,495
Sanpaolo IMI SpA (Finance)                                                                           1,650            16,457
Seat Pagine gialle SpA (Information & Entertainment)+                                                5,937             5,465
Snam Rete Gas (Utilities)                                                                            1,432             5,523
Snia SpA (Healthcare)                                                                                  480               942
Telecom Italia SpA (Information Technology)+                                                         2,251               918
Telecom Italia SpA (Information Technology)+                                                        11,028            18,774
Telecom Italia Mobile SpA (Information Technology)                                                   6,176            28,713
Tiscali SpA (Information Technology)+                                                                  295             1,794
UniCredito Italiano SpA (Finance)                                                                   47,715           225,726
                                                                                                             ---------------
                                                                                                                   1,426,617
                                                                                                             ---------------

JAPAN -- 18.4%

Acom Co., Ltd. (Finance)                                                                               110             4,946
Aderans Co., Ltd. (Consumer Discretionary)                                                             100             1,979
Advantest Corp. (Information Technology)                                                               100             6,651
Aeon, Ltd. (Consumer Discretionary)                                                                    300             7,916
Aiful Corp. (Finance)                                                                                   50             3,025
Ajinomoto Co., Inc. (Consumer Staples)                                                               1,000            10,313
All Nippon Airways Co., Ltd. (Information & Entertainment)+                                          1,000             2,522
Alps Electric Co., Ltd. (Industrial & Commercial)                                                   10,000           162,635
Anritsu Corp (Information Technology)+                                                               1,000             6,229
Aoyama Trading Co., Ltd. (Consumer Discretionary)                                                      100             1,903
Ariake Japan Co., Ltd. (Consumer Staples)                                                              100             3,159
Asahi Breweries, Ltd. (Consumer Staples)                                                             1,000             7,396
Asahi Chemical Industry Co., Inc. (Materials)                                                        2,000             7,557
Asahi Glass Co., Ltd. (Materials)                                                                    1,000             6,902
Asatsu-DK, Inc. (Information & Entertainment)                                                          100             2,329
Ashikaga Financial Group, Inc. (Finance)+                                                            2,000             2,477
Bank of Fukuoka, Ltd. (Finance)                                                                      1,000             4,308
Bank of Yokohama, Ltd. (Finance)                                                                     1,000             3,824

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
JAPAN (CONTINUED)

Bellsystem24, Inc. (Industrial & Commercial)                                                            10   $         2,037
Benesse Corp. (Industrial & Commercial)                                                                100             2,235
Bridgestone Corp. (Consumer Discretionary)                                                           1,000            13,418
Canon, Inc. (Information Technology)                                                                 1,000            49,006
Capcom Co., Ltd. (Information Technology)                                                              100             1,240
Casio Computer Co., Ltd. (Information & Entertainment)                                              23,100           177,062
Cawachi, Ltd. (Consumer Discretionary)                                                                 750            55,603
Central Japan Railway Co. (Industrial & Commercial)                                                      2            16,228
Chiba Bank, Ltd. (Finance)                                                                           1,000             3,904
Chubu Electric Power Co., Inc. (Utilities)                                                           1,000            19,566
Chugai Pharmaceutical Co., Ltd. (Healthcare)                                                           400             5,001
Citizen Watch Co. (Consumer Discretionary)                                                           1,000             7,512
Coca Cola West Japan Co., Ltd. (Consumer Staples)                                                      100             1,795
Credit Saison Co., Ltd. (Finance)                                                                      200             4,183
CSK Corp. (Information Technology)                                                                     100             3,420
Dai Nippon Printing Co., Ltd. (Industrial & Commercial)                                              1,000            13,750
Daicel Chemical Industries, Ltd. (Materials)                                                         1,000             4,084
Daiichi Pharmaceutical Co., Ltd. (Healthcare)                                                          300             4,874
Daikin Industries Ltd. (Materials)                                                                   5,900           118,355
Dainippon Ink & Chemicals, Inc. (Materials)                                                          1,000             1,984
Dainippon Screen MFG Co., Ltd. (Industrial & Commercial)+                                            1,000             5,987
Daito Trust Construction Co., Ltd. (Real Estate)                                                       100             2,670
Daiwa Bank Holdings, Inc. (Finance)+                                                                 7,000             9,864
Daiwa House Industry Co., Ltd. (Consumer Discretionary)                                              1,000             9,146
Daiwa Securities Group, Inc. (Finance)                                                               2,000            13,553
Denki Kagaku Kogyo Kabushiki Kaisha (Materials)                                                      1,000             3,016
Denso Corp. (Consumer Discretionary)                                                                   700            13,885
Don Quijote Co., Ltd. (Consumer Discretionary)                                                       3,400           173,639
East Japan Railway Co. (Industrial & Commercial)                                                         5            24,279
Ebara Corp. (Industrial & Commercial)                                                                1,000             4,093
Eisai Co., Ltd. (Healthcare)                                                                           400             9,370
FamilyMart Co., Ltd. (Consumer Discretionary)                                                          100             2,177
Fanuc, Ltd. (Information Technology)                                                                   100             6,076
Fast Retailing Co., Ltd. (Consumer Discretionary)                                                      100             4,721
Fuji Electric Co., Ltd. (Industrial & Commercial)                                                    1,000             2,226
Fuji Heavy Industries Ltd. (Consumer Discretionary)                                                 18,000            92,411
Fuji Photo Film Co., Ltd. (Information & Entertainment)                                              8,000           235,516
Fuji Television Network, Inc. (Information & Entertainment)                                              1             4,892
Fujikura Ltd. (Information & Entertainment)                                                          1,000             4,380
Fujitsu, Ltd. (Information Technology)                                                               2,000            10,483
Furukawa Electric Co., Ltd. (Information Technology)                                                 1,000             3,554
Goodwill Group, Inc. (Industrial & Commercial)                                                          31           174,734
Gunma Bank, Ltd. (Finance)                                                                           1,000             4,577
Hino Motors, Ltd. (Consumer Discretionary)                                                           1,000             5,251
Hirose Electric Co., Ltd. (Utilities)                                                                  100            10,277
Hitachi Cable, Ltd. (Information Technology)                                                         1,000             3,725
Hitachi Software Engineering Co., Ltd. (Information Technology)                                        100             3,007
Hitachi, Ltd. (Industrial & Commercial)                                                              5,000            27,824
Hokugin Financial Group, Inc. (Finance)+                                                             2,000             3,285
Honda Motor Co., Ltd. (Consumer Discretionary)                                                       6,100           244,734
House Food Corp. (Consumer Staples)                                                                    100             1,097
Hoya Corp. (Healthcare)                                                                                200            15,528
Isetan Co. (Consumer Discretionary)                                                                    200             1,849

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
JAPAN (CONTINUED)

Ishihara Sangyo Kaisha, Ltd. (Materials)+                                                            1,000   $         1,939
Ishikawajima-Harima Heavy Industries Co., Ltd. (Industrial & Commercial)                             2,000             2,872
Ito En Ltd. (Consumer Staples)                                                                         100             4,102
Ito-Yokado Co., Ltd. (Consumer Discretionary)                                                        1,000            33,389
Itochu Corp. (Industrial & Commercial)                                                               2,000             6,211
Japan Airlines System Corp. (Information & Entertainment)                                            2,000             5,619
Japan Tobacco, Inc. (Consumer Staples)                                                                   2            13,104
JFE Holding, Inc. (Finance)                                                                            700            15,330
Joyo Bank, Ltd. (Finance)                                                                            1,000             3,195
Kajima Corp. (Materials)                                                                             1,000             3,393
Kaken Pharmaceutical Co., Ltd. (Healthcare)                                                          1,000             5,188
Kamigumi Co., Ltd. (Finance)                                                                         1,000             6,319
Kanebo, Ltd. (Consumer Staples)+                                                                     1,000             1,230
Kaneka Corp. (Materials)                                                                             1,000             7,297
Kansai Electric Power Co., Inc. (Utilities)                                                          1,100            18,838
Kao Corp. (Consumer Staples)                                                                         1,000            21,182
Katokichi Co., Ltd. (Consumer Staples)                                                                 100             1,668
Kawasaki Heavy Industries, Ltd. (Industrial & Commercial)                                            1,000             1,185
Kawasaki Kisen Kaisha, Ltd. (Industrial & Commercial)                                                1,000             3,420
Keihin Electric Express Railway Co., Ltd. (Industrial & Commercial)                                  1,000             5,466
Keio Electric Railway Co., Ltd. (Industrial & Commercial)                                            1,000             5,233
Kinki Nippon Railway Co., Ltd. (Industrial & Commercial)+                                            2,000             6,570
Kirin Brewery Co., Ltd. (Consumer Staples)                                                           1,000             7,674
Kokuyo Co., Ltd. (Consumer Discretionary)                                                              200             2,292
Komatsu, Ltd. (Industrial & Commercial)                                                              1,000             5,224
Konami Corp. (Information & Entertainment)                                                             200             6,408
Konica Corp. (Information & Entertainment)                                                           9,000           119,391
Kose Corp. (Consumer Staples)                                                                        4,400           145,330
Koyo Seiko Co., Ltd. (Consumer Discretionary)                                                        1,000             9,352
Kubota Corp. (Industrial & Commercial)                                                               2,000             6,911
Kuraray Co., Ltd. (Consumer Discretionary)                                                           1,000             7,423
Kurita Water Industries, Ltd. (Consumer Staples)                                                       200             2,404
Kyocera Corp. (Information Technology)                                                                 300            17,771
Kyushu Electric Power Co., Inc. (Energy)                                                               600             9,882
Lawson, Inc. (Consumer Discretionary)                                                                  100             3,357
Marubeni Corp. (Industrial & Commercial)                                                             2,000             3,123
Marui Co., Ltd. (Consumer Discretionary)                                                               500             6,283
Matsumotokiyoshi Co., Ltd. (Consumer Discretionary)                                                  3,300           168,532
Matsushita Electric Industrial Co., Ltd. (Information Technology)                                    4,000            48,288
Meiji Dairies Corp. (Consumer Staples)                                                               1,000             3,617
Meiji Seika Kaisha, Ltd. (Consumer Staples)                                                          1,000             3,788
Meitec Corp. (Information Technology)                                                                  100             3,680
Millea Holdings, Inc. (Materials)                                                                        2            22,618
Minebea Co., Ltd. (Industrial & Commercial)                                                          1,000             5,206
Misumi Corp. (Materials)                                                                             4,000           171,252
Mitsubishi Chemical Corp. (Materials)                                                                2,000             4,362
Mitsubishi Corp. (Industrial & Commercial)                                                           2,000            17,179
Mitsubishi Electric Corp. (Industrial & Commercial)                                                  2,000             8,383
Mitsubishi Estate Co., Ltd. (Real Estate)                                                            1,000             9,469
Mitsubishi Gas Chemical Co., Inc. (Materials)                                                        1,000             2,809
Mitsubishi Heavy Industries, Ltd. (Industrial & Commercial)                                          4,000            11,632
Mitsubishi Materials Corp. (Materials)+                                                              2,000             2,872
Mitsubishi Rayon Co., Ltd. (Materials)                                                               1,000             3,348

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
JAPAN (CONTINUED)

Mitsubishi Tokyo Financial Group, Inc. (Finance)                                                         6   $        37,966
Mitsui & Co., Ltd. (Industrial & Commercial)                                                         2,000            13,589
Mitsui Chemicals, Inc. (Materials)                                                                   1,000             5,789
Mitsui Engineering & Shipbuilding Co., Ltd. (Industrial & Commercial)                                1,000             1,248
Mitsui Fudosan Co., Ltd. (Real Estate)                                                               1,000             8,886
Mitsui Marine & Fire Insurance Co., Ltd. (Finance)                                                   2,000            14,576
Mitsui Mining & Smelting Co., Ltd. (Materials)                                                      41,100           146,081
Mitsui O.S.K. Lines, Ltd. (Industrial & Commercial)                                                 26,000            87,977
Mitsui Trust Holdings, Inc. (Finance)+                                                               1,000             5,502
Mitsukoshi Ltd (Consumer Discretionary)+                                                             1,000             3,303
Mitsumi Electric Co., Ltd. (Information Technology)                                                    200             2,244
Mizuho Financial Group, Inc. (Finance)+                                                                 10            22,439
Murata Manufacturing Co., Ltd. (Information Technology)                                                400            20,679
Namco, Ltd. (Information & Entertainment)                                                              100             2,361
NEC Corp. (Industrial & Commercial)+                                                                 2,000            15,079
NGK Insulators, Ltd. (Industrial & Commercial)                                                       1,000             6,875
Nichirei Corp. (Consumer Staples)                                                                    1,000             3,465
Nidec Corp. (Industrial & Commercial)                                                                  100             8,320
Nikko Cordial Corp. (Finance)                                                                        2,000            10,663
Nikon Corp. (Information & Entertainment)+                                                          15,700           218,418
Nintendo Co., Ltd. (Information & Entertainment)                                                       200            16,802
Nippon Express Co., Ltd. (Industrial & Commercial)                                                   2,000             8,383
Nippon Mining Holdings, Inc. (Energy)                                                                  500             1,279
Nippon Oil Corp. (Energy)                                                                            2,000             8,832
Nippon Sheet Glass Co., Ltd. (Industrial & Commercial)                                               1,000             3,034
Nippon Shokubai Co. (Industrial & Commercial)                                                        1,000             6,166
Nippon Steel Corp. (Materials)                                                                       8,000            14,289
Nippon Telegraph & Telephone Corp. (Information Technology)                                              8            36,333
Nippon Unipac Holding (Materials)                                                                        1             4,730
Nippon Yusen Kabushiki Kaisha (Industrial & Commercial)                                              2,000             7,916
Nishimatsu Construction Co., Ltd. (Industrial & Commercial)                                          1,000             3,833
Nissan Motor Co., Ltd. (Consumer Discretionary)                                                      4,000            43,262
Nisshinbo Industries, Inc. (Consumer Discretionary)                                                  1,000             5,044
Nissin Food Products Co., Ltd. (Consumer Staples)                                                      100             2,378
Nitori Co. (Consumer Discretionary)                                                                  3,000           214,872
Nitto Denko Corp. (Materials)                                                                        4,825           209,171
Nomura Securities Co., Ltd. (Finance)                                                               17,000           274,649
NSK, Ltd. (Industrial & Commercial)                                                                  1,000             3,931
NTN Corp. (Materials)                                                                                1,000             4,972
NTT Data Corp. (Information Technology)                                                                  2             8,419
NTT DoCoMo, Inc. (Information Technology)                                                               61           149,468
Obayashi Corp. (Consumer Discretionary)                                                              1,000             4,084
Oji Paper Co., Ltd. (Materials)                                                                      1,000             5,592
Oki Electric Industry Co., Ltd. (Information Technology)+                                            2,000             6,893
Okumura Corp. (Industrial & Commercial)                                                              1,000             3,886
Oriental Land Co, Ltd. (Information & Entertainment)                                                   100             5,367
Orix Corp. (Finance)                                                                                 2,100           164,547
Osaka Gas Co., Ltd. (Utilities)                                                                      3,000             8,213
Park24 Co., Ltd. (Industrial & Commercial)                                                          10,360           195,270
Pioneer Corp. (Information & Entertainment)                                                            200             4,963
Promise Co., Ltd. (Finance)                                                                            100             4,398
QP Corp. (Consumer Staples)                                                                            200             1,632
Ricoh Co., Ltd. (Information Technology)@                                                           18,000           321,501

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
JAPAN (CONTINUED)

Rohm Co., Ltd. (Information Technology)                                                              1,900   $       247,274
Saizeriya Co. (Consumer Discretionary)                                                                 100             1,048
Sanden Corp. (Consumer Discretionary)                                                                1,000             5,125
Sankyo Co., Ltd. (Healthcare)                                                                          500             7,310
Sanyo Electric Co., Ltd. (Information Technology)                                                    2,000             8,383
Sapporo Breweries, Ltd. (Consumer Staples)                                                           1,000             2,262
SECOM Co., Ltd. (Information Technology)                                                               500            18,848
SEGA Corp. (Information & Entertainment)+                                                              100             1,018
Seiko Epson Corp. (Information Technology)                                                             300             9,370
Sekisui Chemical Co., Ltd. (Consumer Discretionary)                                                  1,000             4,524
Sekisui House, Ltd. (Consumer Discretionary)                                                         1,000             9,065
Seven-Eleven Japan Co., Ltd. (Consumer Discretionary)                                                1,000            32,042
Sharp Corp. (Information Technology)                                                                 2,000            29,350
Shimachu Co. (Consumer Staples)                                                                        100             2,064
Shimano, Inc. (Information & Entertainment)                                                            100             1,894
Shimizu Corp. (Real Estate)                                                                          1,000             3,752
Shin-Etsu Chemical Co., Ltd. (Materials)                                                             6,300           237,490
Shiseido Co., Ltd. (Consumer Staples)                                                                1,000            11,435
Shizuoka Bank, Ltd. (Finance)                                                                        1,000             7,243
Showa Denko K.K. (Materials)+                                                                        1,000             1,894
Showa Shell Sekiyu K.K. (Energy)                                                                       300             2,200
Skylark Co., Ltd. (Information & Entertainment)                                                        100             1,629
Smartone Telecommunications Holdings, Ltd. (Information Technology)                                 99,500           155,461
SMC Corp. (Industrial & Commercial)                                                                    100            10,573
Snow Brand Milk Products Co. (Consumer Staples)+                                                       500             1,616
Softbank Corp. (Information Technology)                                                                300            12,709
Sompo Japan Insurance, Inc. (Finance)                                                                1,000             7,252
Sony Corp. (Information Technology)                                                                  1,500            52,506
Stanley Electric Co., Ltd. (Utilities)                                                              11,100           199,255
Sumitomo Chemical Co., Ltd. (Materials)                                                              2,000             7,306
Sumitomo Corp. (Industrial & Commercial)                                                             2,000            11,955
Sumitomo Electric Industries, Ltd. (Industrial & Commercial)                                         1,000             8,347
Sumitomo Heavy Industries, Ltd. (Industrial & Commercial)+                                           1,000             2,109
Sumitomo Metal Industries Ltd. (Materials)                                                           5,000             4,398
Sumitomo Metal Mining Co., Ltd. (Materials)                                                          1,000             5,116
Sumitomo Mitsui Group, Inc. (Finance)                                                                    7            28,273
Sumitomo Osaka Cement Co., Ltd. (Materials)                                                          1,000             2,002
Sumitomo Trust & Banking Co., Ltd. (Finance)                                                         1,000             4,883
Suzuken Co., Ltd. (Industrial & Commercial)                                                            100             2,899
Taiheiyo Cement Corp. (Materials)                                                                    1,000             2,181
Taisei Corp. (Consumer Discretionary)                                                                1,000             2,737
Takashimaya Co., Ltd. (Consumer Discretionary)                                                       1,000             6,947
Takeda Chemical Industries, Ltd. (Healthcare)                                                        1,300            47,489
Takefuji Corp. (Finance)                                                                               100             6,417
TDK Corp. (Information Technology)                                                                     200            11,901
Teijin, Ltd. (Consumer Discretionary)                                                                1,000             2,746
Terumo Corp. (Healthcare)                                                                              300             5,803
THK Co., Ltd. (Industrial & Commercial)                                                              7,500           129,381
TIS, Inc. (Industrial & Commercial)                                                                    100             2,917
Tobu Railway Co., Ltd. (Industrial & Commercial)                                                     2,000             6,408
Toda Construction Co.. (Information & Entertainment)                                                 1,000             2,845
Toho Co. Ltd. (Information & Entertainment)                                                            300             3,662
Tohoku Electric Power Co., Inc. (Utilities)                                                            700            11,020

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
JAPAN (CONTINUED)

Tokyo Broadcasting, Inc. (Information & Entertainment)                                                 100   $         1,384
Tokyo Electric Power Co., Inc. (Utilities)                                                           1,800            38,612
Tokyo Electron, Ltd. (Information Technology)                                                          200            13,320
Tokyo Gas Co., Ltd. (Energy)                                                                         4,000            13,320
Tokyu Corp. (Industrial & Commercial)                                                                1,000             4,129
Toppan Forms Co., Ltd. (Industrial & Commercial)                                                     3,400            41,777
Toppan Printing Co., Ltd. (Industrial & Commercial)                                                  1,000             8,266
Toray Industries, Inc. (Consumer Discretionary)                                                      2,000             7,198
Toshiba Corp. (Information Technology)                                                               4,000            16,874
Tosoh Corp. (Materials)                                                                              1,000             2,729
Toto, Ltd. (Consumer Staples)                                                                        1,000             8,051
Toyobo Co., Ltd. (Materials)                                                                         1,000             1,867
Toyoda Gosei Co., Ltd. (Consumer Discretionary)                                                        100             2,145
Toyota Industries Corp. (Industrial & Commercial)                                                      300             5,655
Toyota Motor Corp. (Consumer Discretionary)                                                          4,400           129,534
Ube Industries Ltd. (Materials)                                                                      1,000             1,705
UFJ Holdings, Inc. (Finance)+                                                                            5            19,701
Uni-Charm Corp. (Consumer Staples)                                                                   3,725           176,529
West Japan Railway (Industrial & Commercial)                                                             1             3,850
Yamada Denki Co., Ltd. (Consumer Discretionary)                                                        100             2,962
Yamaha Corp. (Information & Entertainment)                                                             200             3,797
Yamaha Motor Co. (Consumer Discretionary)                                                           12,500           133,398
Yamanouchi Pharmaceutical Co., Ltd. (Healthcare)                                                       500            13,822
Yamato Transport Co., Ltd. (Industrial & Commercial)                                                 7,000            93,614
Yamazaki Baking Co., Ltd. (Industrial & Commercial)                                                  1,000             7,261
Yokogawa Electric Corp. (Utilities)                                                                  1,000             9,604
                                                                                                             ---------------
                                                                                                                   7,450,771
                                                                                                             ---------------

LUXEMBOURG -- 0.0%

Arcelor (Materials)                                                                                    562             6,837
                                                                                                             ---------------

MEXICO -- 0.3%

Grupo Financiero BBVA Bancomer (Information & Entertainment)+                                      136,226           119,066
                                                                                                             ---------------

NETHERLANDS -- 2.8%

ABN AMRO Holdings NV (Finance)                                                                       2,459            45,414
Aegon NV (Finance)                                                                                   2,199            25,597
Akzo Nobel NV (Healthcare)                                                                             442            13,787
ASML Holding NV (Information Technology)+                                                              745             9,766
Corio NV (Real Estate)                                                                                 100             3,377
DSM NV (Materials)                                                                                     100             4,749
Euronext NV (Finance)                                                                                  100             2,436
Europeon Aeronautic Defense & Space Co. (Industrial & Commercial)                                   10,878           167,817
Hagemeyer NV (Consumer Discretionary)                                                                  176               804
Heineken NV (Consumer Staples)                                                                         318            11,557
IHC Caland NV (Industrial & Commercial)                                                                 47             2,421
ING Groep NV (Finance)                                                                              14,797           271,208
Koninklijke (Royal) KPN NV (Information Technology)+                                                 2,836            21,248
Koninklijke (Royal) Philips Electronics NV (Information Technology)                                  2,140            48,524
Koninklijke Ahold NV (Consumer Staples)+                                                             1,060            10,116
Koninklijke Numico NV (Consumer Staples)+                                                              242             4,912
Norsk Hydro ASA, Class B (Materials)                                                                   253            12,874

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
NETHERLANDS (CONTINUED)

Oce NV (Industrial & Commercial)                                                                       128   $         1,766
Orkla ASA (Consumer Staples)                                                                           321             6,302
Qiagen NV (Healthcare)+                                                                                200             2,177
Reed Elsevier NV (Information & Entertainment)                                                       1,021            11,540
Rodamco Europe NV (Finance)                                                                            100             5,179
Royal Dutch Petroleum Co. (Energy)@                                                                  3,843           168,860
Storebrand ASA (Finance)+                                                                              300             1,450
TPG NV (Industrial & Commercial)                                                                       546            10,325
Unilever NV (Consumer Staples)                                                                         930            54,724
Vedior NV (Industrial & Commercial)                                                                    144             1,755
Vendex NV (Consumer Discretionary)                                                                     148             1,638
VNU NV (Information & Entertainment)                                                                 6,333           185,735
Wereldhave NV (Real Estate)                                                                            100             6,344
Wolters Kluwer NV (Information & Entertainment)                                                        441             6,331
                                                                                                             ---------------
                                                                                                                   1,120,733
                                                                                                             ---------------

NEW ZEALAND -- 0.1%

Auckland International Airport, Ltd. (Industrial & Commercial)                                         398             1,569
Carter Holt Harvey, Ltd. (Materials)                                                                 1,388             1,414
Contact Energy, Ltd. (Utilities)                                                                       471             1,403
Fisher & Paykel Appliances Holdings, Ltd. (Consumer Discretionary)                                      95               818
Fisher & Paykel Healthcare Corp. (Healthcare)                                                          117               888
Fletcher Building, Ltd. (Consumer Discretionary)                                                       657             1,671
Fletcher Challenge Forest, Ltd. (Materials)+                                                           289               222
Independent Newpapers, Ltd. (Information & Entertainment)                                              242               657
NGC Holdings, Ltd. (Utilities)                                                                         400               376
Sky City Entertainment, Ltd. (Information & Entertainment)                                             346             1,793
Sky Network Television, Ltd. (Information Technology)+                                                 200               596
Telecom Corp. of New Zealand, Ltd. (Information Technology)                                          3,085             9,481
Tower, Ltd. (Finance)+                                                                                 254               203
Warehouse Group (Consumer Discretionary)                                                               223               733
                                                                                                             ---------------
                                                                                                                      21,824
                                                                                                             ---------------

NORWAY -- 0.1%

AKer Kvaerner (Energy)+                                                                                100             1,361
Den Norke Bank ASA (Finance)                                                                           734             3,517
Gjensidige NOR ASA (Finance)                                                                           100             3,473
Norske Skogindustrier ASA, Class A (Materials)                                                         220             3,633
Schibsted ASA (Information & Entertainment)                                                            100             1,616
Smedvig SA (Energy)                                                                                    200             1,298
Statoil ASA (Energy)                                                                                   626             5,612
Tanderg ASA (Information Technology)+                                                                  200             1,188
Telenor ASA (Information Technology)                                                                   830             3,694
Tomra Systems ASA (Industrial & Commercial)                                                            300             1,539
                                                                                                             ---------------
                                                                                                                      26,931
                                                                                                             ---------------

PORTUGAL -- 0.6%

Banco Comercial Portugues SA (Finance)                                                             101,671           212,056
Banco Espirito Santo SA (Finance)                                                                      171             2,491
BPI-SGPS SA (Finance)                                                                                  616             1,773
Brisa-Auto Estradas de Portugal SA (Industrial & Commercial)                                           439             2,563

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
PORTUGAL (CONTINUED)

Cimpor Cimentos De Portugal SA (Materials)                                                             272   $         1,093
Electricidade de Portugal SA (Utilities)                                                             2,925             6,714
Jeronimo Martins, SGPS, SA (Consumer Staples)+                                                          47               370
Portugal Telecom SGPS, SA (Information Technology)                                                   1,531            12,113
PT Multimedia Servicos (Information Technology)+                                                        77             1,285
Sonae SGPS SA (Consumer Discretionary)+                                                              1,614               884
                                                                                                             ---------------
                                                                                                                     241,342
                                                                                                             ---------------

RUSSIA -- 1.0%

Mobile Telesystems ADR (Information Technology)                                                        900            66,195
Vimpel-Communication SP ADR+ (Information Technology)+                                               3,500           213,010
YUKOS ADR (Energy)                                                                                   2,200           136,400
                                                                                                             ---------------
                                                                                                                     415,605
                                                                                                             ---------------

SINGAPORE -- 2.0%

Allgreen Properties, Ltd. (Real Estate)                                                              1,000               590
Altadis SA (Consumer Staples)                                                                          472            11,632
Banco Bilbao Vizcaya SA (Finance)                                                                    4,938            50,978
Capitaland, Ltd. (Real Estate)                                                                       2,000             1,689
Chartered Semiconductors Manufacturing, Ltd. (Information Technology)+                               2,000             1,723
City Developments, Ltd. (Real Estate)                                                                1,000             2,949
Comfortdelgro Corp., Ltd. (Industrial & Commercial)                                                  2,000               908
Creative Technology, Ltd. (Information Technology)                                                     100             1,093
Datacraft Asia, Ltd. (Information Technology)+                                                       1,000             1,230
DBS Group Holdings, Ltd. (Finance)                                                                   2,163            16,136
Endesa SA (Utilities)                                                                                1,464            22,637
Great Eastern Holdings, Ltd. (Finance)                                                              23,500           139,974
Haw Parnership Corp., Ltd. (Industrial & Commercial)                                                    40                99
Iberdrola SA (Utilities)                                                                             1,246            20,979
Keppel Corp., Ltd. (Industrial & Commercial)                                                         1,000             3,036
Keppel Land, Ltd. (Real Estate)                                                                      1,000               925
Mobileone, Ltd. (Information Technology)                                                           103,000            83,389
Neptune Orient Lines, Ltd. (Industrial & Commercial)+                                                1,000             1,128
Oversea-Chinese Banking Corp., Ltd. (Finance)                                                        2,050            13,277
Parkway Holdings, Ltd. (Healthcare)                                                                  1,000               506
SembCorp Industries, Ltd. (Industrial & Commercial)                                                  2,000             1,457
SembCorp Logistics, Ltd. (Industrial & Commercial)                                                  59,294            57,605
SembCorp Marine, Ltd. (Industrial & Commercial)                                                      1,000               564
Singapore Airlines, Ltd. (Information & Entertainment)                                               1,000             6,130
Singapore Exchange, Ltd. (Finance)                                                                   2,000             2,105
Singapore Press Holdings, Ltd. (Information & Entertainment)                                         1,000            10,583
Singapore Technologies Engineering, Ltd. (Industrial & Commercial)                                   3,000             3,244
Singapore Telecommunications, Ltd. (Information Technology)                                         10,000             9,599
SMRT Corp. (Industrial & Commercial)                                                                 1,000               330
ST Assembly Test Services, Ltd. (Information Technology)+                                            1,000             1,434
United Overseas Bank, Ltd. (Finance)                                                                18,000           139,482
Venture Manufacturing Ltd. (Information Technology)                                                 17,000           196,617
                                                                                                             ---------------
                                                                                                                     804,028
                                                                                                             ---------------

SOUTH KOREA -- 0.9%

Electrolux AB, Series B (Consumer Discretionary)                                                       440             9,569

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
COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA (CONTINUED)

Hana Bank GDR (Finance)+                                                                             8,076   $       110,241
Hyundai Motor Co. GDR (Consumer Discretionary)*+                                                     7,401           107,314
NHN Corp (Information Technology)                                                                      360            48,202
Samsung Electronics Co., Ltd. GDR (Information Technology)                                             600           101,400
                                                                                                             ---------------
                                                                                                                     376,726
                                                                                                             ---------------

SPAIN -- 3.4%

Acciona SA (Industrial & Commercial)                                                                    46             2,380
Acerinox SA (Materials)                                                                                980            41,474
ACS Actividades de Construccion y Servicios SA (Real Estate)                                            63             2,670
Amadeus Global Travel Distrubution SA, Class A (Information & Entertainment)                           383             2,410
Autopistas, Concesionaria Espanda SA (Industrial & Commercial)                                         339             4,677
Banco Popular Espanol SA (Finance)                                                                   3,149           155,831
Banco Santander Central Hispano SA (Finance)                                                         6,981            59,217
Corp Mapfre SA (Finance)                                                                            17,134           187,068
Fomento de Construcciones y Contratas SA (Consumer Discretionary)                                       85             2,626
Gas Natural SDG, SA (Utilities)                                                                        327             6,283
Grupo Dragados SA (Industrial & Commercial)                                                            196             4,015
Grupo Ferrovial SA (Industrial & Commercial)                                                         5,302           147,095
Iberia Lineas Aereas de Espana SA (Information & Entertainment)                                     88,940           183,430
Indra Sistemas SA (Information Technology)                                                          14,600           170,629
Industria de Diseno Textil SA (Inditex) (Consumer Discretionary)                                     3,639            78,019
NH Hoteles SA (Information & Entertainment)+                                                           154             1,741
Promotora de Informaciones SA (Information & Entertainment)                                            125             1,330
Prosegur, Compania de Securidad SA (Industrial & Commercial)                                        11,500           183,577
Repsol YPF SA (Energy)                                                                               1,489            24,481
Sociedad General de Aguas de Barcelona SA (Utilities)                                                   92             1,218
Telefonia Publicidad Informacion SA (Information & Entertainment)                                      270             1,274
Telefonica SA (Information Technology)                                                               7,816            92,347
Union Fenosa SA (Energy)                                                                               321             5,311
Vallehermoso SA (Real Estate)                                                                          160             1,967
Zeltia SA (Healthcare)                                                                                 244             1,589
                                                                                                             ---------------
                                                                                                                   1,362,659
                                                                                                             ---------------

SWEDEN -- 1.3%

Alfa Laval AB (Industrial & Commercial)                                                                200             2,349
Assa Abloy AB, Class B (Industrial & Commercial)                                                       400             3,511
Atlas Copco AB, Class A (Industrial & Commercial)                                                      152             4,453
Atlas Copco AB, Class B (Industrial & Commercial)                                                      100             2,691
Axfood AB (Consumer Staples)                                                                           100             1,717
Castellum AB (Industrial & Commercial)                                                                 100             1,762
Drott AB, Class B (Real Estate)                                                                        200             2,956
Eniro AB (Information & Entertainment)                                                               2,922            22,816
Gambro AB, Class A (Healthcare)                                                                        200             1,368
Gambro AB, Class B (Healthcare)                                                                        200             1,355
Getinge AB (Healthcare)                                                                              5,200           172,814
Granges AB (Consumer Staples)                                                                          100             2,246
Hennes & Mauritz AB, Class B (Consumer Discretionary)                                                  800            18,120
Hoganas AG (Utilities)                                                                                 100             2,097
Holmen AB, Class B (Materials)                                                                         100             3,136
Modern Times Group, B Shares (Information & Entertainment)+                                            131             2,105
Nobel Biocare Holding AG (Healthcare)                                                                   50             4,304

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

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
SWEDEN (CONTINUED)

Nordea AB (Finance)                                                                                  4,200   $        23,905
OM AB (Finance)                                                                                        400             3,975
Sandvik AB (Industrial & Commercial)                                                                   300             8,208
Sas AB (Information & Entertainment)+                                                                  200             1,626
Securitas AB, Class B (Industrial & Commercial)                                                      9,280           112,584
Skandia Forsakrings AB (Finance)                                                                     1,600             5,039
Skandinaviska Enskilda Banken, Class A (Finance)                                                       600             6,543
Skanska AB, Class B (Real Estate)                                                                      616             3,912
SKF AB, Class B (Materials)                                                                            169             5,322
Svenska Cellulosa AB, Class B (Materials)                                                              333            12,034
Svenska Handelsbanken AB, Class A (Finance)                                                            873            14,816
Svenska Handelsbanken AB, Series B (Finance)                                                           134             2,196
Swedish Match Co. (Consumer Staples)                                                                   500             3,807
Tele2 AB, Class B (Information Technology)+                                                            150             6,543
Telefonaktiebolaget LM Ericsson, Class B (Information Technology)+                                  22,732            33,152
Telia AB (Information Technology)                                                                    2,459            10,663
Volvo AB, Class A (Consumer Discretionary)                                                             100             2,175
Volvo AB, Class B (Consumer Discretionary)                                                             370             8,548
WM-data AB, Class B (Information Technology)+                                                        1,000             1,665
                                                                                                             ---------------
                                                                                                                     516,513
                                                                                                             ---------------

SWITZERLAND -- 6.1%

ABB, Ltd. (Industrial & Commercial)+                                                                 1,658             9,171
Adecco SA (Industrial & Commercial)                                                                  2,006            99,175
Ciba Specialty Chemicals AG (Materials)+                                                               107             7,260
Clariant AG (Materials)+                                                                               224             2,945
Compagnie Financiere Richemont AG, Class A (Consumer Discretionary)(1)                                 848            16,866
Converuim Holding AG (Finance)                                                                       2,682           122,944
Credit Suisse Group (Finance)                                                                        1,935            61,944
Geberit AG (Consumer Discretionary)                                                                    500           185,634
Givaudan SA (Materials)                                                                                 12             5,083
Holcim, Ltd. (Materials)                                                                               265            10,682
Kudelski SA (Information Technology)+                                                                   53             1,416
Kuoni Reisen Holdings (Information & Entertainment)                                                      5             1,417
Logitech International SA (Information Technology)+                                                  4,170           129,858
Lonza Group AG (Materials)                                                                              69             3,236
Nestle SA (Consumer Staples)@                                                                        1,898           437,900
Nobel Biocare Holding AG (Healthcare)                                                                2,150           187,339
Novartis AG (Healthcare)@                                                                           14,816           573,646
Roche Holdings AG-Bearer (Healthcare)                                                                   52             6,403
Roche Holdings AG-Genusschein (Healthcare)                                                           1,143            94,831
Schindler Holding AG (Industrial & Commercial)+                                                          8             1,715
Serono SA, Class B (Healthcare)                                                                         12             7,856
Societe Generale Surveillance Holdings SA (Industrial & Commercial)                                      7             3,649
Sulzer AG (Industrial & Commercial)                                                                      6             1,143
Swatch Group AG (Consumer Discretionary)                                                                88             1,690
Swatch Group AG, Class B (Consumer Discretionary)                                                       54             5,135
Swiss Re (Finance)                                                                                     523            33,247
Swisscom AG (Information Technology)                                                                    43            12,544
Syngenta AG (Materials)                                                                                805            43,672
Synthes-Stratec, Inc. (Healthcare)                                                                       7             6,205
UBS AG (Finance)                                                                                     1,939           108,865

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
SWITZERLAND (CONTINUED)

Unaxis Holding AG (Information Technology)                                                              17   $         2,016
Valora Holdings AG (Consumer Discretionary)                                                              6             1,318
Zurich Financial Services AG (Finance)+                                                              2,346           293,294
                                                                                                             ---------------
                                                                                                                   2,480,099
                                                                                                             ---------------

TAIWAN -- 0.3%

Hon Hai Precision Industry Co., Ltd. GDR (Information Technology)                                    6,600            56,232
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
(Information Technology)+                                                                            4,700            50,901
                                                                                                             ---------------
                                                                                                                     107,133
                                                                                                             ---------------

UNITED KINGDOM -- 17.6%

3i Group, PLC (Industrial & Commercial)                                                                993             9,825
Aegis Group, PLC (Information & Entertainment)                                                     104,597           153,437
Aggreko, PLC (Industrial & Commercial)                                                                 413             1,104
Alliance Unichem, PLC (Healthcare)                                                                     300             2,616
AMEC, PLC (Real Estate)                                                                                485             2,124
Amersham, PLC (Healthcare)                                                                           1,141             9,825
Amvescap, PLC (Finance)                                                                              1,098             8,314
ARM Holdings, PLC (Information Technology)+                                                          1,661             2,706
Associated British Ports Holdings, PLC (Industrial & Commercial)                                       534             3,648
AstraZeneca Group, PLC (Healthcare)                                                                  2,814           118,904
Aviva, PLC (Finance)                                                                                 3,671            28,497
AWG (Consumer Staples)+                                                                                323             2,591
BAA, PLC (Industrial & Commercial)                                                                  25,914           199,871
BAE Systems, PLC (Industrial & Commercial)                                                           4,976            13,896
Balfour Beatty, PLC (Real Estate)                                                                      675             2,269
Barclays, PLC (Finance)                                                                             10,657            81,797
Barratt Developments, PLC (Real Estate)                                                                386             3,259
BBA Group, PLC (Consumer Discretionary)                                                                752             3,059
Berkeley Group, PLC (Real Estate)                                                                      197             2,572
BG Group, PLC (Utilities)                                                                            5,739            24,135
BHP Billiton, PLC (Materials)                                                                        4,015            26,662
BOC Group, PLC (Materials)                                                                             809            11,108
Boots Group, PLC (Consumer Discretionary)                                                            1,345            14,432
BP Amoco, PLC (Energy)                                                                              47,894           328,797
BPB Industries, PLC (Materials)                                                                        796             4,221
British Airways, PLC (Information & Entertainment)+                                                    879             2,429
British American Tobacco, PLC (Consumer Staples)                                                     2,662            28,607
British Land Co., PLC (Real Estate)                                                                    805             6,604
British Sky Broadcasting Group, PLC (Information & Entertainment)+                                  11,392           116,364
BT Group, PLC (Information Technology)                                                              46,004           137,646
Bunzl, PLC (Consumer Discretionary)                                                                    760             5,761
Cable & Wireless, PLC (Information Technology)                                                      37,175            70,291
Cadbury Schweppes, PLC (Consumer Staples)                                                            3,347            20,585
Canary Wharf Group, PLC (Real Estate)+                                                                 757             3,397
Capita Group, PLC (Industrial & Commercial)                                                         16,592            67,847
Carlton Communications, PLC (Information & Entertainment)                                            1,037             2,784
Carnival, PLC (Information & Entertainment)                                                          4,789           152,842
Cattles, PLC (Finance)                                                                              30,900           168,729
Celltech Group, PLC (Healthcare)+                                                                      447             2,563
Centrica, PLC (Utilities)                                                                            6,918            20,871

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)

Close Brothers Group, PLC (Finance)                                                                 16,083   $       191,148
Cobham PLC (Information & Entertainment)                                                               100             1,966
Compass Group, PLC (Consumer Staples)                                                                3,625            20,909
Daily Mail & General Trust (Information & Entertainment)                                               496             4,413
Davis Service Group (Industrial & Commercial)                                                          300             1,735
De La Rue, PLC (Industrial & Commercial)                                                               299             1,412
Diageo, PLC (Consumer Staples)                                                                      27,199           293,649
Dixons Group, PLC (Consumer Discretionary)                                                           3,166             7,078
Electrocomponents, PLC (Information Technology)                                                        707             3,778
EMAP, PLC (Information & Entertainment)                                                                400             5,153
EMI Group, PLC (Information & Entertainment)                                                         1,281             3,146
Enterprise Inns, LLC (Consumer Discretionary)                                                          200             3,100
Finding International, Inc. (Industrial & Commercial)+                                               1,211             4,620
FirstGroup, PLC (Information & Entertainment)                                                          672             3,161
FKI, PLC (Industrial & Commercial)                                                                     942             1,605
Friends Provident, PLC (Finance)                                                                     2,600             5,554
GKN, PLC (Consumer Discretionary)                                                                    1,192             4,760
GlaxoSmithKline, PLC (Healthcare)@                                                                  31,620           656,479
Granada, PLC (Information & Entertainment)                                                           4,502             6,997
Great Portland Estates, PLC (Real Estate)                                                              263               977
GUS, PLC (Consumer Discretionary)                                                                    1,638            17,861
Hammerson, PLC (Real Estate)                                                                           448             4,059
Hanson, PLC (Materials)                                                                              1,198             7,592
Hays, PLC (Industrial & Commercial)                                                                  2,680             4,800
HBOS, PLC (Finance)                                                                                  6,159            70,436
Hill William, PLC (Information & Entertainment)                                                        500             2,576
Hilton Group, PLC (Information & Entertainment)                                                      2,570             7,679
HIT Entertainment, PLC (Information & Entertainment)                                                39,000           154,938
HSBC Holdings, PLC (London) (Finance)                                                               17,488           230,666
ICAP, PLC (Finance)                                                                                  8,600           178,460
IMI, PLC (Industrial & Commercial)                                                                     573             3,096
Imperial Chemical Industries, PLC (Materials)                                                        1,936             5,334
Imperial Tobacco Group, PLC (Consumer Staples)                                                       1,186            19,340
Invensys, PLC (Industrial & Commercial)                                                              5,692             2,697
J. Sainsbury, PLC (Consumer Discretionary)                                                           2,364            10,659
J.D. Wetherspoon, PLC (Information & Entertainment)                                                  8,850            33,898
Jarvis, PLC (Industrial & Commercial)                                                               32,100           163,543
Johnson Matthey, PLC (Industrial & Commercial)                                                         356             5,409
Kesa Electricals, PLC (Utilities)+                                                                     850             3,147
Kidde, PLC (Industrial & Commercial)                                                                 1,350             2,300
Kingfisher, PLC (Finance)                                                                            3,719            16,135
Land Securities Group, PLC (Real Estate)                                                               757            10,601
Legal & General Group, PLC (Finance)                                                                10,580            16,224
Liberty International, PLC (Finance)                                                                   500             5,290
Linde AG (Industrial & Commercial)                                                                     135             5,562
Lloyds TSB Group, PLC (Finance)                                                                      9,052            62,256
Logica, PLC (Information Technology)                                                                 1,218             4,839
Man Group, PLC (Finance)                                                                             8,900           192,914
Marks & Spencer Group, PLC (Consumer Discretionary)                                                  3,711            18,876
Mfi Furniture Group, PLC (Consumer Staples)                                                            900             2,768
Misys, PLC (Information Technology)                                                                    922             4,330
National Grid Group, PLC (Utilities)                                                                 5,034            32,258
National Power, PLC (Utilities)+                                                                     1,816             4,022

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)

Next Group (Consumer Discretionary)                                                                  9,358   $       174,842
Novar, PLC (Industrial & Commercial)                                                                   698             1,607
Ocean Group, PLC (Industrial & Commercial)                                                          11,508           126,731
Pearson, PLC (Information & Entertainment)                                                           1,304            12,361
Peninsular & Oriental Steam Navigation Co. (Industrial & Commercial)                                 1,199             4,943
Persimmon, PLC (Real Estate)                                                                           400             3,577
Pilkington, PLC (Consumer Discretionary)                                                             1,637             2,272
Provident Financial, PLC (Finance)                                                                     413             4,428
Prudential, PLC (Finance)                                                                           25,231           172,270
Quintus Corp. (Information Technology)+                                                              1,194             9,527
Railtrack Group, PLC (Industrial & Commercial)+(2)(3)                                                  207               186
Rank Group, PLC (Information & Entertainment)                                                          965             4,247
Reckitt Benckiser, PLC (Consumer Staples)                                                            6,597           132,687
Reed Elsevier, PLC (Information & Entertainment)                                                     2,051            16,049
Rentokil Initial, PLC (Industrial & Commercial)                                                      3,027            10,730
Reuters Group, PLC (Information & Entertainment)                                                     2,329             8,217
Rexam, PLC (Materials)                                                                                 744             4,910
Rio Tinto, PLC (Materials)                                                                           1,733            36,959
RMC Group, PLC (Materials)                                                                             430             4,260
Rolls Royce Group, PLC (Industrial & Commercial)                                                     2,366             6,332
Royal & Sun Alliance Insurance Group, PLC (Finance)                                                  2,341             3,142
Royal Bank of Scotland Group, PLC (Finance)                                                         11,665           296,669
Ryanair Holdings, PLC ADR (Information & Entertainment)+                                                61             2,470
SABMiller, PLC (Consumer Staples)                                                                    1,299            10,170
Safeway, PLC (Consumer Discretionary)                                                                1,719             7,929
Sage Group, PLC (Information Technology)                                                             1,971             5,381
Schroders, PLC (Finance)                                                                               201             2,242
Scottish & Newcastle, PLC (Consumer Staples)                                                         1,250             7,319
Scottish and Southern Energy, PLC (Energy)                                                           1,398            14,129
Scottish Power, PLC (Energy)                                                                         3,016            17,609
Securicor, PLC (Industrial & Commercial)                                                               863             1,198
Serco Group, PLC (Industrial & Commercial)                                                             707             1,998
Severn Trent (Utilities)                                                                               559             6,240
Shell Transport & Trading Co., PLC (Energy)                                                         15,738            97,186
Signet Group (Consumer Discretionary)                                                                2,788             4,889
Slough Estates, PLC (Real Estate)                                                                      676             4,085
Smith & Nephew, PLC (Healthcare)                                                                     1,511             9,946
Smiths Group, PLC (Industrial & Commercial)                                                            908            10,097
SSL International, PLC (Healthcare)                                                                    307             1,531
Stagecoach Holdings, PLC (Industrial & Commercial)                                                   1,717             2,198
Tate & Lyle, PLC (Consumer Staples)                                                                    666             3,598
Taylor Woodrow, PLC (Real Estate)                                                                      899             3,459
Tesco, PLC (Consumer Discretionary)                                                                 83,174           333,197
Tomkins, PLC (Industrial & Commercial)                                                               1,200             4,887
Unilever, PLC (Consumer Staples)                                                                     4,500            38,448
United Business Media, PLC (Information & Entertainment)                                               545             3,773
United Utilities, PLC (Utilities)                                                                      904             6,897
Vodafone Group, PLC (Information Technology)                                                       362,239           722,558
Whitbread, PLC (Consumer Discretionary)                                                                481             5,569
George Wimpey, PLC (Consumer Discretionary)                                                            612             3,713
Wolseley, PLC (Consumer Discretionary)                                                              15,090           176,148
WPP Group, PLC (Industrial & Commercial)                                                            20,811           175,560
Yorkshire Water, PLC (Utilities)                                                                       639             4,496
                                                                                                             ---------------
                                                                                                                   7,119,060
                                                                                                             ---------------
TOTAL COMMON STOCK (cost $31,500,365)                                                                             33,912,799
                                                                                                             ---------------

PREFERRED STOCK -- 0.1%                                                                           SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
AUSTRALIA -- 0.0%

News Corp., Ltd. (Information & Entertainment)                                                       3,399   $        23,168
                                                                                                             ---------------

GERMANY -- 0.1%

Fresenius Medical Care AG (Healthcare)                                                                  42             1,860
Henkel KGaA (Materials)                                                                                 96             6,572
Porsche AG (Consumer Discretionary)                                                                     13             5,474
ProSiebenSat1. Media AG (Information & Entertainment)                                                  118             1,350
RWE AG (Energy)                                                                                         63             1,467
Volkswagen VKW AG (Consumer Discretionary)                                                             171             5,308
Wella AG (Consumer Staples)                                                                             34             2,670
                                                                                                             ---------------
                                                                                                                      24,701
                                                                                                             ---------------

NEW ZEALAND -- 0.0%

Fletcher Challenge Forests, Ltd. (Materials)+                                                          492               375
                                                                                                             ---------------
TOTAL PREFERRED STOCK (cost $45,100)                                                                                  48,244
                                                                                                             ---------------

WARRANTS -- 0.0%

FRANCE -- 0.0%

AXA Expires 10/3/2003 (Finance)+                                                                     2,293               107
                                                                                                             ---------------

HONG KONG -- 0.0%

Hopewell Highway Expires 8/5/2006 (Industrial & Commercial)+                                           100                20
                                                                                                             ---------------

UNITED KINGDOM -- 0.0%

Royal & Sun Alliance Expires 10/15/2003 (Finance)+                                                   2,341               477
                                                                                                             ---------------
TOTAL WARRANTS (cost $1,148)                                                                                             604
                                                                                                             ---------------

EXCHANGE-TRADED FUNDS -- 1.3%

UNITED STATES -- 1.3%

iShares MSCI EAFE Index Fund@ (cost $487,485)                                                        4,500           526,500
                                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $32,034,098)                                                                    34,488,147
                                                                                                             ---------------

                                                                                              PRINCIPAL
SHORT-TERM SECURITIES -- 6.4%                                                                   AMOUNT
----------------------------------------------------------------------------------------------------------------------------
TIME DEPOSIT -- 0.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.50% due 10/01/03@                   $       234,000           234,000
                                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 5.4%

Federal Home Loan Bank Cons. Disc. Notes 1.02% due 10/01/03@                                     2,200,000         2,200,000
                                                                                                             ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.4%

United States Treasury Bills 0.92% due 12/18/03@                                                   150,000           149,706
                                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $2,583,701)                                                                      2,583,706
                                                                                                             ---------------

                                                                                              PRINCIPAL
REPURCHASE AGREEMENTS -- 5.8%                                                                   AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing interest at 0.40%, dated 9/30/03, to be repurchased 10/01/03 in the amount of $234,003 and collateralized by $170,000 of United States Treasury Bonds, bearing interest
  at 8.50%, due 2/15/20 and having an approximate value of $243,049                        $       234,000   $       234,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 9/30/03, to be repurchased 10/01/03 in the amount of $1,700,017 and collateralized by $1,465,000 of United States Treasury Bonds, bearing interest
  at 6.38%, due 8/15/27 and having an approximate value of $1,738,457                            1,700,000         1,700,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 9/30/03, to be repurchased 10/01/03 in the amount of $389,004 and collateralized by $275,000 of United States Treasury Bonds, bearing interest
  at 8.75%, due 5/15/17 and having an approximate value of $400,620                                389,000           389,000
                                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $2,323,000)                                                                      2,323,000
                                                                                                             ---------------

TOTAL INVESTMENTS --
   (cost $36,940,799)(See Note 3)                                                  97.5%                          39,394,853
Other assets less liabilities --                                                    2.5                            1,030,377
                                                                                  -----                       --------------
NET ASSETS --                                                                     100.0%                     $    40,425,230
                                                                                  =====                       ==============

----------
+   Non-income producing securities.
@ The security or a portion thereof represents collateral for open futures contracts.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the aggregate value of these securities was $107,314 representing 0.3% of net assets.
(1) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(2) Fair valued security; see Note 2.
(3) Illiquid security.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

OPEN FUTURES CONTRACTS

                                                                                                         UNREALIZED
NUMBER OF                               EXPIRATION           VALUE AT            VALUE AS OF            APPRECIATION/
CONTRACTS       DESCRIPTION                DATE             TRADE DATE       SEPTEMBER 30, 2003        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
  1 Long        MTF CAC 40 Index       October 2003        $    38,138           $    36,544             $    (1,594)
  46 Long       EURO STX 50            December 2003         1,390,035             1,288,342                (101,693)
  5 Long        FTSE 100               December 2003           356,461               341,085                 (15,376)
  62 Long       MSCI PANEU Index       December 2003         1,116,535             1,042,598                 (73,937)
  1 Long        NIKKEI 225 Index       December 2003            53,208                50,925                  (2,283)
  2 Long        SPI 200 Index          December 2003           109,017               106,841                  (2,176)
  3 Long        TOPIX Index            December 2003           274,717               272,703                  (2,014)
                                                                                                         -----------
                                                                                                         $  (199,073)
                                                                                                         ===========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

    CONTRACT                IN              DELIVERY      GROSS UNREALIZED
   TO DELIVER           EXCHANGE FOR          DATE          APPRECIATION
--------------------------------------------------------------------------
MXN   1,155,735      USD       105,600      12/17/03       $     1,411
USD*    986,549      GBP       626,281      10/08/03            53,896
USD      60,953      DKK       393,982      10/29/03               811
USD     728,361      EUR       635,568      10/29/03            11,580
USD   1,275,283      JPY   142,796,412      10/30/03             7,658
USD     637,249      AUD       947,301      11/26/03             3,380
USD     128,117      HKD       999,244      12/11/03             1,012
USD     193,660      SEK     1,579,896      12/18/03             9,500
                                                           -----------
                                                                89,248
                                                           -----------

    CONTRACT                IN              DELIVERY     GROSS UNREALIZED
   TO DELIVER           EXCHANGE FOR          DATE         DEPRECIATION
--------------------------------------------------------------------------
CHF      263,979     USD       191,123      11/18/03            (9,138)
GBP*      77,960     USD       127,344      10/08/03            (2,171)
HUF   29,635,703     USD       127,823      12/18/03            (5,487)
SGD      157,314     USD        89,781      10/17/03            (1,209)
USD       69,859     NOK       493,000      11/20/03              (138)
                                                           -----------
                                                               (18,143)
                                                           -----------
Net Unrealized Appreciation (Depreciation)                 $    71,105
                                                           ===========

----------
* Represents partially offsetting forward foreign currency contracts that, to the extent they are offset, do not have additional market risk but have continued counterparty settlement risk.

AUD -- Australian Dollar
CHF -- Swiss Franc
DKK -- Danish Krone
EUR -- Euro
GBP -- Pound Sterling
HKD -- Hong Kong Dollar
HUF -- Hungarian Forint
JPY -- Japanese Yen
MXN -- Mexican Peso
NOK -- Norwegian Krone
SEK -- Swedish Krona
SGD -- Singapore Dollar
USD -- United States Dollar

See Notes to Financial Statements.

SEASONS SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO                      INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

                                                                                              PRINCIPAL
ASSET-BACKED SECURITES -- 2.0%                                                                 AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.4%

AUTOMOTIVE -- 0.4%
Capital Auto Receivables Asset 2.96% 2008                                                  $       190,000   $       193,730
Harley-Davidson Motorcycle Trust, Series 2002-1 A2 4.50% 2010                                      200,000           208,551
Honda Auto Receivables Owner Trust, Series 2002-1 A3 3.50% 2005                                    112,905           114,018
Nissan Auto Receivables Owner Trust, Series 2002-B A4 4.60% 2007                                   200,000           209,412
                                                                                                             ---------------
                                                                                                                     725,711
                                                                                                             ---------------

FINANCE -- 1.5%

FINANCIAL SERVICES -- 1.5%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% 2009*                                               350,000           356,585
Capital One Multi-Asset Execution Trust, Series 2003-A4 A4 3.65% 2011                              100,000           101,694
Capital One Secured Note Trust, Series 2001-7A A 3.85% 2007                                        202,000           206,999
Carmax Auto Owner Trust, Series 2002-1 A4 4.23% 2007                                               165,000           172,716
CIT Equipment Collateral, Series 2001-A A4 4.84% 2012                                              200,000           207,074
Discover Card Master Trust I, Series 2001-5 A 5.30% 2006                                           200,000           205,053
Ford Credit Auto Owner Trust, Series 2001-B A4 5.12% 2004                                           29,160            29,273
Ford Credit Auto Owner Trust, Series 2001-E A4 4.01% 2006                                          200,000           205,048
Ford Credit Auto Owner Trust, Series 2002-A A3A 3.62% 2006                                         132,671           134,154
Household Affinity Credit Card Master Note Trust 2.18% 2008                                        200,000           200,648
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% 2030                                         200,000           223,259
MBNA Master Credit Card Trust, Series 1997-I A 6.55% 2007                                          200,000           209,110
Navistar Financial Owner Trust, Series 2001-A A3 4.99% 2005                                         14,337            14,365
Onyx Acceptance Owner Trust, Series 2002-A A3 3.75% 2006                                           104,920           106,133
USAA Auto Owner Trust 4.69% 2005                                                                     6,329             6,339
                                                                                                             ---------------
                                                                                                                   2,378,450
                                                                                                             ---------------

UTILITIES -- 0.1%

ELECTRIC UTILITIES -- 0.1%
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1 A2 5.36% 2007                            107,145           110,804
                                                                                                             ---------------
TOTAL ASSET-BACKED SECURITIES (cost $3,135,028)                                                                    3,214,965
                                                                                                             ---------------

BONDS & NOTES -- 86.5%

CONSUMER DISCRETIONARY -- 2.0%

AUTOMOTIVE -- 1.1%
DaimlerChrysler NA 4.05% 2008                                                                      200,000           197,980
DaimlerChrysler NA Holding Corp. 7.25% 2006                                                        200,000           219,186
Ford Motor Co. 6.38% 2029                                                                          200,000           162,898
Ford Motor Co. 7.45% 2031                                                                          560,000           516,452
General Motors Acceptance Corp. 6.88% 2011                                                         170,000           176,461
General Motors Corp. 8.38% 2033                                                                    275,000           287,539
Visteon Corp. 8.25% 2010                                                                           200,000           213,197

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
                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (CONTINUED)

HOUSING & HOUSEHOLD DURABLES -- 0.5%
Centex Corp. 5.80% 2009                                                                    $       170,000   $       183,635
Centex Corp. 7.88% 2011                                                                            150,000           177,547
Lennar Corp. 5.95% 2013                                                                             60,000            63,496
Lennar Corp. 7.63% 2009                                                                             60,000            70,009
Pulte Homes, Inc. 7.88% 2011                                                                       200,000           236,614
Toll Brothers, Inc. 6.88% 2012                                                                     120,000           134,345

RETAIL -- 0.4%
Lowe's Cos., Inc. 7.50% 2005                                                                       100,000           112,069
Sears Roebuck Acceptance Corp. 6.25% 2009                                                          110,000           122,169
Staples, Inc. 7.13% 2007                                                                            85,000            94,291
Staples, Inc. 7.38% 2012                                                                            50,000            58,320
Target Corp. 5.88% 2012                                                                             50,000            55,167
Target Corp. 7.00% 2031                                                                            155,000           178,468
                                                                                                             ---------------
                                                                                                                   3,259,843
                                                                                                             ---------------

CONSUMER STAPLES -- 1.0%

FOOD, BEVERAGE & TOBACCO -- 1.0%
Coca-Cola Enterprises, Inc. 5.25% 2007                                                             100,000           108,679
Coca-Cola Enterprises, Inc. 7.13% 2009                                                             100,000           118,311
Companhia Brasileira de Bebidas 8.75% 2013*                                                        105,000           106,050
ConAgra Foods, Inc. 8.25% 2030                                                                     100,000           128,421
Great Atlantic & Pacific Tea Co., Inc. 9.13% 2011                                                   75,000            70,500
Kraft Foods, Inc. 5.63% 2011                                                                       150,000           158,097
Kroger Co. 6.75% 2012                                                                              200,000           225,994
Miller Brewing Co. 4.25% 2008*                                                                     200,000           205,478
Philip Morris Cos., Inc. 6.38% 2006                                                                100,000           104,798
Philip Morris Cos., Inc. 7.65% 2008                                                                 70,000            76,456
Tyson Foods, Inc. 7.25% 2006                                                                       130,000           144,793
Tyson Foods, Inc. 8.25% 2011                                                                        55,000            65,780
                                                                                                             ---------------
                                                                                                                   1,513,357
                                                                                                             ---------------

ENERGY -- 2.0%

ENERGY SERVICES -- 0.6%
Dresser Industries, Inc. 7.60% 2096                                                                120,000           110,400
Motiva Enterprises, LLC 5.20% 2012*                                                                125,000           128,702
Progress Energy, Inc. 6.85% 2012                                                                   150,000           167,097
Schlumberger Technology Corp. 6.50% 2012*                                                          170,000           192,710
Valero Energy Corp. 6.88% 2012                                                                     200,000           223,101
Virginia Electric and Power Co., Series B 7.20% 2004                                               100,000           105,525

ENERGY SOURCES -- 1.4%
Alliant Energy Resources, Inc. 9.75% 2013                                                          180,000           224,706
Amerada Hess Corp. 6.65% 2011                                                                      200,000           219,077
Burlington Resources, Inc. 7.40% 2031                                                              120,000           143,995
Canadian Oil Sands, Ltd. 5.80% 2013*                                                               120,000           124,182
Devon Energy Corp. 7.95% 2032                                                                      200,000           247,187
Husky Energy, Inc. 6.25% 2012                                                                      160,000           175,493
Pemex Project Funding Master Trust 9.13% 2010                                                      700,000           838,250
Transocean, Inc. 9.50% 2008                                                                        180,000           227,405
                                                                                                             ---------------
                                                                                                                   3,127,830
                                                                                                             ---------------

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
                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE -- 11.3%

BANKS -- 1.8%
Bank of America Corp. 6.25% 2012                                                           $       500,000   $       559,421
Bank One Corp. 5.90% 2011                                                                          260,000           284,344
Bank One NA 5.50% 2007                                                                             100,000           109,174
Banque Nationale de Paris 7.20% 2007                                                               100,000           113,362
First Union National Bank 7.80% 2010                                                               300,000           366,780
J.P. Morgan Chase & Co. 6.75% 2011                                                                 300,000           344,687
MBNA America Bank 5.38% 2008                                                                       260,000           279,663
Oversea-Chinese Banking Corp., Ltd. 7.75% 2011*                                                    250,000           297,402
Popular North America, Inc. 4.25% 2008                                                             180,000           184,799
Popular North America, Inc. 6.63% 2004                                                              70,000            71,023
Wells Fargo & Co. 6.38% 2011                                                                       200,000           226,643

FINANCIAL SERVICES -- 7.1%
Alliance Capital Management LP 5.63% 2006                                                          100,000           109,054
American Express Co. 5.50% 2006                                                                    200,000           217,752
Bear Stearns Commercial Mtg. Secs, Inc., Series 1998-C1 A2 6.44% 2008                              200,000           225,346
Bear Stearns Commercial Mtg. Secs, Inc., Series 2001-TOP2 A2 6.48% 2035                            200,000           227,591
Bear Stearns Commercial Mtg. Secs, Inc., Series 2001-TOP4 A3 5.61% 2033                            200,000           217,450
Chase Commercial Mtg. Securities Corp., Series 1998-1 A2 6.56% 2030                                200,000           225,323
Chase Commercial Mtg. Securities Corp., Series 1998-2 A2 6.39% 2030                                200,000           225,304
CIT Group, Inc. 6.50% 2006                                                                         200,000           218,666
Citigroup, Inc. 5.63% 2012                                                                         170,000           182,484
Citigroup, Inc. 6.50% 2011                                                                         400,000           457,066
Citigroup, Inc. 7.25% 2010                                                                         350,000           414,568
Countrywide Home Loans, Inc., Series J 5.50% 2006                                                  100,000           107,745
Countrywide Home Loans, Inc., Series MTNK 5.63% 2007                                               320,000           347,168
Credit Suisse First Boston USA, Inc. 5.50% 2013                                                     70,000            72,909
Credit Suisse First Boston USA, Inc. 6.13% 2011                                                    190,000           208,133
Credit Suisse First Boston USA, Inc. 6.50% 2012                                                    200,000           224,476
Doral Financial Corp. 8.50% 2004                                                                   100,000           104,775
Erac USA Finance Co. 7.35% 2008*                                                                    90,000           104,168
First Union - Chase Commercial Mtg. Trust, Series 1999-C2 A2 6.65% 2031                            200,000           226,675
Ford Motor Credit Co. 6.50% 2007                                                                   450,000           475,564
Ford Motor Credit Co. 7.38% 2009                                                                   150,000           159,885
Frank Russell Co. 5.63% 2009*                                                                      100,000           110,832
General Electric Capital Corp., Series A 5.38% 2007                                                300,000           326,004
General Electric Capital Corp., Series MTNA 6.75% 2032                                             400,000           451,404
General Motors Acceptance Corp. 7.00% 2012                                                         600,000           624,689
General Motors Acceptance Corp. 7.25% 2011                                                         250,000           264,775
Goldman Sachs Group, Inc. 4.13% 2008                                                               150,000           155,171
Goldman Sachs Group, Inc. 7.80% 2010                                                               100,000           120,188
Household Finance Corp. 5.75% 2007                                                                 300,000           327,492
Household Finance Corp. 6.38% 2011                                                                 270,000           300,197
John Hancock Global Funding II 5.00% 2007*                                                         200,000           214,974
Lehman Brothers Holdings, Inc. 4.00% 2008                                                          360,000           370,629
Morgan Stanley Capital I, Inc., Series 1998-WF2 A2 6.54% 2030                                      200,000           226,394
Morgan Stanley Capital I, Inc., Series 1999-WF1 A2 6.21% 2031                                      200,000           223,595
Morgan Stanley Dean Witter & Co. 5.80% 2007                                                        540,000           595,261
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% 2033                               200,000           229,888
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A3 6.51% 2034                                 200,000           226,737
Nisource Finance Corp. 7.63% 2005                                                                  130,000           143,760
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% 2030                                       200,000           227,466

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
                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Philip Morris Capital Corp. 7.50% 2009                                                     $        40,000   $        42,324
Sun Life Canada US Capital Trust 8.53% 2049*                                                       600,000           694,357
USA Education, Inc. 5.63% 2007                                                                     200,000           219,087
Verizon Global Funding Corp. 7.75% 2030                                                            460,000           552,555

INSURANCE -- 2.4%
Ace Capital Trust II 9.70% 2030                                                                    160,000           208,494
ACE INA Holdings, Inc. 8.30% 2006                                                                   50,000            57,518
Allstate Corp. 7.20% 2009                                                                          200,000           237,011
American Financial Group, Inc. 7.13% 2009                                                          100,000           104,202
Amerus Life Holdings, Inc. 6.95% 2005                                                              150,000           155,436
Anthem Insurance Co., Inc. 9.13% 2010*                                                              95,000           119,712
Axa 8.60% 2030                                                                                     200,000           250,601
Everest Reinsurance Holdings, Inc. 8.50% 2005                                                      200,000           218,211
Farmers Insurance Exchange 8.63% 2024*                                                             250,000           255,000
Hartford Life, Inc. 7.10% 2007                                                                     200,000           227,359
Jackson National Life Insurance Co. 5.25% 2007*                                                     85,000            91,288
Liberty Mutual Insurance Co. 7.70% 2097*                                                           370,000           275,676
Mercury General Corp. 7.25% 2011                                                                    15,000            16,423
MMI Capital Trust 7.63% 2027                                                                       100,000            99,306
MONY Group, Inc. 8.35% 2010                                                                         85,000           104,114
Safeco Capital Trust I 8.07% 2037                                                                  100,000           116,183
St. Paul Cos., Inc. 5.75% 2007                                                                     140,000           150,988
Torchmark Corp. 6.25% 2006                                                                         120,000           133,459
Transamerica Capital II 7.65% 2026*                                                                200,000           219,983
Unitrin, Inc. 5.75% 2007                                                                           200,000           212,252
UnumProvident Corp. 7.63% 2011                                                                      30,000            33,000
W.R. Berkley Capital Trust 8.20% 2045                                                              260,000           283,500
Wellpoint Health Networks, Inc. 6.38% 2006                                                         130,000           143,556
XL Capital Finance, PLC 6.50% 2012                                                                 200,000           223,362
                                                                                                             ---------------
                                                                                                                  18,173,813
                                                                                                             ---------------

HEALTHCARE -- 0.8%

HEALTH SERVICES -- 0.5%
Health Net, Inc. 8.38% 2011                                                                        180,000           217,265
HEALTHSOUTH Corp. 7.00% 2008                                                                        50,000            43,000
Humana, Inc. 7.25% 2006                                                                            200,000           220,590
Quest Diagnostics, Inc. 6.75% 2006                                                                 200,000           221,501
UnitedHealth Group, Inc. 5.20% 2007                                                                110,000           119,000
Wellpoint Health Networks, Inc. 6.38% 2012                                                          45,000            50,348

MEDICAL PRODUCTS -- 0.3%
American Home Products Corp. 6.25% 2006                                                            200,000           219,381
Beckman Coulter, Inc. 7.45% 2008                                                                   200,000           231,105
                                                                                                             ---------------
                                                                                                                   1,322,190
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 1.1%

AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
Boeing Cap Corp. 4.75% 2008                                                                        180,000           187,113
Goodrich Corp. 7.63% 2012                                                                          180,000           207,447
Lockheed Martin Corp. 8.50% 2029                                                                   130,000           173,894
United Technologies Corp. 6.63% 2004                                                                75,000            79,443

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
                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES -- 0.5%
Aramark Services, Inc. 7.00% 2006                                                          $       180,000   $       198,596
Cendant Corp. 7.38% 2013                                                                           140,000           161,401
ERAC USA Finance Co. 8.00% 2011*                                                                   130,000           156,241
Monsanto Co. 4.00% 2008                                                                             80,000            81,109
Monsanto Co. 7.38% 2012                                                                            170,000           198,353

MULTI-INDUSTRY -- 0.1%
Tyco International Group SA 6.75% 2011                                                             150,000           158,250

TRANSPORTATION -- 0.1%
FedEx Corp. 6.88% 2006                                                                              60,000            65,741
Union Pacific Corp. 6.63% 2029                                                                     100,000           109,371
                                                                                                             ---------------
                                                                                                                   1,776,959
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 3.5%

BROADCASTING & MEDIA -- 2.4%
AOL Time Warner, Inc. 6.75% 2011                                                                   150,000           167,502
AOL Time Warner, Inc. 6.88% 2012                                                                   210,000           235,626
AOL Time Warner, Inc. 7.63% 2031                                                                   230,000           261,435
AOL Time Warner, Inc. 7.70% 2032                                                                   100,000           114,809
Belo Corp. 8.00% 2008                                                                              180,000           214,475
Chancellor Media Corp. 8.00% 2008                                                                  125,000           142,500
Clear Channel Communications, Inc. 4.25% 2009                                                      130,000           131,537
Comcast Cable Communications, Inc. 6.75% 2011                                                      150,000           169,155
Comcast Cable Communications, Inc. 8.38% 2007                                                      250,000           292,641
Cox Communications, Inc. 7.88% 2009                                                                200,000           240,661
Cox Enterprises, Inc. 7.88% 2010*                                                                  210,000           248,470
Grupo Televisa SA 8.00% 2011                                                                        30,000            33,300
Lenfest Communications, Inc. 8.38% 2005                                                             40,000            44,673
Liberty Media Corp. 7.88% 2009                                                                      40,000            46,263
Liberty Media Corp. 8.25% 2030                                                                     210,000           243,114
News America Holdings, Inc. 8.00% 2016                                                              60,000            74,563
News America Holdings, Inc. 8.45% 2034                                                              20,000            25,691
News America, Inc. 6.63% 2008                                                                      290,000           325,333
Reed Elsevier Capital, Inc. 6.75% 2011                                                              55,000            63,726
Scholastic Corp. 5.00% 2013                                                                        215,000           215,967
Univision Communications, Inc. 7.85% 2011                                                          140,000           166,147
USA Interactive 7.00% 2013                                                                         390,000           439,908

ENTERTAINMENT PRODUCTS -- 0.2%
Disney Walt Co. 5.50% 2006                                                                          80,000            86,644
International Game Technology 8.38% 2009                                                            90,000           109,122
Walt Disney Co. 7.30% 2005                                                                         100,000           107,307

LEISURE & TOURISM -- 0.9%
American Airlines, Inc., Series 2003-1 3.86% 2010                                                   50,000            49,990
American Airlines, Inc., Series 99-1 7.02% 2009                                                    250,000           244,216
Continental Airlines, Inc., Series 01-1 6.70% 2022                                                  93,116            90,528
Continental Airlines, Inc., Series 98-3 6.32% 2008                                                 200,000           192,221
Delta Air Lines, Inc. 7.11% 2013                                                                   200,000           196,034
Delta Air Lines, Inc., Series 00-1 7.57% 2012                                                       20,000            20,233
Delta Air Lines, Inc., Series 01-1 6.62% 2011                                                        7,493             7,378
Harrah's Operating Co., Inc. 8.00% 2011                                                            220,000           260,591
MGM Mirage, Inc. 8.50% 2010                                                                        210,000           236,250
Park Place Entertainment Corp. 7.50% 2009                                                          150,000           160,875
                                                                                                             ---------------
                                                                                                                   5,658,885
                                                                                                             ---------------
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
                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 2.9%

COMPUTER SERVICES -- 0.1%
Computer Sciences Corp. 7.50% 2005                                                         $       165,000   $       181,821

COMPUTER SOFTWARE -- 0.1%
Electronic Data Systems Corp. 6.00% 2013*                                                          165,000           158,596

COMPUTERS & BUSINESS EQUIPMENT -- 0.1%
Hewlett-Packard Co. 5.75% 2006                                                                     160,000           174,981

TELECOMMUNICATIONS -- 2.6%
AT&T Broadband Corp. 8.38% 2013                                                                    190,000           235,386
AT&T Corp. 6.00% 2009                                                                                7,000             7,538
AT&T Corp. 7.00% 2003                                                                               80,000            90,142
AT&T Corp. 7.30% 2011                                                                              240,000           277,401
AT&T Wireless Services, Inc. 7.88% 2011                                                             30,000            34,921
AT&T Wireless Services, Inc. 8.75% 2031                                                            300,000           371,052
British Telecommunications, PLC 8.88% 2030                                                         360,000           471,953
Citizens Communications Co. 9.25% 2011                                                             210,000           267,623
Comcast Corp. 7.05% 2033                                                                            45,000            49,319
Compania de Telecomunicaciones de Chile SA 7.63% 2006                                              300,000           329,013
France Telecom SA 9.00% 2011                                                                       290,000           354,240
Koninklijke (Royal) KPN NV 8.00% 2010                                                              100,000           120,870
Motorola, Inc. 6.50% 2028                                                                          100,000            96,375
Sprint Capital Corp. 6.38% 2009                                                                    300,000           326,153
Sprint Capital Corp. 6.88% 2028                                                                     40,000            39,007
Sprint Corp. 8.75% 2032                                                                            170,000           202,000
Telecomunicaciones de Puerto Rico, Inc. 6.65% 2006                                                  90,000            98,142
Telefonica Europe BV 7.75% 2010                                                                    240,000           288,483
Verizon Global Funding Corp. 6.13% 2007                                                            290,000           321,477
Vodafone Airtouch, PLC 7.63% 2005                                                                  100,000           108,232
                                                                                                             ---------------
                                                                                                                   4,604,725
                                                                                                             ---------------

MATERIALS -- 1.8%

CHEMICALS -- 0.3%
Ferro Corp. 9.13% 2009                                                                             120,000           138,158
ICI Wilmington, Inc. 7.05% 2007                                                                    325,000           358,857

FOREST PRODUCTS -- 0.5%
Boise Cascade Office Products Corp. 7.05% 2005                                                     160,000           167,706
International Paper Co. 6.75% 2011                                                                 100,000           112,812
Norske Skogindustrier ASA 7.63% 2011*                                                              100,000           112,335
Temple-Inland, Inc. 7.88% 2012                                                                     175,000           204,544
Westvaco Corp 7.95% 2031                                                                            80,000            93,700
Weyerhaeuser Co. 6.75% 2012                                                                        150,000           166,873

METALS & MINERALS -- 0.8%
Alcoa, Inc. 6.00% 2012                                                                             185,000           203,729
Codelco, Inc. 6.38% 2012*                                                                          200,000           216,630
Inco, Ltd. 7.20% 2032                                                                              220,000           240,268
Noranda, Inc. 6.00% 2015                                                                            25,000            25,515
Noranda, Inc. 8.38% 2011                                                                           120,000           141,131
Phelps Dodge Corp. 8.75% 2011                                                                      180,000           217,892
Potash Corp. 7.13% 2007                                                                            200,000           223,601
Timken Co. 5.75% 2010                                                                               30,000            30,467

PLASTIC -- 0.2%
Sealed Air Corp. 5.38% 2008*                                                                        70,000            73,010

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
                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
MATERIALS (CONTINUED)

PLASTIC (CONTINUED)
Sealed Air Corp. 5.63% 2013*                                                               $        70,000   $        70,911
Sealed Air Corp. 8.75% 2008*                                                                       100,000           118,621
                                                                                                             ---------------
                                                                                                                   2,916,760
                                                                                                             ---------------

MUNICIPAL BONDS -- 0.1%

MUNICIPAL BONDS -- 0.1%
Illinois State Pension General Obligation 5.10% 2033                                               160,000           148,909
                                                                                                             ---------------

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.1%

FOREIGN GOVERNMENT -- 0.1%
Province of Quebec, Canada, Series PJ 6.13% 2011                                                   200,000           226,536
                                                                                                             ---------------

REAL ESTATE -- 1.2%

REAL ESTATE COMPANIES -- 0.5%
AMB Property LP 7.10% 2008                                                                         150,000           172,298
EOP Operating LP 7.00% 2011                                                                        170,000           193,601
ERP Operating LP 6.63% 2012                                                                        100,000           112,383
Liberty Property LP 7.75% 2009                                                                      70,000            83,156
Liberty Property LP 8.50% 2010                                                                     200,000           246,611

REAL ESTATE INVESTMENT TRUSTS -- 0.7%
Avalon Properties, Inc. 6.88% 2007                                                                  40,000            45,354
Avalonbay Communities, Inc. 7.50% 2009                                                             200,000           234,237
Duke Reality LP 6.75% 2008                                                                         160,000           179,099
Health Care Property Investors, Inc. 6.00% 2015                                                    160,000           165,174
Health Care Property Investors, Inc. 6.45% 2012                                                    150,000           162,057
Healthcare Realty Trust 8.13% 2011                                                                 210,000           237,049
                                                                                                             ---------------
                                                                                                                   1,831,019
                                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 25.8%

U.S. GOVERNMENT AGENCIES -- 25.8%
Federal Home Loan Mtg. Corp. 3.25% 2004                                                          1,350,000         1,379,812
Federal Home Loan Mtg. Corp. 4.50% 2013                                                          1,579,000         1,597,402
Federal Home Loan Mtg. Corp. 5.75% 2009 - 2012                                                     550,000           611,059
Federal Home Loan Mtg. Corp. 6.25% 2032                                                            750,000           838,960
Federal Home Loan Mtg. Corp. 6.75% 2031                                                            100,000           118,707
Federal National Mtg. Assoc. 3.88% 2005                                                          1,000,000         1,036,658
Federal National Mtg. Assoc. 4.38% 2006                                                            250,000           265,752
Federal National Mtg. Assoc. 5.13% 2004                                                          1,000,000         1,014,710
Federal National Mtg. Assoc. 5.38% 2011                                                            500,000           542,960
Federal National Mtg. Assoc. 6.00% 2005 - 2011                                                   1,500,000         1,648,256
Federal National Mtg. Assoc. 6.30% 2011                                                            195,343           217,670
Federal National Mtg. Assoc. 6.50% 2004                                                            800,000           836,663
Federal National Mtg. Assoc. 6.63% 2030                                                            400,000           468,682
Federal National Mtg. Assoc. 7.00% 2005                                                            600,000           658,046
Federal National Mtg. Assoc. 7.25% 2010                                                            200,000           240,352
Government National Mtg. Assoc. 4.50% 2033                                                       4,999,602         4,844,822
Government National Mtg. Assoc. 4.50% due October TBA                                           10,000,000        10,150,000
Government National Mtg. Assoc. 5.00% 2033                                                       1,999,914         2,005,498
Government National Mtg. Assoc. 5.00% due October TBA                                            4,000,000         4,007,500
Government National Mtg. Assoc. 5.50% 2032 - 2033                                                6,509,193         6,677,753
Government National Mtg. Assoc. 6.00% 2031 - 2032                                                  486,708           506,149
Government National Mtg. Assoc. 6.50% 2016 - 2031                                                1,414,748         1,487,844

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

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Government National Mtg. Assoc. 7.50% 2007 - 2030                                          $       121,193   $       128,616
Government National Mtg. Assoc. 8.00% 2030                                                          14,239            15,385
                                                                                                             ---------------
                                                                                                                  41,299,256
                                                                                                             ---------------

GOVERNMENT OBLIGATIONS -- 30.5%

U.S. TREASURIES -- 30.5%
United States Treasury Bonds 5.25% 2029                                                            400,000           414,750
United States Treasury Bonds 5.38% 2031                                                          1,800,000         1,931,625
United States Treasury Bonds 6.00% 2026                                                            500,000           569,942
United States Treasury Bonds 6.25% 2023                                                          2,015,000         2,355,581
United States Treasury Bonds 7.13% 2023                                                            900,000         1,152,562
United States Treasury Bonds 7.25% 2022                                                             60,000            77,712
United States Treasury Bonds 8.13% 2021                                                             30,000            41,961
United States Treasury Bonds 8.75% 2020                                                            150,000           220,272
United States Treasury Bonds 8.88% 2019                                                            450,000           660,252
United States Treasury Bonds 9.00% 2018                                                            100,000           148,051
United States Treasury Bonds 9.13% 2018                                                             75,000           111,612
United States Treasury Notes 3.00% 2004                                                          2,200,000         2,218,047
United States Treasury Notes 3.50% 2006                                                          1,925,000         2,011,400
United States Treasury Notes 4.25% 2003 - 2013                                                   5,550,000         5,656,522
United States Treasury Notes 4.38% 2007                                                          3,160,000         3,392,310
United States Treasury Notes 4.63% 2006                                                          1,300,000         1,395,215
United States Treasury Notes 4.75% 2008                                                          5,840,000         6,361,267
United States Treasury Notes 4.88% 2012                                                          1,615,000         1,747,797
United States Treasury Notes 5.00% 2011                                                          4,165,000         4,559,211
United States Treasury Notes 5.25% 2004                                                          1,000,000         1,025,977
United States Treasury Notes 5.50% 2008                                                            300,000           336,539
United States Treasury Notes 5.63% 2008                                                            335,000           377,778
United States Treasury Notes 5.75% 2005                                                            230,000           250,233
United States Treasury Notes 6.00% 2004 - 2009                                                   3,250,000         3,710,022
United States Treasury Notes 6.13% 2007                                                          1,375,000         1,566,210
United States Treasury Notes 6.50% 2005 - 2010                                                   3,850,000         4,518,444
United States Treasury Notes 6.63% 2007                                                             80,000            92,134
United States Treasury Notes 6.75% 2005                                                            550,000           598,297
United States Treasury Notes 6.88% 2006                                                            475,000           536,898
United States Treasury Notes 7.00% 2006                                                            265,000           301,893
United States Treasury Notes 7.50% 2005                                                            550,000           597,373
                                                                                                             ---------------
                                                                                                                  48,937,887
                                                                                                             ---------------

UTILITIES -- 2.4%

ELECTRIC UTILITIES -- 1.3%
American Electric Power Co., Inc., Series A 6.13% 2006                                              70,000            75,777
Centerpoint Energy, Inc. 6.85% 2015*                                                               140,000           136,803
Dominion Resources, Inc. 8.13% 2010                                                                140,000           168,971
Entergy Gulf States, Inc. 5.25% 2015*                                                              140,000           135,766
Exelon Generation Co. LLC 6.95% 2011                                                               100,000           113,351
FirstEnergy Corp., Series A 5.50% 2006                                                             100,000           103,916
FirstEnergy Corp., Series B 6.45% 2011                                                             155,000           161,742
Niagara Mohawk Power Corp. 5.38% 2004                                                              100,000           103,461
NSTAR 8.00% 2010                                                                                   200,000           237,951
Pacificorp Australia, LLC 6.15% 2008*                                                              170,000           187,608
Pinnacle West Capital Corp. 6.40% 2006                                                             120,000           128,538
PSE&G Power, LLC 8.63% 2031                                                                        120,000           151,803
TXU Corp. 6.38% 2006                                                                               100,000           104,125
TXU Energy Co. 7.00% 2013*                                                                         190,000           206,545

                                                                                              PRINCIPAL
BONDS & NOTES (CONTINUED)                                                                       AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES -- 0.8%
Duke Energy Field Services, LLC 7.88% 2010                                                 $       170,000   $       203,124
Energen Corp., Series MTN 7.63% 2010                                                               140,000           165,990
KeySpan Corp. 6.15% 2006                                                                           200,000           219,345
Kinder Morgan Energy Partners LP 6.75% 2011                                                        200,000           229,582
Northern Border Partners LP 7.10% 2011                                                             190,000           213,685
Northern Natural Gas 6.75% 2008*                                                                    50,000            57,263
Panhandle Eastern Pipe Line Co. 4.80% 2008*                                                        160,000           165,103

TELEPHONE -- 0.3%
Deutsche Telekom International Finance BV 3.88% 2008                                               100,000           100,970
Deutsche Telekom International Finance BV 8.75% 2003                                               360,000           456,661
                                                                                                             ---------------
                                                                                                                   3,828,080
                                                                                                             ---------------
TOTAL BONDS & NOTES (cost $133,579,090)                                                                          138,626,049
                                                                                                             ---------------

EXCHANGE-TRADED FUNDS -- 0.1%                                                                     SHARES
----------------------------------------------------------------------------------------------------------------------------
FINANCE -- 0.1%

FINANCIAL SERVICES -- 0.1%
iShares Lehman 7-10 Year Treasury Bond Fund (cost $195,040)                                          2,300           199,157
                                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $136,909,158)                                                                  142,040,171
                                                                                                             ---------------

                                                                                              PRINCIPAL
SHORT-TERM SECURITIES -- 6.2%                                                                   AMOUNT
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 6.2%

United States Treasury Bills 0.87% due 10/16/03(1)                                         $     5,000,000         4,998,198
United States Treasury Bills 0.94% due 1/15/04(1)                                                5,000,000         4,985,690
                                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $9,984,433)                                                                      9,983,888
                                                                                                             ---------------

REPURCHASE AGREEMENTS -- 10.8%

State Street Bank & Trust Co. Joint Repurchase Agreement Account (Note 2)(1)                     7,599,000         7,599,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)(1)                                  8,000,000         8,000,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)(1)                                  1,025,000         1,025,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 9/30/03, to be repurchased 10/01/03 in the amount of $631,006 and collateralized by $445,000 of United States Treasury Bonds, bearing interest
  at 8.75%, due 5/15/17 and having an approximate value of $648,276                                631,000           631,000
                                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $17,255,000)                                                                    17,255,000
                                                                                                             ---------------
TOTAL INVESTMENTS --
   (cost $164,148,591)(See Note 3)                                                105.6%                         169,279,059
Liabilities in excess of other assets --                                           (5.6)                          (8,964,203)
                                                                                  -----                      ---------------
NET ASSETS --                                                                     100.0%                     $   160,314,856
                                                                                  =====                      ===============

----------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the aggregate value of these securities was $5,541,001 representing 3.5% of net assets.
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
(1)  The security or a portion thereof represents collateral for TBAs.

See Notes to Financial Statements.

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

                                                                                              PRINCIPAL
SHORT-TERM SECURITIES -- 92.1%                                                                  AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 40.5%

Apreco, Inc. 1.07% due 10/31/03 (LOC - Citibank N.A.)                                      $     1,000,000   $       999,108
Barton Capital Corp. 1.06% due 10/09/03 (LOC - Societe Generale)                                 2,000,000         1,999,529
Dorada Finance, Inc. 1.06% due 10/09/03                                                          1,000,000           999,765
Edison Asset Securitization, LLC 1.06% due 11/14/03 (LOC - GE Capital Corp.)                     1,000,000           998,705
Edison Asset Securitization, LLC 1.07% due 11/03/03 (LOC - GE Capital Corp.)                     1,000,000           999,019
Giro Funding Corp. 1.06% due 10/20/03                                                            1,000,000           999,441
Giro Funding Corp. 1.07% due 10/01/03                                                            1,000,000         1,000,000
Govco, Inc. 1.07% due 12/02/03                                                                   1,000,000           997,500
Govco, Inc. 1.10% due 10/01/03                                                                   1,000,000         1,000,000
K2 USA, LLC 1.06% due 10/07/03                                                                   1,000,000           999,823
Kitty Hawk Funding Corp. 1.05% due 10/23/03 (LOC - Bank of America N.A.)                         1,000,000           999,358
Old Line Funding Corp. 1.05% due 10/08/03                                                        1,000,000           999,796
Old Line Funding Corp. 1.06% due 10/02/03                                                        1,000,000           999,971
Sheffield Receivables Corp. 1.06% due 10/03/03 (LOC - Barclays, PLC)                             1,000,000           999,941
Sheffield Receivables Corp. 1.06% due 10/10/03 (LOC - Barclays, PLC)                             1,000,000           999,735
Surrey Funding Corp. 1.06% due 10/15/03 (LOC - Barclays, PLC)                                    1,000,000           999,588
Surrey Funding Corp. 1.07% due 10/06/03 (LOC - Barclays, PLC)                                    1,000,000           999,851
Sydney Capital Corp. 1.06% due 11/07/03                                                          1,000,000           998,911
Sydney Capital Corp. 1.07% due 10/10/03                                                          1,000,000           999,732
UBS Warburg, LLC 1.11% due 10/01/03                                                              2,000,000         2,000,000
Windmill Funding Corp. 1.05% due 10/17/03 (LOC - ABN AMRO)                                       1,000,000           999,533
Windmill Funding Corp. 1.06% due 10/28/03 (LOC - ABN AMRO)                                       1,000,000           999,205
                                                                                                             ---------------
TOTAL COMMERCIAL PAPER (cost: $23,989,168)                                                                        23,988,511
                                                                                                             ---------------

CORPORATE SHORT-TERM NOTES -- 22.0%

CAFCO, LLC 1.05% due 10/06/03                                                                    1,000,000           999,854
CAFCO, LLC 1.05% due 11/17/03                                                                    1,000,000           998,629
Compass Securitization, LLC 1.05% due 10/22/03 (LOC - Ambac)                                     1,000,000           999,388
Compass Securitization, LLC 1.06% due 11/12/03                                                   1,000,000           998,763
CRC Funding, LLC 1.06% due 10/16/03                                                              1,000,000           999,558
CXC, Inc. 1.05% due 10/02/03                                                                     1,000,000           999,971
CXC, Inc. 1.06% due 10/01/03                                                                     1,000,000         1,000,000
Greyhawk Capital Corp. 1.07% due 10/30/03                                                        1,000,000           999,138
Pfizer, Inc. 1.02% due 10/20/03                                                                  1,000,000           999,462
Royal Bank of Scotland, PLC 1.05% due 10/15/03                                                   1,000,000           999,592
Royal Bank of Scotland, PLC 1.06% due 11/03/03                                                   1,000,000           999,028
Sigma Finance, Inc. 1.07% due 12/03/03                                                           1,000,000         1,000,000
White Pine Finance, LLC 1.08% due 10/07/03                                                       1,000,000           999,820
                                                                                                             ---------------
TOTAL CORPORATE SHORT-TERM NOTES (cost: $12,993,153)                                                              12,993,203
                                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 27.1%

Federal Farm Credit Bank 1.00% due 7/02/04                                                       1,000,000           998,750
Federal Home Loan Bank 1.25% due 7/02/04                                                         1,000,000         1,000,000
Federal National Mtg. Assoc. 1.08% due 12/10/03                                                  1,500,000         1,500,000
Federal National Mtg. Assoc. 1.08% due 7/23/04                                                   1,000,000           998,750

                                                                                              PRINCIPAL
SHORT-TERM SECURITIES (CONTINUED)                                                               AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)

Federal National Mtg. Assoc. 1.20% due 8/17/04                                             $     1,000,000   $     1,000,000
Federal National Mtg. Assoc. 1.35% due 10/19/04                                                  1,500,000         1,500,000
Federal National Mtg. Assoc. 1.36% due 9/10/04                                                   1,000,000         1,000,000
Federal National Mtg. Assoc. 1.45% due 9/14/04                                                   1,000,000         1,000,000
Federal National Mtg. Assoc. Disc. Notes 1.00% due 10/01/03                                      1,000,000         1,000,000
Federal National Mtg. Assoc. Disc. Notes 1.01% due 10/15/03                                      1,050,000         1,049,587
Federal National Mtg. Assoc. Disc. Notes 1.03% due 10/22/03                                      1,000,000           999,399
Federal National Mtg. Assoc. Disc. Notes 1.04% due 10/08/03                                      1,000,000           999,798
Federal National Mtg. Assoc. Disc. Notes 1.06% due 10/02/03                                      1,500,000         1,499,956
Federal National Mtg. Assoc. Disc. Notes 1.06% due 11/12/03                                      1,500,000         1,498,145
                                                                                                             ---------------
TOTAL U.S. GOVERNMENT AGENCIES (cost: $16,046,886)                                                                16,044,385
                                                                                                             ---------------

U.S. GOVERNMENT OBLIGATIONS -- 2.5%

United States Treasury Bills 1.00% due 2/05/04 (cost: $1,494,708)                                1,500,000         1,494,375
                                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost: $54,523,915)                                                                   54,520,474
                                                                                                             ---------------

REPURCHASE AGREEMENTS -- 9.1%

State Street Bank & Trust Co. Joint Repurchase Agreement Account (Note 2)                          357,000           357,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)                                     5,000,000         5,000,000
                                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost: $5,357,000)                                                                     5,357,000
                                                                                                             ---------------
TOTAL INVESTMENTS --
   (cost: $59,880,915)(See Note 3)                                                101.2%                          59,877,474
Liabilities in excess of other assets --                                           (1.2)                            (681,255)
                                                                                  -----                      ---------------
NET ASSETS --                                                                     100.0%                     $    59,196,219
                                                                                  =====                      ===============
LOC -- Letter of Credit

PORTFOLIO BREAKDOWN AS A PERCENTAGE OF NET ASSETS (EXCLUDING REPURCHASE AGREEMENTS) BY INDUSTRY

Government Agencies                           27.1%
Receivable Company                            21.9
Trade and Term Receivables                    16.9
Securities Holding Company                    11.8
Banking                                        6.8%
Loan Receivables                               3.4
Government Obligations                         2.5
Healthcare                                     1.7
                                              ----
                                              92.1%
                                              ====

See Notes to Financial Statements.

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO                INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

COMMON STOCK -- 92.1%                                                                             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.9%

HOUSING & HOUSEHOLD DURABLES -- 3.9%
Lennar Corp., Class A                                                                               31,665   $     2,463,220

RETAIL -- 5.0%
NetFlix, Inc.+                                                                                      32,100         1,078,881
Tiffany & Co.                                                                                       54,451         2,032,656
                                                                                                             ---------------
                                                                                                                   5,574,757
                                                                                                             ---------------

CONSUMER STAPLES -- 4.9%

FOOD, BEVERAGE & TOBACCO -- 2.3%
Coca-Cola Co.                                                                                       33,900         1,456,344

HOUSEHOLD & PERSONAL PRODUCTS -- 2.6%
Gillette Co.                                                                                        51,500         1,646,970
                                                                                                             ---------------
                                                                                                                   3,103,314
                                                                                                             ---------------

FINANCE -- 13.8%

FINANCIAL SERVICES -- 10.9%
Citigroup, Inc.                                                                                     22,701         1,033,123
Mellon Financial Corp.                                                                              45,700         1,377,398
Merrill Lynch & Co., Inc.                                                                           35,000         1,873,550
SLM Corp.                                                                                           66,614         2,595,281

INSURANCE -- 2.9%
Berkshire Hathaway, Inc., Class A+                                                                      24         1,800,000
                                                                                                             ---------------
                                                                                                                   8,679,352
                                                                                                             ---------------

HEALTHCARE -- 20.5%

DRUGS -- 9.8%
Amgen, Inc.+                                                                                        27,000         1,743,390
Eli Lilly & Co.                                                                                     29,100         1,728,540
Genentech, Inc.+                                                                                    33,350         2,672,669

HEALTH SERVICES -- 3.8%
UnitedHealth Group, Inc.                                                                            47,841         2,407,359

MEDICAL PRODUCTS -- 6.9%
Medtronic, Inc.                                                                                     41,100         1,928,412
Zimmer Holdings, Inc.+                                                                              43,128         2,376,353
                                                                                                             ---------------
                                                                                                                  12,856,723
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 3.9%

MULTI-INDUSTRY -- 3.9%
Tyco International, Ltd.                                                                           119,125         2,433,724
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 6.4%

BROADCASTING & MEDIA -- 6.4%
AOL Time Warner, Inc.+                                                                             118,400         1,789,024
Viacom, Inc., Class B                                                                               35,869         1,373,783
XM Satellite Radio Holdings, Inc., Class A+                                                         55,600           863,468
                                                                                                             ---------------
                                                                                                                   4,026,275
                                                                                                             ---------------

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 33.7%

COMPUTER SOFTWARE -- 11.4%
Electronic Arts, Inc.+                                                                              28,341   $     2,613,890
Microsoft Corp.                                                                                    162,950         4,528,381

ELECTRONICS -- 15.1%
Intel Corp.                                                                                        157,866         4,342,893
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR+                                        136,584         1,479,205
Texas Instruments, Inc.                                                                             77,100         1,757,880
Xilinx, Inc.+                                                                                       66,400         1,893,064

INTERNET CONTENT -- 3.3%
eBay, Inc.+                                                                                         38,300         2,049,433

TELECOMMUNICATIONS -- 3.9%
Nokia Oyj Sponsored ADR                                                                            158,000         2,464,800
                                                                                                             ---------------
                                                                                                                  21,129,546
                                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $49,391,090)                                                                    57,803,691
                                                                                                             ---------------

                                                                                              PRINCIPAL
SHORT-TERM SECURITIES -- 8.5%                                                                   AMOUNT
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 8.5%

Federal Home Loan Bank Cons. Disc Notes 1.00% due 10/15/03                                 $       300,000           299,883
Federal Home Loan Bank Cons. Disc Notes 1.01% due 10/22/03                                         100,000            99,942
Federal Home Loan Bank Cons. Disc. Notes 0.95% due 10/1/03                                       3,200,000         3,200,000
Federal Home Loan Bank Cons. Disc. Notes 1.00% due 10/3/03                                         200,000           199,989
Federal Home Loan Bank Cons. Disc. Notes 1.02% due 10/1/03                                         100,000           100,000
Federal Home Loan Mtg. Disc. Notes 1.01% due 10/15/03                                              500,000           499,803
Federal Home Loan Mtg. Disc. Notes 1.01% due 10/21/03                                              200,000           199,888
Federal Home Loan Mtg. Disc. Notes 1.03% due 10/28/03                                              100,000            99,923
Federal National Mtg. Assoc. Disc. Notes 1.00% due 10/10/03                                        300,000           299,925
Federal National Mtg. Assoc. Disc. Notes 1.01% due 10/2/03                                         100,000            99,997
Federal National Mtg. Assoc. Disc. Notes 1.03% due 10/8/03                                         200,000           199,960
                                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $5,299,310)                                                                      5,299,310
                                                                                                             ---------------

REPURCHASE AGREEMENTS -- 0.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.40%, dated 9/30/03, to be repurchased 10/01/03 in the amount of $381,004 and collateralized by $320,000 of United States Treasury Bonds, bearing interest at 6.63%, due 2/15/27 and having an approximate value of $390,800
   (cost $381,000)                                                                                 381,000           381,000
                                                                                                             ---------------
TOTAL INVESTMENTS --
   (cost $55,071,400)(See Note 3)                                                 101.2%                          63,484,001
Liabilities in excess of other assets --                                           (1.2)                            (749,692)
                                                                                  -----                      ---------------
NET ASSETS --                                                                     100.0%                     $    62,734,309
                                                                                  =====                      ===============

----------
+    Non-income producing securities.
ADR  -- American Depository Receipt

See Notes to Financial Statements.

SEASONS SERIES TRUST
FOCUS TECHNET PORTFOLIO               INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

COMMON STOCK -- 84.9%                                                                             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
EDUCATION -- 1.9%

EDUCATION -- 1.9%
Career Education Corp.+                                                                             10,000   $       453,000

FINANCE -- 2.6%

FINANCIAL SERVICES -- 2.6%
E*TRADE Financial Corp.+                                                                            65,000           601,900

INDUSTRIAL & COMMERCIAL -- 3.0%

BUSINESS SERVICES -- 3.0%
Getty Images, Inc.+                                                                                 20,000           703,200

INFORMATION & ENTERTAINMENT -- 6.1%

BROADCASTING & MEDIA -- 3.0%
Comcast Corp., Sp. Class A+                                                                         24,000           708,960

ENTERTAINMENT PRODUCTS -- 3.1%
Leapfrog Enterprises, Inc.+                                                                         18,800           714,400
                                                                                                             ---------------
                                                                                                                   1,423,360
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 71.3%

COMMUNICATION EQUIPMENT -- 7.6%
American Tower Corp., Class A+                                                                      55,000           558,250
Marvell Technology Group, Ltd.+                                                                     31,930         1,205,358

COMPUTER SERVICES -- 5.6%
Network Associates, Inc.+                                                                           53,190           731,894
VeriSign, Inc.+                                                                                     42,500           572,475

COMPUTER SOFTWARE -- 17.8%
Business Objects SA Sponsored ADR+                                                                  27,300           681,135
Electronic Arts, Inc.+                                                                               6,000           553,380
NetScreen Technologies, Inc.+                                                                       16,700           371,241
Red Hat, Inc.+                                                                                     149,050         1,505,405
SkillSoft, PLC ADR+                                                                                 65,000           484,250
VERITAS Software Corp.+                                                                             17,800           558,920

COMPUTERS & BUSINESS EQUIPMENT -- 4.9%
Dell, Inc.+                                                                                         18,500           617,715
Hewlett-Packard Co.                                                                                 27,130           525,237

ELECTRONICS -- 10.8%
InterActiveCorp+                                                                                    37,422         1,236,797
KLA-Tencor Corp.+                                                                                    9,500           488,300
Samsung Electronics, Ltd. GDR+*                                                                      4,670           789,230

INTERNET CONTENT -- 11.5%
eBay, Inc.+                                                                                         13,000           695,630
Yahoo Japan Corp.+                                                                                      80         1,134,497
Yahoo!, Inc.+                                                                                       24,300           859,734

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

INTERNET SOFTWARE -- 2.1%
BEA Systems, Inc.+                                                                                  41,100   $       495,255

TELECOMMUNICATIONS -- 11.0%
Amdocs, Ltd.+                                                                                       27,460           516,248
Avaya, Inc.+                                                                                        53,000           577,700
Sonus Networks, Inc.+                                                                              110,000           762,300
UTStarcom, Inc.+                                                                                    22,340           710,635
                                                                                                             ---------------
                                                                                                                  16,631,586
                                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $16,777,511)                                                                    19,813,046
                                                                                                             ---------------

                                                                                              PRINCIPAL
REPURCHASE AGREEMENTS -- 15.4%                                                                  AMOUNT
----------------------------------------------------------------------------------------------------------------------------
State Street Bank & Trust Co. Joint Repurchase Agreement Account (Note 2)                  $       627,000           627,000
UBS Warburg, LLC Joint Repurchase Agreement Account (Note 2)                                     1,000,000         1,000,000
Agreement with State Street Bank & Trust Co. bearing interest at 0.40%, dated 9/30/03, to be repurchased 10/01/03 in the amount of $808,009 and collateralized by $570,000 of United States Treasury Bonds, bearing
   interest at 8.75%, due 5/15/17 and having an approximate value of $830,376                      808,000           808,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 9/30/03, to be repurchased 10/01/03 in the amount of $1,161,011 and collateralized by $1,165,000 of United States Treasury Notes, bearing
   interest at 2.00%, due 11/30/04 and having an approximate value of $1,184,234                 1,161,000         1,161,000
                                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $3,596,000)                                                                      3,596,000
                                                                                                             ---------------

TOTAL INVESTMENTS --
   (cost $20,373,511)(See Note 3)                                                 100.3%                          23,409,046
Liabilities in excess of other assets --                                           (0.3)                             (72,427)
                                                                                  -----                      ---------------
NET ASSETS --                                                                     100.0%                     $    23,336,619
                                                                                  =====                      ===============

----------
+    Non-income producing securities.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the aggregate value of these securities was $789,230 representing 3.4% of net assets.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

See Notes to Financial Statements.

SEASONS SERIES TRUST
FOCUS GROWTH AND INCOME
PORTFOLIO                             INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

COMMON STOCK -- 94.8%                                                                             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 15.1%

APPAREL & TEXTILES -- 2.9%
Gap, Inc.                                                                                           62,000   $     1,061,440

AUTOMOTIVE -- 2.7%
Hyundai Motor Co. GDR+*                                                                             68,954           999,833

HOUSING & HOUSEHOLD DURABLES -- 3.9%
Lennar Corp., Class A                                                                               18,374         1,429,313

RETAIL -- 5.6%
Circuit City Stores, Inc.                                                                          102,900           980,637
Home Depot, Inc.                                                                                    33,700         1,073,345
                                                                                                             ---------------
                                                                                                                   5,544,568
                                                                                                             ---------------

CONSUMER STAPLES -- 3.0%

FOOD, BEVERAGE & TOBACCO -- 3.0%
Kroger Co.+                                                                                         61,500         1,099,005
                                                                                                             ---------------

FINANCE -- 23.8%

BANKS -- 3.3%
Washington Mutual, Inc.                                                                             30,900         1,216,533

FINANCIAL SERVICES -- 17.6%
Citigroup, Inc.                                                                                     34,307         1,561,312
E*TRADE Financial Corp.+                                                                           118,800         1,100,088
Fannie Mae                                                                                          18,000         1,263,600
Freddie Mac                                                                                         18,000           942,300
SLM Corp.                                                                                           40,144         1,564,010

INSURANCE -- 2.9%
St. Paul Cos., Inc.                                                                                 29,000         1,073,870
                                                                                                             ---------------
                                                                                                                   8,721,713
                                                                                                             ---------------

HEALTHCARE -- 19.9%

DRUGS -- 12.5%
Bristol-Myers Squibb Co.                                                                            39,000         1,000,740
Genentech, Inc.+                                                                                    17,137         1,373,359
Merck & Co., Inc.                                                                                   22,400         1,133,888
Pfizer, Inc.                                                                                        35,800         1,087,604

HEALTH SERVICES -- 4.2%
UnitedHealth Group, Inc.                                                                            30,784         1,549,051

MEDICAL PRODUCTS -- 3.2%
Zimmer Holdings, Inc.+                                                                              21,004         1,157,320
                                                                                                             ---------------
                                                                                                                   7,301,962
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 6.2%

BUSINESS SERVICES -- 6.2%
First Data Corp.                                                                                    56,500         2,257,740
                                                                                                             ---------------

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INFORMATION & ENTERTAINMENT -- 12.3%

BROADCASTING & MEDIA -- 8.2%
AOL Time Warner, Inc.+                                                                              74,600   $     1,127,206
Liberty Media Corp., Class A+                                                                       96,600           963,102
Viacom, Inc., Class B                                                                               24,303           930,805

LEISURE & TOURISM -- 4.1%
JetBlue Airways Corp.+                                                                              24,500         1,493,765
                                                                                                             ---------------
                                                                                                                   4,514,878
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 14.5%

COMPUTER SOFTWARE -- 4.6%
Electronic Arts, Inc.+                                                                              18,209         1,679,416

COMPUTERS & BUSINESS EQUIPMENT -- 2.6%
Hewlett-Packard Co.                                                                                 48,600           940,896

ELECTRONICS -- 4.2%
Intel Corp.                                                                                         55,705         1,532,445

TELECOMMUNICATIONS -- 3.1%
Vodafone Group, PLC Sponsored ADR                                                                   56,400         1,142,100
                                                                                                             ---------------
                                                                                                                   5,294,857
                                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $31,393,840)                                                                    34,734,723
                                                                                                             ---------------

                                                                                              PRINCIPAL
SHORT-TERM SECURITIES -- 7.7%                                                                   AMOUNT
----------------------------------------------------------------------------------------------------------------------------
TIME DEPOSIT -- 3.6%

Euro Time Deposit with State Street Bank & Trust Co.
0.15% due 10/01/03                                                                         $     1,314,000         1,314,000
                                                                                                             ---------------

U.S. GOVERNMENT AGENCIES -- 4.1%
Federal Home Loan Bank Cons. Disc. Notes 0.95% due 10/1/03                                       1,500,000         1,500,000
                                                                                                             ---------------
TOTAL SHORT-TERM SECURITIES (cost $2,814,000)                                                                      2,814,000
                                                                                                             ---------------

REPURCHASE AGREEMENTS -- 1.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated
   9/30/03, to be repurchased 10/01/03 in the amount of $558,006 and collateralized by $545,000 of United States Treasury Notes, bearing interest at 6.00%, due 8/15/04 and having an approximate value of $572,250
   (cost $558,000)                                                                                 558,000           558,000
                                                                                                             ---------------

TOTAL INVESTMENTS --
   (cost $34,765,840)(See Note 3)                                                 104.0%                          38,106,723
Liabilities in excess of other assets --                                           (4.0)                          (1,471,705)
                                                                                  -----                      ---------------
NET ASSETS --                                                                     100.0%                     $    36,635,018
                                                                                  =====                      ===============

----------
+    Non-income producing securities.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the aggregate value of these securities was $999,833 representing 2.7% of net assets.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

See Notes to Financial Statements.

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO                 INVESTMENT PORTFOLIO -- SEPTEMBER 30, 2003
                                                                     (UNAUDITED)

COMMON STOCK -- 90.0%                                                                             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 6.6%

APPAREL & TEXTILES -- 4.0%
V.F. Corp.                                                                                          35,600   $     1,385,196

AUTOMOTIVE -- 2.6%
AutoZone, Inc.+                                                                                      9,900           886,347
                                                                                                             ---------------
                                                                                                                   2,271,543
                                                                                                             ---------------

CONSUMER STAPLES -- 6.8%

FOOD, BEVERAGE & TOBACCO -- 3.2%
Kraft Foods, Inc., Class A                                                                          37,400         1,103,300

HOUSEHOLD & PERSONAL PRODUCTS -- 3.6%
Kimberly-Clark Corp.                                                                                23,700         1,216,284
                                                                                                             ---------------
                                                                                                                   2,319,584
                                                                                                             ---------------

ENERGY -- 7.0%

ENERGY SOURCES -- 7.0%
Devon Energy Corp.                                                                                  22,300         1,074,637
Exxon Mobil Corp.                                                                                   36,300         1,328,580
                                                                                                             ---------------
                                                                                                                   2,403,217
                                                                                                             ---------------

FINANCE -- 21.1%

BANKS -- 3.6%
North Fork Bancorp., Inc.                                                                           35,200         1,223,200

FINANCIAL SERVICES -- 7.6%
CIT Group, Inc.                                                                                     28,450           818,222
Deluxe Corp.                                                                                        18,600           746,604
Freddie Mac                                                                                         14,300           748,605
Instinet Group, Inc.+                                                                               59,800           285,186

INSURANCE -- 9.9%
Allstate Corp.                                                                                      31,400         1,147,042
MGIC Investment Corp.                                                                               20,800         1,083,056
Travelers Property Casualty Corp., Class B                                                          74,400         1,181,472
                                                                                                             ---------------
                                                                                                                   7,233,387
                                                                                                             ---------------

HEALTHCARE -- 2.3%

DRUGS -- 2.3%
Sankyo Co., Ltd.                                                                                    54,300           793,921
                                                                                                             ---------------

INDUSTRIAL & COMMERCIAL -- 14.3%

AEROSPACE & MILITARY TECHNOLOGY -- 3.2%
Raytheon Co.                                                                                        39,800         1,114,400

COMMON STOCK (CONTINUED)                                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED

BUSINESS SERVICES -- 6.3%
Hutchison Whampoa, Ltd.                                                                            295,600   $     2,156,578

MACHINERY -- 2.3%
Alamo Group, Inc.                                                                                   56,400           804,264

TRANSPORTATION -- 2.5%
Union Pacific Corp.                                                                                 14,600           849,282
                                                                                                             ---------------
                                                                                                                   4,924,524
                                                                                                             ---------------

INFORMATION & ENTERTAINMENT -- 4.2%

BROADCASTING & MEDIA -- 2.0%
AOL Time Warner, Inc.+                                                                              44,600           673,906

LEISURE & TOURISM -- 2.2%
Outback Steakhouse, Inc.                                                                            20,500           776,335
                                                                                                             ---------------
                                                                                                                   1,450,241
                                                                                                             ---------------

INFORMATION TECHNOLOGY -- 10.9%

ELECTRONICS -- 4.0%
AVX Corp.                                                                                           99,400         1,360,786

TELECOMMUNICATIONS -- 6.9%
Alltel Corp.                                                                                        24,400         1,130,696
Tellabs, Inc.+                                                                                      64,500           437,955
Verizon Communications, Inc.                                                                        24,900           807,756
                                                                                                             ---------------
                                                                                                                   3,737,193
                                                                                                             ---------------

MATERIALS -- 2.2%

METALS & MINERALS -- 2.2%
Martin Marietta Materials, Inc.                                                                     20,509           747,553
                                                                                                             ---------------

REAL ESTATE -- 14.6%

REAL ESTATE COMPANIES -- 14.6%
Catellus Development Corp.+                                                                         84,400         2,063,580
Forest City Enterprises, Inc., Class A                                                              42,250         1,848,437
St. Joe Co.                                                                                         33,900         1,087,512
                                                                                                             ---------------
                                                                                                                   4,999,529
                                                                                                             ---------------
TOTAL COMMON STOCK (cost $29,526,062)                                                                             30,880,692
                                                                                                             ---------------

EXCHANGE-TRADED FUNDS -- 3.8%

FINANCE -- 3.8%

FINANCIAL SERVICES -- 3.8%
SPDR Trust, Series 1 (cost $1,311,630)                                                              13,100         1,309,346
                                                                                                             ---------------
TOTAL INVESTMENT SECURITIES (cost $30,837,692)                                                                    32,190,038
                                                                                                             ---------------

                                                                                              PRINCIPAL
REPURCHASE AGREEMENTS -- 7.6%                                                                   AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------------
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated
   9/30/03, to be repurchased 10/01/03 in the amount of $1,404,014 and collateralized by $1,355,000 of United States Treasury Notes, bearing interest
   at 3.50%, due 11/15/06 and having an approximate value of $1,432,277                    $     1,404,000   $     1,404,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated
   9/30/03, to be repurchased 10/01/03 in the amount of $853,008 and collateralized by $735,000 of United States Treasury Bonds, bearing interest
   at 6.38%, due 8/15/27 and having an approximate value of $873,731                               853,000           853,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated
   9/30/03, to be repurchased 10/01/03 in the amount of $363,004 and collateralized by $325,000 of United States Treasury Bonds, bearing interest
   at 7.00%, due 7/15/06 and having an approximate value of $374,701                               363,000           363,000
                                                                                                             ---------------
TOTAL REPURCHASE AGREEMENTS (cost $2,620,000)                                                                      2,620,000
                                                                                                             ---------------

TOTAL INVESTMENTS --
   (cost $33,457,692)(See Note 3)                                                 101.4%                          34,810,038
Liabilities in excess of other assets --                                           (1.4)                            (477,102)
                                                                                  -----                      ---------------
NET ASSETS --                                                                     100.0%                     $    34,332,936
                                                                                  =====                      ===============

----------
+    Non-income producing securities.

See Notes to Financial Statements.

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003 (UNAUDITED)

                                                                              MULTI-
                                                             MULTI-          MANAGED           MULTI-           MULTI-
                                                            MANAGED          MODERATE         MANAGED          MANAGED
                                                             GROWTH           GROWTH       INCOME/EQUITY        INCOME
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value *                        $  114,593,311   $  193,862,844   $  174,006,629   $  143,272,627
Short-term securities *                                       1,922,215        3,074,009        3,274,135        3,116,537
Repurchase agreements (cost equals market)                    5,821,000       12,364,000        9,829,000        8,414,000
Cash                                                             32,159           85,432           71,014           28,503
Foreign currency*                                                    --               --               --               --
Due from broker                                                      --               --               --               --
Receivables for --
  Fund shares sold                                              847,564          333,741          271,879           70,974
  Dividends and accrued interest                                430,528        1,118,999        1,464,395        1,533,404
  Sales of investments                                        2,492,907        6,265,004        9,656,527       11,404,787
Prepaid expenses                                                    970            1,509            1,290            1,090
Due from advisor                                                     --               --               --               --
Unrealized appreciation on forward foreign currency
  contracts                                                          --            3,048               --              610
Unrealized appreciation on swap contracts                            --               --               --               --
                                                         -----------------------------------------------------------------
                                                            126,140,654      217,108,586      198,574,869      167,842,532
                                                         -----------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                                          197,519          100,920          163,343          417,401
  Purchases of investments                                    4,327,343       11,948,885       14,661,697       15,877,283
  Management fees                                                88,788          142,653          118,563           93,140
  Service fees -- Class 2 **                                      7,778           16,699           15,115           12,529
  Service fees -- Class 3 **                                         40              103              294              332
  Variation margin on futures contracts                          18,075           41,854           71,105           97,859
Other accrued expenses                                           42,385           46,352           44,215           45,459
Unrealized depreciation on forward foreign currency
  contracts                                                       2,026            9,458            8,250           10,083
Written call options at value+                                       --               --               --               --
Due to custodian for foreign currency *                              --               --               --               --
                                                         -----------------------------------------------------------------
                                                              4,683,954       12,306,924       15,082,582       16,554,086
                                                         -----------------------------------------------------------------
NET ASSETS                                               $  121,456,700   $  204,801,662   $  183,492,287   $  151,288,446
                                                         =================================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                          $  170,231,991   $  239,824,180   $  190,186,897   $  146,284,006
Accumulated undistributed net investment income (loss)        1,504,145        4,268,164        6,068,351        6,377,372
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions               (61,200,173)     (55,364,111)     (21,986,032)      (7,497,563)
Unrealized appreciation (depreciation) on investments        10,983,961       16,223,802        9,494,400        6,555,978
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                         (1,974)          (6,287)          (7,853)          (9,001)
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                               (61,250)        (144,086)        (263,476)        (422,346)
Unrealized appreciation (depreciation) on
  swap contracts                                                     --               --               --               --
                                                         -----------------------------------------------------------------
                                                         $  121,456,700   $  204,801,662   $  183,492,287   $  151,288,446
                                                         =================================================================
Class 1 ** (unlimited shares authorized):
Net assets                                               $   57,044,479   $   67,716,101   $   54,768,349   $   44,658,735
Shares of beneficial interest issued and outstanding          5,696,835        6,293,304        4,841,257        3,768,134
Net asset value, offering and redemption price per
  share                                                  $        10.01   $        10.76   $        11.31   $        11.85
                                                         =================================================================
Class 2 ** (unlimited shares autorized):
Net assets                                               $   64,151,607   $  136,469,484   $  126,077,970   $  104,903,525
Shares of beneficial interest issued and outstanding          6,420,648       12,715,992       11,171,605        8,872,469
Net asset value, offering and redemption price per
  share                                                  $         9.99   $        10.73   $        11.29   $        11.82
                                                         =================================================================
Class 3 ** (unlimited shares autorized):
Net assets                                               $      260,614   $      616,077   $    2,645,968   $    1,726,186
Shares of beneficial interest issued and outstanding             26,108           57,449          234,663          146,105
Net asset value, offering and redemption price per
  share                                                  $         9.98   $        10.72   $        11.28   $        11.81
                                                         =================================================================

----------
* Cost
 Investment securities                                   $  103,611,506   $  177,645,535   $  164,520,802   $  136,726,408
                                                         =================================================================
 Short-term securities                                   $    1,920,059   $    3,067,516   $    3,265,562   $    3,106,778
                                                         =================================================================
 Foreign currency                                        $           --   $           --   $           --   $           --
                                                         =================================================================
+ Premiums received on options written                   $           --   $           --   $           --   $           --
                                                         =================================================================

                                                             ASSET
                                                          ALLOCATION:
                                                          DIVERSIFIED
                                                             GROWTH           STOCK
----------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value *                        $  256,500,368   $  226,937,087
Short-term securities *                                      27,369,581        6,694,028
Repurchase agreements (cost equals market)                   23,805,000               --
Cash                                                                 77               --
Foreign currency*                                                13,475          488,115
Due from broker                                                      --               --
Receivables for --
  Fund shares sold                                              728,636          661,750
  Dividends and accrued interest                                878,372          201,368
  Sales of investments                                       21,613,598        1,307,837
Prepaid expenses                                                  2,149            1,720
Due from advisor                                                     --               --
Unrealized appreciation on forward foreign currency
  contracts                                                          --               --
Unrealized appreciation on swap contracts                        83,950               --
                                                         -------------------------------
                                                            330,995,206      236,291,905
                                                         -------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                                          392,796          299,206
  Purchases of investments                                   33,507,399        1,585,559
  Management fees                                               208,218          167,796
  Service fees -- Class 2 **                                     23,769           18,893
  Service fees -- Class 3 **                                        342              251
  Variation margin on futures contracts                         237,151               --
Other accrued expenses                                           34,116           48,343
Unrealized depreciation on forward foreign currency
  contracts                                                          --               --
Written call options at value+                                      344               --
Due to custodian for foreign currency *                              --               --
                                                         -------------------------------
                                                             34,404,135        2,120,048
                                                         -------------------------------
NET ASSETS                                               $  296,591,071   $  234,171,857
                                                         ===============================
COMPOSITION OF NET ASSETS:
Capital paid in                                          $  338,014,189   $  253,308,084
Accumulated undistributed net investment income (loss)        5,627,568           45,374
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions               (59,686,364)     (39,763,842)
Unrealized appreciation (depreciation) on investments        13,643,063       20,571,705
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                         (8,087)          10,536
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                            (1,083,248)              --
Unrealized appreciation (depreciation) on
  swap contracts                                                 83,950               --
                                                         -------------------------------
                                                         $  296,591,071   $  234,171,857
                                                         ===============================
Class 1 ** (unlimited shares authorized):
Net assets                                               $  101,743,764   $   82,429,756
Shares of beneficial interest issued and outstanding         10,413,557        6,285,081
Net asset value, offering and redemption price per
  share                                                  $         9.77   $        13.12
                                                         ===============================
Class 2 ** (unlimited shares autorized):
Net assets                                               $  192,560,062   $  150,046,818
Shares of beneficial interest issued and outstanding         19,747,885       11,489,498
Net asset value, offering and redemption price per
  share                                                  $         9.75   $        13.06
                                                         ===============================
Class 3 ** (unlimited shares autorized):
Net assets                                               $    2,287,245   $    1,695,283
Shares of beneficial interest issued and outstanding            234,776          129,926
Net asset value, offering and redemption price per
  share                                                  $         9.74   $        13.05
                                                         ===============================

----------
* Cost
 Investment securities                                   $  242,857,439   $  206,365,382
                                                         ===============================
 Short-term securities                                   $   27,369,447   $    6,694,028
                                                         ===============================
 Foreign currency                                        $       13,472   $      476,130
                                                         ===============================
+ Premiums received on options written                   $        7,776   $           --
                                                         ===============================

** See Note 1.

See Notes to Financial Statements.

                                                           LARGE CAP        LARGE CAP        LARGE CAP         MID CAP
                                                             GROWTH         COMPOSITE          VALUE            GROWTH
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value *                        $   67,963,160   $   26,429,935   $   80,746,337   $   64,236,386
Short-term securities *                                         899,804          421,176        1,128,564          455,063
Repurchase agreements (cost equals market)                    1,025,000          400,000          716,000        1,595,000
Cash                                                            117,810           30,008            1,981            8,359
Foreign currency*                                                   295           21,162               --            1,666
Due from broker                                                      --               --               --               --
Receivables for --
  Fund shares sold                                              123,136          102,087          167,358           47,373
  Dividends and accrued interest                                 50,097           25,688          103,529           20,695
  Sales of investments                                           51,328           98,456          578,220          280,303
Prepaid expenses                                                    480              200              582              389
Due from advisor                                                     --           17,928               --            1,126
Unrealized appreciation on forward foreign currency
  contracts                                                       1,132               --               --               --
Unrealized appreciation on swap contracts                            --               --               --               --
                                                         -----------------------------------------------------------------
                                                             70,232,242       27,546,640       83,442,571       66,646,360
                                                         -----------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                                           52,514           79,373           62,586          173,242
  Purchases of investments                                      239,208          113,285          143,139          377,039
  Management fees                                                47,687           18,121           58,885           47,207
  Service fees -- Class 2 **                                      7,000            2,792            8,709            6,445
  Service fees -- Class 3 **                                         50               58               90              113
  Variation margin on futures contracts                           6,300            2,525            4,600            6,600
Other accrued expenses                                           38,840           40,356           38,717           39,359
Unrealized depreciation on forward foreign currency
  contracts                                                       1,255               --               --               --
Written call options at value+                                       --               --               --               --
Due to custodian for foreign currency *                              --               --               --               --
                                                         -----------------------------------------------------------------
                                                                392,854          256,510          316,726          650,005
                                                         -----------------------------------------------------------------
NET ASSETS                                               $   69,839,388   $   27,290,130   $   83,125,845   $   65,996,355
                                                         =================================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                          $   90,051,052   $   33,554,901   $   91,700,021   $   68,853,387
Accumulated undistributed net investment income (loss)          (63,300)          43,530        1,125,310         (241,772)
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions               (19,148,196)      (5,875,371)      (6,445,083)      (9,215,963)
Unrealized appreciation (depreciation) on
  investments                                                  (985,516)        (428,417)      (3,244,548)       6,619,468
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                           (122)             545               --              108
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                               (14,530)          (5,058)          (9,855)         (18,873)
Unrealized appreciation (depreciation) on
  swap contracts                                                     --               --               --               --
                                                         -----------------------------------------------------------------
                                                         $   69,839,388   $   27,290,130   $   83,125,845   $   65,996,355
                                                         =================================================================
Class 1 ** (unlimited shares authorized):
Net assets                                               $   13,318,090   $    4,514,811   $   12,262,215   $   13,586,018
Shares of beneficial interest issued and outstanding          1,904,428          562,313        1,309,510        1,383,239
Net asset value, offering and redemption price per
  share                                                  $         6.99   $         8.03   $         9.36   $         9.82
                                                         =================================================================
Class 2 ** (unlimited shares autorized):
Net assets                                               $   56,247,780   $   22,479,510   $   70,395,563   $   51,843,013
Shares of beneficial interest issued and outstanding          8,078,590        2,806,591        7,535,249        5,302,265
Net asset value, offering and redemption price per
  share                                                  $         6.96   $         8.01   $         9.34   $         9.78
                                                         =================================================================
Class 3 ** (unlimited shares autorized):
Net assets                                               $      273,518   $      295,809   $      468,067   $      567,324
Shares of beneficial interest issued and outstanding             39,324           36,952           50,134           58,072
Net asset value, offering and redemption price per
  share                                                  $         6.96   $         8.01   $         9.34   $         9.77
                                                         =================================================================

----------
* Cost
 Investment securities                                   $   68,948,679   $   26,858,355   $   83,990,888   $   57,616,918
                                                         =================================================================
 Short-term securities                                   $      899,801   $      421,173   $    1,128,561   $      455,063
                                                         =================================================================
 Foreign currency                                        $          294   $       20,579   $           --   $        1,665
                                                         =================================================================
+ Premiums received on options written                   $           --   $           --   $           --   $           --
                                                         =================================================================

                                                            MID CAP
                                                             VALUE          SMALL CAP
----------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value *                        $   70,836,684   $   53,893,655
Short-term securities *                                         674,853          329,745
Repurchase agreements (cost equals market)                    2,526,000        4,181,000
Cash                                                             37,727            3,097
Foreign currency*                                                   238               --
Due from broker                                                      --               --
Receivables for --
  Fund shares sold                                               45,660           55,845
  Dividends and accrued interest                                 90,384           24,313
  Sales of investments                                          135,715          682,036
Prepaid expenses                                                    536              334
Due from advisor                                                     --            3,678
Unrealized appreciation on forward foreign currency
  contracts                                                          --               --
Unrealized appreciation on swap contracts                            --               --
                                                         -------------------------------
                                                             74,347,797       59,173,703
                                                         -------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                                          231,247          214,510
  Purchases of investments                                      125,016          557,488
  Management fees                                                53,750           42,356
  Service fees -- Class 2 **                                      7,660            6,053
  Service fees -- Class 3 **                                         56               92
  Variation margin on futures contracts                          11,000           10,700
Other accrued expenses                                           40,916           39,509
Unrealized depreciation on forward foreign currency
  contracts                                                          --               --
Written call options at value+                                       --               --
Due to custodian for foreign currency *                              --               --
                                                         -------------------------------
                                                                469,645          870,708
                                                         -------------------------------
NET ASSETS                                               $   73,878,152   $   58,302,995
                                                         ===============================
COMPOSITION OF NET ASSETS:
Capital paid in                                          $   69,255,015   $   64,973,252
Accumulated undistributed net investment income (loss)          767,436         (150,395)
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions                     8,580       (8,579,134)
Unrealized appreciation (depreciation) on
  investments                                                 3,875,655        2,106,802
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                              4               --
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                               (28,538)         (47,530)
Unrealized appreciation (depreciation) on
  swap contracts                                                     --               --
                                                         -------------------------------
                                                         $   73,878,152   $   58,302,995
                                                         ===============================
Class 1 ** (unlimited shares authorized):
Net assets                                               $   11,628,986   $   10,481,469
Shares of beneficial interest issued and outstanding            906,020        1,348,942
Net asset value, offering and redemption price per
  share                                                  $        12.84   $         7.77
                                                         ===============================
Class 2 ** (unlimited shares autorized):
Net assets                                               $   61,950,153   $   47,341,447
Shares of beneficial interest issued and outstanding          4,838,273        6,119,474
Net asset value, offering and redemption price per
  share                                                  $        12.80   $         7.74
                                                         ===============================
Class 3 ** (unlimited shares autorized):
Net assets                                               $      299,013   $      480,079
Shares of beneficial interest issued and outstanding             23,371           62,100
Net asset value, offering and redemption price per
  share                                                  $        12.79   $         7.73
                                                         ===============================

----------
* Cost
 Investment securities                                   $   66,961,031   $   51,786,857
                                                         ===============================
 Short-term securities                                   $      674,851   $      329,741
                                                         ===============================
 Foreign currency                                        $          234   $           --
                                                         ===============================
+ Premiums received on options written                   $           --   $           --
                                                         ===============================

** See Note 1.

See Notes to Financial Statements.

                                                                           DIVERSIFIED
                                                         INTERNATIONAL        FIXED             CASH            FOCUS
                                                             EQUITY           INCOME         MANAGEMENT         GROWTH
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value *                        $   34,488,147   $  142,040,171   $           --   $   57,803,691
Short-term securities *                                       2,583,706        9,983,888       54,520,474        5,299,310
Repurchase agreements (cost equals market)                    2,323,000       17,255,000        5,357,000          381,000
Cash                                                              2,713        1,985,987              315          105,262
Foreign currency*                                               758,811               --               --               --
Due from broker                                                 318,319               --               --               --
Receivables for --
  Fund shares sold                                               53,492          945,972          138,676          157,238
  Dividends and accrued interest                                100,966        1,500,678           19,147           15,082
  Sales of investments                                            9,171        1,030,428               --               --
Prepaid expenses                                                    278            1,193              557              348
Due from advisor                                                 22,081               --               --            2,369
Unrealized appreciation on forward foreign currency
  contracts                                                      89,248               --               --               --
Unrealized appreciation on swap contracts                            --               --               --               --
                                                         -----------------------------------------------------------------
                                                             40,749,932      174,743,317       60,036,169       63,764,300
                                                         -----------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                                          219,827          265,651          770,796          122,675
  Purchases of investments                                           --       14,007,917               --          808,439
  Management fees                                                33,489           89,944           26,941           51,432
  Service fees -- Class 2 **                                      4,194           17,110            6,405            6,727
  Service fees -- Class 3 **                                        114              428              230               85
  Variation margin on futures contracts                              --               --               --               --
Other accrued expenses                                           48,935           47,411           35,578           40,633
Unrealized depreciation on forward foreign currency
  contracts                                                      18,143               --               --               --
Written call options at value+                                       --               --               --               --
Due to custodian for foreign currency *                              --               --               --               --
                                                         -----------------------------------------------------------------
                                                                324,702       14,428,461          839,950        1,029,991
                                                         -----------------------------------------------------------------
NET ASSETS                                               $   40,425,230   $  160,314,856   $   59,196,219   $   62,734,309
                                                         =================================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                          $   46,957,950   $  149,871,438   $   58,778,997   $   69,748,913
Accumulated undistributed net investment income (loss)          536,095        5,772,000          421,092         (215,145)
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions                (9,298,409)        (459,050)            (429)     (15,212,376)
Unrealized appreciation (depreciation) on
  investments                                                 2,454,054        5,130,468           (3,441)       8,412,601
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                        (25,387)              --               --              316
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                              (199,073)              --               --               --
Unrealized appreciation (depreciation) on
  swap contracts                                                     --               --               --               --
                                                         -----------------------------------------------------------------
                                                         $   40,425,230   $  160,314,856   $   59,196,219   $   62,734,309
                                                         =================================================================
Class 1 ** (unlimited shares authorized):
Net assets                                               $    6,159,271   $   15,689,672   $    6,514,342   $    7,466,382
Shares of beneficial interest issued and outstanding            951,115        1,434,313          599,887        1,085,842
Net asset value, offering and redemption price per
  share                                                  $         6.48   $        10.94   $        10.86   $         6.88
                                                         =================================================================
Class 2 ** (unlimited shares autorized):
Net assets                                               $   33,837,839   $  142,242,499   $   52,250,786   $   54,728,296
Shares of beneficial interest issued and outstanding          5,232,734       13,037,078        4,823,186        7,994,791
Net asset value, offering and redemption price per
  share                                                  $         6.47   $        10.91   $        10.83   $         6.85
                                                         =================================================================
Class 3 ** (unlimited shares autorized):
Net assets                                               $      428,120   $    2,382,685   $      431,091   $      539,631
Shares of beneficial interest issued and outstanding             66,266          218,766           39,828           78,899
Net asset value, offering and redemption price per
  share                                                  $         6.46   $        10.89   $        10.82   $         6.84
                                                         =================================================================

----------
* Cost
 Investment securities                                   $   32,034,098   $  136,909,158   $           --   $   49,391,090
                                                         =================================================================
 Short-term securities                                   $    2,583,701   $    9,984,433   $   54,523,915   $    5,299,310
                                                         =================================================================
 Foreign currency                                        $      735,174   $           --   $           --   $           --
                                                         =================================================================
+ Premiums received on options written                   $           --   $           --   $           --   $           --
                                                         =================================================================

                                                                              FOCUS
                                                                              GROWTH
                                                             FOCUS             AND             FOCUS
                                                            TECHNET           INCOME           VALUE
---------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value *                        $   19,813,046   $   34,734,723   $   32,190,038
Short-term securities *                                              --        2,814,000               --
Repurchase agreements (cost equals market)                    3,596,000          558,000        2,620,000
Cash                                                              1,010           48,932            1,516
Foreign currency*                                                    --            9,528               --
Due from broker                                                      --               --               --
Receivables for --
  Fund shares sold                                               91,519          329,377          283,706
  Dividends and accrued interest                                  2,296           25,768           51,877
  Sales of investments                                           97,622           82,416          673,117
Prepaid expenses                                                     82              162              163
Due from advisor                                                 19,684           13,400           14,097
Unrealized appreciation on forward foreign currency
  contracts                                                          --               --               --
Unrealized appreciation on swap contracts                            --               --               --
                                                         ------------------------------------------------
                                                             23,621,259       38,616,306       35,834,514
                                                         ------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                                           52,538           55,694          128,651
  Purchases of investments                                      164,775        1,853,812        1,183,921
  Management fees                                                23,129           29,816           27,973
  Service fees -- Class 2 **                                      2,850            4,407            4,153
  Service fees -- Class 3 **                                         68              109               72
  Variation margin on futures contracts                              --               --               --
Other accrued expenses                                           41,280           37,450           39,078
Unrealized depreciation on forward foreign currency
  contracts                                                          --               --               --
Written call options at value+                                       --               --               --
Due to custodian for foreign currency *                              --               --          117,730
                                                         ------------------------------------------------
                                                                284,640        1,981,288        1,501,578
                                                         ------------------------------------------------
NET ASSETS                                               $   23,336,619   $   36,635,018   $   34,332,936
                                                         ================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                          $   29,050,151   $   36,608,279   $   31,209,970
Accumulated undistributed net investment income (loss)         (126,692)         (56,007)          35,342
Accumulated undistributed net realized gain (loss)
  on investments, futures contracts, options
  contracts and foreign exchange transactions                (8,622,375)      (3,259,865)       1,735,491
Unrealized appreciation (depreciation) on
  investments                                                 3,035,535        3,340,883        1,352,346
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                             --            1,728             (213)
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                    --               --               --
Unrealized appreciation (depreciation) on
  swap contracts                                                     --               --               --
                                                         ------------------------------------------------
                                                         $   23,336,619   $   36,635,018   $   34,332,936
                                                         ================================================
Class 1 ** (unlimited shares authorized):
Net assets                                               $           --   $           --   $           --
Shares of beneficial interest issued and outstanding                 --               --               --
Net asset value, offering and redemption price per
  share                                                  $           --   $           --   $           --
                                                         ================================================
Class 2 ** (unlimited shares autorized):
Net assets                                               $   22,987,434   $   36,068,100   $   33,962,642
Shares of beneficial interest issued and outstanding          5,448,194        4,413,755        3,018,420
Net asset value, offering and redemption price per
  share                                                  $         4.22   $         8.17   $        11.25
                                                         ================================================
Class 3 ** (unlimited shares autorized):
Net assets                                               $      349,185   $      566,918   $      370,294
Shares of beneficial interest issued and outstanding             82,813           69,436           32,932
Net asset value, offering and redemption price per
  share                                                  $         4.22   $         8.16   $        11.24
                                                         ================================================

----------
* Cost
 Investment securities                                   $   16,777,511   $   31,393,840   $   30,837,692
                                                         ================================================
 Short-term securities                                   $           --   $    2,814,000   $           --
                                                         ================================================
 Foreign currency                                        $           --   $        7,954   $     (117,730)
                                                         ================================================
+ Premiums received on options written                   $           --   $           --   $           --
                                                         ================================================

** See Note 1.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

                                                                              MULTI-
                                                             MULTI-          MANAGED           MULTI-
                                                            MANAGED          MODERATE         MANAGED       MULTI-MANAGED
                                                             GROWTH           GROWTH       INCOME/EQUITY        INCOME
--------------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest *                                             $      796,448   $    1,916,029   $    2,609,265   $    2,754,875
  Dividends *                                                   268,549          351,183          224,950           95,750
                                                         -----------------------------------------------------------------
    Total income                                              1,064,997        2,267,212        2,834,215        2,850,625
                                                         -----------------------------------------------------------------
EXPENSES:
  Management fees                                               504,969          801,743          666,012          539,137
  Custodian fees                                                 72,960           76,817           73,065           72,449
  Service fees
    Class 2**                                                    42,990           90,888           82,710           71,042
    Class 3**                                                       139              365              739              992
  Audit and tax fees                                             21,788           21,788           21,787           21,788
  Reports to investors                                           11,186           18,226           16,630           14,982
  Legal fees                                                      3,353            4,708            4,375            4,080
  Trustees' fees                                                  1,405            2,203            1,873            1,571
  Interest expense                                                2,707            1,642              589              283
  Other expenses                                                  2,383            2,837            2,502            2,403
                                                         -----------------------------------------------------------------
    Total expenses before reimbursements and custody
      credits                                                   663,880        1,021,217          870,282          728,727
    Expenses reimbursed by the investment advisor                    --               --               --               --
    Custody credits earned on cash balances                        (473)          (1,137)            (905)            (903)
                                                         -----------------------------------------------------------------
Net expenses                                                    663,407        1,020,080          869,377          727,824
                                                         -----------------------------------------------------------------
Net investment income (loss)                                    401,590        1,247,132        1,964,838        2,122,801
                                                         -----------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
  Net realized gain (loss) on investments                     1,577,927        2,189,159        1,143,773        1,311,534
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                      (37,080)         (46,014)         (26,627)          (9,441)
  Net realized gain (loss) on futures contracts and
    options contracts                                           (55,285)        (166,174)        (180,338)        (164,656)
  Change in unrealized appreciation (depreciation)
    on investments                                           13,238,376       17,250,353        8,126,531        3,684,370
  Change in unrealized foreign exchange gain (loss)
    on other assets and liabilities                              43,084           22,264           23,256           (3,432)
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                     (59,490)        (141,622)        (263,476)        (422,346)
  Change in unrealized appreciation (depreciation) on
    swap contracts                                                   --               --               --               --
                                                         -----------------------------------------------------------------
  Net realized and unrealized gain (loss) on
    investments, futures contracts, options contracts,
    swap contracts, foreign currencies, and other
    assets and liabilities                                   14,707,532       19,107,966        8,823,119        4,396,029
                                                         -----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $   15,109,122   $   20,355,098   $   10,787,957   $    6,518,830
                                                         =================================================================

----------
* Net of foreign withholding taxes on interest
  and dividends of                                       $        2,882   $        3,263   $        1,904   $        1,613
                                                         =================================================================

                                                             ASSET
                                                          ALLOCATION:
                                                          DIVERSIFIED
                                                             GROWTH           STOCK
----------------------------------------------------------------------------------------
INCOME:
  Interest *                                             $    1,466,952   $           --
  Dividends *                                                 2,006,768        1,175,040
                                                         -------------------------------
    Total income                                              3,473,720        1,175,040
                                                         -------------------------------
EXPENSES:
  Management fees                                             1,175,002          943,099
  Custodian fees                                                 74,870           50,592
  Service fees
    Class 2**                                                   130,510          103,280
    Class 3**                                                       994              729
  Audit and tax fees                                             21,840           21,739
  Reports to investors                                           24,247           18,938
  Legal fees                                                      5,956            4,963
  Trustees' fees                                                  2,643            3,133
  Interest expense                                                   51               --
  Other expenses                                                  3,324            2,976
                                                         -------------------------------
    Total expenses before reimbursements and custody
      credits                                                 1,439,437        1,149,449
    Expenses reimbursed by the investment advisor                    --               --
    Custody credits earned on cash balances                         (62)            (159)
                                                         -------------------------------
Net expenses                                                  1,439,375        1,149,290
                                                         -------------------------------
Net investment income (loss)                                  2,034,345           25,750
                                                         -------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
  Net realized gain (loss) on investments                    (2,509,087)      (2,599,564)
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                         (901)         (15,091)
  Net realized gain (loss) on futures contracts and
    options contracts                                         6,545,899               --
  Change in unrealized appreciation (depreciation)
    on investments                                           32,972,852       38,851,980
  Change in unrealized foreign exchange gain (loss)
    on other assets and liabilities                              (1,612)           9,610
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                  (1,627,038)              --
  Change in unrealized appreciation (depreciation) on
    swap contracts                                               83,950               --
                                                         -------------------------------
  Net realized and unrealized gain (loss) on
    investments, futures contracts, options contracts,
    swap contracts, foreign currencies, and other
    assets and liabilities                                   35,464,063       36,246,935
                                                         -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $   37,498,408   $   36,272,685
                                                         ===============================

----------
* Net of foreign withholding taxes on interest
  and dividends of                                       $       94,624   $       16,135
                                                         ===============================

** See Note 1.

See Notes to Financial Statements.

                                                           LARGE CAP        LARGE CAP        LARGE CAP         MID CAP
                                                             GROWTH         COMPOSITE          VALUE            GROWTH
--------------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest *                                             $       10,381   $        5,497   $       12,531   $        9,532
  Dividends *                                                   351,067          164,879          876,071          102,965
                                                         -----------------------------------------------------------------
    Total income                                                361,448          170,376          888,602          112,497
                                                         -----------------------------------------------------------------
EXPENSES:
  Management fees                                               257,692           99,988          317,791          238,213
  Custodian fees                                                 69,434           67,747           69,955           68,670
  Service fees
    Class 2**                                                    37,815           15,212           47,823           32,212
    Class 3**                                                       236              207              358              420
  Audit and tax fees                                             21,749           21,938           21,897           21,897
  Reports to investors                                            4,525            1,877            5,512            3,698
  Legal fees                                                      2,372            1,682            2,572            2,158
  Trustees' fees                                                    663              267              843              521
  Interest expense                                                   68               33               --               --
  Other expenses                                                  1,928            1,550            1,876            1,702
                                                         -----------------------------------------------------------------
    Total expenses before reimbursements and custody
      credits                                                   396,482          210,501          468,627          369,491
    Expenses reimbursed by the investment advisor                (5,369)         (57,550)          (1,028)         (15,166)
    Custody credits earned on cash balances                        (380)             (47)             (65)             (56)
                                                         -----------------------------------------------------------------
Net expenses                                                    390,733          152,904          467,534          354,269
                                                         -----------------------------------------------------------------
Net investment income (loss)                                    (29,285)          17,472          421,068         (241,772)
                                                         -----------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
  Net realized gain (loss) on investments                      (217,671)        (479,097)        (183,259)       2,696,240
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                      (17,580)            (785)          (1,027)              (1)
  Net realized gain (loss) on futures contracts and
    options contracts                                           115,949          104,384          177,802          185,503
  Change in unrealized appreciation (depreciation)
    on investments                                            9,353,415        3,960,216       12,339,800        9,866,676
  Change in unrealized foreign exchange gain (loss)
    on other assets and liabilities                              11,511              491               (1)             102
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                     (16,800)             807          (23,277)         (25,615)
  Change in unrealized appreciation (depreciation) on
    swap contracts                                                   --               --               --               --
                                                         -----------------------------------------------------------------
  Net realized and unrealized gain (loss) on
    investments, futures contracts, options contracts,
    swap contracts, foreign currencies, and other
    assets and liabilities                                    9,228,824        3,586,016       12,310,038       12,722,905
                                                         -----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $    9,199,539   $    3,603,488   $   12,731,106   $   12,481,133
                                                         =================================================================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                           $          630   $          752   $        4,952   $        1,390
                                                         =================================================================

                                                            MID CAP
                                                             VALUE          SMALL CAP
----------------------------------------------------------------------------------------
INCOME:
  Interest *                                             $        8,389   $       12,541
  Dividends *                                                   670,564          144,771
                                                         -------------------------------
    Total income                                                678,953          157,312
                                                         -------------------------------
EXPENSES:
  Management fees                                               285,411          205,810
  Custodian fees                                                 69,893           68,390
  Service fees
    Class 2**                                                    41,122           28,877
    Class 3**                                                       253              317
  Audit and tax fees                                             21,897           21,897
  Reports to investors                                            5,422            3,156
  Legal fees                                                      2,438            1,933
  Trustees' fees                                                    767              465
  Interest expense                                                   --               75
  Other expenses                                                  1,830            1,649
                                                         -------------------------------
    Total expenses before reimbursements and custody
      credits                                                   429,033          332,569
    Expenses reimbursed by the investment advisor                (4,640)         (24,689)
    Custody credits earned on cash balances                        (182)            (173)
                                                         -------------------------------
Net expenses                                                    424,211          307,707
                                                         -------------------------------
Net investment income (loss)                                    254,742         (150,395)
                                                         -------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
  Net realized gain (loss) on investments                     1,243,883        2,684,925
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                            2               --
  Net realized gain (loss) on futures contracts and
    options contracts                                           142,239          300,524
  Change in unrealized appreciation (depreciation)
    on investments                                           10,324,969        8,148,042
  Change in unrealized foreign exchange gain (loss)
    on other assets and liabilities                                   4               (1)
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                     (42,023)         (55,585)
  Change in unrealized appreciation (depreciation) on
    swap contracts                                                   --               --
                                                         -------------------------------
  Net realized and unrealized gain (loss) on
    investments, futures contracts, options contracts,
    swap contracts, foreign currencies, and other
    assets and liabilities                                   11,669,074       11,077,905
                                                         -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $   11,923,816   $   10,927,510
                                                         ===============================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                           $        1,387   $          497
                                                         ===============================

** See Note 1.

See Notes to Financial Statements.

                                                                           DIVERSIFIED
                                                         INTERNATIONAL        FIXED             CASH            FOCUS
                                                             EQUITY           INCOME         MANAGEMENT         GROWTH
--------------------------------------------------------------------------------------------------------------------------
INCOME:
  Interest *                                             $        7,314   $    3,105,506   $      345,346   $       18,528
  Dividends *                                                   427,540           17,800               --          135,330
                                                         -----------------------------------------------------------------
    Total income                                                434,854        3,123,306          345,346          153,858
                                                         -----------------------------------------------------------------
EXPENSES:
  Management fees                                               183,859          607,483          180,541          257,985
  Custodian fees                                                 94,326           73,259           25,826           68,505
  Service fees
    Class 2**                                                    22,797          108,016           39,015           33,347
    Class 3**                                                       515            2,323            1,191              274
  Audit and tax fees                                             26,893           23,965           23,825           21,704
  Reports to investors                                            2,627           15,077            6,917            7,002
  Legal fees                                                      1,776            4,855            2,744            1,874
  Trustees' fees                                                    372            1,639              729              465
  Interest expense                                                   --               --               --               --
  Other expenses                                                  1,550            2,338            1,918            1,616
                                                         -----------------------------------------------------------------
    Total expenses before reimbursements and custody
      credits                                                   334,715          838,955          282,706          392,772
    Expenses reimbursed by the investment advisor               (72,359)              --           (1,883)         (23,378)
    Custody credits earned on cash balances                         (24)            (583)            (207)            (391)
                                                         -----------------------------------------------------------------
Net expenses                                                    262,332          838,372          280,616          369,003
                                                         -----------------------------------------------------------------
Net investment income (loss)                                    172,522        2,284,934           64,730         (215,145)
                                                         -----------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
  Net realized gain (loss) on investments                      (302,384)        (172,755)              --        2,885,944
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                      258,489               --               --               50
  Net realized gain (loss) on futures contracts and
    options contracts                                           484,432               --               --               --
  Change in unrealized appreciation (depreciation) on
    investments                                               7,694,425          940,008           (2,861)       7,695,532
  Change in unrealized foreign exchange gain (loss)
    on other assets and liabilities                               7,903               --               --               50
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                     (88,051)              --               --               --
  Change in unrealized appreciation (depreciation) on
    swap contracts                                                   --               --               --               --
                                                         -----------------------------------------------------------------
  Net realized and unrealized gain (loss) on
    investments, futures contracts, options contracts,
    swap contracts, foreign currencies, and other
    assets and liabilities                                    8,054,814          767,253           (2,861)      10,581,576
                                                         -----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $    8,227,336   $    3,052,187   $       61,869   $   10,366,431
                                                         =================================================================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                           $       45,128   $          129   $           --   $        3,399
                                                         =================================================================

                                                                             FOCUSED
                                                                              GROWTH
                                                            FOCUSED            AND             FOCUS
                                                            TECHNET           INCOME           VALUE
---------------------------------------------------------------------------------------------------------
INCOME:
  Interest *                                             $        8,696   $        7,296   $        5,862
  Dividends *                                                     8,972          146,054          234,004
                                                         ------------------------------------------------
    Total income                                                 17,668          153,350          239,866
                                                         ------------------------------------------------
EXPENSES:
  Management fees                                               104,280          144,272          136,669
  Custodian fees                                                 66,744           66,921           66,771
  Service fees
    Class 2**                                                    12,881           21,394           20,343
    Class 3**                                                       257              410              262
  Audit and tax fees                                             21,571           21,718           22,815
  Reports to investors                                              693            1,576            1,664
  Legal fees                                                      1,510            1,653              183
  Trustees' fees                                                    127              228              244
  Interest expense                                                  181               --               --
  Other expenses                                                  1,461            1,527            1,818
                                                         ------------------------------------------------
    Total expenses before reimbursements and custody
      credits                                                   209,705          259,699          250,769
    Expenses reimbursed by the investment advisor               (66,189)         (50,137)         (52,453)
    Custody credits earned on cash balances                         (28)            (205)             (43)
                                                         ------------------------------------------------
Net expenses                                                    143,488          209,357          198,273
                                                         ------------------------------------------------
Net investment income (loss)                                   (125,820)         (56,007)          41,593
                                                         ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
  Net realized gain (loss) on investments                     3,067,053        1,045,643        2,977,280
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                           44           10,158              (33)
  Net realized gain (loss) on futures contracts and
    options contracts                                                --               --           92,314
  Change in unrealized appreciation (depreciation) on
    investments                                               2,922,774        3,268,057        2,782,140
  Change in unrealized foreign exchange gain (loss)
    on other assets and liabilities                                 338          (10,203)            (315)
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                          --               --            7,263
  Change in unrealized appreciation (depreciation) on
    swap contracts                                                   --               --               --
                                                         ------------------------------------------------
  Net realized and unrealized gain (loss) on
    investments, futures contracts, options contracts,
    swap contracts, foreign currencies, and other
    assets and liabilities                                    5,990,209        4,313,655        5,858,649
                                                         ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $    5,864,389   $    4,257,648   $    5,900,242
                                                         ================================================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                           $          494   $        1,391   $        1,984
                                                         ================================================

** See Note 1.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    MULTI-MANAGED
                                                               MULTI-MANAGED GROWTH                MODERATE GROWTH
                                                         -------------------------------   -------------------------------
                                                          FOR THE SIX                       FOR THE SIX
                                                          MONTHS ENDED     FOR THE YEAR     MONTHS ENDED     FOR THE YEAR
                                                         SEPTEMBER 30,        ENDED        SEPTEMBER 30,        ENDED
                                                              2003          MARCH 31,           2003          MARCH 31,
                                                          (UNAUDITED)          2003         (UNAUDITED)          2003
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                             $      401,590   $    1,288,536   $    1,247,132   $    3,203,236
Net realized gain (loss) on investments                       1,577,927      (23,153,574)       2,189,159      (23,954,354)
Net realized gain (loss) on securities sold short                    --               --               --               --
Net realized foreign exchange gain (loss) on
  other assets and liabilities                                  (37,080)        (139,163)         (46,014)        (173,121)
Net realized gain (loss) on futures contracts and
  option contracts                                              (55,285)          28,576         (166,174)          36,828
Change in unrealized appreciation (depreciation)
  on investments                                             13,238,376         (361,384)      17,250,353         (293,545)
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                43,084          (99,245)          22,264          (72,283)
Change in unrealized appreciation (depreciation)
  on futures contracts and options contracts                    (59,490)          (1,760)        (141,622)          (2,464)
Change in unrealized appreciation (depreciation)
  on swap contracts                                                  --               --               --               --
                                                         -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 15,109,122      (22,438,014)      20,355,098      (21,255,703)
                                                         -----------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                     --         (912,890)              --       (1,422,661)
Net investment income (Class 2)*                                     --         (736,317)              --       (1,934,190)
Net investment income (Class 3)*                                     --             (793)              --           (1,149)
Net realized gain on investments (Class 1)*                          --               --               --               --
Net realized gain on investments (Class 2)*                          --               --               --               --
Net realized gain on investments (Class 3)*                          --               --               --               --
Tax return of capital to shareholders (Class 1)*                     --               --               --               --
Tax return of capital to shareholders (Class 2)*                     --               --               --               --
Tax return of capital to shareholders (Class 3)*                     --               --               --               --
                                                         -----------------------------------------------------------------
Total dividends and distributions to shareholders                    --       (1,650,000)              --       (3,358,000)
                                                         -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 6)                         6,246,221       (9,592,977)      19,885,520       11,270,490
                                                         -----------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      21,355,343      (33,680,991)      40,240,618      (13,343,213)

NET ASSETS:
Beginning of period                                         100,101,357      133,782,348      164,561,044      177,904,257
                                                         -----------------------------------------------------------------
End of period+                                           $  121,456,700   $  100,101,357   $  204,801,662   $  164,561,044
                                                         =================================================================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                          $    1,504,145   $    1,102,555   $    4,268,164   $    3,021,032
                                                         =================================================================

                                                                 MULTI-MANAGED
                                                                 INCOME/EQUITY
                                                         -------------------------------
                                                          FOR THE SIX
                                                          MONTHS ENDED     FOR THE YEAR
                                                         SEPTEMBER 30,         ENDED
                                                              2003           MARCH 31,
                                                          (UNAUDITED)          2003
----------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                             $    1,964,838   $    4,135,074
Net realized gain (loss) on investments                       1,143,773      (10,413,531)
Net realized gain (loss) on securities sold short                    --               --
Net realized foreign exchange gain (loss) on
  other assets and liabilities                                  (26,627)         (72,546)
Net realized gain (loss) on futures contracts and
  option contracts                                             (180,338)              --
Change in unrealized appreciation (depreciation)
  on investments                                              8,126,531        2,823,222
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                23,256          (54,318)
Change in unrealized appreciation (depreciation)
  on futures contracts and options contracts                   (263,476)              --
Change in unrealized appreciation (depreciation)
  on swap contracts                                                  --               --
                                                         -------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 10,787,957       (3,582,099)
                                                         -------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                     --       (1,446,702)
Net investment income (Class 2)*                                     --       (2,153,815)
Net investment income (Class 3)*                                     --           (1,484)
Net realized gain on investments (Class 1)*                          --               --
Net realized gain on investments (Class 2)*                          --               --
Net realized gain on investments (Class 3)*                          --               --
Tax return of capital to shareholders (Class 1)*                     --               --
Tax return of capital to shareholders (Class 2)*                     --               --
Tax return of capital to shareholders (Class 3)*                     --               --
                                                         -------------------------------
Total dividends and distributions to shareholders                    --       (3,602,001)
                                                         -------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 6)                        28,369,873       19,215,494
                                                         -------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      39,157,830       12,031,394

NET ASSETS:
Beginning of period                                         144,334,457      132,303,063
                                                         -------------------------------
End of period+                                           $  183,492,287   $  144,334,457
                                                         ===============================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                          $    6,068,351   $    4,103,513
                                                         ===============================

* See Note 1.

See Notes to Financial Statements.

                                                                                                  ASSET ALLOCATION:
                                                                MULTI-MANAGED INCOME              DIVERSIFIED GROWTH
                                                         -------------------------------   -------------------------------
                                                          FOR THE SIX                       FOR THE SIX
                                                          MONTHS ENDED     FOR THE YEAR     MONTHS ENDED     FOR THE YEAR
                                                         SEPTEMBER 30,        ENDED        SEPTEMBER 30,        ENDED
                                                              2003          MARCH 31,           2003          MARCH 31,
                                                          (UNAUDITED)          2003         (UNAUDITED)          2003
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                             $    2,122,801   $    4,220,182   $    2,034,345   $    3,498,223
Net realized gain (loss) on investments                       1,311,534       (3,642,418)      (2,509,087)     (25,621,003)
Net realized gain (loss) on securities sold short                    --               --               --          749,075
Net realized foreign exchange gain (loss) on
  other assets and liabilities                                   (9,441)         (31,199)            (901)          20,383
Net realized gain (loss) on futures contracts and
  option contracts                                             (164,656)              --        6,545,899      (13,539,333)
Change in unrealized appreciation (depreciation)
  on investments                                              3,684,370        3,736,709       32,972,852      (19,049,031)
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                (3,432)         (13,720)          (1,612)          (5,394)
Change in unrealized appreciation (depreciation)
  on futures contracts and options contracts                   (422,346)              --       (1,627,038)         844,396
Change in unrealized appreciation (depreciation)
  on swap contracts                                                  --               --           83,950               --
                                                         -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  6,518,830        4,269,554       37,498,408      (53,102,684)
                                                         -----------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                     --       (1,320,473)              --       (1,371,801)
Net investment income (Class 2)*                                     --       (2,027,715)              --       (1,704,927)
Net investment income (Class 3)*                                     --           (1,812)              --           (1,272)
Net realized gain on investments (Class 1)*                          --               --               --               --
Net realized gain on investments (Class 2)*                          --               --               --               --
Net realized gain on investments (Class 3)*                          --               --               --               --
Tax return of capital to shareholders (Class 1)*                     --               --               --               --
Tax return of capital to shareholders (Class 2)*                     --               --               --               --
Tax return of capital to shareholders (Class 3)*                     --               --               --               --
                                                         -----------------------------------------------------------------
Total dividends and distributions to shareholders                    --       (3,350,000)              --       (3,078,000)
                                                         -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 6)                        20,111,064       26,158,182       23,399,454       43,137,627
                                                         -----------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      26,629,894       27,077,736       60,897,862      (13,043,057)

NET ASSETS:
Beginning of period                                         124,658,552       97,580,816      235,693,209      248,736,266
                                                         -----------------------------------------------------------------
End of period+                                           $  151,288,446   $  124,658,552   $  296,591,071   $  235,693,209
                                                         =================================================================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                          $    6,377,372   $    4,254,571   $    5,627,568   $    3,593,223
                                                         =================================================================

                                                                      STOCK
                                                         -------------------------------
                                                          FOR THE SIX
                                                          MONTHS ENDED     FOR THE YEAR
                                                         SEPTEMBER 30,        ENDED
                                                              2003          MARCH 31,
                                                          (UNAUDITED)          2003
----------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                             $       25,750   $       73,751
Net realized gain (loss) on investments                      (2,599,564)     (22,138,349)
Net realized gain (loss) on securities sold short                    --               --
Net realized foreign exchange gain (loss) on
  other assets and liabilities                                  (15,091)         (32,373)
Net realized gain (loss) on futures contracts and
  option contracts                                                   --               --
Change in unrealized appreciation (depreciation)
  on investments                                             38,851,980      (28,847,872)
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                 9,610              517
Change in unrealized appreciation (depreciation)
  on futures contracts and options contracts                         --               --
Change in unrealized appreciation (depreciation)
  on swap contracts                                                  --               --
                                                         -------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 36,272,685      (50,944,326)
                                                         -------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                     --               --
Net investment income (Class 2)*                                     --               --
Net investment income (Class 3)*                                     --               --
Net realized gain on investments (Class 1)*                          --               --
Net realized gain on investments (Class 2)*                          --               --
Net realized gain on investments (Class 3)*                          --               --
Tax return of capital to shareholders (Class 1)*                     --               --
Tax return of capital to shareholders (Class 2)*                     --               --
Tax return of capital to shareholders (Class 3)*                     --               --
                                                         -------------------------------
Total dividends and distributions to shareholders                    --               --
                                                         -------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 6)                        11,813,175       33,269,310
                                                         -------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      48,085,860      (17,675,016)

NET ASSETS:
Beginning of period                                         186,085,997      203,761,013
                                                         -------------------------------
End of period+                                           $  234,171,857   $  186,085,997
                                                         ===============================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                          $       45,374   $       19,624
                                                         ===============================

* See Note 1.

See Notes to Financial Statements.

                                                                LARGE CAP GROWTH                 LARGE CAP COMPOSITE
                                                         -------------------------------   -------------------------------
                                                          FOR THE SIX                       FOR THE SIX
                                                          MONTHS ENDED     FOR THE YEAR     MONTHS ENDED     FOR THE YEAR
                                                         SEPTEMBER 30,        ENDED        SEPTEMBER 30,        ENDED
                                                              2003          MARCH 31,           2003          MARCH 31,
                                                          (UNAUDITED)          2003         (UNAUDITED)          2003
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                             $      (29,285)  $      (14,809)  $       17,472   $       60,931
Net realized gain (loss) on investments                        (217,671)      (8,992,124)        (479,097)      (2,814,617)
Net realized gain (loss) on securities sold short                    --               --               --               --
Net realized foreign exchange gain (loss) on
  other assets and liabilities                                  (17,580)         (54,396)            (785)          (1,064)
Net realized gain (loss) on futures contracts and
  option contracts                                              115,949         (248,743)         104,384         (127,070)
Change in unrealized appreciation (depreciation)
  on investments                                              9,353,415       (6,713,523)       3,960,216       (4,392,332)
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                11,511          (32,858)             491               45
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                       (16,800)          17,024              807           (5,757)
Change in unrealized appreciation (depreciation)
  on swap contracts                                                  --               --               --               --
                                                         -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  9,199,539      (16,039,429)       3,603,488       (7,279,864)
                                                         -----------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                     --               --               --          (16,282)
Net investment income (Class 2)*                                     --               --               --          (31,535)
Net investment income (Class 3)*                                     --               --               --             (183)
Net realized gain on investments (Class 1)*                          --               --               --               --
Net realized gain on investments (Class 2)*                          --               --               --               --
Net realized gain on investments (Class 3)*                          --               --               --               --
Tax return of capital to shareholders (Class 1)*                     --               --               --               --
Tax return of capital to shareholders (Class 2)*                     --               --               --               --
Tax return of capital to shareholders (Class 3)*                     --               --               --               --
                                                         -----------------------------------------------------------------
Total dividends and distributions to shareholders                    --               --               --          (48,000)
                                                         -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 6)                         6,627,721        9,966,787        2,431,631          489,371
                                                         -----------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      15,827,260       (6,072,642)       6,035,119       (6,838,493)

NET ASSETS:
Beginning of period                                          54,012,128       60,084,770       21,255,011       28,093,504
                                                         -----------------------------------------------------------------
End of period+                                           $   69,839,388   $   54,012,128   $   27,290,130   $   21,255,011
                                                         =================================================================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                          $      (63,300)  $      (34,015)  $       43,530   $       26,058
                                                         =================================================================

                                                                 LARGE CAP VALUE
                                                         -------------------------------
                                                          FOR THE SIX
                                                          MONTHS ENDED     FOR THE YEAR
                                                         SEPTEMBER 30,        ENDED
                                                              2003          MARCH 31,
                                                          (UNAUDITED)          2003
----------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                             $      421,068   $      710,716
Net realized gain (loss) on investments                        (183,259)      (5,409,698)
Net realized gain (loss) on securities sold short                    --               --
Net realized foreign exchange gain (loss) on
  other assets and liabilities                                   (1,027)              --
Net realized gain (loss) on futures contracts and
  option contracts                                              177,802         (501,965)
Change in unrealized appreciation (depreciation)
  on investments                                             12,339,800      (15,251,199)
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                    (1)               2
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                       (23,277)          17,872
Change in unrealized appreciation (depreciation)
  on swap contracts                                                  --               --
                                                         -------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 12,731,106      (20,434,272)
                                                         -------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                     --          (37,121)
Net investment income (Class 2)*                                     --         (139,613)
Net investment income (Class 3)*                                     --             (266)
Net realized gain on investments (Class 1)*                          --          (52,431)
Net realized gain on investments (Class 2)*                          --         (235,122)
Net realized gain on investments (Class 3)*                          --             (447)
Tax return of capital to shareholders (Class 1)*                     --               --
Tax return of capital to shareholders (Class 2)*                     --               --
Tax return of capital to shareholders (Class 3)*                     --               --
                                                         -------------------------------
Total dividends and distributions to shareholders                    --         (465,000)
                                                         -------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 6)                         7,659,205       14,628,092
                                                         -------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      20,390,311       (6,271,180)

NET ASSETS:
Beginning of period                                          62,735,534       69,006,714
                                                         -------------------------------
End of period+                                           $   83,125,845   $   62,735,534
                                                         ===============================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                          $    1,125,310   $      704,242
                                                         ===============================

* See Note 1.

See Notes to Financial Statements.

                                                                 MID CAP GROWTH                     MID CAP VALUE
                                                         -------------------------------   -------------------------------
                                                          FOR THE SIX                       FOR THE SIX
                                                          MONTHS ENDED     FOR THE YEAR     MONTHS ENDED     FOR THE YEAR
                                                         SEPTEMBER 30,        ENDED        SEPTEMBER 30,        ENDED
                                                              2003          MARCH 31,           2003          MARCH 31,
                                                          (UNAUDITED)          2003         (UNAUDITED)          2003
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                             $     (241,772)  $     (358,134)  $      254,742   $      533,914
Net realized gain (loss) on investments                       2,696,240       (7,331,841)       1,243,883         (783,208)
Net realized gain (loss) on securities sold short                    --               --               --               --
Net realized foreign exchange gain (loss) on
  other assets and liabilities                                       (1)           1,135                2               (3)
Net realized gain (loss) on futures contracts and
  option contracts                                              185,503         (210,977)         142,239         (306,503)
Change in unrealized appreciation (depreciation)
  on investments                                              9,866,676       (5,464,615)      10,324,969      (13,864,811)
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                   102              136                4               --
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                       (25,615)          (5,770)         (42,023)            (587)
Change in unrealized appreciation (depreciation)
  on swap contracts                                                  --               --               --               --
                                                         -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 12,481,133      (13,370,066)      11,923,816      (14,421,198)
                                                         -----------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                     --               --               --          (25,864)
Net investment income (Class 2)*                                     --               --               --          (75,973)
Net investment income (Class 3)*                                     --               --               --             (163)
Net realized gain on investments (Class 1)*                          --               --               --         (178,740)
Net realized gain on investments (Class 2)*                          --               --               --         (670,818)
Net realized gain on investments (Class 3)*                          --               --               --           (1,442)
Tax return of capital to shareholders (Class 1)*                     --               --               --               --
Tax return of capital to shareholders (Class 2)*                     --               --               --               --
Tax return of capital to shareholders (Class 3)*                     --               --               --               --
                                                         -----------------------------------------------------------------
Total dividends and distributions to shareholders                    --               --               --         (953,000)
                                                         -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 6)                        10,618,065        4,044,174        4,674,611        9,685,616
                                                         -----------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      23,099,198       (9,325,892)      16,598,427       (5,688,582)

NET ASSETS:
Beginning of period                                          42,897,157       52,223,049       57,279,725       62,968,307
                                                         -----------------------------------------------------------------
End of period+                                           $   65,996,355   $   42,897,157   $   73,878,152   $   57,279,725
                                                         =================================================================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                          $     (241,772)  $           --   $      767,436   $      512,694
                                                         =================================================================

                                                                    SMALL CAP
                                                         -------------------------------
                                                          FOR THE SIX
                                                          MONTHS ENDED     FOR THE YEAR
                                                         SEPTEMBER 30,        ENDED
                                                              2003          MARCH 31,
                                                          (UNAUDITED)          2003
----------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                             $     (150,395)  $     (182,807)
Net realized gain (loss) on investments                       2,684,925       (6,105,063)
Net realized gain (loss) on securities sold short                    --               --
Net realized foreign exchange gain (loss) on
  other assets and liabilities                                       --               --
Net realized gain (loss) on futures contracts and
  option contracts                                              300,524          (76,587)
Change in unrealized appreciation (depreciation)
  on investments                                              8,148,042       (7,205,404)
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                    (1)               1
Change in unrealized appreciation (depreciation) on
  futures contracts and options contracts                       (55,585)         (18,857)
Change in unrealized appreciation (depreciation)
  on swap contracts                                                  --               --
                                                         -------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 10,927,510      (13,588,717)
                                                         -------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                     --               --
Net investment income (Class 2)*                                     --               --
Net investment income (Class 3)*                                     --               --
Net realized gain on investments (Class 1)*                          --               --
Net realized gain on investments (Class 2)*                          --               --
Net realized gain on investments (Class 3)*                          --               --
Tax return of capital to shareholders (Class 1)*                     --               --
Tax return of capital to shareholders (Class 2)*                     --               --
Tax return of capital to shareholders (Class 3)*                     --               --
                                                         -------------------------------
Total dividends and distributions to shareholders                    --               --
                                                         -------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 6)                        11,181,945        6,554,578
                                                         -------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      22,109,455       (7,034,139)

NET ASSETS:
Beginning of period                                          36,193,540       43,227,679
                                                         -------------------------------
End of period+                                           $   58,302,995   $   36,193,540
                                                         ===============================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                          $     (150,395)  $           --
                                                         ===============================

* See Note 1.

See Notes to Financial Statements.

                                                              INTERNATIONAL EQUITY            DIVERSIFIED FIXED INCOME
                                                         -------------------------------   -------------------------------
                                                          FOR THE SIX                       FOR THE SIX
                                                          MONTHS ENDED     FOR THE YEAR     MONTHS ENDED     FOR THE YEAR
                                                         SEPTEMBER 30,        ENDED        SEPTEMBER 30,        ENDED
                                                              2003          MARCH 31,           2003          MARCH 31,
                                                          (UNAUDITED)          2003         (UNAUDITED)          2003
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                             $      172,522   $      110,167   $    2,284,934   $    3,491,443
Net realized gain (loss) on investments                        (302,384)      (3,292,942)        (172,755)         985,831
Net realized gain (loss) on securities sold short                    --               --               --               --
Net realized foreign exchange gain (loss) on
  other assets and liabilities                                  258,489          298,503               --               --
Net realized gain (loss) on futures contracts and
  option contracts                                              484,432       (1,284,896)              --               --
Change in unrealized appreciation (depreciation) on
  investments                                                 7,694,425       (4,215,657)         940,008        4,770,732
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                 7,903          (32,952)              --               --
Change in unrealized appreciation (depreciation)
  on futures contracts and options contracts                    (88,051)        (125,080)              --               --
Change in unrealized appreciation (depreciation)
  on swap contracts                                                  --               --               --               --
                                                         -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  8,227,336       (8,542,857)       3,052,187        9,248,006
                                                         -----------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                     --          (27,871)              --          (80,912)
Net investment income (Class 2)*                                     --          (54,884)              --         (479,663)
Net investment income (Class 3)*                                     --             (244)              --             (425)
Net realized gain on investments (Class 1)*                          --               --               --               --
Net realized gain on investments (Class 2)*                          --               --               --               --
Net realized gain on investments (Class 3)*                          --               --               --               --
Tax return of capital to shareholders (Class 1)*                     --               --               --               --
Tax return of capital to shareholders (Class 2)*                     --               --               --               --
Tax return of capital to shareholders (Class 3)*                     --               --               --               --
                                                         -----------------------------------------------------------------
Total dividends and distributions to shareholders                    --          (82,999)              --         (561,000)
                                                         -----------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 6)                         4,613,555        8,239,554        2,735,823       82,502,969
                                                         -----------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      12,840,891         (386,302)       5,788,010       91,189,975

NET ASSETS:
Beginning of period                                          27,584,339       27,970,641      154,526,846       63,336,871
                                                         -----------------------------------------------------------------
End of period+                                           $   40,425,230   $   27,584,339   $  160,314,856   $  154,526,846
                                                         =================================================================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                          $      536,095   $      363,573   $    5,772,000   $    3,487,066
                                                         =================================================================

                                                                 CASH MANAGEMENT
                                                         -------------------------------
                                                          FOR THE SIX
                                                          MONTHS ENDED     FOR THE YEAR
                                                         SEPTEMBER 30,        ENDED
                                                              2003          MARCH 31,
                                                          (UNAUDITED)          2003
----------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                             $       64,730   $      361,447
Net realized gain (loss) on investments                                              (35)
Net realized gain (loss) on securities sold short                    --               --
Net realized foreign exchange gain (loss) on
  other assets and liabilities                                       --               --
Net realized gain (loss) on futures contracts and
  option contracts                                                   --               --
Change in unrealized appreciation (depreciation) on
  investments                                                    (2,861)              --
Change in unrealized foreign exchange gain (loss)
  on other assets and liabilities                                    --            7,314
Change in unrealized appreciation (depreciation)
  on futures contracts and options contracts                         --               --
Change in unrealized appreciation (depreciation)
  on swap contracts                                                  --               --
                                                         -------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                     61,869          368,726
                                                         -------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                     --          (93,011)
Net investment income (Class 2)*                                     --         (607,687)
Net investment income (Class 3)*                                     --           (1,301)
Net realized gain on investments (Class 1)*                          --               --
Net realized gain on investments (Class 2)*                          --               --
Net realized gain on investments (Class 3)*                          --               --
Tax return of capital to shareholders (Class 1)*                     --               --
Tax return of capital to shareholders (Class 2)*                     --               --
Tax return of capital to shareholders (Class 3)*                     --               --
                                                         -------------------------------
Total dividends and distributions to shareholders                    --         (701,999)
                                                         -------------------------------
Net increase (decrease) in net assets resulting from
  capital share transactions (Note 6)                        (4,107,853)      20,568,323
                                                         -------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (4,045,984)      20,235,050

NET ASSETS:
Beginning of period                                          63,242,203       43,007,153
                                                         -------------------------------
End of period+                                           $   59,196,219   $   63,242,203
                                                         ===============================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                          $      421,092   $      356,362
                                                         ===============================

* See Note 1.

See Notes to Financial Statements.

                                                                          FOCUS GROWTH                       FOCUS TECHNET
                                                               --------------------------------    --------------------------------
                                                                FOR THE SIX                         FOR THE SIX
                                                                MONTHS ENDED      FOR THE YEAR      MONTHS ENDED      FOR THE YEAR
                                                               SEPTEMBER 30,         ENDED         SEPTEMBER 30,         ENDED
                                                                    2003           MARCH 31,            2003           MARCH 31,
                                                                (UNAUDITED)           2003          (UNAUDITED)           2003
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                   $     (215,145)   $     (215,527)   $     (125,820)   $     (121,133)
Net realized gain (loss) on investments                             2,885,944        (8,744,407)        3,067,053        (3,973,130)
Net realized gain (loss) on securities sold short                          --                --                --           203,517
Net realized foreign exchange gain (loss) on other assets
  and liabilities                                                          50              (161)               44               599
Net realized gain (loss) on futures contracts and option
  contracts                                                                --                --                --            15,175
Change in unrealized appreciation (depreciation) on
  investments                                                       7,695,532        (1,066,535)        2,922,774          (272,386)
Change in unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                   50               266               338              (338)
Change in unrealized appreciation (depreciation) on futures
  contracts and options contracts                                          --                --                --           (63,561)
Change in unrealized appreciation (depreciation) on swap
  contracts                                                                --                --                --                --
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       10,366,431       (10,026,364)        5,864,389        (4,211,257)
                                                               --------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                           --                --                --                --
Net investment income (Class 2)*                                           --                --                --                --
Net investment income (Class 3)*                                           --                --                --                --
Net realized gain on investments (Class 1)*                                --                --                --                --
Net realized gain on investments (Class 2)*                                --                --                --                --
Net realized gain on investments (Class 3)*                                --                --                --                --
Tax return of capital to shareholders (Class 1)*                           --                --                --                --
Tax return of capital to shareholders (Class 2)*                           --                --                --                --
Tax return of capital to shareholders (Class 3)*                           --                --                --                --
                                                               --------------------------------------------------------------------
Total dividends and distributions to shareholders                          --                --                --                --
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital
  share transactions (Note 6)                                      12,971,120         7,664,669         5,787,091         3,373,947
                                                               --------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            23,337,551        (2,361,695)       11,651,480          (837,310)

NET ASSETS:
Beginning of period                                                39,396,758        41,758,453        11,685,139        12,522,449
                                                               --------------------------------------------------------------------
End of period+                                                 $   62,734,309    $   39,396,758    $   23,336,619    $   11,685,139
                                                               ====================================================================

----------
+ Includes accumulated undistributed net investment income
  (loss)                                                       $     (215,145)   $           --    $     (126,692)   $         (872)
                                                               ====================================================================

* See Note 1.

See Notes to Financial Statements.

                                                                    FOCUS GROWTH AND INCOME                  FOCUS VALUE
                                                               --------------------------------    --------------------------------
                                                                FOR THE SIX                         FOR THE SIX
                                                                MONTHS ENDED      FOR THE YEAR      MONTHS ENDED      FOR THE YEAR
                                                               SEPTEMBER 30,         ENDED          SEPTEMBER 30,         ENDED
                                                                   2003             MARCH 31,           2003            MARCH 31,
                                                                (UNAUDITED)           2003          (UNAUDITED)           2003
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                   $      (56,007)   $      (63,599)   $       41,593    $      120,987
Net realized gain (loss) on investments                             1,045,643        (2,547,326)        2,977,280        (1,458,629)
Net realized gain (loss) on securities sold short                          --                --                --                --
Net realized foreign exchange gain (loss) on other assets
  and liabilities                                                      10,158             5,560               (33)           11,347
Net realized gain (loss) on futures contracts and option
  contracts                                                                --                --            92,314           138,801
Change in unrealized appreciation (depreciation) on
  investments                                                       3,268,057        (1,031,420)        2,782,140        (2,834,522)
Change in unrealized foreign exchange gain (loss) on other
  assets and liabilities                                              (10,203)           11,931              (315)               99
Change in unrealized appreciation (depreciation) on futures
  contracts and options contracts                                          --                --             7,263            (7,263)
Change in unrealized appreciation (depreciation) on swap
  contracts                                                                --                --                --                --
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        4,257,648        (3,624,854)        5,900,242        (4,029,180)
                                                               --------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (Class 1)*                                           --                --                --                --
Net investment income (Class 2)*                                           --                --                --          (128,339)
Net investment income (Class 3)*                                           --                --                --              (702)
Net realized gain on investments (Class 1)*                                --                --                --                --
Net realized gain on investments (Class 2)*                                --                --                --          (465,420)
Net realized gain on investments (Class 3)*                                --                --                --            (2,764)
Tax return of capital to shareholders (Class 1)*                           --                --                --                --
Tax return of capital to shareholders (Class 2)*                           --                --                --           (56,397)
Tax return of capital to shareholders (Class 3)*                           --                --                --              (378)
                                                               --------------------------------------------------------------------
Total dividends and distributions to shareholders                          --                --                --          (654,000)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital
  share transactions (Note 6)                                      13,130,093         1,479,619         9,212,596         4,314,481
                                                               --------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            17,387,741        (2,145,235)       15,112,838          (368,699)

NET ASSETS:
Beginning of period                                                19,247,277        21,392,512        19,220,098        19,588,797
                                                               --------------------------------------------------------------------
End of period+                                                 $   36,635,018    $   19,247,277    $   34,332,936    $   19,220,098
                                                               ====================================================================

----------
+ Includes accumulated undistributed net investment income
  (loss)                                                       $      (56,007)   $           --    $       35,342    $       (6,251)
                                                               ====================================================================

* See Note 1.

See Notes to Financial Statements.

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Seasons Series Trust ("the Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end, management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts. Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies ("the Life Company"). AIG SunAmerica Asset Management Corp. ("SAAMCo"), an affiliate of the Life Company and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), or the "Advisor", manages the Trust.

The Trust currently consists of 19 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objective. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Annuity Contract prospectus. Thirteen additional Portfolios, called the "Seasons Select Portfolios" and the "Seasons Focused Portfolios," are available in addition to the Seasons Portfolios as variable investment options under Variable Annuity Contracts offered by the Life Company. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

The Board of Trustees approved the creation of Class 3 shares and the renaming of Class A and B shares to Class 1 and Class 2 shares, respectively, effective November 11, 2002. All shares of each Portfolio are offered only in connection with certain variable contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each classes' average daily net assets.

The investment objectives for each Portfolio are as follows:

SEASONS PORTFOLIOS

The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.

The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.

The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.

The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.

The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation by investing primarily through a strategic allocation of approximately 80% of its assets to equity securities and approximately 20% of its assets to fixed income securities.

The STOCK PORTFOLIO seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

SEASONS SELECT PORTFOLIOS

The LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The LARGE CAP COMPOSITE PORTFOLIO seeks long-term growth of capital and growth of dividend income by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.

The LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The MID CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium sized companies selected through a growth strategy.

The MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium sized companies selected through a value strategy.

The SMALL CAP PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The DIVERSIFIED FIXED INCOME PORTFOLIO seeks relatively high current income and secondarily capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds.

The CASH MANAGEMENT PORTFOLIO seek high current yield while preserving capital by investing in a diversified selection of money market instruments.

SEASONS FOCUSED PORTFOLIOS

The FOCUS GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities of large-cap companies that offer the potential for long term growth of capital. Under normal circumstances, at least 80% of its net assets will be invested in large-cap companies.

The FOCUS TECHNET PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that Managers believe will benefit significantly from technological advances or improvements without regard to market capitalization. Under normal circumstances, at least 80% of its net assets will be invested in such securities.

The FOCUS GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Managers believe have elements of growth and value, issued by large cap companies including those that offer the potential for a reasonable level of current income. Each Manager may emphasize either a growth orientation or a value orientation at any particular time.

The FOCUS VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of a value criteria, without regard to market capitalization.

Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income and Cash Management Portfolios, is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The three Managers of the Multi-Managed Seasons Portfolios are SAAMCo, Janus Management LLC ("Janus"), and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

                                                                SUNAMERICA/                                 WMC/
                                                                AGGRESSIVE      JANUS/     SUNAMERICA/     FIXED
                                                                  GROWTH        GROWTH      BALANCED       INCOME
                            PORTFOLIO                            COMPONENT     COMPONENT    COMPONENT     COMPONENT
    ---------------------------------------------------------------------------------------------------------------
    Multi-Managed Growth                                           20%           40%           20%           20%
    Multi-Managed Moderate Growth                                  18%           28%           18%           36%
    Multi-Managed Income/Equity                                     0%           18%           28%           54%
    Multi-Managed Income                                            0%            8%           17%           75%

Differences in investment returns among the Managed Components may cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to replicate a relevant index, or the relevant subset of an index.

The Seasons Focused Portfolios offer you access up to three different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon last-reported bid price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment advisor deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States of America are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Developing markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities then the securities are valued at fair value as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios, which earn foreign income and capital gains, may be subject to foreign withholding taxes at various rates.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class.)

Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income
(loss), net realized gain (loss), and net assets are not affected.

The Trust intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or Federal Agency obligations. The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At September 30, 2003, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                                                                                        PERCENTAGE      PRINCIPAL
    PORTFOLIO                                                                            INTEREST        AMOUNT
    --------------------------------------------------------------------------------------------------------------
    Multi-Managed Growth                                                                    1.64%      $ 1,776,000
    Multi-Managed Moderate Growth                                                           3.03         3,284,000
    Multi-Managed Income/Equity                                                             0.92           994,000
    Multi-Managed Income                                                                    0.88           949,000
    Large Cap Composite                                                                     0.23           244,000
    Small Cap                                                                               2.62         2,838,000
    Diversified Fixed Income                                                                7.01         7,599,000
    Cash Management                                                                         0.33           357,000
    Focus TechNet                                                                           0.58           627,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated September 30, 2003, bearing interest at a rate of 0.85% per annum, with a principal amount of $108,359,000, a repurchase price of $108,361,558, and a maturity date of October 1, 2003. The repurchase agreement is collateralized by the following:

                                                                 INTEREST   MATURITY      PRINCIPAL      MARKET
    TYPE OF COLLATERAL                                             RATE       DATE          AMOUNT        VALUE
    --------------------------------------------------------------------------------------------------------------
    U.S. Treasury Bills                                            3.25%    12/31/03    $ 80,400,000  $ 81,606,000
    U.S. Treasury Bills                                            7.25     08/15/04      19,200,000    20,400,000
    U.S. Treasury Bonds                                            8.13     08/15/19       6,125,000     8,529,063

In addition, at September 30, 2003, certain Portfolios held an undivided interest in two separate joint repurchase agreements with UBS Warburg, LLC. The following Portfolios held the first one:

                                                                                         PERCENTAGE      PRINCIPAL
    PORTFOLIO                                                                             INTEREST        AMOUNT
    --------------------------------------------------------------------------------------------------------------
    Multi-Managed Growth                                                                    1.09%      $ 2,045,000
    Multi-Managed Moderate Growth                                                           3.23         6,080,000
    Multi-Managed Income/Equity                                                             3.10         5,835,000
    Multi-Managed Income                                                                    2.91         5,465,000
    Large Cap Value                                                                         0.21           395,000
    Mid Cap Growth                                                                          0.60         1,130,000
    Diversified Fixed Income                                                                0.55         1,025,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated September 30, 2003, bearing interest at a rate of 0.97% per annum, with a principal amount of $188,065,000, a repurchase price of $188,070,067, and a maturity date of October 1, 2003. The repurchase agreement is collateralized by the following:

                                                              INTEREST   MATURITY      PRINCIPAL         MARKET
    TYPE OF COLLATERAL                                          RATE       DATE         AMOUNT            VALUE
    --------------------------------------------------------------------------------------------------------------
    U.S. Treasury Bonds                                         7.13%    02/15/23    $ 36,289,000     $ 46,870,963
    U.S. Treasury Bonds                                         8.13     08/15/19      50,000,000       70,033,125
    U.S. Treasury Bonds                                         9.00     11/15/18      50,000,000       77,094,000

The second UBS Warburg, LLC joint repurchase agreement was held in the following
Portfolios:

                                                                                        PERCENTAGE      PRINCIPAL
    PORTFOLIO                                                                            INTEREST        AMOUNT
    --------------------------------------------------------------------------------------------------------------
    Multi-Managed Growth                                                                   0.67%       $ 2,000,000
    Multi-Managed Moderate Growth                                                          1.00          3,000,000
    Multi-Managed Income/Equity                                                            1.00          3,000,000
    Multi-Managed Income                                                                   0.67          2,000,000
    Diversified Fixed Income                                                               2.67          8,000,000
    Cash Management                                                                        1.67          5,000,000
    Focus TechNet                                                                          0.33          1,000,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated September 30, 2003, bearing interest at a rate of 0.96% per annum, with a principal amount of $300,000,000, a repurchase price of $300,008,000, and a maturity date of October 1, 2003. The repurchase agreement is collateralized by the following:

                                                                 INTEREST   MATURITY      PRINCIPAL        MARKET
    TYPE OF COLLATERAL                                             RATE       DATE         AMOUNT           VALUE
    ----------------------------------------------------------------------------------------------------------------
    U.S. Treasury Bonds                                            3.63%     4/15/28   $  15,709,000   $  21,852,633
    U.S. Treasury Bonds                                            3.88      4/15/29     200,000,000     285,896,000

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Portfolio's exposure in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At September 30, 2003, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the International Equity Portfolio includes amounts set aside for margin requirements for open futures contracts.

MORTGAGE-BACKED DOLLAR ROLLS: During the six months ended September 30, 2003, the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset
Allocation: Diversified Growth Portfolio and Diversified Fixed Income Portfolio entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio and

Diversified Fixed Income Portfolio had TBA Rolls outstanding at period-end, which are included in receivables for sales of investments and payables for purchases of investments in the Statement of Assets and Liabilities.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed transaction costs.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written, is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

During the period ended September 30, 2003, transactions in written option contracts were as follows:

                                                                                                ASSET ALLOCATION:
                                                                                                DIVERSIFIED GROWTH
                                                                                              ---------------------
                                                                                               CONTRACTS    AMOUNT
                                                                                              ----------  ---------
Written option contracts as of March 31, 2003                                                        --   $      --
Options written during the period                                                               (60,869)    (15,464)
Written options expired during the period                                                        28,414          --
Net realized gain on written options closed                                                          --       7,688
                                                                                                -------   ---------
Written option contracts as of September 30, 2003                                               (32,455)  $  (7,776)
                                                                                                =======   =========

SHORT SALES: The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security "short sales". To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform. At September 30, 2003, there were no outstanding short sales.

INTEREST RATE SWAP CONTRACTS: An interest rate swap contract is an arrangement between two parties to exchange cash flows based on a notional principal amount, to manage the Portfolios' exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are recognized as part of interest income. A portion of the payments received or made upon early termination is recognized as realized gain or loss. A Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

3. FEDERAL INCOME TAXES: The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

                                                                    FOR THE YEAR ENDED MARCH 31, 2003
                                      -----------------------------------------------------------------------------------------
                                                 DISTRIBUTABLE EARNINGS                            TAX DISTRIBUTIONS
                                      -----------------------------------------------  ----------------------------------------
                                                        LONG-TERM       UNREALIZED
                                        ORDINARY          GAINS        APPRECIATION      ORDINARY      LONG-TERM     RETURN OF
PORTFOLIO                                INCOME     (CAPITAL LOSSES)  (DEPRECIATION)*     INCOME     CAPITAL GAINS    CAPITAL
-------------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                  $  1,179,274   $ (54,213,785)   $  (5,792,202)   $  1,650,000   $        --    $       --
Multi-Managed Moderate Growth            3,125,565     (46,896,171)      (5,299,741)      3,358,000            --            --
Multi-Managed Income/Equity              4,147,964     (18,353,787)        (920,310)      3,602,001            --            --
Multi-Managed Income                     4,279,981      (5,852,655)       2,067,881       3,350,000            --            --
Asset Allocation: Diversified Growth     3,653,783     (46,185,755)     (28,245,737)      3,078,000            --            --
Stock                                       28,837     (21,441,005)     (25,742,002)             --            --            --
Large Cap Growth                                --     (14,711,367)     (12,965,351)             --            --            --
Large Cap Composite                         26,985      (3,782,220)      (5,282,607)         48,000            --            --
Large Cap Value                            704,242      (3,823,939)     (16,828,333)        180,610       284,390            --
Mid Cap Growth                                  --     (10,522,553)      (4,153,694)             --            --            --
Mid Cap Value                              512,695          63,184       (7,097,935)        148,000       805,000            --
Small Cap                                       --      (8,199,059)      (6,787,466)             --            --            --
International Equity                       449,267      (7,834,835)      (6,332,611)         82,999            --            --
Diversified Fixed Income                 3,487,095        (267,871)       4,172,036         561,000            --            --
Cash Management                            356,361            (174)            (580)        701,999            --            --
Focus Growth                                    --     (16,343,570)         330,017              --            --            --
Focus TechNet                                   --      (9,750,540)        (563,196)             --            --            --
Focus Growth and Income                         --      (3,879,273)          (5,106)             --            --            --
Focus Value                                     --        (713,625)      (1,935,624)        597,225            --        56,775

----------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of September 30, 2003, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities and repurchase agreements were as follows:

                                                      AS OF SEPTEMBER 30, 2003                     AS OF MARCH 31, 2003
                                      --------------------------------------------------------  --------------------------
                                      AGGREGATE      AGGREGATE
                                      UNREALIZED    UNREALIZED      GAIN/(LOSS)      COST OF    CAPITAL LOSS  CAPITAL LOSS
PORTFOLIO                                GAIN         (LOSS)            NET        INVESTMENTS   CARRYOVER*+    UTILIZED
--------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth # @              12,660,635    (5,212,737)       7,447,898    114,888,628  $ 54,213,785  $         --
Multi-Managed Moderate
  Growth # @                          18,522,418    (6,588,507)      11,933,911    197,366,942    46,896,171            --
Multi-Managed Income/
  Equity # @                          10,981,692    (3,775,495)       7,206,197    179,903,567    18,353,787            --
Multi-Managed Income # @               7,598,649    (1,850,563)       5,748,086    149,055,078     5,852,655            --
Asset Allocation: Diversified
  Growth # @                          18,917,480   (14,458,188)       4,459,292    303,927,881    46,185,755            --
Stock # @                             26,020,843   (12,911,791)      13,109,052    220,522,063    21,441,005            --
Large Cap Growth # @                   4,352,466    (7,971,593)      (3,619,127)    73,507,091    14,711,367            --
Large Cap Composite # @                1,722,160    (3,044,605)      (1,322,445)    28,573,556     3,782,220            --
Large Cap Value                        4,660,247    (9,148,780)      (4,488,533)    87,079,434     3,823,939            --
Mid Cap Growth #                       9,128,253    (3,415,277)       5,712,976     60,573,473    10,522,553            --
Mid Cap Value # @                      7,252,186    (4,025,152)       3,227,034     70,810,503            --            --
Small Cap #                            5,653,316    (4,291,860)       1,361,456     57,042,944     8,199,059            --
International Equity #                 4,403,065    (2,867,887)       1,535,178     37,859,675     7,834,835            --
Diversified Fixed Income               5,359,492      (247,448)       5,112,044    164,167,015       267,871       386,904
Cash Management #                             50        (3,491)          (3,441)    59,880,915           174           220
Focus Growth #                         9,117,102    (1,091,819)       8,025,283     55,458,718    16,343,570            --
Focus TechNet # @                      3,290,701      (930,995)       2,359,706     21,049,340     9,750,540            --
Focus Growth and Income #              3,996,913      (745,893)       3,251,020     34,855,703     3,735,885            --
Focus Value # @                        1,976,267    (1,129,853)         846,414     33,963,624       713,625            --

----------
*    Expires 2009-2011.
# Post 10/31/02 Capital Loss Deferrals: Multi-Managed Growth $4,939,050, Multi-Managed Moderate Growth $6,147,374, Multi-Managed Income/Equity $2,285,773, Multi-Managed Income $1,978,820, Asset Allocation: Diversified Growth $8,143,782, Stock $8,245,529, Large Cap Growth $1,681,646, Large Cap Composite $829,490, Mid Cap Growth $661,918, Mid Cap Value $778,622, Small Cap $2,611,243, International Equity $1,025,821, Cash Management $255, Focus Growth $1,367,482, Focus TechNet $1,263,103, Focus Growth and Income $346,530, Focus Value $121,776.
@ Post 10/31/02 Currency Loss Deferrals: Multi-Managed Growth $118,649, Multi-Managed Moderate Growth $152,249, Multi-Managed Income/Equity $70,660, Multi-Managed Income $30,776, Asset Allocation: Diversified Growth $42, Stock $9,213, Large Cap Growth $52,839, Large Cap Composite $927, Mid Cap Value $1, Focus TechNet $1,082, Focus Value $6,251.
+ Net capital loss carryovers reported as of March 31, 2003, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that these gains so offset will not be distributed.

4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT: SAAMCo (the "Advisor"), an independent wholly-owned subsidiary of AIG, serves as investment advisor for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between SAAMCo (the "Advisor") and the Trust, on behalf of each Portfolio, each Portfolio pays the Advisor a fee equal to the following percentage of average daily net assets:

                                                                                                MANAGEMENT
     PORTFOLIO                                                            ASSETS                   FEES
     ------------------------------------------------------------------------------------------------------
     Multi-Managed Growth                                        GREATER THAN 0                    0.89%
     Multi-Managed Moderate Growth                               GREATER THAN 0                    0.85%
     Multi-Managed Income/Equity                                 GREATER THAN 0                    0.81%
     Multi-Managed Income                                        GREATER THAN 0                    0.77%
     Asset Allocation: Diversified Growth                        GREATER THAN 0                    0.85%
     Stock                                                       GREATER THAN 0                    0.85%
     Large Cap Growth, Large Cap Composite,                      0-$250 million                    0.80%
     Large Cap Value                                             GREATER THAN $250 million         0.75%
                                                                 GREATER THAN $500 million         0.70%
     Mid Cap Growth, Mid Cap Value,                              0-$250 million                    0.85%
     Small Cap                                                   GREATER THAN $250 million         0.80%
                                                                 GREATER THAN $500 million         0.75%
     International Equity                                        GREATER THAN 0                    1.00%
     Diversified Fixed Income                                    0-$200 million                    0.70%
                                                                 GREATER THAN $200 million         0.65%
                                                                 GREATER THAN $400 million         0.60%
     Cash Management                                             0-$100 million                    0.55%
                                                                 GREATER THAN $100 million         0.50%
                                                                 GREATER THAN $300 million         0.45%
     Focus Growth                                                GREATER THAN 0                    1.00%
     Focus TechNet                                               GREATER THAN 0                    1.20%
     Focus Growth and Income                                     GREATER THAN 0                    1.00%
     Focus Value                                                 GREATER THAN 0                    1.00%

The Agreement authorizes SAAMCo to retain one or more subadvisors to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisors (with the exception of SAAMCo, which acts as Advisor,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisors is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisors' fees. All Subadvisory fees are payable by the Advisor to the respective Subadvisor and do not increase Portfolio expenses. Portfolio management is allocated among the following
Managers:

     PORTFOLIO                                                   SUBADVISOR
     --------------------------------------------------------------------------------------------
     Multi-Managed Growth                           Janus Capital Management LLC
                                                    AIG SunAmerica Asset Management Corp.
                                                    Wellington Management Company, LLP
     Multi-Managed Moderate Growth                  Janus Capital Management LLC
                                                    AIG SunAmerica Asset Management Corp.
                                                    Wellington Management Company, LLP
     Multi-Managed Income/Equity                    Janus Capital Management LLC
                                                    AIG SunAmerica Asset Management Corp.
                                                    Wellington Management Company, LLP

     PORTFOLIO                                                   SUBADVISOR
     --------------------------------------------------------------------------------------------
     Multi-Managed Income                           Janus Capital Management LLC
                                                    AIG SunAmerica Asset Management Corp.
                                                    Wellington Management Company, LLP
     Asset Allocation: Diversified Growth           Putnam Investment Management, Inc.
     Stock                                          T. Rowe Price Associates, Inc.
     Large Cap Growth                               AIG Global Investment Corp.
                                                    Goldman Sachs Asset Management
                                                    Janus Capital Management LLC
     Large Cap Composite                            AIG Global Investment Corp.
                                                    AIG SunAmerica Asset Management Corp.
                                                    T. Rowe Price Associates, Inc.
     Large Cap Value                                AIG Global Investment Corp.
                                                    T. Rowe Price Associates, Inc.
                                                    Wellington Management Company, LLP
     Mid Cap Growth                                 AIG Global Investment Corp.
                                                    T. Rowe Price Associates, Inc.
                                                    Wellington Management Company, LLP
     Mid Cap Value                                  AIG Global Investment Corp.
                                                    Goldman Sachs Asset Management
                                                    Lord, Abbett & Co.
     Small Cap                                      AIG Global Investment Corp.
                                                    Lord, Abbett & Co.
                                                    AIG SunAmerica Asset Management Corp.
     International Equity                           AIG Global Investment Corp.
                                                    Goldman Sachs Asset Management International
                                                    Lord, Abbett & Co.
     Diversified Fixed Income                       AIG Global Investment Corp.
                                                    AIG SunAmerica Asset Management Corp.
                                                    Wellington Management Company, LLP
     Cash Management                                AIG SunAmerica Asset Management Corp.
     Focus Growth                                   Fred Alger Management, Inc.
                                                    Salomon Brothers Asset Management
                                                    Marsico Capital Management, LLC
     Focus TechNet                                  Dresdner RCM Global Investors LLC
                                                    AIG SunAmerica Asset Management Corp.
                                                    BAMCO, Inc.
     Focus Growth and Income                        Harris Associates L.P.
                                                    Marsico Capital Management, LLC
                                                    Thornburg Investment Management, Inc.
     Focus Value                                    American Century Investment Management, Inc.
                                                    Third Avenue Management, LLC
                                                    J.P. Morgan Asset Management, Inc.

Effective June 16, 2003, J.P. Morgan Asset Management, Inc. replaced Thornburg Investment Management, Inc. as subadvisor of the Focus Value Portfolio. Effective September 15, 2003, BAMCO, Inc. replaced SAAMCo, who took over temporarily for Van Wagoner on March 4, 2003, as manager for their portion of the Focus TechNet Portfolio.

The Advisor has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets:

     PORTFOLIO                                                 CLASS 1   CLASS 2   CLASS 3
     -------------------------------------------------------------------------------------
     Large Cap Growth                                            1.10%     1.25%     1.35%
     Large Cap Composite                                         1.10      1.25      1.35
     Large Cap Value                                             1.10      1.25      1.35
     Mid Cap Growth                                              1.15      1.30      1.40
     Mid Cap Value                                               1.15      1.30      1.40
     Small Cap                                                   1.15      1.30      1.40
     International Equity                                        1.30      1.45      1.55
     Diversified Fixed Income                                    1.00      1.15      1.25
     Cash Management                                             0.85      1.00      1.10
     Focus Growth                                                1.30      1.45      1.55
     Focus TechNet                                                 --      1.65      1.75
     Focus Growth and Income                                       --      1.45      1.55
     Focus Value                                                   --      1.45      1.55

The Advisor also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Advisor may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Advisor with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payments to the Advisor and remain in compliance with the foregoing expense limitations.

At September 30, 2003, the amounts repaid to the Advisor which are included in the management fee on the Statement of Operations along with the remaining balance subject to recoupment are as follows:

                                                                       BALANCE
                                                           AMOUNT     SUBJECT TO
     PORTFOLIO                                            RECOUPED    RECOUPMENT
     ---------------------------------------------------------------------------
     Large Cap Growth                                     $  1,214    $   43,194
     Large Cap Composite                                        --       213,997
     Large Cap Value                                        12,805        19,584
     Mid Cap Growth                                            481        88,760
     Mid Cap Value                                           2,445        38,569
     Small Cap                                                  --       128,295
     International Equity                                       --       292,352
     Diversified Fixed Income                               38,169            --
     Cash Management                                        17,208            --
     Focus Growth                                               --       130,814
     Focus TechNet                                              --       269,276
     Focus Growth and Income                                    --       222,064
     Focus Value                                                --       238,420

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to reimburse the Life Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Annuity Contract who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares.

5. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the six months ended September 30, 2003, were as follows:

                              PURCHASES OF PORTFOLIO        SALES OF PORTFOLIO
                            SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.     PURCHASE OF U.S.        SALES OF U.S.
PORTFOLIO                     GOVERNMENT SECURITIES)       GOVERNMENT SECURITIES)    GOVERNMENT SECURITIES  GOVERNMENT SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth             $    57,064,853             $   49,946,486             $  10,130,106          $   9,425,076
Multi-Managed Moderate
  Growth                              87,691,950                 65,615,148                35,042,073             30,880,495
Multi-Managed
  Income/Equity                       58,752,054                 37,620,506                48,751,856             40,908,592
Multi-Managed Income                  43,928,819                 22,587,497                55,579,925             55,118,013
Asset Allocation:
  Diversified Growth                  80,659,531                 64,074,180                50,670,341             47,343,719
Stock                                 53,129,427                 43,952,162                        --                     --
Large Cap Growth                      22,861,291                 14,554,575                        --                     --
Large Cap Composite                   12,201,796                  9,115,105                        --                     --
Large Cap Value                       17,043,114                  8,828,638                        --                     --
Mid Cap Growth                        33,757,604                 23,193,945                        --                     --
Mid Cap Value                         20,797,486                 17,289,570                        --                     --
Small Cap                             44,343,685                 34,664,069                        --                     --
International Equity                   8,249,342                  6,659,914                        --                     --
Diversified Fixed Income              21,659,259                 12,131,587                75,861,043             84,238,005
Cash Management                               --                         --                        --                     --
Focus Growth                          32,623,348                 21,991,868                        --                     --
Focus TechNet                         17,041,646                 12,791,027                        --                     --
Focus Growth and Income               25,979,180                 13,254,201                        --                     --
Focus Value                           34,384,368                 24,890,464                        --                     --

6. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each portfolio were as follows:

                                                                 MULTI-MANAGED GROWTH PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                                               CLASS 1@                                              CLASS 2@
                           --------------------------------------------------   ---------------------------------------------------
                             FOR THE SIX MONTHS           FOR THE YEAR             FOR THE SIX MONTHS           FOR THE YEAR
                                   ENDED                      ENDED                       ENDED                     ENDED
                            SEPTEMBER 30, 2003**         MARCH 31, 2003            SEPTEMBER 30, 2003**        MARCH 31, 2003
                           ----------------------  --------------------------   ------------------------  -------------------------
                            SHARES      AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                           --------  ------------  -----------  -------------   ---------   ------------  ----------  -------------
Shares sold                 192,312  $  1,879,386      317,880  $   2,856,240   1,516,198   $ 14,705,753   2,917,481  $  26,719,123
Reinvested dividends             --            --      102,664        912,890          --             --      82,893        736,317
Shares redeemed            (428,808)   (4,114,896)  (2,410,486)   (21,837,372)   (666,695)    (6,427,308) (2,123,855)   (19,031,076)
                           --------  ------------  -----------  -------------   ---------   ------------  ----------  -------------
Net increase (decrease)    (236,496) $ (2,235,510)  (1,989,942) $ (18,068,242)    849,503   $  8,278,445     876,519  $   8,424,364
                           ========  ============  ===========  =============   =========   ============  ==========  =============

                                                                                           MULTI-MANAGED GROWTH PORTFOLIO
                                                                                ---------------------------------------------------
                                                                                                      CLASS 3
                                                                                ---------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                   FOR THE SIX MONTHS        NOVEMBER 11, 2002*
                                                                                         ENDED                    THROUGH
                                                                                   SEPTEMBER 30, 2003**       MARCH 31, 2003
                                                                                ------------------------  -------------------------
                                                                                  SHARES       AMOUNT       SHARES       AMOUNT
                                                                                ---------   ------------  ----------  -------------
Shares sold                                                                        21,865   $    216,560       7,045  $      63,451
Reinvested dividends                                                                   --             --          89            793
Shares redeemed                                                                    (1,409)       (13,274)     (1,482)       (13,344)
                                                                                ---------   ------------  ----------  -------------
Net increase (decrease)                                                            20,456   $    203,286       5,652  $      50,900
                                                                                =========   ============  ==========  =============

@    See Note 1.
*    Inception of the class.
**   Unaudited.

                                                           MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                                               CLASS 1@                                              CLASS 2@
                           --------------------------------------------------   ---------------------------------------------------
                             FOR THE SIX MONTHS           FOR THE YEAR             FOR THE SIX MONTHS           FOR THE YEAR
                                   ENDED                      ENDED                      ENDED                      ENDED
                            SEPTEMBER 30, 2003**         MARCH 31, 2003            SEPTEMBER 30, 2003**        MARCH 31, 2003
                           ----------------------  --------------------------   ------------------------  -------------------------
                            SHARES      AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                           --------  ------------  -----------  -------------   ---------   ------------  ----------  -------------
Shares sold                 279,716  $  2,976,269      387,635  $   3,814,925   3,111,945   $ 32,712,729   6,691,825  $  66,467,537
Reinvested dividends             --            --      146,952      1,422,661          --             --     200,067      1,934,190
Shares redeemed            (564,092)   (5,918,003)  (2,674,458)   (26,295,184)   (982,712)   (10,308,648) (3,707,251)   (36,247,037)
                           --------  ------------  -----------  -------------   ---------   ------------  ----------  -------------
Net increase (decrease)    (284,376) $ (2,941,734)  (2,139,871) $ (21,057,598)  2,129,233   $ 22,404,081   3,184,641  $  32,154,690
                           ========  ============  ===========  =============   =========   ============  ==========  =============

                                                                                       MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                                                                                ---------------------------------------------------
                                                                                                      CLASS 3
                                                                                ---------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                   FOR THE SIX MONTHS        NOVEMBER 11, 2002*
                                                                                         ENDED                    THROUGH
                                                                                   SEPTEMBER 30, 2003**       MARCH 31, 2003
                                                                                ------------------------  -------------------------
                                                                                  SHARES       AMOUNT       SHARES       AMOUNT
                                                                                ---------   ------------  ----------  -------------
Shares sold                                                                        39,627   $    425,120      18,010  $     173,451
Reinvested dividends                                                                   --             --         119  $       1,149
Shares redeemed                                                                      (185)        (1,947)       (122)        (1,202)
                                                                                ---------   ------------  ----------  -------------
Net increase (decrease)                                                            39,442   $    423,173      18,007  $     173,398
                                                                                =========   ============  ==========  =============

                                                             MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                                               CLASS 1@                                              CLASS 2@
                           --------------------------------------------------   ---------------------------------------------------
                             FOR THE SIX MONTHS           FOR THE YEAR             FOR THE SIX MONTHS           FOR THE YEAR
                                   ENDED                      ENDED                      ENDED                      ENDED
                            SEPTEMBER 30, 2003**         MARCH 31, 2003            SEPTEMBER 30, 2003**        MARCH 31, 2003
                           ----------------------  --------------------------   ------------------------  -------------------------
                            SHARES      AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                           --------  ------------  -----------  -------------   ---------   ------------  ----------  -------------
Shares sold                 301,411  $  3,398,871      583,263  $   6,150,400   3,238,399   $ 35,962,098   6,017,106  $  63,887,017
Reinvested dividends             --            --      138,324      1,446,702          --             --     206,182      2,153,815
Shares redeemed            (356,406)   (3,957,376)  (1,967,010)   (20,824,175)   (853,080)    (9,408,003) (3,207,778)   (33,848,061)
                           --------  ------------  -----------  -------------   ---------   ------------  ----------  -------------
Net increase (decrease)     (54,995) $   (558,505)  (1,245,423) $ (13,227,073)  2,385,319   $ 26,554,095   3,015,510  $  32,192,771
                           ========  ============  ===========  =============   =========   ============  ==========  =============

                                                                                       MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                                                                                ---------------------------------------------------
                                                                                                      CLASS 3
                                                                                ---------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                   FOR THE SIX MONTHS        NOVEMBER 11, 2002*
                                                                                         ENDED                    THROUGH
                                                                                   SEPTEMBER 30, 2003**       MARCH 31, 2003
                                                                                ------------------------  -------------------------
                                                                                  SHARES       AMOUNT       SHARES       AMOUNT
                                                                                ---------   ------------  ----------  -------------
Shares sold                                                                       215,249   $  2,422,211      23,643  $     249,349
Reinvested dividends                                                                   --             --         142          1,484
Shares redeemed                                                                    (4,274)       (47,928)        (97)        (1,037)
                                                                                ---------   ------------  ----------  -------------
Net increase (decrease)                                                           210,975   $  2,374,283      23,688  $     249,796
                                                                                =========   ============  ==========  =============

                                                                  MULTI-MANAGED INCOME PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                                               CLASS 1@                                              CLASS 2@
                           --------------------------------------------------  ----------------------------------------------------
                             FOR THE SIX MONTHS           FOR THE YEAR             FOR THE SIX MONTHS           FOR THE YEAR
                                   ENDED                      ENDED                      ENDED                      ENDED
                            SEPTEMBER 30, 2003**         MARCH 31, 2003            SEPTEMBER 30, 2003**        MARCH 31, 2003
                           ----------------------  --------------------------  -------------------------  -------------------------
                            SHARES      AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                           --------  ------------  -----------  -------------  ----------   ------------  ----------  -------------
Shares sold                 339,770  $  3,988,827      803,659  $   8,951,278   2,833,809   $ 33,023,801   5,878,319  $  65,602,284
Reinvested dividends             --            --      119,558      1,320,473          --             --     183,806      2,027,715
Shares redeemed            (467,873)   (5,479,215)  (1,681,139)   (18,770,488) (1,118,631)   (13,075,031) (2,966,125)   (33,047,457)
                           --------  ------------  -----------  -------------  ----------   ------------  ----------  -------------
Net increase (decrease)    (128,103) $ (1,490,388)    (757,922) $  (8,498,737)  1,715,178   $ 19,948,770   3,096,000  $  34,582,542
                           ========  ============  ===========  =============  ==========   ============  ==========  =============

@    See Note 1.
*    Inception of the class.
**   Unaudited.

                                                                                           MULTI-MANAGED INCOME PORTFOLIO
                                                                                ---------------------------------------------------
                                                                                                      CLASS 3
                                                                                ---------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                   FOR THE SIX MONTHS        NOVEMBER 11, 2002*
                                                                                         ENDED                    THROUGH
                                                                                   SEPTEMBER 30, 2003**       MARCH 31, 2003
                                                                                ------------------------  -------------------------
                                                                                  SHARES       AMOUNT       SHARES       AMOUNT
                                                                                ---------   ------------  ----------  -------------
Shares sold                                                                       141,459   $  1,675,280       6,509  $      73,650
Reinvested dividends                                                                   --             --         164          1,812
Shares redeemed                                                                    (1,931)       (22,598)        (96)        (1,085)
                                                                                ---------   ------------  ----------  -------------
Net increase (decrease)                                                           139,528   $  1,652,682       6,577  $      74,377
                                                                                =========   ============  ==========  =============

                                                         ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------------
                                               CLASS 1@                                              CLASS 2@
                         ----------------------------------------------------  ----------------------------------------------------
                             FOR THE SIX MONTHS           FOR THE YEAR             FOR THE SIX MONTHS           FOR THE YEAR
                                   ENDED                      ENDED                      ENDED                      ENDED
                            SEPTEMBER 30, 2003**         MARCH 31, 2003            SEPTEMBER 30, 2003**        MARCH 31, 2003
                         ------------------------  --------------------------  -------------------------  -------------------------
                           SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                         ----------  ------------  -----------  -------------  ----------   ------------  ----------  -------------
Shares sold                 370,465  $  3,521,098    1,695,765  $  14,994,653   5,111,010   $ 48,294,254  11,692,157  $ 107,083,286
Reinvested dividends             --            --      153,555      1,371,801          --             --     190,996      1,704,927
Shares redeemed          (1,047,730)   (9,951,185)  (3,712,381)   (33,852,480) (2,154,228)   (20,484,084) (5,391,141)   (48,413,792)
                         ----------  ------------  -----------  -------------  ----------   ------------  ----------  -------------
Net increase (decrease)    (677,265) $ (6,430,087)  (1,863,061) $ (17,486,026)  2,956,782   $ 27,810,170   6,492,012  $  60,374,421
                         ==========  ============  ===========  =============  ==========   ============  ==========  =============

                                                                                   ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                                                                                ---------------------------------------------------
                                                                                                      CLASS 3
                                                                                ---------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                   FOR THE SIX MONTHS        NOVEMBER 11, 2002*
                                                                                         ENDED                    THROUGH
                                                                                   SEPTEMBER 30, 2003**       MARCH 31, 2003
                                                                                ------------------------  -------------------------
                                                                                  SHARES       AMOUNT       SHARES       AMOUNT
                                                                                ---------   ------------  ----------  -------------
Shares sold                                                                       212,293   $  2,078,590      29,268  $     255,878
Reinvested dividends                                                                   --             --         142          1,272
Shares redeemed                                                                    (6,054)       (59,219)       (873)        (7,918)
                                                                                ---------   ------------  ----------  -------------
Net increase (decrease)                                                           206,239   $  2,019,371      28,537  $     249,232
                                                                                =========   ============  ==========  =============

                                                                       STOCK PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                                               CLASS 1@                                              CLASS 2@
                           --------------------------------------------------  ----------------------------------------------------
                             FOR THE SIX MONTHS           FOR THE YEAR             FOR THE SIX MONTHS           FOR THE YEAR
                                   ENDED                      ENDED                      ENDED                      ENDED
                            SEPTEMBER 30, 2003**         MARCH 31, 2003            SEPTEMBER 30, 2003**        MARCH 31, 2003
                           ----------------------  --------------------------  -------------------------  -------------------------
                            SHARES      AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                           --------  ------------  -----------  -------------  ----------   ------------  ----------  -------------
Shares sold                 219,748  $  2,799,865    1,513,348  $  17,416,748   2,984,711   $ 37,646,259   7,488,052  $  87,144,575
Reinvested dividends             --            --           --             --          --             --          --             --
Shares redeemed            (799,849)  (10,271,627)  (2,631,413)   (30,207,097) (1,548,346)   (19,848,484) (3,651,577)   (41,277,199)
                           --------  ------------  -----------  -------------  ----------   ------------  ----------  -------------
Net increase (decrease)    (580,101) $ (7,471,762)  (1,118,065) $ (12,790,349)  1,436,365   $ 17,797,775   3,836,475  $  45,867,376
                           ========  ============  ===========  =============  ==========   ============  ==========  =============

                                                                                                  STOCK PORTFOLIO
                                                                                ---------------------------------------------------
                                                                                                      CLASS 3
                                                                                ---------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                   FOR THE SIX MONTHS        NOVEMBER 11, 2002*
                                                                                         ENDED                    THROUGH
                                                                                   SEPTEMBER 30, 2003**       MARCH 31, 2003
                                                                                ------------------------  -------------------------
                                                                                  SHARES       AMOUNT       SHARES       AMOUNT
                                                                                ---------   ------------  ----------  -------------
Shares sold                                                                       117,208   $  1,547,322      18,248  $     203,442
Reinvested dividends                                                                   --             --          --             --
Shares redeemed                                                                    (4,559)       (60,160)       (971)       (11,159)
                                                                                ---------   ------------  ----------  -------------
Net increase (decrease)                                                           112,649   $  1,487,162      17,277  $     192,283
                                                                                =========   ============  ==========  =============

@    See Note 1.
*    Inception of the class.
**   Unaudited.

                                                                  LARGE CAP GROWTH PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                                               CLASS 1@                                              CLASS 2@
                           --------------------------------------------------   ---------------------------------------------------
                             FOR THE SIX MONTHS           FOR THE YEAR             FOR THE SIX MONTHS           FOR THE YEAR
                                   ENDED                      ENDED                      ENDED                      ENDED
                            SEPTEMBER 30, 2003**         MARCH 31, 2003            SEPTEMBER 30, 2003**        MARCH 31, 2003
                           ----------------------  --------------------------   ------------------------  -------------------------
                            SHARES      AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                           --------  ------------  -----------  -------------   ---------   ------------  ----------  -------------
Shares sold                 117,594  $    789,390      298,531  $   1,836,630   2,008,778   $ 13,582,368   4,588,562  $  29,154,367
Reinvested dividends             --            --           --             --          --             --          --             --
Shares redeemed            (273,587)   (1,874,805)    (982,093)    (6,251,400)   (891,874)    (5,977,221) (2,418,230)   (14,917,730)
                           --------  ------------  -----------  -------------   ---------   ------------  ----------  -------------
Net increase (decrease)    (155,993) $ (1,085,415)    (683,562) $  (4,414,770)  1,116,904   $  7,605,147   2,170,332  $  14,236,637
                           ========  ============  ===========  =============   =========   ============  ==========  =============

                                                                                             LARGE CAP GROWTH PORTFOLIO
                                                                                ---------------------------------------------------
                                                                                                      CLASS 3
                                                                                ---------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                   FOR THE SIX MONTHS        NOVEMBER 11, 2002*
                                                                                         ENDED                    THROUGH
                                                                                   SEPTEMBER 30, 2003**       MARCH 31, 2003
                                                                                ------------------------  -------------------------
                                                                                  SHARES       AMOUNT       SHARES       AMOUNT
                                                                                ---------   ------------  ----------  -------------
Shares sold                                                                        17,399   $    119,736      23,894  $     146,453
Reinvested dividends                                                                   --             --          --             --
Shares redeemed                                                                    (1,732)       (11,747)       (237)        (1,533)
                                                                                ---------   ------------  ----------  -------------
Net increase (decrease)                                                            15,667   $    107,989      23,657  $     144,920
                                                                                =========   ============  ==========  =============

                                                                  LARGE CAP COMPOSITE PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                                               CLASS 1@                                              CLASS 2@
                           --------------------------------------------------  ----------------------------------------------------
                             FOR THE SIX MONTHS           FOR THE YEAR             FOR THE SIX MONTHS           FOR THE YEAR
                                   ENDED                      ENDED                      ENDED                      ENDED
                            SEPTEMBER 30, 2003**         MARCH 31, 2003            SEPTEMBER 30, 2003**        MARCH 31, 2003
                           ----------------------  --------------------------  -------------------------  -------------------------
                            SHARES      AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                           --------  ------------  -----------  -------------  ----------   ------------  ----------  -------------
Shares sold                  16,382  $    128,879      158,225  $   1,229,440     652,467   $  5,096,238   1,785,413  $  13,264,235
Reinvested dividends             --            --        2,238         16,282          --             --       4,339         31,535
Shares redeemed             (68,360)     (539,465)    (948,468)    (7,085,898)   (316,583)    (2,434,913)   (975,970)    (7,068,621)
                           --------  ------------  -----------  -------------  ----------   ------------  ----------  -------------
Net increase (decrease)     (51,978) $   (410,586)    (788,005) $  (5,840,176)    335,884   $  2,661,325     813,782  $   6,227,149
                           ========  ============  ===========  =============  ==========   ============  ==========  =============

                                                                                           LARGE CAP COMPOSITE PORTFOLIO
                                                                                ---------------------------------------------------
                                                                                                      CLASS 3
                                                                                ---------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                   FOR THE SIX MONTHS        NOVEMBER 11, 2002*
                                                                                         ENDED                    THROUGH
                                                                                   SEPTEMBER 30, 2003**       MARCH 31, 2003
                                                                                ------------------------  -------------------------
                                                                                  SHARES       AMOUNT       SHARES       AMOUNT
                                                                                ---------   ------------  ----------  -------------
Shares sold                                                                        22,825   $    181,347      14,361  $     103,739
Reinvested dividends                                                                   --             --          25            183
Shares redeemed                                                                       (56)          (455)       (203)        (1,524)
                                                                                ---------   ------------  ----------  -------------
Net increase (decrease)                                                            22,769   $    180,892      14,183  $     102,398
                                                                                =========   ============  ==========  =============

                                                                  LARGE CAP VALUE PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                                               CLASS 1@                                              CLASS 2@
                           --------------------------------------------------  ----------------------------------------------------
                             FOR THE SIX MONTHS           FOR THE YEAR             FOR THE SIX MONTHS           FOR THE YEAR
                                   ENDED                      ENDED                      ENDED                      ENDED
                            SEPTEMBER 30, 2003**         MARCH 31, 2003            SEPTEMBER 30, 2003**        MARCH 31, 2003
                           ----------------------  --------------------------  -------------------------  -------------------------
                            SHARES      AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                           --------  ------------  -----------  -------------  ----------   ------------  ----------  -------------
Shares sold                  86,387  $    790,595      356,315  $   3,195,798   1,455,948   $ 13,249,607   5,342,439  $  46,397,611
Reinvested dividends             --            --       10,770         89,552          --             --      44,700        374,735
Shares redeemed            (143,496)   (1,315,574)    (646,949)    (5,508,388)   (594,694)    (5,363,620) (3,578,239)   (30,066,820)
                           --------  ------------  -----------  -------------  ----------   ------------  ----------  -------------
Net increase (decrease)     (57,109) $   (524,979)    (279,864) $  (2,223,038)    861,254   $  7,885,987   1,808,900  $  16,705,526
                           ========  ============  ===========  =============  ==========   ============  ==========  =============

@    See Note 1.
*    Inception of the class.
**   Unaudited.

                                                                                              LARGE CAP VALUE PORTFOLIO
                                                                               ----------------------------------------------------
                                                                                                      CLASS 3
                                                                               ----------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                   FOR THE SIX MONTHS        NOVEMBER 11, 2002*
                                                                                         ENDED                    THROUGH
                                                                                   SEPTEMBER 30, 2003**       MARCH 31, 2003
                                                                               -------------------------  -------------------------
                                                                                  SHARES       AMOUNT       SHARES       AMOUNT
                                                                               ----------   ------------  ----------  -------------
Shares sold                                                                        33,482   $    311,047      18,145  $     146,452
Reinvested dividends                                                                   --             --          85            713
Shares redeemed                                                                    (1,398)       (12,850)       (180)        (1,561)
                                                                               ----------   ------------  ----------  -------------
Net increase (decrease)                                                            32,084   $    298,197      18,050  $     145,604
                                                                               ==========   ============  ==========  =============

                                                                   MID CAP GROWTH PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                                               CLASS 1@                                              CLASS 2@
                           --------------------------------------------------  ----------------------------------------------------
                             FOR THE SIX MONTHS           FOR THE YEAR             FOR THE SIX MONTHS           FOR THE YEAR
                                   ENDED                      ENDED                      ENDED                      ENDED
                            SEPTEMBER 30, 2003**         MARCH 31, 2003            SEPTEMBER 30, 2003**        MARCH 31, 2003
                           ----------------------  --------------------------  -------------------------  -------------------------
                            SHARES      AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                           --------  ------------  -----------  -------------  ----------   ------------  ----------  -------------
Shares sold                 112,453  $  1,056,834      217,746  $   1,854,774   1,706,488   $ 15,668,761   3,146,631  $  25,768,939
Reinvested dividends             --            --           --             --          --             --          --             --
Shares redeemed            (116,203)   (1,075,743)    (655,638)    (5,206,526)   (602,277)    (5,403,873) (2,316,383)   (18,512,804)
                           --------  ------------  -----------  -------------  ----------   ------------  ----------  -------------
Net increase (decrease)      (3,750) $    (18,909)    (437,892) $  (3,351,752)  1,104,211   $ 10,264,888     830,248  $   7,256,135
                           ========  ============  ===========  =============  ==========   ============  ==========  =============

                                                                                              MID CAP GROWTH PORTFOLIO
                                                                               ----------------------------------------------------
                                                                                                      CLASS 3
                                                                               ----------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                   FOR THE SIX MONTHS        NOVEMBER 11, 2002*
                                                                                         ENDED                    THROUGH
                                                                                   SEPTEMBER 30, 2003**       MARCH 31, 2003
                                                                               -------------------------  -------------------------
                                                                                  SHARES       AMOUNT       SHARES       AMOUNT
                                                                               ----------   ------------  ----------  -------------
Shares sold                                                                        42,854   $    398,864      18,309  $     141,345
Reinvested dividends                                                                   --             --          --             --
Shares redeemed                                                                    (2,900)       (26,778)       (191)        (1,554)
                                                                               ----------   ------------  ----------  -------------
Net increase (decrease)                                                            39,954   $    372,086      18,118  $     139,791
                                                                               ==========   ============  ==========  =============

                                                                  MID CAP VALUE PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                                               CLASS 1@                                              CLASS 2@
                           --------------------------------------------------  ----------------------------------------------------
                             FOR THE SIX MONTHS           FOR THE YEAR             FOR THE SIX MONTHS           FOR THE YEAR
                                   ENDED                      ENDED                      ENDED                      ENDED
                            SEPTEMBER 30, 2003**         MARCH 31, 2003            SEPTEMBER 30, 2003**        MARCH 31, 2003
                           ----------------------  --------------------------  -------------------------  -------------------------
                            SHARES      AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                           --------  ------------  -----------  -------------  ----------   ------------  ----------  -------------
Shares sold                  53,983  $    666,908      350,967  $   4,281,175   1,036,221   $ 12,640,226   3,253,403  $  38,676,029
Reinvested dividends             --            --       18,087        204,604          --             --      66,097        746,791
Shares redeemed            (145,396)   (1,774,123)    (581,596)    (6,619,996)   (592,897)    (6,985,418) (2,413,355)   (27,746,344)
                           --------  ------------  -----------  -------------  ----------   ------------  ----------  -------------
Net increase (decrease)     (91,413) $ (1,107,215)    (212,542) $  (2,134,217)    443,324   $  5,654,808     906,145  $  11,676,476
                           ========  ============  ===========  =============  ==========   ============  ==========  =============

                                                                                               MID CAP VALUE PORTFOLIO
                                                                               ----------------------------------------------------
                                                                                                      CLASS 3
                                                                               ----------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                   FOR THE SIX MONTHS        NOVEMBER 11, 2002*
                                                                                         ENDED                    THROUGH
                                                                                   SEPTEMBER 30, 2003**       MARCH 31, 2003
                                                                               -------------------------  -------------------------
                                                                                  SHARES       AMOUNT       SHARES       AMOUNT
                                                                               ----------   ------------  ----------  -------------
Shares sold                                                                        11,354   $    140,036      13,067  $     143,282
Reinvested dividends                                                                   --             --         142          1,605
Shares redeemed                                                                    (1,060)       (13,018)       (132)        (1,530)
                                                                               ----------   ------------  ----------  -------------
Net increase (decrease)                                                            10,294   $    127,018      13,077  $     143,357
                                                                               ==========   ============  ==========  =============

@    See Note 1.
*    Inception of the class.
**   Unaudited.

                                                                    SMALL CAP PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                                               CLASS 1@                                              CLASS 2@
                           --------------------------------------------------  ----------------------------------------------------
                             FOR THE SIX MONTHS           FOR THE YEAR            FOR THE SIX MONTHS           FOR THE YEAR
                                   ENDED                      ENDED                     ENDED                      ENDED
                            SEPTEMBER 30, 2003**         MARCH 31, 2003          SEPTEMBER 30, 2003**          MARCH 31, 2003
                           ----------------------  --------------------------  -------------------------  -------------------------
                            SHARES      AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                           --------  ------------  -----------  -------------  ----------   ------------  ----------  -------------
Shares sold                 207,521  $  1,605,776      291,398  $   2,036,803   2,204,860   $ 16,295,773   4,033,464  $  27,627,980
Reinvested dividends             --            --           --             --          --             --          --             --
Shares redeemed            (199,600)   (1,488,231)    (608,735)    (3,970,995)   (762,725)    (5,546,912) (2,875,993)   (19,262,841)
                           --------  ------------  -----------  -------------  ----------   ------------  ----------  -------------
Net increase (decrease)       7,921  $    117,545     (317,337) $  (1,934,192)  1,442,135   $ 10,748,861   1,157,471  $   8,365,139
                           ========  ============  ===========  =============  ==========   ============  ==========  =============

                                                                                               SMALL CAP PORTFOLIO
                                                                               ----------------------------------------------------
                                                                                                      CLASS 3
                                                                               ----------------------------------------------------
                                                                                                                FOR THE PERIOD
                                                                                  FOR THE SIX MONTHS          NOVEMBER 11, 2002*
                                                                                        ENDED                      THROUGH
                                                                                 SEPTEMBER 30, 2003**           MARCH 31, 2003
                                                                               -------------------------  -------------------------
                                                                                  SHARES       AMOUNT       SHARES       AMOUNT
                                                                               ----------   ------------  ----------  -------------
Shares sold                                                                        44,908   $    336,482      20,306  $     125,165
Reinvested dividends                                                                   --             --          --             --
Shares redeemed                                                                    (2,878)       (20,943)       (236)        (1,534)
                                                                               ----------   ------------  ----------  -------------
Net increase (decrease)                                                            42,030   $    315,539      20,070  $     123,631
                                                                               ==========   ============  ==========  =============

                                                                 INTERNATIONAL EQUITY PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                                               CLASS 1@                                              CLASS 2@
                           -------------------------------------------------  -----------------------------------------------------
                             FOR THE SIX MONTHS           FOR THE YEAR           FOR THE SIX MONTHS            FOR THE YEAR
                                   ENDED                      ENDED                    ENDED                       ENDED
                            SEPTEMBER 30, 2003**         MARCH 31, 2003         SEPTEMBER 30, 2003**          MARCH 31, 2003
                           ----------------------  -------------------------  -------------------------  --------------------------
                            SHARES      AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT
                           --------  ------------  -----------  ------------  ----------  -------------  -----------  -------------
Shares sold                  34,289   $   201,398      162,925  $    977,960   6,094,442  $  35,974,831   41,241,042  $ 254,840,438
Reinvested dividends             --            --        4,996        27,871          --             --        9,840         54,884
Shares redeemed            (112,279)     (683,040)    (372,612)   (2,244,477) (5,191,424)   (31,023,115) (39,492,122)  (245,572,284)
                           --------  ------------  -----------  ------------  ----------  -------------  -----------  -------------
Net increase (decrease)     (77,990)  $  (481,642)    (204,691) $ (1,238,646)    903,018  $   4,951,716    1,758,760  $   9,323,038
                           ========  ============  ===========  ============  ==========  =============  ===========  =============

                                                                                           INTERNATIONAL EQUITY PORTFOLIO
                                                                               ----------------------------------------------------
                                                                                                      CLASS 3
                                                                               ----------------------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                   FOR THE SIX MONTHS        NOVEMBER 11, 2002*
                                                                                         ENDED                    THROUGH
                                                                                   SEPTEMBER 30, 2003**       MARCH 31, 2003
                                                                               -------------------------  -------------------------
                                                                                 SHARES       AMOUNT        SHARES        AMOUNT
                                                                               ----------  -------------  ----------  -------------
Shares sold                                                                     1,163,301  $  7,056,252       28,402  $     156,403
Reinvested dividends                                                                   --            --           44            244
Shares redeemed                                                                (1,125,224)   (6,912,771)        (257)        (1,485)
                                                                               ----------  -------------  ----------  -------------
Net increase (decrease)                                                            38,077  $    143,481       28,189  $     155,162
                                                                               ==========  =============  ==========  =============

                                                                DIVERSIFIED FIXED INCOME PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                                               CLASS 1@                                              CLASS 2@
                           --------------------------------------------------  ----------------------------------------------------
                             FOR THE SIX MONTHS           FOR THE YEAR            FOR THE SIX MONTHS            FOR THE YEAR
                                   ENDED                      ENDED                     ENDED                       ENDED
                            SEPTEMBER 30, 2003**         MARCH 31, 2003          SEPTEMBER 30, 2003**          MARCH 31, 2003
                           ----------------------  --------------------------  -------------------------  -------------------------
                            SHARES      AMOUNT       SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                           --------  ------------  -----------  -------------  ----------  -------------  ----------  -------------
Shares sold                 116,801  $  1,263,837      808,868  $   8,333,951   4,447,263  $ 48,016,467   18,773,080  $ 193,492,513
Reinvested dividends             --            --        7,734         80,912          --            --       45,902        479,663
Shares redeemed            (339,252)   (3,654,081)    (693,979)    (7,125,321) (4,121,350)  (44,299,698) (11,066,231)  (113,729,493)
                           --------  ------------  -----------  -------------  ----------  ------------- -----------  -------------
Net increase (decrease)    (222,451) $ (2,390,244)     122,623  $   1,289,542     325,913  $  3,716,769    7,752,751  $  80,242,683
                           ========  ============  ===========  =============  ==========  ============= ===========  =============

@    See Note 1.
*    Inception of the class.
**   Unaudited.

                                                                                         DIVERSIFIED FIXED INCOME PORTFOLIO
                                                                               ----------------------------------------------------
                                                                                                      CLASS 3
                                                                               ----------------------------------------------------
                                                                                                                FOR THE PERIOD
                                                                                   FOR THE SIX MONTHS         NOVEMBER 11, 2002*
                                                                                         ENDED                     THROUGH
                                                                                   SEPTEMBER 30, 2003**        MARCH 31, 2003
                                                                               -------------------------  -------------------------
                                                                                 SHARES       AMOUNT       SHARES       AMOUNT
                                                                               ----------  -------------  ----------  -------------
Shares sold                                                                       358,901  $   3,895,244      91,881  $     973,147
Reinvested dividends                                                                   --             --          41            425
Shares redeemed                                                                  (231,789)    (2,485,946)       (268)        (2,828)
                                                                               ----------  -------------  ----------  -------------
Net increase (decrease)                                                           127,112  $   1,409,298      91,654  $     970,744
                                                                               ----------  -------------  ----------  -------------

                                                                   CASH MANAGEMENT PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                                               CLASS 1@                                              CLASS 2@
                           --------------------------------------------------  ----------------------------------------------------
                             FOR THE SIX MONTHS           FOR THE YEAR             FOR THE SIX MONTHS           FOR THE YEAR
                                   ENDED                      ENDED                      ENDED                      ENDED
                            SEPTEMBER 30, 2003**         MARCH 31, 2003            SEPTEMBER 30, 2003**        MARCH 31, 2003
                           ----------------------  --------------------------  ------------------------  --------------------------
                            SHARES      AMOUNT       SHARES        AMOUNT        SHARES       AMOUNT       SHARES        AMOUNT
                           --------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
Shares sold                 233,086  $  2,529,180      995,256  $  10,859,045   6,995,649  $ 75,749,498   27,108,759  $ 295,331,610
Reinvested dividends             --            --        8,593         93,011          --            --       56,209        607,687
Shares redeemed            (214,067)   (2,322,565)  (1,183,763)   (12,910,618) (7,401,910)  (80,146,494) (25,125,429)  (273,761,440)
                           --------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
Net increase (decrease)      19,019  $    206,615     (179,914) $  (1,958,562)   (406,261) $ (4,396,996)   2,039,539  $  22,177,857
                           ========  ============  ===========  =============  ==========  ============  ===========  =============

                                                                                              CASH MANAGEMENT PORTFOLIO
                                                                               ----------------------------------------------------
                                                                                                      CLASS 3
                                                                               ----------------------------------------------------
                                                                                                                FOR THE PERIOD
                                                                                   FOR THE SIX MONTHS         NOVEMBER 11, 2002*
                                                                                         ENDED                     THROUGH
                                                                                   SEPTEMBER 30, 2003**        MARCH 31, 2003
                                                                               -------------------------  -------------------------
                                                                                 SHARES        AMOUNT       SHARES       AMOUNT
                                                                               ----------   ------------  ----------  -------------
Shares sold                                                                       765,704   $  8,286,022      49,144  $     532,674
Reinvested dividends                                                                   --             --         120          1,301
Shares redeemed                                                                  (758,042)    (8,203,494)    (17,098)      (184,947)
                                                                               ----------   ------------  ----------  -------------
Net increase (decrease)                                                             7,662   $     82,528      32,166  $     349,028
                                                                               ==========   ============  ==========  =============

                                                                    FOCUS GROWTH PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                                               CLASS 1@                                              CLASS 2@
                           --------------------------------------------------  ----------------------------------------------------
                             FOR THE SIX MONTHS           FOR THE YEAR            FOR THE SIX MONTHS            FOR THE YEAR
                                   ENDED                      ENDED                     ENDED                      ENDED
                            SEPTEMBER 30, 2003**         MARCH 31, 2003          SEPTEMBER 30, 2003**          MARCH 31, 2003
                           ----------------------  --------------------------  ------------------------  --------------------------
                            SHARES      AMOUNT       SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                           --------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
Shares sold                 165,179  $  1,057,127      220,233  $   1,299,288   2,835,282  $ 18,409,059    4,156,088  $  24,388,250
Reinvested dividends             --            --           --             --          --            --           --             --
Shares redeemed             (87,776)     (583,661)    (349,737)    (2,067,701) (1,014,895)   (6,320,120)  (2,765,517)   (16,057,904)
                           --------  ------------  -----------  -------------  ----------  ------------  -----------  -------------
Net increase (decrease)      77,403  $    473,466     (129,504) $    (768,413)  1,820,387  $ 12,088,939    1,390,571  $   8,330,346
                           ========  ============  ===========  =============  ==========  ============  ===========  =============

                                                                                               FOCUS GROWTH PORTFOLIO
                                                                               ----------------------------------------------------
                                                                                                      CLASS 3
                                                                               ----------------------------------------------------
                                                                                                                FOR THE PERIOD
                                                                                  FOR THE SIX MONTHS          NOVEMBER 11, 2002*
                                                                                        ENDED                     THROUGH
                                                                                 SEPTEMBER 30, 2003**          MARCH 31, 2003
                                                                               ------------------------  --------------------------
                                                                                 SHARES       AMOUNT       SHARES        AMOUNT
                                                                               ----------  ------------  -----------  -------------
Shares sold                                                                        61,467  $    412,885       18,297  $     104,256
Reinvested dividends                                                                   --            --           --             --
Shares redeemed                                                                      (607)       (4,170)        (258)        (1,520)
                                                                               ----------  ------------  -----------  -------------
Net increase (decrease)                                                            60,860  $    408,715       18,039  $     102,736
                                                                               ==========  ============  ===========  =============

@    See Note 1.
*    Inception of the class.
**   Unaudited.

                                                                   FOCUS TECHNET PORTFOLIO
                         ----------------------------------------------------------------------------------------------------------
                                               CLASS 2@                                              CLASS 3
                         ----------------------------------------------------  ----------------------------------------------------
                                                                                                                 FOR THE PERIOD
                             FOR THE SIX MONTHS           FOR THE YEAR            FOR THE SIX MONTHS           NOVEMBER 11, 2002*
                                   ENDED                      ENDED                     ENDED                       THROUGH
                            SEPTEMBER 30, 2003**         MARCH 31, 2003          SEPTEMBER 30, 2003**           MARCH 31, 2003
                         ------------------------  --------------------------  -------------------------  -------------------------
                           SHARES       AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT
                         ----------  ------------  -----------  -------------  ----------  -------------  ----------  -------------
Shares sold               3,019,730  $ 11,499,060    5,749,117  $  17,418,656      49,791  $     199,719      35,674  $     101,742
Reinvested dividends             --            --           --             --          --             --          --             --
Shares redeemed          (1,654,790)   (5,902,960)  (4,504,522)   (14,144,822)     (2,129)        (8,728)       (523)        (1,629)
                         ----------  ------------  -----------  -------------  ----------  -------------  ----------  -------------
Net increase (decrease)   1,364,940  $  5,596,100    1,244,595  $   3,273,834      47,662  $     190,991      35,151  $     100,113
                         ==========  ============  ===========  =============  ==========  =============  ==========  =============

                                                              FOCUS GROWTH AND INCOME PORTFOLIO
                         ----------------------------------------------------------------------------------------------------------
                                               CLASS 2@                                              CLASS 3
                         ----------------------------------------------------  ----------------------------------------------------
                                                                                                                 FOR THE PERIOD
                             FOR THE SIX MONTHS           FOR THE YEAR            FOR THE SIX MONTHS           NOVEMBER 11, 2002*
                                   ENDED                      ENDED                     ENDED                       THROUGH
                            SEPTEMBER 30, 2003**         MARCH 31, 2003          SEPTEMBER 30, 2003**           MARCH 31, 2003
                         ------------------------  --------------------------  -------------------------  -------------------------
                           SHARES       AMOUNT       SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                         ----------  ------------  -----------  -------------  ----------  -------------  ----------  -------------
Shares sold               2,158,984  $ 17,141,737    2,654,947  $  19,080,980      54,527  $     433,415      15,731  $     109,514
Reinvested dividends             --            --           --             --          --             --          --             --
Shares redeemed            (567,347)   (4,440,052)  (2,402,765)   (17,709,362)       (609)        (5,007)       (213)        (1,513)
                         ----------  ------------  -----------  -------------  ----------  -------------  ----------  -------------
Net increase (decrease)   1,591,637  $ 12,701,685      252,182  $   1,371,618      53,918  $     428,408      15,518  $     108,001
                         ==========  ============  ===========  =============  ==========  =============  ==========  =============

                                                                   FOCUS VALUE PORTFOLIO
                         ----------------------------------------------------------------------------------------------------------
                                               CLASS 2@                                              CLASS 3
                         ----------------------------------------------------  ----------------------------------------------------
                                                        FOR THE PERIOD                                           FOR THE PERIOD
                             FOR THE SIX MONTHS        OCTOBER 16, 2001*           FOR THE SIX MONTHS          NOVEMBER 11, 2002*
                                   ENDED                    THROUGH                      ENDED                      THROUGH
                            SEPTEMBER 30, 2003**         MARCH 31, 2002            SEPTEMBER 30, 2003**         MARCH 31, 2003
                         ------------------------  --------------------------  -------------------------  -------------------------
                           SHARES       AMOUNT       SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                         ----------  ------------  -----------  -------------  ----------  -------------  ----------  -------------
Shares sold               1,317,329  $ 13,949,278    2,796,946  $  27,428,294      20,322  $     222,605      12,891  $     117,109
Reinvested dividends             --            --       71,929        650,156          --             --         425          3,844
Shares redeemed            (477,478)   (4,953,205)  (2,366,985)   (23,883,325)       (540)        (6,082)       (166)        (1,597)
                         ----------  ------------  -----------  -------------  ----------  -------------  ----------  -------------
Net increase (decrease)     839,851  $  8,996,073      501,890  $   4,195,125      19,782  $     216,523      13,150  $     119,356
                         ==========  ============  ===========  =============  ==========  =============  ==========  =============

@    See Note 1.
*    Inception of the class.
**   Unaudited.

7. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with affiliated brokers during the six months ended September 30, 2003:

                                                                 FRED
                                                CITIGROUP        ALGER     GOLDMAN,                                   M.J.
                                BARON            GLOBAL         & CO.,      SACHS &    JBWERE,    J.P. MORGAN       WHITMAN,
                             CAPITAL, INC.    MARKETS, INC.      INC.         CO.       INC.    SECURITIES, INC.      LLC
                             -------------    -------------   ---------    --------   --------  ----------------   ----------
Large Cap Growth                 $      --       $       --   $      --    $  1,541   $     --        $       --     $     --
Mid Cap Value                           --               --          --         705         --                --           --
International Equity                    --               --          --       1,020        685                --           --
Focus Growth                            --              275      27,735          --         --                --           --
Focus TechNet                        6,550               --          --          --         --                --           --
Focus Growth and Income                 --               --          --          --         --             2,303           --
Focus Value                             --               --          --          --         --                38       13,622

SAAMCo, the investment advisor, is a wholly-owned subsidiary of AIG. As disclosed in the investment portfolios, certain Portfolios own securities in issuers referred to as an affiliate company. Affiliated companies include AIG or an affiliate thereof and issuers of which AIG holds 5% or more ownership. During the six months ended September 30, 2003, transactions in securities of AIG and subsidiaries of AIG were as follows:

                                                                                      REALIZED
PORTFOLIO                                                  SECURITY                  GAIN (LOSS)    INCOME
-----------------------------------------------------------------------------------------------------------
Asset Allocation: Diversified Growth          American International Group, Inc.     $        --   $  1,365
                                              AIG SunAmerica Global Financing VI             215         42
Large Cap Composite                           American International Group, Inc.              --        243
Large Cap Value                               American International Group, Inc.              --      1,660
Mid Cap Growth                                Transatlantic Holdings, Inc.                    --          3
Mid Cap Value                                 21st Century Insurance Group                (1,924)        --
                                              Transatlantic Holdings, Inc.                   486         60
Small Cap                                     21st Century Insurance Group                    --         11

8. INVESTMENT CONCENTRATION: All Portfolios except the Cash Management Portfolio may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversifcation of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Portfolio. At September 30, 2003, the International Equity Portfolio had approximately 18.4% and 17.6% of its net assets invested in equity securities of companies domiciled in Japan and United Kingdom, respectively.

9. COMMITMENTS AND CONTINGENCIES: The Trust has established committed and uncommitted lines of credit with State Street Bank & Trust Co., the Trust's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit, which is included in interest expenses in the Statement of Operations. Borrowings under the line of credit will commence when the Portfolio's cash shortfall exceeds $100,000. During the six months ended September 30, 2003, the following Portfolios had borrowings:

                                                 DAYS       INTEREST   AVERAGE DEBT   WEIGHTED AVERAGE
PORTFOLIO                                     OUTSTANDING   CHARGES     UTILIZED         INTEREST
---------                                     -----------   --------   ------------   ----------------
Multi-Managed Growth                              60        $  2,707   $    981,958         1.64%
Multi-Managed Moderate Growth                     42           1,642        873,215         1.60
Multi-Managed Income/Equtiy                       21             589        644,215         1.56
Multi-Managed Income                              29             283        224,356         1.57
Asset Allocation: Diversified Growth               1              51      1,006,325         1.81
Large Cap Growth                                   8              68        194,910         1.55
Large Cap Composite                                5              33        156,242         1.53
Small Cap                                          5              75        350,426         1.55
Focus TechNet                                     17             181        215,307         1.79

At September 30, 2003, there were no borrowings outstanding.

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2003, none of the Portfolios participated in the program.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECT DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
PERIOD

                                                                     DIVIDENDS
                                                                     DECLARED     DIVIDENDS      NET                     NET
             NET ASSET      NET       NET REALIZED &                 FROM NET     FROM NET      ASSET                   ASSETS
               VALUE     INVESTMENT     UNREALIZED      TOTAL FROM    INVEST-     REALIZED      VALUE                   END OF
  PERIOD     BEGINNING    INCOME      GAIN (LOSS) ON    INVESTMENT     MENT        GAIN ON      END OF      TOTAL       PERIOD
  ENDED      OF PERIOD    (LOSS)*      INVESTMENTS*     OPERATIONS*   INCOME     INVESTMENTS    PERIOD     RETURN**     (000'S)
--------------------------------------------------------------------------------------------------------------------------------
                                        Multi-Managed Growth Portfolio Class 1

3/31/99       $ 12.85     $  0.16        $   4.41       $   4.57      $ (0.18)    $  (0.03)    $  17.21      35.98%    $  69,712
3/31/00         17.21        0.18            7.72           7.90        (0.19)       (3.44)       21.48      49.03       103,976
3/31/01         21.48        0.30           (6.30)         (6.00)       (0.06)       (3.26)       12.16     (30.90)       97,476
3/31/02         12.16        0.16           (1.09)         (0.93)       (0.20)       (0.43)       10.60      (7.77)       84,012
3/31/03         10.60        0.12           (1.87)         (1.75)       (0.15)          --         8.70     (16.57)       51,638
9/30/03+         8.70        0.04            1.27           1.31           --           --        10.01      15.06        57,044

                                        Multi-Managed Growth Portfolio Class 2

10/16/00-
3/31/01^        19.41        0.11           (4.05)         (3.94)       (0.06)       (3.26)       12.15     (23.61)       11,088
3/31/02         12.15        0.13           (1.07)         (0.94)       (0.18)       (0.43)       10.60      (7.83)       49,770
3/31/03         10.60        0.10           (1.87)         (1.77)       (0.14)          --         8.69     (16.71)       48,414
9/30/03+         8.69        0.03            1.27           1.30           --           --         9.99      14.96        64,152

                                        Multi-Managed Growth Portfolio Class 3

11/11/02-
3/31/03^         9.00        0.03           (0.20)         (0.17)       (0.14)          --         8.69      (1.90)           49
9/30/03+         8.69        0.02            1.27           1.29           --           --         9.98      14.84           261

                                    Multi-Managed Moderate Growth Portfolio Class 1

3/31/99         12.37        0.28            3.10           3.38        (0.23)       (0.02)       15.50      27.73        75,694
3/31/00         15.50        0.33            5.24           5.57        (0.30)       (2.17)       18.60      37.90       107,421
3/31/01         18.60        0.44           (4.25)         (3.81)       (0.10)       (2.48)       12.21     (22.41)      104,548
3/31/02         12.21        0.27           (0.90)         (0.63)       (0.25)       (0.29)       11.04      (5.27)       96,218
3/31/03         11.04        0.21           (1.45)         (1.24)       (0.21)          --         9.59     (11.26)       63,068
9/30/03+         9.59        0.07            1.10           1.17           --           --        10.76      12.20        67,716

                                    Multi-Managed Moderate Growth Portfolio Class 2

10/16/00-
3/31/01^        17.42        0.17           (2.82)         (2.65)       (0.09)       (2.48)       12.20     (17.24)       13,305
3/31/02         12.20        0.24           (0.88)         (0.64)       (0.23)       (0.29)       11.04      (5.35)       81,687
3/31/03         11.04        0.18           (1.45)         (1.27)       (0.20)          --         9.57     (11.48)      101,321
9/30/03+         9.57        0.07            1.09           1.16           --           --        10.73      12.12       136,469

                                    Multi-Managed Moderate Growth Portfolio Class 3

11/11/02-
3/31/03^         9.83        0.05           (0.11)         (0.06)       (0.20)          --         9.57      (0.58)          172
9/30/03+         9.57        0.05            1.10           1.15           --           --        10.72      12.02           616

                                     Multi-Managed Income/Equity Portfolio Class 1

3/31/99         11.79        0.43            1.57           2.00        (0.36)       (0.10)       13.33      17.27        62,121
3/31/00         13.33        0.49            1.87           2.36        (0.41)       (0.99)       14.29      18.52        74,778
3/31/01         14.29        0.54           (1.79)         (1.25)       (0.16)       (0.95)       11.93      (9.21)       72,843
3/31/02         11.93        0.41           (0.54)         (0.13)       (0.34)       (0.35)       11.11      (1.15)       68,230
3/31/03         11.11        0.34           (0.62)         (0.28)       (0.29)          --        10.54      (2.47)       51,615
9/30/03+        10.54        0.14            0.63           0.77           --           --        11.31       7.31        54,768

                                     Multi-Managed Income/Equity Portfolio Class 2

10/16/00-
3/31/01^        13.92        0.22           (1.10)         (0.88)       (0.16)       (0.95)       11.93      (6.82)        7,515
3/31/02         11.93        0.37           (0.52)         (0.15)       (0.33)       (0.35)       11.10      (1.38)       64,073
3/31/03         11.10        0.31           (0.60)         (0.29)       (0.29)          --        10.52      (2.61)       92,470
9/30/03+        10.52        0.13            0.64           0.77           --           --        11.29       7.32       126,078

                                     Multi-Managed Income/Equity Portfolio Class 3

11/11/02-
3/31/03^        10.71        0.08           0.02           0.10         (0.29)          --        10.52       0.93           249
9/30/03+        10.52        0.09           0.67           0.76           --            --        11.28       7.22         2,646

                              RATIO OF
                                NET
               RATIO OF      INVESTMENT
             EXPENSES TO     INCOME TO
  PERIOD      AVERAGE NET      AVERAGE     PORTFOLIO
  ENDED         ASSETS       NET ASSETS    TURNOVER
----------------------------------------------------
       Multi-Managed Growth Portfolio Class 1

3/31/99          1.19%          1.11%         124%
3/31/00          1.15           0.98          117
3/31/01          1.06           1.73          123
3/31/02          1.05           1.35          102
3/31/03          1.09           1.25          106
9/30/03+         1.09#          0.78#          55

       Multi-Managed Growth Portfolio Class 2

10/16/00-
3/31/01^         1.19#          1.79#         123
3/31/02          1.20           1.15          102
3/31/03          1.24           1.09          106
9/30/03+         1.24#          0.63#          55

       Multi-Managed Growth Portfolio Class 3

11/11/02-
3/31/03^         1.39#          0.88#         106
9/30/03+         1.34#          0.49#          55

  Multi-Managed Moderate Growth Portfolio Class 1

3/31/99          1.16           2.08          105
3/31/00          1.10           1.97          108
3/31/01          1.01           2.72          118
3/31/02          0.99           2.28          102
3/31/03          1.00           2.06          108
9/30/03+         0.98#          1.42#          55

   Multi-Managed Moderate Growth Portfolio Class 2

10/16/00-
3/31/01^         1.14#          2.80#         118
3/31/02          1.14           2.04          102
3/31/03          1.15           1.88          108
9/30/03+         1.13#          1.26#          55

   Multi-Managed Moderate Growth Portfolio Class 3

11/11/02-
3/31/03^         1.28#          1.70#         108
9/30/03+         1.23#          1.13#          55

   Multi-Managed Income/Equity Portfolio Class 1

3/31/99          1.14           3.51           65
3/31/00          1.10           3.61           68
3/31/01          1.04           4.01           86
3/31/02          1.00           3.49           62
3/31/03          0.98           3.17           85
9/30/03+         0.95#          2.49#          51

   Multi-Managed Income/Equity Portfolio Class 2

10/16/00-
3/31/01^         1.16#          4.02#          86
3/31/02          1.14           3.24           62
3/31/03          1.13           2.98           85
9/30/03+         1.10#          2.33#          51

   Multi-Managed Income/Equity Portfolio Class 3

11/11/02-
3/31/03^         1.26#          2.67#          85
9/30/03+         1.20#          2.18#          51

----------
  *  Calculated based upon average shares outstanding.
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.
  #  Annualized.
  +  Unaudited.
  ^  Inception date of class.

See Notes to Financial Statements.

                                                                     DIVIDENDS
                                                                     DECLARED     DIVIDENDS      NET                     NET
             NET ASSET      NET       NET REALIZED &                 FROM NET     FROM NET      ASSET                   ASSETS
               VALUE     INVESTMENT     UNREALIZED      TOTAL FROM    INVEST-     REALIZED      VALUE                   END OF
  PERIOD     BEGINNING    INCOME      GAIN (LOSS) ON    INVESTMENT     MENT        GAIN ON      END OF      TOTAL       PERIOD
  ENDED      OF PERIOD    (LOSS)*      INVESTMENTS*     OPERATIONS*   INCOME     INVESTMENTS    PERIOD     RETURN**     (000'S)
--------------------------------------------------------------------------------------------------------------------------------
                                        Multi-Managed Income Portfolio Class 1

3/31/99       $ 11.29     $  0.53        $   0.72        $   1.25     $ (0.40)    $  (0.07)    $  12.07      11.19%    $  50,250
3/31/00         12.07        0.57            0.49            1.06       (0.54)       (0.40)       12.19       9.16        54,037
3/31/01         12.19        0.61           (0.53)           0.08       (0.14)       (0.48)       11.65       0.60        52,683
3/31/02         11.65        0.51           (0.40)           0.11       (0.40)       (0.16)       11.20       0.88        52,122
3/31/03         11.20        0.45           (0.02)           0.43       (0.35)          --        11.28       3.87        43,960
9/30/03+        11.28        0.18            0.39            0.57          --           --        11.85       5.05        44,659

                                        Multi-Managed Income Portfolio Class 2

10/16/00-
3/31/01^        12.31        0.25           (0.29)          (0.04)      (0.14)       (0.48)       11.65      (0.40)        5,113
3/31/02         11.65        0.48           (0.40)           0.08       (0.38)       (0.16)       11.19       0.65        45,459
3/31/03         11.19        0.41              --            0.41       (0.34)          --        11.26       3.74        80,625
9/30/03+        11.26        0.17            0.39            0.56          --           --        11.82       4.97       104,904

                                        Multi-Managed Income Portfolio Class 3

11/11/02-
3/31/03^        11.34        0.14            0.12            0.26       (0.34)          --        11.26       2.37            74
9/30/03+        11.26        0.15            0.40            0.55          --           --        11.81       4.88         1,726

                                Asset Allocation: Diversified Growth Portfolio Class 1

3/31/99         11.71        0.14            0.90            1.04       (0.12)          --        12.63       9.02       117,663
3/31/00         12.63        0.21            2.04            2.25       (0.22)       (0.71)       13.95      18.14       161,058
3/31/01         13.95        0.28           (2.45)          (2.17)      (0.07)       (0.63)       11.08     (16.04)      154,240
3/31/02         11.08        0.17           (0.32)          (0.15)      (0.16)       (0.07)       10.70      (1.34)      138,550
3/31/03         10.70        0.15           (2.28)          (2.13)      (0.12)          --         8.45     (19.98)       93,728
9/30/03+         8.45        0.08            1.24            1.32          --           --         9.77      15.62       101,740

                                Asset Allocation: Diversified Growth Portfolio Class 2

10/16/00-
3/31/01^        13.04        0.10           (1.37)          (1.27)      (0.07)       (0.63)       11.07     (10.29)       17,465
3/31/02         11.07        0.13           (0.28)          (0.15)      (0.15)       (0.07)       10.70      (1.49)      110,186
3/31/03         10.70        0.13           (2.28)          (2.15)      (0.11)          --         8.44     (20.11)      141,724
9/30/03+         8.44        0.07            1.24            1.31          --           --         9.75      15.52       192,553

                                Asset Allocation: Diversified Growth Portfolio Class 3

11/11/02-
3/31/03^         9.00        0.02           (0.47)          (0.45)      (0.11)          --         8.44      (5.02)          241
9/30/03+         8.44        0.05            1.25            1.30          --           --         9.74      15.40         2,287

                                                Stock Portfolio Class 1

3/31/99         14.66        0.03            1.84            1.87       (0.02)       (0.30)       16.21      13.05        97,047
3/31/00         16.21       (0.01)           4.47            4.46          --        (1.07)       19.60      28.35       132,831
3/31/01         19.60        0.01           (4.03)          (4.02)         --        (1.23)       14.35     (21.62)      128,896
3/31/02         14.35        0.01            0.62            0.63       (0.01)       (0.61)       14.36       4.36       114,656
3/31/03         14.36        0.01           (3.36)          (3.35)         --           --        11.01     (23.33)       75,591
9/30/03+        11.01        0.01            2.10            2.11          --           --        13.12      19.16        82,430

                                                Stock Portfolio Class 2

10/16/00-
3/31/01^        18.58        0.02           (3.03)          (3.01)         --        (1.23)       14.34     (17.37)       14,671
3/31/02         14.34       (0.02)           0.62            0.60          --        (0.61)       14.33       4.18        89,106
3/31/03         14.33          --           (3.36)          (3.36)         --           --        10.97     (23.45)      110,306
9/30/03+        10.97          --            2.09            2.09          --           --        13.06      19.05       150,047

                                                Stock Portfolio Class 3

11/11/02-
3/31/03^        11.34          --           (0.37)          (0.37)         --           --        10.97      (3.26)          189
9/30/03+        10.97       (0.01)           2.09            2.08          --           --        13.05      18.96         1,695

                              RATIO OF
                                NET
               RATIO OF      INVESTMENT
             EXPENSES TO     INCOME TO
  PERIOD      AVERAGE NET      AVERAGE     PORTFOLIO
  ENDED         ASSETS       NET ASSETS    TURNOVER
----------------------------------------------------
       Multi-Managed Income Portfolio Class 1

3/31/99          1.06%(1)       4.50%(1)      43%
3/31/00          1.06(1)        4.72(1)       61
3/31/01          1.06(1)        5.04(1)       85
3/31/02          1.05(1)        4.40(1)       57
3/31/03          0.96           3.97          94
9/30/03+         0.93#          3.14#         60

       Multi-Managed Income Portfolio Class 2

10/16/00-
3/31/01^         1.20#          4.86#         85
3/31/02          1.20(1)        4.15(1)       57
3/31/03          1.12           3.75          94
9/30/03+         1.08#          2.97#         60

       Multi-Managed Income Portfolio Class 3

11/11/02-
3/31/03^         1.21#          3.24#         94
9/30/03+         1.18#          2.74#         60

Asset Allocation: Diversified Growth Portfolio Class 1

3/31/99          1.21(1)        1.21(1)      149
3/31/00          1.21           1.58         156
3/31/01          0.98@          2.12@        193
3/31/02          0.96           1.53         233
3/31/03          0.95           1.58         143
9/30/03+         0.94#          1.77#         48

Asset Allocation: Diversified Growth Portfolio Class 2

10/16/00-
3/31/01^         1.12#@         1.95#@       193
3/31/02          1.11           1.22         233
3/31/03          1.11           1.42         143
9/30/03+         1.09#          1.60#         48

Asset Allocation: Diversified Growth Portfolio Class 3

11/11/02-
3/31/03^         1.22#          0.68#        143
9/30/03+         1.19#          1.30#         48

               Stock Portfolio Class 1

3/31/99          1.10           0.20          52
3/31/00          1.06          (0.05)         75
3/31/01          0.95           0.07          77
3/31/02          0.95           0.04          59
3/31/03          0.95           0.11          45
9/30/03+         0.94#          0.12#         21

               Stock Portfolio Class 2

10/16/00-
3/31/01^         1.08#          0.11#         77
3/31/02          1.10          (0.13)         59
3/31/03          1.10          (0.03)         45
9/30/03+         1.09#         (0.03)#        21

               Stock Portfolio Class 3

11/11/02-
3/31/03^         1.22#         (0.04)#        45
9/30/03+         1.18#         (0.13)#        21

----------
  *  Calculated based upon average shares outstanding.
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.
  #  Annualized.
  @  Gross of custody credits of 0.01%.
  +  Unaudited.
  ^  Inception date of class.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                                          3/31/99  3/31/00  3/31/01  3/31/02
                                                                                          -------  -------  -------  -------
Multi-Managed Income Portfolio Class 1                                                     0.01%    0.02%    0.03%    (0.04)%
Multi-Managed Income Portfolio Class 2                                                       --       --       --     (0.05)
Multi-Managed Income Portfolio Class 3                                                       --       --       --        --
Asset Allocation: Diversified Growth Portfolio Class 1                                     0.01       --       --        --
Asset Allocation: Diversified Growth Portfolio Class 2                                       --       --       --        --
Asset Allocation: Diversified Growth Portfolio Class 3                                       --       --       --        --

See Notes to Financial Statements.

                                                                     DIVIDENDS
                                                                     DECLARED     DIVIDENDS      NET                     NET
             NET ASSET      NET       NET REALIZED &                 FROM NET     FROM NET      ASSET                   ASSETS
               VALUE     INVESTMENT     UNREALIZED      TOTAL FROM    INVEST-     REALIZED      VALUE                   END OF
  PERIOD     BEGINNING    INCOME      GAIN (LOSS) ON    INVESTMENT     MENT        GAIN ON      END OF      TOTAL       PERIOD
  ENDED      OF PERIOD    (LOSS)*      INVESTMENTS*     OPERATIONS*   INCOME     INVESTMENTS    PERIOD     RETURN**     (000'S)
--------------------------------------------------------------------------------------------------------------------------------
                                                Large Cap Growth Portfolio Class 1

2/8/99-
3/31/99^      $ 10.00     $    --        $   0.77        $   0.77     $     --    $     --     $  10.77       7.70%    $  14,916
3/31/00         10.77       (0.04)           4.53            4.49        (0.01)      (0.30)       14.95      41.95        27,860
3/31/01         14.95       (0.01)          (5.35)          (5.36)       (0.02)      (1.19)        8.38     (37.78)       26,094
3/31/02          8.38          --           (0.40)          (0.40)          --          --         7.98      (4.77)       21,905
3/31/03          7.98          --           (1.99)          (1.99)          --          --         5.99     (24.94)       12,337
9/30/03+         5.99          --            1.00            1.00           --          --         6.99      16.69        13,318

                                                Large Cap Growth Portfolio Class 2

10/16/00-
3/31/01^        12.65        0.01           (3.07)          (3.06)       (0.02)      (1.19)        8.38     (26.48)        9,073
3/31/02          8.38       (0.02)          (0.39)          (0.41)          --          --         7.97      (4.89)       38,180
3/31/03          7.97          --           (2.00)          (2.00)          --          --         5.97     (25.09)       41,534
9/30/03+         5.97          --            0.99            0.99           --          --         6.96      16.58        56,248

                                                Large Cap Growth Portfolio Class 3

11/11/02-
3/31/03^         6.27          --           (0.31)          (0.31)          --          --         5.96      (4.94)          141
9/30/03+         5.96       (0.01)           1.01            1.00           --          --         6.96      16.78           274

                                              Large Cap Composite Portfolio Class 1

2/8/99-
3/31/99^        10.00        0.01            0.43            0.44           --          --        10.44       4.40        11,834
3/31/00         10.44        0.01            2.64            2.65        (0.02)      (0.02)       13.05      25.42        18,672
3/31/01         13.05          --           (3.02)          (3.02)          --       (0.73)        9.30     (24.05)       14,265
3/31/02          9.30        0.01           (0.11)          (0.10)          --       (0.01)        9.19      (1.10)       12,889
3/31/03          9.19        0.03           (2.32)          (2.29)       (0.03)         --         6.87     (24.99)        4,219
9/30/03+         6.87        0.01            1.15            1.16           --          --         8.03      16.89         4,515

                                              Large Cap Composite Portfolio Class 2

10/16/00-
3/31/01^        12.23          --           (2.20)          (2.20)          --       (0.73)        9.30     (18.96)        3,046
3/31/02          9.30          --           (0.11)          (0.11)          --       (0.01)        9.18      (1.24)       15,204
3/31/03          9.18        0.02           (2.33)          (2.31)       (0.01)         --         6.86     (25.13)       16,939
9/30/03+         6.86          --            1.15            1.15           --          --         8.01      16.76        22,480

                                              Large Cap Composit Portfolio Class 3

11/11/02-
3/31/03^         7.22        0.01           (0.36)          (0.35)       (0.01)         --         6.86      (4.81)           97
9/30/03+         6.86          --            1.15            1.15           --          --         8.01      16.76           296

                                                Large Cap Value Portfolio Class 1

2/8/99-
3/31/99^        10.00        0.02            0.19            0.21           --          --        10.21       2.10        13,625
3/31/00         10.21        0.13            0.44            0.57        (0.11)      (0.26)       10.41       5.59        16,751
3/31/01         10.41        0.12            1.05            1.17        (0.12)      (0.77)       10.69      11.14        17,942
3/31/02         10.69        0.10            0.15            0.25        (0.06)      (0.28)       10.60       2.43        17,457
3/31/03         10.60        0.11           (2.84)          (2.73)       (0.03)      (0.04)        7.80     (25.86)       10,653
9/30/03+         7.80        0.06            1.50            1.56           --          --         9.36      20.00        12,262

                                                Large Cap Value Portfolio Class 2

10/16/00-
3/31/01^        10.86        0.04            0.67            0.71        (0.11)      (0.77)       10.69       6.51         8,396
3/31/02         10.69        0.08            0.15            0.23        (0.04)      (0.28)       10.60       2.28        51,550
3/31/03         10.60        0.09           (2.85)          (2.76)       (0.02)      (0.04)        7.78     (26.09)       51,942
9/30/03+         7.78        0.05            1.51            1.56           --          --         9.34      20.05        70,396

                                                Large Cap Value Portfolio Class 3

11/11/02-
3/31/03^         8.27        0.03           (0.46)          (0.43)       (0.02)      (0.04)        7.78      (5.27)          140
9/30/03+         7.78        0.04            1.52            1.56           --          --         9.34      20.05           468

                              RATIO OF
                                NET
               RATIO OF      INVESTMENT
             EXPENSES TO     INCOME TO
  PERIOD      AVERAGE NET      AVERAGE     PORTFOLIO
  ENDED       ASSETS(1)     NET ASSETS(1)  TURNOVER
----------------------------------------------------
         Large Cap Growth Portfolio Class 1

2/8/99-
3/31/99^          1.10%#       0.20%#          6%
3/31/00           1.10++      (0.31)++        74
3/31/01           1.10@       (0.07)@         40
3/31/02           1.10        (0.03)          43
3/31/03           1.10         0.06           58
9/30/03+          1.10#        0.03#          24

         Large Cap Growth Portfolio Class 2

10/16/00-
3/31/01^          1.25#@       0.05#@         40
3/31/02           1.25        (0.19)          43
3/31/03           1.25        (0.07)          58
9/30/03+          1.25#       (0.12)#         24

         Large Cap Growth Portfolio Class 3

11/11/02-
3/31/03^          1.35#       (0.01)#         58
9/30/03+          1.35#       (0.21)#         24

       Large Cap Composite Portfolio Class 1

2/8/99-
3/31/99^          1.10#         0.55#          8
3/31/00           1.10++        0.08++        38
3/31/01           1.10@        (0.03)@        64
3/31/02           1.10          0.16          64
3/31/03           1.10          0.33          59
9/30/03+          1.10#         0.26#         38

       Large Cap Composite Portfolio Class 2

10/16/00-
3/31/01^          1.25#@        0.08#@        64
3/31/02           1.25            --          64
3/31/03           1.25          0.23          59
9/30/03+          1.25#         0.11#         38

       Large Cap Composit Portfolio Class 3

11/11/02-
3/31/03^          1.28#         0.31#         59
9/30/03+          1.35#           --#         38

        Large Cap Value Portfolio Class 1

2/8/99-
3/31/99^          1.10#         1.53#          5
3/31/00           1.10++        1.21++        52
3/31/01           1.10@         1.08@         49
3/31/02           1.10          0.90          30
3/31/03           1.10          1.19          32
9/30/03+          1.10#         1.24#         12

         Large Cap Value Portfolio Class 2

10/16/00-
3/31/01^          1.25#@        0.84#@        49
3/31/02           1.25          0.72          30
3/31/03           1.25          1.07          32
9/30/03+          1.25#         1.08#         12

         Large Cap Value Portfolio Class 3

11/11/02-
3/31/03^          1.28#         1.14#         32
9/30/03+          1.35#         0.90#         12

----------
  *  Calculated based upon average shares outstanding.
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.
  #  Annualized.
 ++ The ratios reflect an expense cap of 1.10% which is net of custody credits of (0.01%), (0.02%) and (0.02%) for the Large Cap Growth Class 1, Large Cap Composite Class 1 and Large Cap Value Class 1, respectively, or waivers/reimbursements if applicable.
  @ The ratios reflect an expense cap of 1.10% and 1.25% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.
  +  Unaudited.
  ^  Inception date of class.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                        3/31/99  3/31/00  3/31/01  3/31/02  3/31/03  9/30/03#+
                                                                        -------  -------  -------  -------  -------  ---------
Large Cap Growth Portfolio Class 1                                       1.02%    0.21%    0.26%    0.05%     0.06%     0.01%
Large Cap Growth Portfolio Class 2                                         --       --     0.19     0.04      0.06      0.01
Large Cap Growth Portfolio Class 3                                         --       --       --       --      0.10      0.01
Large Cap Composite Portfolio Class 1                                    1.23     0.40     0.59     0.46      0.44      0.46
Large Cap Composite Portfolio Class 2                                      --       --     0.62     0.43      0.49      0.46
Large Cap Composite Portfolio Class 3                                      --       --       --       --      0.68      0.46
Large Cap Value Portfolio Class 1                                        1.06     0.31     0.54     0.10     (0.02)    (0.03)
Large Cap Value Portfolio Class 2                                          --       --     0.39     0.06     (0.02)    (0.03)
Large Cap Value Portfolio Class 3                                          --       --       --       --      0.09     (0.03)

See Notes to Financial Statements.

                                                                     DIVIDENDS
                                                                     DECLARED     DIVIDENDS      NET                     NET
             NET ASSET      NET       NET REALIZED &                 FROM NET     FROM NET      ASSET                   ASSETS
               VALUE     INVESTMENT     UNREALIZED      TOTAL FROM    INVEST-     REALIZED      VALUE                   END OF
  PERIOD     BEGINNING    INCOME      GAIN (LOSS) ON    INVESTMENT     MENT        GAIN ON      END OF      TOTAL       PERIOD
  ENDED      OF PERIOD    (LOSS)*      INVESTMENTS*     OPERATIONS*   INCOME     INVESTMENTS    PERIOD     RETURN**     (000'S)
--------------------------------------------------------------------------------------------------------------------------------
                                        Mid Cap Growth Portfolio Class 1
2/8/99-
3/31/99^      $ 10.00     $    --        $   0.46        $   0.46     $     --    $     --     $  10.46       4.60%    $  13,887
3/31/00         10.46       (0.09)           7.94            7.85           --       (0.36)       17.95      75.89        28,059
3/31/01         17.95       (0.10)          (5.35)          (5.45)          --       (3.16)        9.34     (34.29)       18,897
3/31/02          9.34       (0.07)           0.80            0.73           --          --        10.07       7.82        18,380
3/31/03         10.07       (0.06)          (2.33)          (2.39)          --          --         7.68     (23.73)       10,649
9/30/03+         7.68       (0.03)           2.17            2.14           --          --         9.82      27.86        13,586

                                        Mid Cap Growth Portfolio Class 2

10/16/00-
3/31/01^        15.69       (0.04)          (3.16)          (3.20)          --       (3.16)        9.33     (24.91)        7,499
3/31/02          9.33       (0.08)           0.80            0.72           --          --        10.05       7.72        33,843
3/31/03         10.05       (0.07)          (2.33)          (2.40)          --          --         7.65     (23.88)       32,110
9/30/03+         7.65       (0.04)           2.17            2.13           --          --         9.78      27.84        51,843

                                        Mid Cap Growth Portfolio Class 3

11/11/02-
3/31/03^         7.76       (0.03)          (0.08)          (0.11)          --          --         7.65      (1.42)          139
9/30/03+         7.65       (0.04)           2.16            2.12           --          --         9.77      27.71           567

                                        Mid Cap Value Portfolio Class 1

2/8/99-
3/31/99^        10.00        0.02           (0.04)          (0.02)          --          --         9.98      (0.20)       13,088
3/31/00          9.98        0.11            0.84            0.95        (0.09)      (0.32)       10.52       9.76        16,640
3/31/01         10.52        0.13            2.49            2.62        (0.11)      (0.88)       12.15      25.38        21,103
3/31/02         12.15        0.10            1.93            2.03        (0.09)      (0.68)       13.41      17.38        16,222
3/31/03         13.41        0.11           (2.73)          (2.62)       (0.02)      (0.16)       10.61     (19.61)       10,584
9/30/03+        10.61        0.05            2.18            2.23           --          --        12.84      21.02        11,629

                                        Mid Cap Value Portfolio Class 2

10/16/00-
3/31/01^        11.76        0.05           (0.43)          (0.38)       (0.11)       0.88        12.15      12.13         7,358
3/31/02         12.15        0.09            1.92            2.01        (0.08)      (0.68)       13.40      17.13        46,746
3/31/03         13.40        0.10           (2.73)          (2.63)       (0.02)      (0.16)       10.59     (19.73)       46,557
9/30/03+        10.59        0.04            2.17            2.21           --          --        12.80      20.87        61,950

                                        Mid Cap Value Portfolio Class 3

11/11/02-
3/31/03^        11.07        0.04           (0.34)          (0.30)       (0.02)      (0.16)       10.59      (2.84)          138
9/30/03+        10.59        0.04            2.16            2.20           --          --        12.79      20.77           299

                                         Small Cap Portfolio Class 1

2/8/99-
3/31/99^        10.00          --           (0.09)          (0.09)          --          --         9.91      (0.90)       11,140
3/31/00          9.91       (0.03)           4.65            4.62        (0.01)      (0.44)       14.08      46.99        21,144
3/31/01         14.08       (0.02)          (3.91)          (3.93)          --       (2.12)        8.03     (30.20)       14,611
3/31/02          8.03       (0.02)           0.35            0.33           --          --         8.36       4.11        13,864
3/31/03          8.36       (0.03)          (2.32)          (2.35)          --          --         6.01     (28.11)        8,061
9/30/03+         6.01       (0.02)           1.78            1.76           --          --         7.77      29.28        10,481

                                        Small Cap Portfolio Class 2

10/16/00-
3/31/01^        12.39          --           (2.25)          (2.25)          --       (2.12)        8.02     (20.76)        4,578
3/31/02          8.02       (0.04)           0.36            0.32           --          --         8.34       3.99        29,363
3/31/03          8.34       (0.03)          (2.32)          (2.35)          --          --         5.99     (28.18)       28,013
9/30/03+         5.99       (0.02)           1.77            1.75           --          --         7.74      29.22        47,341

                                        Small Cap Portfolio Class 3

11/11/02-
3/31/03^         6.19       (0.01)          (0.19)          (0.20)          --          --         5.99      (3.23)          120
9/30/03+         5.99       (0.03)           1.77            1.74           --          --         7.73      29.05           480

                              RATIO OF
                                NET
               RATIO OF      INVESTMENT
             EXPENSES TO     INCOME TO
  PERIOD      AVERAGE NET      AVERAGE     PORTFOLIO
  ENDED       ASSETS(1)     NET ASSETS(1)  TURNOVER
----------------------------------------------------
           Mid Cap Growth Portfolio Class 1

2/8/99-
3/31/99^          1.15%#       (0.15)%#        5%
3/31/00           1.15++       (0.68)++       68
3/31/01           1.15@        (0.72)@        68
3/31/02           1.15         (0.72)         70
3/31/03           1.15         (0.71)        117
9/30/03+          1.15#        (0.75)#        43

           Mid Cap Growth Portfolio Class 2

10/16/00-
3/31/01^          1.30#@       (0.68)#@       68
3/31/02           1.30         (0.86)         70
3/31/03           1.30         (0.86)        117
9/30/03+          1.30#        (0.90)#        43

           Mid Cap Growth Portfolio Class 3

11/11/02-
3/31/03^          1.40#        (0.98)#       117
9/30/03+          1.40#        (0.99)#        43

            Mid Cap Value Portfolio Class 1

2/8/99-
3/31/99^          1.15#         1.60#          6
3/31/00           1.15          1.02          72
3/31/01           1.15          1.10          62
3/31/02           1.15          0.82          59
3/31/03           1.15          0.95          61
9/30/03+          1.15#         0.89#         27

            Mid Cap Value Portfolio Class 2

10/16/00-
3/31/01^          1.30#         0.99#         62
3/31/02           1.30          0.69          59
3/31/03           1.30          0.83          61
9/30/03+          1.30#         0.74#         27

            Mid Cap Value Portfolio Class 3

11/11/02-
3/31/03^          1.40#         0.97#         61
9/30/03+          1.40#         0.65#         27

              Small Cap Portfolio Class 1

2/8/99-
3/31/99^          1.15#         0.31#          3
3/31/00           1.15         (0.24)        103
3/31/01           1.15         (0.16)        138
3/31/02           1.15         (0.25)        101
3/31/03           1.15         (0.37)         91
9/30/03+          1.15#        (0.50)#        76

              Small Cap Portfolio Class 2

10/16/00-
3/31/01^          1.30#        (0.08)#       138
3/31/02           1.30         (0.45)        101
3/31/03           1.30         (0.52)         91
9/30/03+          1.30#        (0.65)#        76

              Small Cap Portfolio Class 3

11/11/02-
3/31/03^          1.40#        (0.58)#        91
9/30/03+          1.40#        (0.75)#        76

----------
  *  Calculated based upon average shares outstanding.
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance company. If such expenses had been included, total return would have been lower.
  #  Annualized.
 ++ The ratios reflect an expense cap of 1.15% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable.
  @ The ratios reflect an expense cap of 1.15% and 1.30% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.
  +  Unaudited.
  ^  Inception date of class.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                        3/31/99  3/31/00  3/31/01  3/31/02  3/31/03  9/30/03#+
                                                                        -------  -------  -------  -------  -------  ---------
Mid Cap Growth Portfolio Class 1                                         1.07%    0.22%    0.33%    0.15%    0.12%     0.05%
Mid Cap Growth Portfolio Class 2                                           --       --     0.32     0.12     0.13      0.05
Mid Cap Growth Portfolio Class 3                                           --       --       --       --     0.19      0.05
Mid Cap Value Portfolio Class 1                                          1.08     0.32     0.49     0.16    (0.01)       --
Mid Cap Value Portfolio Class 2                                            --       --     0.34     0.12    (0.01)       --
Mid Cap Value Portfolio Class 3                                            --       --       --       --    (0.01)       --
Small Cap Portfolio Class 1                                              1.31     0.30     0.52     0.30     0.17      0.10
Small Cap Portfolio Class 2                                                --       --     0.54     0.26     0.18      0.10
Small Cap Portfolio Class 3                                                --       --       --       --     0.25      0.10

See Notes to Financial Statements.

                                                                     DIVIDENDS
                                                                     DECLARED     DIVIDENDS      NET                     NET
             NET ASSET      NET       NET REALIZED &                 FROM NET     FROM NET      ASSET                   ASSETS
               VALUE     INVESTMENT     UNREALIZED      TOTAL FROM    INVEST-     REALIZED      VALUE                   END OF
  PERIOD     BEGINNING    INCOME      GAIN (LOSS) ON    INVESTMENT     MENT        GAIN ON      END OF      TOTAL       PERIOD
  ENDED      OF PERIOD    (LOSS)*      INVESTMENTS*     OPERATIONS*   INCOME     INVESTMENTS    PERIOD     RETURN**     (000'S)
--------------------------------------------------------------------------------------------------------------------------------
                                International Equity Portfolio Class 1

2/8/99-
3/31/99^      $ 10.00     $  0.02        $   0.32        $   0.34     $     --    $     --     $  10.34       3.40%    $  13,693
3/31/00         10.34        0.01            3.21            3.22        (0.06)      (0.30)       13.20      31.36        20,390
3/31/01         13.20        0.02           (4.44)          (4.42)          --       (0.47)        8.31     (34.10)       12,802
3/31/02          8.31        0.03           (0.93)          (0.90)          --       (0.05)        7.36     (10.84)        9,076
3/31/03          7.36        0.03           (2.24)          (2.21)       (0.03)         --         5.12     (30.12)        5,273
9/30/03+         5.12        0.03            1.33            1.36           --          --         6.48      26.56         6,159

                                International Equity Portfolio Class 2

10/16/00-
3/31/01^        10.77        0.02           (2.02)          (2.00)          --       (0.47)        8.30     (19.33)        5,223
3/31/02          8.30        0.01           (0.91)          (0.90)          --       (0.05)        7.35     (10.86)       18,895
3/31/03          7.35        0.02           (2.24)          (2.22)       (0.01)         --         5.12     (30.17)       22,167
9/30/03+         5.12        0.03            1.32            1.35           --          --         6.47      26.37        33,838

                                International Equity Portfolio Class 3

11/11/02-
3/31/03^         5.69          --           (0.56)          (0.56)       (0.01)         --         5.12      (9.79)          144
9/30/03+         5.12        0.02            1.32            1.34           --          --         6.46      26.17           428

                                Diversified Fixed Income Portfolio Class 1

2/8/99-
3/31/99^        10.00        0.06           (0.12)          (0.06)          --          --         9.94      (0.60)       15,229
3/31/00          9.94        0.53           (0.42)           0.11        (0.42)         --         9.63       1.22        16,784
3/31/01          9.63        0.57            0.24            0.81        (0.57)         --         9.87       8.66        16,428
3/31/02          9.87        0.44           (0.26)           0.18        (0.29)         --         9.76       1.82        14,972
3/31/03          9.76        0.36            0.63            0.99        (0.05)         --        10.70      10.14        17,731
9/30/03+        10.70        0.16            0.08            0.24           --          --        10.94       2.24        15,690

                                Diversified Fixed Income Portfolio Class 2

10/16/00-
3/31/01^         9.99        0.24            0.21            0.45        (0.57)         --         9.87       4.71         6,655
3/31/02          9.87        0.40           (0.24)           0.16        (0.28)         --         9.75       1.57        48,365
3/31/03          9.75        0.32            0.65            0.97        (0.04)         --        10.68      10.00       135,818
9/30/03+        10.68        0.15            0.08            0.23           --          --        10.91       2.15       142,242

                                 Diversified Fixed Income Portfolio Class 3

11/11/02-
3/31/03^        10.49        0.09            0.13            0.22        (0.04)         --        10.67       2.15           978
9/30/03+        10.67        0.14            0.08            0.22           --          --        10.89       2.06         2,383

                                        Cash Management Portfolio Class 1

2/8/99-
3/31/99^        10.00        0.06              --            0.06           --          --        10.06       0.60         2,021
3/31/00         10.06        0.45            0.01            0.46        (0.28)         --        10.24       4.59         4,123
3/31/01         10.24        0.56            0.02            0.58        (0.11)         --        10.71       5.73         4,897
3/31/02         10.71        0.24            0.01            0.25        (0.07)         --        10.89       2.32         8,283
3/31/03         10.89        0.10              --            0.10        (0.15)         --        10.84       0.89         6,297
9/30/03+        10.84        0.02              --            0.02           --          --        10.86       0.18         6,514

                                        Cash Management Portfolio Class 2

10/16/00-
3/31/01^        10.56        0.18            0.07            0.25        (0.11)         --        10.70       2.40        10,424
3/31/02         10.70        0.21            0.03            0.24        (0.05)         --        10.89       2.27        34,724
3/31/03         10.89        0.07              --            0.07        (0.14)         --        10.82       0.66        56,597
9/30/03+        10.82        0.01              --            0.01           --          --        10.83       0.09        52,251

                                        Cash Management Portfolio Class 3

11/11/02-
3/31/03^        10.95        0.01              --            0.01        (0.14)         --        10.82       0.11           348
9/30/03+        10.82          --              --              --           --          --        10.82         --           431

                              RATIO OF
                                NET
               RATIO OF      INVESTMENT
             EXPENSES TO     INCOME TO
  PERIOD      AVERAGE NET      AVERAGE     PORTFOLIO
  ENDED       ASSETS(1)     NET ASSETS(1)  TURNOVER
----------------------------------------------------
         International Equity Portfolio Class 1

2/8/99-
3/31/99^          1.30%#        1.43%#         7%
3/31/00           1.30++        0.12++        54
3/31/01           1.30          0.18          26
3/31/02           1.30          0.45          72
3/31/03           1.30          0.53          53
9/30/03+          1.30#         1.11#         21

         International Equity Portfolio Class 2

10/16/00-
3/31/01^          1.45#         0.36#         26
3/31/02           1.45          0.12          72
3/31/03           1.45          0.31          53
9/30/03+          1.45#         0.90#         21

         International Equity Portfolio Class 3

11/11/02-
3/31/03^          1.55#         0.15#         53
9/30/03+          1.55#         0.91#         21

       Diversified Fixed Income Portfolio Class 1

2/8/99-
3/31/99^          1.00#         4.53#         30
3/31/00           1.00          5.48          46
3/31/01           1.00@         5.81@         27
3/31/02           1.00          4.50          44
3/31/03           1.00          3.47          60
9/30/03+          0.89#         2.93#         66

       Diversified Fixed Income Portfolio Class 2

10/16/00-
3/31/01^          1.15#@        5.84#@        27
3/31/02           1.15          4.10          44
3/31/03           1.15          3.25          60
9/30/03+          1.04#         2.79#         66

       Diversified Fixed Income Portfolio Class 3

11/11/02-
3/31/03^          1.25#         2.68#         60
9/30/03+          1.12#         2.70#         66

            Cash Management Portfolio Class 1

2/8/99-
3/31/99^          0.85#         3.97#         --
3/31/00           0.85          4.63          --
3/31/01           0.85          5.45          --
3/31/02           0.85          2.24          --
3/31/03           0.85          0.86          --
9/30/03+          0.81#         0.35#         --

            Cash Management Portfolio Class 2

10/16/00-
3/31/01^          1.00#         4.52#         --
3/31/02           1.00          1.91          --
3/31/03           1.00          0.67          --
9/30/03+          0.96#         0.20#         --

            Cash Management Portfolio Class 3

11/11/02-
3/31/03^          1.10#         0.25#         --
9/30/03+          1.04#         0.09#         --

----------
  *  Calculated based upon average shares outstanding.
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.
  #  Annualized.
 ++ The ratios reflect an expense cap of 1.30% which is net of custody credits of (0.02%) or waivers/reimbursements if applicable.
  @ The ratios reflect an expense cap of 1.00% and 1.15% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.
  +  Unaudited.
  ^  Inception date of class.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                        3/31/99  3/31/00  3/31/01  3/31/02  3/31/03  9/30/03#+
                                                                        -------  -------  -------  -------  -------  ---------
International Equity Portfolio Class 1                                   2.29%    0.63%    1.01%    0.82%    0.46%     0.39%
International Equity Portfolio Class 2                                     --       --     1.01     0.75     0.46      0.39
International Equity Portfolio Class 2                                     --       --       --       --     0.49      0.39
Diversified Fixed Income Portfolio Class 1                               0.91     0.31     0.61     0.17     0.01     (0.05)
Diversified Fixed Income Portfolio Class 2                                 --       --     0.51     0.10       --     (0.05)
Diversified Fixed Income Portfolio Class 3                                 --       --       --       --     0.14     (0.05)
Cash Management Portfolio Class 1                                        7.56     2.10     1.98       --    (0.01)    (0.17)
Cash Management Portfolio Class 2                                          --       --     0.80       --    (0.02)    (0.17)
Cash Management Portfolio Class 2                                          --       --       --       --     0.03     (0.17)

See Notes to Financial Statements.

                                                                     DIVIDENDS
                                                                     DECLARED     DIVIDENDS      NET                     NET
             NET ASSET      NET       NET REALIZED &                 FROM NET     FROM NET      ASSET                   ASSETS
               VALUE     INVESTMENT     UNREALIZED      TOTAL FROM    INVEST-     REALIZED      VALUE                   END OF
  PERIOD     BEGINNING    INCOME      GAIN (LOSS) ON    INVESTMENT     MENT        GAIN ON      END OF      TOTAL       PERIOD
  ENDED      OF PERIOD    (LOSS)*      INVESTMENTS*     OPERATIONS*   INCOME     INVESTMENTS    PERIOD     RETURN**     (000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Focus Growth Portfolio Class 1

7/5/00-
3/31/01^      $ 10.00     $    --        $  (2.81)       $  (2.81)    $    --     $     --     $   7.19     (28.10)%  $   18,787
3/31/02          7.19       (0.04)          (0.09)          (0.13)         --           --         7.06      (1.81)        8,039
3/31/03          7.06       (0.03)          (1.54)          (1.57)         --           --         5.49     (22.24)        5,535
9/30/03+         5.49       (0.02)           1.41            1.39          --           --         6.88      25.32         7,466

                                                 Focus Growth Portfolio Class 2

10/16/00-
3/31/01^         8.93          --           (1.74)          (1.74)         --           --         7.19     (19.48)       10,972
3/31/02          7.19       (0.06)          (0.08)          (0.14)         --           --         7.05      (1.95)       33,720
3/31/03          7.05       (0.03)          (1.55)          (1.58)         --           --         5.47     (22.41)       33,763
9/30/03+         5.47       (0.03)           1.41            1.38          --           --         6.85      25.23        54,728

                                               Focus Growth Portfolio Class 3

11/11/02-
3/31/03^         5.70       (0.01)          (0.22)          (0.23)         --           --         5.47      (4.04)           99
9/30/03+         5.47       (0.04)           1.41            1.37          --           --         6.84      25.05           540

                                               Focus TechNet Portfolio Class 2

12/29/00-
3/31/01^        10.00       (0.01)          (4.27)          (4.28)         --           --         5.72     (42.80)        5,860
3/31/02          5.72       (0.09)          (1.22)          (1.31)         --           --         4.41     (22.90)       12,522
3/31/03          4.41       (0.04)          (1.53)          (1.57)         --           --         2.84     (35.60)       11,585
9/30/03+         2.84       (0.03)           1.41            1.38          --           --         4.22      48.59        22,987

                                               Focus TechNet Portfolio Class 3

11/11/02-
3/31/03^         2.85       (0.02)           0.01           (0.01)         --           --         2.84      (0.35)          100
9/30/03+         2.84       (0.03)           1.41            1.38          --           --         4.22      48.59           349

                                        Focus Growth and Income Portfolio Class 2

12/29/00-
3/31/01^        10.00        0.01           (1.58)          (1.57)         --           --         8.43     (15.70)        6,435
3/31/02          8.43       (0.03)          (0.08)          (0.11)         --           --         8.32      (1.25)       21,393
3/31/03          8.32       (0.03)          (1.51)          (1.54)         --           --         6.78     (18.51)       19,142
9/30/03+         6.78       (0.01)           1.40            1.39          --           --         8.17      20.50        36,068

                                        Focus Growth and Income Portfolio Class 3

11/11/02-
3/31/03^         6.96       (0.01)          (0.17)          (0.18)         --           --         6.78      (2.59)         105
9/30/03+         6.78       (0.02)           1.40            1.38          --           --         8.16      20.35          567

                                                Focus Value Class 2

10/1/01-
3/31/02^        10.00       (0.01)           1.80            1.79          --        (0.11)       11.68      17.90        19,589
3/31/03         11.68        0.07           (2.63)          (2.56)      (0.10)(1)    (0.25)        8.77     (22.00)       19,105
9/30/03+         8.77        0.02            2.46            2.48          --           --        11.25      28.28        33,963

                                                Focus Value Class 3

11/11/02-
3/31/03^         9.12          --              --              --       (0.10)(1)    (0.25)        8.77      (0.12)          115
9/30/03+         8.77        0.01            2.46            2.47          --           --        11.24      28.16           370

                              RATIO OF
                                 NET
                RATIO OF      INVESTMENT
              EXPENSES TO     INCOME TO
  PERIOD       AVERAGE NET      AVERAGE     PORTFOLIO
  ENDED       ASSETS(2)     NET ASSETS(2)    TURNOVER
-----------------------------------------------------
                 Focus Growth Portfolio Class 1

7/5/00-
3/31/01^          1.30%#++     (0.01)%#++    195%
3/31/02           1.30         (0.61)        189
3/31/03           1.30         (0.44)        143
9/30/03+          1.30#        (0.69)#        48

                 Focus Growth Portfolio Class 2

10/16/00-
3/31/01^          1.45#++       0.06#++      195
3/31/02           1.45         (0.78)        189
3/31/03           1.45         (0.59)        143
9/30/03+          1.45#        (0.85)#        48

                Focus Growth Portfolio Class 3

11/11/02-
3/31/03^          1.55#        (0.66)#       143
9/30/03+          1.55#        (1.02)#        48

                Focus TechNet Portfolio Class 2

12/29/00-
3/31/01^          1.65#++      (0.51)#++     160
3/31/02           1.65@        (1.22)@       357
3/31/03           1.65         (1.46)        253
9/30/03+          1.65#        (1.44)#        94

            Focus TechNet Portfolio Class 3

11/11/02-
3/31/03^          1.68#        (1.52)#       253
9/30/03+          1.75#        (1.55)#        94

        Focus Growth and Income Portfolio Class 2

12/29/00-
3/31/01^          1.45#++       0.28#++       71
3/31/02           1.45@        (0.37)@       187
3/31/03           1.45         (0.37)        180
9/30/03+          1.45#        (0.39)#        53

        Focus Growth and Income Portfolio Class 3

11/11/02-
3/31/03^          1.55#        (0.44)#       180
9/30/03+          1.55#        (0.49)#        53

                   Focus Value Class 2

10/1/01-
3/31/02^          1.45#@       (0.27)#@       81
3/31/03           1.45          0.71         190
9/30/03+          1.45#         0.30#        106

                   Focus Value Class 3

11/11/02-
3/31/03^          1.55#        (0.12)#       190
9/30/03+          1.55#         0.22#        106

----------
  *  Calculated based upon average shares outstanding.
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower.
  #  Annualized.
 ++ The ratios reflect an expense cap of 1.30%, 1.45%, 1.65%, and 1.45% for the Focus Growth Class 1, Focus Growth Class 2, Focus TechNet Class 2, Focus Growth and Income Class 2, respectively, which are net of custody credits of (0.02%), (0.02%), (0.21%), and (0.20%), respectively, or waivers/reimbursements if applicable.
  @ The ratios reflect an expense cap of 1.65%, 1.45% and 1.45% for the Focus TechNet Class 2, Focus Growth and Income Class 2, and Focus Value Class 2, respectively which are net of custody credits of 0.01%.
  +  Unaudited.
  ^  Inception date of class.
(1)  Includes a tax return of capital of $0.03 per share.
(2) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                                 3/31/01  3/31/02  3/31/03  9/30/03#+
                                                                                 -------  -------  -------  ---------
Focus Growth Portfolio Class 1                                                    0.58%    0.22%    0.18%     0.09%
Focus Growth Portfolio Class 2                                                    0.45     0.21     0.19      0.09
Focus Growth Portfolio Class 3                                                      --       --     0.26      0.09
Focus TechNet Portfolio Class 2                                                   2.16     1.32     1.71      0.76
Focus TechNet Portfolio Class 3                                                     --       --     1.74      0.75
Focus Growth and Income Portfolio Class 2                                         2.90     1.02     0.68      0.34
Focus Growth and Income Portfolio Class 3                                           --       --     0.79      0.34
Focus Value Portfolio Class 2                                                       --     1.09     0.73      0.38
Focus Value Portfolio Class 3                                                       --       --     0.76      0.38

See Notes to Financial Statements.

SEASONS SERIES TRUST
TRUSTEE INFORMATION (UNAUDITED)

The following table contains information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                              TERM OF                                       IN FUND
         NAME,                               OFFICE AND                                     COMPLEX
      ADDRESS AND         POSITION HELD      LENGTH OF         PRINCIPAL OCCUPATION(S)      OVERSEEN        OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*         WITH TRUST       TIME SERVED(3)       DURING PAST 5 YEARS      BY TRUSTEE(1)            BY TRUSTEE
-----------------------   -------------     --------------     -----------------------    -------------     ------------------------
INDEPENDENT TRUSTEE

Carl D. Covitz              Trustee         February           Owner and President,            59           Trustee, Anchor Pathway
DOB: March 31, 1939                         2001 to            Landmark Capital, Inc.                       Fund ("APF") and
                                            Present            (since 1973)                                 SunAmerica Series Trust
                                                                                                            ("SST"); Director,
                                                                                                            Kayne Anderson Mutual
                                                                                                            Funds (since 1995);
                                                                                                            Director, Arden Realty,
                                                                                                            Inc. (since 1995).

Monica C. Lozano            Trustee         December           President and Chief             59           Trustee, Anchor Pathway
DOB: July 21, 1956                          1998 to            Operating Officer                            Fund ("APF") and
                                            Present            (since 2000) La Opinion                      SunAmerica Series Trust
                                                               (newspaper publishing                        ("SST"); Trustee,
                                                               concern), Associate                          University of Southern
                                                               Publisher (1991-1999)                        California (since
                                                               and Executive Editor                         1991); Director,
                                                               (1995-1999) thereof                          California Healthcare
                                                                                                            Foundation (since
                                                                                                            1998); Director, Tenet
                                                                                                            Healthcare Corporation
                                                                                                            (since 2002); Director,
                                                                                                            The Walt Disney Company
                                                                                                            (since 2000); Director,
                                                                                                            Union Bank of
                                                                                                            California (since
                                                                                                            2001).

Gilbert T. Ray              Trustee         February           Retired Partner,                59           Trustee, Anchor Pathway
DOB: September 18, 1944                     2001 to            O'Melveny & Myers LLP                        Fund ("APF") and
                                            Present            (since 2000); and                            SunAmerica Series Trust
                                                               Attorney (1972-2000)                         ("SST"); Director,
                                                               thereof                                      Advanced Auto Parts,
                                                                                                            Inc. (retail,
                                                                                                            automotive supply
                                                                                                            stores) (since 2002);
                                                                                                            Director, Watts, Wyatt
                                                                                                            & Company (services --
                                                                                                            management consulting
                                                                                                            services) (since 2000).

Allan L. Sher               Trustee         January 1997       Retired Brokerage               59           Trustee, Anchor Pathway
DOB: October 19, 1931                       to Present         Executive (since 1992)                       Fund ("APF") and
                                                                                                            SunAmerica Series Trust
                                                                                                            ("SST"); Director, Bowl
                                                                                                            America Incorporated
                                                                                                            (1997-Present).

Bruce G. Willison           Trustee         February           Dean, Anderson School           59           Trustee, Anchor Pathway
DOB: October 16, 1948                       2001 to            at UCLA (since 1999)                         Fund ("APF") and
                                            Present                                                         SunAmerica Series Trust
                                                                                                            ("SST"); Director,
                                                                                                            Nordstrom, Inc. (since
                                                                                                            1998); Director,
                                                                                                            Homestore, Inc. (real
                                                                                                            estate agents and
                                                                                                            managers (since 2003);
                                                                                                            Healthnet
                                                                                                            International, Inc.
                                                                                                            (business services)
                                                                                                            (since 2002).

INTERESTED TRUSTEE

Jana W. Greer(2)            Trustee and     February           President, AIG                  59           Trustee, Anchor Pathway
DOB: December 30, 1951       Chairman       2001 to            SunAmerica Retirement                        Fund ("APF") and
                                            Present            Markets, Inc. (since                         SunAmerica Series Trust
                                                               1996), and Executive                         ("SST"); Director,
                                                               Vice President thereof                       National Association
                                                               (1994-1996); Senior                          for Variable Annuities
                                                               Vice President and                           (since 1999).
                                                               Director, AIG
                                                               SunAmerica, Inc. (since
                                                               1991)

----------------
* The business address for each Trustee is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios), Anchor Pathway Fund (7 funds), Anchor Series Trust (8 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).
(2) Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of AIG SunAmerica Retirement Markets, Inc.
(3)  Trustees serve until their successors are duly elected and qualified.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
(800) 445-SUN2.

                 (This page has been left blank intentionally.)

[AIG SUNAMERICA(R) THE RETIREMENT SPECIALIST LOGO]                 Presorted
                                                                   Standard
   1 SunAmerica Center                                         U.S. Postage Paid
   Los Angeles, CA 90067-6022                                     Towne, Inc.

   ADDRESS SERVICE REQUESTED


J-1906-SAR (R 11/03)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. Exhibits.

(a) Not applicable.

(b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

    (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By: /s/ Robert M. Zakem
Robert M. Zakem President
Date:  December 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert M. Zakem
Robert M. Zakem President

Date: December 8, 2003

By: /s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: December 8, 2003